UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2011.

VALIC Company I

Annual Report, May 31, 2011

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2011

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2011. We encourage you to carefully read this report and thank you for your investment.

The reporting period saw positive performance in most financial markets. Generally, US corporations continued to surprise Wall Street with better than expected earnings, while “Main Street” remained unconvinced in the strength or existence of the US economic recovery. The total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was 25.95%. The Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, posted a return of 5.84% for the period. The MSCI EAFE Index (net)***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, posted a particularly strong 30.69% return.

The reporting period began with uncertainty surrounding the US recovery in the face of expiring government stimulus programs, high unemployment and European sovereign and banking woes threatening the global financial system. In order to combat sluggish growth, the US Federal Reserve Bank implemented a $600 billion program to buy US Treasuries, commonly referred to as Quantitative Easing II or “QE II”. This injection of liquidity into the financial system was one of the largest drivers of positive market performance. Ironically, with QE II winding down towards the end of the period, stock markets turned negative in the month of May, employment remained weak and European sovereign debt issues again are roiling markets, leaving the US facing the same questions a year later.

Unforeseen market shocks can impact investors from both natural and manmade events. At various points during the last year, investments were impacted by such diverse events as flooding in Australia, a tsunami in Japan, disruption to oil supply in North Africa, dueling expectations for inflation and deflation, and direct government participation in the markets. We believe that one of the best defenses against these unforeseeable events is sticking to fundamentals with a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. We encourage you to work with your financial advisor to understand your investments and their risks, and develop a plan to manage both towards your long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International, Europe, Australasia, Far East (“MSCI EAFE”) Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 30, 2011, the index consisted of 22 developed market country indices. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2011 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2010 and held until May 31, 2011. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended May 31, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended May 31, 2011” column and the “Expense Ratio as of May 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2011” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended May 31, 2011” column and the “Expense Ratio as of May 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2011” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2011 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2010	Ending Account Value Using Actual Return at May 31, 2011	Expenses Paid During the Six Months Ended May 31, 2011*	Beginning Account Value at December 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2011	Expenses Paid During the Six Months Ended May 31, 2011*	Expense Ratio as of May 31, 2011*
Asset Allocation@	$1,000.00	$1,101.79	$3.67	$1,000.00	$1,021.44	$3.53	0.70%
Blue Chip Growth#@	$1,000.00	$1,118.46	$4.49	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#@	$1,000.00	$1,174.43	$4.61	$1,000.00	$1,020.69	$4.28	0.85%
Capital Conservation	$1,000.00	$1,027.43	$3.39	$1,000.00	$1,021.59	$3.38	0.67%
Core Equity#@	$1,000.00	$1,185.07	$4.36	$1,000.00	$1,020.94	$4.03	0.80%
Dividend Value#	$1,000.00	$1,156.31	$4.41	$1,000.00	$1,020.84	$4.13	0.82%
Foreign Value@	$1,000.00	$1,199.01	$4.61	$1,000.00	$1,020.74	$4.23	0.84%
Global Equity	$1,000.00	$1,115.04	$5.17	$1,000.00	$1,020.04	$4.94	0.98%
Global Real Estate@	$1,000.00	$1,146.85	$4.92	$1,000.00	$1,020.34	$4.63	0.92%
Global Social Awareness@	$1,000.00	$1,146.59	$3.59	$1,000.00	$1,021.59	$3.38	0.67%
Global Strategy@	$1,000.00	$1,144.00	$3.69	$1,000.00	$1,021.49	$3.48	0.69%
Government Securities#	$1,000.00	$1,008.97	$3.26	$1,000.00	$1,021.69	$3.28	0.65%
Growth#	$1,000.00	$1,139.84	$4.32	$1,000.00	$1,020.89	$4.08	0.81%
Growth & Income#@	$1,000.00	$1,131.26	$4.52	$1,000.00	$1,020.69	$4.28	0.85%
Health Sciences@	$1,000.00	$1,297.46	$6.64	$1,000.00	$1,019.15	$5.84	1.16%
Inflation Protected	$1,000.00	$1,034.65	$3.15	$1,000.00	$1,021.84	$3.13	0.62%
International Equities	$1,000.00	$1,146.23	$2.51	$1,000.00	$1,022.59	$2.37	0.47%
International Government Bond	$1,000.00	$1,047.29	$3.42	$1,000.00	$1,021.59	$3.38	0.67%
International Growth I#@	$1,000.00	$1,163.40	$5.45	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core#@	$1,000.00	$1,180.75	$4.62	$1,000.00	$1,020.69	$4.28	0.85%
Large Capital Growth@	$1,000.00	$1,118.37	$4.12	$1,000.00	$1,021.04	$3.93	0.78%
Mid Cap Index	$1,000.00	$1,178.88	$2.12	$1,000.00	$1,022.99	$1.97	0.39%
Mid Cap Strategic Growth@	$1,000.00	$1,161.77	$4.53	$1,000.00	$1,020.74	$4.23	0.84%
Money Market I#	$1,000.00	$1,000.05	$1.10	$1,000.00	$1,023.83	$1.11	0.22%
Nasdaq-100® Index#	$1,000.00	$1,122.40	$2.80	$1,000.00	$1,022.29	$2.67	0.53%
Science & Technology@	$1,000.00	$1,155.95	$5.43	$1,000.00	$1,019.90	$5.09	1.01%
Small Cap Aggressive Growth#@	$1,000.00	$1,166.20	$5.35	$1,000.00	$1,020.00	$4.99	0.99%
Small Cap#@	$1,000.00	$1,209.72	$5.12	$1,000.00	$1,020.29	$4.68	0.93%
Small Cap Index	$1,000.00	$1,172.80	$2.33	$1,000.00	$1,022.79	$2.17	0.43%
Small Cap Special Values#@	$1,000.00	$1,127.30	$4.77	$1,000.00	$1,020.44	$4.53	0.90%
Small-Mid Growth#@	$1,000.00	$1,187.44	$5.45	$1,000.00	$1,019.95	$5.04	1.00%
Stock Index	$1,000.00	$1,148.68	$1.98	$1,000.00	$1,023.09	$1.87	0.37%
Value#	$1,000.00	$1,151.59	$4.56	$1,000.00	$1,020.69	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period May 31, 2011” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2010	Ending Account Value Using Actual Return at May 31, 2011	Expenses Paid During the Six Months Ended May 31, 2011*	Beginning Account Value at December 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2011	Expenses Paid During the Six Months Ended May 31, 2011*	Expense Ratio as of May 31, 2011*
Asset Allocation	$1,000.00	$1,101.79	$3.62	$1,000.00	$1,021.49	$3.48	0.69%
Blue Chip Growth#	$1,000.00	$1,118.46	$4.49	$1,000.00	$1,020.69	$4.28	0.85%
Broad Cap Value Income#	$1,000.00	$1,174.43	$4.55	$1,000.00	$1,020.74	$4.23	0.84%
Core Equity#	$1,000.00	$1,185.07	$4.30	$1,000.00	$1,020.99	$3.98	0.79%
Foreign Value	$1,000.00	$1,199.01	$4.61	$1,000.00	$1,020.74	$4.23	0.84%
Global Real Estate	$1,000.00	$1,146.85	$4.92	$1,000.00	$1,020.34	$4.63	0.92%
Global Social Awareness	$1,000.00	$1,146.59	$3.53	$1,000.00	$1,021.64	$3.33	0.66%
Global Strategy	$1,000.00	$1,144.00	$3.69	$1,000.00	$1,021.49	$3.48	0.69%
Growth & Income#	$1,000.00	$1,131.26	$4.46	$1,000.00	$1,020.74	$4.23	0.84%
Health Sciences	$1,000.00	$1,297.46	$6.64	$1,000.00	$1,019.15	$5.84	1.16%
International Growth I#	$1,000.00	$1,163.40	$5.45	$1,000.00	$1,019.90	$5.09	1.01%
Large Cap Core#	$1,000.00	$1,180.75	$4.57	$1,000.00	$1,020.74	$4.23	0.84%
Large Capital Growth	$1,000.00	$1,118.37	$4.01	$1,000.00	$1,021.14	$3.83	0.76%
Mid Cap Strategic Growth	$1,000.00	$1,161.77	$4.47	$1,000.00	$1,020.79	$4.18	0.83%
Science & Technology	$1,000.00	$1,155.95	$5.38	$1,000.00	$1,019.95	$5.04	1.00%
Small Cap Aggressive Growth#	$1,000.00	$1,166.20	$5.18	$1,000.00	$1,020.14	$4.84	0.96%
Small Cap#	$1,000.00	$1,209.72	$5.07	$1,000.00	$1,020.34	$4.63	0.92%
Small Cap Special Values#	$1,000.00	$1,127.30	$4.72	$1,000.00	$1,020.49	$4.48	0.89%
Small-Mid Growth#	$1,000.00	$1,187.44	$5.34	$1,000.00	$1,020.04	$4.94	0.98%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Time Deposits	7.4%
Federal Home Loan Mtg. Corp.	7.0
Diversified Financial Services	5.3
Federal National Mtg. Assoc.	4.8
Oil Companies — Integrated	4.7
United States Treasury Notes	3.9
Exchange — Traded Funds	3.9
Diversified Banking Institutions	3.2
Banks — Super Regional	3.0
Medical — Drugs	2.5
Diversified Manufacturing Operations	2.0
Telephone — Integrated	1.9
Electric — Integrated	1.7
Oil Companies — Exploration & Production	1.7
Computers	1.6
Banks — Commercial	1.5
Wireless Equipment	1.4
Aerospace/Defense	1.2
Real Estate Investment Trusts	1.2
Electronic Components — Semiconductors	1.1
Tobacco	1.1
Medical — Biomedical/Gene	1.1
Insurance — Life/Health	1.0
Multimedia	1.0
Investment Management/Advisor Services	0.9
Computer Services	0.9
Enterprise Software/Service	0.9
Applications Software	0.9
Semiconductor Equipment	0.8
Medical — HMO	0.8
Pipelines	0.8
Retail — Building Products	0.8
Food — Misc.	0.8
Chemicals — Diversified	0.7
Cable/Satellite TV	0.7
Computers — Memory Devices	0.7
Medical Products	0.7
Cosmetics & Toiletries	0.6
Engineering/R&D Services	0.6
Insurance — Multi-line	0.6
Instruments — Scientific	0.6
Transport — Rail	0.6
Transport — Services	0.5
Medical Labs & Testing Services	0.5
Retail — Restaurants	0.5
United States Treasury Bonds	0.5
Finance — Investment Banker/Broker	0.5
Advertising Agencies	0.5
Pharmacy Services	0.4
Insurance — Reinsurance	0.4
Insurance — Property/Casualty	0.4
Aerospace/Defense — Equipment	0.4
Auto — Heavy Duty Trucks	0.4
Retail — Discount	0.4
Retail — Drug Store	0.4
Oil — Field Services	0.4
Semiconductor Components — Integrated Circuits	0.4
Office Automation & Equipment	0.4
Consumer Products — Misc.	0.4
Medical — Hospitals	0.4
Auto/Truck Parts & Equipment — Original	0.3
Retail — Regional Department Stores	0.3
Machinery — Construction & Mining	0.3
Oil & Gas Drilling	0.3
Food — Retail	0.3
Beverages — Non-alcoholic	0.3
Commercial Services — Finance	0.3
Medical — Wholesale Drug Distribution	0.3
Telecom Services	0.3
Medical Instruments	0.3

Chemicals — Specialty	0.3
Software Tools	0.3
Finance — Auto Loans	0.3
Food — Confectionery	0.3
Web Hosting/Design	0.3
Paper & Related Products	0.3
Containers — Metal/Glass	0.3
Oil Field Machinery & Equipment	0.3
Electric — Generation	0.3
Finance — Other Services	0.2
Metal — Copper	0.2
E-Commerce/Services	0.2
Finance — Credit Card	0.2
Networking Products	0.2
Coal	0.2
Agricultural Chemicals	0.2
Cellular Telecom	0.2
Web Portals/ISP	0.2
Special Purpose Entities	0.2
Non — Hazardous Waste Disposal	0.2
Independent Power Producers	0.2
Data Processing/Management	0.2
Retail — Apparel/Shoe	0.2
Food — Wholesale/Distribution	0.2
Broadcast Services/Program	0.2
Gas — Distribution	0.2
Distribution/Wholesale	0.2
Banks — Money Center	0.2
Commercial Services	0.2
Containers — Paper/Plastic	0.2
Casino Hotels	0.1
Medical — Generic Drugs	0.1
Retail — Major Department Stores	0.1
Electronic Components — Misc.	0.1
Internet Security	0.1
Retail — Consumer Electronics	0.1
Schools	0.1
Banks — Fiduciary	0.1
Auto — Cars/Light Trucks	0.1
Beverages — Wine/Spirits	0.1
Athletic Footwear	0.1
Chemicals — Plastics	0.1
Computer Aided Design	0.1
U.S. Government Treasuries	0.1
Retail — Bedding	0.1
Financial Guarantee Insurance	0.1
Insurance Brokers	0.1
Building — Residential/Commercial	0.1
Steel — Producers	0.1
Government National Mtg. Assoc.	0.1
Gambling (Non-Hotel)	0.1
Consulting Services	0.1
Finance — Commercial	0.1
Gold Mining	0.1
Building & Construction Products — Misc.	0.1
Funeral Services & Related Items	0.1
Storage/Warehousing	0.1
Transport — Equipment & Leasing	0.1
Food — Meat Products	0.1
Capacitors	0.1
Real Estate Management/Services	0.1
Decision Support Software	0.1
Dialysis Centers	0.1
Footwear & Related Apparel	0.1
Insurance — Mutual	0.1
MRI/Medical Diagnostic Imaging	0.1
Transport — Air Freight	0.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 49.3%
Advanced Materials — 0.0%
Ceradyne, Inc.†	239	$10,698
STR Holdings, Inc.†	424	6,703

		17,401

Advertising Agencies — 0.4%
Omnicom Group, Inc.	10,992	514,096

Aerospace/Defense — 1.2%
Aerovironment, Inc.†	151	4,559
Boeing Co.	8,684	677,613
Cubic Corp.	131	6,712
Esterline Technologies Corp.†	290	21,930
General Dynamics Corp.	4,101	304,376
Lockheed Martin Corp.	2,988	232,765
National Presto Industries, Inc.	51	5,347
Northrop Grumman Corp.	3,612	235,827
Raytheon Co.	5,654	284,849
Teledyne Technologies, Inc.†	355	17,431

		1,791,409

Aerospace/Defense - Equipment — 0.4%
AAR Corp.	383	10,107
Curtiss - Wright Corp.	442	15,077
GenCorp, Inc.†	851	5,344
Kaman Corp.	254	9,164
Moog, Inc., Class A†	436	17,898
Orbital Sciences Corp.†	543	10,214
United Technologies Corp.	5,641	495,111

		562,915

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	454	69,816
Monsanto Co.	3,270	232,301

		302,117

Agricultural Operations — 0.0%
Andersons, Inc.	177	7,669
Archer - Daniels - Midland Co.	1,362	44,143

		51,812

Airlines — 0.0%
Allegiant Travel Co.†	147	6,705
Skywest, Inc.	520	8,024
Southwest Airlines Co.	2,945	34,839

		49,568

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	552	9,522
Darling International, Inc.†	1,119	21,429

		30,951

Apparel Manufacturers — 0.0%
Carter’s, Inc.†	557	17,657
Maidenform Brands, Inc.†	227	6,839
Oxford Industries, Inc.	129	4,896
Quiksilver, Inc.†	1,243	5,792
True Religion Apparel, Inc.†	248	7,289
Volcom, Inc.	83	2,031

		44,504

Applications Software — 0.9%
Ebix, Inc.†	367	7,267
EPIQ Systems, Inc.	299	4,473
Microsoft Corp.	48,279	1,207,458

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Progress Software Corp.†	645	$17,460

		1,236,658

Athletic Footwear — 0.1%
K - Swiss, Inc., Class A†	391	4,313
NIKE, Inc., Class B	1,858	156,908

		161,221

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	272	2,070
DTS, Inc.†	163	7,511
Harman International Industries, Inc.	810	38,856
Universal Electronics, Inc.†	146	3,721

		52,158

Auto Repair Centers — 0.0%
Midas, Inc.†	193	1,363
Monro Muffler Brake, Inc.	295	9,543

		10,906

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	11,495	171,505

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	4,456	222,800

Auto/Truck Parts & Equipment - Original — 0.0%
Spartan Motors, Inc.	439	2,103
Superior Industries International, Inc.	261	5,718

		7,821

Auto/Truck Parts & Equipment - Replacement — 0.0%
Standard Motor Products, Inc.	283	4,273

Banks - Commercial — 0.3%
Bank of the Ozarks, Inc.	111	5,396
City Holding Co.	150	4,840
Columbia Banking System, Inc.	375	6,746
Community Bank System, Inc.	404	10,132
First BanCorp†	304	1,538
First Commonwealth Financial Corp.	904	5,288
First Financial Bancorp	587	9,392
First Financial Bankshares, Inc.	220	11,629
First Horizon National Corp.	3,624	38,088
First Midwest Bancorp, Inc.	712	8,715
FNB Corp.	1,174	12,386
Glacier Bancorp, Inc.	693	9,854
Hancock Holding Co.	334	10,792
Hanmi Financial Corp.†	2,198	2,638
Home Bancshares, Inc.	210	5,036
Independent Bank Corp.	203	6,017
Lloyds Banking Group PLC†(1)	105,984	90,890
Nara Bancorp., Inc.†	363	3,082
National Penn Bancshares, Inc.	1,176	8,879
NBT Bancorp, Inc.	331	7,279
Old National Bancorp	913	9,860
Pinnacle Financial Partners, Inc.†	323	5,010
PrivateBancorp, Inc.	562	9,200
Regions Financial Corp.	8,453	59,678
S&T Bancorp, Inc.	237	4,415
Signature Bank†	387	22,028
Simmons First National Corp., Class A	161	4,209
Sterling Bancorp	445	4,245
Sterling Bancshares, Inc.	981	8,329
Susquehanna Bancshares, Inc.	1,250	10,900
Texas Capital Bancshares, Inc.†	356	8,911

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Tompkins Financial Corp.	90	$3,487
Trustco Bank Corp.	742	4,393
UMB Financial Corp.	324	13,819
Umpqua Holdings Corp.	1,095	13,118
United Bankshares, Inc.	372	9,021
United Community Banks, Inc.†	1,379	3,020
Whitney Holding Corp.	928	12,463
Wilshire Bancorp, Inc.†	824	2,579
Wintrust Financial Corp.	339	11,007

		478,309

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	731	4,825

Banks - Super Regional — 2.2%
Capital One Financial Corp.	18,915	1,027,841
Comerica, Inc.	16,596	599,282
Fifth Third Bancorp	10,478	136,843
Huntington Bancshares, Inc.	13,452	88,783
KeyCorp	13,816	117,021
SunTrust Banks, Inc.	5,505	154,856
Wells Fargo & Co.	35,387	1,003,929

		3,128,555

Beverages - Non - alcoholic — 0.3%
Coca - Cola Co.	2,591	173,105
Coca - Cola Enterprises, Inc.	3,504	101,230
Dr Pepper Snapple Group, Inc.	4,235	174,482

		448,817

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	7,657	168,148

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	91	7,627

Broadcast Services/Program — 0.1%
DG FastChannel, Inc.†	229	8,102
Discovery Communications, Inc., Class A†	2,775	120,879

		128,981

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.	185	4,884
Gibraltar Industries, Inc.†	444	5,799
NCI Building Systems, Inc.†	207	2,248
Quanex Building Products Corp.	355	7,043
Simpson Manufacturing Co., Inc.	380	10,647

		30,621

Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	337	5,759
Insituform Technologies, Inc., Class A†	373	9,627

		15,386

Building Products - Air & Heating — 0.0%
AAON, Inc.	106	3,572
Comfort Systems USA, Inc.	361	3,744

		7,316

Building Products - Cement — 0.0%
Eagle Materials, Inc.	426	12,273
Texas Industries, Inc.	267	11,185

		23,458

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	273	3,615

Security Description	Shares	Value (Note 2)

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	189	$5,524

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	130	1,383

Building - Maintance & Services — 0.0%
ABM Industries, Inc.	453	10,319

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	75	1,369
Winnebago Industries, Inc.†	277	3,171

		4,540

Building - Residential/Commercial — 0.0%
M/I Homes, Inc.†	270	3,394
Meritage Homes Corp.†	307	7,675
Standard Pacific Corp.†	949	3,767

		14,836

Cable/Satellite TV — 0.5%
Cablevision Systems Corp., Class A	368	13,071
Comcast Corp., Class A	18,275	461,261
DIRECTV, Class A†	976	49,054
Time Warner Cable, Inc.	2,409	186,023

		709,409

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	120	1,118
Wynn Resorts, Ltd.	292	42,784

		43,902

Casino Services — 0.0%
Multimedia Games, Inc.†	367	2,026
Shuffle Master, Inc.†	492	5,358

		7,384

Cellular Telecom — 0.1%
Sprint Nextel Corp.†	15,116	88,429

Chemicals - Diversified — 0.6%
Dow Chemical Co.	1,118	40,393
E.I. du Pont de Nemours & Co.	10,501	559,703
PPG Industries, Inc.	3,231	286,590

		886,686

Chemicals - Other — 0.0%
American Vanguard Corp.	308	3,681

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	302	7,698
PolyOne Corp.	821	12,504

		20,202

Chemicals - Specialty — 0.1%
Arch Chemicals, Inc.	245	8,857
Balchem Corp.	278	11,996
Eastman Chemical Co.	1,202	127,232
H.B. Fuller Co.	469	10,454
Hawkins, Inc.	83	3,615
OM Group, Inc.†	273	10,177
Quaker Chemical Corp.	119	5,183
Stepan Co.	70	4,699
Zep, Inc.	206	3,838

		186,051

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Circuit Boards — 0.0%
Park Electrochemical Corp.	228	$6,865
TTM Technologies, Inc.†	412	6,823

		13,688

Coal — 0.0%
Peabody Energy Corp.	221	13,561

Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	130	6,616

Commercial Services — 0.1%
Arbitron, Inc.	256	10,931
Healthcare Services Group, Inc.	632	10,782
HMS Holdings Corp.†	265	20,686
Live Nation Entertainment, Inc.†	1,502	17,318
Medifast, Inc.†	65	1,737
Pre - Paid Legal Services, Inc.†	96	6,371
StarTek, Inc.†	153	711
TeleTech Holdings, Inc.†	238	4,308

		72,844

Commercial Services - Finance — 0.3%
Cardtronics, Inc.†	287	6,354
Heartland Payment Systems, Inc.	370	7,037
Mastercard, Inc., Class A	359	103,051
Moody’s Corp.	2,872	114,622
Visa, Inc., Class A	2,430	196,976
Wright Express Corp.†	368	19,857

		447,897

Communications Software — 0.0%
Digi International, Inc.†	364	4,292
Smith Micro Software, Inc.†	145	770

		5,062

Computer Aided Design — 0.1%
Autodesk, Inc.†	3,541	152,192

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	276	3,933

Computer Services — 0.8%
CACI International, Inc., Class A†	296	18,894
Ciber, Inc.†	683	4,166
Computer Sciences Corp.	1,575	62,827
iGate Corp.	286	5,277
Insight Enterprises, Inc.†	447	7,496
International Business Machines Corp.	5,753	971,854
LivePerson, Inc.†	435	5,159
Manhattan Associates, Inc.†	210	7,549
SYKES Enterprises, Inc.†	390	8,436

		1,091,658

Computer Software — 0.0%
Avid Technology, Inc.†	274	4,787
Blackbaud, Inc.	431	12,132

		16,919

Computers — 1.6%
Apple, Inc.†	6,220	2,163,502
Dell, Inc.†	1,120	18,010
Hewlett - Packard Co.	2,423	90,572

		2,272,084

Computers - Integrated Systems — 0.0%
Agilysys, Inc.†	256	1,743
Integral Systems, Inc.†	174	2,065

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Mercury Computer Systems, Inc.†	287	$5,488
MTS Systems Corp.	150	6,147
NCI, Inc., Class A†	74	1,680
Netscout Systems, Inc.†	337	7,818
Radiant Systems, Inc.†	318	6,678
Radisys Corp.†	257	2,218
Stratasys, Inc.†	201	7,075
Super Micro Computer, Inc.†	238	3,994

		44,906

Computers - Memory Devices — 0.7%
EMC Corp.†	23,251	661,956
Hutchinson Technology, Inc.†	307	768
NetApp, Inc.†	4,003	219,244
SanDisk Corp.†	931	44,241

		926,209

Computers - Periphery Equipment — 0.0%
Synaptics, Inc.†	325	9,116

Consulting Services — 0.0%
Forrester Research, Inc.	143	5,426
MAXIMUS, Inc.	163	13,659
Navigant Consulting, Inc.†	489	4,939

		24,024

Consumer Products - Misc. — 0.2%
Blyth, Inc.	76	3,464
Central Garden and Pet Co., Class A†	470	4,728
Helen of Troy, Ltd.†	293	9,490
Kid Brands, Inc.†	107	575
Kimberly - Clark Corp.	3,146	214,872
Prestige Brands Holdings, Inc.†	488	6,300
WD - 40 Co.	157	6,654

		246,083

Containers - Metal/Glass — 0.2%
Ball Corp.	5,231	206,677

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	2,354	60,451

Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	2,288	67,977
Colgate - Palmolive Co.	2,732	239,132
Inter Parfums, Inc.	148	3,297
Procter & Gamble Co.	9,058	606,886

		917,292

Cruise Lines — 0.0%
Carnival Corp.	1,289	50,026

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	422	17,445
CSG Systems International, Inc.†	335	6,395
Fiserv, Inc.†	3,753	242,144

		265,984

Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	124	4,502

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	659	16,146

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,022	6,224

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	360	$8,590

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	115	4,986
Merit Medical Systems, Inc.†	312	6,122

		11,108

Distribution/Wholesale — 0.1%
Brightpoint, Inc.†	650	5,876
Genuine Parts Co.	566	31,017
MWI Veterinary Supply, Inc.†	117	9,863
Pool Corp.	466	14,092
Scansource, Inc.†	262	9,283
School Specialty, Inc.†	233	3,583
United Stationers, Inc.	219	16,210

		89,924

Diversified Banking Institutions — 1.4%
Bank of America Corp.	34,471	405,034
Citigroup, Inc.	3,128	128,717
Goldman Sachs Group, Inc.	4,555	641,025
JPMorgan Chase & Co.	18,269	789,952

		1,964,728

Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	300	12,441
Actuant Corp., Class A	656	16,492
AZZ, Inc.	103	4,544
Barnes Group, Inc.	436	10,512
Dover Corp.	13,355	897,856
EnPro Industries, Inc.†	200	9,116
ESCO Technologies, Inc.	277	10,407
Federal Signal Corp.	596	3,916
General Electric Co.	36,057	708,159
Griffon Corp.†	444	4,702
Illinois Tool Works, Inc.	5,643	323,457
Koppers Holdings, Inc.	200	8,026
LSB Industries, Inc.†	152	7,196
Lydall, Inc.†	223	2,667
Parker Hannifin Corp.	489	43,448
Standex International Corp.	122	4,053
Tredegar Corp.	223	4,324
Tyco International, Ltd.	7,501	370,174

		2,441,490

Diversified Minerals — 0.0%
AMCOL International Corp.	249	9,143

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	207	13,987
Viad Corp.	189	4,275

		18,262

E - Commerce/Products — 0.0%
Blue Nile, Inc.†	142	7,100
Nutrisystem, Inc.	259	3,667
Stamps.com, Inc.	61	759

		11,526

E - Commerce/Services — 0.2%
Netflix, Inc.†	98	26,538
priceline.com, Inc.†	529	272,536
United Online, Inc.	849	5,162

		304,236

Security Description	Shares	Value (Note 2)

E - Marketing/Info — 0.0%
comScore, Inc.†	244	$6,849
Liquidity Services, Inc.†	84	1,761

		8,610

E - Services/Consulting — 0.0%
Perficient, Inc.†	142	1,583
Websense, Inc.†	395	9,816

		11,399

Electric Products - Misc. — 0.0%
Littelfuse, Inc.	213	12,780

Electric - Generation — 0.2%
AES Corp.†	16,257	210,691

Electric - Integrated — 1.1%
Allete, Inc.	295	11,765
Avista Corp.	545	13,587
Central Vermont Public Service Corp.	195	6,688
CH Energy Group, Inc.	148	7,985
CMS Energy Corp.	13,661	272,400
DPL, Inc.	10,538	317,931
El Paso Electric Co.†	435	13,546
Entergy Corp.	3,836	261,423
Exelon Corp.	4,790	200,461
Integrys Energy Group, Inc.	5,797	303,415
NorthWestern Corp.	352	11,641
Pepco Holdings, Inc.	6,830	136,395
UIL Holdings Corp.	483	16,002
Unisource Energy Corp.	347	13,148

		1,586,387

Electronic Components - Misc. — 0.0%
Bel Fuse, Inc., Class B	172	3,366
Benchmark Electronics, Inc.†	587	10,143
CTS Corp.	334	3,420
Daktronics, Inc.	365	3,924
Methode Electronics, Inc.	355	4,246
OSI Systems, Inc.†	185	7,396
Plexus Corp.†	335	12,489
Pulse Electronics Corp.	472	2,322
Rogers Corp.†	172	8,072

		55,378

Electronic Components - Semiconductors — 1.0%
Altera Corp.	5,454	262,283
Ceva, Inc.†	211	7,244
Diodes, Inc.†	350	10,220
DSP Group, Inc.†	343	2,833
Intel Corp.	29,790	670,573
Kopin Corp.†	314	1,636
Microsemi Corp.†	820	18,081
Monolithic Power Systems, Inc.†	341	5,899
Supertex, Inc.†	138	3,017
Texas Instruments, Inc.	13,538	477,891
Volterra Semiconductor Corp.†	239	5,896

		1,465,573

Electronic Forms — 0.0%
Adobe Systems, Inc.†	977	33,834

Electronic Measurement Instruments — 0.0%
Analogic Corp.	113	6,040
Badger Meter, Inc.	142	5,285
FARO Technologies, Inc.†	161	7,206

		18,531

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	90	$7,788
LoJack Corp.†	203	891

		8,679

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	876	3,206

Engineering/R&D Services — 0.6%
EMCOR Group, Inc.†	636	19,315
Exponent, Inc.†	137	5,875
Foster Wheeler AG†	26,078	893,432

		918,622

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	480	10,008

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	2,859	159,618
CA, Inc.	4,321	101,111
JDA Software Group, Inc.†	401	13,245
MicroStrategy, Inc., Class A†	78	11,403
Omnicell, Inc.†	323	4,978
Oracle Corp.	28,197	964,901
RightNow Technologies, Inc.†	224	7,414
SYNNEX Corp.†	229	7,498
Taleo Corp., Class A†	388	14,484
Tyler Technologies, Inc.†	235	5,971

		1,290,623

Entertainment Software — 0.0%
Take - Two Interactive Software, Inc.†	865	14,177
THQ, Inc.†	990	4,089

		18,266

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	552	13,430

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	498	21,220

Finance - Consumer Loans — 0.0%
Portfolio Recovery Associates, Inc.†	163	14,119
World Acceptance Corp.†	152	10,135

		24,254

Finance - Credit Card — 0.2%
American Express Co.	6,148	317,237

Finance - Investment Banker/Broker — 0.1%
Interactive Brokers Group, Inc., Class A	401	6,881
Investment Technology Group, Inc.†	394	5,965
LaBranche & Co., Inc.†	517	2,089
optionsXpress Holdings, Inc.	411	7,521
Piper Jaffray Cos.†	152	5,050
Stifel Financial Corp.†	501	20,175
SWS Group, Inc.	420	2,730
TradeStation Group, Inc.†	580	5,649

		56,060

Finance - Other Services — 0.2%
CME Group, Inc.	790	225,751
NASDAQ OMX Group, Inc.†	3,587	91,540

		317,291

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	178	3,920

Security Description	Shares	Value (Note 2)

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	133	$3,648
TreeHouse Foods, Inc.†	336	20,473

		24,121

Food - Confectionery — 0.3%
Hershey Co.	6,934	386,432

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	4,008	76,232

Food - Misc. — 0.7%
B&G Foods, Inc.	462	8,566
Cal - Maine Foods, Inc.	112	3,339
Campbell Soup Co.	5,259	182,750
ConAgra Foods, Inc.	5,861	149,045
Diamond Foods, Inc.	194	14,439
General Mills, Inc.	2,248	89,403
Hain Celestial Group, Inc.†	458	16,378
J&J Snack Foods Corp.	121	6,234
Kraft Foods, Inc., Class A	10,475	366,311
Sara Lee Corp.	5,956	116,440
Snyders - Lance, Inc.	440	9,354

		962,259

Food - Retail — 0.3%
Kroger Co.	7,257	180,119
Safeway, Inc.	5,843	144,322
SUPERVALU, Inc.	7,636	78,345

		402,786

Food - Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	63	1,395
Nash Finch Co.	113	4,245
Spartan Stores, Inc.	326	6,080
Sysco Corp.	5,788	186,432
United Natural Foods, Inc.†	463	20,145

		218,297

Footwear & Related Apparel — 0.1%
CROCS, Inc.†	849	19,298
Iconix Brand Group, Inc.†	695	17,166
Skechers U.S.A., Inc., Class A†	327	5,716
Steven Madden, Ltd.†	219	12,207
Wolverine World Wide, Inc.	435	17,017

		71,404

Forestry — 0.0%
Deltic Timber Corp.	108	6,211

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	635	14,446

Gambling (Non - Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	630	9,154

Garden Products — 0.0%
Toro Co.	282	18,014

Gas - Distribution — 0.1%
Laclede Group, Inc.	218	8,199
New Jersey Resources Corp.	399	18,386
Northwest Natural Gas Co.	251	11,338
Piedmont Natural Gas Co., Inc.	695	21,871
South Jersey Industries, Inc.	306	17,127
Southwest Gas Corp.	439	17,147

		94,068

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gold Mining — 0.1%
Newmont Mining Corp.	1,719	$97,244

Golf — 0.0%
Callaway Golf Co.	617	4,177

Health Care Cost Containment — 0.0%
Corvel Corp.†	31	1,641

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,549	45,398

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	278	6,469
La - Z - Boy, Inc.†	496	5,491
Select Comfort Corp.†	539	8,807

		20,767

Hotel/Motels — 0.0%
Marcus Corp.	312	3,276

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	569	4,922
CDI Corp.	191	2,684
Cross Country Healthcare, Inc.†	453	3,474
Heidrick & Struggles International, Inc.	168	3,520
Insperity, Inc.	217	6,827
Kelly Services, Inc., Class A†	267	4,707
On Assignment, Inc.†	531	5,931
SFN Group, Inc.†	490	5,091
TrueBlue, Inc.†	459	6,720

		43,876

Identification Systems — 0.0%
Brady Corp., Class A	503	17,338
Checkpoint Systems, Inc.†	382	6,918

		24,256

Independent Power Producers — 0.0%
GenOn Energy, Inc.†	439	1,752

Industrial Automated/Robotic — 0.0%
Cognex Corp.	364	12,845
Gerber Scientific, Inc.†	364	3,527
Intermec, Inc.†	458	5,533

		21,905

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	280	9,797

Instruments - Scientific — 0.6%
FEI Co.†	401	15,643
PerkinElmer, Inc.	25,749	712,990
Thermo Fisher Scientific, Inc.	1,761	115,257

		843,890

Insurance Brokers — 0.0%
eHealth, Inc.†	113	1,498
Marsh & McLennan Cos., Inc.	1,050	32,204

		33,702

Insurance - Life/Health — 0.7%
Aflac, Inc.	4,376	209,129
Delphi Financial Group, Inc., Class A	524	15,285
Lincoln National Corp.	796	23,363
Presidential Life Corp.	306	3,228
Principal Financial Group, Inc.	4,697	146,875
Prudential Financial, Inc.	6,902	440,210
Torchmark Corp.	1,703	112,909

		950,999

Security Description	Shares	Value (Note 2)

Insurance - Multi - line — 0.3%
Assurant, Inc.	1,728	$63,919
Hartford Financial Services Group, Inc.	11,900	317,135
Horace Mann Educators Corp.	379	6,185
United Fire & Casualty Co.	205	3,887

		391,126

Insurance - Property/Casualty — 0.4%
AMERISAFE, Inc.†	179	4,142
Employers Holdings, Inc.	366	6,079
Infinity Property & Casualty Corp.	121	6,432
Meadowbrook Insurance Group, Inc.	510	5,034
Navigators Group Inc†	120	5,738
ProAssurance Corp.†	295	20,741
Progressive Corp.	9,504	205,762
RLI Corp.	155	9,339
Safety Insurance Group, Inc.	139	6,241
Selective Insurance Group, Inc.	514	8,517
Stewart Information Services Corp.	268	2,806
Tower Group, Inc.	374	9,088
Travelers Cos., Inc.	3,620	224,730

		514,649

Insurance - Reinsurance — 0.3%
Berkshire Hathaway, Inc., Class B†	5,806	459,080

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	347	8,040
eResearchTechnology, Inc.†	430	2,726

		10,766

Internet Connectivity Services — 0.0%
PC - Tel, Inc.†	251	1,737

Internet Content - Information/News — 0.0%
Knot, Inc.†	324	3,324

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	478	54,291

Internet Security — 0.1%
Blue Coat Systems, Inc.†	418	9,593
Sourcefire, Inc.†	268	7,158
VeriSign, Inc.	4,799	168,061

		184,812

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	440	12,756

Investment Companies — 0.0%
Prospect Capital Corp.	940	11,007

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	3,864	236,593
BlackRock, Inc.	883	181,510
Calamos Asset Management, Inc., Class A	193	2,893
Federated Investors, Inc., Class B	3,843	98,496
Janus Capital Group, Inc.	12,207	126,098
Legg Mason, Inc.	19,481	659,237
National Financial Partners Corp.†	435	5,685

		1,310,512

Lasers - System/Components — 0.0%
Cymer, Inc.†	311	14,888
Electro Scientific Industries, Inc.†	265	4,770
II - VI, Inc.†	248	14,101
Newport Corp.†	338	6,148
Rofin - Sinar Technologies, Inc.†	309	11,167

		51,074

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Leisure Products — 0.0%
Brunswick Corp.	856	$18,558

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	174	5,503
UniFirst Corp.	143	7,668

		13,171

Machinery - Construction & Mining — 0.3%
Astec Industries, Inc.†	193	7,241
Caterpillar, Inc.	3,887	411,245
Joy Global, Inc.	119	10,668

		429,154

Machinery - Farming — 0.0%
Lindsay Corp.	118	7,915

Machinery - General Industrial — 0.0%
Albany International Corp., Class A	264	7,286
Applied Industrial Technologies, Inc.	358	12,752
Intevac, Inc.†	243	2,885
Robbins & Myers, Inc.	435	19,166

		42,089

Machinery - Material Handling — 0.0%
Cascade Corp.	104	4,226

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	104	6,526
Quality Systems, Inc.	179	15,408

		21,934

Medical Instruments — 0.3%
Abaxis, Inc.†	214	6,662
Boston Scientific Corp.†	22,857	164,113
CONMED Corp.†	274	7,754
CryoLife, Inc.†	301	1,689
Integra LifeSciences Holdings Corp.†	201	10,309
Intuitive Surgical, Inc.†	56	19,544
Kensey Nash Corp.†	46	1,210
Natus Medical, Inc.†	253	4,248
St. Jude Medical, Inc.	3,076	155,861
SurModics, Inc.†	156	2,271
Symmetry Medical, Inc.†	526	5,376

		379,037

Medical Labs & Testing Services — 0.4%
Bio - Reference Labs, Inc.†	238	5,933
Laboratory Corp. of America Holdings†	5,191	523,409

		529,342

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	248	1,409
Palomar Medical Technologies, Inc.†	219	3,105

		4,514

Medical Products — 0.5%
American Medical Systems Holdings, Inc.†	734	21,976
Becton, Dickinson and Co.	385	33,707
Cantel Medical Corp.	101	2,395
Cyberonics, Inc.†	237	7,738
Greatbatch, Inc.†	207	5,993
Haemonetics Corp.†	243	16,434
Hanger Orthopedic Group, Inc.†	315	7,922
Invacare Corp.	313	10,511
Johnson & Johnson	4,160	279,926
PSS World Medical, Inc.†	514	15,019

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Stryker Corp.	1,508	$94,099
Varian Medical Systems, Inc.†	1,751	118,262
West Pharmaceutical Services, Inc.	343	15,943
Zoll Medical Corp.†	207	12,588

		642,513

Medical - Biomedical/Gene — 1.0%
Amgen, Inc.†	15,451	935,404
Arqule, Inc.†	211	1,523
Biogen Idec, Inc.†	4,708	445,989
Cambrex Corp.†	423	2,069
Cubist Pharmaceuticals, Inc.†	574	22,116
Emergent Biosolutions, Inc.†	195	4,871
Enzo Biochem, Inc.†	158	632
Regeneron Pharmaceuticals, Inc.†	706	42,374

		1,454,978

Medical - Drugs — 2.4%
Abbott Laboratories	28,467	1,487,401
Bristol - Myers Squibb Co.	41,675	1,198,573
Eli Lilly & Co.	1,160	44,637
Hi - Tech Pharmacal Co., Inc.†	49	1,375
Merck & Co., Inc.	13,178	484,291
Pfizer, Inc.	9,984	214,157
PharMerica Corp.†	422	5,207
Salix Pharmaceuticals, Ltd.†	555	22,217
Savient Pharmaceuticals, Inc.†	589	5,001
Viropharma, Inc.†	749	14,493

		3,477,352

Medical - Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	340	11,683
Watson Pharmaceuticals, Inc.†	2,035	130,952

		142,635

Medical - HMO — 0.8%
Aetna, Inc.	3,335	145,673
AMERIGROUP Corp.†	475	33,682
Centene Corp.†	476	16,565
CIGNA Corp.	265	13,221
Healthspring, Inc.†	627	27,494
Humana, Inc.	4,860	391,376
Magellan Health Services, Inc.†	296	15,670
Molina Healthcare, Inc.†	246	6,686
UnitedHealth Group, Inc.	7,950	389,152
WellPoint, Inc.	1,362	106,468

		1,145,987

Medical - Hospitals — 0.1%
MedCath Corp.†	296	4,014
Tenet Healthcare Corp.†	11,461	73,121

		77,135

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	122	3,648

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	105	6,410
Almost Family, Inc.†	43	1,299
Amedisys, Inc.†	285	8,920
Amsurg Corp.†	299	7,747
Gentiva Health Services, Inc.†	285	6,977
LHC Group, Inc.†	125	3,373

		34,726

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	7,199	$296,743
Cardinal Health, Inc.	3,279	148,932

		445,675

Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc.	173	7,666
Kaydon Corp.	317	11,529
Mueller Industries, Inc.	360	13,385
RTI International Metals, Inc.†	333	12,697

		45,277

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	240	4,435
Lawson Products, Inc.	55	1,037
Olympic Steel, Inc.	133	3,900

		9,372

Metal - Aluminum — 0.0%
Century Aluminum Co.†	622	10,039
Kaiser Aluminum Corp.	144	7,595

		17,634

Metal - Copper — 0.2%
Freeport - McMoRan Copper & Gold, Inc.	6,348	327,811

Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	252	4,949
Movado Group, Inc.	252	4,173

		9,122

Multimedia — 0.6%
EW Scripps Co., Class A†	311	2,668
McGraw - Hill Cos., Inc.	1,320	56,060
News Corp., Class A	8,469	155,322
Time Warner, Inc.	3,807	138,689
Viacom, Inc., Class B	3,486	175,729
Walt Disney Co.	6,111	254,401

		782,869

Networking Products — 0.2%
Anixter International, Inc.	276	18,683
Black Box Corp.	172	5,669
Cisco Systems, Inc.	16,870	283,416
LogMeIn, Inc.†	158	6,876
Netgear, Inc.†	352	14,731

		329,375

Non - Ferrous Metals — 0.0%
Materion Corp.†	167	6,625

Non - Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,228	86,625

Office Automation & Equipment — 0.1%
Xerox Corp.	10,803	110,299

Office Furnishings - Original — 0.0%
Interface, Inc. Class A	588	11,319

Office Supplies & Forms — 0.0%
Standard Register Co.	125	424

Oil & Gas Drilling — 0.3%
Helmerich & Payne, Inc.	6,120	383,602
Nabors Industries, Ltd.†	757	21,113
Pioneer Drilling Co.†	521	7,627

		412,342

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 1.1%
Anadarko Petroleum Corp.	8,846	$703,434
Apache Corp.	1,716	213,814
Contango Oil & Gas Co.†	120	7,435
Georesources, Inc.†	175	4,335
Gulfport Energy Corp.†	359	10,623
Occidental Petroleum Corp.	4,041	435,822
Penn Virginia Corp.	439	6,405
Petroleum Development Corp.†	221	8,033
Petroquest Energy, Inc.†	573	4,578
Pioneer Natural Resources Co.	626	57,479
QEP Resources, Inc.	1,376	59,856
Stone Energy Corp.†	441	14,227
Swift Energy Co.†	406	15,927

		1,541,968

Oil Companies - Integrated — 4.2%
Chevron Corp.	11,480	1,204,367
ConocoPhillips	27,263	1,996,197
Exxon Mobil Corp.	20,530	1,713,639
Marathon Oil Corp.	2,835	153,572
Murphy Oil Corp.	14,395	991,671

		6,059,446

Oil Field Machinery & Equipment — 0.2%
Gulf Island Fabrication, Inc.	133	4,522
Lufkin Industries, Inc.	293	26,578
National Oilwell Varco, Inc.	2,839	206,055

		237,155

Oil Refining & Marketing — 0.0%
Holly Corp.	427	26,606
Valero Energy Corp.	499	13,723

		40,329

Oil - Field Services — 0.3%
Basic Energy Services, Inc.†	248	6,745
Halliburton Co.	7,813	391,822
Hornbeck Offshore Services, Inc.†	222	5,992
Matrix Service Co.†	255	3,409
SEACOR Holdings, Inc.	204	20,333
Tetra Technologies, Inc.†	733	9,998

		438,299

Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	367	9,347
Clearwater Paper Corp.†	107	7,393
International Paper Co.	1,050	32,781
KapStone Paper and Packaging Corp.†	368	6,054
Neenah Paper, Inc.	213	4,939
Schweitzer - Mauduit International, Inc.	170	8,956
Wausau Paper Corp.	470	3,224

		72,694

Pharmacy Services — 0.4%
Medco Health Solutions, Inc.†	10,331	618,414

Physical Therapy/Rehabilitation Centers — 0.0%
RehabCare Group, Inc.†	240	9,019

Physicians Practice Management — 0.0%
Healthways, Inc.†	328	5,317
IPC The Hospitalist Co., Inc.†	155	7,871

		13,188

Pipelines — 0.0%
Williams Cos., Inc.	915	28,722

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Poultry — 0.0%
Sanderson Farms, Inc.	180	$7,904

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	421	6,252
Powell Industries, Inc.†	126	4,328
Vicor Corp.	91	1,507

		12,087

Printing - Commercial — 0.0%
Consolidated Graphics, Inc.†	99	5,464

Private Corrections — 0.0%
Geo Group, Inc.†	619	15,221

Protection/Safety — 0.0%
Landauer, Inc.	93	5,554

Publishing - Newspapers — 0.0%
Dolan Co†	294	3,081

Real Estate Investment Trusts — 0.9%
Acadia Realty Trust	359	7,413
Apartment Investment & Management Co., Class A	9,223	246,531
BioMed Realty Trust, Inc.	1,302	26,678
Cedar Shopping Centers, Inc.	683	3,620
Colonial Properties Trust	773	16,310
DiamondRock Hospitality Co.	1,678	19,297
Digital Realty Trust, Inc.	9,730	606,860
EastGroup Properties, Inc.	239	11,212
Entertainment Properties Trust	460	22,347
Extra Space Storage, Inc.	879	19,127
Franklin Street Properties Corp.	675	9,241
Getty Realty Corp.	241	6,254
Healthcare Realty Trust, Inc.	767	16,889
Home Properties, Inc.	367	22,717
Inland Real Estate Corp.	854	7,797
Kilroy Realty Corp.	594	24,633
Kite Realty Group Trust	923	4,624
LaSalle Hotel Properties	799	22,356
Lexington Realty Trust	1,423	13,433
LTC Properties, Inc.	291	8,590
Medical Properties Trust, Inc.	951	11,754
Mid - America Apartment Communities, Inc.	343	23,513
National Retail Properties, Inc.	804	20,727
Parkway Properties, Inc.	210	3,856
Pennsylvania Real Estate Investment Trust	547	9,387
Post Properties, Inc.	494	20,798
PS Business Parks, Inc.	178	10,233
Public Storage	212	25,088
Saul Centers, Inc.	100	3,992
Sovran Self Storage, Inc.	296	12,420
Tanger Factory Outlet Centers	780	21,419
Universal Health Realty Income Trust	123	5,327
Urstadt Biddle Properties, Inc., Class A	225	4,311

		1,288,754

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A††	2,759	72,920

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	310	5,651

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	174	2,497

Research & Development — 0.0%
Kendle International, Inc.†	217	3,266
Parexel International Corp.†	563	14,171

		17,437

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 0.2%
Brown Shoe Co., Inc.	420	$4,330
Buckle, Inc.	251	10,715
Cato Corp., Class A	253	6,887
Children’s Place Retail Stores, Inc.†	259	13,012
Christopher & Banks Corp.	523	3,133
Finish Line, Inc., Class A	419	9,662
Gap, Inc.	3,828	74,263
Genesco, Inc.†	217	9,763
HOT Topic, Inc.	647	5,040
JOS. A. Bank Clothiers, Inc.†	265	15,132
Liz Claiborne, Inc.†	1,065	6,954
Men’s Wearhouse, Inc.	487	16,767
Ross Stores, Inc.	593	48,602
Rue21, Inc.†	147	4,975
Stein Mart, Inc.	386	3,783

		233,018

Retail - Auto Parts — 0.0%
PEP Boys - Manny Moe & Jack	502	7,128

Retail - Automobile — 0.0%
Group 1 Automotive, Inc.	232	8,985
Lithia Motors, Inc., Class A	315	5,639
Sonic Automotive, Inc., Class A	342	4,470

		19,094

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,756	148,521

Retail - Building Products — 0.8%
Home Depot, Inc.	27,656	1,003,360
Lowe’s Cos., Inc.	4,257	102,764
Lumber Liquidators Holdings, Inc.†	222	5,987

		1,112,111

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	866	1,628

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,831	89,912
RadioShack Corp.	5,809	91,550

		181,462

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	360	14,922

Retail - Discount — 0.3%
Big Lots, Inc.†	475	15,870
Fred’s, Inc., Class A	372	5,413
HSN, Inc.†	376	13,239
Target Corp.	4,911	243,242
Tuesday Morning Corp.†	530	2,618
Wal - Mart Stores, Inc.	2,838	156,714

		437,096

Retail - Drug Store — 0.2%
CVS Caremark Corp.	3,901	150,930
Walgreen Co.	1,440	62,827

		213,757

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	271	3,016
Kirkland’s, Inc.†	82	1,071

		4,087

Retail - Jewelry — 0.0%
Zale Corp.†	302	1,891

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Leisure Products — 0.0%
MarineMax, Inc.†	325	$2,704

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	3,786	200,734

Retail - Office Supplies — 0.0%
OfficeMax, Inc.†	817	6,830
Staples, Inc.	1,687	28,375

		35,205

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	286	14,889
EzCorp, Inc., Class A†	478	15,674
First Cash Financial Services, Inc.†	306	12,775

		43,338

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	107	1,371

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	667	24,399

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.	8,129	432,788
Stage Stores, Inc.	351	6,332

		439,120

Retail - Restaurants — 0.5%
Biglari Holdings, Inc.†	11	4,383
BJ’s Restaurants, Inc.†	216	11,066
Buffalo Wild Wings, Inc.†	172	10,774
California Pizza Kitchen, Inc.†	232	4,271
CEC Entertainment, Inc.	200	8,138
Cracker Barrel Old Country Store, Inc.	221	10,471
DineEquity, Inc.†	149	8,010
Jack in the Box, Inc.†	490	10,883
McDonald’s Corp.	6,883	561,240
O’Charley’s, Inc.†	270	1,958
Papa John’s International, Inc.†	186	6,162
PF Chang’s China Bistro, Inc.	219	8,845
Red Robin Gourmet Burgers, Inc.†	153	5,615
Ruby Tuesday, Inc.†	618	6,551
Ruth’s Hospitality Group, Inc.†	449	2,402
Sonic Corp.†	671	7,710
Texas Roadhouse, Inc.	563	9,700

		678,179

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	208	1,976
Cabela’s, Inc.†	392	9,628
Hibbett Sports, Inc.†	268	11,159
Zumiez, Inc.†	202	6,137

		28,900

Retail - Video Rentals — 0.0%
Coinstar, Inc.†	307	16,311

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†	692	12,269

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	511	5,350

Savings & Loans/Thrifts — 0.0%
Bank Mutual Corp.	664	2,709
Brookline Bancorp, Inc.	563	4,915
Dime Community Bancshares, Inc.	285	3,996
Provident Financial Services, Inc.	590	8,431

		20,051

Security Description	Shares	Value (Note 2)

Schools — 0.1%
American Public Education, Inc.†	182	$7,968
Apollo Group, Inc., Class A†	1,874	77,040
Capella Education Co.†	159	7,686
Corinthian Colleges, Inc.†	813	3,138
DeVry, Inc.	587	31,610
Universal Technical Institute, Inc.	200	3,628

		131,070

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	1,490	15,034

Semiconductor Components - Integrated Circuits — 0.4%
Analog Devices, Inc.	10,573	435,290
Cirrus Logic, Inc.†	658	10,824
Exar Corp.†	392	2,493
Hittite Microwave Corp.†	242	15,348
Micrel, Inc.	486	5,720
Pericom Semiconductor Corp.†	225	2,075
Power Integrations, Inc.	278	10,236
Sigma Designs, Inc.†	221	1,987
Standard Microsystems Corp.†	239	6,410
TriQuint Semiconductor, Inc.†	1,558	20,176

		510,559

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	14,022	193,223
ATMI, Inc.†	345	6,621
Brooks Automation, Inc.†	628	7,122
Cabot Microelectronics Corp.†	226	11,356
Cohu, Inc.	270	3,564
Kulicke & Soffa Industries, Inc.†	688	8,359
Lam Research Corp.†	14,168	665,825
MKS Instruments, Inc.	492	12,940
Novellus Systems, Inc.†	2,542	92,198
Rudolph Technologies, Inc.†	331	3,883
Teradyne, Inc.†	4,481	71,741
Tessera Technologies, Inc.†	443	7,664
Ultratech, Inc.†	237	7,529
Veeco Instruments, Inc.†	391	22,518

		1,114,543

Software Tools — 0.3%
VMware, Inc., Class A†	4,180	406,798

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	422	9,495

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	987	7,689
Oplink Communications, Inc.†	193	3,566

		11,255

Telecom Services — 0.0%
Cbeyond, Inc.†	297	4,265
Neutral Tandem, Inc.†	318	5,396
NTELOS Holdings Corp.	276	5,755
USA Mobility, Inc.	238	3,870

		19,286

Telecommunication Equipment — 0.0%
Arris Group, Inc.†	1,164	13,142
Comtech Telecommunications Corp.	263	7,309
Network Equipment Technologies, Inc.†	291	797
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	416	2,359
Tekelec†	655	5,960

		29,569

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telephone - Integrated — 1.1%
AT&T, Inc.	28,065	$885,731
Atlantic Tele - Network, Inc.	51	1,950
Cincinnati Bell, Inc.†	1,960	6,233
General Communication, Inc., Class A†	347	4,285
Verizon Communications, Inc.	20,304	749,827

		1,648,026

Television — 0.0%
CBS Corp., Class B	1,642	45,894

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	111	3,464

Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.†	608	14,027

Tobacco — 1.1%
Alliance One International, Inc.†	1,266	4,912
Altria Group, Inc.	2,226	62,461
Lorillard, Inc.	1,242	143,178
Philip Morris International, Inc.	19,088	1,369,564

		1,580,115

Toys — 0.0%
Jakks Pacific, Inc.†	300	5,949

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	321	8,346
Synchronoss Technologies, Inc.†	237	7,608

		15,954

Transport - Rail — 0.5%
CSX Corp.	3,790	300,547
Norfolk Southern Corp.	5,133	376,300

		676,847

Transport - Services — 0.4%
Bristow Group, Inc.	343	15,761
Hub Group, Inc., Class A†	391	14,921
United Parcel Service, Inc., Class B	7,911	581,379

		612,061

Transport - Truck — 0.0%
Arkansas Best Corp.	239	5,853
Forward Air Corp.	254	8,915
Heartland Express, Inc.	522	8,676
Knight Transportation, Inc.	600	10,260
Old Dominion Freight Line, Inc.†	398	14,857

		48,561

Travel Services — 0.0%
Interval Leisure Group, Inc.†	386	5,234

Veterinary Diagnostics — 0.0%
Neogen Corp.†	227	10,179

Vitamins & Nutrition Products — 0.0%
Vitamin Shoppe, Inc.†	239	9,734

Water — 0.0%
American States Water Co.	170	5,879

Web Portals/ISP — 0.1%
Google, Inc., Class A†	328	173,518
InfoSpace, Inc.†	519	4,827

		178,345

Security Description	Shares	Value (Note 2)

Wire & Cable Products — 0.0%
Belden, Inc.	477	$17,143
Encore Wire Corp.	183	4,445

		21,588

Wireless Equipment — 1.3%
American Tower Corp., Class A†	15,318	849,843
EMS Technologies, Inc.†	226	5,896
Novatel Wireless, Inc.†	153	817
QUALCOMM, Inc.	16,255	952,380
Viasat, Inc.†	400	17,708

		1,826,644

Total Common Stock
(cost $62,223,553)		71,548,700

EXCHANGE - TRADED FUNDS — 3.9%
iShares S&P SmallCap 600 Index Fund	2,580	193,087
SPDR S&P 500 ETF Trust, Series 1	3,137	423,150
Vanguard MSCI Emerging Markets ETF	101,820	5,000,380

Total Exchange - Traded Funds
(cost $4,873,166)		5,616,617

PREFERRED STOCK — 0.9%
Banks - Super Regional — 0.2%
US Bancorp FRS 3.50%	137	116,998
Wachovia Capital Trust IX 6.38%	3,100	77,562

		194,560

Diversified Banking Institutions — 0.4%
Ally Financial, Inc. 7.00%*	117	113,018
Goldman Sachs Group, Inc. 6.13%	12,000	297,120
HSBC Holdings PLC 8.00%	3,240	88,290

		498,428

Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(2)	5,900	151,571

Electric - Integrated — 0.0%
Southern California Edison Co. FRS 5.87%	450	45,315

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	6,120	158,631

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 0.00%†	2,200	6,952

Real Estate Investment Trusts — 0.0%
Vornado Realty Trust 6.88%	1,950	48,945

Special Purpose Entity — 0.1%
Structured Repackaged Asset - Backed Trust Securities FRS 3.00%	7,600	171,000

Total Preferred Stock
(cost $1,267,882)		1,275,402

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14†(3)(4)	143	$0

Television — 0.0%
Ion Media Networks, Inc. Expires 03/18/15 (Strike price $500.00)†(3)(4)	9	1,170
Ion Media Networks, Inc. Expires 12/18/16 (Strike price $687.00)†(3)(4)	9	1,620

		2,790

Total Warrants
(cost $148)		2,790

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(5)	$500,000	506,939
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-T26, Class C 5.63% due 01/12/45*(5)	2,500,000	1,696,126
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	255,000	258,825
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	193,319	193,309
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(6)	112,532	113,084
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-CB18, Class AJ 5.50% due 06/12/47(5)	1,000,000	876,681
LB - UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(5)	500,000	512,873
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Cass 3A1 2.87% due 12/25/35(6)	264,550	218,009
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(5)	100,000	100,863
Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/44(5)	600,000	593,384
Residential Asset Mtg. Products, Inc. FRS Series 2006-RS1, Class AI2 0.44% due 01/25/36	751,196	549,191
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	147,462	150,068
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	243,000	245,430
Soundview Home Equity Loan Trust FRS Series 2007-OPT1, Class 2A1 0.29% due 06/25/37	620,919	526,414

Total Asset Backed Securities
(cost $6,621,466)		6,541,196

U.S. CORPORATE BONDS & NOTES — 14.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	126,787

Security Description	Principal Amount	Value (Note 2)

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	$37,000	$39,128

Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	19,000	20,425

Airlines — 0.0%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	39,000	42,023

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	300,000	329,625

Auto/Truck Parts & Equipment - Original — 0.3%
Cooper - Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	280,000	302,400
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	70,000	70,000
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	14,000	15,348
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	94,000	103,282

		491,030

Banks - Commercial — 0.5%
Associated Banc - Corp. Senior Notes 5.13% due 03/28/16	133,000	138,577
BB&T Corp. Senior Notes 2.05% due 04/28/14	55,000	55,659
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	56,000	52,552
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	36,140	36,275
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	90,000	96,789
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	29,813
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	61,698
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	74,000	75,665
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	115,000	119,443
Zions Bancorp Senior Notes 7.75% due 09/23/14	84,000	92,358

		758,829

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.31% due 06/01/77	$202,000	$170,654

Banks - Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.86% due 03/01/27	72,000	62,332

Banks - Super Regional — 0.6%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.71% due 03/15/12(7)	178,000	129,643
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.11% due 06/01/56	50,000	37,681
Bank of America NA Sub. Notes 5.30% due 03/15/17	73,000	77,157
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	62,000	63,421
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	54,000	62,247
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	53,000	59,481
KeyCorp Senior Notes 5.10% due 03/24/21	40,000	41,632
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(7)	83,000	72,625
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	45,000	50,375
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	13,253
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 07/11/11(7)	83,000	76,816
Wachovia Corp. FRS Senior Notes 0.58% due 06/15/17	85,000	81,401
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	101,000	99,394
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	50,000	54,937

		920,063

Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	25,000	25,062
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	23,000	22,080
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	38,000	41,230

		88,372

Security Description	Principal Amount	Value (Note 2)

Building & Construction Products - Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	$65,000	$65,487

Building - Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	70,000	66,325
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	50,000	50,875

		117,200

Cable/Satellite TV — 0.2%
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	43,157
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	73,000	84,132
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	52,000	55,510
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	9,000	9,810
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	40,000	44,800
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	55,000	64,677

		302,086

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	65,000	73,287

Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(8)	60,000	67,050
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	57,000	64,125
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	56,000	64,960

		196,135

Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	26,000	21,450

Cellular Telecom — 0.1%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	50,000	49,500
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	71,000	71,444
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	75,000	79,593

		200,537

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified — 0.1%
EI du Pont de Nemours & Co. FRS Senior Notes 0.73% due 03/25/14	$50,000	$50,169
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	17,000	16,565
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	73,000	71,451
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	33,000	33,532

		171,717

Chemicals - Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	125,000	134,219

Chemicals - Specialty — 0.2%
Eastman Chemical Co. Debentures 7.25% due 01/15/24	140,000	168,617
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	51,000	59,666

		228,283

Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	50,000	50,438
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	32,000	35,600
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	47,000	52,170
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	30,000	32,700
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*	50,000	51,000
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	70,000	74,287

		296,195

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	90,000	93,262

Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	49,469
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	12,000	12,885
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	142,291

		204,645

Security Description	Principal Amount	Value (Note 2)

Computers — 0.0%
Hewlett - Packard Co. Senior Notes 4.30% due 06/01/21	$55,000	$55,445

Computers - Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	40,000	40,900

Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	85,000	86,700

Consumer Products - Misc. — 0.2%
American Achievement Corp. Senior Sec. Notes 10.88% due 04/15/16*	25,000	23,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	80,000	84,900
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	110,000	109,395

		217,732

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	71,000	77,212
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	74,000	73,815

		151,027

Containers - Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	46,000	46,805
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	30,105

		76,910

Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Senior Sec. Notes 9.75% due 11/15/15	25,000	27,188

Decision Support Software — 0.1%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	67,000	67,670

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	70,000	71,750

Distribution/Wholesale — 0.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	40,000	43,200
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	80,000	82,400

		125,600

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 1.3%
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	$60,000	$60,584
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,052
Bank of America Corp. Senior Notes 6.50% due 08/01/16	189,000	213,797
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	60,000	63,809
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	171,000	181,634
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	59,000	65,892
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	65,000	64,988
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	36,000	38,663
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	76,000	82,318
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	578,000	576,576
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	72,000	73,524
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	114,000	128,728
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	65,000	71,589
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.26% due 05/15/77	23,000	19,286
Morgan Stanley Senior Notes 5.55% due 04/27/17	211,000	228,021
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	24,000	26,678

		1,897,139

Diversified Financial Services — 0.7%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	819,000	841,523
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	95,000	94,658
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	100,000	107,354

		1,043,535

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	$97,000	$109,039
Harsco Corp. Senior Notes 2.70% due 10/15/15	124,000	124,558
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	110,000	111,112

		344,709

E - Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	55,000	60,225

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	55,000	54,348

Electric - Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	74,000	80,012

Electric - Integrated — 0.6%
Cleco Power LLC Senior Notes 6.00% due 12/01/40	57,000	60,221
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	109,453
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	47,000	47,550
Entergy Louisiana LLC 1st Mtg. Notes 4.80% due 05/01/21	80,000	82,221
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	22,000	22,245
Exelon Corp. Senior Notes 5.63% due 06/15/35	45,000	43,951
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	36,000	35,109
Georgia Power Co. Senior Notes 3.00% due 04/15/16	37,000	37,948
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	33,000	33,576
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	47,405	52,027
Nevada Power Co. Bonds 5.45% due 05/15/41	38,000	38,815
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	100,000	120,877
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	156,000	156,000

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	$125,000	$0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	32,000	37,444

		877,437

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	74,000	73,907
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	2,000	2,265
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	49,000	56,473

		132,645

Electronic Components - Semiconductors — 0.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	21,000	23,415
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	13,000	14,804
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	66,000	78,879

		117,098

Finance - Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	130,000	128,902
Ford Motor Credit Co. LLC Senior Notes 5.75% due 02/01/21	134,000	135,042
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	61,000	77,961
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	45,000	45,342

		387,247

Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	21,168
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	77,000	81,855

		103,023

Finance - Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	33,000	33,949

Finance - Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	70,000	71,430

Security Description	Principal Amount	Value (Note 2)

Finance - Investment Banker/Broker (continued)
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	$79,000	$79,921
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(7)(12)(13)	45,000	5
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(12)(13)	44,000	11,440
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(12)(13)	71,000	35
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(12)(13)	69,000	35
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	67,000	72,520
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/16	55,000	56,909

		292,295

Finance - Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	55,000	56,719

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	175,000	138,250

Firearms & Ammunition — 0.0%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	32,000	34,480

Food - Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	25,516

Food - Misc. — 0.1%
Kellogg Co. Senior Notes 3.25% due 05/21/18	28,000	28,208
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	52,000	58,557

		86,765

Food - Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	45,000	51,655

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	77,000	77,962

Gambling (Non - Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	97,000	105,245

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas - Distribution — 0.1%
KeySpan Gas East Corp. Senior Bonds 5.82% due 04/01/41*	$49,000	$51,901
Southern Union Co. Senior Notes 7.60% due 02/01/24	60,000	70,176

		122,077

Gas - Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	20,000	20,700

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	30,000	31,425

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	65,000	68,900
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	145,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	65,000	68,412
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	125,000	128,125

		265,437

Insurance Brokers — 0.1%
AON Corp. Senior Notes 3.13% due 05/27/16	103,000	103,499

Insurance - Life/Health — 0.3%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	43,576
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	55,000	56,676
Protective Life Corp. Senior Notes 8.45% due 10/15/39	180,000	211,681
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	55,000	55,007
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	95,000	96,036

		462,976

Insurance - Multi - line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	45,000	46,946
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	55,000	61,600

Security Description	Principal Amount	Value (Note 2)

Insurance - Multi - line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	$90,000	$92,268

		200,814

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	60,000	63,969

Insurance - Property/Casualty — 0.0%
Markel Corp. Senior Notes 5.35% due 06/01/21	55,000	54,874

Insurance - Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	56,000	56,525

Machinery - Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	45,000	45,479

Machinery - Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	33,000	36,713

Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	40,000	42,600

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.16% due 03/24/14	82,000	82,480
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	92,000	94,769

		177,249

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	76,000	92,994
Johnson & Johnson Senior Notes 4.85% due 05/15/41	90,000	89,296
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	70,000	72,450

		254,740

Medical - Biomedical/Gene — 0.1%
Bio - Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	30,000	33,075
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	50,000	53,053

		86,128

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	$46,000	$49,680
HCA, Inc. Senior Notes 7.50% due 11/15/95	88,000	74,800
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	75,000	83,906
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	25,000	25,156
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	42,000	42,525
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	100,000	110,000

		386,067

Metal - Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	44,000	45,179

Metal - Copper — 0.0%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	50,000	54,812

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	60,000	62,400

Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	66,428
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	90,000	90,260
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	64,000	68,086
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	105,000	109,051
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	133,000	149,985
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	70,000	71,373

		555,183

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	50,000	53,063

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	44,000	44,536

Security Description	Principal Amount	Value (Note 2)

Non - Hazardous Waste Disposal (continued)
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	$36,000	$36,382
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	100,941

		181,859

Office Automation & Equipment — 0.3%
CDW Escrow Corp. Senior Notes 8.50% due 04/01/19*	325,000	329,875
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	3,000	3,225
Xerox Corp. Senior Notes 4.50% due 05/15/21	66,000	65,946

		399,046

Oil Companies - Exploration & Production — 0.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	30,000	30,675
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	40,000	42,500
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	40,000	41,400
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	100,000	101,750
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	125,000	134,687
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	5,000	5,063
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	40,000	41,600
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	15,000	15,825
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	29,000	30,015
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	55,000	60,225
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	76,000	73,530
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	13,000	14,764
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	25,000	26,875
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	138,000	154,891

		773,800

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	$77,000	$77,185
Dresser - Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	35,000	36,137

		113,322

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	15,000	15,450
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	20,000	21,200
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	15,000	15,188
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	30,000	30,187

		82,025

Paper & Related Products — 0.1%
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	45,000	52,481
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	72,000	73,080
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17	30,000	32,888
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	28,000	28,000

		186,449

Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	55,000	55,591

Pipelines — 0.7%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	123,000	125,110
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	55,000	57,612
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	36,000	39,240
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	83,000	83,914
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	120,000	122,864
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	50,000	50,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	110,000	117,026

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	$9,000	$9,569
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	86,000	90,085
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	85,000	85,956
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	55,000	60,353
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	72,000	82,632
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	60,000	68,100

		992,461

Real Estate Investment Trusts — 0.3%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	50,000	50,704
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	50,000	51,373
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	36,000	39,066
Camden Property Trust Senior Notes 4.63% due 06/15/21	55,000	54,672
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	90,000	99,112
HCP, Inc. Senior Notes 3.75% due 02/01/16	65,000	66,770
HCP, Inc. Senior Notes 5.38% due 02/01/21	66,000	69,281
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	20,000	20,450

		451,428

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/16	30,000	29,992

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	60,000	6

Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	25,000	25,813
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	26,000

		51,813

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Discount — 0.1%
Wal - Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	$110,000	$115,324

Retail - Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	170,000	190,210
CVS Pass - Through Trust Company Guar. Notes 5.77% due 01/31/33*	54,582	56,611
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	60,000	66,900

		313,721

Retail - Jewelry — 0.0%
Claire’s Escrow Corp. Senior Sec.Notes 8.88% due 03/15/19*	35,000	33,600

Retail - Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Senior Notes 6.88% due 08/01/21*	10,000	10,300

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	39,375

Retail - Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	15,000	16,350

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	38,000	40,708

Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/11	45,000	46,860

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	30,000	29,325

Steel - Producers — 0.1%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	48,487
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	28,000	29,715

		78,202

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	65,000	68,737

Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	84,000	91,503

Security Description	Principal Amount	Value (Note 2)

Telecom Services (continued)
Embarq Corp. Senior Notes 7.08% due 06/01/16	$68,000	$77,114
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	65,000	70,525
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	62,425
Qwest Corp. Senior Notes 8.88% due 03/15/12	106,000	111,697

		413,264

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 5.35% due 09/01/40	52,000	49,590
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	50,000	49,357
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,225
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,988
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,975
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	65,000	71,256
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	72,000	79,470
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	100,000	101,947
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	98,000	114,777

		503,585

Tools - Hand Held — 0.0%
Snap - On, Inc. Senior Notes 4.25% due 01/15/18	53,000	55,543

Transport - Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	45,448	46,811
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	17,172	15,111

		61,922

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.85% due 06/01/21	77,000	77,362

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	$63,000	$63,183
CSX Corp. Senior Notes 5.50% due 04/15/41	45,000	45,063
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	45,000	45,605

		153,851

Transport - Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	50,000	52,500
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	39,000	40,190
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	47,000	48,510

		141,200

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	347,000	374,760

Web Portals/ISP — 0.1%
Google, Inc. Senior Notes 2.13% due 05/19/16	7,000	6,992
Google, Inc. Senior Notes 3.63% due 05/19/21	99,000	98,222

		105,214

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	94,000	94,569
Motorola, Inc. Senior Notes 6.50% due 09/01/25	78,000	87,686
Motorola, Inc. Senior Notes 6.63% due 11/15/37	19,740	22,646

		204,901

Total U.S. CORPORATE BONDS & NOTES
(cost $20,863,193)		21,458,752

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks - Commercial — 0.7%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(7)	105,000	100,275
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	60,000	64,666
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(7)	56,000	54,040
BBVA US Senior SAU FRS Company Guar. Notes 2.39% due 05/16/14	95,000	95,344

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	$84,000	$84,638
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	60,000	62,971
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	66,000	72,185
Groupe BPCE FRS Jr. Sub Notes 3.77% due 06/30/11(7)	102,000	76,498
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/14*	60,000	61,458
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(7)	36,000	39,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	58,000	57,674
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	90,000	90,610
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(7)	180,000	113,400

		973,359

Banks - Money Center — 0.1%
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	57,000	57,985
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	59,000	58,709

		116,694

Diversified Banking Institutions — 0.1%
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	60,000	64,218

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	75,000	84,000

Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	46,000	54,311

Finance - Investment Banker/Broker — 0.1%
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*	140,000	143,079

Finance - Other Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	50,000	49,875

Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18	10,000	11,300

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Multi - line — 0.2%
Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(7)	$75,000	$54,799
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	80,000	76,800
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	99,507
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	60,000	63,592

		294,698

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	60,000	65,382

Medical - Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	85,000	99,558
Sanofi - Aventis SA Senior Notes 4.00% due 03/29/21	50,000	50,443

		150,001

Medical - Generic Drugs — 0.0%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.81% due 03/21/14	60,000	60,185

Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	55,000	61,233

Oil Companies - Exploration & Production — 0.1%
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	27,984
Nexen, Inc. Senior Notes 7.50% due 07/30/39	90,000	105,397
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	25,000	12,312

		145,693

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	82,000	83,983
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	120,000	126,769
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	110,000	113,829
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	85,000	98,674
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	178,000	222,933

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	$80,000	$80,464

		726,652

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	27,000	31,117
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	80,000	81,000

		112,117

Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	94,000	96,017

Semiconductor Equipment — 0.0%
Sensata Technologies BV Sec. Notes 6.50% due 05/15/19*	50,000	50,563

Special Purpose Entity — 0.1%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(7)	101,000	101,505

Steel - Producers — 0.0%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	45,000	45,506

SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	39,000	45,303

Telephone - Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*	204,000	208,215
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	97,000	102,805
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/19	80,000	90,837
Telefonica Emisiones SAU FRS Company Guar. Notes 0.60% due 02/04/13	115,000	114,130
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	55,000	56,311

		572,298

Total Foreign Corporate Bonds & Notes
(cost $3,887,712)		4,023,989

MUNICIPAL BONDS & NOTES — 0.0%
Municipal Bonds — 0.0%
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30 (cost $25,000)	25,000	26,177

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 11.9%
Federal Home Loan Mtg. Corp. — 7.0%
4.50% due 01/01/39	$67,062	$69,787
4.50% due 12/01/39	1,269,793	1,324,578
5.00% due 10/01/33	12,587	13,478
5.00% due 07/01/35	58,224	62,228
5.00% due 01/01/37	113,294	120,802
5.00% due 03/01/38	148,892	158,619
5.00% due 09/01/38	646,787	688,841
5.50% due 01/01/36	961,100	1,046,980
5.50% due 08/01/37	17,150	18,610
5.50% due 09/01/37	202,953	220,232
5.50% due 10/01/37	278,927	302,674
5.50% due 01/01/38	72,854	79,114
5.50% due 07/01/38	82,515	89,540
5.50% due 01/01/40	2,944,707	3,207,494
6.00% due 08/01/36	218,653	241,314
6.00% due 02/01/39	740,456	814,949
6.00% due 04/01/40	830,341	913,878
6.50% due 12/01/28	139,321	158,363
6.50% due 11/01/33	9,584	10,860
6.50% due 05/01/36	2,406	2,716
7.00% due 06/01/32	45,229	52,345
7.50% due 04/01/31	58,806	68,366
8.00% due 04/01/30	9,479	11,235
8.00% due 07/01/30	63	75
8.00% due 12/01/30	28,883	34,232
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	395,596	431,955

		10,143,265

Federal National Mtg. Assoc. — 4.8%
4.50% due 10/01/24	364,196	386,932
4.50% due 01/01/25	1,218,909	1,301,477
4.50% due 03/01/25	432,973	459,732
4.50% due 05/01/25	398,325	422,942
4.50% due 07/01/25	542,923	576,477
4.50% due 01/01/39	106,149	110,544
5.00% due 03/15/16	74,000	84,956
5.00% due 11/01/33	14,703	15,752
5.00% due 07/01/40	1,860,594	1,984,131
5.50% due 03/01/18	13,415	14,577
5.50% due 11/01/22	75,712	82,157
5.50% due 05/01/34	242,932	264,770
5.50% due 03/01/35	268,595	292,488
6.00% due 05/01/17	49,098	53,764
6.00% due 12/01/33	128,552	142,659
6.00% due 10/01/36	60,702	66,984
6.50% due 02/01/17	32,113	35,305
6.50% due 08/01/31	45,744	51,930
6.50% due 07/01/32	69,906	79,360
6.50% due 07/01/36	89,025	100,661
7.00% due 09/01/31	35,969	41,499
7.50% due 06/01/15	9,568	10,575
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	398,137	427,398

		7,007,070

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/29	3,824	4,294
6.00% due 04/15/29	22,271	25,012
6.00% due 06/15/29	20,710	23,242
6.50% due 02/15/29	58,855	67,059

		119,607

Security Description	Principal Amount	Value (Note 2)

Tennessee Valley Authority — 0.0%
3.88% due 02/15/21	$50,000	$51,988

Total U.S. Government Agencies
(cost $16,840,963)		17,321,930

U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 0.5%
2.13% due 02/15/40 TIPS(9)	136,433	146,708
3.88% due 08/15/40	79,000	74,346
4.25% due 11/15/40	274,000	275,199
4.75% due 02/15/41	169,000	184,500

		680,753

United States Treasury Notes — 3.9%
1.38% due 11/30/15	18,000	17,933
1.75% due 01/31/14	500,000	514,375
2.00% due 04/30/16	490,000	498,075
2.13% due 11/30/14	136,000	141,249
2.13% due 12/31/15	576,000	592,065
2.13% due 02/29/16	500,000	512,695
2.25% due 05/31/14	512,000	534,200
2.63% due 08/15/20	350,000	341,168
2.63% due 11/15/20	223,000	216,258
3.00% due 02/28/17	162,000	171,226
3.50% due 05/15/20	250,000	262,793
3.63% due 02/15/21	721,000	758,233
3.75% due 11/15/18	1,000,000	1,088,672

		5,648,942

Total U.S. Government Treasuries
(cost $6,243,997)		6,329,695

Total Long - Term Investment Securities
(cost $122,847,080)		134,145,248

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Time Deposits — 7.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	10,777,000	10,777,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 06/23/11(11)	150,000	149,994

Total Short-Term Investment Securities
(cost $10,926,994)		10,926,994

TOTAL INVESTMENTS
(cost $133,774,074)(10)	100.0%	145,072,242
Liabilities in excess of other assets	0.0	(23,265)

NET ASSETS —	100.0%	$145,048,977

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $7,374,388 representing 5.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $90,890 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(4)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $2,796 representing 0.0% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 5 for cost of investments on a tax basis.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Securities

VRS—Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
31	Long	S&P 500 E-Mini Index	June 2011	$1,976,885	$2,083,045	$106,160

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$71,457,810	$90,890	#	$—	$71,548,700
Exchange Traded Funds	5,616,617	—		—	5,616,617
Preferred Stock	1,275,402	—		—	1,275,402
Warrants	—	—		2,790	2,790
Asset Backed Securities	—	6,541,196		—	6,541,196
U.S. Corporate Bonds & Notes	—	21,344,797		113,955	21,458,752
Foreign Corporate Bonds & Notes	—	4,023,989		—	4,023,989
Municipal Bonds & Notes	—	26,177		—	26,177
U.S. Government Agencies	—	17,321,930		—	17,321,930
U.S. Government Treasuries	—	6,329,695		—	6,329,695
Short-Term Investment Securities:	—
Time Deposit	—	10,777,000		—	10,777,000
U.S. Government Treasuries	—	149,994		—	149,994
Other Financial Instruments:+
Open Futures Contracts - Appreciation	106,160	—		—	106,160

Total	$78,455,989	$66,605,668		$116,745	$145,178,402

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $90,890 representing 0.1% of net assets. See Note 2.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$0	$16,000	$226,880
Accrued discounts/premiums	—	—	891
Realized gain (loss)	—	—	1,884
Change in unrealized appreciation (depreciation)(1)	2,790	4,000	12,953
Net purchases (sales)	0	(20,000)	(180,686)
Transfers in and/or out of Level 3(2)	—	—	52,033

Balance as of 5/31/2011	$2,790	$—	$113,955

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Warrants	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$2,790	$—	$12,953

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Computers	7.1%
Collective Investment Pool	6.9
Web Portals/ISP	6.4
Diversified Manufacturing Operations	6.2
Wireless Equipment	4.4
E-Commerce/Products	4.4
Oil — Field Services	3.8
Investment Management/Advisor Services	3.7
Commercial Services — Finance	3.3
E-Commerce/Services	3.1
Industrial Gases	3.0
Retail — Restaurants	2.9
Oil Companies — Exploration & Production	2.8
Medical — Wholesale Drug Distribution	2.3
Hotels/Motels	2.1
Distribution/Wholesale	1.9
Transport — Services	1.9
Pharmacy Services	1.9
Electronic Components — Semiconductors	1.8
Computer Services	1.5
Medical — Biomedical/Gene	1.5
Apparel Manufacturers	1.5
Transport — Rail	1.5
Metal Processors & Fabrication	1.5
Diversified Banking Institutions	1.4
Aerospace/Defense — Equipment	1.3
Internet Application Software	1.2
Multimedia	1.2
Networking Products	1.2
Cruise Lines	1.2
Finance — Credit Card	1.2
Computers — Memory Devices	1.1
Finance — Other Services	1.0
Registered Investment Companies	1.0
Medical Products	0.9
Medical — Drugs	0.9
Oil Field Machinery & Equipment	0.9
Telecom Equipment — Fiber Optics	0.9
Casino Hotels	0.9
Athletic Footwear	0.9
Coal	0.8
Retail — Auto Parts	0.8
Agricultural Chemicals	0.8
Retail — Bedding	0.7
Auto/Truck Parts & Equipment — Original	0.7
Banks — Super Regional	0.6
Electric Products — Misc.	0.6
Broadcast Services/Program	0.6
Real Estate Management/Services	0.5
Machinery — Construction & Mining	0.5
Insurance — Life/Health	0.5
Social Networking	0.4
Machinery — Farming	0.4
Advertising Agencies	0.4
Instruments — Scientific	0.4
Banks — Fiduciary	0.4
Tools — Hand Held	0.4
Applications Software	0.3
Finance — Investment Banker/Broker	0.3
Retail — Jewelry	0.3
Medical Instruments	0.2
Machinery — General Industrial	0.2
Oil Companies — Integrated	0.2
Food — Retail	0.2
Aerospace/Defense	0.2
Data Processing/Management	0.1
Computer Aided Design	0.1
Engineering/R&D Services	0.1
Engines — Internal Combustion	0.1

Beverages — Non-alcoholic	0.1
Metal — Copper	0.1
Medical — HMO	0.1
Retail — Discount	0.1
Medical Information Systems	0.1

106.9%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Advertising Agencies — 0.4%
Omnicom Group, Inc.#	39,900	$1,866,123

Aerospace/Defense — 0.2%
Boeing Co.	10,300	803,709

Aerospace/Defense - Equipment — 1.3%
United Technologies Corp.	67,600	5,933,252

Agricultural Chemicals — 0.8%
Monsanto Co.	9,400	667,776
Mosaic Co.	1,700	120,445
Potash Corp. of Saskatchewan, Inc.	45,100	2,552,660

		3,340,881

Apparel Manufacturers — 1.5%
Coach, Inc.	67,500	4,297,050
Polo Ralph Lauren Corp.#	17,200	2,180,444

		6,477,494

Applications Software — 0.3%
Intuit, Inc.†	15,300	825,741
Microsoft Corp.	3,330	83,283
Salesforce.com, Inc.†	3,700	563,362

		1,472,386

Athletic Footwear — 0.9%
NIKE, Inc., Class B	46,100	3,893,145

Auto - Cars/Light Trucks — 0.0%
General Motors Co.†	3,700	117,697

Auto/Truck Parts & Equipment - Original — 0.7%
Johnson Controls, Inc.	74,300	2,942,280

Banks - Fiduciary — 0.4%
Northern Trust Corp.#	13,900	678,181
State Street Corp.	23,600	1,080,172

		1,758,353

Banks - Super Regional — 0.6%
PNC Financial Services Group, Inc.	1,500	93,630
US Bancorp	61,100	1,564,160
Wells Fargo & Co.	40,500	1,148,985

		2,806,775

Beverages - Non - alcoholic — 0.1%
Coca - Cola Co.	4,400	293,964
PepsiCo, Inc.	940	66,853

		360,817

Brewery — 0.0%
Anheuser - Busch InBev NV(1)	1,800	108,745

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class C†	68,650	2,665,679

Casino Hotels — 0.9%
Las Vegas Sands Corp.†	70,000	2,907,800
Wynn Resorts, Ltd.	7,200	1,054,944

		3,962,744

Coal — 0.8%
Peabody Energy Corp.	59,500	3,650,920

Coatings/Paint — 0.0%
Sherwin - Williams Co.#	1,600	140,544

Commercial Services - Finance — 3.3%
Automatic Data Processing, Inc.	3,900	214,929
Mastercard, Inc., Class A	28,700	8,238,335
Visa, Inc., Class A	62,100	5,033,826

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Western Union Co.	56,300	$1,157,528

		14,644,618

Computer Aided Design — 0.1%
Autodesk, Inc.†	12,300	528,654

Computer Services — 1.5%
Accenture PLC, Class A	84,100	4,826,499
International Business Machines Corp.	11,900	2,010,267

		6,836,766

Computers — 7.1%
Apple, Inc.†	90,900	31,617,747
Hewlett - Packard Co.	1,000	37,380

		31,655,127

Computers - Memory Devices — 1.1%
EMC Corp.†	170,200	4,845,594
NetApp, Inc.†	2,300	125,971

		4,971,565

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co.	876	58,692

Cruise Lines — 1.2%
Carnival Corp.#	134,600	5,223,826

Data Processing/Management — 0.1%
Fiserv, Inc.†	9,900	638,748

Distribution/Wholesale — 1.9%
Fastenal Co.#	142,000	4,711,560
Fossil, Inc.†	11,700	1,238,328
WW Grainger, Inc.#	16,700	2,522,869

		8,472,757

Diversified Banking Institutions — 1.4%
Credit Suisse Group AG†(1)	3,800	163,548
Goldman Sachs Group, Inc.	9,000	1,266,570
JPMorgan Chase & Co.	105,000	4,540,200

		5,970,318

Diversified Manufacturing Operations — 6.2%
3M Co.	65,000	6,134,700
Danaher Corp.	294,580	16,063,447
Eaton Corp.	15,900	821,553
Honeywell International, Inc.	70,800	4,216,140
Illinois Tool Works, Inc.	5,700	326,724

		27,562,564

E - Commerce/Products — 4.4%
Amazon.com, Inc.†	99,300	19,531,317

E - Commerce/Services — 3.1%
eBay, Inc.†	115,140	3,588,914
Liberty Media Corp. - Interactive, Class A†	163,300	2,973,693
Netflix, Inc.†	900	243,720
priceline.com, Inc.†	13,100	6,748,989

		13,555,316

Electric Products - Misc. — 0.6%
Emerson Electric Co.	51,000	2,782,050

Electronic Components - Semiconductors — 1.8%
Altera Corp.	27,600	1,327,284
Broadcom Corp., Class A†	101,600	3,655,568
Xilinx, Inc.#	88,630	3,162,318

		8,145,170

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 0.1%
McDermott International, Inc.†	22,400	$475,328

Engines - Internal Combustion — 0.1%
Cummins, Inc.	3,800	399,912

Finance - Credit Card — 1.2%
American Express Co.	99,200	5,118,720

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	44,300	797,843
TD Ameritrade Holding Corp.#	29,000	624,950

		1,422,793

Finance - Other Services — 1.0%
CME Group, Inc.	200	57,152
IntercontinentalExchange, Inc.†	28,700	3,462,655
NYSE Euronext#	27,600	1,004,916

		4,524,723

Food - Retail — 0.2%
Whole Foods Market, Inc.	14,300	874,588

Hotels/Motels — 2.1%
Marriott International, Inc., Class A#	143,390	5,421,576
Starwood Hotels & Resorts Worldwide, Inc.	62,900	3,835,642

		9,257,218

Industrial Gases — 3.0%
Air Products & Chemicals, Inc.	34,300	3,261,587
Praxair, Inc.	94,600	10,012,464

		13,274,051

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	28,400	1,858,780

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc.	4,400	134,948

Insurance - Life/Health — 0.5%
Prudential Financial, Inc.	34,700	2,213,166

Internet Application Software — 1.2%
Tencent Holdings, Ltd.(1)	185,200	5,343,361

Investment Management/Advisor Services — 3.7%
Ameriprise Financial, Inc.	32,840	2,010,793
Franklin Resources, Inc.	82,100	10,638,518
Invesco, Ltd.	148,600	3,665,962

		16,315,273

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	10,300	1,089,740
Joy Global, Inc.	13,100	1,174,415

		2,264,155

Machinery - Farming — 0.4%
Deere & Co.	22,500	1,936,800

Machinery - General Industrial — 0.2%
Roper Industries, Inc.#	11,600	968,252

Medical Information Systems — 0.1%
Cerner Corp.†	1,800	216,180

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†#	10,500	931,665
Intuitive Surgical, Inc.†	400	139,600

		1,071,265

Medical Products — 0.9%
Stryker Corp.	65,400	4,080,960

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	5,800	$275,036
Amgen, Inc.†	5,800	351,132
Biogen Idec, Inc.†	6,600	625,218
Celgene Corp.†	72,900	4,440,339
Vertex Pharmaceuticals, Inc.†	17,500	944,825

		6,636,550

Medical - Drugs — 0.9%
Allergan, Inc.	42,800	3,540,844
Shire PLC ADR#	4,900	468,391

		4,009,235

Medical - HMO — 0.1%
UnitedHealth Group, Inc.	6,200	303,490

Medical - Wholesale Drug Distribution — 2.3%
Cardinal Health, Inc.	63,300	2,875,086
McKesson Corp.	88,000	7,533,680

		10,408,766

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	40,900	6,425,390

Metal - Copper — 0.1%
Freeport - McMoRan Copper & Gold, Inc.	6,600	340,824

Multimedia — 1.2%
Time Warner, Inc.	13,300	484,519
Walt Disney Co.	116,300	4,841,569

		5,326,088

Networking Products — 1.2%
Juniper Networks, Inc.†	142,870	5,230,471

Oil Companies - Exploration & Production — 2.8%
Cimarex Energy Co.	9,900	949,707
Concho Resources, Inc.†	16,800	1,589,448
EOG Resources, Inc.	39,100	4,267,374
EQT Corp.	16,100	872,298
Occidental Petroleum Corp.	27,200	2,933,520
Range Resources Corp.#	30,600	1,711,152

		12,323,499

Oil Companies - Integrated — 0.2%
Exxon Mobil Corp.	2,800	233,716
Suncor Energy, Inc.#	16,000	670,400

		904,116

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	34,900	1,663,334
FMC Technologies, Inc.†#	52,500	2,343,075

		4,006,409

Oil - Field Services — 3.8%
Baker Hughes, Inc.	18,400	1,360,312
Halliburton Co.	75,500	3,786,325
Schlumberger, Ltd.	135,700	11,632,204

		16,778,841

Pharmacy Services — 1.9%
Express Scripts, Inc.†#	139,100	8,284,796

Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†#	90,700	2,397,201

Retail - Auto Parts — 0.8%
O’Reilly Automotive, Inc.†#	55,700	3,348,127

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile — 0.0%
CarMax, Inc.†#	2,700	$80,082

Retail - Bedding — 0.7%
Bed Bath & Beyond, Inc.†	59,700	3,217,233

Retail - Discount — 0.1%
Costco Wholesale Corp.	900	74,232
Dollar Tree, Inc.†	3,150	200,781

		275,013

Retail - Drug Store — 0.0%
Walgreen Co.	3,000	130,890

Retail - Jewelry — 0.3%
Tiffany & Co.#	16,300	1,233,258

Retail - Regional Department Stores — 0.0%
Kohl’s Corp.	3,400	181,016

Retail - Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†#	5,800	1,676,606
McDonald’s Corp.	52,100	4,248,234
Starbucks Corp.	190,000	6,990,100

		12,914,940

Semiconductor Components - Integrated Circuits — 0.0%
Marvell Technology Group, Ltd.†	1,400	22,736

Social Networking — 0.4%
Facebook, Inc., Class B†(3)(5)(6)	68,686	1,946,925

Telecom Equipment - Fiber Optics — 0.9%
Corning, Inc.	197,200	3,973,580

Tools - Hand Held — 0.4%
Stanley Black & Decker, Inc.	20,700	1,529,316

Toys — 0.0%
Hasbro, Inc.#	1,000	45,740
Mattel, Inc.	2,700	71,267

		117,007

Transport - Rail — 1.5%
Norfolk Southern Corp.	2,400	175,944
Union Pacific Corp.	59,700	6,266,709

		6,442,653

Transport - Services — 1.9%
Expeditors International of Washington, Inc.	47,500	2,508,950
FedEx Corp.	62,700	5,871,228

		8,380,178

Web Portals/ISP — 6.4%
Baidu, Inc. ADR†	66,700	9,051,857
Google, Inc., Class A†	36,300	19,203,426

		28,255,283

Wireless Equipment — 4.4%
American Tower Corp., Class A†	148,500	8,238,780
QUALCOMM, Inc.	192,920	11,303,183

		19,541,963

Total Long-Term Investment Securities
(cost $318,650,406)		439,595,381

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Collective Investment Pool — 6.9%
Securities Lending Quality Trust(2)	30,779,315	$30,752,767

Registered Investment Companies — 1.0%
T. Rowe Price Reserve Investment Fund	4,335,665	4,335,665

Total Short-Term Investment Securities
(cost $35,114,980)		35,088,432

TOTAL INVESTMENTS
(cost $353,765,386)(4)	106.9%	474,683,813
Liabilities in excess of other assets	(6.9)	(30,591,823)

NET ASSETS —	100.0%	$444,091,990

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $5,615,654 representing 1.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with cash collateral received from securities loaned (see Note 2).
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $1,946,925 representing 0.4% of net assets.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the” 1933 Act”): (b) is subject to a contractual restriction of public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the Blue Chip Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Facebook, Inc., Class B Common Stock	03/31/2011	59,883	$1,497,075
	05/19/2011	2,897	72,425
	05/19/2011	5,906	148,063

		68,686	$1,717,563	$1,946,925	$28.35	0.44%

ADR—American Depository Receipt

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$31,655,127	$—		$—	$31,655,127
Diversified Manufacturing Operations	27,562,564	—		—	27,562,564
Web Portals/ISP	28,255,283	—		—	28,255,283
Other Industries*	344,559,828	5,615,654	#	1,946,925	352,122,407
Short-Term Investment Securities:
Collective Investment Pool	—	30,752,767		—	30,752,767
Registered Investment Companies	—	4,335,665		—	4,335,665

Total	$432,032,802	$40,704,086		$1,946,925	$474,683,813

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,615,654 representing 1.3% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	229,362
Net purchases (sales)	1,717,563
Transfers in and/or out of Level 3(2)	—

Balance as of 5/31/2011	$1,946,925

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock
$229,362

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Banks — Super Regional	7.3%
Diversified Manufacturing Operations	6.3
Oil Companies — Integrated	6.1
Tobacco	5.9
Medical — HMO	5.8
Time Deposits	4.3
Diversified Banking Institutions	3.6
Electric — Integrated	3.4
Finance — Credit Card	3.0
Electronic Components — Semiconductors	2.7
Tools — Hand Held	2.4
Medical Products	2.4
Medical — Drugs	2.4
Finance — Consumer Loans	2.1
Telephone — Integrated	2.1
Computer Services	2.1
Oil Companies — Exploration & Production	2.0
Pipelines	2.0
Electric Products — Misc.	1.9
Real Estate Investment Trusts	1.8
Cruise Lines	1.8
Electronics — Military	1.7
Aerospace/Defense	1.4
Medical Instruments	1.4
Applications Software	1.3
Containers — Paper/Plastic	1.3
Insurance Brokers	1.3
Oil & Gas Drilling	1.3
Casino Services	1.2
Building Products — Wood	1.1
Banks — Fiduciary	1.1
Apparel Manufacturers	1.1
Insurance — Multi-line	1.1
Gas — Distribution	1.1
Aerospace/Defense — Equipment	1.0
Pharmacy Services	1.0
Commercial Services — Finance	0.9
Office Automation & Equipment	0.9
Computers	0.9
Retail — Drug Store	0.8
Investment Management/Advisor Services	0.8
Beverages — Wine/Spirits	0.8
Medical — Wholesale Drug Distribution	0.8
Savings & Loans/Thrifts	0.7
Chemicals — Diversified	0.7
Cellular Telecom	0.6
Data Processing/Management	0.6
Semiconductor Equipment	0.5
Insurance — Property/Casualty	0.4
Home Decoration Products	0.3
Retail — Apparel/Shoe	0.1

99.6%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.3%
Aerospace/Defense — 1.4%
Raytheon Co.	8,000	$403,040

Aerospace/Defense-Equipment — 1.0%
Goodrich Corp.	3,400	296,786

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.†	10,100	306,131

Applications Software — 1.3%
Microsoft Corp.	15,600	390,156

Banks - Fiduciary — 1.1%
State Street Corp.	6,700	306,659

Banks - Super Regional — 7.3%
Capital One Financial Corp.	14,700	798,798
Fifth Third Bancorp	22,000	287,320
PNC Financial Services Group, Inc.	10,600	661,652
Wells Fargo & Co.	13,200	374,484

		2,122,254

Beverages - Wine/Spirits — 0.8%
Diageo PLC ADR	2,800	238,252

Building Products - Wood — 1.1%
Masco Corp.	22,700	323,475

Casino Services — 1.2%
International Game Technology	20,700	356,868

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	6,700	187,801

Chemicals - Diversified — 0.7%
E.I. du Pont de Nemours & Co.	3,600	191,880

Commercial Services - Finance — 0.9%
Western Union Co.	13,000	267,280

Computer Services — 2.1%
Computer Sciences Corp.	4,200	167,538
International Business Machines Corp.	2,600	439,218

		606,756

Computers — 0.9%
Hewlett - Packard Co.	6,700	250,446

Containers - Paper/Plastic — 1.3%
Sealed Air Corp.	14,400	369,792

Cruise Lines — 1.8%
Carnival Corp.	7,900	306,599
Royal Caribbean Cruises, Ltd.†	5,400	210,600

		517,199

Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	2,300	184,483

Diversified Banking Institutions — 3.6%
Bank of America Corp.	27,851	327,249
Citigroup, Inc.	8,630	355,125
JPMorgan Chase & Co.	8,200	354,568

		1,036,942

Diversified Manufacturing Operations — 6.3%
Eaton Corp.	5,400	279,018
General Electric Co.	14,700	288,708
Honeywell International, Inc.	7,100	422,805
Illinois Tool Works, Inc.	7,900	452,828
ITT Corp.	3,600	207,432
SPX Corp.	2,100	174,111

		1,824,902

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 1.9%
Emerson Electric Co.	4,800	$261,840
Molex, Inc.	10,900	298,333

		560,173

Electric - I ntegrated — 3.4%
Dominion Resources, Inc.	4,000	190,880
Entergy Corp.	2,500	170,375
MDU Resources Group, Inc.	7,850	185,495
Pinnacle West Capital Corp.	4,600	208,196
Xcel Energy, Inc.	8,900	220,186

		975,132

Electronic Components - Semiconductors — 2.7%
Intel Corp.	14,400	324,144
Microchip Technology, Inc.	6,300	249,039
Texas Instruments, Inc.	5,950	210,035

		783,218

Electronics - Military — 1.7%
L-3 Communications Holdings, Inc.	6,200	506,230

Finance - Consumer Loans — 2.1%
SLM Corp.	35,700	608,328

Finance - Credit Card — 3.0%
American Express Co.	9,700	500,520
Discover Financial Services	15,700	374,288

		874,808

Gas - Distribution — 1.1%
CenterPoint Energy, Inc.	15,800	305,414

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	5,300	94,393

Insurance Brokers — 1.3%
Willis Group Holdings PLC	8,800	365,200

Insurance - Multi-line — 1.1%
XL Group PLC	12,920	305,687

Insurance - Property/Casualty — 0.4%
Chubb Corp.	1,900	124,621

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	3,900	238,797

Medical Instruments — 1.4%
Medtronic, Inc.	9,800	398,860

Medical Products — 2.4%
Baxter International, Inc.	6,000	357,120
Johnson & Johnson	5,100	343,179

		700,299

Medical - Drugs — 2.4%
Bristol - Myers Squibb Co.	6,100	175,436
Pfizer, Inc.	24,031	515,465

		690,901

Medical - HMO — 5.8%
CIGNA Corp.	6,800	339,252
Coventry Health Care, Inc.†	11,100	390,498
UnitedHealth Group, Inc.	8,900	435,655
WellPoint, Inc.	6,600	515,922

		1,681,327

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	4,900	222,558

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Automation & Equipment — 0.9%
Xerox Corp.	24,600	$251,166

Oil & Gas Drilling — 1.3%
Seadrill, Ltd.	10,100	363,499

Oil Companies - Exploration & Production — 2.0%
Occidental Petroleum Corp.	5,350	576,997

Oil Companies - Integrated — 6.1%
BP PLC ADR	6,000	277,440
Chevron Corp.	1,500	157,365
ConocoPhillips	7,400	541,828
Marathon Oil Corp.	8,600	465,862
Murphy Oil Corp.	4,800	330,672

		1,773,167

Pharmacy Services — 1.0%
Omnicare, Inc.	9,400	295,536

Pipelines — 2.0%
Oneok, Inc.	1,800	127,962
Spectra Energy Corp.	15,950	440,061

		568,023

Real Estate Investment Trusts — 1.8%
Annaly Capital Management, Inc.	8,400	152,292
Essex Property Trust, Inc.	2,800	385,308

		537,600

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc.	1,100	43,956

Retail - Drug Store — 0.8%
Walgreen Co.	5,500	239,965

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.	13,000	210,600

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	10,300	$141,934

Telephone - Integrated — 2.1%
AT&T, Inc.	9,650	304,554
Verizon Communications, Inc.	8,200	302,826

		607,380

Tobacco — 5.9%
Altria Group, Inc.	9,600	269,376
Imperial Tobacco Group PLC ADR	5,100	365,619
Lorillard, Inc.	2,300	265,144
Philip Morris International, Inc.	7,400	530,950
Reynolds American, Inc.	7,000	278,460

		1,709,549

Tools - Hand Held — 2.4%
Stanley Black & Decker, Inc.	9,600	709,248

Total Long - Term Investment Securities
(cost $23,822,200)		27,645,668

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Time Deposits — 4.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11 (cost $1,252,000)	$1,252,000	1,252,000

TOTAL INVESTMENTS
(cost $25,074,200)(1)	99.6%	28,897,668
Other assets less liabilities	0.4	125,373

NET ASSETS —	100.0%	$29,023,041

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$2,122,254	$—	$—	$2,122,254
Diversified Manufacturing Operations	1,824,902	—	—	1,824,902
Medical - HMO	1,681,327	—	—	1,681,327
Oil Companies - Integrated	1,773,167	—	—	1,773,167
Tobacco	1,709,549	—	—	1,709,549
Other Industries*	18,534,469	—	—	18,534,469
Short-Term Investment Securities:
Time Deposits	—	1,252,000	—	1,252,000

Total	$27,645,668	$1,252,000	$—	$28,897,668

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.2%
United States Treasury Notes	16.9
Diversified Financial Services	13.5
Federal Home Loan Mtg. Corp.	12.5
United States Treasury Bonds	4.6
Banks — Commercial	3.6
Collective Investment Pool	3.4
Diversified Banking Institutions	2.5
Time Deposits	2.3
Banks — Super Regional	2.0
Government National Mtg. Assoc.	1.6
Pipelines	1.3
Oil Companies — Integrated	1.3
Electric — Integrated	1.3
Telephone — Integrated	1.2
Multimedia	1.0
Federal Home Loan Bank	0.7
Banks — Money Center	0.7
Telecom Services	0.7
Insurance — Life/Health	0.7
Real Estate Investment Trusts	0.6
Finance — Investment Banker/Broker	0.6
Oil Companies — Exploration & Production	0.6
Retail — Drug Store	0.5
Diversified Manufacturing Operations	0.5
Auto — Cars/Light Trucks	0.5
Chemicals — Specialty	0.4
Medical Labs & Testing Services	0.4
Insurance — Multi-line	0.4
Transport — Rail	0.4
Medical Products	0.3
Special Purpose Entities	0.3
Banks — Fiduciary	0.3
Computer Services	0.2
Insurance — Reinsurance	0.3
Cable/Satellite TV	0.2
Chemicals — Diversified	0.2
Medical — Drugs	0.2
Wireless Equipment	0.2
Consumer Products — Misc.	0.2
Insurance Brokers	0.2
Food — Misc.	0.2
Electronic Components — Semiconductors	0.2
Web Portals/ISP	0.2
Non — Hazardous Waste Disposal	0.2
Transport — Services	0.2
Electronic Components — Misc.	0.2
Gas — Distribution	0.1
Transport — Equipment & Leasing	0.1
Oil Field Machinery & Equipment	0.1
Retail — Discount	0.1
E-Commerce/Services	0.1
Medical — Generic Drugs	0.1
Diversified Minerals	0.1
Tools — Hand Held	0.1
Electric — Distribution	0.1
Food — Retail	0.1
Office Automation & Equipment	0.1
Pharmacy Services	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Oil & Gas Drilling	0.1
SupraNational Banks	0.1
Tennessee Valley Authority	0.1
Metal — Copper	0.1
Computers	0.1
Insurance — Property/Casualty	0.1
Metal — Aluminum	0.1
Finance — Commercial	0.1

Schools	0.1
Machinery — Construction & Mining	0.1
Cellular Telecom	0.1
Finance — Credit Card	0.1
Municipal Bonds	0.1

103.4%

Credit Quality†#

Government — Agency	36.0%
Government — Treasury	22.1
AAA	2.2
AA	4.0
A	9.7
BBB	20.0
BB	1.2
Not Rated@	4.8

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unvailable from the source.
†	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 13.1%
Diversified Financial Services — 13.1%
AH Mtg. Advance Trust Series SART-1, Class B1 5.92% due 05/10/13*(4)	$150,000	$150,000
Banc of America Commercial Mtg., Inc. VRS Series 2006-2, Class AJ 5.96% due 05/10/45(1)	1,250,000	1,229,209
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	506,939
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 0.76% due 08/25/34	1,628,607	1,371,334
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.78% due 12/25/34	690,410	652,755
Citigroup Mtg. Loan Trust, Inc. VRS Series 2008-AR4, Class 1A1B 5.28% due 11/25/38(2)	800,000	612,960
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	239,000	242,585
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	483,298	483,272
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	1,045,783
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/16*	640,000	651,969
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	1,021,356
Harborview Mtg. Loan Trust VRS Series 2004-6, Class 4A 2.71% due 08/19/34	1,862,892	1,686,019
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.37% due 09/15/45(1)	500,000	512,873
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(1)	400,000	401,292
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.47% due 09/15/42(1)	400,000	403,452
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.79% due 06/11/42(1)	2,500,000	2,350,510
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.07% due 06/11/49(1)	500,000	493,904
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.99% due 08/12/45*(1)	3,500,000	3,639,217
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	516,119	525,237
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	727,000	734,270

Total Asset Backed Securities
(cost $18,364,158)		18,714,936

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 20.8%
Auto - Cars/Light Trucks — 0.5%
Daimler Finance North America LLC FRS Company Guar. Notes 0.92% due 03/28/14*	$462,000	$462,147
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	193,000	195,683

		657,830

Banks - Commercial — 1.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	335,000	349,047
BB&T Corp. Senior Notes 2.05% due 04/28/14	165,000	166,977
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	168,000	157,655
Credit Suisse New York Sub. Notes 6.00% due 02/15/18#	167,000	183,789
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	285,000	306,500
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	52,747
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	185,000	189,162
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	300,000	311,589
Zions Bancorp Senior Notes 7.75% due 09/23/14	256,000	281,472

		1,998,938

Banks - Fiduciary — 0.3%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.31% due 06/01/77	509,000	430,015

Banks - Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.86% due 03/01/27	103,000	89,170

Banks - Super Regional — 1.8%
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.11% due 06/01/56	155,000	116,810
Bank of America NA Sub. Notes 5.30% due 03/15/17	192,000	202,934
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16#	168,000	171,850
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	171,000	197,115
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	170,000	190,788

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
KeyCorp Senior Notes 5.10% due 03/24/21	$120,000	$124,896
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)	165,000	144,375
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17#	135,000	151,124
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	30,585
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 07/18/11(3)	245,000	226,748
Wachovia Corp. FRS Senior Notes 0.58% due 06/15/17	280,000	268,144
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	330,000	324,751
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18#(3)	165,000	181,294
Wells Fargo Bank NA FRS Sub. Notes 0.47% due 05/16/16	290,000	277,082

		2,608,496

Cable/Satellite TV — 0.2%
COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	129,470
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	155,000	182,272

		311,742

Chemicals - Diversified — 0.2%
EI du Pont de Nemours & Co. FRS Senior Notes 0.73% due 03/25/14	150,000	150,507
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	51,000	49,694
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	105,000	106,692

		306,893

Chemicals - Specialty — 0.4%
Eastman Chemical Co. Debentures 7.25% due 01/15/24	382,000	460,083
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	157,000	183,677

		643,760

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27#	310,000	367,584

Security Description	Principal Amount	Value (Note 2)

Computers — 0.1%
Hewlett - Packard Co. Senior Notes 4.30% due 06/01/21	$135,000	$136,092

Consumer Products - Misc. — 0.2%
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	270,000	268,515

Diversified Banking Institutions — 2.3%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	2,000	2,104
Bank of America Corp. Senior Notes 6.50% due 08/01/16#	318,000	359,723
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	150,000	151,460
Citigroup, Inc. Senior Notes 4.59% due 12/15/15#	65,000	69,127
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	462,000	490,730
Citigroup, Inc. Senior Notes 6.00% due 08/15/17#	164,000	183,156
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	150,000	149,971
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	99,000	106,324
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	185,000	200,379
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	122,000	121,700
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	195,000	199,128
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18#(3)	160,000	176,219
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.26% due 05/15/77#	73,000	61,211
Morgan Stanley Senior Notes 3.80% due 04/29/16	227,000	228,105
Morgan Stanley Senior Notes 5.55% due 04/27/17	327,000	353,378
Morgan Stanley Senior Notes 7.30% due 05/13/19#	301,000	346,624
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	44,000	48,909

		3,248,248

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	270,000	269,028

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	$244,000	$261,945

		530,973

Diversified Manufacturing Operations — 0.5%
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	219,201
Harsco Corp. Senior Notes 2.70% due 10/15/15	201,000	201,904
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	270,000	272,730

		693,835

E - Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	170,000	186,150

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	175,000	172,926

Electric - Integrated — 1.3%
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	192,286
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	360,421
Entergy Louisiana LLC 1st Mtg. Notes 4.80% due 05/01/21	240,000	246,664
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	54,000	54,600
Exelon Corp. Senior Notes 5.63% due 06/15/35	135,000	131,852
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	108,000	105,328
Georgia Power Co. Senior Notes 3.00% due 04/15/16	112,000	114,870
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	81,000	82,413
Nevada Power Co. Bonds 5.45% due 05/15/41	97,000	99,081
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	270,000	326,368
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(5)	175,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	112,333

		1,826,216

Security Description	Principal Amount	Value (Note 2)

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	$235,000	$234,706

Electronic Components - Semiconductors — 0.2%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17#	211,000	252,175

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13#	121,000	128,629

Finance - Credit Card — 0.1%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	108,019

Finance - Investment Banker/Broker — 0.6%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	210,000	214,291
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	236,000	238,751
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(3)(6)(7)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(6)(7)	89,000	23,140
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(7)	87,000	43
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(7)	112,000	56
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16#	176,000	190,501
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/16	166,000	171,762

		838,552

Food - Misc. — 0.2%
Kellogg Co. Senior Notes 3.25% due 05/21/18	68,000	68,506
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40#	167,000	188,057

		256,563

Food - Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	146,000	167,590

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	192,000	224,562

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(5)	$630,000	$0

Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/16	260,000	261,259

Insurance - Life/Health — 0.7%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	147,734
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	192,698
Protective Life Corp. Senior Notes 8.45% due 10/15/39#	432,000	508,035
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	135,000	135,017

		983,484

Insurance - Multi-line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	135,000	140,837

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	159,922

Insurance - Property/Casualty — 0.1%
Markel Corp. Senior Notes 5.35% due 06/01/21	135,000	134,692

Insurance - Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21#	140,000	141,311

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	115,000	116,224

Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.16% due 03/24/14	253,000	254,480
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21#	285,000	293,579

		548,059

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	286,325
Johnson & Johnson Senior Notes 4.85% due 05/15/41	230,000	228,201

		514,526

Security Description	Principal Amount	Value (Note 2)

Medical - Biomedical/Gene — 0.1%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	$150,000	$159,160

Metal - Aluminum — 0.1%
Alcoa, Inc. Bonds 5.90% due 02/01/27	130,000	133,483

Metal - Copper — 0.1%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	125,000	137,031

Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	160,000	177,141
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	130,000	130,376
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	146,000	155,320
News America, Inc. Company Guar. Notes 6.20% due 12/15/34#	335,000	347,925
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	307,000	346,206
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	217,000	221,256

		1,378,224

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18#	128,000	129,560
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	108,000	109,147

		238,707

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/21#	162,000	161,868

Oil Companies - Exploration & Production — 0.3%
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	378,000	424,265

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	189,000	189,453

Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	160,000	161,719

Pipelines — 1.1%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	399,000	405,844

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41#	$213,000	$215,345
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	190,000	194,534
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	340,000	361,716
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41#	28,000	29,770
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	129,000	141,556
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	230,000	263,964

		1,612,729

Real Estate Investment Trusts — 0.6%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	150,000	152,112
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	150,000	154,117
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	84,000	91,153
Camden Property Trust Senior Notes 4.63% due 06/15/21	140,000	139,166
HCP, Inc. Senior Notes 3.75% due 02/01/16#	160,000	164,357
HCP, Inc. Senior Notes 5.38% due 02/01/21#	171,000	179,502

		880,407

Retail - Discount — 0.1%
Wal - Mart Stores, Inc. Senior Notes 5.63% due 04/15/41#	180,000	188,712

Retail - Drug Store — 0.5%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	476,000	532,587
CVS Pass - Through Trust Company Guar. Notes 5.77% due 01/31/33*	168,708	174,981

		707,568

Schools — 0.1%
Massachusetts Institute of Technology Notes 5.60% due 07/01/11	120,000	124,959

Telecom Services — 0.7%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28	130,000	141,612
Embarq Corp. Senior Notes 7.08% due 06/01/16	212,000	240,412

Security Description	Principal Amount	Value (Note 2)

Telecom Services (continued)
Qwest Corp. Senior Notes 7.50% due 10/01/14	$250,000	$283,750
Qwest Corp. Senior Notes 8.88% due 03/15/12	320,000	337,200

		1,002,974

Telephone - Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/40	152,000	144,955
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28#	155,000	153,008
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14#	150,000	152,920
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19#	300,000	351,359

		802,242

Tools - Hand Held — 0.1%
Snap - On, Inc. Senior Notes 4.25% due 01/15/18	166,000	173,964

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.85% due 06/01/21	189,000	189,889

Transport - Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	161,000	161,469
CSX Corp. Senior Notes 5.50% due 04/15/41	115,000	115,160
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	118,218
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	120,000	121,614

		516,461

Transport - Services — 0.2%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	105,000	108,202
Ryder System, Inc. Senior Notes 3.60% due 03/01/16#	125,000	129,017

		237,219

Web Portals/ISP — 0.2%
Google, Inc. Senior Notes 3.63% due 05/19/21	243,000	241,090

Wireless Equipment — 0.2%
Motorola, Inc. Senior Notes 6.50% due 09/01/25#	183,000	205,726

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Wireless Equipment (continued)
Motorola, Inc. Senior Notes 6.63% due 11/15/37	$55,930	$64,163

		269,889

Total U.S. CORPORATE BONDS & NOTES
(cost $28,863,944)		29,620,506

FOREIGN CORPORATE BONDS & NOTES — 6.9%
Banks - Commercial — 2.2%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)	231,000	220,605
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	150,000	161,664
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	137,000	132,205
BBVA US Senior SAU FRS Company Guar. Notes 2.39% due 05/16/14	286,000	287,035
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	216,000	217,639
Credit Suisse AG Sub. Notes 5.40% due 01/14/20#	164,000	172,121
Dresdner Bank AG/New York NY Sub. Notes 7.25% due 09/15/15	199,000	217,650
Groupe BPCE FRS Jr. Sub Notes 3.77% due 06/30/11(3)	196,000	146,997
ING Bank NV Senior Notes 2.00% due 10/18/13*	185,000	185,148
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/14*	160,000	163,888
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	120,000	132,000
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	192,000	190,920
Standard Chartered PLC FRS Senior Notes 1.21% due 05/12/14*	303,000	302,708
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*#	277,000	278,879
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(3)	580,000	365,400

		3,174,859

Banks - Money Center — 0.6%
ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/14*#	317,000	323,816
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	264,000	270,180
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14#	155,000	157,678

Security Description	Principal Amount	Value (Note 2)

Banks - Money Center (continued)
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*#	$166,000	$165,181

		916,855

Cellular Telecom — 0.1%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	113,000	111,916

Diversified Banking Institutions — 0.2%
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	150,000	160,544
Natixis FRS Sub. Notes 0.53% due 01/15/19	100,000	90,579

		251,123

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	178,282

Insurance - Multi-line — 0.3%
Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(3)	154,000	112,520
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	168,729
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24#	101,000	107,047

		388,296

Insurance - Reinsurance — 0.2%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	187,000	203,775

Medical - Drugs — 0.2%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	115,000	134,696
Sanofi - Aventis SA Senior Notes 4.00% due 03/29/21	150,000	151,330

		286,026

Medical - Generic Drugs — 0.1%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.81% due 03/21/14#	180,000	180,554

Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	140,000	155,866

Oil Companies - Exploration & Production — 0.3%
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	55,967
Nexen, Inc. Senior Notes 7.50% due 07/30/39#	279,000	326,732

		382,699

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 1.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	$271,000	$277,555
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	295,000	311,641
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21#	200,000	206,961
ConocoPhillips Canada Funding Co. I Company Guar. Notes 5.63% due 10/15/16#	280,000	325,044
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	418,000	523,516
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*	195,000	196,131

		1,840,848

Pipelines — 0.2%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67#	259,000	264,559

Special Purpose Entity — 0.3%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(3)	453,000	455,265

SupraNational Banks — 0.1%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	125,000	145,200

Telephone - Integrated — 0.6%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	179,000	189,713
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/19#	240,000	272,509
Telefonica Emisiones SAU FRS Company Guar. Notes 0.60% due 02/04/13	295,000	292,769
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16#	150,000	153,574

		908,565

Total Foreign Corporate Bonds & Notes
(cost $9,483,429)		9,844,688

MUNICIPAL BONDS & NOTES — 0.1%
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30 (cost $75,000)	75,000	78,530

U.S. GOVERNMENT AGENCIES — 35.1%
Federal Home Loan Bank — 0.7%
3.63% due 08/15/11	750,000	755,447
5.50% due 07/15/36	250,000	283,547

		1,038,994

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. — 12.5%
4.00% due 03/01/40	$1,133,923	$1,145,192
4.50% due 01/01/39	260,796	271,396
4.50% due 06/01/40	2,307,979	2,403,229
5.00% due 10/01/33	11,212	12,006
5.00% due 07/01/35	182,989	195,573
5.00% due 05/01/36	1,175,131	1,253,007
5.00% due 11/01/36	104,506	111,432
5.00% due 03/01/38	465,685	496,109
5.00% due 06/01/39	1,492,599	1,596,411
5.25% due 07/18/11	3,250,000	3,272,058
5.50% due 11/01/18	215,104	233,597
5.50% due 02/01/35	717,682	780,465
5.50% due 07/01/36	908,076	986,096
5.50% due 07/01/37	165,736	179,847
5.50% due 09/01/37	43,582	47,292
5.50% due 10/01/37	47,436	51,475
5.50% due 01/01/38	546,409	593,355
5.50% due 07/01/38	183,143	198,735
6.00% due 10/01/33	409,350	454,371
6.00% due 07/01/36	459,413	506,781
6.00% due 11/01/37	255,900	281,725
6.00% due 01/01/38	645,394	710,526
6.50% due 02/01/35	24,197	27,390
6.50% due 01/01/36	45,710	51,798
6.50% due 03/01/36	166,091	187,436
6.75% due 09/15/29#	500,000	655,061
6.75% due 03/15/31	250,000	328,611
7.00% due 11/01/16	22,622	24,542
7.00% due 07/01/32	19,201	22,222
7.50% due 04/01/31	64,571	75,068
8.00% due 01/01/29	7,241	8,610
8.00% due 12/01/29	5,346	6,323
8.00% due 12/01/30	32,803	38,878
8.00% due 01/01/31	228	270
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	494,495	539,943

		17,746,830

Federal National Mtg. Assoc. — 20.2%
4.00% due 07/01/40	301,602	304,294
4.00% due 08/01/40	101,237	102,077
4.00% due 09/01/40	1,335,743	1,346,830
4.38% due 07/17/13	2,000,000	2,158,692
4.50% due 11/01/22	1,040,728	1,111,226
4.50% due 01/01/39	393,780	410,081
4.50% due 04/01/40	1,204,370	1,255,356
4.50% due 05/01/40	4,147,281	4,322,852
4.50% due 08/01/40	1,846,593	1,920,727
5.00% due 03/15/16	1,140,000	1,308,785
5.00% due 05/11/17	500,000	575,572
5.00% due 10/01/33	31,958	34,240
5.00% due 03/01/34	337,658	361,343
5.00% due 01/01/37	213,537	227,715
5.00% due 05/01/39	2,452,288	2,626,224
5.00% due 07/01/39	4,814,323	5,155,791
5.50% due 11/01/22	152,880	165,895
5.50% due 04/01/33	457,163	498,545
5.50% due 12/01/33	361,449	393,941
5.50% due 05/01/34	224,090	244,234
5.50% due 03/01/35	369,318	402,170
5.50% due 12/01/35	493,578	537,175
6.00% due 03/01/16	804	879
6.00% due 12/01/16	26,788	29,300
6.00% due 11/01/17	73,894	80,915

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 12/01/20	$210,659	$230,413
6.00% due 12/01/33	291,760	323,776
6.00% due 10/01/36	60,858	67,156
6.00% due 05/01/38	995,267	1,096,087
6.50% due 03/01/17	44,115	48,679
6.50% due 08/01/31	26,588	30,184
6.50% due 07/01/32	186,498	211,719
6.50% due 07/01/36	144,013	162,836
6.50% due 10/01/37	380,619	430,189
7.00% due 09/01/31	134,819	155,547
7.50% due 08/01/15	355	393
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	497,671	534,248

		28,866,086

Government National Mtg. Assoc. — 1.6%
5.00% due 04/15/40	1,860,272	2,022,148
6.00% due 03/15/29	23,136	25,983
6.00% due 04/15/29	15,263	17,141
6.50% due 07/15/32	61,979	70,618
6.50% due 09/15/32	116,420	132,647

		2,268,537

Tennessee Valley Authority — 0.1%
Tennessee Valley Authority 3.88% due 02/15/21	137,000	142,448

Total U.S. Government Agencies
(cost $48,404,613)		50,062,895

U.S. GOVERNMENT TREASURIES — 21.5%
United States Treasury Bonds — 4.6%
2.13% due 02/15/40 TIPS(8)	421,701	453,460
3.50% due 02/15/39	238,000	210,258
3.88% due 08/15/40#	203,000	191,042
4.25% due 05/15/39	267,000	269,169
4.25% due 11/15/40#	471,000	473,061
4.38% due 02/15/38	983,000	1,016,023
4.38% due 15/11/39#	934,000	960,123
4.50% due 05/15/38#	120,000	126,450
4.50% due 08/15/39	972,000	1,020,600
4.75% due 02/15/37#	587,000	644,324
4.75% due 02/15/41	324,000	353,717
5.00% due 05/15/37	159,000	181,111
5.25% due 28/11/15	369,000	435,074
8.13% due 08/15/19#	92,000	129,806

		6,464,218

United States Treasury Notes — 16.9%
1.38% due 11/30/15	53,000	52,801
1.50% due 12/31/13	475,000	485,391
1.75% due 07/31/15	95,000	96,722
2.00% due 11/30/13#	520,000	537,672
2.00% due 01/15/14 TIPS(8)	560,990	609,595
2.00% due 04/30/16#	1,257,000	1,277,715
2.13% due 12/31/15#	150,000	154,184
2.25% due 05/31/14	2,175,000	2,269,306
2.38% due 08/31/14	4,960,000	5,194,439
2.38% due 09/30/14#	16,000	16,760
2.63% due 11/15/20#	733,000	710,838
2.75% due 02/15/19	860,000	872,699
3.00% due 02/28/17	556,000	587,666
3.13% due 05/15/19	11,000	11,415
3.38% due 07/31/13#	393,000	417,470
3.38% due 11/15/19#	623,000	653,566

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
3.50% due 05/15/20#	310,000	$325,863
3.63% due 08/15/19	52,000	55,742
3.63% due 02/15/20	1,186,000	1,263,090
3.75% due 11/15/18#	355,000	386,479
3.88% due 05/15/18#	5,459,000	6,010,020
4.00% due 08/15/18#	1,403,000	1,553,932
4.25% due 08/15/15	538,000	602,896

		24,146,261

Total U.S. Government Treasuries
(cost $29,781,109)		30,610,479

COMMON STOCK — 0.0%
Banks-Commercial — 0.0%
Lloyds Banking Group PLC†(11)	49,459	42,415

Independent Power Producers — 0.0%
GenOn Energy, Inc.†#	615	2,454

Total Common Stock
(cost $30,299)		44,869

PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.2%
US Bancorp FRS 3.50% (cost $304,527)	437	373,198

Total Long-Term Investment Securities
(cost $135,307,079)		139,350,101

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Collective Investment Pool — 3.4%
Securities Lending Quality Trust(9)(10)	4,790,483	4,783,231

Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$3,298,000	3,298,000

Total Short-Term Investment Securities
(cost $8,088,483)		8,081,231

TOTAL INVESTMENTS
(cost $143,395,562)(12)	103.4%	147,431,332
Liabilities in excess of other assets	(3.4)	(4,779,100)

NET ASSETS —	100.0%	$142,652,232

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $12,576,070 representing 8.80% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security is purchased with the cash collateral received from securities loaned (see Note 2).

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(10)	May 31, 2011, the Fund had loaned securities with a total value of $7,426,152 . This was secured by collateral of $4,790,483, which was received in cash and subsequently invested in short-term investments currently valued at $4,783,231 as reported in the portfolio of investments. The remaining collateral with a value of $2,776,302 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.61% to 37.08%	04/15/32 to 06/01/41
Federal National Mtg. Assoc.	0.00% to 47.40%	04/25/23 to 06/25/41
Government National Mtg. Assoc.	9.38% to 33.61%	12/20/32 to 03/20/41
U.S. Treasury Bonds/Notes	2.00% to 4.75%	11/30/13 to 08/15/40

(11)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $42,415 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(12)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Securities

VRS—Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$18,564,936		$150,000	$18,714,936
U.S. Corporate Bonds & Notes	—	29,620,506		0	29,620,506
Foreign Corporate Bonds & Notes	—	9,844,688		—	9,844,688
Municipal Bonds & Notes	—	78,530		—	78,530
U.S. Government Agencies	—	50,062,895		—	50,062,895
U.S. Government Treasuries	—	30,610,479		—	30,610,479
Common Stock	2,454	42,415	#	—	44,869
Preferred Stock	373,198	—		—	373,198
Short-Term Investment Securities:
Collective Investment Pool	—	4,783,231		—	4,783,231
Time Deposits	—	3,298,000		—	3,298,000

Total	$375,652	$146,905,680		$150,000	$147,431,332

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $42,415 representing 0.0% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	Asset Back Securities	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$26,400	$—	$0
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(1)	6,600	18	—
Net purchases (sales)	(33,000)	149,982	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 5/31/2011	$—	$150,000	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Convertible Bonds & Notes	Asset Backed Securities	U.S. Corporate Bonds & Notes
$—	$18	$—

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	12.7%
Oil Companies — Integrated	6.7
Medical — Drugs	6.5
Electronic Components — Semiconductors	5.5
Diversified Manufacturing Operations	4.3
Medical — HMO	3.6
Medical — Biomedical/Gene	3.0
Diversified Banking Institutions	2.9
Aerospace/Defense	2.6
Banks — Super Regional	2.3
Semiconductor Equipment	2.3
Telephone — Integrated	2.2
Cable/Satellite TV	2.1
Food — Retail	1.9
Semiconductor Components — Integrated Circuits	1.9
Medical Products	1.9
Computers	1.8
Electric — Integrated	1.7
Computer Services	1.6
Medical — Wholesale Drug Distribution	1.5
Oil Refining & Marketing	1.5
Applications Software	1.4
Retail — Apparel/Shoe	1.4
Medical — Hospitals	1.4
Multimedia	1.4
Computers — Memory Devices	1.4
Insurance — Multi-line	1.3
Tobacco	1.3
Oil & Gas Drilling	1.3
Food — Misc.	1.3
Telecom Equipment — Fiber Optics	1.2
Metal — Aluminum	1.2
Coal	1.2
Engineering/R&D Services	1.1
Cellular Telecom	1.1
Wireless Equipment	1.0
Commercial Services — Finance	1.0
Insurance — Life/Health	0.9
Metal — Iron	0.8
Apparel Manufacturers	0.8
Television	0.8
Internet Security	0.7
Insurance — Property/Casualty	0.7
Paper & Related Products	0.7
Electronic Measurement Instruments	0.7
Investment Management/Advisor Services	0.7
Finance — Investment Banker/Broker	0.7
Computer Aided Design	0.7
Retail — Computer Equipment	0.7
Steel — Producers	0.7
Gas — Distribution	0.6
Beverages — Non-alcoholic	0.6
Enterprise Software/Service	0.6
Auto/Truck Parts & Equipment — Original	0.6
Motorcycle/Motor Scooter	0.6
Schools	0.6
Retail — Auto Parts	0.6
Containers — Metal/Glass	0.6
Chemicals — Diversified	0.5
Oil Companies — Exploration & Production	0.5
Time Deposits	0.5
Medical Instruments	0.5
Office Supplies & Forms	0.5
Building — Heavy Construction	0.4
Consumer Products — Misc.	0.4
Banks — Fiduciary	0.4
Telecommunication Equipment	0.4
Funeral Services & Related Items	0.3
Auto — Cars/Light Trucks	0.3

Oil — Field Services	0.3
Airlines	0.3
Agricultural Operations	0.3
Independent Power Producers	0.3
Cosmetics & Toiletries	0.3
Finance — Credit Card	0.3
Electronic Design Automation	0.2
Finance — Other Services	0.2
Retail — Drug Store	0.2
Publishing — Newspapers	0.2
Food — Meat Products	0.1
Retail — Consumer Electronics	0.1
Medical — Outpatient/Home Medical	0.1
Telecom Services	0.1

112.6%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.4%
Aerospace/Defense — 2.6%
General Dynamics Corp.	28,000	$2,078,160
Lockheed Martin Corp.#	9,400	732,260
Northrop Grumman Corp.#	11,910	777,604
Raytheon Co.#	56,520	2,847,477

		6,435,501

Agricultural Operations — 0.3%
Archer - Daniels - Midland Co.#	23,200	751,912

Airlines — 0.3%
Delta Air Lines, Inc.†#	76,300	769,104

Apparel Manufacturers — 0.8%
Coach, Inc.#	30,000	1,909,800

Applications Software — 1.4%
Microsoft Corp.	144,700	3,618,947

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†	26,500	842,965

Auto/Truck Parts & Equipment - Original — 0.6%
TRW Automotive Holdings Corp.†	27,000	1,535,490

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	32,961	926,534

Banks - Super Regional — 2.3%
Capital One Financial Corp.	34,000	1,847,560
KeyCorp	192,000	1,626,240
US Bancorp	31,220	799,232
Wells Fargo & Co.	51,690	1,466,445

		5,739,477

Beverages - Non-alcoholic — 0.6%
Dr Pepper Snapple Group, Inc.	39,000	1,606,800

Building - Heavy Construction — 0.4%
Chicago Bridge & Iron Co.	27,000	1,027,620

Cable/Satellite TV — 2.1%
Comcast Corp., Special Class A	50,510	1,189,510
DIRECTV, Class A†	43,000	2,161,180
DISH Network Corp., Class A†	12,000	363,360
Time Warner Cable, Inc.	22,000	1,698,840

		5,412,890

Cellular Telecom — 1.1%
Sprint Nextel Corp.†	467,450	2,734,583

Chemicals - Diversified — 0.5%
E.I. du Pont de Nemours & Co.	25,750	1,372,475

Coal — 1.2%
Alpha Natural Resources, Inc.†	7,000	383,530
Peabody Energy Corp.	12,020	737,547
Walter Energy, Inc.	15,000	1,868,250

		2,989,327

Commercial Services - Finance — 1.0%
Moody’s Corp.	3,000	119,730
Western Union Co.	118,650	2,439,444

		2,559,174

Computer Aided Design — 0.7%
Autodesk, Inc.†	40,000	1,719,200

Computer Services — 1.6%
Accenture PLC, Class A	22,000	1,262,580
International Business Machines Corp.	16,250	2,745,112

		4,007,692

Security Description	Shares	Value (Note 2)

Computers — 1.8%
Apple, Inc.†	6,000	$2,086,980
Dell, Inc.†	127,000	2,042,160
Hewlett - Packard Co.	11,190	418,282

		4,547,422

Computers - Memory Devices — 1.4%
Seagate Technology PLC	107,000	1,797,600
Western Digital Corp.†	44,000	1,612,600

		3,410,200

Consumer Products - Misc. — 0.4%
Kimberly - Clark Corp.	14,250	973,275

Containers - Metal/Glass — 0.6%
Crown Holdings, Inc.†	35,000	1,421,350

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	10,000	670,000

Diversified Banking Institutions — 2.9%
Bank of America Corp.	106,740	1,254,195
Citigroup, Inc.	52,614	2,165,066
Goldman Sachs Group, Inc.	600	84,438
JPMorgan Chase & Co.	74,680	3,229,163
Morgan Stanley	24,060	581,290

		7,314,152

Diversified Manufacturing Operations — 4.3%
General Electric Co.	317,090	6,227,648
Honeywell International, Inc.	23,370	1,391,684
Textron, Inc.#	62,000	1,418,560
Tyco International, Ltd.	34,210	1,688,263

		10,726,155

Electric - Integrated — 1.7%
Dominion Resources, Inc.#	26,770	1,277,464
NV Energy, Inc.	108,000	1,703,160
Southern Co.	30,720	1,231,258

		4,211,882

Electronic Components - Semiconductors — 5.5%
Altera Corp.#	39,000	1,875,510
Intel Corp.	137,000	3,083,870
LSI Corp.†	250,790	1,878,417
Micron Technology, Inc.†#	79,700	812,940
National Semiconductor Corp.	72,000	1,766,160
NVIDIA Corp.†#	100,000	2,004,000
ON Semiconductor Corp.†	20,000	224,400
Texas Instruments, Inc.	63,000	2,223,900

		13,869,197

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†#	58,000	620,020

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	36,000	1,795,320

Engineering/R&D Services — 1.1%
Jacobs Engineering Group, Inc.†#	23,100	1,063,986
KBR, Inc.	45,000	1,679,400

		2,743,386

Enterprise Software/Service — 0.6%
CA, Inc.#	68,000	1,591,200

Finance - Credit Card — 0.3%
Discover Financial Services	27,000	643,680

Finance - Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.#	82,000	1,767,100

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Other Services — 0.2%
NASDAQ OMX Group, Inc.†	20,000	$510,400

Food - Meat Products — 0.1%
Smithfield Foods, Inc.†	16,000	335,200

Food - Misc. — 1.3%
General Mills, Inc.	14,660	583,028
Kraft Foods, Inc., Class A	11,796	412,506
Unilever NV	68,340	2,231,985

		3,227,519

Food - Retail — 1.9%
Kroger Co.	126,560	3,141,219
Safeway, Inc.#	71,000	1,753,700

		4,894,919

Funeral Services & Related Items — 0.3%
Service Corp. International	74,000	849,520

Gas - Distribution — 0.6%
NiSource, Inc.#	80,000	1,624,000

Independent Power Producers — 0.3%
NRG Energy, Inc.†	28,000	693,280

Insurance - Life/Health — 0.9%
Aflac, Inc.	13,300	635,607
Lincoln National Corp.	13,800	405,030
Prudential Financial, Inc.	18,410	1,174,190

		2,214,827

Insurance - Multi-line — 1.3%
ACE, Ltd.	18,740	1,289,687
Allstate Corp.	5,200	163,176
Hartford Financial Services Group, Inc.#	28,500	759,525
MetLife, Inc.	26,890	1,185,849

		3,398,237

Insurance - Property/Casualty — 0.7%
Travelers Cos., Inc.#	29,570	1,835,706

Internet Security — 0.7%
Symantec Corp.†	97,000	1,896,350

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	29,000	1,775,670

Medical Instruments — 0.5%
Medtronic, Inc.	28,800	1,172,160

Medical Products — 1.9%
Baxter International, Inc.	53,750	3,199,200
Johnson & Johnson	21,850	1,470,286

		4,669,486

Medical - Biomedical/Gene — 3.0%
Amgen, Inc.†	62,850	3,804,939
Biogen Idec, Inc.†	21,000	1,989,330
Illumina, Inc.†#	24,000	1,729,920

		7,524,189

Medical - Drugs — 6.5%
Bristol - Myers Squibb Co.	94,770	2,725,585
Eli Lilly & Co.#	85,630	3,295,042
Forest Laboratories, Inc.†	49,000	1,764,980
Merck & Co., Inc.	64,134	2,356,925
Pfizer, Inc.	295,862	6,346,240

		16,488,772

Security Description	Shares	Value (Note 2)

Medical - HMO — 3.6%
Aetna, Inc.	58,700	$2,564,016
CIGNA Corp.	7,000	349,230
Health Net, Inc.†	53,000	1,700,770
UnitedHealth Group, Inc.	49,000	2,398,550
WellPoint, Inc.	26,000	2,032,420

		9,044,986

Medical - Hospitals — 1.4%
HCA Holdings, Inc.†	6,900	240,741
Health Management Associates, Inc., Class A†#	162,000	1,846,800
Tenet Healthcare Corp.†	231,000	1,473,780

		3,561,321

Medical - Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.#	10,000	303,200

Medical - Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	47,000	1,937,340
McKesson Corp.	23,000	1,969,030

		3,906,370

Metal - Aluminum — 1.2%
Alcoa, Inc.#	179,850	3,023,278

Metal - Iron — 0.8%
Cliffs Natural Resources, Inc.	22,000	1,995,400

Motorcycle/Motor Scooter — 0.6%
Harley - Davidson, Inc.	41,000	1,523,560

Multimedia — 1.4%
Time Warner, Inc.#	32,516	1,184,558
Viacom, Inc., Class B	32,360	1,631,268
Walt Disney Co.	15,970	664,831

		3,480,657

Office Supplies & Forms — 0.5%
Avery Dennison Corp.	27,000	1,143,180

Oil & Gas Drilling — 1.3%
Ensco PLC ADR	9,800	522,536
Nabors Industries, Ltd.†	56,000	1,561,840
Noble Corp.#	28,640	1,199,157

		3,283,533

Oil Companies - Exploration & Production — 0.5%
Devon Energy Corp.	13,450	1,130,742
Occidental Petroleum Corp.	2,200	237,270

		1,368,012

Oil Companies - Integrated — 6.7%
Chevron Corp.	15,580	1,634,498
ConocoPhillips	41,000	3,002,020
Exxon Mobil Corp.	71,500	5,968,105
Hess Corp.	9,700	766,591
Marathon Oil Corp.	70,850	3,837,944
Murphy Oil Corp.	24,000	1,653,360

		16,862,518

Oil Refining & Marketing — 1.5%
Tesoro Corp.†#	74,000	1,805,600
Valero Energy Corp.	71,000	1,952,500

		3,758,100

Oil - Field Services — 0.3%
Halliburton Co.#	15,810	792,872

Paper & Related Products — 0.7%
International Paper Co.	58,000	1,810,760

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Publishing - Newspapers — 0.2%
Gannett Co., Inc.#	27,000	$385,020

Retail - Apparel/Shoe — 1.4%
Limited Brands, Inc.	44,000	1,758,240
Ross Stores, Inc.	22,000	1,803,120

		3,561,360

Retail - Auto Parts — 0.6%
Advance Auto Parts, Inc.#	23,000	1,428,300

Retail - Computer Equipment — 0.7%
GameStop Corp., Class A†#	61,000	1,706,780

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.#	9,800	311,248

Retail - Drug Store — 0.2%
CVS Caremark Corp.	12,500	483,625

Schools — 0.6%
ITT Educational Services, Inc.†#	22,000	1,513,160

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	44,000	1,811,480
Atmel Corp.†	115,000	1,727,300
Maxim Integrated Products, Inc.#	47,000	1,280,750

		4,819,530

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	141,000	1,942,980
KLA - Tencor Corp.#	11,000	474,100
Lam Research Corp.†	37,000	1,738,815
Teradyne, Inc.†#	96,000	1,536,960

		5,692,855

Steel - Producers — 0.7%
Nucor Corp.#	19,250	815,045
United States Steel Corp.#	18,510	853,496

		1,668,541

Telecom Equipment - Fiber Optics — 1.2%
Corning, Inc.	156,300	3,149,445

Telecom Services — 0.1%
Amdocs, Ltd.†	9,000	273,960

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 0.4%
Tellabs, Inc.	197,000	$900,290

Telephone - Integrated — 2.2%
AT&T, Inc.	55,780	1,760,417
Telephone and Data Systems, Inc.#	8,000	261,600
Verizon Communications, Inc.	94,720	3,498,009

		5,520,026

Television — 0.8%
CBS Corp., Class B	68,000	1,900,600

Tobacco — 1.3%
Philip Morris International, Inc.	46,000	3,300,500

Wireless Equipment — 1.0%
Motorola Mobility Holdings, Inc.†	29,012	729,362
Motorola Solutions, Inc.†	39,000	1,866,930

		2,596,292

Total Long-Term Investment Securities
(cost $214,918,420)		250,443,344

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Collective Investment Pool — 12.7%
Securities Lending Quality Trust(1)	31,890,023	31,854,519

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$1,312,000	1,312,000

Total Short-Term Investment Securities
(cost $33,202,023)		33,166,519

TOTAL INVESTMENTS
(cost $248,120,443)(2)	112.6%	283,609,863
Liabilities in excess of other assets	(12.6)	(31,648,084)

NET ASSETS —	100.0%	$251,961,779

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Electronic Components - Semiconductors	$13,869,197	$—	$—	$13,869,197
Medical - Drugs	16,488,772	—	—	16,488,772
Oil Companies - Integrated	16,862,518	—	—	16,862,518
Other Industries*	203,222,857	—	—	203,222,857
Short-Term Investment Securities:
Collective Investment Pool	—	31,854,519	—	31,854,519
Time Deposits	—	1,312,000	—	1,312,000

Total	$250,443,344	$33,166,519	$—	$283,609,863

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	7.6%
Medical — Drugs	7.5
Tobacco	7.0
Telephone — Integrated	6.8
Aerospace/Defense	6.8
Time Deposits	3.8
Food — Misc.	3.4
Electric — Integrated	3.1
Chemicals — Diversified	2.7
Diversified Manufacturing Operations	2.3
Diversified Banking Institutions	2.3
Multimedia	2.2
Banks — Commercial	2.1
Banks — Super Regional	2.1
Retail — Restaurants	2.1
Medical Products	1.8
Consumer Products — Misc.	1.7
Electronic Components — Semiconductors	1.7
Commercial Services — Finance	1.6
Insurance — Property/Casualty	1.6
Diversified Minerals	1.5
Machinery — Construction & Mining	1.4
Applications Software	1.3
Machinery — Farming	1.3
Medical — Outpatient/Home Medical	1.2
Oil Companies — Exploration & Production	1.2
Computer Services	1.2
Electronic Components — Misc.	1.1
Transport — Rail	1.1
Aerospace/Defense — Equipment	1.1
Data Processing/Management	1.1
Pipelines	1.0
Schools	1.0
Cosmetics & Toiletries	0.8
Beverages — Non-alcoholic	0.8
Finance — Credit Card	0.7
Industrial Gases	0.7
Retail — Apparel/Shoe	0.6
Apparel Manufacturers	0.6
Retail — Building Products	0.6
Vitamins & Nutrition Products	0.6
Beverages — Wine/Spirits	0.5
Insurance — Life/Health	0.5
Retail — Discount	0.5
Metal — Diversified	0.5
Paper & Related Products	0.5
Cable/Satellite TV	0.5
Repurchase Agreements	0.4
Transport — Services	0.4
Computers	0.4
Oil — Field Services	0.4
Water	0.4
Cellular Telecom	0.4
Containers — Paper/Plastic	0.3
Gold Mining	0.3
Toys	0.3
Auto/Truck Parts & Equipment — Original	0.3
Coal	0.3
Gas — Distribution	0.3
Metal — Copper	0.2
Real Estate Investment Trusts	0.2
Telecom Services	0.2
Industrial Automated/Robotic	0.2
Banks — Fiduciary	0.2
Non-Ferrous Metals	0.1
Electric — Transmission	0.1
Steel — Producers	0.1

99.6%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.4%
Aerospace/Defense — 6.8%
General Dynamics Corp.	46,298	$3,436,238
Lockheed Martin Corp.	28,009	2,181,901
Northrop Grumman Corp.	49,076	3,204,172
Raytheon Co.	75,740	3,815,781
Rockwell Collins, Inc.	4,500	275,085

		12,913,177

Aerospace/Defense - Equipment — 1.1%
United Technologies Corp.	24,000	2,106,480

Apparel Manufacturers — 0.6%
VF Corp.	11,600	1,156,172

Applications Software — 1.3%
Microsoft Corp.	102,711	2,568,802

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	13,200	522,720

Banks - Commercial — 2.1%
Bank of Nova Scotia	21,400	1,311,146
National Bank of Canada	17,400	1,453,816
Royal Bank of Canada	7,400	432,459
Toronto - Dominion Bank	8,800	758,516

		3,955,937

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	10,700	300,777

Banks - Super Regional — 2.1%
US Bancorp	49,600	1,269,760
Wells Fargo & Co.	94,500	2,680,965

		3,950,725

Beverages - Non - alcoholic — 0.8%
Coca - Cola Co.	22,800	1,523,268

Beverages - Wine/Spirits — 0.5%
Diageo PLC(1)	49,135	1,047,416

Cable/Satellite TV — 0.5%
Comcast Corp., Special Class A	37,800	890,190

Cellular Telecom — 0.4%
Rogers Communications, Inc., Class B	5,000	190,638
Vodafone Group PLC ADR	18,300	512,949

		703,587

Chemicals - Diversified — 2.7%
Dow Chemical Co.	9,300	336,009
E.I. du Pont de Nemours & Co.	81,089	4,322,044
Olin Corp.	24,000	576,480

		5,234,533

Coal — 0.3%
Consol Energy, Inc.	4,800	246,096
Peabody Energy Corp.	4,100	251,576

		497,672

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	5,800	319,638
H&R Block, Inc.	171,273	2,774,623

		3,094,261

Computer Services — 1.2%
International Business Machines Corp.	13,100	2,212,983

Computers — 0.4%
Hewlett - Packard Co.	22,300	833,574

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 1.7%
Clorox Co.	32,376	$2,281,861
Kimberly - Clark Corp.	13,300	908,390

		3,190,251

Containers - Paper/Plastic — 0.3%
Packaging Corp. of America	9,800	285,180
Temple - Inland, Inc.	14,700	348,978

		634,158

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	23,600	1,581,200

Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	89,633	2,050,803

Diversified Banking Institutions — 2.3%
Bank of America Corp.	88,400	1,038,700
JPMorgan Chase & Co.	75,500	3,264,620

		4,303,320

Diversified Manufacturing Operations — 2.3%
3M Co.	12,800	1,208,064
General Electric Co.	113,000	2,219,320
Honeywell International, Inc.	15,200	905,160

		4,332,544

Diversified Minerals — 1.5%
BHP Billiton, Ltd.(1)	61,018	2,909,927

Electric - Integrated — 3.1%
American Electric Power Co., Inc.	13,500	515,700
Consolidated Edison, Inc.	4,900	259,994
Dominion Resources, Inc.	21,500	1,025,980
Duke Energy Corp.	22,200	416,250
FirstEnergy Corp.	4,900	218,638
NextEra Energy, Inc.	16,300	944,585
Northeast Utilities	10,700	377,068
PPL Corp.	10,900	307,271
Public Service Enterprise Group, Inc.	21,500	720,250
Southern Co.	18,000	721,440
Wisconsin Energy Corp.	11,000	343,970

		5,851,146

Electric - Transmission — 0.1%
ITC Holdings Corp.	3,500	253,015

Electronic Components - Misc. — 1.1%
Garmin, Ltd.†	63,201	2,153,890

Electronic Components - Semiconductors — 1.7%
Intel Corp.	140,981	3,173,482

Finance - Credit Card — 0.7%
American Express Co.	26,200	1,351,920

Food - Misc. — 3.4%
General Mills, Inc.	26,800	1,065,836
H.J. Heinz Co.	14,700	807,324
Kraft Foods, Inc., Class A	91,536	3,201,014
Unilever NV	43,000	1,404,380

		6,478,554

Gas - Distribution — 0.3%
AGL Resources, Inc.	2,800	115,108
Sempra Energy	6,500	358,605

		473,713

Gold Mining — 0.3%
Barrick Gold Corp.	13,000	622,460

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	5,100	$423,861

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	4,000	380,360
Praxair, Inc.	8,800	931,392

		1,311,752

Insurance - Life/Health — 0.5%
Prudential Financial, Inc.	15,500	988,590

Insurance - Property/Casualty — 1.6%
Chubb Corp.	19,500	1,279,005
Travelers Cos., Inc.	28,500	1,769,280

		3,048,285

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.	25,800	2,729,640

Machinery - Farming — 1.3%
Deere & Co.	29,800	2,565,184

Medical Products — 1.8%
Johnson & Johnson	50,711	3,412,343

Medical - Drugs — 7.5%
Abbott Laboratories	15,900	830,775
Bristol - Myers Squibb Co.	137,038	3,941,213
Eli Lilly & Co.	56,349	2,168,309
Merck & Co., Inc.	90,429	3,323,266
Pfizer, Inc.	193,127	4,142,574

		14,406,137

Medical - Outpatient/Home Medical — 1.2%
Lincare Holdings, Inc.	77,025	2,335,398

Metal - Copper — 0.2%
Southern Copper Corp.	13,000	449,280

Metal - Diversified — 0.5%
Rio Tinto, Ltd.(1)	10,948	955,983

Multimedia — 2.2%
McGraw - Hill Cos., Inc.	54,439	2,312,024
Meredith Corp.	58,252	1,841,346

		4,153,370

Non - Ferrous Metals — 0.1%
Cameco Corp.	9,700	271,121

Oil Companies - Exploration & Production — 1.2%
EQT Corp.	15,900	861,462
Occidental Petroleum Corp.	13,300	1,434,405

		2,295,867

Oil Companies - Integrated — 7.6%
Chevron Corp.	61,927	6,496,762
ConocoPhillips	20,500	1,501,010
Exxon Mobil Corp.	33,900	2,829,633
Marathon Oil Corp.	26,100	1,413,837
Murphy Oil Corp.	2,100	144,669
Total SA ADR	38,100	2,194,179

		14,580,090

Oil - Field Services — 0.4%
Schlumberger, Ltd.	9,700	831,484

Paper & Related Products — 0.5%
MeadWestvaco Corp.	27,700	942,354

Pipelines — 1.0%
Enbridge, Inc.	37,400	1,253,422
Kinder Morgan, Inc.	6,600	193,314

Security Description	Shares/ Principal Amount	Value (Note 2)

Pipelines (continued)
Spectra Energy Corp.	19,100	$526,969

		1,973,705

Real Estate Investment Trusts — 0.2%
Weyerhaeuser Co.	20,768	447,343

Retail - Apparel/Shoe — 0.6%
Limited Brands, Inc.	30,600	1,222,776

Retail - Building Products — 0.6%
Home Depot, Inc.	31,000	1,124,680

Retail - Discount — 0.5%
Wal - Mart Stores, Inc.	17,800	982,916

Retail - Restaurants — 2.1%
McDonald’s Corp.	48,443	3,950,042

Schools — 1.0%
Strayer Education, Inc.	15,131	1,818,444

Steel - Producers — 0.1%
BlueScope Steel, Ltd.(1)	140,369	219,359

Telecom Services — 0.2%
BCE, Inc.	10,600	426,544

Telephone - Integrated — 6.8%
AT&T, Inc.	137,315	4,333,661
CenturyLink, Inc.	95,092	4,107,024
Frontier Communications Corp.	6,817	60,330
Verizon Communications, Inc.	111,979	4,135,385
Windstream Corp.	27,900	375,255

		13,011,655

Tobacco — 7.0%
Altria Group, Inc.	100,422	2,817,841
Lorillard, Inc.	31,952	3,683,427
Philip Morris International, Inc.	63,454	4,552,824
Reynolds American, Inc.	60,596	2,410,509

		13,464,601

Toys — 0.3%
Mattel, Inc.	20,000	527,900

Transport - Rail — 1.1%
Canadian National Railway Co.	18,200	1,424,696
Union Pacific Corp.	6,800	713,796

		2,138,492

Transport - Services — 0.4%
United Parcel Service, Inc., Class B	11,600	852,484

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	15,800	1,071,082

Water — 0.4%
American Water Works Co., Inc.	24,200	726,242

Total Long-Term Investment Securities
(cost $151,954,661)		182,531,661

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11 (cost $7,179,000)	$7,179,000	7,179,000

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co., Joint Repurchase Agreement (cost $855,000)(2)	$855,000	$855,000

TOTAL INVESTMENTS
(cost $159,988,661)(3)	99.6%	190,565,661
Other assets less liabilities	0.4	753,676

NET ASSETS —	100.0%	$191,319,337

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $5,132,685 representing 2.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$12,913,177	$—		$—	$12,913,177
Medical Drugs	14,406,137	—		—	14,406,137
Oil Companies - Integrated	14,580,090	—		—	14,580,090
Telephone - Integrated	13,011,655	—		—	13,011,655
Tobacco	13,464,601	—		—	13,464,601
Other Industries*	109,023,316	5,132,685	#	—	114,156,001
Short-Term Investment Securities:
Time Deposits	—	7,179,000		—	7,179,000
Repurchase Agreement	—	855,000		—	855,000

Total	$177,398,976	$13,166,685		$—	$190,565,661

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,132,685 representing 2.6% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Medical — Drugs	10.7%
Collective Investment Pool	6.8
Oil Companies — Integrated	6.3
Insurance — Multi-line	6.3
Telecom Services	5.8
Telephone — Integrated	4.9
Diversified Banking Institutions	4.8
Cellular Telecom	3.5
Semiconductor Components — Integrated Circuits	3.4
Insurance — Reinsurance	3.2
Electric — Integrated	3.0
U.S. Government Agencies	2.8
Oil Companies — Exploration & Production	2.5
Electronic Components — Semiconductors	2.4
Insurance — Life/Health	2.3
Human Resources	2.2
Food — Retail	2.0
Diversified Financial Services	2.0
Auto — Cars/Light Trucks	1.7
Retail — Building Products	1.6
Electronic Components — Misc.	1.5
Toys	1.3
Computers	1.3
Banks — Commercial	1.3
Diversified Manufacturing Operations	1.2
Real Estate Operations & Development	1.1
Food — Wholesale/Distribution	1.0
Finance — Investment Banker/Broker	1.0
Insurance — Property/Casualty	1.0
Security Services	1.0
Building Products — Air & Heating	0.9
Building & Construction — Misc.	0.9
Wireless Equipment	0.9
Internet Security	0.9
Retail — Restaurants	0.9
Aerospace/Defense	0.8
Publishing — Books	0.8
Enterprise Software/Service	0.8
Oil Refining & Marketing	0.8
Retail — Automobile	0.8
Containers — Metal/Glass	0.7
Building Products — Cement	0.7
Diversified Minerals	0.7
Food — Misc.	0.7
Engineering/R&D Services	0.6
Multimedia	0.6
Import/Export	0.6
Steel — Producers	0.6
Apparel Manufacturers	0.6
Computers — Periphery Equipment	0.5
Retail — Major Department Stores	0.4
Chemicals — Specialty	0.4
Athletic Footwear	0.3
Medical — Biomedical/Gene	0.3

106.1%

Country Allocation*

United Kingdom	21.0%
France	11.2
Switzerland	9.9
United States	9.6
Japan	7.3
Germany	6.3
Netherlands	5.5
Taiwan	5.2
South Korea	5.0
Norway	4.2
Singapore	3.7
Spain	3.0
Italy	1.9
Hong Kong	1.7
Russia	1.4
Ireland	1.2
Australia	1.2
Canada	1.1
Sweden	0.9
China	0.8
Bermuda	0.8
India	0.8
Austria	0.7
Brazil	0.7
Jersey	0.6
Denmark	0.4

106.1%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.8%
Australia — 1.2%
Billabong International, Ltd.#(1)	871,720	$5,927,265
Downer EDI, Ltd.(1)	1,631,724	6,803,262

		12,730,527

Austria — 0.7%
Telekom Austria AG#(1)	601,270	7,796,814

Bermuda — 0.8%
PartnerRe, Ltd.#	71,130	5,323,369
Yue Yuen Industrial Holdings, Ltd.(1)	1,002,172	3,450,135

		8,773,504

Canada — 1.1%
Talisman Energy, Inc.	534,640	11,290,431

China — 0.8%
China Telecom Corp., Ltd.(1)	14,693,823	8,814,924
Shanghai Electric Group Co., Ltd.(1)	72,000	37,752

		8,852,676

Denmark — 0.4%
Danske Bank A/S†(1)	177,000	3,738,756

France — 11.2%
AXA SA(1)	996,452	21,340,452
BNP Paribas SA#(1)	152,430	11,925,667
France Telecom SA#(1)	1,116,855	25,597,150
GDF Suez(1)	172,090	6,340,934
Sanofi(1)	341,550	27,098,275
Total SA#(1)	279,300	16,166,634
Vivendi SA(1)	404,500	11,342,476

		119,811,588

Germany — 6.3%
E.ON AG(1)	445,220	12,632,781
Merck KGaA(1)	190,250	20,911,579
Muenchener Rueckversicherungs AG(1)	77,140	11,863,620
SAP AG#(1)	133,030	8,277,827
Siemens AG(1)	99,875	13,365,385

		67,051,192

Hong Kong — 1.7%
Cheung Kong Holdings, Ltd.(1)	782,488	12,229,704
China Mobile, Ltd.(1)	701,500	6,418,758

		18,648,462

India — 0.8%
Reliance Industries, Ltd. GDR (London)*(1)	94,320	3,996,031
Reliance Industries, Ltd. GDR (OTC US)*†	99,730	4,226,557

		8,222,588

Ireland — 1.2%
CRH PLC(1)	352,760	7,741,750
Elan Corp. PLC ADR†	580,960	5,559,787

		13,301,537

Italy — 1.9%
Autogrill SpA#(1)	730,314	9,352,180
UniCredit SpA#(1)	4,747,665	10,830,811

		20,182,991

Japan — 7.3%
ITOCHU Corp.(1)	639,000	6,612,556
Mazda Motor Corp.†#(1)	2,066,000	5,236,298
Nintendo Co., Ltd.(1)	60,996	14,226,171
NKSJ Holdings, Inc.(1)	1,676,000	10,628,587
Nomura Holdings, Inc.(1)	2,119,600	10,695,694

Security Description	Shares	Value (Note 2)

Japan (continued)
Toyota Motor Corp.(1)	320,900	$13,360,552
Trend Micro, Inc.(1)	309,900	9,428,435
USS Co., Ltd.(1)	107,543	8,203,356

		78,391,649

Jersey — 0.6%
Informa PLC(1)	943,060	6,763,900

Netherlands — 5.5%
ING Groep NV CVA†(1)	3,172,164	38,441,270
Koninklijke Philips Electronics NV(1)	228,070	6,333,178
Randstad Holding NV(1)	93,820	4,642,860
Reed Elsevier NV(1)	654,324	8,812,042

		58,229,350

Norway — 4.2%
Statoil ASA#(1)	892,330	23,570,175
Telenor ASA#(1)	1,244,458	21,129,291

		44,699,466

Russia — 1.4%
Gazprom OAO ADR (OTC US)†	767,400	11,319,150
Gazprom OAO ADR (London)†(1)	253,600	3,752,345

		15,071,495

Singapore — 3.7%
Flextronics International, Ltd.†	1,326,280	9,602,267
Singapore Telecommunications, Ltd.(1)	5,864,999	15,265,556
Singapore Telecommunications, Ltd. - 10(1)	1,931,000	4,916,509
United Overseas Bank, Ltd.(1)	620,387	9,775,760

		39,560,092

South Korea — 5.0%
KB Financial Group, Inc.(1)	449,203	21,492,058
POSCO(1)	16,191	6,587,854
Samsung Electronics Co., Ltd.(1)	29,787	24,968,164

		53,048,076

Spain — 3.0%
Iberdrola SA#(1)	1,471,708	13,071,651
Telefonica SA(1)	770,656	18,726,514
Telefonica SA ADR	837	20,364

		31,818,529

Sweden — 0.9%
Niscayah Group AB#(1)	130,349	363,420
Telefonaktiebolaget LM Ericsson, Class B(1)	637,260	9,448,528

		9,811,948

Switzerland — 9.9%
ACE, Ltd.	105,690	7,273,586
Adecco SA†(1)	94,480	6,460,474
Basilea Pharmaceutica†(1)	33,210	2,753,565
Credit Suisse Group AG†(1)	275,180	11,843,436
Lonza Group AG†(1)	43,330	3,747,606
Nestle SA(1)	115,770	7,436,262
Novartis AG(1)	98,620	6,377,645
Roche Holding AG(1)	189,240	33,309,369
Swiss Re, Ltd.†	294,940	17,549,777
UBS AG (NYSE)†	77,610	1,499,425
UBS AG (SIX Swiss EX)†(1)	359,289	6,904,464

		105,155,609

Taiwan — 5.2%
Compal Electronics, Inc.(1)	11,335,528	13,766,904
Lite-On Technology Corp.(1)	4,336,095	5,538,740

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan (continued)
Siliconware Precision Industries Co.(1)	6,543,000	$8,763,943
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	10,327,862	27,610,098

		55,679,685

United Kingdom — 21.0%
Aviva PLC(1)	3,356,978	24,182,674
BAE Systems PLC(1)	1,618,250	8,827,189
BP PLC(1)	1,509,312	11,643,889
BP PLC ADR	180	8,323
Carillion PLC(1)	1,538,340	9,706,042
G4S PLC(1)	2,215,310	10,449,463
GlaxoSmithKline PLC(1)	971,621	21,100,723
Hays PLC(1)	6,300,480	11,324,090
HSBC Holdings PLC(1)	810,775	8,552,976
Kingfisher PLC(1)	3,543,545	16,790,788
Marks & Spencer Group PLC(1)	678,710	4,465,208
Premier Foods PLC†(1)	20,777,609	11,076,814
Rexam PLC(1)	1,196,170	7,902,916
Royal Dutch Shell PLC, Class A(1)	167,235	6,039,878
Royal Dutch Shell PLC, Class B(1)	268,205	9,747,328
SIG PLC†(1)	4,032,874	10,153,140
Tesco PLC(1)	3,128,460	21,612,575
Vodafone Group PLC(1)	10,991,787	30,602,239

		224,186,255

Total Common Stock
(cost $927,668,530)		1,022,817,120

PREFERRED STOCK — 0.7%
Brazil — 0.7%
Vale SA ADR (cost $3,582,028)	263,264	7,713,635

Total Long-Term Investment Securities
(cost $931,250,558)		1,030,530,755

SHORT-TERM INVESTMENT SECURITIES — 9.6%
Collective Investment Pool — 6.8%
Securities Lending Quality Trust(2)(4)	72,190,167	72,140,491

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies — 2.8%
Federal Home Loan Bank Disc. Notes 0.01% due 06/01/11	$29,600,000	$29,600,000

Total Short-Term Investment Securities
(cost $101,790,167)		101,740,491

TOTAL INVESTMENTS
(cost $1,033,040,725)(3)	106.1%	1,132,271,246
Liabilities in excess of other assets	(6.1)	(64,694,334)

NET ASSETS —	100.0%	$1,067,576,912

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $8,222,588 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $949,144,084 representing 88.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At May 31, 2011, the Fund had loaned securities with a total value of $72,440,618. This was secured by collateral of $72,190,167, which was received in cash and subsequently invested in short-term investments currently valued at $72,140,491 as reported in the portfolio of investments. The remaining collateral with a value of $2,373,198 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	zero coupon	09/01/11
United States Treasury Notes/Bonds	0.38% to 4.50%	03/15/12 - 05/15/40

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$119,811,588	#	$—	$119,811,588
Germany	—	67,051,192	#	—	67,051,192
Japan	—	78,391,649	#	—	78,391,649
Netherlands	—	58,229,350	#	—	58,229,350
South Korea	—	53,048,076	#	—	53,048,076
Switzerland	26,322,788	78,832,821	#	—	105,155,609
Taiwan	—	55,679,685	#	—	55,679,685
United Kingdom	8,323	224,177,932	#	—	224,186,255
Other Countries*	47,341,925	213,921,791	#	—	261,263,716
Preferred Stock	7,713,635	—		—	7,713,635
Short-Term Investment Securities:
Collective Investment Pool	—	72,140,491		—	72,140,491
U.S. Government Agencies	—	29,600,000		—	29,600,000

Total	$81,386,671	$1,050,884,575		$—	$1,132,271,246

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $949,144,084 representing 88.9% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Global Equity Fund

PORTFOLIO PROFILE — May 31, 2011 (unaudited)

Industry Allocation*

Collective Investment Pool	8.2%
Diversified Banking Institutions	5.7
Banks — Commercial	4.6
Chemicals — Diversified	4.5
Oil Companies — Integrated	4.5
Medical — Drugs	3.7
Telephone — Integrated	3.3
Oil Companies — Exploration & Production	3.1
Oil — Field Services	2.7
Auto — Cars/Light Trucks	2.3
Medical Products	2.2
Cellular Telecom	2.1
Diversified Manufacturing Operations	2.1
Metal — Copper	1.9
Electronic Components — Semiconductors	1.9
Time Deposits	1.9
Diversified Minerals	1.7
Food — Misc.	1.7
Diversified Operations	1.6
Brewery	1.6
Beverages — Non-alcoholic	1.6
Cable/Satellite TV	1.5
Enterprise Software/Service	1.5
Import/Export	1.4
Web Portals/ISP	1.4
Multimedia	1.3
Real Estate Investment Trusts	1.3
Electric — Integrated	1.2
Rubber — Tires	1.2
Coal	1.2
Aerospace/Defense	1.1
Finance — Other Services	1.1
Insurance — Life/Health	1.1
Exchange — Traded Funds	1.0
Cosmetics & Toiletries	1.0
Building — Heavy Construction	1.0
Machinery — General Industrial	0.9
E-Commerce/Services	0.9
Transport — Services	0.9
Human Resources	0.9
Insurance — Multi-line	0.8
Banks — Super Regional	0.8
Computers	0.8
Dialysis Centers	0.8
Retail — Jewelry	0.8
Transport — Rail	0.8
Broadcast Services/Program	0.8
Building & Construction Products — Misc.	0.7
Telecom Equipment — Fiber Optics	0.7
Oil & Gas Drilling	0.7
Insurance — Property/Casualty	0.7
Retail — Restaurants	0.7
Gold Mining	0.7
Tobacco	0.7
Building & Construction — Misc.	0.6
Auto/Truck Parts & Equipment — Original	0.6
Medical Labs & Testing Services	0.6
Retail — Drug Store	0.6
Auto — Heavy Duty Trucks	0.6
Athletic Footwear	0.6
Computer Services	0.6
Computers — Memory Devices	0.6
Machinery — Electrical	0.5
Tools — Hand Held	0.5
Finance — Leasing Companies	0.5
Medical Instruments	0.5
Diversified Financial Services	0.5
Machinery — Construction & Mining	0.5
Metal — Aluminum	0.5

Aerospace/Defense — Equipment	0.5
Food — Retail	0.4
Cruise Lines	0.4
Investment Management/Advisor Services	0.4
Platinum	0.4
Consumer Products — Misc.	0.4
Semiconductor Equipment	0.4
Telecom Services	0.3
Building — Residential/Commercial	0.3
Medical — Hospitals	0.1
Gambling (Non-Hotel)	0.1
Retail — Automobile	0.1

107.4%

Country Allocation*

United States	46.8%
Germany	8.9
Japan	8.1
United Kingdom	7.6
South Korea	4.8
Canada	3.6
France	3.5
Switzerland	3.5
Netherlands	2.1
Hong Kong	2.1
Brazil	1.6
Australia	1.4
Ireland	1.2
China	1.1
Thailand	1.1
Taiwan	0.9
Spain	0.9
Belgium	0.8
Denmark	0.8
Mexico	0.7
Curacao	0.7
Luxembourg	0.6
Italy	0.5
Norway	0.5
Russia	0.5
Panama	0.4
Malaysia	0.4
South Africa	0.4
Austria	0.3
Bermuda	0.3
Jersey	0.3
Singapore	0.3
Indonesia	0.3
British Virgin Islands	0.2
Gibraltar	0.1
Cayman Islands	0.1

107.4%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.5%
Australia — 1.4%
BHP Billiton, Ltd.(1)	25,500	$1,216,086
Newcrest Mining, Ltd.(1)	39,600	1,684,274
PanAust, Ltd.†(1)	150,120	652,497

		3,552,857

Austria — 0.3%
Erste Group Bank AG(1)	16,900	843,891

Belgium — 0.8%
Anheuser - Busch InBev NV(1)	34,100	2,060,104

Bermuda — 0.3%
VimpelCom, Ltd. ADR	56,400	794,112

Brazil — 0.6%
BM&FBovespa SA	217,000	1,556,926

British Virgin Islands — 0.2%
Arcos Dorados Holdings, Inc., Class A†#	20,000	455,000

Canada — 3.6%
Bankers Petroleum, Ltd.†	157,200	1,293,166
Canadian Natural Resources, Ltd.	24,400	1,062,030
First Quantum Minerals, Ltd.	10,200	1,387,162
Manulife Financial Corp.	78,500	1,399,283
Petrominerales, Ltd.	43,300	1,458,305
Suncor Energy, Inc.	35,900	1,498,844
Toronto - Dominion Bank	12,600	1,086,057

		9,184,847

Cayman Islands — 0.1%
Lentuo International, Inc. ADR†#	33,500	169,845

China — 1.1%
China Construction Bank Corp.(1)	1,910,900	1,809,129
China Merchants Bank Co., Ltd.(1)	406,600	1,036,244

		2,845,373

Curacao — 0.7%
Schlumberger, Ltd.	22,400	1,920,128

Denmark — 0.8%
Carlsberg A/S, Class B(1)	11,100	1,284,370
Pandora A/S#(1)	20,100	686,338

		1,970,708

France — 3.5%
BNP Paribas SA#(1)	16,120	1,261,180
Cie de St. Gobain(1)	28,700	1,899,436
Danone#(1)	16,600	1,218,103
LVMH Moet Hennessy Louis Vuitton SA#(1)	8,200	1,434,831
Technip SA(1)	18,800	2,025,980
Unibail - Rodamco SE(1)	5,300	1,197,521

		9,037,051

Germany — 8.1%
BASF SE(1)	22,800	2,106,574
Bayer AG(1)	16,100	1,319,649
Bayerische Motoren Werke AG(1)	22,400	1,986,235
Continental AG†(1)	12,900	1,328,694
Deutsche Bank AG#(1)	28,600	1,704,497
Fresenius Medical Care AG & Co. KGaA(1)	29,100	2,112,334
K+S AG(1)	22,900	1,825,203
Kabel Deutschland Holding AG†(1)	21,400	1,461,805
Merck KGaA(1)	17,900	1,967,502
Metro AG(1)	17,700	1,182,302
SAP AG ADR	30,500	1,896,185
Siemens AG(1)	15,200	2,034,081

		20,925,061

Security Description	Shares	Value (Note 2)

Gibraltar — 0.1%
PartyGaming PLC†(1)	85,700	$206,436

Hong Kong — 2.1%
China Resources Enterprise, Ltd.(1)	307,100	1,231,327
China Unicom (Hong Kong), Ltd.(1)	555,100	1,233,231
Hong Kong Exchanges and Clearing, Ltd.(1)	55,900	1,249,540
Wharf Holdings, Ltd.(1)	231,600	1,709,487

		5,423,585

Indonesia — 0.3%
Adaro Energy Tbk PT(1)	2,384,400	683,172

Ireland — 1.2%
Accenture PLC, Class A	24,400	1,400,316
Covidien PLC	29,100	1,600,500

		3,000,816

Italy — 0.5%
Enel SpA(1)	206,500	1,419,549

Japan — 8.1%
Bridgestone Corp.(1)	77,600	1,763,796
Dena Co., Ltd.#(1)	28,600	1,018,228
Hino Motors, Ltd.(1)	264,800	1,456,657
ITOCHU Corp.(1)	227,300	2,352,166
Japan Tobacco, Inc.(1)	425	1,643,827
Komatsu, Ltd.(1)	28,600	855,955
Marubeni Corp.(1)	192,600	1,349,365
Mitsubishi Chemical Holdings Corp.(1)	148,300	1,035,044
ORIX Corp.#(1)	13,000	1,245,808
SMC Corp.(1)	8,600	1,382,080
Softbank Corp.(1)	42,800	1,664,178
Sumitomo Electric Industries, Ltd.(1)	107,200	1,550,217
Sumitomo Heavy Industries, Ltd.(1)	344,400	2,386,862
Sumitomo Mitsui Financial Group, Inc.(1)	36,600	1,060,461

		20,764,644

Jersey — 0.3%
WPP PLC(1)	60,100	752,402

Luxembourg — 0.6%
Subsea 7 SA†#(1)	59,300	1,577,652

Malaysia — 0.4%
CIMB Group Holdings Bhd(1)	404,300	1,124,237

Mexico — 0.7%
Fomento Economico Mexicano SAB de CV ADR	17,900	1,108,547
Grupo Modelo SAB de CV, Class C	129,800	818,129

		1,926,676

Netherlands — 2.1%
Aegon NV†(1)	168,800	1,185,878
Akzo Nobel NV(1)	24,200	1,750,210
Corio NV(1)	10,100	693,459
ING Groep NV†(1)	96,400	1,168,205
Yandex NV, Class A†	20,500	685,725

		5,483,477

Norway — 0.5%
DnB NOR ASA(1)	78,600	1,186,452

Panama — 0.4%
Carnival Corp.#	29,100	1,129,371

Russia — 0.5%
LUKOIL OAO ADR(1)	18,300	1,183,773

Singapore — 0.3%
Straits Asia Resources, Ltd.(1)	301,200	742,804

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
South Africa — 0.4%
Naspers, Ltd.(1)	17,800	$1,062,525

South Korea — 4.8%
Dongbu Insurance Co., Ltd.(1)	38,200	1,819,906
GS Engineering & Construction Corp.(1)	15,200	1,627,382
Hyundai Engineering & Construction Co. Ltd.(1)	32,800	2,562,672
Kia Motors Corp.(1)	26,300	1,851,983
KT Corp. ADR	59,500	1,084,090
Samsung Electronics Co., Ltd.(1)	2,800	2,347,026
Samsung Life Insurance Co., Ltd.(1)	13,800	1,150,616

		12,443,675

Spain — 0.9%
Telefonica SA(1)	92,600	2,250,129

Switzerland — 3.5%
Adecco SA†(1)	32,700	2,236,002
Cie Financiere Richemont SA, Class A(1)	20,900	1,363,793
Julius Baer Group, Ltd.†(1)	15,000	660,379
Roche Holding AG(1)	13,400	2,358,621
UBS AG†(1)	40,700	782,133
Weatherford International, Ltd.†	76,700	1,516,359

		8,917,287

Taiwan — 0.9%
First Financial Holding Co., Ltd.(1)	1,428,000	1,231,368
Nan Ya Plastics Corp.(1)	432,000	1,204,006

		2,435,374

Thailand — 1.1%
Bangkok Bank PLC(1)	220,200	1,188,272
Banpu Public Co., Ltd.(1)	48,100	1,170,199
Banpu Public Co., Ltd. NVDR(1)	19,400	473,826

		2,832,297

United Kingdom — 7.6%
Afren PLC†(1)	347,000	949,854
Antofagasta PLC(1)	68,900	1,508,798
Barclays PLC(1)	395,800	1,808,658
Barratt Developments PLC†(1)	49,300	92,455
Bellway PLC(1)	20,800	254,334
BG Group PLC(1)	51,500	1,197,969
GlaxoSmithKline PLC(1)	34,300	744,894
HSBC Holdings PLC(1)	279,000	2,917,730
Kazakhmys PLC(1)	38,300	829,265
Persimmon PLC(1)	23,600	186,324
Royal Dutch Shell PLC, Class A	89,400	3,186,796
Taylor Wimpey PLC†(1)	355,300	215,697
Tullow Oil PLC(1)	43,000	958,159
Vodafone Group PLC ADR	78,200	2,191,946
Xstrata PLC(1)	112,000	2,631,511

		19,674,390

United States — 35.7%
Alcoa, Inc.#	71,100	1,195,191
Allergan, Inc.	22,400	1,853,152
American Electric Power Co., Inc.	48,500	1,852,700
Ameriprise Financial, Inc.	18,400	1,126,632
Apple, Inc.†	6,100	2,121,763
Applied Materials, Inc.	68,200	939,796
AT&T, Inc.	67,300	2,123,988
Baxter International, Inc.	24,700	1,470,144
Boeing Co.	36,100	2,816,883
Broadcom Corp., Class A†	28,200	1,014,636
Citigroup, Inc.	57,290	2,357,484
Clorox Co.#	13,400	944,432
Comcast Corp., Class A	95,700	2,415,468

Security Description	Shares	Value (Note 2)

United States (continued)
Comerica, Inc.#	30,000	$1,083,300
ConAgra Foods, Inc.	52,900	1,345,247
Corning, Inc.#	94,200	1,898,130
CVS Caremark Corp.	38,300	1,481,827
Darden Restaurants, Inc.#	26,500	1,342,225
Dover Corp.	16,500	1,109,295
Dow Chemical Co.	40,100	1,448,813
eBay, Inc.†	43,400	1,352,778
EMC Corp.†#	48,800	1,389,336
Exxon Mobil Corp.	51,300	4,282,011
Federal Realty Investment Trust#	15,300	1,340,280
FedEx Corp.	24,600	2,303,544
Freeport-McMoRan Copper & Gold, Inc.	24,300	1,254,852
General Electric Co.	120,600	2,368,584
Goodrich Corp.	13,600	1,187,144
Google, Inc., Class A†	5,200	2,750,904
H.J. Heinz Co.#	32,800	1,801,376
HCA Holdings, Inc.†	9,100	317,499
Henry Schein, Inc.†#	19,300	1,386,126
Huntsman Corp.#	59,500	1,127,525
Johnson & Johnson	20,100	1,352,529
JPMorgan Chase & Co.	68,200	2,948,968
KeyCorp#	129,000	1,092,630
Laboratory Corp. of America Holdings†#	14,900	1,502,367
Liberty Global, Inc., Class A†#	44,300	1,995,715
Merck & Co., Inc.	36,200	1,330,350
News Corp., Class A	88,200	1,617,588
NII Holdings, Inc.†	22,500	982,350
NIKE, Inc., Class B	16,900	1,427,205
Norfolk Southern Corp.	27,300	2,001,363
Occidental Petroleum Corp.	20,000	2,157,000
Oracle Corp.	57,500	1,967,650
PepsiCo, Inc.	42,600	3,029,712
Pfizer, Inc.	64,100	1,374,945
Procter & Gamble Co.	38,900	2,606,300
Rowan Cos., Inc.†	46,400	1,839,760
Sprint Nextel Corp.†#	193,100	1,129,635
St. Jude Medical, Inc.#	24,400	1,236,348
Stanley Black & Decker, Inc.#	17,946	1,325,850
Stillwater Mining Co.†#	55,000	1,113,750
Terex Corp.†#	12,600	373,590
Texas Instruments, Inc.	44,100	1,556,730
Verizon Communications, Inc.	35,300	1,303,629

		92,069,029

Total Common Stock
(cost $220,379,704)		243,605,655

EXCHANGE - TRADED FUNDS — 1.0%
United States — 1.0%
Vanguard MSCI Emerging Markets ETF (cost $2,527,289)	53,300	2,617,563

PREFERRED STOCK — 1.8%
Brazil — 1.0%
Banco Bradesco SA	124,100	2,439,919

Germany — 0.8%
Volkswagen AG(1)	10,840	1,928,731

Total Preferred Stock
(cost $3,378,796)		4,368,650

Total Long-Term Investment Securities
(cost $226,285,789)		250,591,868

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 10.1%
Collective Investment Pool — 8.2%
Securities Lending Quality Trust(2)(3)	21,183,126	$21,158,483

Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$4,847,000	4,847,000

Total Short-Term Investment Securities
(cost $26,030,126)		26,005,483

TOTAL INVESTMENTS
(cost $252,315,915)(4)	107.4%	276,597,351
Liabilities in excess of other assets	(7.4)	(19,037,108)

NET ASSETS —	100.0%	$257,560,243

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $122,766,535 representing 47.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	At May 31, 2011, the Fund had loaned securities with a total value of $21,280,806. This was secured by collateral of $21,183,126, which was received in cash and subsequently invested in short-term investments currently valued at $21,158,483 as reported in the portfolio of investments. The remaining collateral with a value of $356,082 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.31% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mortgage Corp.	0.29%	01/10/2013
United States Treasury Bills	zero coupon	06/23/11
United States Treasury Bonds/Notes	0.75% to 3.63%	10/31/11 to 02/15/21

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

NVDR—Non Voting Depositary Receipt

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CHF	678,500	USD	770,434	07/07/2011	$–	$(25,238)
	EUR	125,500	USD	180,555	07/07/2011	92	–
	GBP	390,000	USD	629,345	07/07/2011	–	(11,931)
	JPY	423,226,000	USD	5,004,493	07/07/2011	–	(188,414)
	USD	2,761,000	AUD	2,589,000	07/07/2011	–	(8,879)
	USD	1,013,762	CAD	973,200	07/07/2011	–	(10,151)
	USD	4,576,312	GBP	2,795,000	07/07/2011	19,502	–
	USD	1,056,935	JPY	86,631,000	07/07/2011	6,011	–

						25,605	(244,613)

Deutsche Bank AG London	EUR	5,380,000	USD	7,811,093	07/07/2011	74,914	–
	USD	400,080	CAD	388,000	07/07/2011	44	–

						74,958	–

Morgan Stanley Capital Services, Inc.	USD	1,348,672	CAD	1,304,000	07/07/2011	–	(3,924)

Royal Bank Of Scotland PLC	USD	862,548	CHF	750,000	07/07/2011	16,972	–

Net Unrealized Appreciation/(Depreciation)						$117,535	$(248,537)

Currency Legend

CAD—Canada Dollar

CHF—Swiss Franc

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

USD—United States Dollar

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$1,896,185	$19,028,876	#	$—	$20,925,061
Japan	—	20,764,644	#	—	20,764,644
United Kingdom	5,378,742	14,295,648	#	—	19,674,390
United States	92,069,029	—		—	92,069,029
Other Countries*	23,423,895	66,748,636	#	—	90,172,531
Exchange-Traded Funds	2,617,563	—		—	2,617,563
Preferred Stock	2,439,919	1,928,731	#	—	4,368,650
Short-Term Investment Securities:
Collective Investment Pool	—	21,158,483		—	21,158,483
Time Deposits	—	4,847,000		—	4,847,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	117,535		—	117,535

Total	$127,825,333	$148,889,553		$—	$276,714,886

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$248,537		$—	$248,537

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $122,766,535 representing 47.7% of net assets. See Note 2.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	70.8%
Real Estate Operations & Development	18.3
Real Estate Management/Services	5.8
Time Deposits	2.8
Hotels/Motels	1.1
Diversified Financial Services	0.7
Storage/Warehousing	0.3
Building & Construction-Misc.	0.1

99.9%

Country Allocation*

United States	55.3%
Japan	7.3
Hong Kong	6.7
Australia	6.0
France	4.7
United Kingdom	4.6
Canada	3.7
Cayman Islands	2.8
Singapore	2.5
Bermuda	2.3
Switzerland	1.0
Norway	0.8
Jersey	0.7
Poland	0.7
Guernsey	0.3
Germany	0.2
Sweden	0.2
Brazil	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.0%
Australia — 6.0%
BGP Holdings PLC(1)(2)	479,213	$0
BWP Trust(3)	711,685	1,346,598
CFS Retail Property Trust(3)	2,923,486	5,861,506
Commonwealth Property Office Fund(3)	786,494	769,647
GPT Group(3)	1,167,112	3,893,609
Stockland(3)	538,326	2,033,103
Westfield Group(3)	498,755	4,849,727

		18,754,190

Bermuda — 2.3%
Hong Kong Land Holdings, Ltd.(3)	342,000	2,534,417
Hopson Development Holdings, Ltd.	252,000	233,617
Kerry Properties, Ltd.(3)	851,000	4,347,540

		7,115,574

Brazil — 0.1%
BR Properties SA	13,200	150,510
Multiplan Empreendimentos Imobiliarios SA	12,000	274,036

		424,546

Canada — 3.7%
Allied Properties Real Estate Investment Trust	77,800	1,916,794
Canadian Apartment Properties REIT	57,100	1,125,085
Dundee Real Estate Investment Trust	66,800	2,300,786
InnVest Real Estate Investment Trust	404,700	2,949,045
Primaris Retail Real Estate Investment Trust	68,800	1,496,934
Transglobe Apartment Real Estate Investment Trust(1)	144,600	1,696,962

		11,485,606

Cayman Islands — 2.8%
China Resources Land, Ltd.(3)	2,334,000	4,181,354
KWG Property Holding, Ltd.(3)	3,732,000	2,651,633
Shimao Property Holdings, Ltd.(3)	1,436,500	1,917,198

		8,750,185

France — 4.7%
Fonciere Des Regions(3)	18,674	1,973,414
Klepierre(3)	14,559	621,981
Nexity SA(3)	61,242	2,933,993
Societe Immobiliere de Location pour l’Industrie et le Commerce(3)	18,962	2,763,374
Unibail-Rodamco SE(3)	28,931	6,536,881

		14,829,643

Germany — 0.2%
Alstria Office REIT-AG(3)	43,780	686,903

Guernsey — 0.3%
Etalon Group, Ltd. GDR†*(1)(4)	125,942	875,297

Hong Kong — 6.7%
Hang Lung Properties, Ltd.(3)	1,249,000	5,201,115
Henderson Land Development Co., Ltd.(3)	697,000	4,717,336
Sun Hung Kai Properties, Ltd.(3)	719,504	11,203,047

		21,121,498

Japan — 7.3%
Frontier Real Estate Investment Corp.(3)	87	809,706
Goldcrest Co., Ltd.(3)	29,930	661,171
Mitsubishi Estate Co., Ltd.(3)	434,000	7,754,724
Mitsui Fudosan Co., Ltd.(3)	199,000	3,353,934
Nippon Building Fund, Inc.(3)	307	3,138,049
Sankei Building Co., Ltd.(3)	179,800	988,060
Sumitomo Realty & Development Co., Ltd.(3)	158,000	3,373,368
United Urban Investment Corp.(3)	2,460	2,812,070

		22,891,082

Security Description	Shares	Value (Note 2)

Jersey — 0.7%
Atrium European Real Estate, Ltd.(3)	325,381	$2,219,845

Norway — 0.8%
Norwegian Property ASA(3)	1,192,725	2,483,645

Poland — 0.7%
Globe Trade Centre SA†(3)	297,238	2,183,616

Singapore — 2.5%
CapitaLand, Ltd.(3)	3,058,000	7,664,198
Global Logistic Properties, Ltd.†(3)	151,000	244,886

		7,909,084

Sweden — 0.2%
Hufvudstaden AB(3)	51,227	648,707

Switzerland — 1.0%
PSP Swiss Property AG†(3)	31,165	2,961,152

United Kingdom — 4.6%
Big Yellow Group PLC(3)	24,238	136,173
Derwent London PLC(3)	107,085	3,238,505
Hammerson PLC(3)	513,207	4,052,832
Intercontinental Hotels Group PLC(3)	66,465	1,421,874
Land Securities Group PLC(3)	187,332	2,569,245
Metric Property Investments PLC(3)	804,502	1,485,679
Safestore Holdings PLC(3)	347,370	869,751
Segro PLC(3)	97,662	522,493
Unite Group PLC†(3)	30,069	106,809

		14,403,361

United States — 51.4%
Acadia Realty Trust	71,542	1,477,342
Alexandria Real Estate Equities, Inc.	40,560	3,347,822
AvalonBay Communities, Inc.	59,116	7,866,566
Boston Properties, Inc.	60,160	6,518,336
BRE Properties, Inc.	51,200	2,612,224
Camden Property Trust	75,562	4,857,125
DiamondRock Hospitality Co.	172,423	1,982,865
Digital Realty Trust, Inc.	57,687	3,597,938
Douglas Emmett, Inc.	106,900	2,250,245
Duke Realty Corp.	121,667	1,829,872
Equity Residential	115,746	7,156,575
Essex Property Trust, Inc.	42,500	5,848,425
Extra Space Storage, Inc.	89,700	1,951,872
General Growth Properties, Inc.	143,200	2,359,936
HCP, Inc.	126,700	4,806,998
Health Care REIT, Inc.	113,101	6,015,842
Hersha Hospitality Trust	132,300	796,446
Highwoods Properties, Inc.	52,900	1,908,632
Host Hotels & Resorts, Inc.	418,277	7,353,310
Kilroy Realty Corp.	48,739	2,021,206
Kimco Realty Corp.	278,800	5,439,388
Macerich Co.	114,055	6,201,170
Mid-America Apartment Communities, Inc.	13,400	918,570
Nationwide Health Properties, Inc.	68,776	3,012,389
Plum Creek Timber Co., Inc.	88,900	3,602,228
ProLogis	305,235	5,054,692
AMB Property Corp.	94,000	3,477,060
PS Business Parks, Inc.	9,304	534,887
Public Storage	39,600	4,686,264
Rayonier, Inc.	44,800	2,974,272
Regency Centers Corp.	77,970	3,610,791
Retail Opportunity Investments Corp.	88,242	967,132
RLJ Lodging Trust†	29,127	531,568
Simon Property Group, Inc.	132,406	15,631,852
SL Green Realty Corp.	71,469	6,432,925
Sovran Self Storage, Inc.	35,989	1,510,098

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Starwood Hotels & Resorts Worldwide, Inc.	31,748	$1,935,993
Ventas, Inc.	71,962	4,058,657
Vornado Realty Trust	109,517	10,774,283
Weyerhaeuser Co.	157,728	3,397,461

		161,311,257

Total Common Stock
(cost $246,993,395)		301,055,191

PREFERRED STOCK — 0.4%
United States — 0.4%
DuPont Fabros Technology, Inc. 7.88%	6,000	153,240
SL Green Realty Corp. 7.63%	39,000	986,700

Total Preferred Stock
(cost $1,067,670)		1,139,940

ASSET BACKED SECURITIES — 0.7%
United States — 0.7%
Banc of America Large Loan, Inc. FRS Series 2006-BIX1, Class B 0.34% due 10/15/19*(5)	$200,000	195,695
Bank of America Large Loan, Inc. FRS Series 2005-MIB1, Class C 0.51% due 03/15/22*(5)	300,000	298,038
Citigroup Commercial Mtg. Trust VRS Series 2006-C5, Class AMP3 5.50% due 10/15/49*(5)	221,229	199,869
GS Mtg. Securities Corp. II Series 2001-GL3A, Class F919 6.82% due 08/05/18*(5)	1,250,000	1,256,341
Merrill Lynch Floating Trust FRS Series 2006-1, Class D 0.40% due 06/15/22*(5)	250,000	230,642
Wachovia Bank Commercial Mtg. Trust FRS Series 2006-WL7A, Class A2 0.32% due 09/15/21*(5)	150,000	139,017

Total Asset Backed Securities
(cost $2,218,275)		2,319,602

Total Long-Term Investment Securities
(cost $250,279,340)		304,514,733

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11 (cost $8,904,000)	$8,904,000	$8,904,000

TOTAL INVESTMENTS —
(cost $259,183,340)(6)	99.9%	313,418,733
Other assets less liabilities	0.1	362,303

NET ASSETS —	100.0%	$313,781,036

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $3,194,899 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $2,572,259 representing 0.8% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $126,724,868 representing 40.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Commercial Mortgage Backed Security
(6)	See Note 5 for cost of investments on a tax basis.

GDR—Global Depository Receipt

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$18,754,190	#	$0	$18,754,190
Hong Kong	—	21,121,498	#	—	21,121,498
Japan	—	22,891,082	#	—	22,891,082
United States	161,311,257	—		—	161,311,257
Other Countries*	12,143,769	64,833,395	#	—	76,977,164
Preferred Stock	1,139,940	—		—	1,139,940
Asset Backed Securities	—	2,319,602		—	2,319,602
Short-Term Investment Securities:
Time Deposits	—	8,904,000		—	8,904,000

Total	$174,594,966	$138,823,767		$0	$313,418,733

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $126,724,868 representing 40.4% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock
$—

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Medical — Drugs	6.0%
Banks — Commercial	5.0
Diversified Banking Institutions	3.7
Oil Companies — Integrated	3.4
Collective Investment Pool	3.1
Multimedia	2.9
Telephone — Integrated	2.8
Oil Companies — Exploration & Production	2.8
Insurance — Life/Health	2.7
Time Deposits	2.7
Computers	2.5
Diversified Minerals	2.4
Food — Misc.	2.3
Banks — Super Regional	2.1
Auto — Cars/Light Trucks	2.1
Insurance — Multi-line	2.0
Electric — Integrated	2.0
Computer Services	1.8
Oil — Field Services	1.8
Diversified Manufacturing Operations	1.6
Insurance — Property/Casualty	1.6
Medical — HMO	1.5
Cable/Satellite TV	1.4
Cosmetics & Toiletries	1.4
Beverages — Non-alcoholic	1.2
Electronic Components — Semiconductors	1.2
Transport — Rail	1.2
Applications Software	1.2
Retail — Drug Store	0.9
Investment Management/Advisor Services	0.9
Wireless Equipment	0.8
Food — Confectionery	0.8
Web Portals/ISP	0.8
Food — Wholesale/Distribution	0.8
Metal — Copper	0.8
Chemicals — Diversified	0.8
Computers — Memory Devices	0.7
Finance — Credit Card	0.7
Medical — Wholesale Drug Distribution	0.7
Building — Heavy Construction	0.7
Agricultural Chemicals	0.7
Commercial Services — Finance	0.7
Gold Mining	0.7
Food — Retail	0.6
Auto/Truck Parts & Equipment — Original	0.6
Transport — Services	0.6
Athletic Footwear	0.6
Semiconductor Equipment	0.6
Public Thoroughfares	0.6
Retail — Building Products	0.6
Cellular Telecom	0.6
Pipelines	0.6
Real Estate Operations & Development	0.6
Real Estate Investment Trusts	0.5
Auto — Heavy Duty Trucks	0.5
Medical — Generic Drugs	0.5
Consumer Products — Misc.	0.5
Medical — Biomedical/Gene	0.5
Retail — Discount	0.5
Photo Equipment & Supplies	0.5
Finance — Other Services	0.5
Telecom Services	0.4
Retail — Jewelry	0.4
Electronic Components — Misc.	0.4
Building Products — Cement	0.4
Electric Products — Misc.	0.4
E-Commerce/Services	0.4
Medical Products	0.4

Industrial Gases	0.4
Machinery — Construction & Mining	0.4
Audio/Video Products	0.4
Gas — Distribution	0.4
Oil Refining & Marketing	0.3
Containers — Metal/Glass	0.3
Oil Field Machinery & Equipment	0.3
Retail — Misc./Diversified	0.3
U.S. Government Treasuries	0.3
Gas — Transportation	0.3
Cruise Lines	0.3
Chemicals — Specialty	0.3
Retail — Major Department Stores	0.3
Paper & Related Products	0.3
Transport — Truck	0.3
Diversified Operations/Commercial Services	0.3
Investment Companies	0.3
Diversified Operations	0.2
Enterprise Software/Service	0.2
Machinery — Farming	0.2
Finance — Investment Banker/Broker	0.2
Retail — Bedding	0.2
Building & Construction — Misc.	0.2
Soap & Cleaning Preparation	0.2
Wire & Cable Products	0.2
Machinery — Electrical	0.2
Silver Mining	0.2
Real Estate Management/Services	0.2
Engineering/R&D Services	0.2
Industrial Automated/Robotic	0.2
Insurance Brokers	0.2
Steel — Producers	0.2
Non — Hazardous Waste Disposal	0.2
Transport — Marine	0.2
Mining	0.1
Medical Instruments	0.1
Building Products — Doors & Windows	0.1
Office Automation & Equipment	0.1
Retail — Apparel/Shoe	0.1
Electronic Measurement Instruments	0.1
Electric — Distribution	0.1
Security Services	0.1
Textile — Products	0.1
Metal Processors & Fabrication	0.1
Advertising Agencies	0.1
Printing — Commercial	0.1
Building & Construction Products — Misc.	0.1
Distribution/Wholesale	0.1
Containers — Paper/Plastic	0.1
Recreational Vehicles	0.1
Metal — Diversified	0.1
Metal — Iron	0.1
Non — Ferrous Metals	0.1
Computers — Integrated Systems	0.1
Diversified Financial Services	0.1
Resorts/Theme Parks	0.1
Finance — Leasing Companies	0.1
Retail — Convenience Store	0.1
Retail — Consumer Electronics	0.1
Retail — Automobile	0.1
Metal — Aluminum	0.1

102.3%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited) — (continued)

Country Allocation*

United States	49.5%
Japan	10.7
United Kingdom	8.4
Canada	6.0
France	5.3
Australia	4.3
Germany	3.6
Switzerland	3.2
Spain	1.5
Italy	1.4
Sweden	1.1
Hong Kong	1.0
Netherlands	0.9
Curacao	0.9
Ireland	0.7
Finland	0.7
Jersey	0.7
Belgium	0.6
Norway	0.4
Israel	0.4
Greece	0.3
Bermuda	0.3
Austria	0.3
Portugal	0.1

102.3%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.9%
Australia — 4.3%
AGL Energy, Ltd.(1)	6,585	$101,145
Alumina, Ltd.(1)	48,659	120,379
Amcor, Ltd.(1)	30,054	232,261
AMP, Ltd.(1)	68,623	382,666
Asciano, Ltd.(1)	36,361	61,488
ASX, Ltd.(1)	40	1,384
Australia & New Zealand Banking Group, Ltd.(1)	42,833	1,015,069
BGP Holdings PLC†(2)(3)	60,919	0
BHP Billiton, Ltd.(1)	41,192	1,964,432
Boral, Ltd.(1)	9,319	45,985
Brambles, Ltd.(1)	19,966	157,170
Commonwealth Bank of Australia(1)	24,659	1,335,295
Computershare, Ltd.(1)	10,187	102,451
CSL, Ltd.(1)	9,831	356,714
CSR, Ltd.(1)	10,907	34,433
Fortescue Metals Group, Ltd.(1)	25,992	181,369
Goodman Group(1)	41,329	32,486
GPT Group(1)	10,789	35,993
Incitec Pivot, Ltd.(1)	21,309	87,365
Insurance Australia Group, Ltd.(1)	19,452	73,856
Macquarie Group, Ltd.(1)	6,320	229,986
MAP Group(1)	35,727	118,026
Mirvac Group(1)	25,173	34,330
National Australia Bank, Ltd.(1)	36,323	1,029,038
Newcrest Mining, Ltd.(1)	6,502	276,544
Orica, Ltd.(1)	8,507	237,483
Origin Energy, Ltd.(1)	19,658	344,948
Qantas Airways, Ltd.†(1)	10,390	23,352
QBE Insurance Group, Ltd.(1)	21,833	413,065
Santos, Ltd.(1)	17,598	278,112
Sims Metal Management, Ltd.(1)	5,442	99,211
Sonic Healthcare, Ltd.(1)	2,645	34,860
SP AusNet(1)	237,655	236,243
Stockland(1)	38,351	144,841
Suncorp Group, Ltd.(1)	24,705	221,010
Telstra Corp., Ltd.(1)	24,658	79,612
Transurban Group(1)	18,970	110,749
Wesfarmers, Ltd.(1)	6,485	230,770
Wesfarmers, Ltd. PPS(1)	8,554	306,816
Westfield Group(1)	39,836	387,352
Westfield Retail Trust(1)	39,836	113,292
Westpac Banking Corp.(1)	48,731	1,154,448

		12,426,029

Austria — 0.3%
OMV AG(1)	20,350	845,974

Belgium — 0.6%
Bekaert SA(1)	5,000	530,938
Colruyt SA(1)	15,417	886,004
Solvay SA(1)	2,164	324,053

		1,740,995

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.(1)	85,000	401,777
Esprit Holdings, Ltd.(1)	15,000	56,481
Kerry Properties, Ltd.(1)	3,000	15,326
Li & Fung, Ltd.(1)	108,000	242,021
Mongolia Energy Corp., Ltd.†(1)	59,000	12,230
Noble Group, Ltd.(1)	45,000	77,018
NWS Holdings, Ltd.(1)	31,500	45,679

		850,532

Security Description	Shares	Value (Note 2)

Canada — 6.0%
Agnico - Eagle Mines, Ltd.	2,000	$129,287
Agrium, Inc.	2,600	228,186
Alimentation Couche - Tard, Inc., Class B	5,300	147,263
Bank of Montreal	6,700	428,202
Bank of Nova Scotia	15,600	955,789
Barrick Gold Corp.	15,100	723,011
BCE, Inc.	1,200	48,305
Brookfield Asset Management, Inc., Class A	6,900	226,190
Brookfield Properties Corp.	4,700	91,929
Canadian Imperial Bank of Commerce	5,100	422,750
Canadian Natural Resources, Ltd.	20,200	879,222
Canadian Oil Sands, Ltd.	5,700	177,733
Canadian Pacific Railway, Ltd.	2,300	145,760
Canadian Tire Corp., Ltd., Class A	800	53,416
Canadian Utilities, Ltd., Class A	3,300	194,522
Crescent Point Energy Corp.	2,000	96,857
Eldorado Gold Corp.	7,200	114,222
Empire Co., Ltd., Class A	900	51,890
Encana Corp.	9,000	306,735
Fairfax Financial Holdings, Ltd.	200	77,102
First Quantum Minerals, Ltd.	1,700	231,194
Fortis, Inc.	17,900	609,877
George Weston, Ltd.	1,900	143,159
Gildan Activewear, Inc.	1,500	55,891
Goldcorp, Inc.	11,400	570,206
Great - West Lifeco, Inc.	3,600	97,687
IAMGOLD Corp.	4,300	90,629
Imperial Oil, Ltd.	8,300	412,237
Industrial Alliance Insurance & Financial Services, Inc.	800	34,598
Inmet Mining Corp.	1,500	107,602
Ivanhoe Mines, Ltd.†	2,400	60,393
Kinross Gold Corp.	9,800	153,952
Loblaw Cos., Ltd.	3,100	133,106
Magna International, Inc.	2,600	125,860
Manulife Financial Corp.	26,900	479,499
National Bank of Canada	2,200	183,816
Nexen, Inc.	7,300	168,401
Pacific Rubiales Energy Corp.	3,700	103,265
Pan American Silver Corp.	2,700	91,714
Penn West Petroleum, Ltd.	3,300	85,357
Petrobank Energy & Resources, Ltd.†	1,700	30,127
Potash Corp. of Saskatchewan, Inc.	14,100	794,903
Power Corp. of Canada	5,800	166,664
Power Financial Corp.	3,400	108,332
Provident Energy, Ltd.	10,100	92,780
Research In Motion, Ltd.†	6,500	277,416
Rogers Communications, Inc., Class B	6,000	228,766
Royal Bank of Canada	22,300	1,303,221
Saputo, Inc.	600	29,416
Shaw Communications, Inc., Class B	2,900	62,170
Shoppers Drug Mart Corp.	12,000	501,254
Silver Wheaton Corp.	5,900	217,646
Sino - Forest Corp.†	2,600	51,713
Sun Life Financial, Inc.	9,200	289,147
Suncor Energy, Inc.	30,200	1,260,866
Talisman Energy, Inc.	22,700	479,374
Teck Resources, Ltd., Class B	9,600	503,558
TELUS Corp.	1,400	76,629
Thomson Reuters Corp.	5,800	225,930
Tim Hortons, Inc.	1,400	65,069
Toronto - Dominion Bank	12,600	1,086,057
TransAlta Corp.	6,300	139,610
Viterra, Inc.	8,600	105,098
Yamana Gold, Inc.	9,600	123,165

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Canada (continued)
Yellow Media, Inc.	4,000	$15,606

		17,671,331

Curacao — 0.9%
Schlumberger, Ltd.	29,708	2,546,570

Finland — 0.7%
Kesko Oyj, Class B(1)	10,500	523,107
Neste Oil OYJ(1)	42,484	738,059
Stora Enso Oyj, Class R(1)	71,480	800,460

		2,061,626

France — 5.3%
AXA SA(1)	54,124	1,159,143
BNP Paribas SA(1)	20,832	1,629,834
Casino Guichard Perrachon SA(1)	8,256	864,643
Credit Agricole SA(1)	62,032	952,106
Danone(1)	18,332	1,345,196
France Telecom SA(1)	55,772	1,278,236
L’Oreal SA(1)	9,381	1,182,744
Legrand SA(1)	20,782	881,064
Peugeot SA(1)	5,156	219,446
Renault SA(1)	16,321	928,945
Sanofi(1)	19,504	1,547,430
Societe Generale(1)	18,432	1,098,453
Vinci SA(1)	17,613	1,138,289
Vivendi SA(1)	43,096	1,208,443

		15,433,972

Germany — 3.3%
Allianz SE(1)	10,511	1,453,407
Bayerische Motoren Werke AG(1)	12,676	1,123,996
Brenntag AG†(1)	7,327	872,604
Commerzbank AG†(1)	102,217	468,011
Deutsche Post AG(1)	50,992	961,055
Deutsche Telekom AG(1)	81,499	1,214,317
Fresenius SE & Co. KGaA(1)	8,737	919,938
Infineon Technologies AG(1)	51,559	598,373
K+S AG(1)	3,080	245,486
Linde AG(1)	6,485	1,096,960
Muenchener Rueckversicherungs AG(1)	944	145,181
SAP AG(1)	10,485	652,432

		9,751,760

Greece — 0.3%
Coca - Cola Hellenic Bottling Co. SA(1)	31,082	798,648
Public Power Corp. SA(1)	12,805	169,987

		968,635

Hong Kong — 1.0%
BOC Hong Kong Holdings, Ltd.(1)	17,500	53,907
Hang Lung Properties, Ltd.(1)	48,000	199,883
Hang Seng Bank, Ltd.(1)	2,900	46,455
Henderson Land Development Co., Ltd.(1)	32,000	216,578
Hong Kong & China Gas Co., Ltd.(1)	84,700	194,897
Hong Kong Exchanges and Clearing, Ltd.(1)	18,400	411,298
Link REIT(1)	11,000	37,495
New World Development, Ltd.(1)	31,000	52,901
Power Assets Holdings, Ltd.(1)	97,000	691,266
Sino Land Co., Ltd.(1)	42,000	73,969
Sun Hung Kai Properties, Ltd.(1)	15,000	233,558
Swire Pacific, Ltd., Class A(1)	26,000	401,740
Wharf Holdings, Ltd.(1)	44,000	324,773

		2,938,720

Security Description	Shares	Value (Note 2)

Ireland — 0.7%
Accenture PLC, Class A	25,855	$1,483,819
James Hardie Industries SE(1)	8,316	52,061
Kerry Group PLC, Class A(1)	13,612	583,753

		2,119,633

Israel — 0.4%
Bank Hapoalim BM†(1)	12,100	62,303
Bank Leumi Le - Israel BM(1)	7,400	35,947
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	5,600	14,237
Delek Group, Ltd.(1)	300	72,751
Discount Investment Corp.(1)	4,700	83,501
Israel Chemicals, Ltd.(1)	6,600	107,276
Israel Discount Bank, Ltd., Class A†(1)	11,900	23,772
NICE Systems, Ltd.†(1)	800	28,702
Ormat Industries, Ltd.(1)	3,100	17,837
Teva Pharmaceutical Industries, Ltd.(1)	11,600	590,976

		1,037,302

Italy — 1.4%
A2A SpA(1)	499,268	845,756
Atlantia SpA(1)	37,888	896,642
Snam Rete Gas SpA(1)	149,572	882,804
Telecom Italia SpA(1)	667,156	947,401
Telecom Italia SpA RSP(1)	358,813	439,162

		4,011,765

Japan — 10.7%
Advantest Corp.(1)	3,200	59,852
Aeon Co., Ltd.(1)	31,900	368,408
Aisin Seiki Co., Ltd.(1)	5,100	188,986
Ajinomoto Co., Inc.(1)	23,000	265,566
Alfresa Holdings Corp.(1)	900	32,541
All Nippon Airways Co., Ltd.(1)	16,000	48,695
Amada Co., Ltd.(1)	3,000	22,081
Asahi Glass Co., Ltd.(1)	29,000	342,348
Astellas Pharma, Inc.(1)	10,400	397,445
Casio Computer Co., Ltd.(1)	600	4,389
Central Japan Railway Co.(1)	52	408,538
Chugai Pharmaceutical Co., Ltd.(1)	2,300	37,843
Coca - Cola West Co., Ltd.(1)	9,200	174,459
Cosmo Oil Co., Ltd.(1)	41,000	123,304
Credit Saison Co., Ltd.(1)	2,600	39,511
Dai Nippon Printing Co., Ltd.(1)	21,000	240,769
Dai - ichi Life Insurance Co., Ltd.(1)	135	204,307
Daido Steel Co., Ltd.(1)	8,000	49,013
Daihatsu Motor Co., Ltd.(1)	30,000	497,836
Daiichi Sankyo Co., Ltd.(1)	11,600	225,299
Daito Trust Construction Co., Ltd.(1)	500	41,396
Daiwa House Industry Co., Ltd.(1)	6,000	73,217
Daiwa Securities Group, Inc.(1)	29,000	119,178
Dena Co., Ltd.(1)	950	33,822
Denso Corp.(1)	14,700	527,323
Dentsu, Inc.(1)	3,600	97,119
Dowa Holdings Co., Ltd.(1)	17,000	101,457
East Japan Railway Co.(1)	9,100	532,072
Eisai Co., Ltd.(1)	2,700	102,729
Elpida Memory, Inc.†(1)	2,000	27,765
FANUC Corp.(1)	3,100	476,534
Fast Retailing Co., Ltd.(1)	1,400	204,598
Fuji Electric Co., Ltd.(1)	18,000	55,347
FUJIFILM Holdings Corp.(1)	14,400	425,968
Furukawa Electric Co., Ltd.(1)	15,000	54,689
GS Yuasa Corp.(1)	10,000	64,591
Hankyu Hanshin Holdings, Inc.(1)	53,000	198,883
Hino Motors, Ltd.(1)	7,000	38,507

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Hirose Electric Co., Ltd.(1)	200	$20,545
Hitachi Chemical Co., Ltd.(1)	900	18,324
Hitachi Construction Machinery Co., Ltd.(1)	3,900	82,409
Hitachi Metals, Ltd.(1)	8,000	104,329
Honda Motor Co., Ltd.(1)	33,900	1,294,351
Ibiden Co., Ltd.(1)	2,600	84,473
Idemitsu Kosan Co., Ltd.(1)	1,300	144,162
Inpex Corp.(1)	28	202,736
Isetan Mitsukoshi Holdings, Ltd.(1)	1,300	12,006
Isuzu Motors, Ltd.(1)	85,000	398,418
Ito En, Ltd.(1)	7,200	121,880
Japan Prime Realty Investment Corp.(1)	4	11,606
Japan Real Estate Investment Corp.(1)	2	19,548
JGC Corp.(1)	10,000	267,548
JS Group Corp.(1)	9,600	233,923
JSR Corp.(1)	4,000	79,411
JTEKT Corp.(1)	6,700	88,675
Jupiter Telecommunications Co., Ltd.(1)	93	100,460
Kao Corp.(1)	13,900	357,254
KDDI Corp.(1)	39	279,550
Keyence Corp.(1)	1,100	288,597
Kinden Corp.(1)	4,000	32,479
Kintetsu Corp.(1)	32,000	96,355
Koito Manufacturing Co., Ltd.(1)	1,000	15,497
Konica Minolta Holdings, Inc.(1)	82,000	690,568
Kubota Corp.(1)	39,000	352,229
Kuraray Co., Ltd.(1)	3,500	52,839
Kurita Water Industries, Ltd.(1)	3,000	86,476
Kyocera Corp.(1)	4,800	504,805
Mabuchi Motor Co., Ltd.(1)	500	24,737
Makita Corp.(1)	2,400	102,136
Maruichi Steel Tube, Ltd.(1)	2,900	73,436
Mazda Motor Corp.†(1)	106,000	268,658
Medipal Holdings Corp.(1)	3,200	28,481
MEIJI Holdings Co., Ltd.(1)	2,000	85,002
Mitsubishi Chemical Holdings Corp.(1)	28,000	195,423
Mitsubishi Estate Co., Ltd.(1)	26,000	464,569
Mitsubishi Logistics Corp.(1)	1,000	11,001
Mitsubishi Materials Corp.(1)	55,000	170,777
Mitsubishi Motors Corp.†(1)	253,000	300,023
Mitsubishi UFJ Financial Group, Inc.(1)	204,800	948,006
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	580	22,140
Mitsui Fudosan Co., Ltd.(1)	22,000	370,787
Mitsui Mining & Smelting Co., Ltd.(1)	49,000	157,663
Mitsui O.S.K. Lines, Ltd.(1)	35,000	187,550
Mitsumi Electric Co., Ltd.(1)	1,400	15,232
Mizuho Financial Group, Inc.(1)	207,100	327,502
MS&AD Insurance Group Holdings(1)	10,200	239,061
Murata Manufacturing Co., Ltd.(1)	5,200	328,142
NGK Insulators, Ltd.(1)	8,000	138,531
NHK Spring Co., Ltd.(1)	3,000	29,475
Nidec Corp.(1)	2,500	224,458
Nikon Corp.(1)	7,000	164,306
Nippon Building Fund, Inc.(1)	4	40,887
Nippon Electric Glass Co., Ltd.(1)	8,000	113,371
Nippon Express Co., Ltd.(1)	1,000	3,873
Nippon Meat Packers, Inc.(1)	3,000	42,233
Nippon Sheet Glass Co., Ltd.(1)	27,000	88,851
Nippon Telegraph & Telephone Corp.(1)	13,100	616,445
Nippon Yusen KK(1)	47,000	177,760
Nisshin Seifun Group, Inc.(1)	3,000	37,013
Nisshin Steel Co., Ltd.(1)	28,000	53,960
Nissin Foods Holdings Co., Ltd.(1)	2,300	83,147
Nitori Holdings Co., Ltd.(1)	450	39,264
Nitto Denko Corp.(1)	3,400	178,159

Security Description	Shares	Value (Note 2)

Japan (continued)
NKSJ Holdings, Inc.(1)	12,000	$76,100
NOK Corp.(1)	900	15,404
Nomura Holdings, Inc.(1)	72,700	366,851
Nomura Real Estate Office Fund, Inc.(1)	2	14,005
Nomura Research Institute, Ltd.(1)	2,200	46,040
NSK, Ltd.(1)	15,000	142,374
NTN Corp.(1)	13,000	67,530
NTT Data Corp.(1)	54	170,691
NTT DoCoMo, Inc.(1)	336	628,434
Obayashi Corp.(1)	14,000	59,022
Odakyu Electric Railway Co., Ltd.(1)	15,000	117,165
Olympus Corp.(1)	3,300	102,224
Omron Corp.(1)	1,500	38,703
Oracle Corp.(1)	2,400	105,042
Oriental Land Co., Ltd.(1)	1,900	161,807
ORIX Corp.(1)	1,410	135,122
Osaka Gas Co., Ltd.(1)	44,000	155,953
Panasonic Corp.(1)	65,300	767,935
Rakuten, Inc.(1)	207	210,337
Resona Holdings, Inc.(1)	2,600	11,493
Rinnai Corp.(1)	200	13,957
Rohm Co., Ltd.(1)	2,500	143,318
Secom Co., Ltd.(1)	6,600	312,761
Sekisui Chemical Co., Ltd.(1)	4,000	31,879
Sekisui House, Ltd.(1)	8,000	76,231
Sharp Corp.(1)	28,000	262,281
Shimamura Co., Ltd.(1)	100	9,444
Shimano, Inc.(1)	200	10,355
Shimizu Corp.(1)	34,000	140,963
Shin - Etsu Chemical Co., Ltd.(1)	8,500	442,525
Shinsei Bank, Ltd.(1)	10,000	10,495
Shionogi & Co., Ltd.(1)	1,900	32,116
Shiseido Co., Ltd.(1)	7,300	125,546
Shizuoka Bank, Ltd.(1)	2,000	18,351
Showa Shell Sekiyu KK(1)	10,900	106,505
SMC Corp.(1)	3,000	482,121
Softbank Corp.(1)	10,400	404,380
Sony Financial Holdings, Inc.(1)	800	14,593
Square Enix Holdings Co., Ltd.(1)	2,300	37,231
Stanley Electric Co., Ltd.(1)	1,900	31,375
Sumco Corp.†(1)	1,800	32,477
Sumitomo Chemical Co., Ltd.(1)	36,000	180,486
Sumitomo Electric Industries, Ltd.(1)	13,100	189,439
Sumitomo Metal Industries, Ltd.(1)	119,000	244,147
Sumitomo Mitsui Financial Group, Inc.(1)	17,900	518,641
Sumitomo Mitsui Trust Holdings, Inc.(1)	20,000	69,032
Sumitomo Realty & Development Co., Ltd.(1)	7,000	149,453
Sumitomo Rubber Industries, Ltd.(1)	3,700	42,787
Suzuken Co., Ltd.(1)	300	6,998
Sysmex Corp.(1)	400	14,242
T&D Holdings, Inc.(1)	2,750	66,280
Taisei Corp.(1)	32,000	71,716
Taiyo Nippon Sanso Corp.(1)	2,000	15,586
Takeda Pharmaceutical Co., Ltd.(1)	15,800	750,854
TDK Corp.(1)	1,900	100,411
Terumo Corp.(1)	3,500	197,507
THK Co., Ltd.(1)	1,300	32,074
Tobu Railway Co., Ltd.(1)	1,000	3,792
Tokyo Electron, Ltd.(1)	4,600	254,403
Tokyo Gas Co., Ltd.(1)	74,000	315,110
Tokyo Steel Manufacturing Co., Ltd.(1)	3,500	33,420
Tokyo Tatemono Co., Ltd.(1)	6,000	21,708
Tokyu Corp.(1)	12,000	49,661
Tokyu Land Corp.(1)	5,000	22,891
TonenGeneral Sekiyu KK(1)	15,000	183,707

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Toppan Printing Co., Ltd.(1)	2,000	$15,306
Toray Industries, Inc.(1)	34,000	258,604
TOTO, Ltd.(1)	2,000	14,743
Toyo Seikan Kaisha, Ltd.(1)	1,800	27,889
Toyoda Gosei Co., Ltd.(1)	1,300	28,292
Toyota Boshoku Corp.(1)	1,600	25,366
Toyota Industries Corp.(1)	8,000	245,381
Trend Micro, Inc.(1)	2,200	66,933
Ube Industries, Ltd.(1)	7,000	21,723
Unicharm Corp.(1)	3,300	133,527
UNY Co., Ltd.(1)	4,600	39,960
Ushio, Inc.(1)	4,800	94,899
USS Co., Ltd.(1)	1,720	131,201
West Japan Railway Co.(1)	50	191,150
Yahoo! Japan Corp.(1)	395	130,972
Yakult Honsha Co., Ltd.(1)	3,600	99,758
Yamada Denki Co., Ltd.(1)	1,860	145,519
Yamaha Motor Co., Ltd.†(1)	12,400	222,063
Yamato Holdings Co., Ltd.(1)	9,200	139,989
Yamato Kogyo Co., Ltd.(1)	4,100	133,476
Yaskawa Electric Corp.(1)	3,000	32,761

		31,164,890

Jersey — 0.7%
Petrofac, Ltd.(1)	36,344	962,346
Shire PLC(1)	32,788	1,037,258

		1,999,604

Netherlands — 0.9%
ASML Holding NV(1)	22,694	885,671
CNH Global NV†	9,920	419,814
ING Groep NV†(1)	102,381	1,240,685
Koninklijke KPN NV(1)	14,089	207,200

		2,753,370

New Zealand — 0.0%
Contact Energy, Ltd.†(1)	14,042	69,507

Norway — 0.4%
Statoil ASA(1)	42,976	1,135,176

Portugal — 0.1%
EDP - Energias de Portugal SA(1)	89,161	331,964

Spain — 1.5%
Abertis Infraestructuras SA(1)	31,016	718,298
ACS Actividades de Construccion y Servicios SA(1)	18,909	911,535
Banco Bilbao Vizcaya Argentaria SA(1)	105,800	1,239,443
Ferrovial SA(1)	26,360	335,474
Repsol YPF SA(1)	32,603	1,112,785

		4,317,535

Sweden — 1.1%
Atlas Copco AB, Class A(1)	37,558	993,342
Nordea Bank AB(1)	101,803	1,196,466
Swedbank AB, Class A(1)	52,137	970,742

		3,160,550

Switzerland — 3.2%
Actelion, Ltd.†(1)	2,240	122,062
Cie Financiere Richemont SA, Class A(1)	18,877	1,231,785
Holcim, Ltd.†(1)	13,133	1,047,500
Lindt & Spruengli AG (Participation Certificate)(1)	266	827,132
Novartis AG(1)	36,120	2,335,840
Novartis AG ADR	24,609	1,587,773
Roche Holding AG(1)	2,515	442,681
Swisscom AG(1)	430	198,048

Security Description	Shares	Value (Note 2)

Switzerland (continued)
UBS AG†(1)	81,577	$1,567,667

		9,360,488

United Kingdom — 8.4%
Anglo American PLC(1)	30,538	1,524,581
Antofagasta PLC(1)	25,807	565,131
Associated British Foods PLC(1)	51,711	916,960
AstraZeneca PLC(1)	31,246	1,634,671
Aviva PLC(1)	131,287	945,753
BG Group PLC(1)	71,703	1,667,921
BHP Billiton PLC(1)	44,007	1,744,769
British Sky Broadcasting Group PLC(1)	70,698	968,329
BT Group PLC(1)	264,388	875,818
Bunzl PLC(1)	37,223	470,813
Cairn Energy PLC†(1)	130,835	950,415
Carnival PLC(1)	21,666	872,891
Fresnillo PLC(1)	12,016	288,835
GlaxoSmithKline PLC(1)	93,995	2,041,292
HSBC Holdings PLC(1)	262,852	2,748,858
International Power PLC(1)	144,154	758,662
Legal & General Group PLC(1)	459,340	889,598
Marks & Spencer Group PLC(1)	124,495	819,048
Prudential PLC(1)	87,826	1,068,191
Reckitt Benckiser Group PLC(1)	10,684	606,500
Rexam PLC(1)	135,873	897,693
Xstrata PLC(1)	55,136	1,295,455

		24,552,184

United States — 43.4%
Aetna, Inc.	16,701	729,500
Aflac, Inc.	32,340	1,545,529
Allergan, Inc.	21,177	1,751,973
American Express Co.	40,513	2,090,471
Ameriprise Financial, Inc.	11,969	732,862
AmerisourceBergen Corp.	7,957	327,987
Amgen, Inc.†	8,142	492,917
Annaly Capital Management, Inc.	50,528	916,073
Apache Corp.	16,143	2,011,418
Apple, Inc.†	14,154	4,923,186
Applied Materials, Inc.#	44,547	613,858
Autoliv, Inc.#	5,207	400,835
Ball Corp.	1,749	69,103
Bed Bath & Beyond, Inc.†	12,205	657,727
Biogen Idec, Inc.†	6,861	649,942
BlackRock, Inc.	8,514	1,750,138
Bristol - Myers Squibb Co.	70,302	2,021,885
Capital One Financial Corp.	28,224	1,533,692
CenturyLink, Inc.#	41,722	1,801,973
Chesapeake Energy Corp.#	9,232	289,331
Chubb Corp.	4,711	308,994
Citigroup, Inc.	48,523	1,996,721
Clorox Co.#	21,338	1,503,902
CME Group, Inc.	3,216	919,004
Colgate - Palmolive Co.	23,175	2,028,508
Comcast Corp., Class A	87,508	2,208,702
Costco Wholesale Corp.	16,173	1,333,949
CSX Corp.	22,595	1,791,783
CVS Caremark Corp.	54,608	2,112,783
Danaher Corp.	33,662	1,835,589
Devon Energy Corp.	22,115	1,859,208
DIRECTV, Class A†	18,587	934,183
Eaton Corp.	25,460	1,315,518
EMC Corp.†	75,463	2,148,432
Endo Pharmaceuticals Holdings, Inc.†	2,109	87,798
Expeditors International of Washington, Inc.	4,972	262,621

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
FedEx Corp.	5,121	$479,530
Fluor Corp.	2,833	195,279
Forest Laboratories, Inc.†	37,910	1,365,518
Gap, Inc.#	5,938	115,197
General Mills, Inc.	46,140	1,834,988
Google, Inc., Class A†	4,061	2,148,350
H.J. Heinz Co.#	14,728	808,862
Halliburton Co.	34,487	1,729,523
Hershey Co.	27,549	1,535,306
Hess Corp.	21,086	1,666,427
Hewlett - Packard Co.	58,350	2,181,123
Integrys Energy Group, Inc.#	28,159	1,473,842
Intel Corp.	121,498	2,734,920
International Business Machines Corp.	21,805	3,683,519
J.B. Hunt Transport Services, Inc.#	11,944	547,632
Kellogg Co.#	9,615	547,959
Lowe’s Cos., Inc.	71,017	1,714,350
Marsh & McLennan Cos., Inc.	15,477	474,680
Mastercard, Inc., Class A	230	66,021
McGraw - Hill Cos., Inc.	6,909	293,425
McKesson Corp.	19,888	1,702,612
MetLife, Inc.	43,328	1,910,765
Microsoft Corp.	137,329	3,434,598
Mosaic Co.	12,312	872,305
Murphy Oil Corp.	20,834	1,435,254
National Oilwell Varco, Inc.	13,173	956,096
News Corp., Class A	107,340	1,968,616
NIKE, Inc., Class B#	21,917	1,850,891
NSTAR	10,947	504,000
Omnicom Group, Inc.	5,901	275,990
PACCAR, Inc.#	31,324	1,566,200
Parker Hannifin Corp.	18,342	1,629,687
PepsiCo, Inc.	37,883	2,694,239
Pitney Bowes, Inc.#	12,913	308,491
priceline.com, Inc.†	1,719	885,612
Principal Financial Group, Inc.	6,526	204,068
Progressive Corp.#	75,520	1,635,008
Prudential Financial, Inc.	27,973	1,784,118
QUALCOMM, Inc.	40,810	2,391,058
Republic Services, Inc.	14,732	464,353
Southern Copper Corp.	38,282	1,323,026
Sprint Nextel Corp.†	141,239	826,248
St. Jude Medical, Inc.	8,381	424,665
SunTrust Banks, Inc.	6,322	177,838
Sysco Corp.	53,013	1,707,549
Time Warner, Inc.#	51,351	1,870,717
Travelers Cos., Inc.#	27,666	1,717,505
UnitedHealth Group, Inc.	40,916	2,002,838
US Bancorp	50,936	1,303,962
Viacom, Inc., Class B	35,065	1,767,627
Visa, Inc., Class A	23,580	1,911,395
Walt Disney Co.	55,580	2,313,795
Watson Pharmaceuticals, Inc.†	15,212	978,892
WellPoint, Inc.	22,384	1,749,757
Wells Fargo & Co.	108,635	3,081,975
Williams Cos., Inc.	53,424	1,676,979
Xerox Corp.	9,251	94,453

		126,957,728

Total Common Stock
(cost $260,664,968)		280,207,840

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG(1) (cost $576,612)	14,295	$856,448

WARRANTS — 0.0%
Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike Price 58.00 HKD) (cost $0)	10,200	0

RIGHTS — 0.0%
Austria — 0.0%
OMV AG† Expires 06/06/11	20,350	0

Canada — 0.0%
Brookfield Office Properties, Inc.† Expire 06/10/11	4,700	94

Total Rights
(cost $363)		94

Total Long-Term Investment Securities
(cost $261,241,943)		281,064,382

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Collective Investment Pool — 3.1%
Securities Lending Quality Trust(4)	8,923,707	8,908,383

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$7,941,000	7,941,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills
0.09% due 06/23/11@	300,000	299,984
0.07% due 06/23/11@	600,000	599,974

		899,958

Total Short-Term Investment Securities
(cost $17,764,665)		17,749,341

TOTAL INVESTMENTS —
(cost $279,006,608)(5)	102.3%	298,813,723
Liabilities in excess of other assets	(2.3)	(6,579,566)

NET ASSETS —	100.0%	$292,234,157

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $130,397,253 representing 44.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

PPS—Price Protected Shares

RSP—Risparmio Savings Shares

Currency Legend

HKD—Hong Kong Dollar

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
162	Long	S&P 500 E-Mini Index	June 2011	$10,377,621	$10,885,590	$507,969

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$17,671,331	$—		$—	$17,671,331
France	—	15,433,972	#	—	15,433,972
Japan	—	31,164,890	#	—	31,164,890
United Kingdom	—	24,552,184	#	—	24,552,184
United States	126,957,728	—		—	126,957,728
Other Countries*	6,037,976	58,389,759	#	0	64,427,735
Preferred Stock	—	856,448	#	—	856,448
Warrants	0	—		—	0
Rights	94	—		—	94
Short Term Investment Securities:
Collective Investment Pool	—	8,908,383		—	8,908,383
Time Deposits	—	7,941,000		—	7,941,000
U.S. Government Treasuries	—	899,958		—	899,958
Other Financial Instruments:+
Open Futures Contracts - Appreciation	507,969	—		—	507,969

Total	$151,175,098	$148,146,594		$0	$299,321,692

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $130,397,253 representing 44.6% of net assets. See Note 2.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/2011	$0

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Sovereign	31.5%
Medical — Drugs	5.2
Oil Companies — Integrated	4.7
Collective Investment Pool	4.5
Foreign Government Treasuries	4.4
U.S. Government Agencies	3.9
Telecom Services	2.7
Insurance — Multi-line	2.2
Multimedia	2.2
Telephone — Integrated	1.8
Cable/Satellite TV	1.8
Insurance — Reinsurance	1.6
Diversified Manufacturing Operations	1.6
Banks — Commercial	1.5
Cellular Telecom	1.5
Oil Companies — Exploration & Production	1.4
Internet Security	1.3
Electronic Components — Semiconductors	1.2
Medical — Biomedical/Gene	1.1
Electric — Integrated	1.1
Enterprise Software/Service	1.1
U.S. Municipal Bonds & Notes	1.0
Diversified Banking Institutions	1.0
Insurance — Property/Casualty	1.0
Auto — Cars/Light Trucks	0.9
Transport — Services	0.9
Medical — Generic Drugs	0.9
Retail — Drug Store	0.9
Insurance — Life/Health	0.8
Aerospace/Defense	0.8
Diversified Minerals	0.7
Banks — Fiduciary	0.7
Applications Software	0.7
Containers — Metal/Glass	0.7
Import/Export	0.7
Food — Retail	0.7
Chemicals — Diversified	0.7
Food — Misc.	0.7
Semiconductor Components — Integrated Circuits	0.6
Retail — Building Products	0.6
Networking Products	0.6
Medical Labs & Testing Services	0.6
SupraNational Banks	0.6
Security Services	0.5
Consulting Services	0.5
Retail — Discount	0.5
Rubber — Tires	0.5
Retail — Major Department Stores	0.4
Publishing — Books	0.4
Building Products — Cement	0.4
Toys	0.4
Insurance Brokers	0.4
Electronic Components — Misc.	0.4
Machinery — General Industrial	0.4
Oil — Field Services	0.4
Photo Equipment & Supplies	0.4
Distribution/Wholesale	0.3
Computer Services	0.3
Real Estate Operations & Development	0.3
Medical — Hospitals	0.3
Human Resources	0.3
Medical Products	0.3
Chemicals — Specialty	0.3
Therapeutics	0.2
Regional Authority	0.1
Computers — Integrated Systems	0.1

103.2%

*	Calculated as a percentage of net assets

Country Allocation*

United States	28.1%
United Kingdom	9.6
South Korea	8.1
France	4.8
Brazil	4.2
Poland	3.9
Germany	3.9
Japan	3.6
Switzerland	3.6
Indonesia	3.5
Sweden	2.9
Australia	2.8
Mexico	2.5
Netherlands	2.2
Norway	2.1
Singapore	1.8
Russia	1.7
Malaysia	1.2
Hungary	1.1
Israel	1.1
Ireland	1.0
South Africa	1.0
Spain	0.8
Lithuania	0.8
China	0.7
Italy	0.6
Taiwan	0.6
SupraNational	0.6
Argentina	0.5
Venezuela	0.5
Canada	0.4
Qatar	0.4
Egypt	0.4
United Arab Emirates	0.4
Vietnam	0.3
Jersey	0.3
Bermuda	0.3
Hong Kong	0.3
Austria	0.3
Turkey	0.2
Ukraine	0.1

103.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 55.7%
Austria — 0.3%
Telekom Austria AG#(1)	120,080	$1,557,106

Bermuda — 0.3%
PartnerRe, Ltd.	22,670	1,696,623

Canada — 0.4%
Talisman Energy, Inc.	107,200	2,263,830

China — 0.7%
China Telecom Corp., Ltd.(1)	6,276,000	3,765,015

France — 4.8%
Alstom SA(1)	33,920	2,105,668
AXA SA#(1)	185,245	3,967,288
Cie Generale des Etablissements Michelin, Class B(1)	26,440	2,482,344
France Telecom SA ADR	169,382	3,880,542
GDF Suez(1)	26,730	984,910
Ipsen SA#(1)	4,770	195,748
Sanofi(1)	57,002	4,522,488
Thales SA(1)	38,830	1,630,888
Total SA#(1)	73,870	4,275,794
Vivendi SA#(1)	82,874	2,323,847

		26,369,517

Germany — 3.9%
Deutsche Post AG(1)	108,907	2,052,588
E.ON AG(1)	70,267	1,993,773
Merck KGaA(1)	21,120	2,321,433
Muenchener Rueckversicherungs AG(1)	24,120	3,709,496
Rhoen - Klinikum AG(1)	62,626	1,578,370
SAP AG ADR	76,930	4,782,738
Siemens AG ADR	35,540	4,757,029

		21,195,427

Hong Kong — 0.3%
Cheung Kong Holdings, Ltd.(1)	106,324	1,661,765

Ireland — 1.0%
Accenture PLC, Class A	30,270	1,737,195
Covidien PLC	27,951	1,537,305
CRH PLC(1)	105,621	2,317,982

		5,592,482

Italy — 0.6%
ENI SpA#(1)	96,780	2,317,724
Intesa Sanpaolo SpA#(1)	444,102	1,156,969

		3,474,693

Japan — 3.6%
ITOCHU Corp.(1)	360,700	3,732,627
Konica Minolta Holdings, Inc.(1)	240,500	2,025,384
Mitsubishi UFJ Financial Group, Inc.#(1)	128,300	593,892
Nintendo Co., Ltd.(1)	9,424	2,197,971
Nissan Motor Co., Ltd.(1)	193,100	1,935,284
NKSJ Holdings, Inc.(1)	307,000	1,946,883
Toyota Motor Corp. ADR	41,730	3,475,692
Trend Micro, Inc.(1)	124,500	3,787,803

		19,695,536

Jersey — 0.3%
Wolseley PLC(1)	51,273	1,738,861

Netherlands — 2.2%
Akzo Nobel NV(1)	50,370	3,642,896
ING Groep NV†(1)	319,941	3,877,145
Koninklijke Philips Electronics NV(1)	78,166	2,170,558
Reed Elsevier NV(1)	172,373	2,321,416

		12,012,015

Security Description	Shares	Value (Note 2)

Norway — 1.5%
Statoil ASA#(1)	160,440	$4,237,893
Telenor ASA#(1)	234,892	3,988,163

		8,226,056

Russia — 0.3%
Gazprom OAO ADR†	105,600	1,557,600

Singapore — 1.8%
DBS Group Holdings, Ltd.#(1)	415,095	4,982,333
Singapore Telecommunications, Ltd.#(1)	1,667,000	4,338,906
Singapore Telecommunications, Ltd. - 10(1)	176,000	448,113

		9,769,352

South Korea — 1.6%
KB Financial Group, Inc. ADR	47,920	2,295,847
Samsung Electronics Co., Ltd.(1)	7,457	6,250,633

		8,546,480

Spain — 0.8%
Telefonica SA ADR	188,349	4,582,531

Switzerland — 3.6%
ACE, Ltd.	63,727	4,385,692
Adecco SA†(1)	22,560	1,542,637
Basilea Pharmaceutica AG†(1)	2,260	187,385
Lonza Group AG†(1)	16,960	1,466,868
Novartis AG(1)	30,850	1,995,035
Roche Holding AG(1)	26,730	4,704,922
Swiss Re Ltd.†	58,350	3,471,993
Tyco International, Ltd.	33,121	1,634,521

		19,389,053

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,299,914	3,475,139

Turkey — 0.2%
Turkcell Iletisim Hizmet AS ADR†	72,090	1,014,306

United Kingdom — 8.2%
Aviva PLC(1)	589,370	4,245,647
BAE Systems PLC(1)	454,309	2,478,153
BP PLC(1)	384,945	2,969,735
G4S PLC(1)	629,653	2,970,029
GlaxoSmithKline PLC(1)	193,456	4,201,290
HSBC Holdings PLC(1)	189,053	1,994,346
Kingfisher PLC(1)	316,000	1,497,339
Marks & Spencer Group PLC(1)	357,420	2,351,453
Pearson PLC(1)	93,339	1,755,455
Rexam PLC(1)	565,810	3,738,222
Royal Dutch Shell PLC, Class B(1)	108,186	3,931,785
Tesco PLC(1)	531,330	3,670,627
Unilever PLC(1)	112,055	3,639,961
Vodafone Group PLC ADR	180,767	5,066,899

		44,510,941

United States — 18.7%
Amgen, Inc.†	73,210	4,432,133
AON Corp.	41,670	2,173,091
Baker Hughes, Inc.	28,200	2,084,826
Bank of New York Mellon Corp.	142,050	3,993,025
Brocade Communications Systems, Inc.†	115,980	773,587
Chesapeake Energy Corp.	130,890	4,102,093
Chevron Corp.	34,110	3,578,480
Cisco Systems, Inc.	197,050	3,310,440
Comcast Corp., Special Class A	212,835	5,012,264
CVS Caremark Corp.	121,410	4,697,353
General Electric Co.	121,150	2,379,386
Gilead Sciences, Inc.†	39,650	1,654,991

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

United States (continued)
Home Depot, Inc.		51,890	$1,882,569
Isis Pharmaceuticals, Inc.†#		44,540	411,104
JPMorgan Chase & Co.		68,660	2,968,858
Merck & Co., Inc.		137,440	5,050,920
Microsoft Corp.		159,614	3,991,946
News Corp., Class A		177,477	3,254,928
Onyx Pharmaceuticals, Inc.†		18,710	794,240
Oracle Corp.		24,250	829,835
Pfizer, Inc.		247,019	5,298,558
PG&E Corp.		71,640	3,107,743
Progressive Corp.		140,680	3,045,722
Quest Diagnostics, Inc.		55,990	3,270,936
SAIC, Inc.†#		147,170	2,584,305
Sprint Nextel Corp.†#		366,510	2,144,084
Symantec Corp.†		171,920	3,361,036
Target Corp.		50,313	2,492,003
Time Warner Cable, Inc.#		61,908	4,780,536
Time Warner, Inc.#		71,812	2,616,111
United Parcel Service, Inc., Class B		39,100	2,873,459
Viacom, Inc., Class B		70,850	3,571,549
Walt Disney Co.		19,510	812,201
Watson Pharmaceuticals, Inc.†		73,690	4,741,951

			102,076,263

Total Common Stock
(cost $284,433,559)			304,170,591

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Petroleo Brasileiro SA ADR		99,680	3,115,997
Vale SA ADR		138,280	4,051,604

Total Preferred Stock
(cost $4,700,289)			7,167,601

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Venezuela — 0.2%
Petroleos de Venezuela SA Senior Notes zero coupon due 07/10/11# (cost $1,143,557)		$1,160,000	1,149,560

FOREIGN GOVERNMENT AGENCIES — 32.2%
Argentina — 0.5%
Republic of Argentina FRS Senior Bonds zero coupon due 08/03/12		11,593,000	2,825,794

Australia — 2.8%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/13	AUD	340,000	366,437
New South Wales Treasury Corp. Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,767,981
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,705,638
New South Wales Treasury Corp. Local Government Guar Bonds 6.00% due 05/01/12	AUD	110,000	118,573
Queensland Treasury Corp. Local Government Guar. Bonds 6.00% due 08/14/13	AUD	2,545,000	2,776,446
Queensland Treasury Corp. Local Government Guar. Bonds 6.00% due 08/21/13	AUD	720,000	782,695
Queensland Treasury Corp. Local Government Guar. Bonds 6.00% due 09/14/17	AUD	1,050,000	1,157,698

Security Description	Principal Amount(5)		Value (Note 2)

Australia (continued)
Western Australia Treasury Corp. Local Government Guar. Bonds 5.50% due 07/17/12	AUD	3,925,000	$4,214,764
Western Australia Treasury Corp. Local Government Guar. Bonds 8.00% due 06/15/13	AUD	390,000	440,450

			15,330,682

Brazil — 2.9%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	3,339,953
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	6,400,179
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,297,974
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,845,235
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	3,115,600

			15,998,941

Hungary — 1.1%
Republic of Hungary Senior Bonds 3.50% due 07/18/16	EUR	135,000	179,164
Republic of Hungary Senior Bonds 3.88% due 02/24/20	EUR	495,000	613,266
Republic of Hungary Senior Bonds 4.38% due 07/04/17	EUR	685,000	917,665
Republic of Hungary Senior Bonds 5.75% due 06/11/18	EUR	2,165,000	3,095,710
Republic of Hungary Senior Bonds 6.25% due 01/29/20		910,000	962,325
Republic of Hungary Senior Bonds 6.38% due 03/29/21		400,000	418,500

			6,186,630

Indonesia — 3.5%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	123,375
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,401,540
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	133,750
Republic of Indonesia Senior Bonds 9.00% due 09/15/18	IDR	2,780,000,000	357,684
Republic of Indonesia Senior Bonds 9.50% due 07/15/23	IDR	7,720,000,000	1,004,713
Republic of Indonesia Senior Bonds 10.00% due 02/15/28	IDR	6,235,000,000	821,186

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

Indonesia (continued)
Republic of Indonesia Senior Bonds 10.25% due 07/15/22	IDR	1,280,000,000	$176,775
Republic of Indonesia Senior Bonds 10.25% due 07/15/27	IDR	1,640,000,000	219,802
Republic of Indonesia Senior Bonds 10.75% due 05/15/16	IDR	39,900,000,000	5,440,050
Republic of Indonesia Senior Bonds 11.00% due 11/15/20	IDR	21,782,000,000	3,158,491
Republic of Indonesia Senior Bonds 11.63% due 03/04/19*		1,120,000	1,638,000
Republic of Indonesia Senior Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,561,050
Republic of Indonesia Senior Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,372,651
Republic of Indonesia Senior Bonds 14.28% due 12/15/13	IDR	4,200,000,000	584,054

			18,993,121

Lithuania — 0.8%
Republic of Lithuania Notes 6.13% due 03/09/21*		240,000	258,600
Republic of Lithuania Senior Bonds 7.38% due 02/11/20*		3,560,000	4,166,051

			4,424,651

Malaysia — 0.6%
Government of Malaysia Senior Bonds 2.51% due 08/27/12	MYR	205,000	67,699
Government of Malaysia Senior Bonds 2.71% due 02/14/12	MYR	10,000	3,323
Government of Malaysia Senior Bonds 3.46% due 07/31/13	MYR	6,960,000	2,322,108
Government of Malaysia Senior Bonds 3.72% due 06/15/12	MYR	120,000	40,181
Government of Malaysia Senior Bonds 3.81% due 02/15/17	MYR	3,115,000	1,043,009

			3,476,320

Mexico — 2.5%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,756,653
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,969,206
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,911,602
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	421,156

Security Description	Principal Amount(5)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 9.00% due 06/20/13	MXN	19,040,000	$1,765,788
United Mexican States Bonds 10.00% due 12/05/24	MXN	15,200,000	1,645,724

			13,470,129

Norway — 0.1%
Kingdom of Norway Bonds 6.50% due 05/15/13#	NOK	2,050,000	409,885

Poland — 3.9%
Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	2,276,170
Government of Poland Bonds zero coupon due 01/25/13	PLN	2,130,000	717,415
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,370,000	9,255,658
Government of Poland Bonds 5.00% due 10/24/13	PLN	510,000	185,675
Government of Poland Bonds 5.25% due 04/25/13	PLN	165,000	60,482
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,988,011
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	563,112
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	3,253,064
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,986,326

			21,285,913

Qatar — 0.4%
State of Qatar Senior Notes 6.55% due 04/09/19*		1,630,000	1,911,175

Russia — 1.4%
Russian Federation Senior Bonds 7.50% due 03/31/30*(2)		6,553,240	7,716,440

South Africa — 1.0%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	404,162
Republic of South Africa Senior Bonds 5.25% due 05/16/13	EUR	500,000	747,612
Republic of South Africa Senior Notes 5.88% due 05/30/22		700,000	776,650
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	134,850

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

South Africa (continued)
Republic of South Africa Senior Bonds 6.88% due 05/27/19		$2,910,000	$3,470,175

			5,533,449

South Korea — 6.5%
KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/13	KRW	1,104,000,000	1,033,387
Republic of South Korea Senior Bonds 3.75% due 06/10/13	KRW	4,888,000,000	4,628,687
Republic of South Korea Senior Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,820,179
Republic of South Korea Senior Bonds 4.25% due 12/10/12	KRW	1,852,400,000	1,734,677
Republic of South Korea Senior Bonds 4.75% due 12/10/11	KRW	9,333,650,000	8,713,070
Republic of South Korea Senior Bonds 5.00% due 09/10/16	KRW	80,000,000	78,230
Republic of South Korea Senior Bonds 5.25% due 09/10/12	KRW	6,755,000,000	6,394,287
Republic of South Korea Senior Bonds 5.25% due 03/10/13	KRW	622,970,000	593,819
Republic of South Korea Senior Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,296,001
Republic of South Korea Senior Bonds 7.13% due 04/16/19		2,470,000	2,986,561

			35,278,898

SupraNational — 0.6%
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/19		1,340,000	1,643,190
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,609,340

			3,252,530

Sweden — 1.9%
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	62,065,000	10,486,219

Ukraine — 0.1%
Government of Ukraine Senior Notes 7.95% due 02/23/21*		770,000	785,125

United Arab Emirates — 0.4%
Emirate of Abu Dhabi Senior Notes 6.75% due 04/08/19*		1,600,000	1,904,000

United Kingdom — 0.6%
United Kingdom Gilt Treasury Bonds 3.25% due 12/07/11	GBP	1,116,000	1,862,670
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	440,000	748,323

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 9.00% due 07/12/11	GBP	440,000	$731,033

			3,342,026

Venezuela — 0.3%
Republic of Venezuela Senior Notes 10.75% due 09/19/13		1,415,000	1,407,925

Vietnam — 0.3%
Republic of Vietnam Senior Bonds 6.75% due 01/29/20*#		1,695,000	1,771,010

Total Foreign Government Agencies (cost $147,251,007)			175,790,863

MUNICIPAL BONDS & NOTES — 1.0%
United States — 1.0%
Bay Area Toll Authority California Revenue Bonds Series S-1 6.79% due 04/01/30		1,000,000	1,089,230
California State General Obligation 6.00% due 04/01/38		3,140,000	3,357,853
California State General Obligation Bonds 7.63% due 03/01/40		685,000	811,602
Los Angeles California Community College District General Obligation Series D 6.68% due 08/01/36		185,000	189,508
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	240,046

Total Municipal Bonds & Notes (cost $5,328,448)			5,688,239

RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA Expires 06/10/11† (cost $0.00)	EUR	444,102	78,546

Total Long-Term Investment Securities (cost $442,856,860)			494,045,400

SHORT-TERM INVESTMENT SECURITIES — 12.8%
Collective Investment Pool — 4.5%
Securities Lending Quality Trust(3)(4) (cost $24,602,250)		24,602,250	24,571,407

Foreign Government Treasuries — 4.4%
Egypt Treasury Bills
9.58% due 08/09/11	EGP	450,000	20,595
10.25% due 06/07/11	EGP	125,000	21,005
10.33% due 11/02/11	EGP	725,000	115,766
10.34% due 08/09/11	EGP	125,000	74,142
10.37% due 06/07/11	EGP	450,000	75,619
10.42% due 07/12/11	EGP	450,000	74,743
10.46% due 12/06/11	EGP	800,000	126,408
10.50% due 12/06/11	EGP	375,000	59,254
10.51% due 12/06/11	EGP	800,000	126,408
11.91% due 08/30/11	EGP	1,600,000	262,678
11.94% due 08/30/11	EGP	1,950,000	319,115
12.19% due 02/21/12	EGP	2,850,000	438,915

			1,714,648

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

Israel Treasury Bills
2.14% due 07/06/11	ILS	2,090,600	$606,736
2.15% due 07/06/11	ILS	1,899,400	551,246
2.24% due 08/03/11	ILS	1,977,000	572,329
2.24% due 10/05/11	ILS	573,000	164,912
2.28% due 12/07/11	ILS	2,735,000	783,089
2.30% due 11/02/11	ILS	3,285,000	943,434
2.35% due 01/04/12	ILS	8,210,000	2,343,530

			5,965,276

Bank Negara Malaysia Monetary Notes
2.74% due 08/23/11	MYR	15,000	4,947
2.75% due 09/15/11	MYR	15,000	4,941
2.75% due 10/04/11	MYR	60,000	19,736
2.75% due 12/01/11	MYR	125,000	40,931
2.75% due 02/09/12	MYR	170,000	55,350
2.75% due 02/21/12	MYR	35,000	11,384
2.76% due 08/23/11	MYR	15,000	4,948
2.78% due 03/29/12	MYR	20,000	6,479
2.79% due 08/25/11	MYR	1,150,000	379,410
2.80% due 03/29/12	MYR	10,000	3,240
2.81% due 10/13/11	MYR	940,000	309,196

			840,562

Government of Malaysia
2.75% due 12/15/11	MYR	5,315,000	1,738,454
2.75% due 02/24/12	MYR	10,000	3,252
2.76% due 09/06/11	MYR	10,000	3,296
2.79% due 09/30/11	MYR	10,000	3,290
2.79% due 03/23/12	MYR	10,000	3,245
2.88% due 12/15/11	MYR	1,560,000	510,252

			2,261,789

Kingdom of Norway
2.45% due 12/21/11	NOK	3,630,000	665,118
2.52% due 03/21/12	NOK	3,520,000	641,244
2.54% due 03/21/12	NOK	7,120,000	1,297,061
2.60% due 03/21/12	NOK	2,160,000	393,491

			2,996,914

Government of Sweden
1.94% due 09/21/11	SEK	35,035,000	5,643,766

United Kingdom Treasury Bills
0.58% due 08/01/11	GBP	472,000	775,826
0.60% due 07/25/11	GBP	2,240,000	3,681,522

			4,457,348

Total Foreign Government Treasuries
(cost $23,315,705)			23,880,303

Security Description	Principal Amount(5)	Value (Note 2)

U.S. Government Agencies — 3.9%
Federal Home Loan Bank Disc. Notes 0.01% due 06/01/11 (cost $ 21,565,000)	$21,565,000	$21,565,000

Total Short-Term Investment Securities
(cost $69,482,955)		70,016,710

TOTAL INVESTMENTS —
(cost $512,339,815)(6)	103.2%	564,062,110
Liabilities in excess of other assets	(3.2)	(17,562,126)

NET ASSETS —	100.0%	$546,499,984

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $21,685,691 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $153,953,985 representing 28.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflected is as of May 31, 2011.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At May 31, 2011, the Fund had loaned securities with a total value of $24,978,789. This was secured by collateral of $24,602,250, which was received in cash and subsequently invested in short-term investments currently valued at $24,571,407 as reported in the portfolio of investments. The remaining collateral with a value of $940,064 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.38% to 3.63%	09/30/11 to 02/15/21

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America Securities LLC	EUR	2,577,855	SEK	23,782,000	09/22/2011	$131,375	$–

Barclays Investments, Inc.	EUR	846,089	NOK	6,799,000	08/25/2011	40,985	–
	EUR	204,400	USD	258,668	08/25/2011	–	(34,854)
	EUR	462,350	USD	597,819	01/13/2012	–	(63,246)
	EUR	375,660	USD	500,642	01/19/2012	–	(36,370)
	EUR	1,640,000	USD	2,210,720	02/09/2012	–	(132,111)
	EUR	1,399,000	USD	1,897,044	02/10/2012	–	(101,441)
	USD	993,776	AUD	1,064,000	12/12/2011	114,423	–
	USD	145,202	GBP	91,643	01/24/2012	5,032	–
	USD	95,224	GBP	60,543	01/27/2012	4,022	–
	USD	7,682	GBP	4,872	02/01/2012	304	–
	USD	135,141	SGD	172,151	02/09/2012	4,501	–
	USD	157,062	CLP	77,400,000	02/13/2012	4,852	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	400,023	GBP	251,053	02/14/2012	$11,389	$–
	USD	379,603	SGD	485,000	02/17/2012	13,819	–
	USD	271,949	CLP	133,500,000	02/29/2012	6,852	–
	USD	135,883	CLP	66,800,000	03/01/2012	3,608	–
	USD	271,744	GBP	169,537	03/12/2012	5,945	–
	USD	885,025	GBP	557,166	03/30/2012	27,239	–

						242,971	(368,022)

Citibank N.A.	EUR	1,203,000	USD	1,556,093	01/10/2012	–	(164,112)
	EUR	375,660	USD	485,548	01/13/2012	–	(51,568)
	EUR	2,172,000	USD	2,934,177	02/08/2012	–	(168,745)
	USD	52,869	INR	2,552,000	07/18/2011	3,373	–
	USD	204,486	PHP	9,044,000	10/11/2011	2,677	–
	USD	96,436	GBP	61,025	01/24/2012	3,605	–
	USD	62,102	GBP	39,261	02/01/2012	2,251	–
	USD	408,905	GBP	257,222	02/16/2012	12,601	–
	USD	674,724	CLP	327,410,000	02/27/2012	9,183	–
	USD	1,347,006	AUD	1,433,000	03/19/2012	126,820	–
	USD	327,940	CLP	159,543,000	04/30/2012	3,162	–
	USD	162,211	CLP	79,240,000	05/31/2012	1,716	–

						165,388	(384,425)

Credit Suisse AG	USD	531,011	GBP	334,116	04/02/2012	16,014	–

Deutsche Bank AG	EUR	361,590	MYR	1,491,000	07/18/2011	–	(26,125)
	EUR	401,152	MYR	1,683,000	07/20/2011	–	(19,471)
	EUR	515,708	MYR	2,164,000	07/25/2011	–	(25,058)
	EUR	731,689	SEK	6,934,000	07/27/2011	68,748	–
	EUR	137,755	USD	185,757	11/18/2011	–	(11,554)
	EUR	190,735	USD	254,774	11/28/2011	–	(18,338)
	EUR	2,243,000	USD	2,906,681	01/11/2012	–	(300,547)
	EUR	1,896,749	NOK	15,082,000	02/09/2012	44,461	–
	EUR	411,000	USD	553,551	02/09/2012	–	(33,585)
	EUR	849,000	USD	1,139,205	02/17/2012	–	(73,328)
	EUR	234,000	USD	327,509	03/26/2012	–	(6,274)
	EUR	306,000	USD	429,854	04/04/2012	–	(6,502)
	EUR	205,000	USD	286,926	04/05/2012	–	(5,394)
	INR	29,157,000	USD	644,781	06/01/2011	–	(2,505)
	USD	613,573	INR	29,157,000	06/01/2011	33,713	–
	USD	444,290	INR	21,477,000	06/07/2011	32,123	–
	USD	120,969	INR	5,815,000	06/10/2011	7,961	–
	USD	305,307	INR	14,554,000	06/16/2011	17,078	–
	USD	278,471	INR	13,258,000	06/20/2011	15,022	–
	USD	322,801	INR	15,233,000	06/24/2011	14,199	–
	USD	208,536	INR	10,114,000	07/11/2011	14,613	–
	USD	105,688	INR	5,110,000	07/12/2011	7,038	–
	USD	281,840	MYR	912,824	07/12/2011	20,525	–
	USD	1,094,450	MYR	3,540,000	07/13/2011	78,059	–
	USD	500,231	MYR	1,621,000	07/18/2011	36,482	–
	USD	786,310	MYR	2,557,000	07/20/2011	60,193	–
	USD	955,880	MYR	3,109,000	07/25/2011	72,999	–
	USD	322,799	INR	15,617,000	08/24/2011	19,291	–
	USD	226,916	INR	11,044,000	09/01/2011	14,681	–
	USD	1,450,460	ILS	5,519,000	09/07/2011	148,803	–
	USD	511,645	PHP	23,022,000	10/04/2011	15,925	–
	USD	614,653	PHP	27,526,000	10/05/2011	16,092	–
	USD	1,500,165	ILS	5,469,000	10/06/2011	82,710	–
	USD	507,935	PHP	22,596,000	10/07/2011	9,778	–
	USD	408,343	PHP	18,081,000	10/11/2011	5,823	–
	USD	122,180	PHP	5,384,000	10/12/2011	1,139	–
	USD	125,623	MYR	394,093	10/13/2011	4,045	–
	USD	110,763	PHP	4,878,000	10/19/2011	919	–
	USD	439,348	PHP	19,500,000	10/21/2011	7,050	–
	USD	171,367	INR	7,960,000	10/26/2011	1,313	–
	USD	428,918	PHP	18,920,000	10/26/2011	4,070	–
	USD	361,725	INR	16,813,000	10/27/2011	2,952	–
	USD	326,103	PHP	14,323,000	10/28/2011	1,641	–
	USD	51,138	PHP	2,200,000	11/04/2011	–	(818)
	USD	104,525	PHP	4,500,000	11/14/2011	–	(1,661)
	USD	1,953,816	AUD	2,129,500	12/01/2011	267,303	–
	USD	1,812,010	AUD	1,917,000	12/09/2011	185,399	–
	USD	172,887	PHP	7,703,000	01/18/2012	2,504	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	108,512	PHP	4,819,000	01/19/2012	$1,207	$–
	USD	144,655	GBP	91,385	01/24/2012	5,156	–
	USD	76,011	GBP	47,771	01/26/2012	2,300	–
	USD	631,037	CLP	319,210,000	01/27/2012	37,912	–
	USD	1,464,169	CLP	734,720,000	01/30/2012	75,055	–
	USD	882,840	CLP	443,230,000	01/31/2012	45,620	–
	USD	488,630	SGD	624,000	02/07/2012	17,530	–
	USD	976,595	SGD	1,242,000	02/08/2012	30,861	–
	USD	157,456	CLP	77,500,000	02/10/2012	4,717	–
	USD	308,046	CLP	151,620,000	02/13/2012	9,129	–
	USD	156,199	CLP	76,600,000	02/14/2012	4,024	–
	USD	1,149,011	MYR	3,542,747	02/14/2012	6,614	–
	USD	568,648	SGD	727,000	02/17/2012	21,079	–
	USD	281,390	CLP	136,080,000	02/21/2012	3,038	–
	USD	323,134	CLP	156,410,000	02/23/2012	3,718	–
	USD	738,498	SGD	944,000	02/24/2012	27,271	–
	USD	490,070	CLP	239,310,000	02/27/2012	9,811	–
	USD	461,925	SGD	589,000	02/27/2012	15,875	–
	USD	108,152	CLP	52,350,000	02/29/2012	1,176	–
	USD	461,338	SGD	589,000	02/29/2012	16,464	–
	USD	350,132	CLP	171,950,000	03/01/2012	8,931	–
	USD	350,132	CLP	171,950,000	03/02/2012	8,893	–
	USD	387,755	CLP	190,310,000	03/05/2012	9,483	–
	USD	384,354	CLP	189,160,000	03/07/2012	10,401	–
	USD	376,745	CLP	184,040,000	03/09/2012	7,246	–
	USD	759,628	CLP	372,560,000	03/15/2012	17,222	–
	USD	594,276	SGD	758,100	03/19/2012	20,730	–
	USD	657,502	AUD	701,350	03/21/2012	63,644	–
	USD	636,711	SGD	816,200	03/21/2012	25,431	–
	USD	43,115	AUD	46,040	03/22/2012	4,219	–
	USD	442,512	GBP	277,775	03/29/2012	12,306	–
	USD	359,627	CLP	179,490,000	03/30/2012	14,061	–
	USD	380,616	CLP	190,700,000	04/02/2012	16,288	–
	USD	457,396	INR	21,429,000	04/11/2012	–	(3,401)
	USD	984,362	INR	45,950,000	04/13/2012	–	(11,132)
	USD	224,899	INR	10,622,000	04/19/2012	–	(108)
	USD	456,997	INR	21,520,000	04/26/2012	–	(2,009)
	USD	230,851	CLP	113,140,000	05/29/2012	3,254	–
	USD	611,002	INR	29,157,000	06/01/2012	2,435	–

						1,877,753	(547,810)

HSBC Securities, Inc.	EUR	539,000	USD	749,318	10/17/2011	–	(23,462)
	EUR	538,000	USD	754,653	10/18/2011	–	(16,670)
	EUR	724,000	USD	1,011,138	10/19/2011	–	(26,818)
	EUR	372,921	USD	488,639	12/06/2011	–	(45,211)
	EUR	355,000	USD	479,747	02/08/2012	–	(27,406)
	EUR	1,230,000	USD	1,654,104	02/09/2012	–	(103,019)
	USD	699,997	INR	33,693,000	06/03/2011	47,870	–
	USD	120,365	INR	5,733,000	06/08/2011	6,787	–
	USD	301,069	INR	14,470,000	06/13/2011	19,607	–
	USD	215,323	INR	10,230,000	06/27/2011	10,889	–
	USD	272,178	MYR	883,000	07/29/2011	19,955	–
	USD	559,858	MYR	1,800,000	08/08/2011	35,224	–
	USD	1,994,635	KRW	2,228,406,400	08/09/2011	60,992	–
	USD	373,113	INR	18,021,000	08/24/2011	21,636	–
	USD	84,099	PHP	3,800,000	09/30/2011	3,003	–
	USD	68,603	PHP	3,100,000	10/03/2011	2,441	–
	USD	409,777	PHP	18,467,000	10/04/2011	13,412	–
	USD	615,130	PHP	27,532,000	10/05/2011	15,753	–
	USD	408,465	PHP	18,115,000	10/11/2011	6,480	–
	USD	202,207	PHP	8,977,000	10/13/2011	3,396	–
	USD	400,209	PHP	17,658,000	10/19/2011	4,071	–
	USD	175,717	INR	8,148,000	10/26/2011	1,041	–
	USD	399,756	PHP	17,658,000	10/26/2011	4,351	–
	USD	262,557	INR	12,138,000	10/27/2011	719	–
	USD	76,748	PHP	3,370,000	10/27/2011	371	–
	USD	51,025	PHP	2,240,000	10/28/2011	232	–
	USD	99,613	PHP	4,380,000	10/31/2011	593	–
	USD	155,287	PHP	6,830,000	01/17/2012	236	–
	USD	303,199	PHP	13,506,000	01/18/2012	4,322	–
	USD	392,139	PHP	17,658,000	01/26/2012	9,727	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	488,691	SGD	624,000	02/07/2012	$17,469	$–
	USD	480,736	SGD	612,200	02/13/2012	15,861	–
	USD	346,141	SGD	440,800	02/14/2012	11,423	–
	USD	288,151	MYR	892,000	02/17/2012	2,755	–
	USD	568,666	SGD	727,000	02/17/2012	21,061	–
	USD	679,488	SGD	867,000	03/19/2012	23,862	–
	USD	509,196	SGD	652,000	03/21/2012	19,739	–

						405,278	(242,586)

JPMorgan Chase & Co.	EUR	517,939	MYR	2,164,000	07/27/2011	–	(28,324)
	EUR	636,635	USD	803,812	08/29/2011	–	(110,307)
	EUR	548,072	USD	708,794	01/13/2012	–	(74,835)
	EUR	1,064,000	USD	1,423,206	02/16/2012	–	(96,436)
	USD	211,137	INR	10,067,000	06/22/2011	11,646	–
	USD	1,717,505	MYR	5,625,000	06/29/2011	147,433	–
	USD	335,195	INR	16,267,000	07/12/2011	23,653	–
	USD	52,782	INR	2,552,000	07/20/2011	3,442	–
	USD	1,007,210	MYR	3,269,000	07/27/2011	74,465	–
	USD	62,627	MYR	200,000	08/29/2011	3,390	–
	USD	162,452	PHP	7,272,000	10/06/2011	4,172	–
	USD	203,639	PHP	9,021,000	10/11/2011	2,997	–
	USD	495,791	PHP	21,971,000	10/13/2011	7,418	–
	USD	286,990	PHP	12,598,000	10/17/2011	1,476	–
	USD	220,680	PHP	9,792,000	10/21/2011	3,480	–
	USD	214,639	PHP	9,466,000	10/26/2011	1,992	–
	USD	768,298	MYR	2,432,356	12/16/2011	28,422	–
	USD	966,746	PHP	42,561,000	01/13/2012	2,625	–
	USD	427,565	PHP	19,234,000	01/19/2012	10,352	–
	USD	19,129	GBP	12,023	01/27/2012	580	–
	USD	191,586	CLP	96,770,000	01/30/2012	11,145	–
	USD	37,589	GBP	23,883	01/30/2012	1,560	–
	USD	237,661	INR	11,460,000	02/06/2012	7,310	–
	USD	143,700	CLP	70,000,000	02/21/2012	2,610	–
	USD	246,393	CLP	118,700,000	02/22/2012	1,682	–
	USD	66,323	CLP	32,200,000	02/28/2012	930	–
	USD	849,167	SGD	1,086,000	03/19/2012	31,846	–
	USD	141,696	CLP	70,600,000	03/21/2012	5,426	–
	USD	659,487	INR	30,864,000	04/16/2012	–	(6,050)
	USD	643,500	INR	30,296,000	04/18/2012	–	(2,264)
	USD	321,180	INR	15,134,000	04/19/2012	–	(902)
	USD	242,003	MYR	740,795	04/19/2012	–	(1,433)
	USD	694,222	MYR	2,123,000	04/23/2012	–	(4,975)
	USD	200,728	CLP	98,979,000	04/27/2012	4,748	–
	USD	388,165	INR	18,302,000	04/27/2012	–	(1,267)
	USD	323,716	INR	15,247,000	04/30/2012	–	(1,531)

						394,800	(328,324)

Morgan Stanley and Co., Inc.	EUR	204,426	NOK	1,696,440	11/25/2011	18,696	–
	EUR	313,913	NOK	2,610,000	11/28/2011	29,566	–
	USD	300,916	CLP	152,700,000	01/13/2012	19,559	–
	USD	56,800	GBP	36,081	01/27/2012	2,346	–
	USD	18,562	GBP	11,725	01/31/2012	657	–
	USD	71,254	GBP	45,203	02/01/2012	2,839	–
	USD	1,075,342	AUD	1,105,921	02/08/2012	67,941	–
	USD	267,592	CLP	130,090,000	02/14/2012	4,515	–
	USD	476,925	GBP	300,002	02/15/2012	14,693	–
	USD	489,117	CLP	235,510,000	02/16/2012	3,392	–
	USD	307,889	CLP	149,380,000	02/27/2012	4,142	–
	USD	329,321	CLP	161,400,000	02/28/2012	7,783	–
	USD	155,144	CLP	76,300,000	03/12/2012	4,003	–
	USD	503,230	GBP	314,891	03/14/2012	12,517	–
	USD	442,512	GBP	277,738	03/29/2012	12,246	–
	USD	1,206,318	ILS	4,318,135	03/30/2012	34,790	–
	USD	354,170	CLP	174,340,000	04/16/2012	8,162	–
	USD	315,576	CLP	156,210,000	04/20/2012	8,943	–
	USD	160,443	CLP	77,900,000	05/11/2012	1,042	–
	USD	568,334	CLP	280,490,000	05/22/2012	12,460	–

						270,292	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	EUR	732,501	SEK	6,934,000	07/15/2011	$67,991	$–
	EUR	843,025	NOK	6,799,000	08/22/2011	45,533	–
	EUR	843,810	NOK	6,799,000	08/23/2011	44,357	–
	EUR	946,362	SEK	9,000,000	08/26/2011	92,757	–
	EUR	1,333,312	USD	1,687,200	08/26/2011	–	(227,409)
	EUR	675,228	NOK	5,605,000	11/07/2011	62,770	–
	EUR	701,089	USD	949,696	11/17/2011	–	(54,527)
	EUR	1,023,317	NOK	8,451,000	11/28/2011	85,871	–
	EUR	311,515	NOK	2,570,000	12/01/2011	25,603	–
	EUR	195,111	USD	259,845	12/07/2011	–	(19,454)
	EUR	2,118,000	USD	2,741,592	01/11/2012	–	(286,901)
	EUR	866,907	USD	1,121,084	01/13/2012	–	(118,412)
	EUR	664,629	USD	895,714	01/25/2012	–	(54,202)
	EUR	177,000	USD	241,019	02/01/2012	–	(11,900)
	EUR	952,983	NOK	7,552,200	02/08/2012	17,746	–
	EUR	1,629,000	USD	2,206,399	02/08/2012	–	(120,792)
	EUR	1,327,131	NOK	10,555,600	02/09/2012	31,642	–
	EUR	1,210,000	USD	1,642,902	02/13/2012	–	(85,429)
	EUR	1,064,000	USD	1,423,813	02/16/2012	–	(95,829)
	EUR	849,000	USD	1,136,650	02/21/2012	–	(75,728)
	EUR	729,000	USD	1,039,244	04/12/2012	–	(35)
	USD	1,072,171	AUD	1,105,616	02/08/2012	70,797	–

						545,067	(1,150,618)

Net Unrealized Appreciation/(Depreciation)						$4,048,938	$(3,021,785)

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

EGP—Egyptian Pound

EUR—Euro Dollar

GBP—Bristish Pound

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$5,066,899	$39,444,042	#	$—	$44,510,941
United States	102,076,263	—		—	102,076,263
Other Countries*	43,073,444	114,509,943	#	—	157,583,387
Preferred Stock	7,167,601	—		—	7,167,601
Foreign Corporate Bonds & Notes	—	1,149,560		—	1,149,560
Foreign Government Agencies	—	175,790,863		—	175,790,863
Municipal Bonds & Notes	—	5,688,239		—	5,688,239
Rights	78,546	—		—	78,546
Short-Term Investment Securities:
Collective Investment Pool	—	24,571,407		—	24,571,407
Foreign Government Treasuries	—	23,880,303		—	23,880,303
U.S. Government Agencies	—	21,565,000		—	21,565,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	4,048,938		—	4,048,938

Total	$157,462,753	$410,648,295		$—	$568,111,048

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$3,021,785	$—	$3,021,785

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $153,953,985 representing 28.2% of net assets. See Note 2.
*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	26.0%
Federal National Mtg. Assoc.	21.6
Repurchase Agreements	18.0
United States Treasury Notes	16.3
United States Treasury Bonds	12.4
Government National Mtg. Assoc.	9.2
Federal Home Loan Bank	5.8
SupraNational Banks	5.5
Federal Farm Credit Bank	3.1
Collective Investment Pool	3.0

120.9%

*	Calculated as a percentage of net assets

Credit Quality†#

Government — Treasury	29.0%
Government — Agency	63.6
AAA	5.5
A	1.9

100.0%

*	Calculated as a percentage of net assets.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 5.5%
SupraNational Banks — 5.5%
European Investment Bank Senior Notes 2.25% due 03/15/16 (cost $6,055,615)	$6,000,000	$6,109,860

U.S. GOVERNMENT AGENCIES — 65.7%
Federal Farm Credit Bank — 3.1%
4.88% due 12/16/15	2,000,000	2,286,444
4.88% due 01/17/17	1,000,000	1,146,638

		3,433,082

Federal Home Loan Bank — 5.8%
4.75% due 09/11/15	1,000,000	1,133,208
4.88% due 11/27/13	2,000,000	2,202,692
5.38% due 08/19/11	2,000,000	2,022,802
5.38% due 06/14/13	1,000,000	1,098,172

		6,456,874

Federal Home Loan Mtg. Corp. — 26.0%
4.50% due 09/01/19	348,705	372,598
4.50% due June TBA	20,000,000	20,750,000
4.75% due 11/17/15#	3,000,000	3,400,770
5.00% due 12/14/18	1,000,000	1,058,570
5.00% due 10/01/34	216,642	231,812
5.50% due 12/01/36	186,736	202,780
5.75% due 01/15/12	2,000,000	2,069,302
6.00% due 11/01/33	396,100	439,663
6.50% due 02/01/32	152,681	173,019
7.50% due 09/01/16	67,112	73,992
8.00% due 02/01/30	4,332	5,135
8.00% due 08/01/30	943	1,118
8.00% due 06/01/31	4,132	4,898
Federal Home Loan Mtg. Corp. FRS 5.34% due 12/01/35	80,964	86,630

		28,870,287

Federal National Mtg. Assoc. — 21.6%
4.00% due 09/01/40	498,680	502,820
4.00% due 10/01/40	399,268	402,582
4.00% due 12/01/40	498,262	502,398
4.00% due 01/01/41	1,368,869	1,380,231
4.00% due 02/01/41	10,482,058	10,569,066
4.00% due 03/01/41	6,717,209	6,772,967
5.00% due 02/16/12	752,000	777,120
5.00% due 02/01/19	371,661	401,355
5.00% due 12/01/36	474,291	506,078
5.25% due 08/01/12#	1,000,000	1,056,196
5.50% due 12/01/33	223,004	243,051
5.50% due 10/01/34	410,420	446,929
6.00% due 06/01/35	133,561	147,634
6.50% due 02/01/17	41,473	45,764
6.50% due 07/01/32	34,101	38,713
7.00% due 09/01/31	70,225	81,021
11.50% due 09/01/19	60	64
12.00% due 01/15/16	42	48
12.50% due 09/20/15	45	52
13.00% due 11/15/15	69	78
14.50% due 11/15/14	57	62
Federal National Mtg. Assoc. FRS 2.00% due 01/01/36	29,120	30,188
2.12% due 02/01/35	17,582	18,197
4.79% due 11/01/34	47,158	49,497

		23,972,111

Security Description	Shares/ Principal Amount	Value (Note 2)

Government National Mtg. Assoc. — 9.2%
4.50% due 03/15/38	$395,573	$420,330
4.50% due 03/15/39	68,403	72,620
4.50% due 05/15/39	2,038,419	2,164,084
4.50% due 06/15/39	1,549,369	1,644,884
4.50% due 07/15/39	1,296,116	1,376,048
4.50% due 09/15/39	24,804	26,333
4.50% due 12/15/39	283,352	300,613
4.50% due 04/15/40	712,590	754,961
4.50% due 06/15/40	2,200,759	2,336,030
4.50% due 08/15/40	367,539	389,393
5.00% due 09/15/35	14,106	15,347
5.00% due 02/15/36	437,223	474,449
5.00% due 05/15/36	69,682	75,615
6.00% due 01/15/32	72,671	81,397
6.50% due 08/15/31	71,904	81,926
7.50% due 02/15/29	7,694	9,013
7.50% due 07/15/30	493	578
7.50% due 01/15/31	6,972	8,194
7.50% due 02/15/31	6,426	7,553

		10,239,368

Total U.S. Government Agencies
(cost $70,041,047)		72,971,722

U.S. GOVERNMENT TREASURIES — 28.7%
United States Treasury Bonds — 12.4%
zero coupon due 08/15/24 STRIPS	2,040,000	1,219,714
2.00% due 01/15/26 TIPS#(1)	2,228,609	2,426,919
3.88% due 08/15/40#	5,000,000	4,705,470
4.75% due 02/15/41#	5,000,000	5,458,595

		13,810,698

United States Treasury Notes — 16.3%
2.63% due 11/15/20#	12,000,000	11,637,192
3.63% due 02/15/21#	3,000,000	3,154,923
4.00% due 02/15/15	1,000,000	1,106,328
4.25% due 08/15/13	1,000,000	1,082,188
4.25% due 08/15/15#	1,000,000	1,120,625

		18,101,256

Total U.S. Government Treasuries
(cost $31,020,237)		31,911,954

Total Long-Term Investment Securities
(cost $107,116,899)		110,993,536

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Collective Investment Pool — 3.0%
Securities Lending Quality Trust(2)(3) (cost $3,398,004)	3,398,004	3,390,051

REPURCHASE AGREEMENT — 18.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $19,980,000)	$19,980,000	19,980,000

TOTAL INVESTMENTS
(cost $130,494,903)(5)	120.9%	134,363,587
Liabilities in excess of other assets	(20.9)	(23,245,179)

NET ASSETS	100.0%	$111,118,408

#	The security or a portion thereof is out on loan (see Note 2)
(1)	Principal amount of security is adjusted for inflation.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(3)	At May 31, 2011, the Fund had loaned securities with a total value of $5,629,037. This was secured by collateral of $3,398,004, which was received in cash and subsequently invested in short-term investments currently valued at $3,390,051 as reported in the portfolio of investments. The remaining collateral with a value of $2,337,367 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.61% - 37.08%	04/15/32 - 05/15/41
Federal National Mtg. Assoc.	0.00% - 47.40%	04/25/23 - 06/25/41
Government National Mtg. Assoc.	9.38% - 33.61%	12/20/32 - 03/20/41
United States Treasury Notes/Bonds	3.88%	08/15/40

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Securities

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Foreign Corporate Bonds & Notes	$—	$6,109,860	$—	$6,109,860
U.S. Government Agencies:
Federal Farm Credit Bank	—	3,433,082	—	3,433,082
Federal Home Loan Bank	—	6,456,874	—	6,456,874
Federal Home Loan Mtg Corp.	—	28,870,287	—	28,870,287
Federal National Mtg. Assoc.	—	23,972,111	—	23,972,111
Government National Mtg. Assoc.	—	10,239,368	—	10,239,368
U.S. Government Treasuries	—	31,911,954	—	31,911,954
Short Term Investment Securities:
Collective Investment Pool	—	3,390,051	—	3,390,051
Repurchase Agreement	—	19,980,000	—	19,980,000

Total	$—	$134,363,587	$—	$134,363,587

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.2%
Oil Companies — Integrated	5.6
Computers	5.5
Diversified Manufacturing Operations	4.5
Oil — Field Services	3.2
Computer Services	3.1
Applications Software	2.9
Wireless Equipment	2.9
Electronic Components — Semiconductors	2.9
Medical — Drugs	2.5
Beverages — Non-alcoholic	2.4
Enterprise Software/Service	2.3
Computers — Memory Devices	2.2
Chemicals — Diversified	2.1
Retail — Restaurants	2.1
Oil Companies — Exploration & Production	1.9
Retail — Discount	1.9
Auto/Truck Parts & Equipment — Original	1.8
Web Portals/ISP	1.7
Networking Products	1.7
Commercial Services — Finance	1.7
Medical Instruments	1.6
Medical — Biomedical/Gene	1.6
Medical Products	1.6
Machinery — Construction & Mining	1.6
Transport — Services	1.4
Finance — Credit Card	1.2
Pharmacy Services	1.2
Cosmetics & Toiletries	1.1
Retail — Building Products	1.1
Food — Misc.	1.1
Aerospace/Defense — Equipment	1.1
Investment Management/Advisor Services	1.0
Retail — Drug Store	0.9
Time Deposits	0.9
Industrial Automated/Robotic	0.9
Finance — Investment Banker/Broker	0.8
E-Commerce/Services	0.8
Retail — Apparel/Shoe	0.8
Metal — Copper	0.7
Transport — Rail	0.7
Machinery — Farming	0.7
Banks — Commercial	0.7
Multimedia	0.7
Motorcycle/Motor Scooter	0.6
Broadcast Services/Program	0.6
Metal — Iron	0.6
Retail — Regional Department Stores	0.6
Hotels/Motels	0.6
E-Commerce/Products	0.6
Electronic Components — Misc.	0.5
Food — Confectionery	0.5
Semiconductor Components — Integrated Circuits	0.5
Food — Retail	0.5
Entertainment Software	0.5
Software Tools	0.5
Tobacco	0.5
Insurance — Life/Health	0.4
Food — Wholesale/Distribution	0.4
Diversified Minerals	0.4
Telephone — Integrated	0.4
Appliances	0.4
Chemicals — Specialty	0.4
Vitamins & Nutrition Products	0.4
Real Estate Management/Services	0.4
Soap & Cleaning Preparation	0.4
Auto — Cars/Light Trucks	0.3
Cable/Satellite TV	0.3
Medical — Generic Drugs	0.3

Retail — Mail Order	0.3
Human Resources	0.3
Computers — Integrated Systems	0.3
Instruments — Scientific	0.3
Apparel Manufacturers	0.3
Medical — HMO	0.3
Semiconductor Equipment	0.3
Commercial Services	0.3
Agricultural Chemicals	0.3
Dental Supplies & Equipment	0.3
Gold Mining	0.2
Metal Processors & Fabrication	0.2
Exchange — Traded Funds	0.2
Food — Catering	0.2
Diagnostic Equipment	0.2
Casino Hotels	0.2
Aerospace/Defense	0.2
Transactional Software	0.2
Finance — Other Services	0.2
Banks — Super Regional	0.2
Industrial Gases	0.2
Retail — Jewelry	0.2
Coal	0.2
Retail — Bedding	0.2
Recreational Vehicles	0.1
Retail — Auto Parts	0.1
Paper & Related Products	0.1
Oil Refining & Marketing	0.1
Electronic Design Automation	0.1
Finance — Leasing Companies	0.1
Diversified Banking Institutions	0.1
Electric Products — Misc.	0.1
Machinery — General Industrial	0.1
Schools	0.1
Real Estate Investment Trusts	0.1
Cellular Telecom	0.1
Dialysis Centers	0.1
Metal — Diversified	0.1
Transport — Air Freight	0.1
Garden Products	0.1
Engineering/R&D Services	0.1
Web Hosting/Design	0.1
Diagnostic Kits	0.1
Electronic Measurement Instruments	0.1
Telecom Equipment — Fiber Optics	0.1
Beverages — Wine/Spirits	0.1
Consulting Services	0.1
Consumer Products — Misc.	0.1
Insurance — Property/Casualty	0.1
Data Processing/Management	0.1
Retail — Misc./Diversified	0.1
Electronics — Military	0.1
Cruise Lines	0.1
Casino Services	0.1
Hospital Beds/Equipment	0.1
Retail — Major Department Stores	0.1
Brewery	0.1
Medical Information Systems	0.1
Retail — Home Furnishings	0.1
Building Products — Cement	0.1

110.3%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	27,455	$327,538

Aerospace/Defense — 0.2%
Boeing Co.	281	21,927
General Dynamics Corp	9,546	708,504
Northrop Grumman Corp.	11,153	728,179

		1,458,610

Aerospace/Defense - Equipment — 1.1%
BE Aerospace, Inc.†#	10,140	379,439
European Aeronautic Defence and Space Co. NV(1)	17,380	574,508
United Technologies Corp	87,030	7,638,623

		8,592,570

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc	1,779	273,575
Monsanto Co	25,072	1,781,115

		2,054,690

Airlines — 0.0%
Alaska Air Group, Inc.†#	2,122	143,320

Apparel Manufacturers — 0.3%
Burberry Group PLC(1)	14,520	315,735
Coach, Inc.	12,650	805,299
VF Corp.#	10,100	1,006,667

		2,127,701

Appliances — 0.4%
Whirlpool Corp.#	38,988	3,267,194

Applications Software — 2.9%
Citrix Systems, Inc.†	55,181	4,834,959
Intuit, Inc.†	73,090	3,944,667
Microsoft Corp	389,255	9,735,268
Red Hat, Inc.†	72,145	3,145,522
Salesforce.com, Inc.†#	12,454	1,896,246

		23,556,662

Auto - Cars/Light Trucks — 0.3%
Bayerische Motoren Werke AG(1)	7,880	698,729
Ford Motor Co.†	43,709	652,138
Hyundai Motor Co.(1)	5,010	1,176,519

		2,527,386

Auto/Truck Parts & Equipment - Original — 1.8%
Autoliv, Inc.#	57,411	4,419,499
BorgWarner, Inc.†#	83,824	6,078,078
Johnson Controls, Inc.	52,610	2,083,356
Magna International, Inc., Class A#	21,215	1,028,928
TRW Automotive Holdings Corp.†	19,027	1,082,065

		14,691,926

Banks - Commercial — 0.7%
Bank Mandiri Tbk PT(1)	960,715	812,494
CIT Group, Inc.†	11,860	525,754
Erste Group Bank AG#(1)	20,120	1,004,680
Industrial & Commercial Bank of China, Ltd.(1)	1,862,000	1,569,618
Powszechna Kasa Oszczednosci Bank Polski SA(1)	64,280	1,031,226
Turkiye Garanti Bankasi AS(1)	131,200	586,437

		5,530,209

Banks - Super Regional — 0.2%
Fifth Third Bancorp	59,758	780,439
Wells Fargo & Co.	19,750	560,308

		1,340,747

Security Description	Shares	Value (Note 2)

Beverages - Non - alcoholic — 2.4%
Coca - Cola Co	199,252	$13,312,026
Dr Pepper Snapple Group, Inc	27,407	1,129,168
Hansen Natural Corp.†#	23,258	1,666,436
PepsiCo, Inc.	46,418	3,301,248

		19,408,878

Beverages - Wine/Spirits — 0.1%
Pernod - Ricard SA(1)	7,430	753,158

Brewery — 0.1%
Carlsberg A/S, Class B(1)	4,420	511,434

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†#	9,340	406,851
Liberty Global, Inc., Class A†#	22,260	1,002,813
Scripps Networks Interactive Inc., Class A	69,052	3,482,292

		4,891,956

Building Products - Cement — 0.1%
Holcim, Ltd.†(1)	5,170	412,364

Cable/Satellite TV — 0.3%
DIRECTV, Class A†	38,146	1,917,218
Time Warner Cable, Inc.	7,320	565,250

		2,482,468

Casino Hotels — 0.2%
Las Vegas Sands Corp.†#	6,030	250,486
Wynn Resorts, Ltd.	8,766	1,284,395

		1,534,881

Casino Services — 0.1%
International Game Technology	32,440	559,266

Cellular Telecom — 0.1%
China Unicom, Ltd.(1)	454,000	1,008,624

Chemicals - Diversified — 2.1%
E.I. du Pont de Nemours & Co	110,177	5,872,434
Lanxess AG(1)	5,970	516,331
LyondellBasell Industries NV, Class A#	91,632	4,014,398
PPG Industries, Inc.	72,559	6,435,983

		16,839,146

Chemicals - Specialty — 0.4%
Eastman Chemical Co	3,329	352,375
Sigma - Aldrich Corp	35,019	2,461,485
WR Grace & Co.†#	9,451	442,212

		3,256,072

Coal — 0.2%
Arch Coal, Inc.#	10,412	311,215
Walter Energy, Inc	7,900	983,945

		1,295,160

Commercial Services — 0.3%
Alliance Data Systems Corp.†	4,578	430,012
Intertek Group PLC(1)	16,660	562,243
Weight Watchers International, Inc.#	13,256	1,063,661

		2,055,916

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	85,504	4,712,125
Global Payments, Inc	15,135	786,415
Mastercard, Inc., Class A	18,510	5,313,296
Moody’s Corp.#	9,302	371,243
Verisk Analytics, Inc., Class A†	5,207	177,298

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance (continued)
Visa, Inc., Class A#	23,186	$1,879,457

		13,239,834

Computer Data Security — 0.0%
Fortinet, Inc.†	2,868	139,069

Computer Services — 3.1%
Accenture PLC, Class A	198,181	11,373,608
International Business Machines Corp.	80,180	13,544,807

		24,918,415

Computers — 5.5%
Apple, Inc.†	104,528	36,357,975
Dell, Inc.†	410,765	6,605,101
Hewlett - Packard Co	24,495	915,623
Research In Motion, Ltd.†	6,327	271,112

		44,149,811

Computers - Integrated Systems — 0.3%
Riverbed Technology, Inc.†#	59,177	2,243,992

Computers - Memory Devices — 2.2%
EMC Corp.†	415,650	11,833,555
NetApp, Inc.†	103,927	5,692,082

		17,525,637

Consulting Services — 0.1%
Towers Watson & Co., Class A	11,525	731,261

Consumer Products - Misc. — 0.1%
Tupperware Brands Corp	10,632	695,971

Cosmetics & Toiletries — 1.1%
Colgate - Palmolive Co	16,280	1,424,988
Estee Lauder Cos., Inc., Class A	33,559	3,440,133
Natura Cosmeticos SA	7,600	203,759
Procter & Gamble Co.	51,848	3,473,816
Unicharm Corp.#(1)	12,100	489,598

		9,032,294

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.†#	14,990	584,610

Data Processing/Management — 0.1%
CommVault Systems, Inc.†#	15,238	629,939

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	40,531	993,010
DENTSPLY International, Inc.	26,442	1,037,584

		2,030,594

Diagnostic Equipment — 0.2%
Gen - Probe, Inc.†	19,234	1,573,149

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	10,163	800,031

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA(1)	13,260	962,527

Distribution/Wholesale — 0.0%
Li & Fung, Ltd.†(1)(3)	148,000	331,658

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC(1)	106,820	1,117,104

Diversified Manufacturing Operations — 4.5%
3M Co.	8,326	785,808
Danaher Corp	32,270	1,759,683
Eaton Corp.	143,494	7,414,335
General Electric Co	491,549	9,654,023
Honeywell International, Inc.	139,844	8,327,710

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Illinois Tool Works, Inc	106,669	$6,114,267
Parker Hannifin Corp	3,218	285,919
Textron, Inc.#	89,861	2,056,020

		36,397,765

Diversified Minerals — 0.4%
BHP Billiton, Ltd.(1)	42,281	2,016,366
Xstrata PLC(1)	60,700	1,426,185

		3,442,551

E - Commerce/Products — 0.6%
Amazon.com, Inc.†	22,704	4,465,650

E - Commerce/Services — 0.8%
Netflix, Inc.†#	14,057	3,806,636
priceline.com, Inc.†#	2,806	1,445,623
Rakuten, Inc.#(1)	1,166	1,184,795

		6,437,054

Electric Products - Misc. — 0.1%
Emerson Electric Co.	20,231	1,103,601

Electronic Components - Misc. — 0.5%
Jabil Circuit, Inc	147,257	3,177,806
TE Connectivity, Ltd.	27,755	1,022,217
Vishay Intertechnology, Inc.†#	11,819	187,567

		4,387,590

Electronic Components - Semiconductors — 2.9%
Altera Corp	121,788	5,856,785
ARM Holdings PLC(1)	52,180	494,345
Avago Technologies, Ltd	4,094	138,336
Cree, Inc.†#	40,438	1,774,824
Intel Corp.	131,200	2,953,312
LSI Corp.†	151,085	1,131,627
Micron Technology, Inc.†	67,827	691,835
NVIDIA Corp.†	64,780	1,298,191
OmniVision Technologies, Inc.†#	4,680	165,251
Texas Instruments, Inc	117,695	4,154,633
Xilinx, Inc.#	124,294	4,434,810

		23,093,949

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†#	106,574	1,139,276

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	15,527	774,331

Electronics - Military — 0.1%
Safran SA(1)	15,120	618,004

Engineering/R&D Services — 0.1%
ABB, Ltd.†(1)	30,570	821,041

Enterprise Software/Service — 2.3%
Oracle Corp	529,804	18,129,893

Entertainment Software — 0.5%
Electronic Arts, Inc.†	162,800	3,973,948

Filtration/Separation Products — 0.0%
Polypore International, Inc.†#	2,940	192,717

Finance - Credit Card — 1.2%
American Express Co.	184,809	9,536,144

Finance - Investment Banker/Broker — 0.8%
Charles Schwab Corp.#	323,381	5,824,092
Interactive Brokers Group, Inc., Class A .	55,890	959,072

		6,783,164

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Leasing Companies — 0.1%
ORIX Corp.#(1)	11,870	$1,137,519

Finance - Other Services — 0.2%
IntercontinentalExchange, Inc.†	11,812	1,425,118

Food - Baking — 0.0%
Flowers Foods, Inc	4,290	142,986

Food - Catering — 0.2%
Compass Group PLC(1)	169,363	1,652,469

Food - Confectionery — 0.5%
Hershey Co	76,140	4,243,282

Food - Misc. — 1.1%
Danone(1)	33,190	2,435,471
General Mills, Inc.	58,342	2,320,261
Kellogg Co.	64,196	3,658,530
Kraft Foods, Inc., Class A	10,050	351,449

		8,765,711

Food - Retail — 0.5%
Jeronimo Martins SGPS SA(1)	28,210	528,219
Magnit GDR†(1)	10,950	337,487
Whole Foods Market, Inc.	52,203	3,192,735

		4,058,441

Food - Wholesale/Distribution — 0.4%
Sysco Corp.	108,043	3,480,065

Garden Products — 0.1%
Toro Co.	13,190	842,577

Gold Mining — 0.2%
Newmont Mining Corp	33,575	1,899,338

Hospital Beds/Equipment — 0.1%
Hill - Rom Holdings, Inc.	12,227	558,040

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc	77,091	4,701,009

Human Resources — 0.3%
Adecco SA†(1)	19,470	1,331,345
Capita Group PLC(1)	84,930	1,029,877

		2,361,222

Industrial Automated/Robotic — 0.9%
FANUC Corp.(1)	2,800	430,418
Rockwell Automation, Inc.#	78,582	6,530,950

		6,961,368

Industrial Gases — 0.2%
Air Products & Chemicals, Inc	13,830	1,315,095

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	30,238	1,979,077
Waters Corp.†	2,230	219,789

		2,198,866

Insurance - Life/Health — 0.4%
Aflac, Inc	61,095	2,919,730
Principal Financial Group, Inc.	19,793	618,927

		3,538,657

Insurance - Property/Casualty — 0.1%
Admiral Group PLC(1)	23,160	657,280

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	7,562	256,616

Investment Management/Advisor Services — 1.0%
BlackRock, Inc	25,332	5,207,246

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services (continued)
Legg Mason, Inc.	25,446	$861,092
T. Rowe Price Group, Inc	36,796	2,329,187

		8,397,525

Machinery - Construction & Mining — 1.6%
Atlas Copco AB, Class A(1)	18,640	492,995
Caterpillar, Inc.	66,753	7,062,467
Joy Global, Inc.	33,342	2,989,110
Komatsu, Ltd.(1)	62,200	1,861,552

		12,406,124

Machinery - Farming — 0.7%
Deere & Co.	65,418	5,631,181

Machinery - General Industrial — 0.1%
Gardner Denver, Inc.	846	70,878
Sauer - Danfoss, Inc.†#	19,288	1,029,979

		1,100,857

Medical Information Systems — 0.1%
Cerner Corp.†	3,680	441,968

Medical Instruments — 1.6%
Bruker Corp.†#	24,494	483,021
Edwards Lifesciences Corp.†	22,033	1,954,988
Intuitive Surgical, Inc.†	9,520	3,322,480
Medtronic, Inc	90,260	3,673,582
St. Jude Medical, Inc.	67,407	3,415,513

		12,849,584

Medical Products — 1.6%
Baxter International, Inc.	8,086	481,279
Cooper Cos., Inc.	25,851	1,936,498
Covidien PLC	92,159	5,068,745
Johnson & Johnson	21,304	1,433,546
Varian Medical Systems, Inc.†	16,402	1,107,791
Zimmer Holdings, Inc.†	35,454	2,402,363

		12,430,222

Medical - Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	27,821	1,319,272
Amgen, Inc.†	43,493	2,633,066
Biogen Idec, Inc.†	11,793	1,117,151
Celgene Corp.†	12,171	741,336
Cubist Pharmaceuticals, Inc.†	672	25,892
Gilead Sciences, Inc.†	82,576	3,446,722
Human Genome Sciences, Inc.†#	43,439	1,188,925
Illumina, Inc.†#	15,985	1,152,199
United Therapeutics Corp.†#	13,823	892,551

		12,517,114

Medical - Drugs — 2.5%
Abbott Laboratories	175,579	9,174,003
Allergan, Inc.	61,766	5,109,901
Bristol - Myers Squibb Co	21,746	625,415
Cephalon, Inc.†	4,125	328,721
Eli Lilly & Co.	32,401	1,246,791
Forest Laboratories, Inc.†	25,922	933,710
Merck & Co., Inc.	5,332	195,951
Novartis AG(1)	14,410	931,879
Novo Nordisk A/S, Class B(1)	10,750	1,349,565

		19,895,936

Medical - Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	48,564	2,471,908

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - HMO — 0.3%
AMERIGROUP Corp.†#	13,486	$956,293
Humana, Inc.†	13,587	1,094,161
WellCare Health Plans, Inc.†	421	20,734

		2,071,188

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp	11,440	1,797,224

Metal - Aluminum — 0.0%
Alcoa, Inc.	5,807	97,616

Metal - Copper — 0.7%
Freeport - McMoRan Copper & Gold, Inc.	113,247	5,848,075

Metal - Diversified — 0.1%
Rio Tinto PLC(1)	13,700	958,571

Metal - Iron — 0.6%
Cliffs Natural Resources, Inc	53,666	4,867,506

Motorcycle/Motor Scooter — 0.6%
Harley - Davidson, Inc.#	139,562	5,186,124

Multimedia — 0.7%
FactSet Research Systems, Inc.#	6,040	669,594
McGraw - Hill Cos., Inc.	24,394	1,036,013
Time Warner, Inc.	1,342	48,889
Walt Disney Co	85,334	3,552,455

		5,306,951

Networking Products — 1.7%
Cisco Systems, Inc	576,908	9,692,054
Juniper Networks, Inc.†	97,014	3,551,683

		13,243,737

Oil Companies - Exploration & Production — 1.9%
Apache Corp.	8,810	1,097,726
Devon Energy Corp.	26,227	2,204,904
Occidental Petroleum Corp	63,251	6,821,620
Southwestern Energy Co.†	89,401	3,913,082
W&T Offshore, Inc.#	33,386	864,697

		14,902,029

Oil Companies - Integrated — 5.6%
BG Group PLC(1)	70,220	1,633,425
Chevron Corp	12,047	1,263,851
ConocoPhillips	85,809	6,282,935
Exxon Mobil Corp.	406,168	33,902,843
Marathon Oil Corp	22,729	1,231,230
Suncor Energy, Inc.#	7,790	325,236

		44,639,520

Oil Refining & Marketing — 0.1%
Sunoco, Inc.	2,725	110,335
Valero Energy Corp	37,845	1,040,738

		1,151,073

Oil - Field Services — 3.2%
Core Laboratories NV#	24,401	2,505,739
Halliburton Co.	69,474	3,484,121
Petrofac, Ltd.(1)	25,640	678,917
Saipem SpA#(1)	34,706	1,833,470
Schlumberger, Ltd.	193,821	16,614,336
SEACOR Holdings, Inc	7,605	757,990

		25,874,573

Paper & Related Products — 0.1%
Domtar Corp.	11,300	1,158,024

Security Description	Shares	Value (Note 2)

Pharmacy Services — 1.2%
Express Scripts, Inc.†#	159,106	$9,476,353

Real Estate Investment Trusts — 0.1%
Rayonier, Inc	15,845	1,051,950

Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	109,378	2,890,861

Recreational Vehicles — 0.1%
Polaris Industries, Inc.#	10,897	1,202,484

Retail - Apparel/Shoe — 0.8%
Express, Inc	7,830	165,370
Limited Brands, Inc.	151,888	6,069,444

		6,234,814

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	4,059	1,193,346

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	22,665	1,221,417

Retail - Building Products — 1.1%
Home Depot, Inc	248,083	9,000,451

Retail - Discount — 1.9%
Costco Wholesale Corp.	107,394	8,857,857
Target Corp.	113,488	5,621,061
Wal - Mart Stores, Inc.	7,406	408,959

		14,887,877

Retail - Drug Store — 0.9%
Walgreen Co.#	173,455	7,567,842

Retail - Gardening Products — 0.0%
Tractor Supply Co.#	2,540	160,426

Retail - Home Furnishings — 0.1%
Nitori Holdings Co., Ltd.#(1)	4,750	414,457

Retail - Jewelry — 0.2%
Pandora A/S#(1)	11,470	391,657
Swatch Group AG, Class B(1)	1,850	921,896

		1,313,553

Retail - Mail Order — 0.3%
Williams - Sonoma, Inc.#	62,565	2,449,420

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	10,314	546,848

Retail - Misc./Diversified — 0.1%
Wesfarmers, Ltd.(1)	17,500	622,741

Retail - Regional Department Stores — 0.6%
Dillard’s, Inc., Class A#	2,242	125,978
Kohl’s Corp.	56,532	3,009,764
Macy’s, Inc.	55,326	1,597,815

		4,733,557

Retail - Restaurants — 2.1%
Chipotle Mexican Grill, Inc.†#	4,890	1,413,552
McDonald’s Corp.	116,297	9,482,858
Panera Bread Co., Class A†#	7,098	887,463
Starbucks Corp	129,752	4,773,576

		16,557,449

Schools — 0.1%
ITT Educational Services, Inc.†#	15,363	1,056,667

Semiconductor Components - Integrated Circuits — 0.5%
Cypress Semiconductor Corp.†	21,842	511,540

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits (continued)
Linear Technology Corp	103,716	$3,587,536

		4,099,076

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	35,634	491,036
ASML Holding NV	12,220	476,702
Teradyne, Inc.†#	68,865	1,102,529

		2,070,267

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.#	19,609	1,649,117
Reckitt Benckiser Group PLC(1)	21,427	1,216,350

		2,865,467

Software Tools — 0.5%
VMware, Inc., Class A†	39,148	3,809,883

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc.	37,409	753,791

Telephone - Integrated — 0.4%
Verizon Communications, Inc	90,772	3,352,210

Tobacco — 0.5%
Lorillard, Inc.	1,242	143,178
Philip Morris International, Inc.	49,989	3,586,711

		3,729,889

Transactional Software — 0.2%
VeriFone Systems, Inc.†#	29,859	1,437,114

Transport - Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†#	13,434	850,238

Transport - Equipment & Leasing — 0.0%
Amerco, Inc.†#	4,107	370,821

Transport - Rail — 0.7%
Union Pacific Corp.	55,338	5,808,830

Transport - Services — 1.4%
Expeditors International of Washington, Inc.	17,060	901,109
United Parcel Service, Inc., Class B	141,111	10,370,248

		11,271,357

Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd	22,752	1,280,483
Mead Johnson Nutrition Co	28,380	1,923,880

		3,204,363

Web Hosting/Design — 0.1%
Equinix, Inc.†#	8,000	811,200

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 1.7%
Baidu, Inc. ADR†	12,310	$1,670,590
Google, Inc., Class A†	22,053	11,666,478

		13,337,068

Wireless Equipment — 2.9%
American Tower Corp., Class A†	29,104	1,614,690
Crown Castle International Corp.†	126,124	5,222,795
Motorola Solutions, Inc.†	7,162	342,845
QUALCOMM, Inc.	276,425	16,195,740

		23,376,070

Total Common Stock
(cost $650,276,969)		791,800,896

EXCHANGE - TRADED FUNDS — 0.2%
iShares Russell 1000 Growth Index Fund# (cost $1,641,373)	26,940	1,664,084

Total Long-Term Investment Securities
(cost $651,918,342)		793,464,980

SHORT-TERM INVESTMENT SECURITIES — 11.1%
Collective Investment Pool — 10.2%
Securities Lending Quality Trust(2)	81,962,917	81,883,192

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$7,064,000	7,064,000

Total Short-Term Investment Securities
(cost $89,026,917)		88,947,192

TOTAL INVESTMENTS
(cost $740,945,258)(4)	110.3%	882,412,172
Liabilities in excess of other assets	(10.3)	(82,389,686)

NET ASSETS —	100.0%	$800,022,486

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $43,843,283 representing 5.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $331,658 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	DKK	4,569,825	USD	861,548	06/30/2011	$–	$(20,215)

Currency Legend

DKK—Danish Krone

USD—United States Dollar

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$44,149,811	$—		$—	$44,149,811
Oil Companies - Integrated	43,006,095	1,633,425	#	—	44,639,520
Other Industries*	660,801,707	42,209,858	#	—	703,011,565
Exchange-Traded Funds	1,664,084	—		—	1,664,084
Short-Term Investment Securities:
Collective Investment Pool	—	81,883,192		—	81,883,192
Time Deposits	—	7,064,000		—	7,064,000

Total	$749,621,697	$132,790,475		$—	$882,412,172

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$20,215		$—	$20,215

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $43,843,283 representing 5.5% of net assets. See Note 2.
*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	5.9%
Collective Investment Pool	5.3
Oil Companies — Exploration & Production	4.4
Oil Companies — Integrated	4.2
Computers	3.9
Medical — Drugs	3.6
Web Portals/ISP	2.9
Diversified Manufacturing Operations	2.7
Aerospace/Defense — Equipment	2.5
Banks — Super Regional	2.4
Repurchase Agreements	2.4
Retail — Discount	2.3
Medical — Biomedical/Gene	2.3
Oil — Field Services	1.8
Aerospace/Defense	1.8
Multimedia	1.7
Applications Software	1.6
Electric — Integrated	1.6
E-Commerce/Products	1.6
Computer Services	1.5
Wireless Equipment	1.5
Cruise Lines	1.5
Insurance — Life/Health	1.5
Commercial Services — Finance	1.4
Medical — HMO	1.4
Food — Misc.	1.4
Machinery — Construction & Mining	1.4
Telephone — Integrated	1.4
Oil & Gas Drilling	1.3
Cosmetics & Toiletries	1.3
Cable/Satellite TV	1.2
Advertising Agencies	1.2
Beverages — Non-alcoholic	1.2
Electronic Components — Semiconductors	1.1
Enterprise Software/Service	1.1
Retail — Restaurants	1.1
Medical — Generic Drugs	1.1
Retail — Apparel/Shoe	1.1
Computers — Memory Devices	1.1
Retail — Regional Department Stores	1.0
Transport — Services	1.0
Hotels/Motels	1.0
Finance — Credit Card	1.0
Networking Products	1.0
Transport — Rail	1.0
Telecom Equipment — Fiber Optics	0.9
Agricultural Chemicals	0.9
Cellular Telecom	0.9
Medical Products	0.9
Insurance — Property/Casualty	0.9
Tobacco	0.7
Engines — Internal Combustion	0.7
Electronic Measurement Instruments	0.7
Oil Field Machinery & Equipment	0.6
Investment Management/Advisor Services	0.6
Industrial Gases	0.6
Retail — Drug Store	0.6
Metal — Copper	0.6
Electric Products — Misc.	0.6
Chemicals — Diversified	0.6
Pharmacy Services	0.5
Steel — Specialty	0.5
Medical — Hospitals	0.5
Coal	0.5
Retail — Building Products	0.5
E-Commerce/Services	0.5
Medical Instruments	0.4
Casino Hotels	0.4
Internet Infrastructure Software	0.4

Medical — Wholesale Drug Distribution	0.4
Paper & Related Products	0.4
Finance — Investment Banker/Broker	0.4
Banks — Fiduciary	0.4
Machinery — Farming	0.3
X-Ray Equipment	0.3
Tools — Hand Held	0.3
Apparel Manufacturers	0.3
Electronic Forms	0.2
Gold Mining	0.2
Home Decoration Products	0.2
Steel — Producers	0.2
Metal — Iron	0.2
Chemicals — Specialty	0.2

105.7%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.0%
Advertising Agencies — 1.2%
Interpublic Group of Cos., Inc.	92,300	$1,101,139

Aerospace/Defense — 1.8%
Boeing Co.	15,000	1,170,450
General Dynamics Corp.	5,800	430,476

		1,600,926

Aerospace/Defense - Equipment — 2.5%
BE Aerospace, Inc.†	9,500	355,490
Goodrich Corp.	5,200	453,908
United Technologies Corp.	17,222	1,511,575

		2,320,973

Agricultural Chemicals — 0.9%
Monsanto Co.#	7,298	518,450
Potash Corp. of Saskatchewan, Inc.	6,000	339,600

		858,050

Apparel Manufacturers — 0.3%
Coach, Inc.#	4,000	254,640

Applications Software — 1.6%
Microsoft Corp.	46,270	1,157,213
Salesforce.com, Inc.†#	2,200	334,972

		1,492,185

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	11,548	324,614

Banks - Super Regional — 2.4%
PNC Financial Services Group, Inc.	7,100	443,182
US Bancorp	28,520	730,112
Wells Fargo & Co.	36,798	1,043,959

		2,217,253

Beverages - Non-alcoholic — 1.2%
PepsiCo, Inc.	14,834	1,054,994

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	44,401	1,120,681

Casino Hotels — 0.4%
Las Vegas Sands Corp.†	9,300	386,322

Cellular Telecom — 0.9%
MetroPCS Communications, Inc.†#	20,008	358,143
NII Holdings, Inc.†	5,700	248,862
Vodafone Group PLC ADR	8,600	241,058

		848,063

Chemicals - Diversified — 0.6%
Dow Chemical Co.	5,900	213,167
E.I. du Pont de Nemours & Co.	5,700	303,810

		516,977

Chemicals - Specialty — 0.2%
Ashland, Inc.	2,018	137,910

Coal — 0.5%
Consol Energy, Inc.	2,811	144,120
Peabody Energy Corp.	4,800	294,528

		438,648

Commercial Services - Finance — 1.4%
Mastercard, Inc., Class A	1,000	287,050
Visa, Inc., Class A#	12,400	1,005,144

		1,292,194

Security Description	Shares	Value (Note 2)

Computer Services — 1.5%
Accenture PLC, Class A#	9,300	$533,727
Cognizant Technology Solutions Corp., Class A†	5,200	395,408
International Business Machines Corp.	2,853	481,957

		1,411,092

Computers — 3.9%
Apple, Inc.†	7,900	2,747,857
Dell, Inc.†	16,500	265,320
Hewlett - Packard Co.	14,551	543,916

		3,557,093

Computers - Memory Devices — 1.1%
EMC Corp.†#	33,800	962,286

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	17,085	1,144,695

Cruise Lines — 1.5%
Royal Caribbean Cruises, Ltd.†#	34,400	1,341,600

Diversified Banking Institutions — 5.9%
Bank of America Corp.	85,705	1,007,034
Citigroup, Inc.	20,073	826,004
Goldman Sachs Group, Inc.	7,607	1,070,533
JPMorgan Chase & Co.	41,984	1,815,388
Morgan Stanley	28,355	685,057

		5,404,016

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	13,000	708,890
Eaton Corp.	12,922	667,680
General Electric Co.	42,891	842,379
Honeywell International, Inc.	4,400	262,020

		2,480,969

E - Commerce/Products — 1.6%
Amazon.com, Inc.†	4,500	885,105
MercadoLibre, Inc.#	6,401	564,056

		1,449,161

E - Commerce/Services — 0.5%
priceline.com, Inc.†#	800	412,152

Electric Products - Misc. — 0.6%
Emerson Electric Co.	9,600	523,680

Electric - Integrated — 1.6%
American Electric Power Co., Inc.	6,900	263,580
Edison International#	6,900	271,584
Entergy Corp.	4,300	293,045
Exelon Corp.	7,200	301,320
NextEra Energy, Inc.	5,700	330,315

		1,459,844

Electronic Components - Semiconductors — 1.1%
Avago Technologies, Ltd.	9,100	307,489
Broadcom Corp., Class A†	10,100	363,398
Micron Technology, Inc.†#	35,900	366,180

		1,037,067

Electronic Forms — 0.2%
Adobe Systems, Inc.†	6,600	228,558

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	11,900	593,453

Engines - Internal Combustion — 0.7%
Cummins, Inc.	5,800	610,392

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service — 1.1%
Oracle Corp.	29,500	$1,009,490

Finance - Credit Card — 1.0%
American Express Co.	17,700	913,320

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.#	18,600	334,986

Food - Misc. — 1.4%
General Mills, Inc.	14,400	572,688
Kraft Foods, Inc., Class A	19,930	696,952

		1,269,640

Gold Mining — 0.2%
Newmont Mining Corp.	4,000	226,280

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.#	12,200	217,282

Hotel/Motels — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.#	15,100	920,798

Industrial Gases — 0.6%
Praxair, Inc.#	5,196	549,945

Insurance - Life/Health — 1.5%
Lincoln National Corp.#	14,383	422,141
Prudential Financial, Inc.	14,400	918,432

		1,340,573

Insurance - Property/Casualty — 0.9%
Chubb Corp.	5,700	373,863
Travelers Cos., Inc.#	7,100	440,768

		814,631

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†#	3,300	374,814

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	2,700	555,012

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.	12,000	1,269,600

Machinery - Farming — 0.3%
Deere & Co.	3,400	292,672

Medical Instruments — 0.4%
St. Jude Medical, Inc.	7,853	397,912

Medical Products — 0.9%
Covidien PLC	4,800	264,000
Johnson & Johnson	8,645	581,722

		845,722

Medical - Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†#	8,120	385,050
Amgen, Inc.†	9,000	544,860
Celgene Corp.†	7,300	444,643
Gilead Sciences, Inc.†	17,300	722,102

		2,096,655

Medical - Drugs — 3.6%
Abbott Laboratories	11,501	600,927
Allergan, Inc.#	8,300	686,659
Merck & Co., Inc.	22,796	837,753
Pfizer, Inc.	55,774	1,196,353

		3,321,692

Medical - Generic Drugs — 1.1%
Mylan, Inc.†	13,300	313,149
Teva Pharmaceutical Industries, Ltd. ADR	13,200	671,880

		985,029

Security Description	Shares	Value (Note 2)

Medical - HMO — 1.4%
UnitedHealth Group, Inc.	26,262	$1,285,525

Medical - Hospitals — 0.5%
Universal Health Services, Inc., Class B	8,300	452,267

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.#	9,000	370,980

Metal - Copper — 0.6%
Freeport - McMoRan Copper & Gold, Inc.	10,444	539,328

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.#	1,700	154,190

Multimedia — 1.7%
Time Warner, Inc.#	11,522	419,746
Walt Disney Co.#	26,200	1,090,706

		1,510,452

Networking Products — 1.0%
Cisco Systems, Inc.	35,550	597,240
Polycom, Inc.†#	5,000	287,050

		884,290

Oil & Gas Drilling — 1.3%
Ensco PLC ADR#	14,300	762,476
Nabors Industries, Ltd.†	8,600	239,854
Noble Corp.#	4,298	179,957

		1,182,287

Oil Companies - Exploration & Production — 4.4%
Anadarko Petroleum Corp.	8,600	683,872
Apache Corp.	5,080	632,968
Devon Energy Corp.	4,214	354,271
Newfield Exploration Co.†#	1,600	119,344
Occidental Petroleum Corp.	11,200	1,207,920
QEP Resources, Inc.#	5,900	256,650
SandRidge Energy, Inc.†#	22,400	253,568
Southwestern Energy Co.†#	11,400	498,978

		4,007,571

Oil Companies - Integrated — 4.2%
Chevron Corp.	11,522	1,208,773
ConocoPhillips	11,580	847,888
Exxon Mobil Corp.	16,200	1,352,214
Marathon Oil Corp.	7,000	379,190

		3,788,065

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.#	7,951	577,084

Oil - Field Services — 1.8%
Halliburton Co.#	16,000	802,400
Schlumberger, Ltd.	9,900	848,628

		1,651,028

Paper & Related Products — 0.4%
International Paper Co.#	11,332	353,785

Pharmacy Services — 0.5%
Express Scripts, Inc.†#	8,361	497,981

Retail - Apparel/Shoe — 1.1%
Guess?, Inc.#	11,600	530,352
Lululemon Athletica, Inc.†#	4,900	444,920

		975,272

Retail - Building Products — 0.5%
Lowe’s Cos., Inc.	17,402	420,084

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Discount — 2.3%
Dollar General Corp.†#	11,700	$410,319
Target Corp.#	24,572	1,217,051
Wal - Mart Stores, Inc.	8,574	473,456

		2,100,826

Retail - Drug Store — 0.6%
CVS Caremark Corp.	14,193	549,127

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.#	8,600	457,864
Macy’s, Inc.	17,300	499,624

		957,488

Retail - Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†#	1,200	346,884
McDonald’s Corp.	7,900	644,166

		991,050

Steel - Producers — 0.2%
United States Steel Corp.#	4,700	216,717

Steel - Specialty — 0.5%
Allegheny Technologies, Inc.#	6,900	462,300

Telecom Equipment - Fiber Optics — 0.9%
Corning, Inc.	42,900	864,435

Telephone - Integrated — 1.4%
AT&T, Inc.	23,114	729,478
Verizon Communications, Inc.	14,513	535,965

		1,265,443

Tobacco — 0.7%
Philip Morris International, Inc.	8,678	622,647

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.#	3,600	265,968

Transport - Rail — 1.0%
Union Pacific Corp.	8,400	881,748

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 1.0%
United Parcel Service, Inc., Class B	12,600	$925,974

Web Portals/ISP — 2.9%
Baidu, Inc. ADR†	3,400	461,414
Google, Inc., Class A†	4,050	2,142,531

		2,603,945

Wireless Equipment — 1.5%
QUALCOMM, Inc.	23,400	1,371,006

X-Ray Equipment — 0.3%
Hologic, Inc.†	13,541	291,132

Total Long-Term Investment Securities
(cost $81,246,418)		89,337,675

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Collective Investment Pool — 5.3%
Securities Lending Quality Trust (cost $4,842,955)(1)	4,842,955	4,835,840

REPURCHASE AGREEMENT — 2.4%
State Street Bank & Trust Co., Joint Repurchase Agreement (cost $2,145,000)(2)	$2,145,000	2,145,000

TOTAL INVESTMENTS
(cost $88,234,371)(3)	105.7%	96,318,515
Liabilities in excess of other assets	(5.7)	(5,204,219)

NET ASSETS —	100.0%	$91,114,296

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$5,404,016	$—	$—	$5,404,016
Other Industries*	83,933,659	—	—	83,933,659
Short-Term Investment Securities:
Collective Investment Pool	—	4,835,840	—	4,835,840
Repurchase Agreement	—	2,145,000	—	2,145,000

Total	$89,337,675	$6,980,840	$—	$96,318,515

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	28.3%
Medical — Drugs	15.9
Medical Products	10.9
Medical — HMO	6.8
Pharmacy Services	4.3
Therapeutics	4.1
Medical — Hospitals	4.0
Medical — Wholesale Drug Distribution	3.9
Medical Instruments	3.1
Medical — Generic Drugs	2.0
Instruments — Scientific	1.8
Medical Labs & Testing Services	1.7
Drug Delivery Systems	1.5
Medical Information Systems	1.4
Dialysis Centers	1.4
Registered Investment Companies	1.4
Retail — Drug Store	1.2
Diagnostic Kits	1.1
Dental Supplies & Equipment	0.9
Agricultural Chemicals	0.8
Applications Software	0.8
Heart Monitors	0.7
Physicians Practice Management	0.6
Internet Content — Information/News	0.6
Patient Monitoring Equipment	0.4
Commercial Services	0.3
Consulting Services	0.3
Disposable Medical Products	0.2
Chemicals — Diversified	0.2
Hospital Beds/Equipment	0.2
E-Commerce/Products	0.2
Insurance — Life/Health	0.1
Medical Laser Systems	0.1
Electronic Measurement Instruments	0.1
Instruments — Controls	0.1
Computer Software	0.1

101.5%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 100.1%
Agricultural Chemicals — 0.8%
Monsanto Co.	24,600	$1,747,584

Applications Software — 0.8%
Nuance Communications, Inc.†	79,200	1,739,232

Chemicals - Diversified — 0.2%
Bayer AG(1)	5,038	412,944

Commercial Services — 0.3%
HMS Holdings Corp.†	10,100	788,406

Computer Software — 0.1%
DynaVox, Inc., Class A†	23,174	172,878

Consulting Services — 0.3%
MAXIMUS, Inc.	8,600	720,680

Dental Supplies & Equipment — 0.9%
DENTSPLY International, Inc.	54,300	2,130,732

Diagnostic Kits — 1.1%
BG Medicine, Inc.†	21,500	155,875
IDEXX Laboratories, Inc.†	29,900	2,353,728

		2,509,603

Dialysis Centers — 1.4%
DaVita, Inc.†	21,600	1,815,480
Fresenius Medical Care AG & Co. KGaA(1)	18,708	1,357,991

		3,173,471

Disposable Medical Products — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	376,000	503,227

Drug Delivery Systems — 1.5%
Alkermes, Inc.†	163,300	2,991,656
Depomed, Inc.†	32,400	295,488
Nektar Therapeutics†	27,200	263,296

		3,550,440

E - Commerce/Products — 0.2%
Drugstore.com, Inc.†	94,300	357,869

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	3,700	184,519

Heart Monitors — 0.7%
HeartWare International, Inc.†	22,425	1,633,661

Hospital Beds/Equipment — 0.2%
Hill - Rom Holdings, Inc.	8,700	397,068

Instruments - Controls — 0.1%
Mettler - Toledo International, Inc.†	1,100	184,107

Instruments - Scientific — 1.8%
Thermo Fisher Scientific, Inc.†	29,900	1,956,955
Waters Corp.†	21,100	2,079,616

		4,036,571

Insurance - Life/Health — 0.1%
Odontoprev SA	16,900	305,277

Internet Content - Information/News — 0.6%
WebMD Health Corp.†	27,000	1,287,360

Medical Information Systems — 1.4%
Allscripts Healthcare Solutions, Inc.†	59,900	1,204,589
athenahealth, Inc.†	26,200	1,172,974
Cerner Corp.†	7,800	936,780

		3,314,343

Medical Instruments — 3.1%
Arthrocare Corp.†	21,587	739,355
Bruker Corp.†	44,500	877,540

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Conceptus, Inc.†	72,000	$916,560
Edwards Lifesciences Corp.†	42,600	3,779,898
Endologix, Inc.†	7,100	60,847
Intuitive Surgical, Inc.†	1,160	404,840
Thoratec Corp.†	8,600	299,022

		7,078,062

Medical Labs & Testing Services — 1.7%
Covance, Inc.†	44,900	2,642,814
Fleury SA	43,200	711,900
Laboratory Corp. of America Holdings†	4,900	494,067

		3,848,781

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	48,600	276,048

Medical Products — 10.9%
Baxter International, Inc.	72,344	4,305,915
BioMimetic Therapeutics, Inc.†	14,500	119,915
China Kanghui Holdings, Inc. ADR†	13,800	327,474
China Medical System Holdings, Ltd.(1)	1,032,000	1,065,400
Covidien PLC	92,500	5,087,500
EnteroMedics, Inc.†	73,650	184,125
Fresenius SE & Co. KGaA(1)	4,236	446,018
Henry Schein, Inc.†	39,100	2,808,162
Hospira, Inc.†	14,400	796,176
Johnson & Johnson	16,500	1,110,285
Nobel Biocare Holding AG†(1)	11,273	246,231
PSS World Medical, Inc.†	10,100	295,122
Sonova Holding AG(1)	2,516	265,685
Straumann Holding AG(1)	1,600	439,896
Stryker Corp.	74,200	4,630,080
Tornier BV†	6,300	173,565
Zimmer Holdings, Inc.†	37,800	2,561,328

		24,862,877

Medical - Biomedical/Gene — 28.3%
Acorda Therapeutics, Inc.†	33,875	1,112,794
Aegerion Pharmaceuticals, Inc.†	10,100	191,294
Alexion Pharmaceuticals, Inc.†	258,240	12,245,741
AMAG Pharmaceuticals, Inc.†	27,600	509,496
Amarin Corp PLC ADR†	71,200	1,357,784
Amgen, Inc.†	68,375	4,139,423
Amylin Pharmaceuticals, Inc.†	38,200	530,598
Arqule, Inc.†	16,900	122,018
Basilea Pharmaceutica AG†(1)	1,848	153,225
Biocon, Ltd.(1)	23,900	188,219
BioCryst Pharmaceuticals, Inc.†	23,500	81,780
Biogen Idec, Inc.†	6,600	625,218
Celgene Corp.†	75,240	4,582,868
Cubist Pharmaceuticals, Inc.†	43,200	1,664,496
Dendreon Corp.†	48,065	2,037,475
Dyadic International, Inc.†	33,700	60,660
Exelixis, Inc.†	198,000	2,302,740
Gilead Sciences, Inc.†	142,900	5,964,646
GTx, Inc.†	31,844	187,561
Halozyme Therapeutics, Inc.†	20,000	134,800
Human Genome Sciences, Inc.†	119,800	3,278,926
Illumina, Inc.†	42,600	3,070,608
Incyte Corp., Ltd.†	261,200	4,631,076
Intercell AG†(1)	8,622	68,099
InterMune, Inc.†	57,300	2,131,560
Lexicon Pharmaceuticals, Inc.†	34,200	55,746
Medicines Co.†	195,200	3,730,272
Micromet, Inc.†	17,300	107,087
Momenta Pharmaceuticals, Inc.†	34,200	684,342

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Newron Pharmaceuticals SpA†(1)	9,000	$64,653
NPS Pharmaceuticals, Inc.†	60,500	578,985
Pacific Biosciences of California, Inc.†	9,707	116,193
Regeneron Pharmaceuticals, Inc.†	57,200	3,433,144
Seattle Genetics, Inc.†	58,200	1,127,334
Sinovac Biotech, Ltd.†	43,200	161,568
Tranzyme, Inc.†	62,300	294,679
Vertex Pharmaceuticals, Inc.†	48,294	2,607,393
Vical, Inc.†	114,800	440,832

		64,775,333

Medical - Drugs — 15.9%
Achillion Pharmaceuticals, Inc.†	38,000	284,620
Allergan, Inc.	10,700	885,211
Anacor Pharmaceuticals, Inc.†	49,300	311,576
Ardea Biosciences, Inc.†	27,017	675,155
Auxilium Pharmaceuticals, Inc.†	18,900	423,171
Cadence Pharmaceuticals, Inc.†	64,400	620,816
Cardiome Pharma Corp.†	65,300	339,560
Cephalon, Inc.†	37,200	2,964,468
Elan Corp. PLC ADR†	220,900	2,114,013
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	3,696	190,371
Hikma Pharmaceuticals PLC(1)	21,600	301,915
Idenix Pharmaceuticals, Inc.†	205,900	978,025
Infinity Pharmaceuticals, Inc.†	27,750	198,690
Ironwood Pharmaceuticals, Inc.†	7,700	116,424
Jazz Pharmaceuticals, Inc.†	27,300	799,617
Lijun International Pharmaceutical Holding, Ltd.(1)	190,000	41,313
MAP Pharmaceuticals, Inc.†	24,900	423,051
Medicis Pharmaceutical Corp., Class A	3,800	142,386
Medivation, Inc.†	15,000	361,650
Merck & Co., Inc.	81,304	2,987,922
Novo Nordisk A/S, Class B(1)	6,846	859,453
Optimer Pharmaceuticals, Inc.†	20,200	293,102
Pacira Pharmaceuticals, Inc.†	18,300	261,690
Pfizer, Inc.	64,766	1,389,231
Pharmasset, Inc.†	32,200	3,290,840
Poniard Pharmaceuticals, Inc.†	96,100	23,064
Ranbaxy Laboratories, Ltd.(1)	29,600	361,209
Rigel Pharmaceuticals, Inc.†	52,100	432,430
Roche Holding AG(1)	12,399	2,182,429
Salix Pharmaceuticals, Ltd.†	14,400	576,432
Sanofi(1)	2,900	230,084
Savient Pharmaceuticals, Inc.†	7,500	63,675
Shire PLC(1)	26,700	844,662
Shire PLC ADR	9,132	872,928
Sun Pharmaceuticals Industries, Ltd.(1)	23,000	243,000
Swedish Orphan Biovitrum AB†	19,100	69,016
Swedish Orphan Biovitrum, Class B†(1)	76,400	290,712
Targacept, Inc.†	12,800	288,000
UCB SA	10,649	505,494
Valeant Pharmaceuticals International, Inc.	142,433	7,457,792
Vectura Group PLC†(1)	132,000	166,203
XenoPort, Inc.†	83,100	644,025

		36,505,425

Medical - Generic Drugs — 2.0%
Impax Laboratories, Inc.†	30,900	829,665
Par Pharmaceutical Cos., Inc.†	3,800	130,568
Sawai Pharmaceutical Co., Ltd.(1)	13,600	1,349,104
Simcere Pharmaceutical Group ADR†	32,100	381,990
Teva Pharmaceutical Industries, Ltd. ADR	22,635	1,152,121
Towa Pharmaceutical Co., Ltd.(1)	14,800	825,468

		4,668,916

Security Description	Shares	Value (Note 2)

Medical - HMO — 6.8%
AMERIGROUP Corp.†	55,200	$3,914,232
Amil Participacoes SA	9,500	118,979
Centene Corp.†	74,100	2,578,680
Triple - S Management Corp., Class B†	34,757	765,697
UnitedHealth Group, Inc.	65,600	3,211,120
WellCare Health Plans, Inc.†	32,400	1,595,700
WellPoint, Inc.	43,700	3,416,029

		15,600,437

Medical - Hospitals — 4.0%
Bangkok Dusit Medical Services PCL(4)	704,400	1,226,307
Community Health Systems, Inc.†	54,200	1,552,288
Fortis Healthcare, Ltd.†(1)	120,600	433,727
HCA Holdings, Inc.†	30,900	1,078,101
Health Management Associates, Inc., Class A†	100,000	1,140,000
Select Medical Holdings Corp.†	52,057	494,541
Universal Health Services, Inc., Class B	58,000	3,160,420

		9,085,384

Medical - Wholesale Drug Distribution — 3.9%
AmerisourceBergen Corp.	81,600	3,363,552
McKesson Corp.	53,200	4,554,452
Profarma Distribuidora de Produtos Farmaceuticos SA	69,300	654,457
Sinopharm Group Co., Ltd. Class H(1)	72,000	257,605

		8,830,066

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	39,800	838,984

Pharmacy Services — 4.3%
Catalyst Health Solutions, Inc.†	31,414	1,917,196
Express Scripts, Inc.†	53,100	3,162,636
SXC Health Solutions Corp.†	80,500	4,744,670

		9,824,502

Physicians Practice Management — 0.6%
Mednax, Inc.†	19,800	1,487,970

Retail - Drug Store — 1.2%
CVS Caremark Corp.	34,149	1,321,225
Raia SA†	25,200	447,059
Shanghai Pharmaceuticals Holding Co., Ltd. Class H†	357,000	1,048,873

		2,817,157

Therapeutics — 4.1%
Allos Therapeutics, Inc.†	49,300	108,460
AVANIR Pharmaceuticals Inc., Class A†	416,300	1,877,513
BioMarin Pharmaceutical, Inc.†	93,400	2,636,682
ISTA Pharmaceuticals, Inc.†	10,100	93,829
Neurocrine Biosciences, Inc.†	83,035	685,039
Onyx Pharmaceuticals, Inc.†	24,800	1,052,760
Pharmacyclics, Inc.†	89,700	633,282
Theravance, Inc.†	48,600	1,269,918
Warner Chilcott PLC, Class A	19,300	465,323
YM Biosciences, Inc.†	187,200	651,456

		9,474,262

Total Common Stock
(cost $170,129,065)		229,124,176

WARRANTS† — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(2)(3)(5)	82,200	367
EnteroMedics, Inc Expires 06/13/16 (Strike price $2.19)(2)(3)(5)	42,300	47,490

		47,857

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

WARRANTS† (continued)
Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77(2)(3)(5)	13,050	$5,664
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	37,052

		42,716

Total Warrants
(cost $13,092)		90,573

Total Long-Term Investment Securities
(cost $170,142,157)		229,214,749

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T. Rowe Price Reserve Investment Fund (cost $3,180,067)	3,180,067	3,180,067

TOTAL INVESTMENTS
(cost $173,322,224)(6)	101.5%	232,394,816
Liabilities in excess of other assets	(1.5)	(3,325,843)

NET ASSETS	100.0%	$229,068,973

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $13,788,843 representing 6.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $90,573 representing 0.0% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the Health Sciences Fund held the following restricted securities:

Name	Acquisi tion Date	Shares	Acquisi tion Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc. Expires 10/05/16 Strike Price $2.77 (Warrant)	10/5/2009	13,050	$1,631	$5,664	$0.43	0.0%
Cadence Pharmaceuticals, Inc. Expires 02/18/14 Strike Price $7.84 (Warrant)	2/18/2009	9,484	1,186	37,052	3.91	0.0%
EnteroMedics, Inc. Expires 02/23/13 Strike Price $8.28 (Warrant)	2/23/2009	82,200	10,275	367	0.00	0.0%
EnteroMedics, Inc. Expires 06/13/16 Strike Price $2.19 (Warrant)	12/09/2010	42,300	—	47,490	1.12	0.0%

				$90,573		0.0%

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVR—Contingent Value Rights

Open call option contracts written at May 31, 2011 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Alexion Pharmaceuticals, Inc.	Aug-11	$50.00	16	$1,976	$3,280	$(1,304)
Allergan, Inc.	Jan-12	80.00	19	6,973	15,960	(8,987)
Amgen, Inc.	Jan-12	67.50	55	7,205	7,645	(440)
Biogen Idec, Inc.	Jan-12	90.00	38	8,626	44,840	(36,214)
Biogen Idec, Inc.	Jan-12	115.00	19	10,203	5,225	4,978
Catalyst Health Solutions, Inc.	Jun-11	60.00	22	5,984	4,840	1,144
Celgene Corp.	Jul-11	57.50	38	7,676	16,530	(8,854)
Celgene Corp.	Jul-11	60.00	19	2,451	4,940	(2,489)
Celgene Corp.	Jul-11	67.50	76	8,892	2,052	6,840
Celgene Corp.	Jan-12	75.00	77	20,944	6,545	14,399
Cephalon, Inc.	Aug-11	65.00	19	4,408	29,830	(25,422)
Cephalon, Inc.	Aug-11	70.00	75	11,025	79,500	(68,475)
Community Health Systems, Inc.	Sep-11	35.00	75	15,902	5,250	10,652
Community Health Systems, Inc.	Jun-11	40.00	112	14,310	1,120	13,190
Covance, Inc.	Aug-11	70.00	37	5,299	1,850	3,449
Express Scripts, Inc.	Jan-12	70.00	19	4,275	2,565	1,710
Human Genome Sciences, Inc.	Oct-11	30.00	145	27,984	24,795	3,189
Human Genome Sciences, Inc.	Oct-11	35.00	37	4,714	2,146	2,568
Illumina, Inc.	Jun-11	75.00	56	6,838	3,640	3,198
Illumina, Inc.	Jan-12	90.00	7	1,624	1,505	119
Incyte Corp.	Jun-11	20.00	75	8,301	2,250	6,051
Intuitive Surgical, Inc.	Jan-12	300.00	11	32,017	73,810	(41,793)
Monsanto Co.	Oct-11	82.50	70	7,901	9,170	(1,269)
Monsanto Co.	Jan-12	80.00	73	22,046	24,090	(2,044)
Monsanto Co.	Jan-12	85.00	55	22,110	11,605	10,505
Stryker Corp.	Sep-11	65.00	36	6,843	6,300	543

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Stryker Corp.	Jan-12	$70.00	151	$31,262	$26,425	$4,837
Teva Pharmaceutical Incustries,Ltd. ADR	Jun-11	57.50	76	10,336	228	10,108
Unitedhealth Group, Inc.	Dec-11	55.00	70	10,220	10,710	(490)
Unitedhealth Group, Inc.	Jan-12	50.00	112	11,989	42,000	(30,011)
Valeant Pharmaceuticals Internationals, Inc.	Jul-11	45.00	37	4,859	33,300	(28,441)
Valeant Pharmaceuticals Internationals, Inc.	Jan-12	60.00	75	23,025	32,250	(9,225)
Vertex Pharmaceuticals, Inc.	Jul-11	55.00	56	7,112	17,360	(10,248)
Vertex Pharmaceuticals, Inc.	Jul-11	60.00	56	9,165	8,120	1,045
Waters Corp.	Nov-11	115.00	37	5,260	5,365	(105)

			1,951	$389,755	$567,041	$(177,286)

Open put option contracts written at May 31, 2011 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-12	$55.00	19	$17,518	$10,165	$7,353
Acorda Therapeutics, Inc.	Jan-12	25.00	47	24,534	10,105	14,429
Agilent Technologies, Inc.	Jan-12	45.00	19	14,384	6,175	8,209
Allscripts Healthcare Solutions	Jan-12	25.00	75	34,876	44,250	(9,374)
Amag Pharmaceuticals, Inc.	Jan-12	20.00	30	12,817	12,900	(83)
Amerisourcebergen Corp.	Jan-12	40.00	75	51,524	19,875	31,649
Amerisourcebergen Corp.	Jan-12	45.00	75	50,964	41,250	9,714
Amerisourcebergen Corp.	Jan-12	50.00	54	48,599	51,840	(3,241)
Amgen, Inc.	Jul-11	60.00	7	3,529	987	2,542
Amgen, Inc.	Jan-12	57.50	11	6,559	3,630	2,929
Amgen, Inc.	Jan-12	60.00	34	26,793	14,960	11,833
Amylin Pharmaceuticals, Inc.	Jan-12	12.50	19	5,738	3,192	2,546
Amylin Pharmaceuticals, Inc.	Jan-12	20.00	18	11,106	14,130	(3,024)
Amylin Pharmaceuticals, Inc.	Jan-12	25.00	20	13,700	27,300	(13,600)
Athenahealth, Inc.	Sep-11	49.00	38	38,645	29,260	9,385
Baxter International, Inc.	Jan-12	50.00	19	10,108	2,755	7,353
Becton, Dickinson and Co.	Jun-11	90.00	19	19,942	6,270	13,672
Biogen Idec, Inc.	Jan-12	75.00	38	21,926	9,880	12,046
Biogen Idec, Inc.	Jan-12	90.00	38	45,865	26,220	19,645
Biogen Idec, Inc.	Jan-12	95.00	38	57,645	35,340	22,305
Biogen Idec, Inc.	Jan-12	100.00	26	23,122	31,460	(8,338)
Biogen Idec, Inc.	Jan-12	105.00	23	24,991	35,420	(10,429)
Biogen Idec, Inc.	Jan-12	110.00	20	25,440	38,200	(12,760)
Boston Scientific Corp.	Jan-12	12.50	19	9,918	10,450	(532)
Bristol Myers Squibb Co.	Jan-12	27.50	56	16,128	9,240	6,888
Cardinal Health, Inc.	Jan-12	45.00	75	53,774	27,750	26,024
Celgene Corp.	Jul-11	50.00	4	1,378	76	1,302
Celgene Corp.	Jul-11	57.50	19	8,398	1,710	6,688
Celgene Corp.	Jan-12	55.00	19	14,668	5,662	9,006
Celgene Corp.	Jan-12	60.00	26	23,372	12,480	10,892
Celgene Corp.	Jan-12	65.00	26	31,264	19,240	12,024
Celgene Corp.	Jan-12	70.00	36	54,791	38,880	15,911
Cerner Corp.	Jan-12	100.00	20	24,940	7,200	17,740
Community Health Systems, Inc.	Sep-11	33.00	19	7,923	10,830	(2,907)
Covance, Inc.	Aug-11	65.00	30	27,509	27,900	(391)
Covidien PLC	Jul-11	50.00	56	35,811	1,680	34,131
Covidien PLC	Jul-11	52.50	56	42,951	3,640	39,311
Covidien PLC	Jul-11	55.00	19	17,803	2,850	14,953
Covidien PLC	Jul-11	60.00	7	6,909	3,990	2,919
Cubist Pharmaceuticals, Inc.	Jan-12	25.00	1	497	90	407
CVS Caremark Corp.	Jan-12	40.00	37	21,756	13,690	8,066
Davita, Inc.	Jul-11	70.00	19	9,921	475	9,446
Davita, Inc.	Jul-11	75.00	19	15,143	1,520	13,623
Dendreon Corp.	Jan-12	60.00	27	47,665	51,030	(3,365)
Dentsply International, Inc.	Oct-11	45.00	94	74,256	62,040	12,216
Depomed, Inc.	Jun-11	7.50	75	16,275	750	15,525
Depomed, Inc.	Sep-11	10.00	56	15,795	9,800	5,995
Edwards Lifesciences Corp.	Jan-12	90.00	37	37,998	35,890	2,108
Edwards Lifesciences Corp.	Jan-12	95.00	109	122,841	138,430	(15,589)
Express Scripts, Inc.	Jan-12	57.50	30	20,910	12,000	8,910
Express Scripts, Inc.	Jan-12	60.00	23	22,295	11,730	10,565

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Express Scripts, Inc.	Jan-12	$65.00	41	$43,226	$33,005	$10,221
Forest Laboratories, Inc.	Jan-12	35.00	37	17,390	8,880	8,510
Gilead Sciences, Inc.	Jan-12	40.00	8	3,872	2,152	1,720
Gilead Sciences, Inc.	Jan-12	44.00	28	15,386	13,160	2,226
Gilead Sciences, Inc.	Jan-12	45.00	56	35,997	29,680	6,317
Henry Schein, Inc.	Jul-11	65.00	19	10,013	855	9,158
Hospira, Inc.	Jan-12	60.00	9	7,200	6,390	810
Human Genome Sciences, Inc.	Oct-11	25.00	7	1,309	1,169	140
Human Genome Sciences, Inc.	Jan-12	25.00	22	9,859	5,390	4,469
Humana, Inc.	Jan-12	60.00	115	136,405	18,400	118,005
Humana, Inc.	Jan-12	70.00	75	70,494	27,750	42,744
Illumina, Inc.	Jan-12	60.00	27	29,359	9,180	20,179
Intermune, Inc.	Jul-11	40.00	54	48,540	28,890	19,650
Intermune, Inc.	Jan-12	40.00	19	18,172	17,100	1,072
Intermune, Inc.	Jan-12	45.00	94	116,324	114,680	1,644
Intermune, Inc.	Jan-12	50.00	75	73,811	124,125	(50,314)
Intermune, Inc.	Jan-12	55.00	51	56,521	107,100	(50,579)
Intuitive Surgical, Inc.	Jan-12	260.00	4	19,473	3,560	15,913
Intuitive Surgical, Inc.	Jan-12	300.00	4	17,981	7,160	10,821
Jazz Pharmaceuticals, Inc.	Jan-12	25.00	56	30,631	17,920	12,711
Jazz Pharmaceuticals, Inc.	Jan-12	30.00	38	32,565	22,420	10,145
Jazz Pharmaceuticals, Inc.	Jan-12	35.00	30	25,710	25,200	510
Jazz Pharmaceuticals, Inc.	Jan-12	40.00	30	30,796	41,700	(10,904)
Johnson & Johnson	Jan-12	65.00	37	27,347	10,804	16,543
Johnson & Johnson	Jan-12	67.50	56	50,231	22,680	27,551
Life Technologies Corp.	Jan-12	50.00	15	14,725	5,400	9,325
Life Technologies Corp.	Jan-12	60.00	75	70,836	72,750	(1,914)
Maximus, Inc.	Oct-11	85.00	75	88,763	57,000	31,763
Mckesson Corp.	Jan-12	80.00	37	62,508	15,170	47,338
Mckesson Corp.	Jan-12	85.00	19	27,018	11,590	15,428
Medco Health Solutions, Inc.	Jan-12	60.00	71	44,522	36,210	8,312
Medicines Company	Jul-11	15.00	45	11,227	4,950	6,277
Medicines Company	Jul-11	17.00	57	13,509	8,265	5,244
Medicis Pharmaceutical, Class A	Jan-12	35.00	56	29,319	18,480	10,839
Mednax, Inc.	Nov-11	75.00	56	57,058	29,680	27,378
Medtronic, Inc.	Jan-12	35.00	40	25,680	5,160	20,520
Medtronic, Inc.	Jan-12	40.00	38	24,139	11,590	12,549
Monsanto Co.	Jan-12	62.50	48	63,757	18,240	45,517
Monsanto Co.	Jan-12	65.00	37	44,489	17,390	27,099
Monsanto Co.	Jan-12	70.00	48	67,307	32,880	34,427
Monsanto Co.	Jan-12	75.00	7	10,083	6,720	3,363
Monsanto Co.	Jan-12	80.00	25	37,601	32,375	5,226
Mylan, Inc.	Jan-12	22.50	1	467	178	289
Mylan, Inc.	Jan-12	25.00	56	20,412	17,080	3,332
Orexigen Therapeutics, Inc.	Jul-11	10.00	31	10,907	22,940	(12,033)
Perrigo Co.	Jan-12	80.00	23	29,945	14,490	15,455
Pfizer, Inc.	Jan-12	20.00	301	95,063	31,605	63,458
Pfizer, Inc.	Jan-12	22.50	257	127,935	58,339	69,596
Pfizer, Inc.	Jan-12	25.00	375	228,576	165,000	63,576
Quest Diagnostics, Inc.	Jan-12	55.00	19	10,108	5,320	4,788
Quest Diagnostics, Inc.	Jan-12	60.00	23	19,021	12,190	6,831
Quest Diagnostics, Inc.	Jan-12	65.00	59	56,899	58,410	(1,511)
Regeneron Pharmaceuticals, Inc.	Nov-11	50.00	37	33,373	18,130	15,243
Salix Pharmaceuticals, Ltd.	Jan-12	50.00	23	27,300	32,660	(5,360)
Sanofi CVR	Jan-12	75.00	27	11,394	270	11,124
Savient Pharmaceuticals, Inc.	Jan-12	15.00	112	54,656	98,560	(43,904)
St Jude Medical, Inc.	Jan-12	45.00	36	20,412	8,460	11,952
Stryker Corp.	Sep-11	65.00	30	19,252	13,800	5,452
Stryker Corp.	Jan-12	60.00	41	37,941	15,990	21,951
Stryker Corp.	Jan-12	65.00	19	17,556	12,160	5,396
Stryker Corp.	Jan-12	70.00	19	22,838	18,620	4,218
SXC Health Solutions Corp.	Jul-11	50.00	22	18,084	1,760	16,324
Teva Pharmaceutical Incustries,Ltd. ADR	Jun-11	52.50	26	9,229	4,966	4,263
Teva Pharmaceutical Incustries,Ltd. ADR	Jan-12	52.50	22	16,489	10,450	6,039
Unitedhealth Group, Inc.	Jan-12	35.00	42	36,183	3,486	32,697
Unitedhealth Group, Inc.	Jan-12	40.00	22	19,096	3,410	15,686
Unitedhealth Group, Inc.	Jan-12	45.00	37	20,979	10,915	10,064
Unitedhealth Group, Inc.	Jan-12	50.00	37	31,593	19,425	12,168

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2011	Unrealized Appreciation/ (Depreciation)
Valeant Pharmaceuticals Internationals, Inc.	Jan-12	$65.00	23	$26,262	$1,955	$24,307
Vertex Pharmaceuticals, Inc.	Jul-11	55.00	21	7,270	8,610	(1,340)
Warner Chilcott PLC, Class A	Oct-11	25.00	56	16,352	14,280	2,072
Waters Corp.	Aug-11	80.00	37	29,673	2,220	27,453
Watson Pharmaceuticals, Inc.	Jan-12	70.00	75	95,773	63,750	32,023
Wellpoint, Inc.	Jan-12	65.00	26	21,591	6,188	15,403
Zimmer Holdings, Inc.	Jun-11	50.00	19	10,025	190	9,835
Zimmer Holdings, Inc.	Jan-12	65.00	29	21,657	11,890	9,767
Zimmer Holdings, Inc.	Jan-12	70.00	56	55,296	36,400	18,896

			5,556	$4,273,974	$2,883,884	$1,390,090

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$22,399,647	$2,463,230	#	$—	$24,862,877
Medical - Biomedical/Gene	64,301,137	474,196	#	—	64,775,333
Medical - Drugs	30,794,074	5,711,351	#	—	36,505,425
Medical - HMO	15,600,437	—		—	15,600,437
Other Industries*	81,013,731	6,366,373	#	—	87,380,104
Warrants	—	37,052		53,521	90,573
Short-Term Investment Securities:
Registered Investment Companies	—	3,180,067		—	3,180,067
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	98,525	—		—	98,525
Put Option Contracts Written - Appreciation	1,651,582	—		—	1,651,582

Total	$215,859,133	$18,232,269		$53,521	$234,144,923

LIABILITIES:
Other Financial Instruments:+
Call Option Contracts Written - Depreciation	275,811	—		—	275,811
Put Option Contracts Written - Depreciation	261,492				261,492

Total	$537,303	$—		$—	$537,303

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $13,788,843 representing 6.0% of net assets. See Note 2.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Warrants
Balance as of 5/31/2010	$135,905	$28,566
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	—	24,955
Net purchases(sales)	(135,905)	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/2011	$—	$53,521

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Convertible Preferred Stock	Warrants
$—	$24,955

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

United States Treasury Bonds	33.1%
United States Treasury Notes	20.9
Sovereign	8.9
Banks — Commercial	7.9
Diversified Banking Institutions	6.2
Insurance — Life/Health	4.0
Banks — Super Regional	3.0
Time Deposits	2.7
Finance — Investment Banker/Broker	2.5
Insurance — Multi-line	2.2
Banks — Money Center	1.6
Diversified Financial Services	1.4
Special Purpose Entities	0.9
Finance — Consumer Loans	0.7
Gold Mining	0.6
Oil Companies — Exploration & Production	0.3
Metal — Diversified	0.3
Diversified Manufacturing Operations	0.3
Telecom Services	0.3
Finance — Auto Loans	0.3
Oil Companies — Integrated	0.3
Banks — Mortgage	0.3
Electric — Integrated	0.2
Oil & Gas Drilling	0.2
Pipelines	0.2
Real Estate Investment Trusts	0.1
Metal — Aluminum	0.1
Office Automation & Equipment	0.1

99.6%

Credit Quality†#

Government — Treasury	63.8%
AAA	8.6
AA	8.9
A	10.5
BBB	5.2
BB	1.2
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 23.4%
Banks - Commercial — 3.7%
BNP Paribas LLC FRS Bank Guar. Notes 2.45% due 04/03/17	$674,000	$666,242
BNP Paribas US FRS Bank Guar. Notes 3.58% due 03/23/12(1)	3,000,000	3,092,400
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	1,500,000	1,407,638
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.80% due 04/01/13	1,206,000	1,206,236
National City Bank FRS Sub. Notes 0.68% due 06/07/17	1,580,000	1,487,069
Regions Financial Corp. FRS Senior Notes 0.48% due 06/26/12	1,100,000	1,069,849
Sky Financial Capital Trust I Notes 9.34% due 05/01/30	1,000,000	1,020,000
SunTrust Bank FRS Sub. Notes 0.55% due 08/24/15	1,000,000	951,142
SunTrust Bank FRS Sub. Notes 0.60% due 04/01/15	2,000,000	1,911,386

		12,811,962

Banks - Money Center — 0.6%
RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(2)	50,000	37,500
UBS Preferred Funding Trust II FRS Sub. Notes 7.25% due 06/27/11(2)	2,000,000	2,004,976

		2,042,476

Banks - Super Regional — 2.3%
Bank of America NA FRS Sub. Notes 0.59% due 06/15/16	2,000,000	1,882,732
Bank of America NA FRS Sub. Notes 0.61% due 06/15/17	2,000,000	1,890,634
Fifth Third Bancorp FRS Sub. Notes 0.73% due 12/20/16	1,000,000	925,839
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 07/11/11(2)	1,500,000	1,388,250
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/21	2,000,000	1,962,400

		8,049,855

Diversified Banking Institutions — 5.5%
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	1,000,000	1,009,734
Citigroup, Inc. FRS Senior Notes 0.55% due 11/05/14	1,475,000	1,431,291
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13	5,000,000	5,000,000

Security Description	Principal Amount(6)		Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. FRS Senior Notes 1.27% due 02/07/14		$900,000	$892,840
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/21		1,000,000	1,004,091
JPMorgan Chase & Co. FRS Senior Notes 4.76% due 04/28/20		2,000,000	2,064,400
Morgan Stanley FRS Senior Notes 0.76% due 10/15/15		2,000,000	1,919,950
Morgan Stanley FRS Senior Notes 1.87% due 01/24/14		400,000	404,167
Morgan Stanley FRS Senior Notes 2.76% due 05/14/13		1,000,000	1,029,246
Morgan Stanley FRS Senior Notes 4.11% due 06/01/11		150,000	150,000
Morgan Stanley FRS Senior Notes 4.46% due 11/01/13		1,150,000	1,210,019
Morgan Stanley Senior Notes 5.40% due 05/15/15*	BRL	1,632,500	1,033,149
Morgan Stanley FRS Senior Notes 6.50% due 04/25/23		2,000,000	2,019,964

			19,168,851

Diversified Financial Services — 1.4%
General Electric Capital Corp. FRS Senior Notes 0.92% due 04/07/14		800,000	799,806
General Electric Capital Corp. FRS Senior Notes 1.14% due 05/09/16		1,000,000	1,000,028
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/20		2,000,000	1,979,902
ZFS Finance USA Trust II FRS Bonds 6.45% due 12/15/65*		1,000,000	1,045,000

			4,824,736

Diversified Manufacturing Operations — 0.3%
GE Capital Trust I FRS Sub. Notes 6.38% due 11/15/67		1,000,000	1,038,750

Electric - Integrated — 0.1%
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*		375,000	379,385

Finance - Auto Loans — 0.3%
Ford Motor Credit Co. LLC FRS Senior Notes 3.03% due 01/13/12		1,000,000	1,006,340

Finance - Consumer Loans — 0.3%
SLM Corp. FRS Senior Notes 3.66% due 04/01/14		1,000,000	994,030

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker — 2.5%
Citigroup Funding, Inc. FRS Company Guar. Notes 4.02% due 05/28/13	$5,000,000	$5,154,000
Citigroup Funding, Inc. FRS Company Guar. Notes 5.18% due 03/30/20	3,000,000	3,055,200
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 04/14/11(4)(9)	400,000	98,000
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 06/10/14(3)(4)	578,000	148,112
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 11/01/14(3)(4)	1,000,000	245,000

		8,700,312

Insurance - Life/Health — 3.0%
John Hancock Life Insurance Co. FRS Company Guar. Notes 4.41% due 08/15/11	1,000,000	1,001,000
Pacific Life Global Funding FRS Bonds 4.29% due 02/06/16*	300,000	303,018
Principal Life Income Funding Trusts FRS Senior Sec. Notes 3.51% due 03/01/12	4,390,000	4,433,285
Principal Life Income Funding Trusts FRS Senior Sec. Notes 3.92% due 07/15/11	2,464,000	2,468,830
Protective Life Secured Trusts FRS Senior Sec. Notes 4.19% due 09/10/11	170,000	170,000
Prudential Financial, Inc. FRS Senior Notes 5.43% due 05/23/18	2,000,000	1,955,760

		10,331,893

Insurance - Multi-line — 2.1%
Genworth Financial, Inc. FRS Jr. Sub. Notes 6.15% due 11/15/66	1,000,000	772,500
ING Capital Funding Trust III FRS Company Guar. Notes 3.91% due 09/30/11(2)	1,000,000	964,951
Monumental Global Funding III FRS Senior Sec. Notes 4.29% due 05/22/18*	5,000,000	5,517,682

		7,255,133

Metal - Aluminum — 0.1%
Alcoa, Inc. Bonds 5.90% due 02/01/27	465,000	477,459

Office Automation & Equipment — 0.1%
Xerox Corp. FRS Senior Notes 1.08% due 05/16/14	300,000	301,226

Pipelines — 0.2%
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	750,000	758,257

Security Description	Principal Amount(6)	Value (Note 2)

Special Purpose Entities — 0.6%
Genworth Global Funding Trusts FRS Sec. Notes 0.40% due 05/15/12	$1,000,000	$996,025
Hartford Life Institutional Funding FRS Senior Sec. Notes 0.58% due 08/15/13*	250,000	247,217
Strats-Daimler Chrysler FRS Bonds 3.16% due 11/15/13*	1,000,000	993,160

		2,236,402

Telecom Services — 0.3%
Qwest Corp. FRS Senior Notes 3.56% due 06/15/13	1,000,000	1,027,500

Total U.S. Corporate Bonds & Notes
(cost $81,164,862)		81,404,567

FOREIGN CORPORATE BONDS & NOTES — 8.5%
Banks - Commercial — 4.2%
Banco Bradesco SA FRS Senior Notes 2.36% due 05/16/14*	1,500,000	1,512,016
Barclays Bank PLC FRS Senior Notes 3.61% due 02/25/13	3,000,000	3,088,800
Barclays Bank PLC FRS Senior Notes 4.50% due 03/10/17	2,000,000	1,968,800
Barclays Bank PLC FRS Sub. Notes 7.38% due 12/15/11*(2)	2,000,000	2,033,000
BBVA US Senior SAU FRS Company Guar. Notes 2.39% due 05/16/14	500,000	501,810
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41	625,000	629,744
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/14*	3,800,000	3,892,340
Standard Chartered PLC FRS Senior Notes 1.21% due 05/12/14*	1,000,000	999,036

		14,625,546

Banks - Money Center — 1.0%
ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/14*	1,000,000	1,021,502
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14	414,000	421,153
Royal Bank of Scotland NV FRS Company Guar. Notes 5.00% due 03/31/18	2,000,000	1,940,000

		3,382,655

Banks - Mortgage — 0.3%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.85% due 04/25/14	1,000,000	999,456

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(6)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.7%
UBS AG FRS Senior Notes 1.27% due 01/28/14		$500,000	$504,094
UBS AG FRS Notes 4.78% due 04/09/20(5)		2,000,000	1,940,000

			2,444,094

Gold Mining — 0.6%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40		540,000	554,521
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		1,500,000	1,459,851

			2,014,372

Insurance - Life/Health — 0.3%
Dai-ichi Life Insurance Co., Ltd. FRS Sub. Notes 7.25% due 07/25/21*(2)		1,000,000	1,018,630

Metal - Diversified — 0.3%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/17		1,000,000	1,101,746

Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 3.25% due 03/15/16		800,000	815,702

Oil Companies - Exploration & Production — 0.3%
Nexen, Inc. Senior Notes 7.50% due 07/30/39		1,000,000	1,171,082

Oil Companies - Integrated — 0.3%
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*		1,000,000	1,005,799

Special Purpose Entity — 0.3%
Swiss Re Capital I LP FRS Company Guar. Notes 6.85% due 05/25/16*(2)		1,000,000	1,000,657

Total Foreign Corporate Bonds & Notes
(cost $29,385,439)			29,579,739

FOREIGN GOVERNMENT AGENCIES — 8.9%
Sovereign — 8.9%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,305,000	2,932,797
Government of Australia Bonds 2.50% due 09/20/30	AUD	1,250,000	1,369,269
Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	14,408,472
Government of Canada Bonds 1.50% due 12/01/44	CAD	5,162,550	6,079,111
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,310,130	6,069,683

Total Foreign Government Agencies
(cost $25,911,158)			30,859,332

Security Description	Principal Amount/ Shares(6)	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 54.0%
United States Treasury Bonds — 33.1%
1.13% due 01/15/21 TIPS(7)	$9,191,070	$9,503,419
1.38% due 01/15/20 TIPS(7)	6,198,420	6,620,688
1.75% due 01/15/28 TIPS(7)	16,954,965	17,675,551
1.88% due 07/15/19 TIPS(7)	1,569,405	1,750,376
2.00% due 01/15/26 TIPS(7)	9,015,736	9,817,992
2.13% due 02/15/40 TIPS(7)	4,547,752	4,890,252
2.13% due 02/15/41 TIPS(7)	510,220	548,407
2.38% due 01/15/25 TIPS(7)	3,555,450	4,065,714
2.50% due 01/15/29 TIPS(7)	8,844,335	10,252,521
2.63% due 07/15/17 TIPS(7)	8,623,040	10,031,691
3.63% due 04/15/28 TIPS(7)	12,430,890	16,340,790
3.88% due 04/15/29 TIPS(7)	17,326,230	23,680,088

		115,177,489

United States Treasury Notes — 20.9%
0.50% due 04/15/15 TIPS(7)	11,339,350	11,874,431
1.25% due 04/15/14 TIPS(7)	12,667,080	13,520,132
1.38% due 07/15/18 TIPS(7)	8,702,148	9,413,958
1.63% due 01/15/15 TIPS(7)	3,170,592	3,454,956
1.88% due 07/15/15 TIPS(7)	12,633,720	13,998,755
2.00% due 07/15/14 TIPS(7)	5,925,750	6,506,752
2.00% due 01/15/16 TIPS(7)	3,376,680	3,764,998
2.38% due 01/15/17 TIPS(7)	4,431,080	5,052,814
3.38% due 01/15/12 TIPS(7)	5,032,480	5,189,745

		72,776,541

Total U.S. Government Treasuries
(cost $173,847,507)		187,954,030

PREFERRED STOCK — 2.1%
Banks - Super Regional — 0.7%
KeyCorp Capital X 8.00%	64,052	1,655,104
US Bancorp FRS 3.50%(2)	1,000	854,000

		2,509,104

Electric - Integrated — 0.1%
Southern California Edison Co. FRS 5.87%	5,000	503,500

Finance - Consumer Loans — 0.4%
SLM Corp. FRS 5.16%	53,000	1,209,990

Insurance - Life/Health — 0.7%
Principal Financial Group, Inc. FRS 5.56%	23,500	2,320,625

Insurance - Multi-line — 0.1%
Allianz SE 8.38%(2)	10,000	257,500

Real Estate Investment Trusts — 0.1%
Vornado Realty Trust 6.88%	20,000	502,000

Total Preferred Stock
(cost $6,974,411)		7,302,719

Total Long-Term Investment Securities
(cost $317,283,377)		337,100,387

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11 (cost $9,472,000)	$9,472,000	$9,472,000

TOTAL INVESTMENTS
(cost $326,755,377)(8)	99.6%	346,572,387
Other assets less liabilities	0.4	1,374,113

NET ASSETS —	100.0%	$347,946,500

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $23,461,442 representing 6.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $3,092,400 representing 0.9% of net assets.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(6)	In United States dollars unless otherwise indicated.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Bond is in default and did not pay principal at maturity.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$61,076,167	$20,328,400	$81,404,567
Foreign Corporate Bonds & Notes	—	20,642,139	8,937,600	29,579,739
Foreign Government Agencies	—	30,859,332	—	30,859,332
U.S. Government Treasuries	—	187,954,030	—	187,954,030
Preferred Stock	7,302,719	—	—	7,302,719
Short-Term Investment Securities:
Time Deposits	—	9,472,000	—	9,472,000

Total	$7,302,719	$310,003,668	$29,266,000	$346,572,387

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2010	$9,668,750	$6,733,800
Accrued discounts/premiums	(12,905)	(9,491)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	506,055	223,291
Net purchases (sales)	5,012,500	1,990,000
Transfers in and/or out of Level 3(2)	5,154,000	—

Balance as of 5/31/2011	$20,328,400	$8,937,600

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$506,055	$223,291

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Banks — Commercial	8.0%
Collective Investment Pool	7.8
Exchange — Traded Funds	5.5
Oil Companies — Integrated	5.4
Medical — Drugs	5.4
Diversified Banking Institutions	4.7
Telephone — Integrated	3.4
Diversified Minerals	3.4
Electric — Integrated	3.4
Auto — Cars/Light Trucks	3.4
Chemicals — Diversified	2.8
Food — Misc.	2.6
Brewery	2.2
Insurance — Multi-line	2.0
Food — Retail	1.5
Real Estate Investment Trusts	1.5
Insurance — Life/Health	1.4
Time Deposits	1.4
Metal — Diversified	1.3
Diversified Manufacturing Operations	1.2
Real Estate Operations & Development	1.2
Cellular Telecom	1.1
Oil Companies — Exploration & Production	1.1
Diversified Operations	0.9
Telecom Services	0.9
Electronic Components — Misc.	0.9
Import/Export	0.8
Tobacco	0.8
Industrial Gases	0.8
Insurance — Property/Casualty	0.8
Medical Products	0.8
Machinery — Construction & Mining	0.7
Transport — Marine	0.7
Transport — Rail	0.7
Gas — Distribution	0.6
Steel — Producers	0.6
Electric Products — Misc.	0.6
Retail — Misc./Diversified	0.6
Enterprise Software/Service	0.5
Office Automation & Equipment	0.5
Audio/Video Products	0.5
Apparel Manufacturers	0.5
Aerospace/Defense	0.5
Oil & Gas Drilling	0.5
Finance — Other Services	0.5
Investment Companies	0.4
Oil — Field Services	0.4
Building & Construction — Misc.	0.4
Auto/Truck Parts & Equipment — Original	0.4
Machinery — General Industrial	0.4
Investment Management/Advisor Services	0.4
Cable/Satellite TV	0.4
Athletic Footwear	0.4
Engineering/R&D Services	0.4
Medical — Generic Drugs	0.4
Building & Construction Products — Misc.	0.4
Retail — Apparel/Shoe	0.4
Commercial Services	0.4
Electronic Components — Semiconductors	0.4
Public Thoroughfares	0.4
Food — Confectionery	0.3
Finance — Investment Banker/Broker	0.3
Building Products — Cement	0.3
Rubber — Tires	0.3
Gold Mining	0.3
Casino Hotels	0.3
Cosmetics & Toiletries	0.3
Hotels/Motels	0.3
U.S. Government Treasuries	0.3

Real Estate Management/Services	0.3
Metal — Copper	0.3
Cruise Lines	0.3
Containers — Metal/Glass	0.3
Wireless Equipment	0.3
Photo Equipment & Supplies	0.3
Beverages — Wine/Spirits	0.3
Building — Maintenance & Services	0.3
Transport — Truck	0.3
Multimedia	0.3
Agricultural Chemicals	0.3
Building — Heavy Construction	0.2
Retail — Major Department Stores	0.2
Chemicals — Specialty	0.2
Semiconductor Equipment	0.2
Diversified Operations/Commercial Services	0.2
Paper & Related Products	0.2
Food — Catering	0.2
Soap & Cleaning Preparation	0.2
Silver Mining	0.2
Retail — Jewelry	0.2
Industrial Automated/Robotic	0.2
Computer Services	0.2
Toys	0.2
Medical — Biomedical/Gene	0.2
Insurance — Reinsurance	0.2
Filtration/Separation Products	0.2
Security Services	0.2
Power Converter/Supply Equipment	0.2
Textile — Products	0.2
Building — Residential/Commercial	0.2
Beverages — Non-alcoholic	0.2
Transport — Services	0.1
Oil Refining & Marketing	0.1
Distribution/Wholesale	0.1
Airlines	0.1
Metal Processors & Fabrication	0.1
Building Products — Doors & Windows	0.1
Satellite Telecom	0.1
Aerospace/Defense — Equipment	0.1
Telecommunication Equipment	0.1
Computers — Integrated Systems	0.1
Electronic Measurement Instruments	0.1
Machinery — Electrical	0.1
Agricultural Operations	0.1
Wire & Cable Products	0.1
Finance — Leasing Companies	0.1
Steel Pipe & Tube	0.1
Printing — Commercial	0.1
Mining	0.1
Machine Tools & Related Products	0.1
Auto — Heavy Duty Trucks	0.1
Containers — Paper/Plastic	0.1
Building Products — Air & Heating	0.1
Transactional Software	0.1
E-Commerce/Services	0.1
Metal — Aluminum	0.1
Machinery — Farming	0.1
Metal — Iron	0.1
Publishing — Books	0.1
Optical Supplies	0.1
Office Supplies & Forms	0.1
Electric — Distribution	0.1
Gambling (Non-Hotel)	0.1
Appliances	0.1
Computers — Memory Devices	0.1
Publishing — Newspapers	0.1
Dialysis Centers	0.1
Commercial Services — Finance	0.1
Retail — Consumer Electronics	0.1
Computers — Periphery Equipment	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Electronic Connectors	0.1%
Gas — Transportation	0.1
Recreational Vehicles	0.1
Banks — Mortgage	0.1

106.9%

Country Allocation*

United Kingdom	20.1%
Japan	17.3
United States	15.0
Germany	8.6
Australia	8.6
France	8.3
Switzerland	7.0
Spain	3.1
Netherlands	2.8
Italy	2.7
Sweden	2.6
Hong Kong	2.3
Singapore	1.5
Denmark	1.5
Belgium	1.1
Jersey	1.0
Finland	0.7
Israel	0.7
Bermuda	0.4
Norway	0.4
Luxembourg	0.2
Portugal	0.2
Ireland	0.2
Cayman Islands	0.2
New Zealand	0.1
Austria	0.1
Greece	0.1
Isle of Man	0.1

106.9%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 91.5%
Australia — 8.6%
AGL Energy, Ltd.(1)	39,046	$599,745
Alumina, Ltd.(1)	202,966	502,125
Amcor, Ltd.(1)	110,937	857,334
AMP, Ltd.(1)	279,579	1,559,029
Asciano, Ltd.(1)	234,081	395,838
ASX, Ltd.(1)	16,081	556,518
Australia & New Zealand Banking Group, Ltd.(1)	226,825	5,375,367
Bendigo and Adelaide Bank, Ltd.#(1)	31,079	297,498
BGP Holdings PLC(2)(3)	835,027	0
BHP Billiton, Ltd.#(1)	280,938	13,397,833
BlueScope Steel, Ltd.(1)	141,019	220,374
Boral, Ltd.#(1)	59,303	292,634
Brambles, Ltd.(1)	127,327	1,002,305
Caltex Australia, Ltd.(1)	10,565	159,657
CFS Retail Property Trust(1)	154,360	309,487
Coca - Cola Amatil, Ltd.(1)	50,752	639,230
Cochlear, Ltd.#(1)	5,457	466,159
Commonwealth Bank of Australia(1)	136,099	7,369,816
Computershare, Ltd.(1)	36,218	364,246
Crown, Ltd.(1)	37,383	350,324
CSL, Ltd.(1)	48,012	1,742,098
Dexus Property Group(1)	379,235	358,975
Fairfax Media, Ltd.#(1)	148,569	171,076
Fortescue Metals Group, Ltd.#(1)	105,995	739,620
Foster’s Group, Ltd.(1)	175,869	818,773
Goodman Group(1)	571,310	449,067
GPT Group(1)	143,122	477,470
Harvey Norman Holdings, Ltd.#(1)	37,139	99,674
Iluka Resources, Ltd.(1)	36,000	604,222
Incitec Pivot, Ltd.(1)	136,327	558,931
Insurance Australia Group, Ltd.(1)	217,265	824,914
Leighton Holdings, Ltd.#(1)	11,291	280,315
Lend Lease Group(1)	40,440	387,584
Lynas Corp., Ltd.†(1)	146,000	371,467
MacArthur Coal, Ltd.#(1)	12,300	156,829
Macquarie Group, Ltd.(1)	29,870	1,086,973
MAP Group(1)	16,457	54,367
Metcash, Ltd.#(1)	73,755	308,917
Mirvac Group(1)	263,991	360,025
National Australia Bank, Ltd.#(1)	189,337	5,363,954
Newcrest Mining, Ltd.(1)	68,027	2,893,337
OneSteel, Ltd.(1)	100,178	202,139
Orica, Ltd.(1)	31,477	878,719
Origin Energy, Ltd.(1)	92,812	1,628,613
OZ Minerals, Ltd.	24,140	364,208
Paladin Energy, Ltd.†#(1)	50,924	172,733
Qantas Airways, Ltd.†(1)	77,475	174,130
QBE Insurance Group, Ltd.(1)	101,291	1,916,352
QR National, Ltd.†(1)	167,100	616,865
Ramsay Health Care, Ltd.(1)	11,700	230,549
Rio Tinto, Ltd.#(1)	37,758	3,297,042
Santos, Ltd.(1)	76,709	1,212,280
Sims Metal Management, Ltd.(1)	13,362	243,598
Sonic Healthcare, Ltd.(1)	32,823	432,589
SP AusNet(1)	87,132	86,614
Stockland(1)	196,525	742,219
Suncorp Group, Ltd.(1)	127,782	1,143,133
TABCORP Holdings, Ltd.(1)	59,699	498,799
Tatts Group, Ltd.(1)	110,124	270,786
Telstra Corp., Ltd.(1)	386,790	1,248,812
Toll Holdings, Ltd.(1)	50,245	281,689
Transurban Group#(1)	109,067	636,748
Wesfarmers, Ltd.#(1)	91,119	3,242,488
Wesfarmers, Ltd. PPS(1)	10,612	380,633
Westfield Group(1)	187,995	1,828,001

Security Description	Shares	Value (Note 2)

Australia (continued)
Westfield Retail Trust(1)	239,800	$681,981
Westpac Banking Corp.#(1)	263,748	6,248,248
Woodside Petroleum, Ltd.(1)	54,941	2,740,481
Woolworths, Ltd.(1)	108,030	3,169,305
WorleyParsons, Ltd.(1)	16,365	525,524

		87,919,385

Austria — 0.1%
Erste Group Bank AG#(1)	6,733	336,208
Immofinanz AG†#(1)	33,600	148,368
OMV AG#(1)	5,352	222,489
Raiffeisen Bank International AG#(1)	1,603	87,904
Telekom Austria AG#(1)	11,844	153,584
Verbund AG, Class A#(1)	2,236	100,483
Vienna Insurance Group#(1)	1,142	65,008
Voestalpine AG(1)	3,918	196,421

		1,310,465

Belgium — 1.1%
Ageas(1)	79,288	219,391
Anheuser - Busch InBev NV(1)	76,159	4,601,041
Bekaert SA#(1)	5,455	579,254
Belgacom SA#(1)	12,662	442,812
Colruyt SA(1)	2,722	156,431
Delhaize Group SA#(1)	13,466	1,111,445
Dexia SA†#(1)	506,947	1,772,097
Groupe Bruxelles Lambert SA(1)	7,937	720,103
KBC Groep NV#(1)	17,851	756,064
Mobistar SA(1)	1,081	77,489
Solvay SA(1)	2,121	317,613
UCB SA#(1)	3,611	172,590
Umicore SA(1)	4,080	225,157

		11,151,487

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.(1)	61,000	288,334
Esprit Holdings, Ltd.(1)	112,400	423,227
Kerry Properties, Ltd.(1)	69,500	355,058
Li & Fung, Ltd.†(1)	504,000	1,129,429
Noble Group, Ltd.#(1)	324,000	554,528
NWS Holdings, Ltd.(1)	136,000	197,219
Orient Overseas International, Ltd.(1)	20,500	160,450
Seadrill, Ltd.#(1)	11,100	402,886
Shangri - La Asia, Ltd.(1)	136,000	357,078
Yue Yuen Industrial Holdings, Ltd.(1)	74,000	254,757

		4,122,966

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.(1)	17,700	239,213
Foxconn International Holdings, Ltd.†(1)	199,000	112,393
Lifestyle International Holdings, Ltd.(1)	61,000	178,571
Sands China, Ltd.†(1)	221,800	581,419
Wynn Macau, Ltd.(1)	143,000	502,880

		1,614,476

Cyprus — 0.0%
Bank of Cyprus Group(1)	30,420	100,788

Denmark — 1.5%
AP Moller - Maersk A/S, Series A(1)	330	3,059,371
AP Moller - Maersk A/S, Series B(1)	262	2,530,414
Carlsberg A/S, Class B(1)	32,374	3,745,963
Coloplast A/S#(1)	4,632	683,399
Danske Bank A/S†(1)	23,258	491,277
DSV A/S(1)	69,144	1,735,970
Novo Nordisk A/S, Class B(1)	14,947	1,876,460

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Denmark (continued)
Novozymes A/S, Class B(1)	1,647	$276,938
Pandora A/S#(1)	1,900	64,878
TDC A/S†(1)	12,400	112,933
Tryg A/S#(1)	818	49,640
Vestas Wind Systems A/S†#(1)	7,268	220,139
William Demant Holding A/S†#(1)	701	66,455

		14,913,837

Finland — 0.7%
Elisa Oyj(1)	5,060	111,822
Fortum Oyj(1)	15,824	530,469
Kesko Oyj, Class B(1)	3,584	178,554
Kone Oyj, Class B(1)	5,560	351,339
Metso Oyj(1)	4,564	263,512
Neste Oil OYJ(1)	3,812	66,224
Nokia Oyj(1)	133,692	933,772
Nokian Renkaat Oyj(1)	3,912	190,953
Orion Oyj#(1)	27,849	724,342
Outokumpu Oyj#(1)	3,977	58,647
Pohjola Bank PLC#(1)	74,344	1,029,742
Rautaruukki Oyj#(1)	2,503	59,189
Sampo Oyj, Class A#(1)	14,994	491,549
Sanoma Oyj#(1)	40,852	776,347
Stora Enso Oyj, Class R(1)	48,934	547,982
UPM - Kymmene OYJ(1)	50,109	945,192
Wartsila Oyj(1)	5,988	217,738

		7,477,373

France — 8.3%
Accor SA#(1)	13,054	599,737
Aeroports de Paris(1)	1,239	119,655
Air France - KLM†(1)	4,017	67,625
Air Liquide SA(1)	39,918	5,553,783
Alcatel - Lucent†(1)	153,695	869,989
Alstom SA(1)	7,358	456,766
Arkema SA(1)	2,000	219,556
Atos Origin SA†(1)	24,574	1,440,195
AXA SA#(1)	257,050	5,505,095
BioMerieux(1)	2,883	339,542
BNP Paribas SA#(1)	122,231	9,562,988
Bouygues SA(1)	8,491	393,858
Bureau Veritas SA(1)	1,943	163,280
Cap Gemini SA#(1)	5,284	302,709
Carrefour SA†#(1)	101,425	4,500,280
Casino Guichard Perrachon SA(1)	8,197	858,464
Christian Dior SA(1)	26,071	4,044,362
Cie de St. Gobain†#(1)	29,909	1,979,451
Cie Generale d’Optique Essilor International SA(1)	7,183	583,712
Cie Generale de Geophysique - Veritas†(1)	5,145	193,759
Cie Generale des Etablissements Michelin, Class B(1)	13,245	1,243,519
CNP Assurances(1)	5,309	108,270
Credit Agricole SA#(1)	219,087	3,362,686
Danone(1)	20,819	1,527,691
Dassault Systemes SA(1)	2,115	180,168
Edenred(1)	5,650	167,948
EDF SA#(1)	22,981	934,792
Eiffage SA#(1)	3,724	247,096
Eramet(1)	156	52,371
Eurazeo#(1)	1,094	86,979
Eutelsat Communications SA(1)	18,344	815,609
Fonciere Des Regions(1)	976	103,141
France Telecom SA(1)	279,158	6,398,010
GDF Suez(1)	57,912	2,133,861
Gecina SA#(1)	786	114,884
Groupe Eurotunnel SA(1)	18,750	204,379

Security Description	Shares	Value (Note 2)

France (continued)
ICADE(1)	831	$105,982
Iliad SA#(1)	685	87,926
Imerys SA(1)	4,629	338,644
JCDecaux SA†(1)	1,975	63,576
Klepierre(1)	3,720	158,924
L’Oreal SA(1)	8,559	1,079,107
Lafarge SA(1)	7,153	494,515
Lagardere SCA(1)	7,343	301,127
Legrand SA#(1)	24,464	1,037,164
LVMH Moet Hennessy Louis Vuitton SA#(1)	8,758	1,532,469
Metropole Television SA(1)	2,062	48,476
Natixis#(1)	31,129	175,214
Neopost SA#(1)	1,153	103,502
Pernod - Ricard SA(1)	7,073	716,970
Peugeot SA#(1)	5,431	231,151
PPR#(1)	2,716	474,637
Publicis Groupe SA#(1)	4,449	245,500
Renault SA(1)	6,862	390,565
Safran SA(1)	5,954	243,359
Sanofi(1)	43,134	3,422,213
Schneider Electric SA(1)	8,739	1,442,762
SCOR SE#(1)	6,063	168,422
Societe BIC SA(1)	7,406	700,685
Societe Generale#(1)	22,658	1,350,301
Societe Television Francaise 1#(1)	3,490	62,708
Sodexo(1)	3,364	259,330
Suez Environnement Co.#(1)	9,603	202,503
Technip SA#(1)	3,515	378,794
Thales SA#(1)	3,565	149,733
Total SA#(1)	150,049	8,685,239
Unibail - Rodamco SE(1)	3,276	740,203
Vallourec SA†#(1)	4,004	504,248
Veolia Environnement SA#(1)	12,451	377,247
Vinci SA(1)	15,857	1,024,803
Vivendi SA#(1)	69,870	1,959,206
Wendel SA(1)	1,170	142,350

		84,835,765

Germany — 8.2%
Adidas AG(1)	48,528	3,655,722
Allianz SE(1)	60,453	8,359,130
Axel Springer AG(1)	450	67,414
BASF SE(1)	105,738	9,769,512
Bayer AG(1)	105,470	8,644,934
Bayerische Motoren Werke AG(1)	62,353	5,528,915
Beiersdorf AG(1)	3,611	239,631
Brenntag AG†(1)	1,200	142,913
Celesio AG#(1)	5,194	124,990
Commerzbank AG†#(1)	202,208	925,831
Continental AG†(1)	4,700	484,098
Daimler AG (Xetra)#(1)	56,965	4,023,032
Deutsche Bank AG#(1)	33,180	1,977,455
Deutsche Boerse AG(1)	6,971	551,154
Deutsche Lufthansa AG(1)	8,173	177,780
Deutsche Post AG(1)	61,521	1,159,497
Deutsche Telekom AG(1)	349,521	5,207,785
E.ON AG(1)	228,704	6,489,303
Fraport AG Frankfurt Airport Services Worldwide#(1)	1,314	107,771
Fresenius Medical Care AG & Co. KGaA(1)	7,018	509,428
Fresenius SE & Co. KGaA(1)	27,618	2,907,960
GEA Group AG(1)	6,250	210,564
Hannover Rueckversicherung AG(1)	2,173	115,674
HeidelbergCement AG(1)	5,022	350,075
Henkel AG & Co. KGaA(1)	8,085	469,735
Hochtief AG(1)	1,514	127,462

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany (continued)
Infineon Technologies AG(1)	85,900	$996,922
K+S AG(1)	7,103	566,132
Kabel Deutschland Holding AG†(1)	2,550	174,187
Lanxess AG(1)	3,000	259,463
Linde AG(1)	11,563	1,955,921
MAN SE†(1)	3,775	525,525
Merck KGaA(1)	2,309	253,797
Metro AG(1)	4,630	309,269
Muenchener Rueckversicherungs AG(1)	6,732	1,035,337
RWE AG(1)	14,944	874,110
Salzgitter AG#(1)	1,250	92,390
SAP AG#(1)	32,849	2,044,038
Siemens AG(1)	87,649	11,729,288
Suedzucker AG(1)	2,120	66,845
ThyssenKrupp AG(1)	11,935	568,449
TUI AG†(1)	5,373	59,411
United Internet AG#(1)	3,742	72,980
Volkswagen AG(1)	3,006	503,442
Wacker Chemie AG(1)	561	125,185

		84,540,456

Greece — 0.1%
Alpha Bank A.E.†(1)	49,759	226,759
Coca - Cola Hellenic Bottling Co. SA(1)	11,288	290,044
EFG Eurobank Ergasias SA†(1)	9,609	44,069
Hellenic Telecommunications Organization SA(1)	8,731	89,466
National Bank of Greece SA†(1)	34,165	241,443
OPAP SA(1)	7,973	146,693
Public Power Corp. SA(1)	10,017	132,976

		1,171,450

Guernsey — 0.0%
Resolution, Ltd.#(1)	51,918	267,089

Hong Kong — 2.3%
Bank of East Asia, Ltd.(1)	109,600	479,300
BOC Hong Kong Holdings, Ltd.(1)	356,000	1,096,624
Cathay Pacific Airways, Ltd.(1)	119,000	286,042
Cheung Kong Holdings, Ltd.(1)	127,000	1,984,915
CLP Holdings, Ltd.(1)	190,500	1,619,894
Galaxy Entertainment Group, Ltd.†(1)	117,000	266,617
Hang Lung Group, Ltd.(1)	85,000	553,897
Hang Lung Properties, Ltd.(1)	229,000	953,607
Hang Seng Bank, Ltd.(1)	76,800	1,230,268
Henderson Land Development Co., Ltd.(1)	103,000	697,110
Hong Kong & China Gas Co., Ltd.(1)	462,800	1,064,919
Hong Kong Exchanges and Clearing, Ltd.(1)	93,800	2,096,724
Hopewell Holdings, Ltd.(1)	74,000	231,669
Hutchison Whampoa, Ltd.(1)	192,000	2,224,047
Hysan Development Co., Ltd.(1)	63,000	310,938
Link REIT(1)	233,000	794,206
MTR Corp.(1)	155,500	572,094
New World Development, Ltd.(1)	215,000	366,894
PCCW, Ltd.(1)	278,000	107,476
Power Assets Holdings, Ltd.(1)	142,500	1,015,520
Sino Land Co., Ltd.(1)	246,000	433,247
SJM Holdings, Ltd.(1)	155,000	379,163
Sun Hung Kai Properties, Ltd.(1)	129,000	2,008,596
Swire Pacific, Ltd., Class A(1)	68,000	1,050,705
Wharf Holdings, Ltd.(1)	139,000	1,025,987
Wheelock & Co., Ltd.(1)	85,000	357,877
Wing Hang Bank, Ltd.(1)	19,500	212,401

		23,420,737

Ireland — 0.2%
Anglo Irish Bank Corp., Ltd.†(2)	31,152	0

Security Description	Shares	Value (Note 2)

Ireland (continued)
Bank of Ireland†(1)	228,347	$43,492
CRH PLC (Dublin)(1)	25,312	552,156
CRH PLC (London)(1)	8,912	195,585
Elan Corp. PLC†(1)	17,806	172,520
James Hardie Industries SE#(1)	36,627	229,296
Kerry Group PLC, Class A(1)	13,529	580,194
Ryanair Holdings PLC(1)	11,660	57,834
Ryanair Holdings PLC ADR	934	27,460

		1,858,537

Isle of Man — 0.1%
Genting Singapore PLC†#(1)	543,000	876,477

Israel — 0.7%
Bank Hapoalim BM†(1)	88,219	454,242
Bank Leumi Le - Israel BM(1)	98,063	476,363
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	145,083	368,844
Cellcom Israel, Ltd.(1)	4,551	137,621
Delek Group, Ltd.(1)	379	91,908
Elbit Systems, Ltd.(1)	1,954	100,543
Israel Chemicals, Ltd.(1)	36,960	600,744
Israel Corp., Ltd.(1)	192	209,572
Israel Discount Bank, Ltd., Class A†(1)	65,751	131,350
Makhteshim - Agan Industries, Ltd.†(1)	19,102	100,891
Mizrahi Tefahot Bank, Ltd.(1)	10,234	109,288
NICE Systems, Ltd.†(1)	5,021	180,140
Partner Communications Co., Ltd.(1)	7,104	120,778
Teva Pharmaceutical Industries, Ltd.(1)	78,167	3,982,315

		7,064,599

Italy — 2.7%
A2A SpA#(1)	2,141,570	3,627,804
Assicurazioni Generali SpA#(1)	41,698	914,161
Atlantia SpA#(1)	38,618	913,918
Autogrill SpA#(1)	22,663	290,215
Banca Carige SpA#(1)	132,019	332,661
Banca Monte dei Paschi di Siena SpA#(1)	88,638	112,116
Banco Popolare SC#(1)	63,028	164,646
Enel Green Power SpA(1)	62,800	175,737
Enel SpA(1)	625,465	4,299,651
ENI SpA#(1)	85,809	2,054,986
Exor SpA#(1)	1,999	67,443
Fiat Industrial SpA†(1)	27,200	359,759
Fiat SpA(1)	27,317	292,868
Finmeccanica SpA#(1)	236,191	2,945,658
Intesa Sanpaolo SpA#(1)	1,637,559	4,266,150
Intesa Sanpaolo SpA RSP#(1)	699,071	1,530,054
Luxottica Group SpA(1)	4,172	133,517
Mediaset SpA#(1)	25,400	133,045
Mediobanca SpA(1)	18,529	206,198
Parmalat SpA†(1)	43,534	161,586
Pirelli & C. SpA#(1)	8,541	85,164
Prysmian SpA#(1)	7,308	154,539
Saipem SpA#(1)	9,455	499,495
Snam Rete Gas SpA#(1)	57,451	339,087
Telecom Italia SpA(1)	946,194	1,343,651
Telecom Italia SpA RSP#(1)	215,053	263,210
Terna Rete Elettrica Nazionale SpA(1)	43,061	210,536
UniCredit SpA#(1)	481,322	1,098,036
Unione di Banche Italiane SCPA#(1)	27,064	213,380

		27,189,271

Japan — 17.3%
ABC - Mart, Inc.#(1)	2,500	100,111
Advantest Corp.#(1)	10,800	202,001
Aeon Co., Ltd.#(1)	43,400	501,220

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Aeon Credit Service Co., Ltd.(1)	12,700	$161,830
Aeon Mall Co., Ltd.(1)	5,200	124,196
Air Water, Inc.(1)	11,000	131,712
Aisin Seiki Co., Ltd.(1)	18,900	700,360
Ajinomoto Co., Inc.(1)	64,000	738,966
Alfresa Holdings Corp.#(1)	6,800	245,865
All Nippon Airways Co., Ltd.#(1)	111,000	337,821
Amada Co., Ltd.(1)	25,000	184,007
Aozora Bank, Ltd.#(1)	95,000	204,866
Asahi Breweries, Ltd.(1)	34,800	679,979
Asahi Glass Co., Ltd.(1)	91,000	1,074,263
Asahi Kasei Corp.(1)	120,000	788,363
Asics Corp.(1)	11,000	171,657
Astellas Pharma, Inc.(1)	32,100	1,226,728
Bank of Kyoto, Ltd.#(1)	23,000	205,172
Bank of Yokohama, Ltd.(1)	125,000	607,275
Benesse Holdings, Inc.(1)	5,300	228,035
Bridgestone Corp.(1)	47,000	1,068,279
Brother Industries, Ltd.(1)	17,000	240,222
Canon, Inc.(1)	92,000	4,436,802
Casio Computer Co., Ltd.#(1)	16,400	119,954
Central Japan Railway Co.(1)	109	856,358
Chiba Bank, Ltd.#(1)	55,000	331,562
Chiyoda Corp.#(1)	10,800	117,695
Chubu Electric Power Co., Inc.(1)	57,200	902,671
Chugai Pharmaceutical Co., Ltd.(1)	19,900	327,427
Chugoku Bank, Ltd.#(1)	26,000	305,202
Chugoku Electric Power Co., Inc.#(1)	24,800	351,863
Citizen Holdings Co., Ltd.(1)	43,900	247,663
Coca - Cola West Co., Ltd.(1)	9,600	182,044
Cosmo Oil Co., Ltd.(1)	60,000	180,446
Credit Saison Co., Ltd.(1)	10,300	156,526
Dai Nippon Printing Co., Ltd.#(1)	57,000	653,515
Dai - ichi Life Insurance Co., Ltd.(1)	797	1,206,171
Daicel Chemical Industries, Ltd.(1)	43,000	276,795
Daido Steel Co., Ltd.#(1)	43,000	263,442
Daihatsu Motor Co., Ltd.#(1)	24,000	398,269
Daiichi Sankyo Co., Ltd.(1)	60,100	1,167,283
Daikin Industries, Ltd.(1)	20,500	685,037
Dainippon Sumitomo Pharma Co., Ltd.(1)	14,700	138,725
Daito Trust Construction Co., Ltd.(1)	5,600	463,634
Daiwa House Industry Co., Ltd.(1)	49,000	597,940
Daiwa Securities Group, Inc.#(1)	142,000	583,559
Dena Co., Ltd.#(1)	7,026	250,142
Denki Kagaku Kogyo KK(1)	65,000	335,249
Denso Corp.(1)	35,100	1,259,118
Dentsu, Inc.(1)	13,100	353,407
East Japan Railway Co.(1)	27,300	1,596,215
Eisai Co., Ltd.#(1)	18,200	692,473
Electric Power Development Co., Ltd.#(1)	14,200	335,398
Elpida Memory, Inc.†#(1)	17,200	238,782
FamilyMart Co., Ltd.(1)	8,700	311,468
FANUC Corp.(1)	14,200	2,182,835
Fast Retailing Co., Ltd.(1)	5,100	745,320
Fuji Electric Co., Ltd.#(1)	39,000	119,919
Fuji Heavy Industries, Ltd.(1)	46,000	339,263
FUJIFILM Holdings Corp.(1)	41,200	1,218,741
Fujitsu, Ltd.(1)	135,000	711,273
Fukuoka Financial Group, Inc.(1)	56,000	222,585
Furukawa Electric Co., Ltd.#(1)	85,000	309,907
Gree, Inc.#(1)	14,000	310,540
GS Yuasa Corp.#(1)	26,000	167,936
Gunma Bank, Ltd.(1)	58,000	303,850
Hachijuni Bank, Ltd.#(1)	57,000	318,160
Hakuhodo DY Holdings, Inc.(1)	1,680	86,328

Security Description	Shares	Value (Note 2)

Japan (continued)
Hamamatsu Photonics KK(1)	5,000	$204,235
Hino Motors, Ltd.(1)	46,000	253,045
Hirose Electric Co., Ltd.(1)	3,900	400,634
Hiroshima Bank, Ltd.#(1)	35,000	149,688
Hisamitsu Pharmaceutical Co., Inc.#(1)	8,400	357,544
Hitachi Chemical Co., Ltd.(1)	7,200	146,589
Hitachi Construction Machinery Co., Ltd.#(1)	7,800	164,817
Hitachi High - Technologies Corp.(1)	12,100	255,305
Hitachi Metals, Ltd.#(1)	12,000	156,494
Hitachi, Ltd.#(1)	330,000	1,893,099
Hokkaido Electric Power Co., Inc.#(1)	16,900	248,314
Hokuhoku Financial Group, Inc.(1)	87,000	165,459
Hokuriku Electric Power Co.#(1)	15,700	266,457
Honda Motor Co., Ltd.(1)	124,200	4,742,137
Hoya Corp.(1)	31,400	652,551
Ibiden Co., Ltd.#(1)	8,700	282,659
Idemitsu Kosan Co., Ltd.(1)	1,600	177,431
IHI Corp.(1)	95,000	235,869
Inpex Corp.(1)	158	1,144,008
Isetan Mitsukoshi Holdings, Ltd.(1)	27,100	250,272
Isuzu Motors, Ltd.(1)	124,000	581,221
ITOCHU Corp.(1)	109,000	1,127,963
ITOCHU Techno - Solutions Corp.#(1)	2,000	67,609
Iyo Bank, Ltd.(1)	18,000	161,670
J Front Retailing Co., Ltd.#(1)	73,000	299,415
Japan Petroleum Exploration Co.(1)	2,100	100,623
Japan Prime Realty Investment Corp.(1)	47	136,376
Japan Real Estate Investment Corp.(1)	34	332,318
Japan Retail Fund Investment Corp.(1)	111	179,923
Japan Steel Works, Ltd.(1)	42,000	304,786
Japan Tobacco, Inc.(1)	325	1,257,044
JFE Holdings, Inc.(1)	41,300	1,035,186
JGC Corp.(1)	15,000	401,322
Joyo Bank, Ltd.(1)	48,000	194,367
JS Group Corp.(1)	19,300	470,284
JSR Corp.(1)	12,900	256,100
JTEKT Corp.(1)	16,100	213,084
Jupiter Telecommunications Co., Ltd.(1)	126	136,107
JX Holdings, Inc.(1)	197,000	1,304,404
Kajima Corp.#(1)	67,000	187,142
Kamigumi Co., Ltd.(1)	36,000	308,413
Kaneka Corp.(1)	21,000	141,645
Kansai Electric Power Co., Inc.(1)	61,800	1,052,782
Kansai Paint Co., Ltd.#(1)	16,000	144,150
Kao Corp.(1)	39,400	1,012,648
Kawasaki Heavy Industries, Ltd.#(1)	103,000	370,701
Kawasaki Kisen Kaisha, Ltd.#(1)	53,000	178,812
KDDI Corp.(1)	231	1,655,796
Keikyu Corp.#(1)	34,000	228,438
Keio Corp.(1)	42,000	225,845
Keisei Electric Railway Co., Ltd.(1)	19,000	106,055
Keyence Corp.(1)	3,000	787,083
Kikkoman Corp.(1)	11,000	112,521
Kinden Corp.(1)	19,000	154,276
Kintetsu Corp.#(1)	117,000	352,299
Kirin Holdings Co., Ltd.(1)	59,000	829,139
Kobe Steel, Ltd.#(1)	180,000	389,626
Koito Manufacturing Co., Ltd.(1)	14,000	216,961
Komatsu, Ltd.(1)	69,900	2,092,001
Konami Corp.(1)	6,700	139,163
Konica Minolta Holdings, Inc.(1)	34,500	290,544
Kubota Corp.(1)	84,000	758,648
Kuraray Co., Ltd.(1)	25,000	377,425
Kurita Water Industries, Ltd.#(1)	8,200	236,368
Kyocera Corp.(1)	11,100	1,167,361

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Kyowa Hakko Kirin Co., Ltd.(1)	19,000	$186,645
Kyushu Electric Power Co., Inc.(1)	31,400	476,009
Lawson, Inc.(1)	4,400	218,406
Mabuchi Motor Co., Ltd.(1)	1,700	84,107
Makita Corp.(1)	8,100	344,710
Marubeni Corp.(1)	149,000	1,043,901
Marui Group Co., Ltd.(1)	16,100	114,508
Maruichi Steel Tube, Ltd.(1)	3,400	86,098
Mazda Motor Corp.†#(1)	109,000	276,262
McDonald’s Holdings Co. Japan, Ltd.#(1)	4,600	119,529
Medipal Holdings Corp.(1)	10,600	94,344
MEIJI Holdings Co., Ltd.(1)	8,000	340,009
Minebea Co., Ltd.#(1)	25,000	128,049
Miraca Holdings, Inc.(1)	4,000	156,955
Mitsubishi Chemical Holdings Corp.(1)	98,000	683,981
Mitsubishi Corp.(1)	100,900	2,553,668
Mitsubishi Electric Corp.(1)	140,000	1,580,043
Mitsubishi Estate Co., Ltd.(1)	91,000	1,625,990
Mitsubishi Gas Chemical Co., Inc.(1)	27,000	203,634
Mitsubishi Heavy Industries, Ltd.(1)	267,000	1,300,177
Mitsubishi Logistics Corp.(1)	8,000	88,010
Mitsubishi Materials Corp.(1)	81,000	251,508
Mitsubishi Motors Corp.†#(1)	292,000	346,272
Mitsubishi Tanabe Pharma Corp.(1)	16,000	270,167
Mitsubishi UFJ Financial Group, Inc.(1)	1,017,400	4,709,477
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	7,780	296,986
Mitsui & Co., Ltd.(1)	132,300	2,262,898
Mitsui Chemicals, Inc.(1)	59,000	194,973
Mitsui Engineering & Shipbuilding Co., Ltd.#(1)	115,000	253,263
Mitsui Fudosan Co., Ltd.(1)	61,000	1,028,091
Mitsui O.S.K. Lines, Ltd.(1)	83,000	444,762
Mizuho Financial Group, Inc.(1)	1,523,400	2,409,058
Mizuho Securities Co., Ltd.†(1)	41,000	95,191
Mizuho Trust & Banking Co., Ltd.(1)	109,000	94,153
MS&AD Insurance Group Holdings(1)	41,200	965,618
Murata Manufacturing Co., Ltd.(1)	14,600	921,322
Nabtesco Corp.(1)	7,000	158,429
Namco Bandai Holdings, Inc.(1)	23,100	266,380
NEC Corp.†#(1)	241,000	507,249
NGK Insulators, Ltd.(1)	18,000	311,696
NGK Spark Plug Co., Ltd.(1)	12,000	160,553
NHK Spring Co., Ltd.(1)	23,000	225,974
Nidec Corp.#(1)	8,200	736,221
Nikon Corp.#(1)	27,000	633,751
Nintendo Co., Ltd.(1)	7,600	1,772,557
Nippon Building Fund, Inc.(1)	40	408,866
Nippon Electric Glass Co., Ltd.(1)	29,000	410,969
Nippon Express Co., Ltd.(1)	65,000	251,759
Nippon Meat Packers, Inc.(1)	12,000	168,933
Nippon Paper Group, Inc.(1)	11,300	239,623
Nippon Sheet Glass Co., Ltd.(1)	65,000	213,901
Nippon Steel Corp.#(1)	369,000	1,102,530
Nippon Telegraph & Telephone Corp.(1)	37,500	1,764,632
Nippon Yusen KK(1)	111,000	419,816
Nishi - Nippon City Bank, Ltd.(1)	47,000	133,551
Nissan Motor Co., Ltd.(1)	180,500	1,809,005
Nisshin Seifun Group, Inc.(1)	13,000	160,388
Nisshin Steel Co., Ltd.(1)	50,000	96,358
Nissin Foods Holdings Co., Ltd.#(1)	4,500	162,679
Nitori Holdings Co., Ltd.(1)	2,700	235,586
Nitto Denko Corp.(1)	11,900	623,557
NKSJ Holdings, Inc.(1)	108,000	684,897
NOK Corp.#(1)	12,000	205,383
Nomura Holdings, Inc.(1)	255,200	1,287,762
Nomura Real Estate Holdings, Inc.(1)	6,900	106,963

Security Description	Shares	Value (Note 2)

Japan (continued)
Nomura Real Estate Office Fund, Inc.(1)	19	$133,048
Nomura Research Institute, Ltd.#(1)	7,000	146,490
NSK, Ltd.(1)	32,000	303,732
NTN Corp.(1)	35,000	181,811
NTT Data Corp.(1)	91	287,647
NTT DoCoMo, Inc.(1)	1,125	2,104,132
NTT Urban Development Corp.(1)	83	71,406
Obayashi Corp.(1)	83,000	349,918
Odakyu Electric Railway Co., Ltd.#(1)	57,000	445,227
OJI Paper Co., Ltd.(1)	61,000	270,855
Olympus Corp.(1)	15,700	486,336
Omron Corp.(1)	14,700	379,291
Ono Pharmaceutical Co., Ltd.(1)	6,100	321,600
Oracle Corp.#(1)	2,800	122,550
Oriental Land Co., Ltd.#(1)	3,600	306,581
ORIX Corp.#(1)	7,560	724,485
Osaka Gas Co., Ltd.#(1)	140,000	496,213
Otsuka Corp.#(1)	1,000	58,369
Otsuka Holdings Co., Ltd.(1)	18,000	472,577
Panasonic Corp.(1)	161,400	1,898,082
Rakuten, Inc.#(1)	523	531,430
Resona Holdings, Inc.#(1)	136,500	603,376
Ricoh Co., Ltd.(1)	49,000	542,448
Rinnai Corp.#(1)	2,400	167,483
Rohm Co., Ltd.(1)	7,100	407,022
Sankyo Co., Ltd.(1)	3,900	207,425
Santen Pharmaceutical Co., Ltd.(1)	5,400	215,670
SBI Holdings, Inc.(1)	1,440	139,640
Secom Co., Ltd.(1)	15,200	720,298
Sega Sammy Holdings, Inc.(1)	15,400	299,381
Seiko Epson Corp.(1)	9,000	151,470
Sekisui Chemical Co., Ltd.(1)	30,000	239,091
Sekisui House, Ltd.(1)	42,000	400,213
Seven & I Holdings Co., Ltd.(1)	54,400	1,446,042
Seven Bank, Ltd.#(1)	44	81,829
Sharp Corp.#(1)	72,000	674,436
Shikoku Electric Power Co., Inc.#(1)	16,100	331,178
Shimadzu Corp.#(1)	17,000	151,150
Shimamura Co., Ltd.(1)	1,600	151,099
Shimano, Inc.#(1)	5,400	279,595
Shimizu Corp.#(1)	43,000	178,277
Shin - Etsu Chemical Co., Ltd.(1)	29,600	1,541,029
Shinsei Bank, Ltd.#(1)	100,000	104,946
Shionogi & Co., Ltd.(1)	21,600	365,110
Shiseido Co., Ltd.#(1)	26,000	447,150
Shizuoka Bank, Ltd.#(1)	43,000	394,541
Showa Denko KK#(1)	108,000	220,464
Showa Shell Sekiyu KK(1)	13,600	132,887
SMC Corp.(1)	3,900	626,757
Softbank Corp.(1)	67,700	2,632,357
Sojitz Corp.#(1)	172,500	321,724
Sony Corp.(1)	83,900	2,244,539
Sony Financial Holdings, Inc.(1)	12,600	229,844
Square Enix Holdings Co., Ltd.#(1)	4,600	74,462
Stanley Electric Co., Ltd.(1)	10,100	166,782
Sumco Corp.†#(1)	8,000	144,341
Sumitomo Chemical Co., Ltd.#(1)	151,000	757,039
Sumitomo Corp.#(1)	81,300	1,089,458
Sumitomo Electric Industries, Ltd.(1)	54,500	788,123
Sumitomo Heavy Industries, Ltd.(1)	40,000	277,220
Sumitomo Metal Industries, Ltd.(1)	243,000	498,553
Sumitomo Metal Mining Co., Ltd.(1)	38,000	616,391
Sumitomo Mitsui Financial Group, Inc.(1)	100,600	2,914,818
Sumitomo Mitsui Trust Holdings, Inc.(1)	225,000	776,606
Sumitomo Realty & Development Co., Ltd.(1)	26,000	555,111

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sumitomo Rubber Industries, Ltd.(1)	12,400	$143,394
Suruga Bank, Ltd.#(1)	13,000	107,793
Suzuken Co., Ltd.(1)	5,100	118,971
Suzuki Motor Corp.(1)	29,100	643,421
Sysmex Corp.#(1)	5,200	185,146
T&D Holdings, Inc.(1)	20,950	504,930
Taisei Corp.#(1)	71,000	159,119
Taisho Pharmaceutical Co., Ltd.#(1)	9,000	205,413
Taiyo Nippon Sanso Corp.#(1)	18,000	140,273
Takashimaya Co., Ltd.#(1)	18,000	117,613
Takeda Pharmaceutical Co., Ltd.(1)	59,000	2,803,823
TDK Corp.#(1)	12,000	634,178
Teijin, Ltd.(1)	68,000	314,458
Terumo Corp.(1)	12,200	688,455
THK Co., Ltd.(1)	8,700	214,648
Tobu Railway Co., Ltd.#(1)	72,000	273,033
Toho Co., Ltd.#(1)	8,200	132,881
Toho Gas Co., Ltd.#(1)	29,000	139,264
Tohoku Electric Power Co., Inc.#(1)	32,700	383,369
Tokio Marine Holdings, Inc.(1)	61,800	1,705,574
Tokyo Electric Power Co., Inc.#(1)	104,500	412,101
Tokyo Electron, Ltd.(1)	15,900	879,351
Tokyo Gas Co., Ltd.(1)	184,000	783,518
Tokyu Corp.(1)	82,000	339,347
Tokyu Land Corp.(1)	65,000	297,577
TonenGeneral Sekiyu KK#(1)	20,000	244,942
Toppan Printing Co., Ltd.#(1)	40,000	306,129
Toray Industries, Inc.(1)	106,000	806,235
Toshiba Corp.(1)	291,000	1,553,731
Tosoh Corp.(1)	37,000	147,980
TOTO, Ltd.#(1)	22,000	162,172
Toyo Seikan Kaisha, Ltd.(1)	17,300	268,041
Toyo Suisan Kaisha, Ltd.(1)	6,000	140,410
Toyoda Gosei Co., Ltd.(1)	4,700	102,286
Toyota Boshoku Corp.#(1)	4,800	76,097
Toyota Industries Corp.(1)	12,900	395,677
Toyota Motor Corp.(1)	213,200	8,876,503
Toyota Tsusho Corp.(1)	15,300	250,986
Trend Micro, Inc.(1)	7,600	231,223
Tsumura & Co.(1)	4,200	131,251
Ube Industries, Ltd.(1)	73,000	226,537
Unicharm Corp.#(1)	8,200	331,794
Ushio, Inc.(1)	7,200	142,349
USS Co., Ltd.(1)	1,590	121,285
West Japan Railway Co.(1)	123	470,229
Yahoo! Japan Corp.#(1)	1,050	348,154
Yakult Honsha Co., Ltd.#(1)	7,000	193,974
Yamada Denki Co., Ltd.(1)	5,930	463,939
Yamaguchi Financial Group, Inc.(1)	15,000	134,395
Yamaha Corp.(1)	10,900	122,449
Yamaha Motor Co., Ltd.†#(1)	20,200	361,747
Yamaichi Securities Co., Ltd. ADR†(2)(3)(4)	6,000	0
Yamato Holdings Co., Ltd.#(1)	28,700	436,704
Yamato Kogyo Co., Ltd.#(1)	2,800	91,155
Yamazaki Baking Co., Ltd.#(1)	9,000	114,881
Yaskawa Electric Corp.#(1)	16,000	174,723
Yokogawa Electric Corp.†(1)	14,800	116,728

		178,284,924

Jersey — 1.0%
Experian PLC(1)	35,690	471,187
Glencore International PLC†	29,700	259,477
Petrofac, Ltd.(1)	127,469	3,375,229
Randgold Resources, Ltd.(1)	3,249	266,654
Shire PLC(1)	159,398	5,042,603

Security Description	Shares	Value (Note 2)

Jersey (continued)
Wolseley PLC(1)	10,161	$344,598
WPP PLC(1)	45,108	564,714

		10,324,462

Luxembourg — 0.2%
ArcelorMittal#(1)	30,637	1,028,601
Millicom International Cellular SA SDR#(1)	4,092	474,139
SES SA FDR(1)	10,688	287,876
Subsea 7 SA†#(1)	10,100	268,706
Tenaris SA#(1)	16,870	410,243

		2,469,565

Mauritius — 0.0%
Golden Agri - Resources, Ltd.(1)	565,000	316,202

Netherlands — 2.8%
Aegon NV†(1)	308,541	2,167,607
Akzo Nobel NV(1)	16,169	1,169,386
ASML Holding NV(1)	33,384	1,302,866
Corio NV(1)	2,122	145,695
Delta Lloyd NV(1)	3,600	83,351
European Aeronautic Defence and Space Co. NV(1)	30,403	1,004,992
Fugro NV(1)	2,439	194,322
Heineken Holding NV(1)	67,993	3,570,005
Heineken NV(1)	80,250	4,831,894
ING Groep NV†(1)	252,508	3,059,971
Koninklijke Ahold NV(1)	310,147	4,432,565
Koninklijke Boskalis Westminster NV(1)	2,529	120,078
Koninklijke DSM NV(1)	15,786	1,058,638
Koninklijke KPN NV(1)	81,430	1,197,550
Koninklijke Philips Electronics NV(1)	35,212	977,787
Koninklijke Vopak NV(1)	2,514	119,577
PostNL(1)	11,554	121,346
Qiagen NV†#(1)	8,351	166,261
Randstad Holding NV(1)	4,251	210,369
Reed Elsevier NV(1)	24,637	331,796
SBM Offshore NV(1)	6,028	159,507
STMicroelectronics NV#(1)	38,634	433,583
TNT Express NV†	11,554	163,763
Unilever NV(1)	58,156	1,897,512
Wolters Kluwer NV(1)	10,676	241,715

		29,162,136

New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	81,461	154,682
Contact Energy, Ltd.†(1)	29,127	144,176
Fletcher Building, Ltd.(1)	69,821	514,358
Sky City Entertainment Group, Ltd.(1)	54,998	166,570
Telecom Corp. of New Zealand, Ltd.(1)	172,226	341,863

		1,321,649

Norway — 0.4%
Aker Solutions ASA#(1)	10,255	227,138
DnB NOR ASA#(1)	59,254	894,428
Gjensidige Forsikring ASA(1)	7,200	92,240
Norsk Hydro ASA(1)	33,200	266,827
Orkla ASA(1)	27,600	258,204
Renewable Energy Corp. ASA†#(1)	15,600	37,057
Statoil ASA#(1)	39,800	1,051,285
Telenor ASA#(1)	26,600	451,634
Yara International ASA(1)	6,750	407,206

		3,686,019

Portugal — 0.2%
Banco Comercial Portugues SA†#(1)	1,090,665	756,350
Banco Espirito Santo SA(1)	111,015	435,566

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Portugal (continued)
Cimpor Cimentos de Portugal SGPS SA(1)	6,288	$48,025
EDP - Energias de Portugal SA(1)	67,894	252,782
Galp Energia SGPS SA(1)	8,251	174,845
Jeronimo Martins SGPS SA(1)	7,853	147,044
Portugal Telecom SGPS SA(1)	23,979	262,175

		2,076,787

Singapore — 1.5%
Ascendas Real Estate Investment Trust(1)	150,000	250,547
CapitaLand, Ltd.(1)	205,000	513,787
CapitaMall Trust(1)	151,000	244,910
CapitaMalls Asia, Ltd.(1)	95,000	123,282
City Developments, Ltd.(1)	40,000	367,910
ComfortDelGro Corp., Ltd.(1)	162,000	193,095
COSCO Corp. (Singapore), Ltd.#(1)	82,000	131,038
DBS Group Holdings, Ltd.(1)	160,000	1,920,460
Fraser and Neave, Ltd.(1)	79,000	393,322
Global Logistic Properties, Ltd.†(1)	144,000	233,533
Jardine Cycle & Carriage, Ltd.(1)	9,000	295,957
Keppel Corp., Ltd.(1)	124,700	1,165,139
Keppel Land, Ltd.#(1)	56,000	185,781
Neptune Orient Lines, Ltd.#(1)	53,000	78,675
Olam International, Ltd.(1)	108,000	261,039
Oversea - Chinese Banking Corp., Ltd.(1)	230,000	1,771,748
SembCorp Industries, Ltd.(1)	88,000	361,154
SembCorp Marine, Ltd.#(1)	74,000	321,028
Singapore Airlines, Ltd.(1)	49,000	563,982
Singapore Exchange, Ltd.#(1)	81,000	493,915
Singapore Press Holdings, Ltd.#(1)	141,000	441,347
Singapore Technologies Engineering, Ltd.(1)	144,000	346,589
Singapore Telecommunications, Ltd.(1)	717,000	1,866,224
StarHub, Ltd.(1)	63,000	142,517
United Overseas Bank, Ltd.(1)	113,000	1,780,600
UOL Group, Ltd.(1)	30,000	120,193
Wilmar International, Ltd.#(1)	171,000	740,255
Yangzijiang Shipbuilding Holdings, Ltd.#(1)	169,000	219,317

		15,527,344

Spain — 3.1%
Abertis Infraestructuras SA#(1)	60,772	1,407,416
Acciona SA(1)	908	98,581
Acerinox SA#(1)	3,110	59,708
ACS Actividades de Construccion y Servicios SA#(1)	19,878	958,247
Amadeus IT Holding SA†(1)	38,654	796,316
Banco Bilbao Vizcaya Argentaria SA(1)	215,568	2,525,371
Banco de Sabadell SA#(1)	39,954	172,203
Banco Popular Espanol SA#(1)	34,422	200,421
Banco Santander SA(1)	482,736	5,755,240
Bankinter SA#(1)	227,470	1,558,528
Criteria CaixaCorp SA#(1)	30,070	219,116
EDP Renovaveis SA†(1)	6,976	47,800
Enagas SA(1)	6,405	151,064
Ferrovial SA#(1)	13,087	166,553
Fomento de Construcciones y Contratas SA#(1)	11,583	356,538
Gas Natural SDG SA#(1)	11,520	218,925
Grifols SA(1)	4,319	88,213
Iberdrola Renovables SA(1)	30,236	134,313
Iberdrola SA†#(1)	695,407	6,176,577
Inditex SA(1)	7,785	708,240
Indra Sistemas SA#(1)	3,531	74,134
International Consolidated Airlines Group SA†(1)	15,006	58,438
Mapfre SA(1)	27,137	104,402
Mediaset Espana Comunicacion SA(1)	5,143	46,558
Red Electrica Corp. SA(1)	3,866	234,100
Repsol YPF SA(1)	131,568	4,490,597

Security Description	Shares	Value (Note 2)

Spain (continued)
Sacyr Vallehermoso SA(1)	165	$1,783
Telefonica SA(1)	189,298	4,599,837
Zardoya Otis SA#(1)	4,266	71,612

		31,480,831

Sweden — 2.6%
Alfa Laval AB(1)	85,133	1,880,491
Assa Abloy AB, Class B#(1)	11,169	310,813
Atlas Copco AB, Class A(1)	183,651	4,857,240
Atlas Copco AB, Class B(1)	13,976	330,853
Boliden AB(1)	54,700	1,071,772
Electrolux AB, Class B(1)	23,324	634,688
Getinge AB, Class B(1)	7,146	199,663
Hennes & Mauritz AB, Class B(1)	36,500	1,357,610
Hexagon AB#(1)	9,000	245,077
Holmen AB, Class B(1)	1,571	55,007
Husqvarna AB, Class B#(1)	15,810	125,737
Industrivarden AB(1)	3,700	65,428
Investor AB, Class B(1)	97,144	2,332,724
Kinnevik Investment AB, Class B#(1)	7,400	181,447
Modern Times Group AB, Class B(1)	1,709	118,572
Nordea Bank AB(1)	93,810	1,102,526
Ratos AB, Class B Series B(1)	6,400	130,665
Sandvik AB(1)	35,992	684,025
Scania AB, Class B(1)	11,419	282,082
Securitas AB, Class B#(1)	11,182	121,788
Skandinaviska Enskilda Banken AB, Class A(1)	50,403	452,865
Skanska AB, Class B(1)	14,319	265,634
SKF AB, Class B#(1)	13,919	417,425
SSAB AB, Class A#(1)	5,369	90,171
Svenska Cellulosa AB, Class B(1)	20,476	318,581
Svenska Handelsbanken AB, Class A(1)	17,438	587,306
Swedbank AB, Class A(1)	83,005	1,545,476
Swedish Match AB(1)	7,828	276,735
Tele2 AB, Class B(1)	11,337	222,538
Telefonaktiebolaget LM Ericsson, Class B(1)	116,007	1,720,013
TeliaSonera AB(1)	444,430	3,465,296
Volvo AB, Class B(1)	49,164	890,469

		26,340,717

Switzerland — 7.0%
ABB, Ltd.†(1)	78,279	2,102,396
Actelion, Ltd.†(1)	50,486	2,751,080
Adecco SA†(1)	4,730	323,434
Aryzta AG(1)	3,014	167,815
Baloise Holding AG(1)	3,584	378,211
Cie Financiere Richemont SA, Class A(1)	18,642	1,216,451
Credit Suisse Group AG†(1)	56,806	2,444,866
GAM Holding AG†(1)	19,908	379,439
Geberit AG†(1)	1,393	336,408
Givaudan SA†(1)	297	327,327
Holcim, Ltd.†(1)	13,581	1,083,233
Julius Baer Group, Ltd.†(1)	7,389	325,303
Kuehne & Nagel International AG(1)	1,931	304,268
Lindt & Spruengli AG(1)	4	143,042
Lindt & Spruengli AG (Participation Certificate)(1)	1,039	3,230,790
Logitech International SA†#(1)	35,230	436,707
Lonza Group AG†(1)	22,579	1,952,855
Nestle SA(1)	284,621	18,282,080
Nobel Biocare Holding AG†(1)	2,299	50,216
Novartis AG(1)	122,804	7,941,597
Pargesa Holding SA(1)	19,495	1,849,589
Roche Holding AG(1)	35,865	6,312,833
Schindler Holding AG(1)	780	97,763
Schindler Holding AG (Participation Certificate)(1)	1,732	218,708

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
SGS SA(1)	196	$389,882
Sika AG(1)	50	127,543
Sonova Holding AG(1)	2,992	315,950
Straumann Holding AG(1)	2,613	718,406
Sulzer AG(1)	859	155,727
Swatch Group AG(1)	1,572	140,817
Swatch Group AG, Class B(1)	1,098	547,158
Swiss Life Holding AG†(1)	1,090	182,177
Swiss Re Ltd.†	11,033	656,495
Swisscom AG(1)	7,674	3,534,461
Syngenta AG†(1)	3,378	1,166,704
Transocean, Ltd.(1)	55,694	3,873,937
UBS AG†(1)	333,582	6,410,452
Zurich Financial Services AG†(1)	5,199	1,392,246

		72,268,366

United Kingdom — 20.1%
3i Group PLC(1)	34,891	165,433
Admiral Group PLC(1)	36,591	1,038,452
Aggreko PLC(1)	94,186	2,904,059
AMEC PLC(1)	11,890	226,738
Anglo American PLC(1)	149,490	7,463,150
Antofagasta PLC(1)	118,010	2,584,227
ARM Holdings PLC(1)	76,071	720,684
Associated British Foods PLC(1)	12,751	226,106
AstraZeneca PLC(1)	178,694	9,348,584
Autonomy Corp. PLC†#(1)	99,534	2,947,287
Aviva PLC(1)	553,169	3,984,866
Babcock International Group PLC(1)	225,163	2,556,498
BAE Systems PLC(1)	121,778	664,272
Balfour Beatty PLC(1)	479,412	2,542,540
Barclays PLC(1)	733,544	3,352,021
BG Group PLC(1)	205,039	4,769,521
BHP Billiton PLC(1)	262,167	10,394,273
BP PLC(1)	1,308,180	10,092,216
British American Tobacco PLC(1)	82,733	3,718,425
British Land Co. PLC(1)	253,190	2,494,367
British Sky Broadcasting Group PLC(1)	279,488	3,828,063
BT Group PLC(1)	1,265,145	4,190,950
Bunzl PLC(1)	88,754	1,122,600
Burberry Group PLC(1)	31,758	690,573
Cairn Energy PLC†(1)	358,974	2,607,668
Capita Group PLC(1)	21,844	264,884
Capital Shopping Centres Group PLC(1)	19,995	134,555
Carnival PLC(1)	69,113	2,784,460
Centrica PLC(1)	371,920	1,953,822
Cobham PLC(1)	41,296	154,190
Compass Group PLC(1)	239,296	2,334,802
Diageo PLC(1)	89,372	1,905,153
Essar Energy PLC†(1)	10,000	75,613
Eurasian Natural Resources Corp. PLC(1)	9,218	129,130
Fresnillo PLC(1)	95,296	2,290,678
G4S PLC(1)	217,783	1,027,267
GlaxoSmithKline PLC(1)	354,200	7,692,172
Hammerson PLC(1)	76,894	607,237
Home Retail Group PLC#(1)	25,423	90,110
HSBC Holdings PLC(1)	1,278,869	13,374,175
ICAP PLC(1)	35,478	282,972
Imperial Tobacco Group PLC(1)	74,210	2,660,555
Inmarsat PLC(1)	16,442	163,485
Intercontinental Hotels Group PLC(1)	77,640	1,660,939
International Power PLC(1)	54,516	286,910
Intertek Group PLC(1)	5,700	192,364
Invensys PLC(1)	240,342	1,227,308
Investec PLC(1)	17,295	144,290

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
ITV PLC†(1)	250,480	$293,199
J Sainsbury PLC(1)	43,351	247,247
John Wood Group PLC(1)	15,200	157,143
Johnson Matthey PLC(1)	7,682	268,142
Kazakhmys PLC(1)	12,085	261,662
Kingfisher PLC(1)	84,412	399,979
Land Securities Group PLC(1)	237,807	3,261,506
Legal & General Group PLC(1)	1,671,546	3,237,262
Lloyds Banking Group PLC†(1)	2,217,840	1,901,977
London Stock Exchange Group PLC(1)	4,761	76,955
Lonmin PLC(1)	5,790	153,435
Man Group PLC, Class B(1)	67,224	284,736
Marks & Spencer Group PLC(1)	194,194	1,277,595
National Grid PLC(1)	125,123	1,291,102
Next PLC(1)	6,422	240,235
Old Mutual PLC(1)	450,189	976,997
Pearson PLC(1)	29,049	546,333
Prudential PLC(1)	284,612	3,461,618
Reckitt Benckiser Group PLC(1)	22,043	1,251,318
Reed Elsevier PLC(1)	43,477	395,056
Rexam PLC(1)	379,597	2,507,940
Rio Tinto PLC(1)	128,191	8,969,357
Rolls - Royce Holdings PLC†(1)	66,864	702,457
Royal Bank of Scotland Group PLC†(1)	626,851	441,013
Royal Dutch Shell PLC, Class A#(1)	381,438	13,776,058
Royal Dutch Shell PLC, Class B(1)	279,527	10,158,801
RSA Insurance Group PLC(1)	125,314	283,932
SABMiller PLC(1)	33,996	1,260,412
Sage Group PLC(1)	47,218	226,029
Schroders PLC(1)	94,816	2,561,356
Scottish & Southern Energy PLC(1)	33,257	756,222
Segro PLC(1)	26,583	142,219
Serco Group PLC(1)	17,622	167,463
Severn Trent PLC(1)	8,451	211,733
Smith & Nephew PLC(1)	39,955	446,280
Smiths Group PLC(1)	14,010	285,886
Standard Chartered PLC(1)	83,839	2,248,657
Standard Life PLC(1)	81,787	283,723
Tesco PLC(1)	287,237	1,984,341
TUI Travel PLC#(1)	16,623	64,501
Tullow Oil PLC(1)	31,753	707,544
Unilever PLC(1)	45,830	1,488,728
United Utilities Group PLC(1)	24,296	248,914
Vedanta Resources PLC#(1)	4,260	151,007
Vodafone Group PLC(1)	2,997,542	8,345,458
Weir Group PLC(1)	7,500	247,327
Whitbread PLC(1)	6,330	170,052
WM Morrison Supermarkets PLC(1)	80,729	404,553
Xstrata PLC(1)	74,084	1,740,651

		207,036,755

United States — 0.0%
Synthes, Inc.*(1)	2,334	407,196

Total Common Stock
(cost $874,350,597)		940,538,111

EXCHANGE - TRADED FUNDS — 5.5%
United States — 5.5%
iShares MSCI Emerging Markets Index Fund	228,320	11,084,936
Vanguard MSCI Emerging Markets ETF	917,140	45,040,745

Total Exchange - Traded Funds
(cost $44,998,842)		56,125,681

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description		Shares/ Principal Amount(8)	Value (Note 2)

PREFERRED STOCK — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG(1)		32,387	$1,940,383
Henkel AG & Co. KGaA(1)		8,084	571,783
Porsche Automobil Holding SE(1)		5,470	380,241
ProSiebenSat.1 Media AG(1)		2,350	61,002
RWE AG#(1)		1,160	63,792
Volkswagen AG#(1)		6,851	1,218,979

Total Preferred Stock
(cost $3,626,644)			4,236,180

RIGHTS† — 0.0%
Australia — 0.0%
Leighton Holdings, Ltd. Expires 05/06/11		1,148	858

Austria — 0.0%
OMV AG Expires 06/06/11		4,460	0

Belgium — 0.0%
Dexia SA Expires 06/08/11		506,947	0

France — 0.0%
Eurazeo Expires 06/21/11		1,042	1,563

Italy — 0.0%
Intesa Sanpaolo SpA Expires 06/10/11		2,303,085	407,336

Portugal — 0.0%
Banco Comercial Portugues SA Expires 06/09/11		1,090,665	17,265

Spain — 0.0%
Gas Natural SDG SA Expires 06/21/11		11,520	7,909

Total Rights
(cost $9,111)			434,931

WARRANTS† — 0.0%
Hong Kong — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price HKD 58.00)		16,000	0

Italy — 0.0%
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price EUR 12.30)		53,999	15

Total Warrants
(cost $0)			15

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Bonds 4.19% due 12/14/22	GBP	5,000	14,624
National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP	5,000	9,930

Total Foreign Corporate Bonds & Notes
(cost $15,360)			24,554

Total Long-Term Investment Securities
(cost $923,000,554)			1,001,359,472

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Collective Investment Pool — 7.8%
Securities Lending Quality Trust(5)(6)		80,962,461	80,900,394

Security Description	Principal Amount(8)	Value (Note 2)

Time Deposits — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$14,231,000	$14,231,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.07% due 06/23/11@	2,750,000	2,749,882
0.00% due 06/09/11@	200,000	200,000

		2,949,882

Total Short-Term Investment Securities
(cost $98,143,343)		98,081,276

TOTAL INVESTMENTS
(cost $1,021,143,897)(7)	106.9%	1,099,440,748
Liabilities in excess of other assets	(6.9)	(71,243,868)

NET ASSETS —	100.0%	$1,028,196,880

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $407,196 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $943,302,889 representing 91.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Yamaichi Securities Co., Ltd. ADR
Common Stock	08/04/93	6,000	$478,650	$0	$0.00	0.00%

(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	At May 31, 2011, the Fund had loaned securities with a total value of $79,575,256. This was secured by collateral of $80,962,461, which was received in cash and subsequently invested in short-term investments currently valued at $80,900,394 as reported in the portfolio of investments. The remaining collateral with a value of $1,300,498 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	zero coupon	07/28/11 to 05/03/12
United States Treasury Notes/Bonds	0.63% to 7.88%	09/30/11 to 05/15/40

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United States Dollars unless otherwise indicated.

ADR — American Depository Receipt

FDR — Federal Depository Receipt

PPS — Price Protected Shares

RSP — Risparmio Savings Shares

SDR — Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Appreciation (Depreciation)
223	Long	Emini MSCI EAFE	June 2011	$18,798,314	$19,411,035	$612,721
20	Long	Nikkei 225 Index	June 2011	1,054,120	973,500	(80,620)

						$532,101

Currency Legend

EUR—Euro Dollar

GBP—British Pound

HKD–Hong Kong Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$364,208	$87,555,177	#	$0	$87,919,385
France	—	84,835,765	#	—	84,835,765
Germany	—	84,540,456	#	—	84,540,456
Japan	—	178,284,924	#	0	178,284,924
Switzerland	656,495	71,611,871	#	—	72,268,366
United Kingdom	—	207,036,755	#	—	207,036,755
Other Countries*	450,699	225,201,761	#	0	225,652,460
Exchange Traded Funds	56,125,681	—		—	56,125,681
Preferred Stock	—	4,236,180	#	—	4,236,180
Rights	434,931	—		—	434,931
Warrants	15	—		—	15
Foreign Corporate Bonds & Notes	—	24,554		—	24,554
Short-Term Investment Securities:
Collective Investment Pool	—	80,900,394		—	80,900,394
Time Deposits	—	14,231,000		—	14,231,000
U.S. Government Treasuries	—	2,949,882		—	2,949,882
Other Financial Instruments:+
Open Futures Contracts - Appreciation	612,721	—		—	612,721

Total	$58,644,750	$1,041,408,719		$0	$1,100,053,469

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$80,620	$—		$—	$80,620

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $943,302,889 representing 91.7% of net assets. See Note 2.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$383
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(383)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock
$(383)

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Sovereign	69.8%
United States Treasury Notes	6.5
Banks — Commercial	4.7
Time Deposits	2.5
United States Treasury Bonds	2.4
Sovereign Agency	2.3
Real Estate Operations & Development	0.7
Telephone — Integrated	0.7
Special Purpose Entities	0.5
Transport — Services	0.5
Electric — Generation	0.4
Transport — Marine	0.4
Steel — Producers	0.4
Oil Companies — Integrated	0.4
Building & Construction Products — Misc.	0.4
Import/Export	0.4
Building Products — Cement	0.4
Regional Authority	0.4
Finance — Credit Card	0.3
SupraNational Banks	0.3
Telecom Services	0.3
Banks — Special Purpose	0.3
Investment Companies	0.3
Diamonds/Precious Stones	0.3
Oil Companies — Exploration & Production	0.3
Cellular Telecom	0.3
Electric — Integrated	0.2
Chemicals — Diversified	0.2
Metal — Diversified	0.2
Web Portals/ISP	0.2
Building — Heavy Construction	0.2
Gold Mining	0.2
Petrochemicals	0.2
Paper & Related Products	0.2
Finance — Auto Loans	0.1
Insurance — Multi-line	0.1
Medical — Drugs	0.1
Airlines	0.1
Diversified Financial Services	0.1
Food — Retail	0.1
Auto/Truck Parts & Equipment — Original	0.1
Banks — Super Regional	0.1
Forestry	0.1

98.7%

Country Allocation*

Japan	18.3%
United States	12.5
Italy	5.9
Mexico	4.3
Philippines	3.2
Brazil	3.0
United Kingdom	2.9
Russia	2.7
Germany	2.7
Indonesia	2.7
Netherlands	2.4
Poland	2.3
Turkey	2.1
Venezuela	2.1
Spain	2.1
Cayman Islands	1.7
Colombia	1.6
South Africa	1.5
SupraNational	1.5

Canada	1.5
Ukraine	1.4
Hungary	1.3
Peru	1.3
France	1.3
Finland	1.2
Singapore	1.1
Panama	1.0
Sweden	1.0
Chile	1.0
Luxembourg	0.9
Norway	0.9
Argentina	0.9
New Zealand	0.8
Belgium	0.8
Ireland	0.7
Qatar	0.6
Australia	0.6
Dominican Republic	0.5
Byelorussian Ssr	0.4
Sri Lanka	0.4
Uruguay	0.3
South Korea	0.3
Thailand	0.3
Bermuda	0.3
Switzerland	0.3
Denmark	0.3
Malaysia	0.3
Kazakhstan	0.3
Portugal	0.2
United Arab Emirates	0.2
Austria	0.2
British Virgin Islands	0.2
Ivory Coast	0.2
India	0.1
El Salvador	0.1

98.7%

Credit Quality Allocation†#

Government — Treasury	9.3%
AAA	15.8
AA	25.0
A	12.7
BBB	15.9
BB	13.0
B	5.1
Not Rated@	3.2

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Principal Amount(5)	Value (Note 2)

CORPORATE BONDS & NOTES — 15.4%
Argentina — 0.2%
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*	$310,000	$311,550

Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/14*	400,000	405,586

Bermuda — 0.2%
Qtel International Finance, Ltd. Company Guar. Notes 3.38% due 10/14/16	350,000	346,500

Brazil — 0.8%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	290,000	293,944
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*	300,000	295,538
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*	375,000	367,950
Hypermarcas SA Notes 6.50% due 04/20/21*	270,000	269,325
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*	300,000	294,360

		1,521,117

British Virgin Islands — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	320,000	311,435

Canada — 0.1%
Sino-Forest Corp. Company Guar. Notes 6.25% due 10/21/17*	118,000	109,224

Cayman Islands — 1.7%
AES Andres Dominicana/Itabo Dominicana, Ltd. Company Guar. Notes 9.50% due 11/12/20*	265,000	282,623
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*	280,000	307,860
China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*	350,000	348,263
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*	250,000	260,625
Country Garden Holdings Co. Company Guar. Notes 11.25% due 04/22/17*	300,000	318,000
Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*	420,000	395,850
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*	390,000	402,675
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	295,000	307,537

Security Description	Principal Amount(5)		Value (Note 2)

Cayman Islands (continued)
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20		$100,000	$104,250
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19		265,000	291,632
TAM Capital 3, Inc. Company Guar. Notes 8.38% due 06/03/21*		260,000	266,185

			3,285,500

Chile — 0.6%
Cencosud SA Company Guar. Notes 5.50% due 01/20/21*		245,000	244,078
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		540,000	520,362
Inversiones CMPC SA Company Guar. Notes 4.75% due 01/19/18*		300,000	300,864

			1,065,304

Colombia — 0.2%
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	752,000,000	444,155

Denmark — 0.3%
FIH Erhvervsbank A/S Government Liquidated Guar. Notes 2.13% due 03/21/13	EUR	350,000	504,808

France — 0.4%
Dexia Credit Local SA Government Liquidated Guar. Notes 2.38% due 09/23/11*		550,000	552,905
Valeo SA Senior Notes 4.88% due 05/11/18	EUR	100,000	146,691

			699,596

Germany — 0.2%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		325,000	356,265

India — 0.1%
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*		260,000	258,700

Ireland — 0.7%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Company Guar. Notes 7.88% due 09/25/17*		355,000	373,941
Irish Life & Permanent PLC Government Liquidated Guar. Notes 3.13% due 04/22/13	EUR	217,000	261,029
VEB-Leasing Via VEB Leasing Investment Ltd Senior Notes 5.13% due 05/27/16		230,000	231,725
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		450,000	475,484

			1,342,179

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Italy — 0.6%
Banco Popolare SC Senior Notes 4.00% due 04/06/13	EUR	350,000	$504,647
Telecom Italia SpA Notes 4.75% due 05/25/18	EUR	400,000	575,693

			1,080,340

Kazakhstan — 0.3%
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		465,000	495,830

Luxembourg — 0.7%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20*		455,000	498,324
Evraz Group SA Notes 6.75% due 04/27/18*		350,000	351,615
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*		440,000	463,350

			1,313,289

Mexico — 0.7%
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/21*		210,000	208,687
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		140,000	152,950
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		270,000	294,300
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		310,000	325,500
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		245,000	271,950

			1,253,387

Netherlands — 1.1%
Allianz Finance II BV FRS Company Guar. Notes 5.75% due 07/08/41	EUR	200,000	280,814
GTB Finance B.V. Company Guar. Notes 7.50% due 05/19/16*		420,000	420,466
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*		300,000	295,950
MDC-GMTN B.V. Company Guar. Notes 3.75% due 04/20/16*		300,000	303,388
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	752,870

			2,053,488

New Zealand — 0.8%
ANZ National (International), Ltd. Government Liquidated Guar. Notes 3.25% due 04/02/12*		700,000	716,611

Security Description	Principal Amount(5)		Value (Note 2)

New Zealand (continued)
Westpac Securities New Zealand, Ltd. Government Liquidated Guar. Notes 3.45% due 07/28/14*		$800,000	$853,850

			1,570,461

Peru — 0.3%
Banco de Credito del Peru Senior Notes 4.75% due 03/16/16*		320,000	315,627
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*		300,000	288,000

			603,627

Portugal — 0.2%
BANIF SGPS SA Government Liquidated Guar. Notes 3.25% due 05/08/12	EUR	350,000	475,424

Singapore — 0.4%
PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	862,912

South Africa — 0.3%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*		280,000	293,300
Transnet, Ltd. Senior Notes 4.50% due 02/10/16*		300,000	310,512

			603,812

Spain — 0.4%
BBVA Senior Finance SAU Bank Guar. Notes 2.75% due 09/10/12	EUR	300,000	429,707
CEAMI Guaranteed Bonds I Government Liquidated Guar. Notes 3.13% due 06/22/12	EUR	200,000	286,762

			716,469

SupraNational — 0.6%
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	594,060
European Union Government Guar. Bonds 2.50% due 12/04/15	EUR	400,000	572,035

			1,166,095

Sweden — 0.1%
Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/16	EUR	150,000	217,169

Thailand — 0.3%
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20*		300,000	291,168
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	291,167

			582,335

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Turkey — 0.2%
Finansbank AS Senior Notes 5.50% due 05/11/16*		$350,000	$336,000

United Arab Emirates — 0.2%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*		450,000	463,500

United Kingdom — 0.8%
Royal Bank of Scotland PLC Government Liquidated Guar. Notes 2.63% due 05/11/12*		300,000	306,075
Royal Bank of Scotland PLC Senior Notes 4.75% due 05/18/16	EUR	150,000	216,531
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		365,000	366,825
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/21	GBP	350,000	569,992

			1,459,423

United States — 1.1%
American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	614,454
American Honda Finance Corp. Senior Notes 3.88% due 09/16/14	EUR	200,000	296,265
BB&T Corp. Senior Notes 3.20% due 03/15/16		400,000	408,181
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		315,000	335,892
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16		112,000	114,567
Google, Inc. Senior Notes 3.63% due 05/19/21		350,000	347,249

			2,116,608

Venezuela — 0.4%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		300,000	142,500
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		830,000	587,225

			729,725

Total Corporate Bonds & Notes
(cost $28,088,104)			29,061,813

GOVERNMENT AGENCIES — 64.5%
Argentina — 0.7%
Republic of Argentina Notes 2.50% due 12/31/38(1)		1,372,134	587,959
Republic of Argentina Senior Bonds 8.28% due 12/31/33		824,803	723,765

			1,311,724

Security Description	Principal Amount(5)		Value (Note 2)

Australia — 0.4%
New South Wales Treasury Corp. Local Government Guar. 6.00% due 04/01/16	AUD	600,000	$657,858

Austria — 0.2%
Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	433,543

Belgium — 0.8%
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,383,748
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	100,000	134,972

			1,518,720

Bermuda — 0.1%
Government of Bermuda Senior Notes 5.60% due 07/20/20*		155,000	169,337

Brazil — 2.2%
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		1,440,000	1,513,440
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		717,000	730,264
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		300,000	364,500
Federal Republic of Brazil Notes 8.00% due 01/15/18		412,222	494,667
Federal Republic of Brazil Notes 8.75% due 02/04/25		794,000	1,108,821

			4,211,692

Byelorussian Ssr — 0.4%
Republic of Belarus Bonds 8.75% due 08/03/15		470,000	415,950
Republic of Belarus Senior Notes 8.95% due 01/26/18		480,000	415,200

			831,150

Canada — 1.4%
Government of Canada Bonds 1.25% due 06/01/11	CAD	850,000	877,355
Government of Canada Notes 1.50% due 03/01/12	CAD	1,100,000	1,138,001
Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	645,642

			2,660,998

Chile — 0.4%
Republic of Chile Bonds 5.50% due 08/05/20	CLP	343,000,000	740,374

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Colombia — 1.4%
Republic of Colombia Senior Bonds 6.13% due 01/18/41		$540,000	$585,900
Republic of Colombia Senior Bonds 7.38% due 09/18/37		840,000	1,052,100
Republic of Colombia Senior Bonds 8.13% due 05/21/24		260,000	343,200
Republic of Colombia Bonds 9.85% due 06/28/27	COP	960,000,000	722,874

			2,704,074

Dominican Republic — 0.5%
Dominican Republic Senior Notes 7.50% due 05/06/21*		230,000	241,500
Dominican Republic Senior Notes 7.50% due 05/06/21		600,000	630,000

			871,500

El Salvador — 0.1%
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		200,000	223,000

Finland — 1.2%
Government of Finland Senior Notes 3.13% due 09/15/14	EUR	100,000	148,607
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	1,160,000	1,690,840
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	320,000	501,571

			2,341,018

France — 0.9%
Government of France Bonds 3.25% due 04/25/16	EUR	850,000	1,257,974
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	502,275
Government of France Bonds 5.50% due 04/25/29	EUR	347	602

			1,760,851

Germany — 2.5%
Federal Republic of Germany Bonds 1.50% due 03/15/13	EUR	600,000	862,691
Federal Republic of Germany Bonds 3.25% due 07/04/42	EUR	300,000	408,973
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	550,000	844,718
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	926,473

Security Description	Principal Amount(5)		Value (Note 2)

Germany (continued)
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	$161,378
Federal Republic of Germany Bonds 4.75% due 07/04/28	EUR	900,000	1,490,167

			4,694,400

Hungary — 1.3%
Republic of Hungary Bonds 5.50% due 02/12/14	HUF	60,000,000	316,436
Republic of Hungary Bonds 5.50% due 02/12/16	HUF	66,000,000	336,631
Republic of Hungary Bonds 6.38% due 03/29/21		670,000	700,988
Republic of Hungary Bonds 7.63% due 03/29/41		1,098,000	1,185,840

			2,539,895

Indonesia — 2.7%
Republic of Indonesia Senior Notes 4.88% due 05/05/21*		930,000	943,950
Republic of Indonesia Senior Bonds 5.88% due 03/13/20		550,000	602,938
Republic of Indonesia Bonds 6.63% due 02/17/37		640,000	708,997
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		1,130,000	1,307,975
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	896,125
Republic of Indonesia Senior Notes 11.63% due 03/04/19		390,000	570,375

			5,030,360

Ivory Coast — 0.2%
Republic of Ivory Coast Senior Bonds 2.50% due 12/31/32(2)		560,000	296,800

Japan — 18.3%
Government of Japan Senior Bonds 0.20% due 06/15/12	JPY	170,000,000	2,086,516
Government of Japan Senior Bonds 0.40% due 06/20/15	JPY	32,400,000	398,427
Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	982,803
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	274,000,000	3,386,097
Government of Japan Senior Bonds 0.80% due 03/20/13	JPY	360,000,000	4,465,886

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	145,000,000	$1,765,382
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	190,000,000	2,393,130
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	145,000,000	1,828,199
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	433,112
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	42,850,000	549,508
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,451,485
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	266,000,000	3,475,639
Government of Japan Senior Bonds 1.70% due 09/20/17	JPY	228,000,000	2,984,937
Government of Japan Bonds 1.70% due 03/20/18	JPY	30,000,000	392,742
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,739,325
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	181,000,000	2,184,429
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	2,062,536
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	85,000,000	1,076,640

			34,656,793

Luxembourg — 0.2%
European Financial Stability Facility Government Guar. Notes 2.75% due 07/18/16	EUR	318,000	456,364

Malaysia — 0.3%
Federation of Malaysia Senior Bonds 3.21% due 05/31/13	MYR	1,500,000	498,101

Mexico — 3.6%
United Mexican States Senior Notes 5.13% due 01/15/20		634,000	681,550
United Mexican States Senior Notes 6.05% due 01/11/40		650,000	689,975
United Mexican States Bonds 6.50% due 06/10/21	MXN	126,000	1,056,669
United Mexican States Bonds 7.00% due 06/19/14	MXN	211,300	1,895,735
United Mexican States Senior Notes 7.50% due 04/08/33		440,000	553,300

Security Description	Principal Amount(5)		Value (Note 2)

Mexico (continued)
United Mexican States Bonds 8.00% due 06/11/20	MXN	37,000	$345,511
United Mexican States Senior Bonds 8.30% due 08/15/31		610,000	832,650
United Mexican States Bonds 8.50% due 05/31/29	MXN	38,800	367,149
United Mexican States Bonds 10.00% due 12/05/24	MXN	32,000	346,468

			6,769,007

Netherlands — 1.3%
Government of Netherlands Bonds 3.25% due 07/15/21	EUR	1,250,000	1,791,031
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	410,000	628,047

			2,419,078

Norway — 0.9%
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	8,800,000	1,759,505

Panama — 1.0%
Republic of Panama Bonds 5.20% due 01/30/20		770,000	831,985
Republic of Panama Bonds 6.70% due 01/26/36		950,000	1,109,125

			1,941,110

Peru — 1.0%
Republic of Peru Senior Bonds 5.63% due 11/18/50		250,000	234,375
Republic of Peru Senior Bonds 6.55% due 03/14/37		255,000	281,137
Republic of Peru Senior Bonds 7.35% due 07/21/25		821,000	993,410
Republic of Peru Senior Bonds 8.75% due 11/21/33		280,000	380,380

			1,889,302

Philippines — 3.2%
Republic of the Philippines Bonds 4.00% due 01/15/21		760,000	739,100
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	19,000,000	424,931
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		1,265,000	1,456,331
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		290,000	356,700

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Philippines (continued)
Republic of Philippines Bonds 8.38% due 06/17/19		$1,400,000	$1,793,750
Republic of the Philippines Senior Notes 9.50% due 02/02/30		340,000	485,775
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		500,000	751,250

			6,007,837

Poland — 2.3%
Republic of Poland Bonds 5.13% due 04/21/21		2,020,000	2,093,225
Government of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	657,170
Government of Poland Bonds 5.75% due 04/25/14	PLN	1,400,000	517,326
Government of Poland Bonds 6.25% due 10/24/15	PLN	1,500,000	561,842
Government of Poland Senior Bonds 6.38% due 07/15/19		389,000	443,390

			4,272,953

Qatar — 0.6%
State of Qatar Bonds 5.25% due 01/20/20		640,000	688,000
State of Qatar Bonds 6.55% due 04/09/19		400,000	469,000

			1,157,000

Russia — 2.7%
Russian Federation Senior Bonds 5.00% due 04/29/20*		600,000	611,640
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		1,734,325	2,043,260
Russian Federation Bonds 7.85% due 03/10/18*	RUB	20,000,000	749,266
Russian Federation Notes 12.75% due 06/24/28		970,000	1,726,600

			5,130,766

Singapore — 0.7%
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	870,000	738,976
Republic of Singapore Senior Bonds 3.25% due 09/01/20	SGD	660,000	572,912

			1,311,888

South Africa — 1.2%
Republic of South Africa Senior Notes 5.88% due 05/30/22		530,000	587,637

Security Description	Principal Amount(5)		Value (Note 2)

South Africa (continued)
Republic of South Africa Bonds 6.25% due 03/08/41		$235,000	$255,563
Republic of South Africa Bonds 7.25% due 01/15/20	ZAR	5,300,000	729,972
Republic of South Africa Bonds 10.50% due 12/21/26	ZAR	3,900,000	669,437

			2,242,609

South Korea — 0.3%
Republic of South Korea Senior Bonds 7.13% due 04/16/19		500,000	604,567

Spain — 1.7%
Kingdom of Spain Bonds 2.30% due 04/30/13	EUR	350,000	492,553
Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	471,958
Kingdom of Spain Bonds 3.63% due 06/17/13		250,000	258,225
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	487,579
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	359,130
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	800,000	1,160,363

			3,229,808

Sri Lanka — 0.4%
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		700,000	700,000

SupraNational — 0.9%
European Union Notes 2.75% due 06/03/16	EUR	400,000	574,683
European Union Senior Notes 3.25% due 04/04/18	EUR	355,000	515,293
European Union Notes 3.50% due 06/04/21	EUR	400,000	574,188

			1,664,164

Sweden — 0.9%
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	9,800,000	1,655,763

Switzerland — 0.3%
Swiss Confederation Bonds 2.00% due 10/12/16	CHF	420,000	509,049

Turkey — 1.9%
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	600,000	323,931

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)	Value (Note 2)

GOVERNMENT AGENCIES (continued)
Turkey (continued)
Republic of Turkey Senior Notes 6.75% due 04/03/18	$540,000	$612,900
Republic of Turkey Senior Notes 6.88% due 03/17/36	315,000	346,500
Republic of Turkey Senior Bonds 7.00% due 09/26/16	530,000	607,513
Republic of Turkey Senior Notes 7.00% due 06/05/20	230,000	264,788
Republic of Turkey Senior Notes 7.38% due 02/05/25	570,000	673,312
Republic of Turkey Senior Notes 7.50% due 11/07/19	310,000	368,125
Republic of Turkey Senior Notes 8.00% due 02/14/34	387,000	479,880

		3,676,949

Ukraine — 1.4%
Financing of Infrastrucural Projects State Enterprise Govt. Guar. Bonds 7.40% due 04/20/18	810,000	801,900
Ukraine Government Bonds 6.58% due 11/21/16	330,000	334,125
Ukraine Government Bonds 7.75% due 09/23/20	330,000	338,250
Ukraine Government Senior Notes 7.95% due 02/23/21	840,000	866,250
Ukraine Government Senior Notes 7.95% due 02/23/21*	350,000	356,875

		2,697,400

Uruguay — 0.3%
Republic of Uruguay Bonds 8.00% due 11/18/22	510,000	649,740

Venezuela — 1.7%
Republic of Venezuela Senior Bonds 5.75% due 02/26/16	510,000	378,675
Republic of Venezuela Senior Bonds 8.50% due 10/08/14	675,000	610,875
Republic of Venezuela Bonds 9.00% due 05/07/23	470,000	321,245
Republic of Venezuela Bonds 12.75% due 08/23/22	2,290,000	1,969,400

		3,280,195

Total Government Agencies
(cost $114,885,561)		122,177,242

Security Description	Principal Amount(5)		Value (Note 2)

GOVERNMENT TREASURIES — 16.3%
Italy — 5.3%
Republic of Italy Bonds 2.00% due 06/01/13	EUR	350,000	$495,037
Republic of Italy Bonds 3.00% due 11/01/15	EUR	1,800,000	2,501,451
Republic of Italy Bonds 3.75% due 08/01/16	EUR	700,000	1,001,527
Republic of Italy Bonds 4.25% due 09/01/19	EUR	1,200,000	1,706,784
Republic of Italy Bonds 4.50% due 02/01/18	EUR	230,000	335,527
Republic of Italy Bonds 4.75% due 09/01/21	EUR	700,000	1,008,780
Republic of Italy Senior Bonds 5.00% due 03/01/25	EUR	275,000	396,920
Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	1,608,833
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	1,051,285

			10,106,144

United Kingdom — 2.1%
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	370,000	659,703
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,175,000	1,971,976
Government of United Kingdom Bonds 4.50% due 03/07/13	GBP	350,000	611,791
Government of United Kingdom Bonds 5.25% due 06/07/12	GBP	400,000	688,189

			3,931,659

United States — 8.9%
United States Treasury Bonds 2.50% due 07/15/16 TIPS(3)		$481,193	552,131
4.38% due 11/15/39		165,000	169,615
4.75% due 02/15/41		1,300,000	1,419,235
5.38% due 02/15/31		700,000	839,125
5.50% due 08/15/28		1,250,000	1,515,235
United States Treasury Notes 0.63% due 01/31/13		1,200,000	1,205,203
1.13% due 12/15/12		400,000	404,922
1.25% due 09/30/15		1,700,000	1,690,437
1.38% due 05/15/12		2,300,000	2,325,337
1.38% due 11/30/15		500,000	498,125
1.50% due 07/15/12		1,400,000	1,419,907
1.75% due 04/15/13		500,000	512,345
2.13% due 12/31/15		700,000	719,524
2.38% due 08/31/14		1,650,000	1,727,989
2.38% due 09/30/14		700,000	733,250
2.38% due 03/31/16		88,000	91,135

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount(5)	Value (Note 2)

GOVERNMENT TREASURIES (continued)
United States (continued)
3.00% due 08/31/16	$208,000	$220,935
4.50% due 11/15/15	700,000	793,351

		16,837,801

Total Government Treasuries
(cost $30,125,858)		30,875,604

Total Long-Term Investment Securities
(cost $173,099,523)		182,114,659

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11 (cost $4,796,000)	$4,796,000	4,796,000

TOTAL INVESTMENTS
(cost $177,895,523)(4)	98.7%	186,910,659
Other assets less liabilities	1.3	2,398,666

NET ASSETS —	100.0%	$189,309,325

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $22,820,955 representing 12.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond is in default.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denominated in United States Dollars unless otherwise indicated.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation	Gross Unrealized Depreciation
State Street Bank London	JPY	87,000,000	USD	1,045,673	7/19/2011	$–	$(21,858)

UBS AG London	EUR	951,734	GBP	840,000	7/19/2011	12,903	–
	GBP	300,000	EUR	333,686	7/19/2011	–	(13,549)
	JPY	44,000,000	USD	537,126	7/19/2011	–	(2,775)

						12,903	(16,324)

						$12,903	$(38,182)

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Switzerland Franc

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro Dollar

GBP—British Pound

HUF—Hungary Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Phillipine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rad

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$29,061,813	$—	$29,061,813
Government Agencies	—	122,177,242	—	122,177,242
Government Treasuries	—	30,875,604	—	30,875,604
Short-Term Investment Securities:
Time Deposits	—	4,796,000	—	4,796,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	12,903	—	—	12,903

Total	$12,903	$186,910,659	$—	$186,923,562

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$38,182	$—	$—	$38,182

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	7.8%
Banks — Commercial	7.2
Diversified Banking Institutions	5.1
Medical — Drugs	4.2
Food — Misc.	4.1
Oil Companies — Integrated	3.6
Auto — Cars/Light Trucks	3.5
Cellular Telecom	2.5
Diversified Operations	2.2
Chemicals — Diversified	2.2
Diversified Minerals	2.2
Time Deposits	2.2
Industrial Gases	2.0
Food — Retail	2.0
Oil — Field Services	1.9
Brewery	1.7
Oil Companies — Exploration & Production	1.7
Tobacco	1.4
Computer Services	1.4
Soap & Cleaning Preparation	1.3
Agricultural Chemicals	1.3
Transport — Rail	1.3
Beverages — Wine/Spirits	1.2
Power Converter/Supply Equipment	1.2
Electronic Components — Misc.	1.2
Metal — Diversified	1.1
Web Portals/ISP	1.1
Machinery — Construction & Mining	1.1
Wireless Equipment	1.0
Electronic Components — Semiconductors	1.0
Human Resources	1.0
Insurance — Property/Casualty	1.0
Retail — Apparel/Shoe	1.0
Insurance — Multi-line	1.0
Semiconductor Components — Integrated Circuits	1.0
Distribution/Wholesale	1.0
Engineering/R&D Services	1.0
Industrial Automated/Robotic	1.0
Auto/Truck Parts & Equipment — Original	1.0
Food — Catering	0.9
Enterprise Software/Service	0.9
Diversified Manufacturing Operations	0.9
Multimedia	0.8
Office Automation & Equipment	0.8
Medical Products	0.8
Commercial Services	0.7
Retail — Jewelry	0.7
Medical — Generic Drugs	0.7
Cosmetics & Toiletries	0.6
Electric — Integrated	0.6
Dialysis Centers	0.6
Gas — Distribution	0.6
E-Commerce/Services	0.6
Electronics — Military	0.6
Electric Products — Misc.	0.6
Building Products — Cement	0.6
Import/Export	0.5
Aerospace/Defense — Equipment	0.5
Athletic Footwear	0.5
Telephone — Integrated	0.5
Cable/Satellite TV	0.5
Apparel Manufacturers	0.5
Finance — Leasing Companies	0.5
Satellite Telecom	0.5
Retail — Building Products	0.5
Finance — Other Services	0.4
Rubber — Tires	0.4
Retail — Consumer Electronics	0.4
Advertising Services	0.4

Machinery — General Industrial	0.4
Metal — Copper	0.4
Cruise Lines	0.4
Hotels/Motels	0.4
Retail — Misc./Diversified	0.4
Oil & Gas Drilling	0.3
Retail — Convenience Store	0.3
Publishing — Books	0.3
Casino Hotels	0.3
Retail — Home Furnishings	0.3
Filtration/Separation Products	0.3
Transport — Services	0.3
Optical Supplies	0.3
Real Estate Operations & Development	0.3
Steel — Producers	0.3
Chemicals — Specialty	0.3
Telecom Services	0.2
Machinery — Farming	0.2
Investment Management/Advisor Services	0.2
Electronic Measurement Instruments	0.2
Medical — Biomedical/Gene	0.2
Telecommunication Equipment	0.2
Rubber & Vinyl	0.2
Beverages — Non-alcoholic	0.2
Precious Metals	0.2
Insurance — Reinsurance	0.2
Paper & Related Products	0.2
Broadcast Services/Program	0.2
Publishing — Periodicals	0.2
Semiconductor Equipment	0.2
Transactional Software	0.1
Retail — Restaurants	0.1
Finance — Investment Banker/Broker	0.1
Investment Companies	0.1
Advertising Sales	0.1
Electric — Transmission	0.1

107.5%

Country Allocation*

United Kingdom	18.2%
Japan	10.6
France	10.5
United States	10.2
Switzerland	10.1
Germany	8.2
Netherlands	3.7
Australia	3.7
Sweden	3.4
Canada	2.8
South Korea	2.0
Jersey	2.0
Taiwan	1.9
Italy	1.5
Spain	1.4
Singapore	1.4
Hong Kong	1.4
Bermuda	1.3
Denmark	1.2
Belgium	1.1
Russia	1.1
Cayman Islands	1.1
India	1.0
Ireland	0.9
Mexico	0.8
China	0.8
Brazil	0.7
Israel	0.7

VALIC Company I International Growth I Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited) — (continued)

Country Allocation* (continued)

Portugal	0.6%
Poland	0.5
Luxembourg	0.5
Norway	0.5
Indonesia	0.5
Finland	0.3
Turkey	0.3
South Africa	0.3
Czech Republic	0.2
Austria	0.1

107.5%

*	Calculated as a percentage of net assets

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Australia — 3.7%
BHP Billiton, Ltd.(1)	164,718	$7,855,343
Cochlear, Ltd.(1)	15,707	1,341,754
Commonwealth Bank of Australia(1)	26,680	1,444,733
CSL, Ltd.(1)	40,191	1,458,316
Iluka Resources, Ltd.(1)	71,310	1,196,864
QBE Insurance Group, Ltd.(1)	140,755	2,662,982
Wesfarmers, Ltd.(1)	58,670	2,087,784
Westpac Banking Corp.(1)	95,640	2,265,733
WorleyParsons, Ltd.(1)	75,307	2,418,311

		22,731,820

Austria — 0.1%
Erste Group Bank AG#(1)	17,847	891,179

Belgium — 1.1%
Anheuser - Busch InBev NV(1)	96,976	5,858,671
Umicore SA(1)	22,510	1,242,224

		7,100,895

Bermuda — 1.3%
Esprit Holdings, Ltd.(1)	257,200	968,451
Li & Fung, Ltd.†#(1)(6)	1,878,800	4,210,260
Seadrill, Ltd.#(1)	55,580	2,017,334
VimpelCom, Ltd. ADR	46,434	653,791

		7,849,836

Brazil — 0.1%
BM&FBovespa SA	126,000	904,022

Canada — 2.8%
Agrium, Inc.	11,887	1,043,249
Canadian National Railway Co. (New York)	52,760	4,130,053
Canadian National Railway Co. (Toronto)	45,705	3,574,411
Canadian Natural Resources, Ltd.	31,502	1,371,151
Cenovus Energy, Inc.#	39,858	1,472,794
Encana Corp.#	29,780	1,014,951
Fairfax Financial Holdings, Ltd.	3,129	1,206,256
Suncor Energy, Inc.#	68,182	2,846,635
Talisman Energy, Inc.#	40,184	848,598

		17,508,098

Cayman Islands — 1.1%
Baidu, Inc. ADR†	23,980	3,254,326
Ctrip.com International, Ltd. ADR†	16,640	748,800
Focus Media Holding, Ltd. ADR†#	21,239	663,718
Wynn Macau, Ltd.#(1)	531,476	1,869,012

		6,535,856

China — 0.8%
Industrial & Commercial Bank of China, Ltd. Class H(1)	5,865,615	4,944,561

Czech Republic — 0.2%
Komercni Banka AS(1)	4,201	1,001,725

Denmark — 1.2%
Christian Hansen Holding A/S(1)	33,120	797,300
Novo Nordisk A/S, Class B(1)	52,021	6,530,766

		7,328,066

Finland — 0.3%
Fortum Oyj(1)	38,750	1,299,018
Kone Oyj, Class B(1)	13,520	854,335

		2,153,353

France — 10.5%
Accor SA#(1)	47,578	2,185,864
Air Liquide SA(1)	45,185	6,286,579

Security Description	Shares	Value (Note 2)

France (continued)
Alcatel - Lucent†(1)	249,930	$1,414,726
BNP Paribas SA#(1)	65,752	5,144,240
Cap Gemini SA#(1)	31,789	1,821,125
Cie Generale d’Optique Essilor International SA(1)	22,210	1,804,850
Cie Generale des Etablissements Michelin, Class B(1)	13,017	1,222,113
Danone(1)	125,834	9,233,658
Eutelsat Communications SA(1)	63,522	2,824,307
Lafarge SA(1)	18,370	1,269,990
Legrand SA#(1)	46,906	1,988,605
LVMH Moet Hennessy Louis Vuitton SA#(1)	40,323	7,055,693
Pernod - Ricard SA(1)	38,336	3,886,010
Publicis Groupe SA#(1)	46,503	2,566,083
Safran SA(1)	88,490	3,616,877
Schneider Electric SA(1)	43,729	7,219,423
Technip SA(1)	32,930	3,548,699
Total SA#(1)	18,871	1,092,304
Zodiac Aerospace(1)	9,180	739,693

		64,920,839

Germany — 8.2%
Adidas AG(1)	43,159	3,251,263
Allianz SE(1)	21,000	2,903,772
BASF SE(1)	34,660	3,202,362
Bayer AG(1)	53,901	4,418,039
Bayerische Motoren Werke AG(1)	52,691	4,672,174
Beiersdorf AG(1)	40,719	2,702,175
Deutsche Boerse AG#(1)	24,853	1,964,973
Fresenius Medical Care AG & Co. KGaA#(1)	53,100	3,854,465
Kabel Deutschland Holding AG†(1)	44,320	3,027,439
Linde AG#(1)	36,690	6,206,240
MAN SE(1)	10,600	1,475,648
Merck KGaA(1)	18,062	1,985,309
SAP AG#(1)	91,875	5,716,946
Siemens AG(1)	26,790	3,585,068
ThyssenKrupp AG(1)	34,980	1,666,052

		50,631,925

Hong Kong — 1.4%
China Unicom Hong Kong, Ltd.#(1)	610,000	1,355,199
China Unicom Hong Kong, Ltd. ADR#	124,152	2,741,276
CNOOC, Ltd.#(1)	857,000	2,165,678
Hutchison Whampoa, Ltd.(1)	160,000	1,853,373
Sun Hung Kai Properties, Ltd.(1)	29,000	451,545

		8,567,071

India — 1.0%
ICICI Bank, Ltd. ADR#	50,850	2,425,037
Infosys Technologies, Ltd. ADR#	56,306	3,476,895

		5,901,932

Indonesia — 0.5%
Bank Mandiri Tbk PT(1)	3,335,495	2,820,888

Ireland — 0.9%
Accenture PLC, Class A#	57,323	3,289,767
Anglo Irish Bank Corp., Ltd.†(2)	58,907	0
CRH PLC(1)	95,260	2,078,000

		5,367,767

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	80,716	4,108,444

Italy — 1.5%
Pirelli & C. SpA#(1)	148,040	1,476,136
Saipem SpA#(1)	95,799	5,060,928

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Italy (continued)
UniCredit SpA#(1)	1,304,770	$2,976,562

		9,513,626

Japan — 10.6%
Aeon Credit Service Co., Ltd.#(1)	15,000	191,138
Canon, Inc.(1)	104,100	5,020,337
Denso Corp.(1)	86,200	3,092,192
FANUC Corp.(1)	39,100	6,010,483
Honda Motor Co., Ltd.(1)	41,900	1,599,803
Hoya Corp.(1)	105,300	2,188,333
Inpex Corp.(1)	395	2,860,021
JSR Corp.(1)	69,600	1,381,749
Keyence Corp.#(1)	5,600	1,469,222
Komatsu, Ltd.(1)	133,500	3,995,453
Lawson, Inc.#(1)	39,000	1,935,869
Mitsubishi Corp.(1)	129,500	3,277,502
Mitsubishi UFJ Financial Group, Inc.#(1)	432,300	2,001,088
Murata Manufacturing Co., Ltd.(1)	38,800	2,448,446
Nidec Corp.#(1)	17,800	1,598,138
Nissan Motor Co., Ltd.(1)	436,900	4,378,693
Nitori Holdings Co., Ltd.#(1)	21,150	1,845,425
Nomura Holdings, Inc.(1)	174,400	880,038
ORIX Corp.#(1)	29,960	2,871,108
Rakuten, Inc.#(1)	2,885	2,931,505
Shin - Etsu Chemical Co., Ltd.#(1)	55,300	2,879,017
Softbank Corp.(1)	54,100	2,103,553
Sumitomo Realty & Development Co., Ltd.(1)	62,000	1,323,727
Toyota Motor Corp.(1)	44,975	1,872,518
Unicharm Corp.#(1)	33,200	1,343,360
Yahoo Japan Corp.#(1)	4,199	1,392,285
Yamada Denki Co., Ltd.#(1)	32,810	2,566,919

		65,457,922

Jersey — 2.0%
Informa PLC(1)	205,659	1,475,046
Petrofac, Ltd.(1)	58,366	1,545,463
Shire PLC(1)	119,319	3,774,692
Wolseley PLC(1)	43,700	1,482,032
WPP PLC(1)	301,860	3,779,035

		12,056,268

Luxembourg — 0.5%
Millicom International Cellular SA	28,265	3,227,863

Mexico — 0.8%
America Movil SAB de CV, Series L ADR	49,666	2,617,398
Fomento Economico Mexicano SABde CV ADR#	22,304	1,381,287
Grupo Televisa SA ADR#	50,179	1,180,712

		5,179,397

Netherlands — 3.7%
Akzo Nobel NV(1)	43,068	3,114,796
ASML Holding NV(1)	26,190	1,022,108
CNH Global NV†	35,820	1,515,902
European Aeronautic Defence and Space Co. NV(1)	76,540	2,530,083
Heineken NV(1)	82,646	4,976,159
ING Groep NV CVA†(1)	274,703	3,328,936
Koninklijke Ahold NV(1)	111,576	1,594,624
Koninklijke KPN NV(1)	21,629	318,087
Randstad Holding NV(1)	39,105	1,935,185
Unilever NV CVA(1)	49,539	1,616,357
Wolters Kluwer NV(1)	50,832	1,150,886

		23,103,123

Norway — 0.5%
Petroleum Geo - Services ASA†(1)	78,460	1,275,770

Security Description	Shares	Value (Note 2)

Norway (continued)
Yara International ASA#(1)	30,120	$1,817,044

		3,092,814

Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA(1)	203,477	3,264,325

Portugal — 0.6%
Jeronimo Martins SGPS SA(1)	190,060	3,558,781

Russia — 1.1%
Gazprom OAO ADR†(1)	127,140	1,881,203
Magnit GDR†(1)	79,950	2,464,117
Sberbank of Russia(1)	698,940	2,472,353

		6,817,673

Singapore — 1.4%
DBS Group Holdings, Ltd.(1)	88,000	1,056,253
Keppel Corp., Ltd.(1)	519,500	4,853,966
Singapore Telecommunications, Ltd.(1)	354,950	923,872
United Overseas Bank, Ltd.(1)	122,000	1,922,417

		8,756,508

South Africa — 0.3%
MTN Group, Ltd.(1)	72,723	1,552,515

South Korea — 2.0%
Hyundai Mobis(1)	8,011	2,820,804
Hyundai Motor Co.(1)	16,313	3,830,847
NHN Corp†(1)	9,499	1,692,551
Samsung Electronics Co., Ltd.(1)	2,090	1,751,887
Samsung Electronics Co., Ltd. GDR (London)(1)	5,153	2,159,317
Samsung Electronics Co., Ltd. GDR (OTC US)*†	551	228,775

		12,484,181

Spain — 1.4%
Amadeus IT Holding SA†(1)	46,786	963,844
Banco Bilbao Vizcaya Argentaria SA(1)	256,856	3,009,058
Banco Santander SA(1)	140,002	1,669,122
Inditex SA(1)	20,060	1,824,958
Red Electrica Corp. SA(1)	10,298	623,580
Telefonica SA(1)	31,420	763,489

		8,854,051

Sweden — 3.4%
Alfa Laval AB(1)	82,700	1,826,749
Atlas Copco AB, Class A#(1)	83,930	2,219,799
Hennes & Mauritz AB, Class B(1)	28,410	1,056,704
Kinnevik Investment AB, Class B(1)	35,601	872,930
Svenska Cellulosa AB, Class B(1)	75,955	1,181,766
Swedbank AB, Class A(1)	295,089	5,494,284
Telefonaktiebolaget LM Ericsson, Class B(1)	228,091	3,381,860
Volvo AB, Class B(1)	259,463	4,699,450

		20,733,542

Switzerland — 10.1%
ABB, Ltd.†(1)	139,851	3,756,081
Adecco SA†(1)	36,370	2,486,954
Cie Financiere Richemont SA, Class A(1)	21,709	1,416,583
Givaudan SA†(1)	1,469	1,618,999
Julius Baer Group, Ltd.†(1)	108,448	4,774,453
Kuehne & Nagel International AG(1)	11,475	1,808,119
Nestle SA(1)	210,497	13,520,868
Novartis AG(1)	134,266	8,682,832
Roche Holding AG(1)	29,695	5,226,811
SGS SA(1)	1,300	2,585,953
Sonova Holding AG†(1)	8,551	902,969
Swatch Group AG, Class B(1)	5,930	2,955,052

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland — (continued)
Swiss Re Ltd.†	20,008	$1,190,534
Syngenta AG†(1)	14,396	4,972,136
UBS AG†(1)	322,868	6,204,561

		62,102,905

Taiwan — 1.9%
Hon Hai Precision Industry Co., Ltd.(1)	678,680	2,388,297
HTC Corp.(1)	77,400	3,308,209
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	856,269	2,289,116
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	287,530	3,927,660

		11,913,282

Turkey — 0.3%
Akbank TAS(1)	225,625	1,047,817
Turkiye Garanti Bankasi AS(1)	193,358	864,271

		1,912,088

United Kingdom — 18.2%
Admiral Group PLC(1)	88,545	2,512,906
Aggreko PLC(1)	72,000	2,219,993
Antofagasta PLC(1)	103,438	2,265,124
ARM Holdings PLC(1)	258,990	2,453,628
Barclays PLC(1)	631,513	2,885,778
BG Group PLC(1)	346,487	8,059,818
British American Tobacco PLC(1)	124,405	5,591,368
Burberry Group PLC(1)	134,544	2,925,638
Capita Group PLC(1)	98,462	1,193,969
Carnival PLC(1)	55,698	2,243,989
Centrica PLC(1)	390,118	2,049,422
Compass Group PLC(1)	592,463	5,780,639
Diageo PLC(1)	173,205	3,692,231
Hays PLC(1)	446,345	802,233
HSBC Holdings PLC (London)(1)	472,216	4,938,347
HSBC Holdings PLC (Hong Kong)#(1)	244,540	2,579,686
Imperial Tobacco Group PLC(1)	88,814	3,184,133
International Power PLC(1)	510,272	2,685,488
Kingfisher PLC(1)	603,491	2,859,591
National Grid PLC(1)	173,360	1,788,843
Next PLC(1)	43,049	1,610,380
Reckitt Benckiser Group PLC(1)	138,960	7,888,364
Reed Elsevier PLC(1)	210,298	1,910,881
Rio Tinto PLC(1)	96,250	6,734,487
Royal Dutch Shell PLC, Class A(1)	67,102	2,423,463
Royal Dutch Shell PLC, Class B(1)	152,633	5,547,115
Schroders PLC(1)	54,495	1,472,126
Smith & Nephew PLC(1)	137,262	1,533,155
Smiths Group PLC(1)	82,489	1,683,258
Standard Chartered PLC(1)	175,412	4,704,748
Tesco PLC(1)	684,214	4,726,807
Vodafone Group PLC(1)	1,553,314	4,324,582
Whitbread PLC(1)	32,990	886,259
Xstrata PLC(1)	188,230	4,422,584

		112,581,033

United States — 0.2%
Synthes, Inc.*(1)	6,532	1,139,590

Total Common Stock
(cost $493,505,372)		598,569,764

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.6%
Brazil — 0.6%
Banco Bradesco SA ADR#	126,932	$2,528,486
Petroleo Brasileiro SA ADR	39,470	1,233,832

Total Preferred Stock
(cost $2,997,813)		3,762,318

Total Long-Term Investment Securities
(cost $496,503,185)		602,332,082

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Collective Investment Pool — 7.8%
Securities Lending Quality Trust(3)(4)	48,373,260	48,331,099

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$13,325,000	13,325,000

Total Short-Term Investment Securities
(cost $61,698,260)		61,656,099

TOTAL INVESTMENTS(5) —
(cost $558,201,445)(5)	107.5%	663,988,181
Liabilities in excess of other assets	(7.5)	(46,268,391)

NET ASSETS —	100.0%	$617,719,790

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $1,368,365 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $543,525,459 representing 88.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At May 31, 2011, the Fund had loaned securities with a total value of $53,494,517. This was secured by collateral of $48,373,260, which was received in cash and subsequently invested in short-term investments currently valued at $48,331,099 as reported in the portfolio of investments. The remaining collateral with a value of $6,855,994 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	zero coupon	09/01/11 to 05/03/12
United States Treasury Notes/Bonds	0.63% to 4.50%	03/15/11 to 11/15/20

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $4,210,260 representing 0.7% of net assets.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$64,920,839	#	$—	$64,920,839
Germany	—	50,631,925	#	—	50,631,925
Japan	—	65,457,922	#	—	65,457,922
Switzerland	1,190,534	60,912,371	#	—	62,102,905
United Kingdom	—	112,581,033	#	—	112,581,033
Other Countries*	53,853,771	189,021,369	#	0	242,875,140
Preferred Stock	3,762,318	—		—	3,762,318
Short-Term Investment Securities:
Collective Investment Pool	—	48,331,099		—	48,331,099
Time Deposits	—	13,325,000		—	13,325,000

Total	$58,806,623	$605,181,558		$0	$663,988,181

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $543,525,459 representing 88.0% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$724
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	(724)
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock
$(724)

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	9.5%
Medical — Drugs	8.0
Diversified Banking Institutions	6.8
Time Deposits	6.7
Commercial Services — Finance	6.0
Oil Companies — Integrated	5.4
Wireless Equipment	5.1
Oil Companies — Exploration & Production	5.1
Television	4.8
E-Commerce/Products	4.4
Retail — Building Products	3.8
Medical — Biomedical/Gene	2.6
Banks — Fiduciary	2.3
Oil — Field Services	2.2
Office Supplies & Forms	2.0
Web Portals/ISP	1.8
E-Commerce/Services	1.8
Diversified Manufacturing Operations	1.8
Advertising Agencies	1.7
Footwear & Related Apparel	1.7
Industrial Gases	1.7
Enterprise Software/Service	1.6
Insurance — Life/Health	1.5
Finance — Credit Card	1.5
Toys	1.5
Human Resources	1.4
Beverages — Wine/Spirits	1.4
Medical Instruments	1.3
Consumer Products — Misc.	1.3
Tobacco	1.3
Aerospace/Defense	1.2
Transport — Services	1.2
Investment Management/Advisor Services	1.1
Aerospace/Defense — Equipment	1.0
Racetracks	1.0
Medical Products	0.9
Beverages — Non-alcoholic	0.9
Investment Companies	0.9
Cosmetics & Toiletries	0.9
Food — Misc.	0.8
Multimedia	0.8
Networking Products	0.7

109.4%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.2%
Advertising Agencies — 1.7%
Omnicom Group, Inc.#	53,498	$2,502,101

Aerospace/Defense — 1.2%
Boeing Co.	22,391	1,747,170

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	16,509	1,448,995

Banks - Fiduciary — 2.3%
State Street Corp.	72,307	3,309,491

Beverages - Non - alcoholic — 0.9%
PepsiCo, Inc.	19,307	1,373,114

Beverages - Wine/Spirits — 1.4%
Diageo PLC(1)	95,800	2,042,179

Commercial Services - Finance — 6.0%
Moody’s Corp.#	190,735	7,612,234
Visa, Inc., Class A	13,705	1,110,927

		8,723,161

Consumer Products - Misc. — 1.3%
Clorox Co.#	26,192	1,846,012

Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	19,062	1,277,154

Diversified Banking Institutions — 6.8%
Bank of America Corp.	323,493	3,801,043
Goldman Sachs Group, Inc.	16,572	2,332,177
JPMorgan Chase & Co.	88,879	3,843,128

		9,976,348

Diversified Manufacturing Operations — 1.8%
General Electric Co.	132,206	2,596,526

E - Commerce/Products — 4.4%
Amazon.com, Inc.†	20,150	3,963,303
Blue Nile, Inc.†#	50,492	2,524,600

		6,487,903

E - Commerce/Services — 1.8%
Ancestry.com, Inc.†#	63,931	2,629,482

Enterprise Software/Service — 1.6%
Oracle Corp.	67,754	2,318,542

Finance - Credit Card — 1.5%
American Express Co.	41,191	2,125,456

Food - Misc. — 0.8%
McCormick & Co., Inc.#	21,976	1,102,975

Footwear & Related Apparel — 1.7%
Timberland Co., Class A†#	75,042	2,451,622

Human Resources — 1.4%
Robert Half International, Inc.#	74,477	2,053,331

Industrial Gases — 1.7%
Air Products & Chemicals, Inc.	25,445	2,419,565

Insurance - Life/Health — 1.5%
Prudential Financial, Inc.	33,901	2,162,206

Investment Companies — 0.9%
Apollo Global Mgmt LLC Class A†	72,697	1,310,000

Investment Management/Advisor Services — 1.1%
T. Rowe Price Group, Inc.#	25,950	1,642,635

Security Description	Shares	Value (Note 2)

Medical Instruments — 1.3%
Medtronic, Inc.	46,629	$1,897,800

Medical Products — 0.9%
Johnson & Johnson	20,610	1,386,847

Medical - Biomedical/Gene — 2.6%
Amgen, Inc.†	63,861	3,866,145

Medical - Drugs — 8.0%
Merck & Co., Inc.	114,585	4,210,999
Novartis AG ADR	41,178	2,656,804
Pfizer, Inc.	225,188	4,830,283

		11,698,086

Multimedia — 0.8%
FactSet Research Systems, Inc.#	9,893	1,096,738

Networking Products — 0.7%
Cisco Systems, Inc.	63,420	1,065,456

Office Supplies & Forms — 2.0%
Avery Dennison Corp.#	68,229	2,888,816

Oil Companies - Exploration & Production — 5.1%
Apache Corp.#	23,421	2,918,256
Occidental Petroleum Corp.	24,136	2,603,068
Ultra Petroleum Corp.†#	39,987	1,944,168

		7,465,492

Oil Companies - Integrated — 5.4%
Chevron Corp.	37,430	3,926,781
Exxon Mobil Corp.	47,990	4,005,726

		7,932,507

Oil - Field Services — 2.2%
Schlumberger, Ltd.	37,944	3,252,560

Racetracks — 1.0%
International Speedway Corp., Class A#	50,516	1,445,263

Retail - Building Products — 3.8%
Home Depot, Inc.	116,721	4,234,638
Lowe’s Cos., Inc.	56,665	1,367,893

		5,602,531

Television — 4.8%
CBS Corp., Class B	251,913	7,040,968

Tobacco — 1.3%
Philip Morris International, Inc.	25,610	1,837,518

Toys — 1.5%
Nintendo Co., Ltd.(1)	9,100	2,122,404

Transport - Services — 1.2%
United Parcel Service, Inc., Class B	23,767	1,746,637

Web Portals/ISP — 1.8%
Google, Inc., Class A†	5,009	2,649,861

Wireless Equipment — 5.1%
QUALCOMM, Inc.	128,074	7,503,856

Total Long-Term Investment Securities
(cost $101,790,185)		136,045,453

SHORT-TERM INVESTMENT SECURITIES — 16.2%
Collective Investment Pool — 9.5%
Securities Lending Quality Trust(2)(3)	13,889,637	13,871,741

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 6.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$9,747,000	$9,747,000

Total Short-Term Investment Securities
(cost $23,636,637)		23,618,741

TOTAL INVESTMENTS
(cost $125,426,822)(4)	109.4%	159,664,194
Liabilities in excess of other assets	(9.4)	(13,688,918)

NET ASSETS	100.0%	$145,975,276

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $4,164,583 representing 2.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	At May 31, 2011, the Fund had loaned securities with a total value of $14,199,654. This was secured by collateral of $13,889,637, which was received in cash and subsequently invested in short-term investments currently valued at $13,871,741 as reported in the portfolio of investments. The remaining collateral with a value of $383,757 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.31% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.29%	01/10/13
United States Treasury Notes/Bonds	0.75% to 3.63%	06/23/11 to 02/15/21

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$8,723,161	$—		$—	$8,723,161
Diversified Banking Institutions	9,976,348	—		—	9,976,348
Medical - Drugs	11,698,086	—		—	11,698,086
Oil Companies - Exploration & Production	7,465,492	—		—	7,465,492
Oil Companies - Integrated	7,932,507	—		—	7,932,507
Wireless Equipment	7,503,856	—		—	7,503,856
Other Industries*	78,581,420	4,164,583	#	—	82,746,003
Short-Term Investment Securities:
Collective Investment Pool	—	13,871,741		—	13,871,741
Time Deposits	—	9,747,000		—	9,747,000

Total	$131,880,870	$27,783,324		$—	$159,664,194

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,164,583 representing 2.9% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Computers	6.9%
Web Portals/ISP	4.8
Oil — Field Services	4.4
Collective Investment Pool	4.3
Electronic Components — Semiconductors	4.0
Medical — Biomedical/Gene	3.7
Agricultural Chemicals	3.3
Diversified Manufacturing Operations	3.0
Computers — Memory Devices	3.0
Wireless Equipment	2.9
Oil Companies — Exploration & Production	2.8
E-Commerce/Products	2.4
Diversified Banking Institutions	2.2
Computer Services	2.2
Applications Software	2.1
Cable/Satellite TV	2.0
Commercial Services — Finance	2.0
Enterprise Software/Service	1.9
Transport — Rail	1.8
Oil Field Machinery & Equipment	1.7
Investment Management/Advisor Services	1.7
Aerospace/Defense — Equipment	1.7
E-Commerce/Services	1.4
Retail — Restaurants	1.4
Retail — Apparel/Shoe	1.4
Engineering/R&D Services	1.4
Repurchase Agreement	1.3
Multimedia	1.3
Electronic Measurement Instruments	1.3
Medical — Drugs	1.3
Medical Products	1.3
Networking Products	1.3
Pharmacy Services	1.3
Engines — Internal Combustion	1.2
Retail — Discount	1.1
Hotels/Motels	1.1
Beverages — Non-alcoholic	1.0
Apparel Manufacturers	1.0
Casino Hotels	0.9
Medical — HMO	0.9
Aerospace/Defense	0.7
Cellular Telecom	0.7
Machinery — Construction & Mining	0.7
Oil Companies — Integrated	0.7
Machinery — Farming	0.7
Vitamins & Nutrition Products	0.6
Cosmetics & Toiletries	0.6
Industrial Gases	0.6
Medical — Generic Drugs	0.6
Metal — Copper	0.6
Coal	0.6
Electric Products — Misc.	0.6
Mining	0.6
Internet Infrastructure Software	0.6
Semiconductor Components — Integrated Circuits	0.5
Retail — Drug Store	0.5
Metal Processors & Fabrication	0.5
Oil & Gas Drilling	0.5
Transport — Services	0.5
Medical — Hospitals	0.5
Retail — Regional Department Stores	0.5
Transport — Truck	0.5
Medical Information Systems	0.4
Medical Instruments	0.4
Finance — Credit Card	0.4
Time Deposits	0.4
Medical — Wholesale Drug Distribution	0.4
Finance — Investment Banker/Broker	0.4
Retail — Building Products	0.3

X-Ray Equipment	0.3
Steel — Specialty	0.3
Tools — Hand Held	0.3
Banks — Super Regional	0.3
Advertising Agencies	0.3
Electronic Forms	0.2
Gold Mining	0.2
Home Decoration Products	0.2
Cruise Lines	0.2
Metal — Iron	0.2

104.8%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.8%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	85,300	$1,017,629

Aerospace/Defense — 0.7%
Boeing Co.	28,000	2,184,840
Embraer SA ADR	24,016	775,477

		2,960,317

Aerospace/Defense - Equipment — 1.7%
BE Aerospace, Inc.†	41,600	1,556,672
Goodrich Corp.	21,239	1,853,952
United Technologies Corp.	37,500	3,291,375

		6,701,999

Agricultural Chemicals — 3.3%
CF Industries Holdings, Inc.	14,567	2,240,113
Monsanto Co.#	77,752	5,523,502
Potash Corp. of Saskatchewan, Inc.	98,141	5,554,781

		13,318,396

Apparel Manufacturers — 1.0%
Coach, Inc.	61,361	3,906,241

Applications Software — 2.1%
Citrix Systems, Inc.†	42,423	3,717,103
Microsoft Corp.	39,200	980,392
Salesforce.com, Inc.†	24,515	3,732,654

		8,430,149

Banks - Super Regional — 0.3%
Wells Fargo & Co.	36,700	1,041,179

Beverages - Non-alcoholic — 1.0%
Hansen Natural Corp.†	16,175	1,158,939
PepsiCo, Inc.	39,452	2,805,826

		3,964,765

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	187,447	4,731,162
DIRECTV, Class A†	70,339	3,535,238

		8,266,400

Casino Hotels — 0.9%
Las Vegas Sands Corp.†	90,837	3,773,369

Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	26,075	1,374,152
MetroPCS Communications, Inc.†	87,724	1,570,260

		2,944,412

Coal — 0.6%
Peabody Energy Corp.	38,128	2,339,534

Commercial Services - Finance — 2.0%
Mastercard, Inc., Class A	4,200	1,205,610
Moody’s Corp.#	40,154	1,602,546
Visa, Inc., Class A	63,454	5,143,581

		7,951,737

Computer Services — 2.2%
Accenture PLC, Class A	79,320	4,552,175
Cognizant Technology Solutions Corp., Class A†	55,747	4,239,002

		8,791,177

Computers — 6.9%
Apple, Inc.†	79,858	27,777,008

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 3.0%
EMC Corp.†#	346,533	$9,865,795
SanDisk Corp.†	43,099	2,048,064

		11,913,859

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	37,000	2,479,000

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd.†	24,000	936,000

Diversified Banking Institutions — 2.2%
Citigroup, Inc.	24,870	1,023,400
Goldman Sachs Group, Inc.	14,600	2,054,658
JPMorgan Chase & Co.	110,353	4,771,664
Morgan Stanley	48,200	1,164,512

		9,014,234

Diversified Manufacturing Operations — 3.0%
Danaher Corp.	97,187	5,299,607
Eaton Corp.	18,800	971,396
Honeywell International, Inc.	37,624	2,240,509
Ingersoll - Rand PLC#	69,527	3,469,398

		11,980,910

E-Commerce/Products — 2.4%
Amazon.com, Inc.†	36,451	7,169,547
MercadoLibre, Inc.#	28,069	2,473,440

		9,642,987

E-Commerce/Services — 1.4%
Netflix, Inc.†#	8,132	2,202,146
priceline.com, Inc.†	6,507	3,352,341

		5,554,487

Electric Products - Misc. — 0.6%
Emerson Electric Co.	42,200	2,302,010

Electronic Components - Semiconductors — 4.0%
Avago Technologies, Ltd.	40,046	1,353,154
Broadcom Corp., Class A†	89,722	3,228,198
Micron Technology, Inc.†#	205,631	2,097,436
Rovi Corp.†#	136,462	7,909,338
Xilinx, Inc.#	47,131	1,681,634

		16,269,760

Electronic Forms — 0.2%
Adobe Systems, Inc.†	28,700	993,881

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.†	105,173	5,244,978

Engineering/R&D Services — 1.4%
ABB, Ltd. ADR†	88,080	2,369,352
Foster Wheeler AG†#	91,042	3,119,099

		5,488,451

Engines - Internal Combustion — 1.2%
Cummins, Inc.	46,439	4,887,240

Enterprise Software/Service — 1.9%
Oracle Corp.	227,426	7,782,518

Finance - Credit Card — 0.4%
American Express Co.	33,600	1,733,760

Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	81,200	1,462,412

Gold Mining — 0.2%
Newmont Mining Corp.	17,300	978,661

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	53,500	$952,835

Hotel/Motels — 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	72,072	4,394,951

Industrial Gases — 0.6%
Praxair, Inc.	22,757	2,408,601

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†#	19,975	2,268,760

Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	49,640	3,039,457
BlackRock, Inc.	11,700	2,405,052
Franklin Resources, Inc.	10,406	1,348,410

		6,792,919

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.	27,400	2,898,920

Machinery - Farming — 0.7%
Deere & Co.	31,613	2,721,247

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†#	88,688	1,783,516

Medical Instruments — 0.4%
St. Jude Medical, Inc.	34,465	1,746,342

Medical Products — 1.3%
Baxter International, Inc.	48,559	2,890,232
Covidien PLC	21,000	1,155,000
Stryker Corp.	18,165	1,133,496

		5,178,728

Medical - Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	35,398	1,678,573
Amgen, Inc.†	14,200	859,668
Celgene Corp.†	31,900	1,943,029
Dendreon Corp.†#	42,337	1,794,666
Gilead Sciences, Inc.†	111,639	4,659,812
Illumina, Inc.†#	34,405	2,479,912
United Therapeutics Corp.†#	23,179	1,496,668

		14,912,328

Medical - Drugs — 1.3%
Allergan, Inc.	62,762	5,192,300

Medical - Generic Drugs — 0.6%
Mylan, Inc.†	58,400	1,375,028
Teva Pharmaceutical Industries, Ltd. ADR	19,708	1,003,137

		2,378,165

Medical - HMO — 0.9%
UnitedHealth Group, Inc.	75,297	3,685,788

Medical - Hospitals — 0.5%
Universal Health Services, Inc., Class B	36,400	1,983,436

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	39,400	1,624,068

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	13,292	2,088,173

Metal - Copper — 0.6%
Freeport - McMoRan Copper & Gold, Inc.	45,674	2,358,605

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.	7,300	662,110

Mining — 0.6%
Silver Wheaton Corp.	62,443	2,294,780

Security Description	Shares	Value (Note 2)

Multimedia — 1.3%
Walt Disney Co.	127,734	$5,317,566

Networking Products — 1.3%
Cisco Systems, Inc.	92,500	1,554,000
Juniper Networks, Inc.†	63,653	2,330,336
Polycom, Inc.†	21,700	1,245,797

		5,130,133

Oil & Gas Drilling — 0.5%
Ensco PLC ADR	37,700	2,010,164

Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	38,925	3,095,316
Apache Corp.	8,200	1,021,720
Devon Energy Corp.	5,700	479,199
EOG Resources, Inc.	19,529	2,131,395
Newfield Exploration Co.†	6,800	507,212
Occidental Petroleum Corp.	23,200	2,502,120
SandRidge Energy, Inc.†	97,800	1,107,096
Southwestern Energy Co.†	12,300	538,371

		11,382,429

Oil Companies - Integrated — 0.7%
Exxon Mobil Corp.	34,000	2,837,980

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	51,775	2,467,596
National Oilwell Varco, Inc.	61,615	4,472,017

		6,939,613

Oil - Field Services — 4.4%
Baker Hughes, Inc.	17,570	1,298,950
Halliburton Co.	108,799	5,456,270
Schlumberger, Ltd.	90,866	7,789,033
Weatherford International, Ltd.†	159,074	3,144,893

		17,689,146

Pharmacy Services — 1.3%
Express Scripts, Inc.†#	70,085	4,174,263
Medco Health Solutions, Inc.†#	15,796	945,548

		5,119,811

Retail - Apparel/Shoe — 1.4%
Guess?, Inc.	50,800	2,322,576
Limited Brands, Inc.	30,458	1,217,102
Lululemon Athletica, Inc.†	21,600	1,961,280

		5,500,958

Retail - Building Products — 0.3%
Home Depot, Inc.	38,002	1,378,713

Retail - Discount — 1.1%
Dollar General Corp.†#	51,000	1,788,570
Target Corp.	56,400	2,793,492

		4,582,062

Retail - Drug Store — 0.5%
CVS Caremark Corp.	55,804	2,159,057

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.	36,259	1,930,429

Retail - Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†#	9,371	2,708,875
McDonald’s Corp.	34,600	2,821,284

		5,530,159

Semiconductor Components - Integrated Circuits — 0.5%
Atmel Corp.†#	144,410	2,169,038

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel - Specialty — 0.3%
Allegheny Technologies, Inc.#	17,800	$1,192,600

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	15,900	1,174,692

Transport - Rail — 1.8%
Union Pacific Corp.	67,743	7,110,983

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	27,000	1,984,230

Transport - Truck — 0.5%
J.B. Hunt Transport Services, Inc.	39,903	1,829,553

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	37,358	2,532,499

Web Portals/ISP — 4.8%
Baidu, Inc. ADR†	59,362	8,056,017
Google, Inc., Class A†	20,986	11,102,014

		19,158,031

Wireless Equipment — 2.9%
American Tower Corp., Class A†	51,391	2,851,173
QUALCOMM, Inc.	153,332	8,983,722

		11,834,895

X-Ray Equipment — 0.3%
Hologic, Inc.†	59,313	1,275,229

Total Long-Term Investment Securities
(cost $328,053,990)		397,946,002

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Collective Investment Pool — 4.3%
Securities Lending Quality Trust(1)	17,263,755	$17,244,448

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11.	$1,712,000	1,712,000

Total Short-Term Investment Securities
(cost $18,975,755)		18,956,448

REPURCHASE AGREEMENT — 1.3%
State Street Bank & Trust Co., Joint Repurchase Agreement(2)
(cost $5,392,000)	5,392,000	5,392,000

TOTAL INVESTMENTS
(cost $352,421,745)(3)	104.8%	422,294,450
Liabilities in excess of other assets	(4.8)	(19,317,903)

NET ASSETS —	100.0%	$402,976,547

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$27,777,008	$—	$—	$27,777,008
Other Industries*	370,168,994	—	—	370,168,994
Short-Term Investment Securities:
Collective Investment Pool	—	17,244,448	—	17,244,448
Time Deposits	—	1,712,000	—	1,712,000
Repurchase Agreement	—	5,392,000	—	5,392,000

Total	$397,946,002	$24,348,448	$—	$422,294,450

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.4%
Real Estate Investment Trusts	8.4
Electric — Integrated	3.4
Banks — Commercial	3.3
Oil Companies — Exploration & Production	2.6
Chemicals — Specialty	2.5
Electronic Components — Semiconductors	2.2
Gas — Distribution	2.2
Retail — Apparel/Shoe	1.9
Diversified Manufacturing Operations	1.7
Medical — Biomedical/Gene	1.5
Computers — Integrated Systems	1.5
Oil — Field Services	1.4
Distribution/Wholesale	1.3
Insurance — Property/Casualty	1.3
Engineering/R&D Services	1.3
Savings & Loans/Thrifts	1.2
Insurance — Reinsurance	1.2
Containers — Paper/Plastic	1.2
Medical — Hospitals	1.1
Electronic Parts Distribution	1.1
Investment Management/Advisor Services	1.0
Medical Products	1.0
Semiconductor Components — Integrated Circuits	1.0
Retail — Discount	1.0
Machinery — General Industrial	0.9
Consulting Services	0.9
Machinery — Construction & Mining	0.9
Retail — Restaurants	0.9
Enterprise Software/Service	0.9
Semiconductor Equipment	0.9
Food — Misc.	0.8
Building — Residential/Commercial	0.8
Coffee	0.8
Electronic Measurement Instruments	0.8
Commercial Services — Finance	0.8
Steel — Producers	0.8
Oil & Gas Drilling	0.8
Transport — Truck	0.8
Web Hosting/Design	0.7
Transport — Marine	0.7
Electronic Design Automation	0.7
Finance — Investment Banker/Broker	0.7
Auto/Truck Parts & Equipment — Original	0.7
Computer Aided Design	0.7
Aerospace/Defense — Equipment	0.7
Consumer Products — Misc.	0.6
Instruments — Controls	0.6
Insurance — Multi-line	0.6
Metal Processors & Fabrication	0.6
Medical — Generic Drugs	0.6
Medical — Drugs	0.6
Electric Products — Misc.	0.6
Coal	0.6
Electronic Components — Misc.	0.6
Coatings/Paint	0.6
Pharmacy Services	0.5
Hospital Beds/Equipment	0.5
Machine Tools & Related Products	0.5
Transport — Rail	0.5
Commercial Services	0.5
Multimedia	0.5
Insurance Brokers	0.5
Human Resources	0.5
Soap & Cleaning Preparation	0.5
Rental Auto/Equipment	0.5
X-Ray Equipment	0.5
Batteries/Battery Systems	0.4
Diagnostic Equipment	0.4

Retail — Pet Food & Supplies	0.4
Telecom Services	0.4
Transactional Software	0.4
Apparel Manufacturers	0.4
Repurchase Agreements	0.4
Data Processing/Management	0.4
Medical — HMO	0.4
Medical Instruments	0.4
Networking Products	0.4
Beverages — Non-alcoholic	0.4
Retail — Auto Parts	0.4
Respiratory Products	0.4
Machinery — Farming	0.4
Footwear & Related Apparel	0.4
Internet Infrastructure Software	0.4
Retail — Gardening Products	0.4
Filtration/Separation Products	0.4
Telecommunication Equipment	0.4
Decision Support Software	0.4
Diagnostic Kits	0.4
Schools	0.4
Containers — Metal/Glass	0.3
Paper & Related Products	0.3
Real Estate Management/Services	0.3
Retail — Mail Order	0.3
Insurance — Life/Health	0.3
Power Converter/Supply Equipment	0.3
Building Products — Cement	0.3
Medical Information Systems	0.3
Recreational Vehicles	0.3
Textile — Home Furnishings	0.3
Airlines	0.3
Physicians Practice Management	0.3
Non — Hazardous Waste Disposal	0.3
Miscellaneous Manufacturing	0.3
Medical Labs & Testing Services	0.3
Industrial Automated/Robotic	0.3
Retail — Sporting Goods	0.3
Food — Meat Products	0.3
Research & Development	0.3
Oil Refining & Marketing	0.3
Water	0.3
Retail — Catalog Shopping	0.3
Publishing — Books	0.3
Computer Services	0.3
Quarrying	0.2
Machinery — Pumps	0.2
Telephone — Integrated	0.2
Medical — Outpatient/Home Medical	0.2
Electronic Connectors	0.2
Auction Houses/Art Dealers	0.2
Retail — Automobile	0.2
Funeral Services & Related Items	0.2
E-Marketing/Info	0.2
Machinery — Electrical	0.2
Lighting Products & Systems	0.2
Oil Field Machinery & Equipment	0.2
Office Furnishings — Original	0.2
Telecom Equipment — Fiber Optics	0.2
Food — Baking	0.2
Auto — Heavy Duty Trucks	0.2
Private Corrections	0.2
Machinery — Print Trade	0.2
Intimate Apparel	0.2
Casino Services	0.2
Hazardous Waste Disposal	0.2
Transport — Services	0.2
Investment Companies	0.2
Web Portals/ISP	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Medical Sterilization Products	0.2%
Steel Pipe & Tube	0.2
Veterinary Diagnostics	0.2
Building Products — Air & Heating	0.2
Chemicals — Diversified	0.2
Food — Retail	0.2
Transport — Equipment & Leasing	0.2
Patient Monitoring Equipment	0.1
Retail — Major Department Stores	0.1
Leisure Products	0.1
Shipbuilding	0.1
Wireless Equipment	0.1
Motion Pictures & Services	0.1
Advertising Sales	0.1
Recreational Centers	0.1
Applications Software	0.1
Agricultural Chemicals	0.1
Building — Mobile Home/Manufactured Housing	0.1
Printing — Commercial	0.1
Building — Maintenance & Services	0.1
U.S. Government Treasuries	0.1
Retail — Office Supplies	0.1
Environmental Monitoring & Detection	0.1
Building & Construction Products — Misc.	0.1
Tobacco	0.1
Medical — Nursing Homes	0.1
Publishing — Newspapers	0.1
Building — Heavy Construction	0.1
Photo Equipment & Supplies	0.1
Retail — Hair Salons	0.1
Racetracks	0.1
Retail — Bookstores	0.1
Food — Confectionery	0.1

110.1%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.2%
Advertising Sales — 0.1%
Lamar Advertising Co., Class A†#	128,200	$3,722,928

Aerospace/Defense - Equipment — 0.7%
Alliant Techsystems, Inc.	74,600	5,336,138
BE Aerospace, Inc.†	228,400	8,546,728
Triumph Group, Inc.	42,200	3,946,544

		17,829,410

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†	99,000	3,186,810

Airlines — 0.3%
Alaska Air Group, Inc.†	80,000	5,403,200
JetBlue Airways Corp.†#	451,900	2,743,033

		8,146,233

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.†	215,200	6,522,712
Under Armour, Inc., Class A†	78,900	5,142,702

		11,665,414

Applications Software — 0.1%
Quest Software, Inc.†	141,500	3,211,342

Auction House/Art Dealers — 0.2%
Sotheby’s#	149,800	6,375,488

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	202,600	5,612,020

Auto/Truck Parts & Equipment - Original — 0.7%
BorgWarner, Inc.†#	249,500	18,091,245

Banks - Commercial — 3.3%
Associated Banc - Corp.	386,700	5,448,603
BancorpSouth, Inc.#	164,100	2,107,044
Bank of Hawaii Corp.	107,100	5,076,540
Cathay General Bancorp#	175,600	2,862,280
City National Corp.#	105,100	5,920,283
Commerce Bancshares, Inc.	172,800	7,392,384
Cullen/Frost Bankers, Inc.#	136,600	7,955,584
East West Bancorp, Inc	331,800	6,665,862
FirstMerit Corp.#	243,000	3,958,470
Fulton Financial Corp.#	444,700	4,953,958
International Bancshares Corp	117,900	2,012,553
PacWest Bancorp.#	72,900	1,538,190
Prosperity Bancshares, Inc.#	104,400	4,567,500
SVB Financial Group†	94,700	5,623,286
Synovus Financial Corp.#	1,753,600	4,173,568
TCF Financial Corp.#	348,500	5,244,925
Trustmark Corp.#	127,100	3,030,064
Valley National Bancorp.#	378,944	5,149,849
Webster Financial Corp.	163,500	3,410,610
Westamerica Bancorporation#	64,800	3,259,440

		90,350,993

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	157,800	12,158,490

Beverages - Non-alcoholic — 0.4%
Hansen Natural Corp.†	155,000	11,105,750

Building & Construction Products - Misc. — 0.1%
Louisiana - Pacific Corp.†#	295,100	2,472,938

Building Products - Air & Heating — 0.2%
Lennox International, Inc	100,800	4,698,288

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc.#	101,600	8,703,056

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.1%
Granite Construction, Inc.#	76,100	$2,091,989

Building - Maintenance & Services — 0.1%
Rollins, Inc.#	141,800	2,853,016

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	94,700	3,058,810

Building - Residential/Commercial — 0.8%
KB Home#	161,200	1,979,536
MDC Holdings, Inc.#	84,300	2,271,885
NVR, Inc.†	13,200	9,847,200
Ryland Group, Inc.#	98,700	1,804,236
Toll Brothers, Inc.†	324,100	7,049,175

		22,952,032

Casino Hotels — 0.0%
Boyd Gaming Corp.†#	125,200	1,181,888

Casino Services — 0.2%
Bally Technologies, Inc.†#	97,400	3,838,534
Scientific Games Corp., Class A†	141,700	1,397,162

		5,235,696

Chemicals - Diversified — 0.2%
Olin Corp.#	177,700	4,268,354

Chemicals - Specialty — 2.5%
Albemarle Corp	204,600	14,493,864
Ashland, Inc.	176,500	12,062,010
Cabot Corp	146,200	6,174,026
Cytec Industries, Inc.	110,400	6,203,376
Lubrizol Corp	143,100	19,246,950
Minerals Technologies, Inc.#	40,800	2,774,400
NewMarket Corp.#	21,400	3,728,308
Sensient Technologies Corp.#	111,600	4,246,380

		68,929,314

Coal — 0.6%
Arch Coal, Inc	362,800	10,844,092
Patriot Coal Corp.†	203,900	4,716,207

		15,560,299

Coatings/Paint — 0.6%
RPM International, Inc.	290,400	6,824,400
Valspar Corp.#	214,200	8,240,274

		15,064,674

Coffee — 0.8%
Green Mountain Coffee Roasters, Inc.†	274,300	22,594,091

Commercial Services — 0.5%
Alliance Data Systems Corp.†	114,200	10,726,806
Convergys Corp.†	273,100	3,490,218

		14,217,024

Commercial Services - Finance — 0.8%
Global Payments, Inc	178,100	9,254,076
Lender Processing Services, Inc	198,400	5,273,472
SEI Investments Co.	324,200	7,664,088

		22,191,636

Computer Aided Design — 0.7%
ANSYS, Inc.†	205,000	11,760,850
Parametric Technology Corp.†	263,800	6,143,902

		17,904,752

Computer Services — 0.3%
DST Systems, Inc.	79,600	4,001,492

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Services (continued)
SRA International, Inc., Class A†#	96,000	$2,971,200

		6,972,692

Computers - Integrated Systems — 1.5%
Diebold, Inc	146,900	4,855,045
Jack Henry & Associates, Inc.#	192,400	6,010,576
MICROS Systems, Inc.†	180,500	9,216,330
NCR Corp.†	357,500	6,978,400
Riverbed Technology, Inc.†	337,000	12,779,040

		39,839,391

Consulting Services — 0.9%
CoreLogic, Inc.†	243,800	4,415,218
Corporate Executive Board Co.#	76,700	3,225,235
FTI Consulting, Inc.†#	93,200	3,557,444
Gartner, Inc.†	190,800	7,446,924
Towers Watson & Co., Class A	101,600	6,446,520

		25,091,341

Consumer Products - Misc. — 0.6%
American Greetings Corp., Class A#	89,600	2,150,400
Scotts Miracle - Gro Co., Class A	101,800	5,873,860
Tupperware Brands Corp	140,300	9,184,038

		17,208,298

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	69,600	4,601,952
Silgan Holdings, Inc.#	109,200	4,901,988

		9,503,940

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	228,600	6,652,260
Rock - Tenn Co., Class A#	152,000	11,678,160
Sonoco Products Co	223,900	7,930,538
Temple - Inland, Inc	241,600	5,735,584

		31,996,542

Data Processing/Management — 0.4%
Acxiom Corp.†#	179,400	2,466,750
Broadridge Financial Solutions, Inc.	279,800	6,401,824
Fair Isaac Corp.#	89,500	2,617,875

		11,486,449

Decision Support Software — 0.4%
MSCI, Inc., Class A†	267,300	10,095,921

Diagnostic Equipment — 0.4%
Gen - Probe, Inc.†	107,800	8,816,962
Immucor, Inc.†	156,400	3,273,452

		12,090,414

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	128,000	10,076,160

Direct Marketing — 0.0%
Harte - Hanks, Inc.#	86,700	710,940

Distribution/Wholesale — 1.3%
Fossil, Inc.†	112,900	11,949,336
Ingram Micro, Inc., Class A†	355,900	6,765,659
LKQ Corp.†	325,600	8,657,704
Owens & Minor, Inc.#	141,700	4,902,820
Watsco, Inc.	62,600	4,190,444

		36,465,963

Diversified Manufacturing Operations — 1.7%
Brink’s Co.	103,900	3,091,025
Carlisle Cos., Inc	136,300	6,624,180

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Crane Co.	103,100	$5,071,489
Harsco Corp.	180,200	6,038,502
Matthews International Corp., Class A#	66,100	2,583,849
Pentair, Inc.	219,800	8,897,504
SPX Corp.	113,000	9,368,830
Trinity Industries, Inc.#	178,100	6,124,859

		47,800,238

E - Marketing/Info — 0.2%
Digital River, Inc.†#	87,100	2,835,105
ValueClick, Inc.†	181,000	3,267,050

		6,102,155

Electric Products - Misc. — 0.6%
AMETEK, Inc.	359,000	15,612,910

Electric - Integrated — 3.4%
Alliant Energy Corp	247,600	10,183,788
Black Hills Corp.#	87,700	2,720,454
Cleco Corp.#	136,100	4,775,749
DPL, Inc	266,100	8,028,237
Great Plains Energy, Inc	303,000	6,414,510
Hawaiian Electric Industries, Inc.#	211,900	5,261,477
IDACORP, Inc.#	110,400	4,346,448
MDU Resources Group, Inc.	421,500	9,960,045
NSTAR#	231,300	10,649,052
NV Energy, Inc	526,100	8,296,597
OGE Energy Corp	218,000	11,133,260
PNM Resources, Inc.	193,600	3,200,208
Westar Energy, Inc.#	253,600	6,895,384

		91,865,209

Electronic Components - Misc. — 0.6%
Gentex Corp	318,200	9,339,170
Vishay Intertechnology, Inc.†	369,100	5,857,617

		15,196,787

Electronic Components - Semiconductors — 2.2%
Cree, Inc.†#	244,200	10,717,938
Fairchild Semiconductor International, Inc.†	282,100	5,089,084
International Rectifier Corp.†	156,000	4,489,680
Intersil Corp., Class A#	278,600	3,997,910
QLogic Corp.†	235,400	3,808,772
Rovi Corp.†	252,200	14,617,512
Semtech Corp.†	141,500	4,049,730
Silicon Laboratories, Inc.†	98,400	4,229,232
Skyworks Solutions, Inc.†	414,100	10,547,127

		61,546,985

Electronic Connectors — 0.2%
Thomas & Betts Corp.†	116,600	6,383,850

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	599,600	6,409,724
Mentor Graphics Corp.†	244,900	3,284,109
Synopsys, Inc.†	337,100	9,216,314

		18,910,147

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	90,500	4,638,125
National Instruments Corp	198,900	5,807,880
Trimble Navigation, Ltd.†	272,800	11,918,632

		22,364,637

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	256,400	11,443,132
Avnet, Inc.†	341,000	12,344,200

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Parts Distribution (continued)
Tech Data Corp.†	104,100	$4,931,217

		28,718,549

Engineering/R&D Services — 1.3%
Aecom Technology Corp.†	265,100	7,600,417
KBR, Inc.	337,800	12,606,696
Shaw Group, Inc.†	190,000	6,940,700
URS Corp.†	180,100	7,935,206

		35,083,019

Enterprise Software/Service — 0.9%
Advent Software, Inc.†#	72,500	2,026,375
Concur Technologies, Inc.†#	104,200	5,206,874
Informatica Corp.†	235,700	13,826,162
ManTech International Corp., Class A#	50,500	2,273,510

		23,332,921

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	69,300	2,604,294

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	171,800	10,258,178

Finance - Investment Banker/Broker — 0.7%
Greenhill & Co., Inc.	57,000	3,172,620
Jefferies Group, Inc	319,000	7,062,660
Raymond James Financial, Inc	225,500	8,059,370

		18,294,650

Food - Baking — 0.2%
Flowers Foods, Inc.#	168,400	5,612,772

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc	55,800	1,637,172

Food - Meat Products — 0.3%
Smithfield Foods, Inc.†	370,700	7,766,165

Food - Misc. — 0.8%
Corn Products International, Inc.	170,100	9,649,773
Lancaster Colony Corp.#	42,500	2,577,200
RalCorp Holdings, Inc.†	122,800	10,799,032

		23,026,005

Food - Retail — 0.2%
Ruddick Corp.#	95,500	4,197,225

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	86,200	7,852,820
Timberland Co., Class A†#	85,700	2,799,819

		10,652,639

Funeral Services & Related Items — 0.2%
Service Corp. International	536,300	6,156,724

Gas - Distribution — 2.2%
AGL Resources, Inc	174,200	7,161,362
Atmos Energy Corp.	202,400	6,750,040
National Fuel Gas Co	183,900	13,248,156
Questar Corp.	394,800	6,841,884
Southern Union Co.	278,400	8,443,872
UGI Corp.	248,100	8,132,718
Vectren Corp	182,400	5,147,328
WGL Holdings, Inc.#	114,200	4,482,350

		60,207,710

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	51,300	5,189,508

Security Description	Shares	Value (Note 2)

Hospital Beds/Equipment — 0.5%
Hill - Rom Holdings, Inc.	140,900	$6,430,676
Kinetic Concepts, Inc.†	140,200	8,319,468

		14,750,144

Human Resources — 0.5%
Korn/Ferry International†#	103,600	2,212,896
Manpower, Inc	182,900	11,180,677

		13,393,573

Industrial Automated/Robotic — 0.3%
Nordson Corp.#	152,400	7,927,848

Instruments - Controls — 0.6%
Mettler - Toledo International, Inc.†	72,200	12,084,114
Woodward, Inc.#	132,000	4,649,040

		16,733,154

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	242,500	6,962,175
Brown & Brown, Inc.	261,000	6,887,790

		13,849,965

Insurance - Life/Health — 0.3%
Protective Life Corp.	191,300	4,617,982
StanCorp Financial Group, Inc	102,600	4,430,268

		9,048,250

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	171,100	6,084,316
Old Republic International Corp.#	578,900	7,195,727
Unitrin, Inc	110,500	3,296,215

		16,576,258

Insurance - Property/Casualty — 1.3%
Fidelity National Financial, Inc., Class A	499,600	7,983,608
First American Financial Corp.	233,700	3,757,896
Hanover Insurance Group, Inc	101,000	4,147,060
HCC Insurance Holdings, Inc	256,600	8,490,894
Mercury General Corp	79,600	3,316,932
WR Berkley Corp.	258,300	8,552,313

		36,248,703

Insurance - Reinsurance — 1.2%
Aspen Insurance Holdings, Ltd.	157,600	4,233,136
Everest Re Group, Ltd.	121,600	10,818,752
Reinsurance Group of America, Inc.	165,100	10,488,803
Transatlantic Holdings, Inc	139,200	6,478,368

		32,019,059

Internet Infrastructure Software — 0.4%
TIBCO Software, Inc.†	369,600	10,382,064

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	97,600	5,382,640

Investment Companies — 0.2%
Apollo Investment Corp	436,600	4,981,606

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	115,900	12,254,107
Eaton Vance Corp.	266,000	8,392,300
Waddell & Reed Financial, Inc., Class A.	191,900	7,407,340

		28,053,747

Leisure Products — 0.1%
WMS Industries, Inc.†	128,700	4,048,902

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.#	96,500	$5,882,640

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	183,500	7,657,455
Lincoln Electric Holdings, Inc	94,100	7,024,565

		14,682,020

Machinery - Construction & Mining — 0.9%
Bucyrus International, Inc.	181,900	16,707,515
Terex Corp.†#	243,600	7,222,740

		23,930,255

Machinery - Electrical — 0.2%
Regal - Beloit Corp.	86,300	5,954,700

Machinery - Farming — 0.4%
AGCO Corp.†	210,800	10,892,036

Machinery - General Industrial — 0.9%
Gardner Denver, Inc.	116,500	9,760,370
IDEX Corp.	184,100	8,347,094
Wabtec Corp.	107,100	7,238,889

		25,346,353

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†	124,500	5,534,025

Machinery - Pumps — 0.2%
Graco, Inc.#	134,200	6,785,152

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	422,100	8,488,431

Medical Instruments — 0.4%
Techne Corp	82,900	6,756,350
Thoratec Corp.†#	131,000	4,554,870

		11,311,220

Medical Labs & Testing Services — 0.3%
Covance, Inc.†#	134,900	7,940,214

Medical Products — 1.0%
Cooper Cos., Inc.	103,200	7,730,712
Henry Schein, Inc.†	205,200	14,737,464
Teleflex, Inc.	89,300	5,545,530

		28,013,706

Medical Sterilization Products — 0.2%
STERIS Corp.#	132,500	4,781,925

Medical - Biomedical/Gene — 1.5%
Bio - Rad Laboratories, Inc., Class A†	43,600	5,425,148
Charles River Laboratories International, Inc.†	115,200	4,455,936
United Therapeutics Corp.†	113,500	7,328,695
Vertex Pharmaceuticals, Inc.†	456,500	24,646,435

		41,856,214

Medical - Drugs — 0.6%
Endo Pharmaceuticals Holdings, Inc.†	261,900	10,902,897
Medicis Pharmaceutical Corp., Class A	131,700	4,934,799

		15,837,696

Medical - Generic Drugs — 0.6%
Perrigo Co.	185,600	15,879,936

Medical - HMO — 0.4%
Health Net, Inc.†	208,400	6,687,556
WellCare Health Plans, Inc.†	94,900	4,673,825

		11,361,381

Security Description	Shares	Value (Note 2)

Medical - Hospitals — 1.1%
Community Health Systems, Inc.†	207,100	$5,931,344
Health Management Associates, Inc., Class A†	562,200	6,409,080
LifePoint Hospitals, Inc.†#	115,000	4,830,000
Universal Health Services, Inc., Class B	217,700	11,862,473

		29,032,897

Medical - Nursing Homes — 0.1%
Kindred Healthcare, Inc.†#	88,200	2,164,428

Medical - Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.	215,000	6,518,800

Metal Processors & Fabrication — 0.6%
Commercial Metals Co	255,600	3,805,884
Timken Co.	181,400	9,363,868
Worthington Industries, Inc.#	124,300	2,713,469

		15,883,221

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	149,700	7,993,980

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	160,400	3,835,164

Multimedia — 0.5%
FactSet Research Systems, Inc.	103,500	11,474,010
Meredith Corp.#	81,500	2,576,215

		14,050,225

Networking Products — 0.4%
Polycom, Inc.†	195,800	11,240,878

Non - Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.#	254,500	8,001,480

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	127,600	3,202,760
HNI Corp	100,100	2,493,491

		5,696,251

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	125,600	5,443,504
Patterson - UTI Energy, Inc	344,400	10,790,052
Unit Corp.†	88,900	5,119,751

		21,353,307

Oil Companies - Exploration & Production — 2.6%
Bill Barrett Corp.†#	104,700	4,666,479
Cimarex Energy Co.	191,000	18,322,630
Comstock Resources, Inc.†#	106,500	3,202,455
Energen Corp.	160,900	10,019,243
Forest Oil Corp.†	253,700	7,585,630
Northern Oil And Gas, Inc.†#	121,200	2,436,120
Plains Exploration & Production Co.†	312,900	11,530,365
Quicksilver Resources, Inc.†#	270,500	3,865,445
SM Energy Co	141,700	9,421,633

		71,050,000

Oil Field Machinery & Equipment — 0.2%
Dril - Quip, Inc.†	76,900	5,704,442

Oil Refining & Marketing — 0.3%
Frontier Oil Corp.	236,200	7,052,932

Oil - Field Services — 1.4%
CARBO Ceramics, Inc.	42,400	6,371,448
Exterran Holdings, Inc.†	141,200	3,042,860
Helix Energy Solutions Group, Inc.†	236,500	4,143,480
Oceaneering International, Inc.†	120,800	9,845,200
Oil States International, Inc.†	114,000	9,011,700

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services (continued)
Superior Energy Services, Inc.†	176,200	$6,602,214

		39,016,902

Paper & Related Products — 0.3%
Domtar Corp.	91,800	9,407,664

Patient Monitoring Equipment — 0.1%
Masimo Corp.#	133,000	4,085,760

Pharmacy Services — 0.5%
Catalyst Health Solutions, Inc.†	110,500	6,743,815
Omnicare, Inc	261,000	8,205,840

		14,949,655

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.†#	600,500	2,005,670

Physicians Practice Management — 0.3%
Mednax, Inc.†	107,200	8,056,080

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	135,300	8,951,448

Printing - Commercial — 0.1%
Deluxe Corp.#	114,800	2,954,952

Private Corrections — 0.2%
Corrections Corp. of America†	243,800	5,607,400

Publishing - Books — 0.3%
John Wiley & Sons, Inc., Class A	104,400	5,533,200
Scholastic Corp.	53,000	1,443,720

		6,976,920

Publishing - Newspapers — 0.1%
New York Times Co., Class A†	265,900	2,132,518

Quarrying — 0.2%
Compass Minerals International, Inc.	73,300	6,814,701

Racetracks — 0.1%
International Speedway Corp., Class A	65,400	1,871,094

Real Estate Investment Trusts — 8.4%
Alexandria Real Estate Equities, Inc.	136,000	11,225,440
AMB Property Corp.	378,300	13,993,317
BRE Properties, Inc.	162,500	8,290,750
Camden Property Trust	155,800	10,014,824
Corporate Office Properties Trust#	158,400	5,610,528
Cousins Properties, Inc.#	231,400	2,029,378
Duke Realty Corp.	563,900	8,481,056
Equity One, Inc.#	135,800	2,663,038
Essex Property Trust, Inc.#	71,800	9,880,398
Federal Realty Investment Trust	137,400	12,036,240
Highwoods Properties, Inc.#	160,100	5,776,408
Hospitality Properties Trust	275,700	6,804,276
Liberty Property Trust	255,800	9,224,148
Macerich Co	291,100	15,827,107
Mack - Cali Realty Corp	193,900	6,856,304
Nationwide Health Properties, Inc.	282,400	12,369,120
Omega Healthcare Investors, Inc.#	223,400	4,756,186
Potlatch Corp.#	89,400	3,218,400
Rayonier, Inc	181,000	12,016,590
Realty Income Corp.#	280,700	9,863,798
Regency Centers Corp.	200,800	9,299,048
Senior Housing Properties Trust	316,800	7,650,720
SL Green Realty Corp.	185,100	16,660,851
Taubman Centers, Inc	124,600	7,547,022
UDR, Inc.	407,500	10,619,450
Weingarten Realty Investors#	269,100	7,163,442

		229,877,839

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc	95,700	$9,297,255

Recreational Centers — 0.1%
Life Time Fitness, Inc.†#	93,700	3,447,223

Recreational Vehicles — 0.3%
Polaris Industries, Inc.	76,100	8,397,635

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	161,100	4,544,631
Rent - A - Center, Inc.#	141,800	4,602,828
United Rentals, Inc.†#	135,400	3,701,836

		12,849,295

Research & Development — 0.3%
Pharmaceutical Product Development, Inc	257,300	7,423,105

Respiratory Products — 0.4%
ResMed, Inc.†#	342,400	11,025,280

Retail - Apparel/Shoe — 1.9%
Aeropostale, Inc.†	182,600	3,451,140
American Eagle Outfitters, Inc	437,000	5,794,620
ANN, Inc.†	121,300	3,414,595
Ascena Retail Group, Inc.†	154,800	5,179,608
Chico’s FAS, Inc.	396,600	5,980,728
Collective Brands, Inc.†#	139,300	2,173,080
Foot Locker, Inc	346,200	8,634,228
Guess?, Inc.	141,800	6,483,096
Phillips - Van Heusen Corp.	149,700	9,875,709

		50,986,804

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	178,800	11,103,480

Retail - Automobile — 0.2%
Copart, Inc.†	133,400	6,269,800

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.#	87,400	1,714,788

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Class A	100,500	6,985,755

Retail - Discount — 1.0%
99 Cents Only Stores†	104,800	2,165,168
BJ’s Wholesale Club, Inc.†	121,900	6,146,198
Dollar Tree, Inc.†	279,600	17,821,704

		26,133,070

Retail - Gardening Products — 0.4%
Tractor Supply Co	162,600	10,269,816

Retail - Hair Salons — 0.1%
Regis Corp.#	128,700	1,921,491

Retail - Mail Order — 0.3%
Williams - Sonoma, Inc.	234,700	9,188,505

Retail - Major Department Stores — 0.1%
Saks, Inc.†	359,300	4,063,683

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	619,000	2,605,990

Retail - Pet Food & Supplies — 0.4%
PetSmart, Inc	262,600	11,895,780

Retail - Restaurants — 0.9%
Bob Evans Farms, Inc.#	67,700	2,122,395
Brinker International, Inc	189,400	4,882,732
Cheesecake Factory, Inc.†#	133,800	4,250,826
Panera Bread Co., Class A†	70,300	8,789,609

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants (continued)
Wendy’s/Arby’s Group, Inc., Class A	720,500	$3,624,115

		23,669,677

Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	197,900	7,864,546

Savings & Loans/Thrifts — 1.2%
Astoria Financial Corp.#	184,700	2,681,844
First Niagara Financial Group, Inc.	689,600	9,792,320
New York Community Bancorp, Inc.#	975,900	15,809,580
Washington Federal, Inc	251,000	3,988,390

		32,272,134

Schools — 0.4%
Career Education Corp.†#	139,900	3,007,850
ITT Educational Services, Inc.†#	51,900	3,569,682
Strayer Education, Inc.#	28,100	3,377,058

		9,954,590

Semiconductor Components - Integrated Circuits — 1.0%
Atmel Corp.†	1,020,300	15,324,906
Cypress Semiconductor Corp.†	387,800	9,082,276
Integrated Device Technology, Inc.†	337,000	2,827,430

		27,234,612

Semiconductor Equipment — 0.9%
Lam Research Corp.†	275,900	12,965,920
Varian Semiconductor Equipment Associates, Inc.†	167,700	10,299,296

		23,265,216

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	108,400	3,964,188

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc	159,200	13,388,720

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.#	47,600	4,770,472

Steel - Producers — 0.8%
Carpenter Technology Corp.	98,300	5,167,631
Reliance Steel & Aluminum Co.	166,700	8,586,717
Steel Dynamics, Inc.	486,700	8,322,570

		22,076,918

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†#	212,000	5,671,000

Telecom Services — 0.4%
NeuStar, Inc., Class A†	164,800	4,410,048
tw telecom, Inc.†	336,200	7,295,540

		11,705,588

Telecommunication Equipment — 0.4%
ADTRAN, Inc	144,100	6,176,126
Plantronics, Inc.#	109,100	3,990,878

		10,167,004

Telephone - Integrated — 0.2%
Telephone and Data Systems, Inc	204,300	6,680,610

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†	125,700	8,361,564

Tobacco — 0.1%
Universal Corp.#	52,400	2,209,708

Transactional Software — 0.4%
ACI Worldwide, Inc†#	74,300	2,405,091

Security Description	Shares/ Principal Amount	Value (Note 2)

Transactional Software (continued)
Solera Holdings, Inc.	157,300	$9,294,857

		11,699,948

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	103,600	4,114,992

Transport - Marine — 0.7%
Alexander & Baldwin, Inc	92,200	4,515,034
Kirby Corp.†#	119,800	6,884,906
Overseas Shipholding Group, Inc.#	59,900	1,635,869
Tidewater, Inc.#	114,900	6,279,285

		19,315,094

Transport - Rail — 0.5%
Kansas City Southern†	245,100	14,433,939

Transport - Services — 0.2%
UTi Worldwide, Inc	227,400	5,055,102

Transport - Truck — 0.8%
Con - way, Inc	123,000	4,862,190
J.B. Hunt Transport Services, Inc	195,100	8,945,335
Landstar System, Inc	106,900	5,058,508
Werner Enterprises, Inc.	99,100	2,485,428

		21,351,461

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	192,600	4,709,070

Water — 0.3%
Aqua America, Inc	308,100	7,015,438

Web Hosting/Design — 0.7%
Equinix, Inc.†	102,700	10,413,780
Rackspace Hosting, Inc.†	219,800	9,671,200

		20,084,980

Web Portals/ISP — 0.2%
AOL, Inc.†#	238,700	4,910,059

Wireless Equipment — 0.1%
RF Micro Devices, Inc.†	616,600	3,884,580

X-Ray Equipment — 0.5%
Hologic, Inc.†	582,400	12,521,600

Total Long-Term Investment Securities
(cost $2,248,497,264)		2,713,584,470

SHORT-TERM INVESTMENT SECURITIES — 10.5%
Collective Investment Pool — 10.4%
Securities Lending Quality Trust(1)	283,822,348	283,360,013

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/16/11(2)	$2,760,000	2,759,914

Total Short-Term Investment Securities
(cost $286,582,261)		286,119,927

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co., Joint Repurchase Agreement(3) (cost $11,588,000)	11,588,000	11,588,000

TOTAL INVESTMENTS
(cost $2,546,667,525)(4)	110.1%	3,011,292,397
Liabilities in excess of other assets	(10.1)	(275,060,542)

NET ASSETS —	100.0%	$2,736,231,855

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
233	Long	S&P Midcap 400 E-mini Index.	June 2011	$23,468,076	$23,290,680	$(177,396)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$229,877,839	$—	$—	$229,877,839
Other Industries*	2,483,706,631	—	—	2,483,706,631
Short-Term Investment Securities:
Collective Investment Pool	—	283,360,013	—	283,360,013
U.S. Government Treasuries	—	2,759,914	—	2,759,914
Repurchase Agreement	—	11,588,000	—	11,588,000

Total	$2,713,584,470	$297,707,927	$—	$3,011,292,397

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$177,396	$—	$—	$177,396

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	9.0%
E-Commerce/Services	5.8
Applications Software	4.8
Commercial Services	3.4
Electronic Components — Semiconductors	3.3
Medical Instruments	2.9
Oil Companies — Exploration & Production	2.8
Multimedia	2.5
Medical — Biomedical/Gene	2.5
Commercial Services — Finance	2.3
Wireless Equipment	2.3
Transport — Services	2.3
Medical — Drugs	2.2
Metal — Diversified	2.0
Internet Infrastructure Software	2.0
Transactional Software	1.8
Web Portals/ISP	1.7
Chemicals — Diversified	1.7
Retail — Restaurants	1.5
Retail — Discount	1.5
Cellular Telecom	1.4
Decision Support Software	1.3
Vitamins & Nutrition Products	1.3
Retail — Apparel/Shoe	1.3
Diagnostic Equipment	1.3
Time Deposits	1.2
Energy — Alternate Sources	1.1
Semiconductor Components — Integrated Circuits	1.1
Machinery — Electrical	1.1
Auto/Truck Parts & Equipment — Original	1.1
Medical Products	1.1
Diversified Operations	1.1
Finance — Investment Banker/Broker	1.0
Schools	1.0
Casino Hotels	1.0
Retail — Mail Order	0.9
Computer Services	0.9
Consulting Services	0.9
Hazardous Waste Disposal	0.9
Agricultural Chemicals	0.9
Distribution/Wholesale	0.8
Machinery — General Industrial	0.8
Diagnostic Kits	0.8
Computers — Integrated Systems	0.8
Computers — Memory Devices	0.8
Computer Aided Design	0.8
Finance — Other Services	0.8
Water Treatment Systems	0.7
Cosmetics & Toiletries	0.7
Beverages — Non-alcoholic	0.7
Building Products — Cement	0.7
Electric Products — Misc.	0.7
Internet Content — Information/News	0.7
Electronic Measurement Instruments	0.6
Television	0.6
Hotels/Motels	0.6
Retail — Sporting Goods	0.6
Oil Field Machinery & Equipment	0.6
Industrial Automated/Robotic	0.6
Aerospace/Defense — Equipment	0.6
Building — Residential/Commercial	0.6
Toys	0.5
Containers — Metal/Glass	0.5
Transport — Truck	0.5
Internet Content — Entertainment	0.5
Metal — Iron	0.5
Medical — Generic Drugs	0.5
Banks — Commercial	0.5
Food — Retail	0.5

Steel — Producers	0.5
Coal	0.5
Auto — Heavy Duty Trucks	0.5
Medical — HMO	0.4
Dental Supplies & Equipment	0.4
Human Resources	0.4
Diversified Manufacturing Operations	0.4
Oil & Gas Drilling	0.4
Entertainment Software	0.4
Apparel Manufacturers	0.4
Oil — Field Services	0.4
Machinery — Construction & Mining	0.4
Medical Information Systems	0.4
Telecom Equipment — Fiber Optics	0.3
Engineering/R&D Services	0.3
Machinery — Pumps	0.3
Food — Confectionery	0.3
Footwear & Related Apparel	0.3
Electronic Components — Misc.	0.3
Chemicals — Specialty	0.3
Retail — Gardening Products	0.3
Auto — Cars/Light Trucks	0.2
Banks — Super Regional	0.2
Lasers — System/Components	0.2
Dialysis Centers	0.2
Non — Hazardous Waste Disposal	0.2
Insurance — Property/Casualty	0.2
Enterprise Software/Service	0.2
Pharmacy Services	0.1
Retail — Auto Parts	0.1
Advertising Agencies	0.1
Investment Management/Advisor Services	0.1

108.5%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,085	$382,774

Aerospace/Defense - Equipment — 0.6%
Goodrich Corp.	21,795	1,902,486

Agricultural Chemicals — 0.9%
Intrepid Potash, Inc.†#	90,845	2,924,301

Apparel Manufacturers — 0.4%
Coach, Inc.	19,635	1,249,964

Applications Software — 4.8%
Citrix Systems, Inc.†	42,064	3,685,648
Intuit, Inc.†	24,450	1,319,566
Red Hat, Inc.†	93,173	4,062,343
Salesforce.com, Inc.†	47,293	7,200,832

		16,268,389

Auto - Heavy Duty Trucks — 0.5%
Navistar International Corp.†	23,880	1,572,976

Auto/Truck Parts & Equipment - Original — 1.1%
BorgWarner, Inc.†	25,895	1,877,647
Lear Corp.	35,405	1,799,282

		3,676,929

Banks - Commercial — 0.5%
Zions Bancorporation	72,560	1,729,105

Banks - Super Regional — 0.2%
Fifth Third Bancorp	59,385	775,568

Beverages - Non - alcoholic — 0.7%
Coca - Cola Enterprises, Inc.	41,570	1,200,958
Hansen Natural Corp.†	16,665	1,194,047

		2,395,005

Building Products - Cement — 0.7%
Martin Marietta Materials, Inc.#	26,903	2,304,511

Building - Residential/Commercial — 0.6%
NVR, Inc.†#	2,524	1,882,904

Casino Hotels — 1.0%
Wynn Resorts, Ltd.#	22,168	3,248,055

Cellular Telecom — 1.4%
Millicom International Cellular SA	26,031	2,972,740
Sprint Nextel Corp.†	297,130	1,738,211

		4,710,951

Chemicals - Diversified — 1.7%
Celanese Corp., Series A	8,405	437,816
LyondellBasell Industries NV, Class A	47,150	2,065,642
Rockwood Holdings, Inc.†	62,285	3,275,568

		5,779,026

Chemicals - Specialty — 0.3%
International Flavors & Fragrances, Inc.	14,590	934,635

Coal — 0.5%
Alpha Natural Resources, Inc.†	29,380	1,609,730

Commercial Services — 3.4%
Edenred(1)	247,829	7,366,792
Intertek Group PLC(1)	129,948	4,385,498

		11,752,290

Commercial Services - Finance — 2.3%
Moody’s Corp.#	27,786	1,108,939

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Morningstar, Inc.#	46,697	$2,820,966
Verisk Analytics, Inc., Class A†	117,332	3,995,155

		7,925,060

Computer Aided Design — 0.8%
Autodesk, Inc.†	61,404	2,639,144

Computer Services — 0.9%
IHS, Inc., Class A†	34,971	3,067,656

Computers - Integrated Systems — 0.8%
Brocade Communications Systems, Inc.†	344,360	2,296,881
Teradata Corp.†	7,136	398,118

		2,694,999

Computers - Memory Devices — 0.8%
NetApp, Inc.†	48,455	2,653,880

Consulting Services — 0.9%
Gartner, Inc.†#	77,679	3,031,811

Containers - Metal/Glass — 0.5%
Owens - Illinois, Inc.†	55,795	1,792,135

Cosmetics & Toiletries — 0.7%
Natura Cosmeticos SA	92,966	2,492,449

Decision Support Software — 1.3%
MSCI, Inc., Class A†	120,094	4,535,950

Dental Supplies & Equipment — 0.4%
Sirona Dental Systems, Inc.†	27,660	1,495,300

Diagnostic Equipment — 1.3%
Gen - Probe, Inc.†	52,262	4,274,509

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†#	34,445	2,711,510

Dialysis Centers — 0.2%
DaVita, Inc.†	8,810	740,481

Distribution/Wholesale — 0.8%
Fastenal Co.	86,170	2,859,121

Diversified Manufacturing Operations — 0.4%
Cooper Industries PLC	22,875	1,437,694

Diversified Operations — 1.1%
Leucadia National Corp	102,392	3,630,820

E - Commerce/Services — 5.8%
Alibaba.com, Ltd.(1)	953,100	1,615,094
Ctrip.com International, Ltd. ADR†	104,607	4,707,315
Netflix, Inc.†#	35,366	9,577,113
priceline.com, Inc.†	7,814	4,025,695

		19,925,217

Electric Products - Misc. — 0.7%
AMETEK, Inc.	52,455	2,281,268

Electronic Components - Misc. — 0.3%
TE Connectivity, Ltd.	26,820	987,781

Electronic Components - Semiconductors — 3.3%
ARM Holdings PLC ADR#	117,770	3,362,333
Avago Technologies, Ltd	46,435	1,569,039
Microchip Technology, Inc.	30,800	1,217,524
NVIDIA Corp.†#	74,186	1,486,687
ON Semiconductor Corp.†	154,150	1,729,563
Rovi Corp.†#	33,510	1,942,240

		11,307,386

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	44,335	$2,210,986

Energy - Alternate Sources — 1.1%
Covanta Holding Corp	141,739	2,405,311
First Solar, Inc.†#	11,547	1,434,715

		3,840,026

Engineering/R&D Services — 0.3%
KBR, Inc.	29,515	1,101,500

Enterprise Software/Service — 0.2%
Informatica Corp.†	9,835	576,921

Finance - Investment Banker/Broker — 1.0%
Greenhill & Co., Inc.#	32,503	1,809,117
Lazard, Ltd., Class A	43,615	1,698,804

		3,507,921

Finance - Other Services — 0.8%
IntercontinentalExchange, Inc.†	21,773	2,626,912

Food - Confectionery — 0.3%
Hershey Co	18,890	1,052,740

Food - Retail — 0.5%
Fresh Market, Inc.†	23,000	925,520
Whole Foods Market, Inc.	11,450	700,282

		1,625,802

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	11,090	1,010,299

Hazardous Waste Disposal — 0.9%
Stericycle, Inc.†#	33,065	2,945,761

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc	35,115	2,141,313

Human Resources — 0.4%
SuccessFactors, Inc.†	41,385	1,451,372

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc	22,934	1,906,045

Insurance - Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	20,205	681,515

Internet Content - Entertainment — 0.5%
Youku.com, Inc. ADR†#	41,866	1,769,676

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†#	27,768	2,265,313

Internet Infrastructure Software — 2.0%
Akamai Technologies, Inc.†	131,477	4,461,672
F5 Networks, Inc.†	11,280	1,281,182
TIBCO Software, Inc.†	36,800	1,033,712

		6,776,566

Investment Management/Advisor Services — 0.1%
Invesco, Ltd	13,400	330,578

Lasers - System/Components — 0.2%
Cymer, Inc.†	15,650	749,166

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.	3,735	334,843
Terex Corp.†	30,370	900,470

		1,235,313

Machinery - Electrical — 1.1%
Schindler Holding AG(1)	29,477	3,722,201

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.8%
Gardner Denver, Inc.	19,425	$1,627,426
Manitowoc Co., Inc.	32,625	587,903
Roper Industries, Inc	7,560	631,033

		2,846,362

Machinery - Pumps — 0.3%
Flowserve Corp	8,775	1,063,793

Medical Information Systems — 0.4%
Cerner Corp.†	10,255	1,231,626

Medical Instruments — 2.9%
Edwards Lifesciences Corp.†	9,625	854,026
Intuitive Surgical, Inc.†	16,700	5,828,300
St. Jude Medical, Inc.	6,325	320,488
Techne Corp	35,794	2,917,211

		9,920,025

Medical Products — 1.1%
Cooper Cos., Inc.	28,835	2,160,030
Hospira, Inc.†	27,195	1,503,611

		3,663,641

Medical - Biomedical/Gene — 2.5%
Dendreon Corp.†	34,785	1,474,536
Illumina, Inc.†#	90,719	6,539,026
Seattle Genetics, Inc.†	28,765	557,178

		8,570,740

Medical - Drugs — 2.2%
Ironwood Pharmaceuticals, Inc.†#	124,508	1,882,561
Pharmasset, Inc.†	11,515	1,176,833
Shire PLC ADR	12,300	1,175,757
Valeant Pharmaceuticals International, Inc	62,845	3,290,564

		7,525,715

Medical - Generic Drugs — 0.5%
Watson Pharmaceuticals, Inc.†	27,095	1,743,563

Medical - HMO — 0.4%
Centene Corp.†	43,600	1,517,280

Metal - Diversified — 2.0%
Lynas Corp., Ltd.†(1)	700,900	1,783,298
Molycorp, Inc.†#	75,747	5,031,873

		6,815,171

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc	19,295	1,750,056

Multimedia — 2.5%
FactSet Research Systems, Inc.#	29,962	3,321,587
McGraw - Hill Cos., Inc.	36,630	1,555,676
Naspers, Ltd.(1)	62,548	3,733,641

		8,610,904

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	21,890	689,973

Oil & Gas Drilling — 0.4%
Rowan Cos., Inc.†	35,650	1,413,523

Oil Companies - Exploration & Production — 2.8%
Brigham Exploration Co.†	39,080	1,216,951
Petrohawk Energy Corp.†	33,280	880,922
Range Resources Corp.#	62,008	3,467,487
Ultra Petroleum Corp.†#	85,247	4,144,709

		9,710,069

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	43,525	$2,074,401

Oil - Field Services — 0.4%
Weatherford International, Ltd.†	62,660	1,238,788

Pharmacy Services — 0.1%
SXC Health Solutions Corp.†	7,435	438,219

Retail - Apparel/Shoe — 1.3%
Lululemon Athletica, Inc.†#	32,368	2,939,014
Vera Bradley, Inc.†	27,492	1,358,930

		4,297,944

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	7,285	437,901

Retail - Discount — 1.5%
Dollar Tree, Inc.†	79,439	5,063,442

Retail - Gardening Products — 0.3%
Tractor Supply Co	14,715	929,399

Retail - Mail Order — 0.1%
Williams - Sonoma, Inc.	9,460	370,359

Retail - Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†#	17,745	5,129,547

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.†	52,305	2,078,601

Schools — 1.0%
DeVry, Inc	12,220	658,047
New Oriental Education & Technology Group ADR†	24,373	2,822,881

		3,480,928

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc	29,325	1,207,310
Atmel Corp.†	41,055	616,646
Marvell Technology Group, Ltd.†	117,445	1,907,307

		3,731,263

Steel - Producers — 0.5%
Carpenter Technology Corp.	30,625	1,609,956

Telecom Equipment - Fiber Optics — 0.3%
Finisar Corp.†	48,555	1,166,291

Television — 0.6%
CBS Corp., Class B	77,580	2,168,361

Toys — 0.5%
Hasbro, Inc	40,030	1,830,972

Transactional Software — 1.8%
Solera Holdings, Inc.	105,717	6,246,818

Transport - Services — 2.3%
C.H. Robinson Worldwide, Inc.#	35,625	2,857,837
Expeditors International of Washington, Inc	92,658	4,894,196

		7,752,033

Transport - Truck — 0.5%
J.B. Hunt Transport Services, Inc	38,960	1,786,316

Vitamins & Nutrition Products — 1.3%
Mead Johnson Nutrition Co	65,458	4,437,398

Water Treatment Systems — 0.7%
Nalco Holding Co.#	87,480	2,496,679

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 1.7%
Renren, Inc. ADR†#	58,160	$747,356
Yandex NV, Class A†	151,473	5,066,772

		5,814,128

Wireless Equipment — 2.3%
Motorola Solutions, Inc.†	165,354	7,915,496

Total Common Stock
(cost $269,165,321)		330,679,377

CONVERTIBLE PREFERRED STOCK — 1.0%
Auto - Cars/Light Trucks — 0.2%
Better Place LLC Series B†(2)(3)(4)	262,477	787,431

Retail - Mail Order — 0.8%
Groupon, Inc. Series G†(2)(3)(4)	44,897	2,745,413

Total Convertible Preferred Stock
(cost $2,205,727)		3,532,844

PREFERRED STOCK — 0.4%
Zynga Game Network, Inc. Series C†(2)(3)(4) (cost $1,388,405)	98,966	1,388,406

Total Long-Term Investment Securities
(cost $272,759,453)		335,600,627

SHORT-TERM INVESTMENT SECURITIES — 10.2%
Collective Investment Pool — 9.0%
Securities Lending Quality Trust(5)(6)	30,601,248	30,558,886

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$4,181,000	4,181,000

Total Short-Term Investment Securities
(cost $34,782,248)		34,739,886

TOTAL INVESTMENTS
(cost $307,541,701)(7)	108.5%	370,340,513
Liabilities in excess of other assets	(8.5)	(29,099,583)

NET ASSETS —	100.0%	$341,240,930

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $22,606,524 representing 6.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Series B Convertible Preferred Stock	01/25/10	262,477	$787,431	$787,431	$3.00	0.23%
Groupon, Inc. Series G Convertible Preferred Stock	12/17/10	44,897	1,418,296	2,745,413	61.15	0.80
Zynga Game Network, Inc. Series C Preferred Stock	02/17/11	49,483	1,388,405
	04/18/11	49,483	—

		98,966	1,388,405	1,388,406	14.03	0.41

				$4,921,250		1.44%

(4)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $4,921,250 representing 1.4% of net assets.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	At May 31, 2011, the Fund had loaned securities with a total value of $30,532,105. This was secured by collateral of $30,601,248, which was received in cash and subsequently invested in short-term investments currently valued at $30,558,886 as reported in the portfolio of investments. The remaining collateral with a value of $564,186 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Banks	0.32% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.29%	01/10/13
United States Treasury Bill	zero coupon	06/23/11
United States Treasury Notes/Bonds	0.75% to 3.63%	10/31/11 to 02/15/21

(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$18,310,123	$1,615,094	#	$—	$19,925,217
Other Industries*	289,762,730	20,991,430	#	—	310,754,160
Convertible Preferred Stock	—	—		3,532,844	3,532,844
Preferred Stock	—	—		1,388,406	1,388,406
Short-Term Investment Securities:
Collective Investment Pool	—	30,558,886		—	30,558,886
Time Deposits	—	4,181,000		—	4,181,000

Total	$308,072,853	$57,346,410		$4,921,250	$370,340,513

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $22,606,524 representing 6.6% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2010	$787,431	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	1,327,117	—
Net purchases (sales)	1,418,296	1,388,406
Transfers in and/or (out) of Level 3	—	—

Balance as of 5/31/2011	$3,532,844	$1,388,406

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Convertible Preferred Stock	Preferred Stock
$1,327,117	$—

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

U.S. Government Agencies	50.0%
Repurchase Agreement	14.2
Foreign Bank	7.6
Money Center Banks	7.5
U.S. Government Treasuries	6.2
Diversified Financial Services	5.7
Commercial Banks-Canadian	3.8
Super-Regional Banks-US	3.4
Commercial Banks	2.0
Finance	1.6

102.0%

Weighted Average Days to Maturity	39.1

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 87.8%
Certificates of Deposit — 17.4%
Barclays Bank PLC 0.22% due 09/08/11	$9,300,000	$9,300,000
Barclays Bank PLC 0.25% due 06/07/11	9,000,000	9,000,000
Citibank NA 0.15% due 07/26/11	9,100,000	9,100,000
Deutsche Bank AG FRS 0.28% due 07/08/11	8,500,000	8,500,000
Rabobank Nederland NV 0.34% due 09/28/11	9,400,000	9,400,000
Royal Bank of Canada FRS 0.24% due 03/29/12	9,300,000	9,300,000
Royal Bank of Canada FRS 0.29% due 09/14/11	8,800,000	8,800,000
Svenska Handelsbanken 0.21% due 07/21/11	9,000,000	9,000,000
UBS AG Stamford CT FRS 0.28% due 09/09/11	10,000,000	10,000,000

Total Certificates of Deposit
(amortized cost $82,400,000)		82,400,000

Commercial Paper — 9.2%
Bank of America Corp. 0.09% due 06/01/11	7,200,000	7,200,000
Citigroup Funding, Inc. 0.17% due 07/06/11	8,500,000	8,498,595
Lloyds TSB Bank PLC 0.12% due 06/03/11	9,000,000	8,999,940
Nordea North America, Inc. 0.20% due 07/28/11	9,200,000	9,197,087
State Street Corp. 0.25% due 06/06/11	9,500,000	9,499,670

Total Commercial Paper
(amortized cost $43,395,292)		43,395,292

U.S. Corporate Bonds & Notes — 5.0%
Bank of America NA FRS 0.28% due 08/22/11	8,750,000	8,750,000
General Electric Capital Corp. FRS 0.52% due 10/21/11	7,600,000	7,609,165
JPMorgan Chase & Co. FRS 0.35% due 02/22/12	7,300,000	7,306,018

Total U.S. Corporate Bonds & Notes
(amortized cost $23,665,183)		23,665,183

U.S. Government Agencies — 50.0%
Federal Farm Credit Bank 0.10% due 11/10/11	10,000,000	9,995,500
0.23% due 08/11/11	4,300,000	4,298,049
Federal Farm Credit Bank FRS 0.16% due 03/27/12	7,050,000	7,049,423
Federal Home Loan Bank 0.06% due 06/17/11	7,250,000	7,249,807
0.09% due 06/22/11	5,500,000	5,499,711
0.09% due 06/29/11	5,500,000	5,499,615
0.09% due 09/19/11	5,500,000	5,498,488
0.09% due 10/24/11	5,500,000	5,498,006
0.10% due 06/08/11	4,250,000	4,249,917
0.11% due 06/22/11	2,700,000	2,699,827
0.17% due 08/15/11	3,500,000	3,498,760
0.27% due 09/19/11	2,830,000	2,827,665
Federal Home Loan Bank FRS 0.11% due 08/12/11	10,700,000	10,698,721
0.12% due 08/01/11	1,550,000	1,549,751
0.14% due 08/01/11	7,000,000	6,999,625

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.14% due 09/23/11	$10,500,000	$10,499,675
0.14% due 02/17/12	4,200,000	4,198,444
0.15% due 09/15/11	2,380,000	2,379,768
0.28% due 01/12/12	17,000,000	17,000,000
0.29% due 01/20/12	8,500,000	8,499,458
0.30% due 12/15/11	8,800,000	8,800,000
Federal Home Loan Mtg. Corp. 0.06% due 06/17/11	7,000,000	6,999,813
0.09% due 10/13/11	6,500,000	6,497,823
0.11% due 12/15/11	2,700,000	2,698,375
0.16% due 08/03/11	6,000,000	5,998,320
0.17% due 08/10/11	3,520,000	3,518,836
0.18% due 08/23/11	1,770,000	1,769,265
0.20% due 06/21/11	3,450,000	3,449,617
0.20% due 06/22/11	1,750,000	1,749,796
0.20% due 07/07/11	3,450,000	3,449,310
0.20% due 07/11/11	10,250,000	10,247,722
0.20% due 07/19/11	5,100,000	5,098,640
0.20% due 07/27/11	5,100,000	5,098,413
0.20% due 12/07/11	1,900,000	1,898,005
0.20% due 12/14/11	1,500,000	1,498,367
0.21% due 12/06/11	3,750,000	3,745,888
0.22% due 07/26/11	3,000,000	2,998,992
0.24% due 08/03/11	2,470,000	2,468,963
0.25% due 06/01/11	2,750,000	2,750,000
Federal Home Loan Mtg. Corp. FRS 0.16% due 08/10/12	8,660,000	8,657,413
Federal National Mtg. Assoc. 0.06% due 06/07/11	8,700,000	8,699,913
0.12% due 09/01/11	4,250,000	4,248,697
Federal National Mtg. Assoc. FRS 0.09% due 07/27/11	8,700,000	8,699,732

Total U.S. Government Agencies
(amortized cost $236,732,110)		236,732,110

U.S. Government Treasuries — 6.2%
United States Treasury Bills 0.20% due 06/30/11	8,670,000	8,668,638
0.20% due 07/28/11	2,750,000	2,749,129
0.21% due 06/02/11	5,500,000	5,499,968
0.21% due 07/28/11	1,700,000	1,699,448
0.23% due 09/22/11	7,000,000	6,995,056
0.24% due 09/22/11	3,750,000	3,747,152

Total U.S. Government Treasuries
(amortized cost $29,359,391)		29,359,391

Total Short-Term Investment Securities — 87.8%
(amortized cost $415,551,976)		415,551,976

REPURCHASE AGREEMENT — 14.2%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $67,355,000)	67,355,000	67,355,000

TOTAL INVESTMENTS —
(amortized cost $482,906,976)(2)	102.0%	482,906,976
Liabilities in excess of other assets	(2.0)	(9,464,015)

NET ASSETS	100.0%	$473,442,961

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$82,400,000	$—	$82,400,000
Commercial Paper	—	43,395,292	—	43,395,292
U.S. Corporate Bonds & Notes	—	23,665,183	—	23,665,183
U.S. Government Agencies	—	236,732,110	—	236,732,110
U.S. Government Treasuries	—	29,359,391	—	29,359,391
Repurchase Agreement	—	67,355,000	—	67,355,000

Total	$—	$482,906,976	$—	$482,906,976

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Computers	13.9%
Applications Software	9.4
Electronic Components — Semiconductors	7.2
Enterprise Software/Service	7.2
Web Portals/ISP	7.1
Medical — Biomedical/Gene	6.7
Collective Investment Pool	6.6
E-Commerce/Services	3.9
Wireless Equipment	3.6
Networking Products	3.4
Cable/Satellite TV	3.4
E-Commerce/Products	3.3
Repurchase Agreements	2.7
Medical — Generic Drugs	1.7
Retail — Discount	1.6
Cellular Telecom	1.6
Commercial Services — Finance	1.4
Computers — Memory Devices	1.4
Multimedia	1.2
Pharmacy Services	1.2
Semiconductor Equipment	1.2
Computer Services	1.1
Retail — Restaurants	1.0
Semiconductor Components — Integrated Circuits	1.0
Transport — Services	0.9
Entertainment Software	0.8
Internet Security	0.8
Auto — Heavy Duty Trucks	0.7
Casino Hotels	0.7
Electronic Forms	0.7
Internet Infrastructure Software	0.6
Retail — Apparel/Shoe	0.5
Retail — Bedding	0.5
Medical Instruments	0.5
Electronic Components — Misc.	0.5
Retail — Office Supplies	0.5
Energy — Alternate Sources	0.4
Food — Retail	0.4
Telecom Services	0.4
Medical Information Systems	0.4
Distribution/Wholesale	0.4
Computer Aided Design	0.4
Data Processing/Management	0.3
Machinery — Construction & Mining	0.3
Toys	0.3
Chemicals — Specialty	0.3
U.S. Government Treasuries	0.3
Retail — Auto Parts	0.3
Retail — Major Department Stores	0.3
Hazardous Waste Disposal	0.3
Medical Products	0.2
Therapeutics	0.2
Medical — Drugs	0.2
Schools	0.2
Electronic Measurement Instruments	0.2
Dental Supplies & Equipment	0.2
Diagnostic Kits	0.2

106.7%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Applications Software — 9.4%
Check Point Software Technologies, Ltd.†#	9,824	$539,534
Citrix Systems, Inc.†	8,844	774,911
Intuit, Inc.†	14,642	790,229
Microsoft Corp	396,094	9,906,311

		12,010,985

Auto - Heavy Duty Trucks — 0.7%
PACCAR, Inc.#	17,192	859,600

Cable/Satellite TV — 3.4%
Comcast Corp., Class A	97,667	2,465,115
DIRECTV, Class A†	37,278	1,873,592

		4,338,707

Casino Hotels — 0.7%
Wynn Resorts, Ltd.	5,843	856,116

Cellular Telecom — 1.6%
Millicom International Cellular SA	5,141	587,102
NII Holdings, Inc.†	8,001	349,324
Vodafone Group PLC ADR	39,472	1,106,400

		2,042,826

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.#	5,748	404,027

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	23,401	1,289,629
Paychex, Inc.#	17,050	550,715

		1,840,344

Computer Aided Design — 0.4%
Autodesk, Inc.†	10,720	460,746

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	14,341	1,090,490
Infosys Technologies, Ltd. ADR	4,948	305,539

		1,396,029

Computers — 13.9%
Apple, Inc.†	43,430	15,106,257
Dell, Inc.†	90,995	1,463,200
Research In Motion, Ltd.†	24,479	1,048,925

		17,618,382

Computers - Memory Devices — 1.4%
NetApp, Inc.†#	17,038	933,171
SanDisk Corp.†	11,158	530,228
Seagate Technology PLC	21,353	358,731

		1,822,130

Data Processing/Management — 0.3%
Fiserv, Inc.†	6,886	444,285

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.#	6,701	262,947

Diagnostic Kits — 0.2%
QIAGEN NV†#	10,989	216,813

Distribution/Wholesale — 0.4%
Fastenal Co.	13,900	461,202

E - Commerce/Products — 3.3%
Amazon.com, Inc.†	21,261	4,181,826

E - Commerce/Services — 3.9%
Ctrip.com International, Ltd. ADR†	6,921	311,445
eBay, Inc.†	61,206	1,907,791

Security Description	Shares	Value (Note 2)

E - Commerce/Services (continued)
Expedia, Inc.#	11,713	$328,081
Liberty Media Corp. - Interactive, Class A†	26,906	489,958
Netflix, Inc.†#	2,493	675,105
priceline.com, Inc.†	2,317	1,193,695

		4,906,075

Electronic Components - Misc. — 0.5%
Flextronics International, Ltd.†	35,827	259,387
Garmin, Ltd.#	9,809	334,291

		593,678

Electronic Components - Semiconductors — 7.2%
Altera Corp.#	15,083	725,341
Broadcom Corp., Class A†	22,851	822,179
Intel Corp.	258,708	5,823,517
Microchip Technology, Inc.#	8,882	351,105
Micron Technology, Inc.†#	47,013	479,533
NVIDIA Corp.†#	27,389	548,876
Xilinx, Inc.#	12,307	439,114

		9,189,665

Electronic Forms — 0.7%
Adobe Systems, Inc.†	23,859	826,237

Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.#	7,476	270,257

Energy - Alternate Sources — 0.4%
First Solar, Inc.†#	4,049	503,088

Enterprise Software/Service — 7.2%
BMC Software, Inc.†	8,420	470,089
CA, Inc.#	24,044	562,630
Oracle Corp	238,175	8,150,348

		9,183,067

Entertainment Software — 0.8%
Activision Blizzard, Inc.#	55,732	668,227
Electronic Arts, Inc.†#	15,760	384,701

		1,052,928

Food - Retail — 0.4%
Whole Foods Market, Inc.#	8,182	500,411

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	4,026	358,676

Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†	8,796	298,492
F5 Networks, Inc.†#	3,806	432,286

		730,778

Internet Security — 0.8%
Symantec Corp.†	35,980	703,409
VeriSign, Inc.	8,177	286,359

		989,768

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	4,930	441,974

Medical Information Systems — 0.4%
Cerner Corp.†#	3,931	472,113

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†#	1,832	639,368

Medical Products — 0.2%
Henry Schein, Inc.†#	4,332	311,124

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene — 6.7%
Alexion Pharmaceuticals, Inc.†	8,608	$408,191
Amgen, Inc.†	43,956	2,661,097
Biogen Idec, Inc.†	11,357	1,075,849
Celgene Corp.†	22,186	1,351,349
Gilead Sciences, Inc.†	37,489	1,564,791
Illumina, Inc.†#	6,016	433,633
Life Technologies Corp.†#	8,485	440,966
Vertex Pharmaceuticals, Inc.†	9,636	520,248

		8,456,124

Medical - Drugs — 0.2%
Cephalon, Inc.†#	3,570	284,493

Medical - Generic Drugs — 1.7%
Mylan, Inc.†	20,603	485,098
Teva Pharmaceutical Industries, Ltd. ADR	33,178	1,688,760

		2,173,858

Multimedia — 1.2%
News Corp., Class A	86,100	1,579,074

Networking Products — 3.4%
Cisco Systems, Inc	260,594	4,377,979

Pharmacy Services — 1.2%
Express Scripts, Inc.†#	24,904	1,483,282

Retail - Apparel/Shoe — 0.5%
Ross Stores, Inc#	5,614	460,124
Urban Outfitters, Inc.†#	7,733	235,547

		695,671

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	6,653	399,912

Retail - Bedding — 0.5%
Bed Bath & Beyond, Inc.†	12,008	647,111

Retail - Discount — 1.6%
Costco Wholesale Corp.	20,578	1,697,274
Dollar Tree, Inc.†	5,903	376,257

		2,073,531

Retail - Major Department Stores — 0.3%
Sears Holdings Corp.†#	5,134	364,514

Retail - Office Supplies — 0.5%
Staples, Inc.	34,092	573,427

Retail - Restaurants — 1.0%
Starbucks Corp	35,167	1,293,794

Schools — 0.2%
Apollo Group, Inc., Class A†	6,726	276,506

Semiconductor Components - Integrated Circuits — 1.0%
Linear Technology Corp.#	10,694	369,905
Marvell Technology Group, Ltd.†	30,665	498,000
Maxim Integrated Products, Inc.#	13,976	380,846

		1,248,751

Semiconductor Equipment — 1.2%
Applied Materials, Inc.#	62,198	857,089
KLA - Tencor Corp#	7,883	339,757
Lam Research Corp.†	5,824	273,699

		1,470,545

Telecom Services — 0.4%
Virgin Media, Inc.#	15,180	495,172

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 0.2%
Warner Chilcott PLC, Class A#	11,909	$287,126

Toys — 0.3%
Mattel, Inc	16,437	433,855

Transport - Services — 0.9%
C.H. Robinson Worldwide, Inc.#	7,833	628,363
Expeditors International of Washington, Inc	10,003	528,359

		1,156,722

Web Portals/ISP — 7.1%
Baidu, Inc. ADR†	12,784	1,734,917
Google, Inc., Class A†	11,826	6,256,190
Yahoo!, Inc.†	61,727	1,021,582

		9,012,689

Wireless Equipment — 3.6%
QUALCOMM, Inc.	77,487	4,539,963

Total Long-Term Investment Securities
(cost $92,734,525)		123,510,271

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Collective Investment Pool — 6.6%
Securities Lending Quality Trust(1)(2)	8,339,207	8,327,037

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.08% due 06/16/11(3)	$400,000	399,987

Total Short-Term Investment Securities
(cost $8,739,194)		8,727,024

REPURCHASE AGREEMENT — 2.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $3,395,000)	3,395,000	3,395,000

TOTAL INVESTMENTS
(cost $104,868,719)(5)	106.7%	135,632,295
Liabilities in excess of other assets	(6.7)	(8,472,324)

NET ASSETS —	100.0%	$127,159,971

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At May 31, 2011, the Fund had loaned securities with a total value of $8,444,329. This was secured by collateral of $8,339,207, which was received in cash and subsequently invested in short-term investments currently valued at $8,327,037 as reported in the portfolio of investments. The remaining collateral with a value of $180,339 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Banks	0.31% to 1.00%	11/28/11-12/01/11
Federal Home Loan Mortgage Corp	0.29%	01/10/13
United States Treasury Bill	zero coupon	06/23/2011
United States Treasury Notes/Bonds	0.75% to 4.63%	03/31/12-05/15/40

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
82	Long	Nasdaq 100 E-mini Index	June 2011	$3,863,554	$3,889,670	$26,116

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$12,010,985	$—	$—	$12,010,985
Computers	17,618,382	—	—	17,618,382
Electronic Components - Semiconductors	9,189,665	—	—	9,189,665
Enterprise Software/Service	9,183,067	—	—	9,183,067
Medical - Biomedical/Gene	8,456,124	—	—	8,456,124
Web Portals/ISP	9,012,689	—	—	9,012,689
Other Industries*	58,039,359	—	—	58,039,359
Short-Term Investment Securities:
Collective Investment Pool	—	8,327,037	—	8,327,037
U.S. Government Treasuries	—	399,987	—	399,987
Repurchase Agreement	—	3,395,000	—	3,395,000
Other Financial Instruments:+
Open Future Contracts - Appreciation	26,116	—	—	26,116

Total	$123,536,387	$12,122,024	$—	$135,658,411

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Electronic Components — Semiconductors	12.0%
Applications Software	9.1
Computers	8.6
Enterprise Software/Service	7.6
Collective Investment Pool	7.3
Web Portals/ISP	6.7
E-Commerce/Services	4.5
Computers — Memory Devices	4.3
Semiconductor Components — Integrated Circuits	4.2
Wireless Equipment	3.9
Computer Services	3.6
Commercial Services — Finance	3.0
Semiconductor Equipment	2.6
Internet Infrastructure Software	2.4
Time Deposits	2.2
Networking Products	2.2
Toys	1.7
Electric Products — Misc.	1.6
Computers — Integrated Systems	1.5
Telecommunication Equipment	1.4
E-Commerce/Products	1.2
Commercial Services	1.1
Consulting Services	0.8
Web Hosting/Design	0.8
Electronic Measurement Instruments	0.7
Medical — Biomedical/Gene	0.7
E-Services/Consulting	0.7
Educational Software	0.7
Electronic Forms	0.6
Telecom Equipment — Fiber Optics	0.6
Cellular Telecom	0.6
Internet Content — Information/News	0.6
Electronic Components — Misc.	0.5
Energy — Alternate Sources	0.5
Entertainment Software	0.5
Computers — Periphery Equipment	0.5
Registered Investment Companies	0.5
Multimedia	0.5
Medical Instruments	0.3
Diversified Manufacturing Operations	0.3
Internet Application Software	0.3
Internet Content — Entertainment	0.3
Power Converter/Supply Equipment	0.3
Machinery — Electrical	0.3
Electronic Parts Distribution	0.3
Retail — Mail Order	0.3
Telephone — Integrated	0.3
Electronic Connectors	0.3
Data Processing/Management	0.2
Television	0.2
Computer Aided Design	0.2
Advanced Materials	0.2
Medical Products	0.2
Transactional Software	0.2
Electronic Security Devices	0.2
Internet Security	0.2
Agricultural Chemicals	0.2
Industrial Audio & Video Products	0.2
Schools	0.2
Social Networking	0.2
Virtual Reality Products	0.1
Software Tools	0.1

108.1%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.2%
Advanced Materials — 0.2%
STR Holdings, Inc.†#	125,400	$1,982,574

Agricultural Chemicals — 0.2%
Monsanto Co.	21,800	1,548,672

Applications Software — 9.1%
Check Point Software Technologies, Ltd.†	43,400	2,383,528
Citrix Systems, Inc.†	236,571	20,728,351
Intuit, Inc.†	227,445	12,275,207
Microsoft Corp.	1,072,100	26,813,221
Red Hat, Inc.†	31,842	1,388,311
Salesforce.com, Inc.†#	113,753	17,320,032

		80,908,650

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	1,549	46,687

Cellular Telecom — 0.6%
China Unicom (Hong Kong), Ltd.(1)	802,000	1,781,754
China Unicom (Hong Kong), Ltd. ADR#	153,800	3,395,904

		5,177,658

Chemicals - Diversified — 0.0%
Wacker Chemie AG#(1)	1,095	244,344

Commercial Services — 1.1%
Alliance Data Systems Corp.†#	71,438	6,710,171
ExlService Holdings, Inc.†#	49,486	1,161,931
Quanta Services, Inc.†#	111,590	2,203,903

		10,076,005

Commercial Services - Finance — 3.0%
Automatic Data Processing, Inc.#	159,610	8,796,107
Global Payments, Inc.#	13,835	718,867
Mastercard, Inc., Class A	12,760	3,662,758
Visa, Inc., Class A	76,276	6,182,932
Western Union Co.#	369,850	7,604,116

		26,964,780

Computer Aided Design — 0.2%
Autodesk, Inc.†	47,400	2,037,252

Computer Services — 3.4%
Accenture PLC, Class A	209,342	12,014,137
International Business Machines Corp.	109,494	18,496,822

		30,510,959

Computers — 8.6%
Apple, Inc.†	177,586	61,769,738
Dell, Inc.†	500,000	8,040,000
Hewlett - Packard Co.	171,465	6,409,362

		76,219,100

Computers - Integrated Systems — 1.5%
Riverbed Technology, Inc.†#	191,230	7,251,442
Teradata Corp.†	108,902	6,075,642

		13,327,084

Computers - Memory Devices — 4.3%
EMC Corp.†#	647,685	18,439,592
NetApp, Inc.†#	218,465	11,965,328
SanDisk Corp.†	95,700	4,547,664
Seagate Technology PLC	125,300	2,105,040
Spansion, Inc., Class A†	77,107	1,544,453

		38,602,077

Computers - Periphery Equipment — 0.5%
Synaptics, Inc.†#	157,300	4,412,265

Security Description	Shares	Value (Note 2)

Consulting Services — 0.8%
Genpact, Ltd.†	298,302	$4,778,798
Huron Consulting Group, Inc.†#	90,555	2,746,533

		7,525,331

Data Processing/Management — 0.2%
CommVault Systems, Inc.†#	49,800	2,058,732

Diversified Manufacturing Operations — 0.3%
Cooper Industries PLC	41,945	2,636,243

E - Commerce/Products — 1.2%
Amazon.com, Inc.†	54,110	10,642,896

E - Commerce/Services — 4.5%
Ctrip.com International, Ltd. ADR†	97,920	4,406,400
Dena Co., Ltd.(1)	34,100	1,214,041
eBay, Inc.†	186,785	5,822,089
Liberty Media Corp. - Interactive, Class A†	213,900	3,895,119
Netflix, Inc.†	65,505	17,738,754
priceline.com, Inc.†	13,785	7,101,894

		40,178,297

E - Services/Consulting — 0.7%
Sapient Corp.†#	414,944	6,095,527

Educational Software — 0.7%
Blackboard, Inc.†#	141,400	6,092,926

Electric Products - Misc. — 1.6%
Hitachi, Ltd.#(1)	2,472,000	14,181,035

Electronic Components - Misc. — 0.5%
AAC Acoustic Technologies Holdings, Inc.#(1)	1,264,000	3,265,034
HON HAI Precision Industry Co., Ltd. GDR†*	216,800	1,543,616

		4,808,650

Electronic Components - Semiconductors — 12.0%
Advanced Micro Devices, Inc.†#	298,900	2,594,452
Applied Micro Circuits Corp.†#	301,700	3,191,986
Avago Technologies, Ltd.	213,120	7,201,325
Broadcom Corp., Class A†	218,800	7,872,424
Cavium Networks, Inc.†#	53,090	2,361,443
Cree, Inc.†#	168,000	7,373,520
Hynix Semiconductor, Inc.(1)	82,910	2,321,777
Intel Corp.	525,510	11,829,230
Intersil Corp., Class A#	135,600	1,945,860
LSI Corp.†	89,850	672,977
MEMC Electronic Materials, Inc.†#	208,300	2,191,316
Micron Technology, Inc.†#	412,500	4,207,500
National Semiconductor Corp.	198,100	4,859,393
Netlogic Microsystems, Inc.†	81,300	3,115,416
NVIDIA Corp.†#	347,800	6,969,912
ON Semiconductor Corp.†	1,138,175	12,770,323
Rovi Corp.†	73,703	4,271,826
Samsung Electronics Co., Ltd.(1)	3,801	3,186,088
Skyworks Solutions, Inc.†	245,283	6,247,358
Texas Instruments, Inc.	317,740	11,216,222
Xilinx, Inc.	14,900	531,632

		106,931,980

Electronic Connectors — 0.3%
Amphenol Corp., Class A#	42,435	2,294,036

Electronic Forms — 0.6%
Adobe Systems, Inc.†	159,500	5,523,485

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	57,360	2,860,543
Chroma ATE, Inc.(1)	852,000	2,732,490
Trimble Navigation, Ltd.†	15,200	664,088

		6,257,121

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Parts Distribution — 0.2%
Synnex Technology International Corp.(1)	784,000	$1,843,858

Electronic Security Devices — 0.2%
Taser International, Inc.†#	366,100	1,658,433

Energy - Alternate Sources — 0.5%
First Solar, Inc.†#	38,500	4,783,625

Enterprise Software/Service — 7.6%
Ariba, Inc.†#	76,079	2,551,690
Autonomy Corp. PLC†(1)	139,800	4,139,598
BMC Software, Inc.†#	106,731	5,958,792
CA, Inc.#	241,000	5,639,400
hiSoft Technology International, Ltd. ADR†#	89,320	1,394,285
Informatica Corp.†	182,975	10,733,313
Oracle Corp.	1,013,824	34,693,057
QLIK Technologies, Inc.†	69,820	2,324,308

		67,434,443

Entertainment Software — 0.5%
Electronic Arts, Inc.†#	94,376	2,303,718
UBISOFT Entertainment, Inc.†(1)	227,700	2,265,130

		4,568,848

Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†#	30,500	1,425,570

Internet Application Software — 0.3%
RealNetworks, Inc.†#	691,200	2,585,088
Tencent Holdings, Ltd.#(1)	1,700	49,048

		2,634,136

Internet Content - Entertainment — 0.3%
Youku.com, Inc.
Class A†(2)(3)(8)	1,160,800	2,589,647

Internet Content - Information/News — 0.3%
Kakaku.com, Inc.#(1)	364	2,288,778

Internet Infrastructure Software — 2.4%
Akamai Technologies, Inc.†	164,090	5,568,394
TIBCO Software, Inc.†#	555,786	15,612,029

		21,180,423

Internet Security — 0.2%
VeriSign, Inc.	46,778	1,638,166

Machinery - Electrical — 0.3%
Disco Corp.#(1)	38,100	2,479,004

Medical Instruments — 0.3%
Medtronic, Inc.	66,200	2,694,340

Medical Products — 0.2%
Stryker Corp.#	28,200	1,759,680

Medical - Biomedical/Gene — 0.7%
Amgen, Inc.†	58,000	3,511,320
Celgene Corp.†	44,600	2,716,586

		6,227,906

Multimedia — 0.5%
Time Warner, Inc.#	111,200	4,051,016

Networking Products — 2.2%
Acme Packet, Inc.†#	67,505	5,109,454
BigBand Networks, Inc.†#	58,100	122,010
Cisco Systems, Inc.	232,400	3,904,320
Ixia†	44,200	695,708
Juniper Networks, Inc.†	153,115	5,605,540
Polycom, Inc.†	72,200	4,145,002

		19,582,034

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment — 0.3%
SMA Solar Technology AG#(1)	2,105	$230,086
SunPower Corp., Class B†#	109,711	2,280,892

		2,510,978

Schools — 0.2%
New Oriental Education & Technology Group ADR†	11,800	1,366,676

Semiconductor Components - Integrated Circuits — 4.2%
Advanced Semiconductor Engineering, Inc.(1)	1,592,000	1,961,862
Analog Devices, Inc.	191,375	7,878,909
Atmel Corp.†	463,955	6,968,604
Cirrus Logic, Inc.†#	18,110	297,910
Cypress Semiconductor Corp.†#	238,090	5,576,068
Emulex Corp.†#	136,700	1,271,310
Marvell Technology Group, Ltd.†	597,200	9,698,528
Maxim Integrated Products, Inc.#	142,080	3,871,680

		37,524,871

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	291,800	4,021,004
ASM Pacific Technology, Ltd.#(1)	303,300	4,099,050
ASML Holding NV	129,930	5,068,569
Lam Research Corp.†#	142,800	6,710,886
Tokyo Electron, Ltd.(1)	57,300	3,168,983

		23,068,492

Social Networking — 0.2%
Facebook, Inc., Class B†(3)(4)(8)	47,699	1,352,042

Software Tools — 0.1%
VMware, Inc., Class A†	7,865	765,422

Telecom Equipment - Fiber Optics — 0.6%
Ciena Corp.†#	51,400	1,374,950
Corning, Inc.#	106,300	2,141,945
JDS Uniphase Corp.†	90,100	1,819,119

		5,336,014

Telecommunication Equipment — 1.4%
ADTRAN, Inc.#	287,859	12,337,637

Telephone - Integrated — 0.3%
Softbank Corp.(1)	61,600	2,395,173

Television — 0.2%
Phoenix New Media, Ltd. ADR†#	178,543	2,055,030

Toys — 1.7%
Nintendo Co., Ltd.(1)	65,700	15,323,290

Transactional Software — 0.2%
Longtop Financial Technologies, Ltd. ADR†#(4)(8)	217,073	1,707,551

Virtual Reality Products — 0.1%
RealD, Inc.†#	35,200	960,960

Web Hosting/Design — 0.8%
Equinix, Inc.†#	66,200	6,712,680

Web Portals/ISP — 6.7%
Baidu, Inc. ADR†	104,400	14,168,124
Bitauto Holdings, Ltd. ADR†#	14,900	111,750
Google, Inc., Class A†	60,311	31,905,725
NetEase.com, Inc. ADR†#	105,240	4,854,721
Renren, Inc. ADR†#	1,101	14,148
SINA Corp.†	25,560	3,036,273
Yahoo!, Inc.†	267,782	4,431,792
Yandex NV, Class A†	18,300	612,135

		59,134,668

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 3.9%
Aruba Networks, Inc.†#	35,920	$1,020,846
HTC Corp.(1)	62,000	2,649,987
HTC Corp. GDR†	18,129	2,943,243
QUALCOMM, Inc.	356,844	20,907,490
Telefonaktiebolaget LM Ericsson ADR	269,000	3,991,961
Telefonaktiebolaget LM Ericsson, Class B(1)	245,200	3,635,532

		35,149,059

Total Common Stock
(cost $705,150,437)		863,824,816

CONVERTIBLE PREFERRED STOCK — 0.6%
Electric - Distribution — 0.0%
Silver Spring Networks Series E 8.00%(3)(4)(8)	46,800	280,800

Internet Content - Information/News — 0.3%
Angie’s List(3)(4)(8)	11,979	847,361
Twitter, Inc. Series E(3)(4)(8)	115,101	1,757,419

		2,604,780

Retail - Mail Order — 0.3%
Groupon, Inc.†(3)(4)(8)
Series G	39,859	2,437,344

Total CONVERTIBLE PREFERRED STOCK
(cost $3,187,703)		5,322,924

EQUITY CERTIFICATES — 0.3%
Computer Services — 0.2%
Merrill Lynch - Tata Consultancy Services, Ltd.†*	76,100	1,954,248

Electronic Parts Distribution — 0.1%
Deutsche Bank AG - Synnex Technology International Corp.†*(3)(4)(8)	269,000	632,002

Total Equity Certificates
(cost $2,666,823)		2,586,250

EXCHANGE - TRADED FUNDS — 0.0%
iShares FTSE/Xinhua A5O China Index ETF#(1) (cost $121,731)	67,000	113,280

Total Long - Term Investment Securities
(cost $711,126,694)		871,847,270

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Collective Investment Pool — 7.3%
Securities Lending Quality Trust(5)(6)	64,844,391	64,749,749

Registered Investment Companies — 0.5%
T. Rowe Price Reserve Investment Fund	4,401,751	4,401,751

Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$20,250,000	20,250,000

Total Short-Term Investment Securities
(cost $89,496,142)		89,401,500

TOTAL INVESTMENTS
(cost $800,622,836)(7)	108.1%	961,248,770
Liabilities in excess of other assets	(8.1)	(72,330,863)

NET ASSETS —	100.0%	$888,917,907

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $4,129,866 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $75,569,222 representing 8.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the Science & Technology Fund held the following restricted securities:

Name	Acqui sition Date	Shares	Acqui sition Cost	Value	Value Per Share	Value as a % of Net Assets
Angie’s List
Convertible Preferred Stock	03/15/11	10,644	$752,927
	05/17/11	1,335	94,434

		11,979	847,361	$847,361	$70.74	0.10%

Groupon, Inc. Series G Convertible Preferred Stock	12/17/10	39,859	1,259,146	2,437,344	61.15	0.27%
FaceBook Inc Class B Common Stock	03/31/11	41,658	1,041,450
	05/19/11	1,988	49,700
	05/19/11	4,053	101,609

		47,699	1,192,759	1,352,042	28.35	0.15%

Silver Spring Networks, Inc. Series E Convertible Preferred Stock	12/11/09	46,800	468,000	280,800	6.00	0.03%
Twitter, Inc. Series E Convertible Preferred Stock	09/24/09	38,367	613,196
	01/11/11	76,734	—

		115,101	613,196	1,757,419	15.27	0.20%

Youku.Com, Inc. Class A Common Stock	09/15/10	1,160,800	577,710	2,589,647	2.23	0.29%
Deutsche Bank AG-Synnex Technology International Corp. Equity Certificates	09/23/10	269,000	614,073	632,002	2.35	0.07%

				$9,896,615		1.11%

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	At May 31, 2011, the Fund had loaned securities with a total value of $64,079,787. This was secured by collateral of $64,844,391, which was received in cash and subsequently invested in short-term investments currently valued at $64,749,749 as reported in the portfolio of investments. The remaining collateral with a value of $638,038 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	1.00% to 4.25%	01/15/13 to 02/28/18

(6)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $11,604,166 representing 1.3% of net assets.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$80,908,650	$—		$—	$80,908,650
Computers	76,219,100	—		—	76,219,100
Electronic Components - Semiconductors	101,424,115	5,507,865	#	—	106,931,980
Enterprise Software/Service	63,294,845	4,139,598	#	—	67,434,443
Web Portals/ISP	59,134,668	—		—	59,134,668
Other Industries*	401,738,256	68,398,126	#	3,059,593	473,195,975
Convertible Preferred Stock	—	—		5,322,924	5,322,924
Equity Certificates	1,954,248	—		632,002	2,586,250
Exchange-Traded Funds	—	113,280	#	—	113,280
Short-Term Investment Securities:
Collective Investment Pool	—	64,749,749		—	64,749,749
Registered Investment Companies	—	4,401,751		—	4,401,751
Time Deposits	—	20,250,000		—	20,250,000

Total	$784,673,882	$167,560,369		$9,014,519	$961,248,770

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $75,569,222 representing 8.5% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Equity Certificates
Balance as of 5/31/2010	$—	$954,837	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(1)	159,283	2,261,581	17,929
Net purchases (sales)	1,192,759	2,106,506	614,073
Transfers in and/or out of Level 3(2)	1,707,551	—	—

Balance as of 5/31/2011	$3,059,593	$5,322,924	$632,002

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock	Convertible Preferred Stock	Equity Certificates
$159,283	$2,261,581	$17,929

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2011 — (Unaudited)

Industry Allocation*

Collective Investment Pool	6.5%
Commercial Services — Finance	5.5
Electronic Components — Semiconductors	5.1
Machinery — General Industrial	4.6
Medical — Drugs	4.4
Casino Services	3.4
Consulting Services	3.4
Transactional Software	3.2
Human Resources	3.1
Schools	3.0
Oil Companies — Exploration & Production	2.9
Telecom Services	2.7
Medical — Biomedical/Gene	2.4
Recreational Vehicles	2.3
E-Commerce/Products	2.1
E-Marketing/Info	2.0
Medical Products	1.9
Medical — HMO	1.8
Medical Information Systems	1.8
Transport — Air Freight	1.7
Hotels/Motels	1.7
Theaters	1.7
Medical Instruments	1.7
Ultra Sound Imaging Systems	1.7
Therapeutics	1.6
Computer Services	1.5
Audio/Video Products	1.5
Commercial Services	1.5
E-Commerce/Services	1.5
Distribution/Wholesale	1.4
Printing — Commercial	1.4
E-Services/Consulting	1.3
Retail — Video Rentals	1.2
Dental Supplies & Equipment	1.1
Retail — Home Furnishings	1.1
Retail — Apparel/Shoe	1.1
Enterprise Software/Service	1.0
Educational Software	1.0
Exchange Traded	1.0
Insurance — Property/Casualty	1.0
Auto — Truck Trailers	1.0
Hazardous Waste Disposal	1.0
Alternative Waste Technology	0.9
Chemicals — Diversified	0.9
Transport — Services	0.9
Advertising Services	0.8
Medical — Generic Drugs	0.8
Satellite Telecom	0.7
Metal Processors & Fabrication	0.7
Retail — Restaurants	0.6
Internet Security	0.6
Time Deposits	0.6
Beverages — Non — alcoholic	0.6
Finance — Investment Banker/Broker	0.6
Diagnostic Equipment	0.6
Banks — Commercial	0.6
Internet Application Software	0.5
Energy — Alternate Sources	0.5
Networking Products	0.5
Retail — Appliances	0.4
Agricultural Chemicals	0.4
Entertainment Software	0.4
Telecom Equipment — Fiber Optics	0.4
Resorts/Theme Parks	0.3
Finance — Other Services	0.3
Leisure Products	0.2

106.6%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Advertising Services — 0.8%
Marchex, Inc., Class B#	98,785	$769,535

Agricultural Chemicals — 0.4%
Intrepid Potash, Inc.†#	12,700	408,813

Alternative Waste Technology — 0.9%
Calgon Carbon Corp.†#	48,710	840,247

Audio/Video Products — 1.5%
Harman International Industries, Inc.	13,300	638,001
TiVo, Inc.†#	71,800	742,412

		1,380,413

Auto - Truck Trailers — 1.0%
Wabash National Corp.†#	92,550	894,958

Banks - Commercial — 0.6%
First Commonwealth Financial Corp.#	52,400	306,540
Park Sterling Corp.†	41,300	206,500

		513,040

Beverages - Non-alcoholic — 0.6%
Primo Water Corp.†#	37,863	535,761

Casino Services — 3.4%
Scientific Games Corp., Class A†#	213,784	2,107,910
Shuffle Master, Inc.†#	93,331	1,016,375

		3,124,285

Chemicals - Diversified — 0.9%
Solutia, Inc.†#	33,600	838,992

Commercial Services — 1.5%
Live Nation Entertainment, Inc.†#	116,163	1,339,359

Commercial Services - Finance — 5.5%
Dollar Financial Corp.†	90,548	2,056,345
Euronet Worldwide, Inc.†#	40,148	694,159
Global Cash Access Holdings, Inc.†#	81,287	260,931
Wright Express Corp.†#	37,126	2,003,319

		5,014,754

Computer Services — 1.5%
SYKES Enterprises, Inc.†	64,141	1,387,370

Consulting Services — 3.4%
Corporate Executive Board Co.	40,500	1,703,025
Gartner, Inc.†	17,353	677,288
ICF International, Inc.†#	27,200	699,584

		3,079,897

Dental Supplies & Equipment — 1.1%
Sirona Dental Systems, Inc.†	18,529	1,001,678

Diagnostic Equipment — 0.6%
Affymetrix, Inc.†#	86,900	529,221

Distribution/Wholesale — 1.4%
United Stationers, Inc.#	7,400	547,748
WESCO International, Inc.†#	13,100	728,360

		1,276,108

E - Commerce/Products — 2.1%
Shutterfly, Inc.†#	30,919	1,874,310

E - Commerce/Services — 1.5%
Ancestry.com, Inc.†#	18,900	777,357
Move, Inc.†#	281,400	554,358

		1,331,715

E - Marketing/Info — 2.0%
Constant Contact, Inc.†#	18,700	449,735

Security Description	Shares	Value (Note 2)

E - Marketing/Info (continued)
QuinStreet, Inc.†	54,008	$834,963
ReachLocal, Inc.†	27,827	584,089

		1,868,787

E - Services/Consulting — 1.3%
Sapient Corp.†#	81,707	1,200,276

Educational Software — 1.0%
Blackboard, Inc.†#	22,000	947,980

Electronic Components - Semiconductors — 5.1%
Microsemi Corp.†#	97,129	2,141,695
Monolithic Power Systems, Inc.†#	48,354	836,524
PMC - Sierra, Inc.†	220,000	1,724,800

		4,703,019

Energy - Alternate Sources — 0.5%
JA Solar Holdings Co., Ltd. ADR†#	82,000	494,460

Enterprise Software/Service — 1.0%
Taleo Corp., Class A†	25,596	955,499

Entertainment Software — 0.4%
THQ, Inc.†#	82,698	341,543

Finance - Investment Banker/Broker — 0.6%
MF Global Holdings, Ltd.†#	68,800	530,448

Finance - Other Services — 0.3%
Netspend Holdings, Inc.†#	28,576	239,467

Hazardous Waste Disposal — 1.0%
Clean Harbors, Inc.†#	8,695	879,586

Hotel/Motels — 1.7%
Gaylord Entertainment Co.†	48,200	1,554,450

Human Resources — 3.1%
Kforce, Inc.†#	36,466	491,926
Monster Worldwide, Inc.†#	28,500	439,470
On Assignment, Inc.†	91,041	1,016,928
Resources Connection, Inc.	60,438	852,780

		2,801,104

Insurance - Property/Casualty — 1.0%
Tower Group, Inc.#	36,850	895,455

Internet Application Software — 0.5%
DealerTrack Holdings, Inc.†	21,600	500,472

Internet Security — 0.6%
Blue Coat Systems, Inc.†	24,100	553,095

Leisure Products — 0.2%
WMS Industries, Inc.†#	5,996	188,634

Machinery - General Industrial — 4.6%
Chart Industries, Inc.†#	18,444	896,010
Gardner Denver, Inc.	8,957	750,417
Middleby Corp.†#	5,800	499,090
Robbins & Myers, Inc	27,000	1,189,620
Wabtec Corp.	12,700	858,393

		4,193,530

Medical Information Systems — 1.8%
Quality Systems, Inc.#	19,234	1,655,663

Medical Instruments — 1.7%
Spectranetics Corp.†#	47,067	282,873
Volcano Corp.†#	39,657	1,246,419

		1,529,292

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 1.9%
Greatbatch, Inc.†#	29,700	$859,815
Luminex Corp.†#	41,864	873,702

		1,733,517

Medical - Biomedical/Gene — 2.4%
Acorda Therapeutics, Inc.†#	50,100	1,645,785
Halozyme Therapeutics, Inc.†#	81,027	546,122

		2,191,907

Medical - Drugs — 4.4%
Auxilium Pharmaceuticals, Inc.†#	44,700	1,000,833
Jazz Pharmaceuticals, Inc.†	26,200	767,398
Vanda Pharmaceuticals, Inc.†#	74,642	556,829
Viropharma, Inc.†#	88,450	1,711,508

		4,036,568

Medical - Generic Drugs — 0.8%
Impax Laboratories, Inc.†#	26,900	722,265

Medical - HMO — 1.8%
Centene Corp.†	21,300	741,240
WellCare Health Plans, Inc.†	18,800	925,900

		1,667,140

Metal Processors & Fabrication — 0.7%
CIRCOR International, Inc	13,700	607,047

Networking Products — 0.5%
Ixia†	29,254	460,458

Oil Companies - Exploration & Production — 2.9%
Brigham Exploration Co.†	22,750	708,435
Carrizo Oil & Gas, Inc.†#	12,100	462,341
Kodiak Oil & Gas Corp.†#	91,900	629,515
Swift Energy Co.†	21,800	855,214

		2,655,505

Printing - Commercial — 1.4%
VistaPrint NV†#	25,923	1,274,893

Recreational Vehicles — 2.3%
Polaris Industries, Inc.#	18,895	2,085,063

Resort/Theme Parks — 0.3%
Great Wolf Resorts, Inc.†#	93,220	277,796

Retail - Apparel/Shoe — 1.1%
Express, Inc.	46,231	976,399

Retail - Appliances — 0.4%
hhgregg, Inc.†#	26,500	409,955

Retail - Home Furnishings — 1.1%
Pier 1 Imports, Inc.†#	82,400	982,208

Retail - Restaurants — 0.6%
Ruby Tuesday, Inc.†#	56,100	594,660

Retail - Video Rentals — 1.2%
Coinstar, Inc.†#	20,700	1,099,791

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†#	27,300	672,126

Schools — 3.0%
Bridgepoint Education, Inc.†#	97,773	2,296,688
Grand Canyon Education, Inc.†#	37,984	489,993

		2,786,681

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.4%
Oclaro, Inc.†#	33,600	$321,552

Telecom Services — 2.7%
Cbeyond, Inc.†#	104,620	1,502,343
PAETEC Holding Corp.†#	206,621	921,530

		2,423,873

Theaters — 1.7%
National CineMedia, Inc	85,870	1,529,345

Therapeutics — 1.6%
Onyx Pharmaceuticals, Inc.†	35,350	1,500,607

Transactional Software — 3.2%
Innerworkings, Inc.†#	155,786	1,319,508
Synchronoss Technologies, Inc.†#	49,413	1,586,157

		2,905,665

Transport - Air Freight — 1.7%
Atlas Air Worldwide Holdings, Inc.†#	25,200	1,594,908

Transport - Services — 0.9%
UTi Worldwide, Inc	35,700	793,611

Ultra Sound Imaging Systems — 1.7%
SonoSite, Inc.†#	42,393	1,513,854

Total Common Stock
(cost $72,033,813)		89,990,610

EXCHANGE-TRADED FUNDS — 1.0%
ishares Russell 2000 Growth Index Fund#
(cost $879,222)	9,272	898,457

Total Long-Term Investment Securities
(cost $72,913,035)		90,889,067

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Collective Investment Pool — 6.5%
Securities Lending Quality Trust(1)	5,925,227	5,917,078

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$542,000	542,000

Total Short-Term Investment Securities
(cost $6,467,227)		6,459,078

TOTAL INVESTMENTS
(cost $79,380,262)(2)	106.6%	97,348,145
Liabilities in excess of other assets	(6.6)	(6,022,157)

NET ASSETS —	100.0%	$91,325,988

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$5,014,754	$—	$—	$5,014,754
Electronic Components - Semiconductors	4,703,019	—	—	4,703,019
Other Industries*	80,272,837	—	—	80,272,837
Exchange-Traded Funds	898,457	—	—	898,457
Short-Term Investment Securities:
Collective Investment Pool	—	5,917,078	—	5,917,078
Time Deposits	—	542,000	—	542,000

Total	$90,889,067	$6,459,078	$—	$97,348,145

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2011 — (Unaudited)

Industry Allocation*

Collective Investment Pool	14.9%
Banks — Commercial	4.9
Retail — Restaurants	3.9
Real Estate Investment Trusts	3.6
Auto/Truck Parts & Equipment — Original	3.3
Medical Products	3.1
Machinery — General Industrial	3.0
Oil Companies — Exploration & Production	2.9
Retail — Apparel/Shoe	2.7
Enterprise Software/Service	2.4
Medical — Biomedical/Gene	2.2
Electronic Components — Semiconductors	2.1
Medical — Drugs	2.1
Distribution/Wholesale	1.8
Insurance — Property/Casualty	1.7
Oil Field Machinery & Equipment	1.7
Transport — Truck	1.7
Chemicals — Diversified	1.7
Commercial Services — Finance	1.5
Diversified Manufacturing Operations	1.4
Oil — Field Services	1.3
Medical — HMO	1.3
Medical — Hospitals	1.2
Applications Software	1.1
Lasers — System/Components	1.0
Therapeutics	1.0
Computers — Integrated Systems	1.0
Food — Misc.	0.9
Vitamins & Nutrition Products	0.9
Coal	0.9
Commercial Services	0.9
Chemicals — Specialty	0.9
Investment Management/Advisor Services	0.9
Alternative Waste Technology	0.8
Wire & Cable Products	0.8
Electric Products — Misc.	0.8
Chemicals — Plastics	0.8
Electronic Components — Misc.	0.8
Oil Refining & Marketing	0.8
Retail — Regional Department Stores	0.8
Semiconductor Equipment	0.8
E — Marketing/Info	0.8
Transport — Services	0.8
Steel Pipe & Tube	0.8
Internet Infrastructure Software	0.8
Quarrying	0.8
Aerospace/Defense — Equipment	0.8
Advertising Agencies	0.8
Telecom Equipment — Fiber Optics	0.8
Time Deposits	0.8
Food — Canned	0.7
Home Furnishings	0.7
Non — Hazardous Waste Disposal	0.7
Oil & Gas Drilling	0.7
Real Estate Management/Services	0.7
Food — Wholesale/Distribution	0.7
Electric — Integrated	0.7
Miscellaneous Manufacturing	0.6
Gas — Distribution	0.6
Retail — Automobile	0.6
Computer Aided Design	0.6
Power Converter/Supply Equipment	0.6
Building — Maintance & Services	0.6
Finance — Investment Banker/Broker	0.6
Paper & Related Products	0.5
Medical — Outpatient/Home Medical	0.5
Gold Mining	0.5
Casino Services	0.5
Insurance Brokers	0.5
Registered Investment Companies	0.5

Medical Instruments	0.4
Telephone — Integrated	0.4
Aerospace/Defense	0.4
Savings & Loans/Thrifts	0.4
Metal Processors & Fabrication	0.4
Printing — Commercial	0.3
Lighting Products & Systems	0.3
Advanced Materials	0.3
Human Resources	0.3
Leisure Products	0.3
E — Services/Consulting	0.3
Telecom Services	0.3
Retail — Sporting Goods	0.3
Electronic Measurement Instruments	0.2
Instruments — Controls	0.2
Steel — Producers	0.2
Multimedia	0.2
Telecommunication Equipment	0.2
Wireless Equipment	0.2
Apparel Manufacturers	0.2
Investment Companies	0.2
Financial Guarantee Insurance	0.2
Pharmacy Services	0.2
Building & Construction Products — Misc.	0.2
Computer Services	0.2
Auto Repair Centers	0.2
Electronic Design Automation	0.2
Internet Security	0.2
Diagnostic Kits	0.2
Computers — Periphery Equipment	0.2
Machinery — Pumps	0.2
Independent Power Producers	0.1
Environmental Monitoring & Detection	0.1
Networking Products	0.1
Computers — Memory Devices	0.1
Drug Delivery Systems	0.1
Transport — Rail	0.1
Retail — Discount	0.1
Rental Auto/Equipment	0.1
Building — Residential/Commercial	0.1
Retail — Convenience Store	0.1
Energy — Alternate Sources	0.1
Electronic Security Devices	0.1
Publishing — Books	0.1
Airlines	0.1
Computer Software	0.1
Hotels/Motels	0.1
Retail — Home Furnishings	0.1
Medical Sterilization Products	0.1
Semiconductor Components — Integrated Circuits	0.1
Industrial Audio & Video Products	0.1
Computer Data Security	0.1
Broadcast Services/Program	0.1
Seismic Data Collection	0.1
Food — Dairy Products	0.1
Transactional Software	0.1
Food — Retail	0.1
Housewares	0.1
Direct Marketing	0.1
Building — Mobile Home/Manufactured Housing	0.1
Medical Laser Systems	0.1
Data Processing/Management	0.1
Circuit Boards	0.1
Retail — Leisure Products	0.1
Auction Houses/Art Dealers	0.1
Communications Software	0.1
Retail — Misc./Diversified	0.1
Virtual Reality Products	0.1
Retail — Jewelry	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2011 — (Unaudited) — (continued)

Industry Allocation* (continued)

Internet Application Software	0.1%
Retail — Appliances	0.1
Textile — Apparel	0.1
Consulting Services	0.1
Diversified Operations	0.1
Insurance — Life/Health	0.1
Radio	0.1
Office Furnishings — Original	0.1
Publishing — Newspapers	0.1
Machinery — Material Handling	0.1
Retirement/Aged Care	0.1
Finance — Mortgage Loan/Banker	0.1
Professional Sports	0.1
Finance — Leasing Companies	0.1

114.8%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Advanced Materials — 0.3%
Core Molding Technologies, Inc.†	25,700	$244,664
Hexcel Corp.†	22,900	473,343
STR Holdings, Inc.†#	22,700	358,887

		1,076,894

Advertising Agencies — 0.8%
Interpublic Group of Cos., Inc.	227,800	2,717,654

Aerospace/Defense — 0.4%
Aerovironment, Inc.†#	36,582	1,104,411
Kratos Defense & Security Solutions, Inc.†	9,100	110,474
TransDigm Group, Inc.†	3,100	254,200

		1,469,085

Aerospace/Defense - Equipment — 0.8%
AAR Corp.#	82,315	2,172,293
LMI Aerospace, Inc.†	12,100	258,214
Moog, Inc., Class A†	7,000	287,350

		2,717,857

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,700	151,293

Agricultural Operations — 0.0%
MGP Ingredients, Inc.	13,100	106,503

Airlines — 0.1%
Allegiant Travel Co.†	6,200	282,782
Pinnacle Airlines Corp.†	16,700	81,329

		364,111

Alternative Waste Technology — 0.8%
Darling International, Inc.†	158,181	3,029,166

Apparel Manufacturers — 0.2%
Carter’s, Inc.†#	6,000	190,200
True Religion Apparel, Inc.†#	500	14,695
Under Armour, Inc., Class A†	8,400	547,512

		752,407

Applications Software — 1.1%
Actuate Corp.†	25,000	136,000
Bsquare Corp.†	13,900	89,516
Callidus Software, Inc†	19,500	114,855
China TransInfo Technology Corp.†	14,800	65,712
EPIQ Systems, Inc.#	21,700	324,632
PDF Solutions, Inc.†	50,200	316,762
Progress Software Corp.†	20,050	542,754
Quest Software, Inc.†	104,271	2,366,430
RealPage, Inc.†#	1,200	35,340

		3,992,001

Auction House/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.†#	8,800	243,936

Auto Repair Centers — 0.2%
Midas, Inc.†	13,400	94,604
Monro Muffler Brake, Inc.#	17,025	550,759

		645,363

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†#	1,200	36,168

Auto/Truck Parts & Equipment - Original — 3.3%
Amerigon, Inc.†	12,600	209,538
Dana Holding Corp.†	138,700	2,513,244
Miller Industries, Inc.	10,000	172,000
Modine Manufacturing Co.†	150,594	2,391,432

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
SORL Auto Parts, Inc.†	15,300	$76,347
Strattec Security Corp.	8,300	198,536
Titan International, Inc.	129,977	3,573,068
TRW Automotive Holdings Corp.†	44,724	2,543,454

		11,677,619

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	6,700	103,716

Banks - Commercial — 4.9%
1st United Bancorp, Inc.†	14,300	89,089
Alliance Financial Corp.	4,500	130,095
American River Bankshares†	19,500	125,970
Ameris Bancorp†	11,900	110,908
Associated Banc-Corp.#	122,320	1,723,489
Bancorp, Inc.†	17,600	178,288
Banner Corp.	59,300	166,040
Camden National Corp.	6,300	206,514
Capital City Bank Group, Inc.	9,600	103,392
Cardinal Financial Corp.	12,100	133,947
Citizens Holding Co.	6,500	122,785
CNB Financial Corp.	8,500	117,980
CoBiz Financial, Inc.	10,900	69,978
Commerce Bancshares, Inc.	41,253	1,764,803
East West Bancorp, Inc.	123,683	2,484,791
Enterprise Bancorp, Inc.	10,621	198,825
Farmers Capital Bank Corp.†	20,900	140,448
Financial Institutions, Inc.	6,500	106,145
First Community Bancshares, Inc.	9,300	135,222
First Merchants Corp.	14,728	124,452
Glacier Bancorp, Inc.#	23,571	335,180
Heritage Financial Corp.	8,300	112,382
LNB Bancorp, Inc.	16,300	92,095
Merchants Bancshares, Inc.	4,600	116,426
Northrim BanCorp, Inc.	7,100	140,367
Ohio Valley Banc Corp.	6,400	117,760
Pacific Continental Corp.	13,000	120,510
Pinnacle Financial Partners, Inc.†	6,200	96,162
Preferred Bank†	16,600	25,066
Prosperity Bancshares, Inc.#	11,100	485,625
Sierra Bancorp	9,400	103,776
Signature Bank†	12,400	705,808
Synovus Financial Corp.#	53,800	128,044
TCF Financial Corp.	19,100	287,455
Tennessee Commerce Bancorp, Inc.†	9,400	23,876
Texas Capital Bancshares, Inc.†#	15,085	377,578
United Community Banks, Inc.†	50,500	110,595
United Security Bancshares†	18,403	56,313
Valley National Bancorp.#	25,731	349,688
Virginia Commerce Bancorp, Inc.†	17,900	104,178
Washington Banking Co.	13,800	183,126
Washington Trust Bancorp, Inc.#	7,800	182,832
West Bancorporation, Inc.	18,344	142,349
Westamerica Bancorporation#	8,100	407,430
Western Alliance Bancorp†	29,900	220,363
Wilshire Bancorp, Inc.†	17,400	54,462
Wintrust Financial Corp.#	63,427	2,059,475
Zions Bancorporation#	90,523	2,157,163

		17,529,245

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	3,000	40,800

Beverages - Non - alcoholic — 0.0%
SkyPeople Fruit Juice, Inc.†	21,900	55,845

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Brewery — 0.0%
Craft Brewers Alliance, Inc.†	18,800	$171,080

Broadcast Services/Program — 0.1%
Fisher Communications, Inc.†	6,000	178,800
Outdoor Channel Holdings, Inc.†	18,800	114,680

		293,480

Building & Construction Products - Misc. — 0.2%
Builders FirstSource, Inc.†#	6,500	15,730
Gibraltar Industries, Inc.†	6,950	90,767
Interline Brands, Inc.†	13,800	254,886
Quanex Building Products Corp.	15,600	309,504

		670,887

Building & Construction - Misc. — 0.0%
Insituform Technologies, Inc., Class A†#	5,900	152,279

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.#	1,100	94,226

Building - Maintance & Services — 0.6%
ABM Industries, Inc.#	89,605	2,041,202

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	3,400	146,744
Skyline Corp.	6,500	118,625

		265,369

Building - Residential/Commercial — 0.1%
Meritage Homes Corp.†#	13,200	330,000
Standard Pacific Corp.†#	20,300	80,591

		410,591

Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	15,000	139,800

Casino Services — 0.5%
Bally Technologies, Inc.†	39,802	1,568,597
Multimedia Games, Inc.†	26,700	147,384

		1,715,981

Chemicals - Diversified — 1.7%
Codexis, Inc.†	3,385	37,066
FMC Corp.	24,877	2,098,375
Innophos Holdings, Inc.	63,604	2,855,183
Rockwood Holdings, Inc.†	17,500	920,325

		5,910,949

Chemicals - Plastics — 0.8%
Landec Corp.†	18,600	106,764
PolyOne Corp.	183,734	2,798,269

		2,905,033

Chemicals - Specialty — 0.9%
Arch Chemicals, Inc.	14,000	506,100
KMG Chemicals, Inc.	7,800	144,300
Kraton Performance Polymers, Inc.†	66,591	2,561,090

		3,211,490

Circuit Boards — 0.1%
DDi Corp.	11,000	100,320
UQM Technologies, Inc.†	57,300	150,126

		250,446

Coal — 0.9%
Cloud Peak Energy, Inc.†	23,500	499,140
James River Coal Co.†#	86,047	1,886,150
Walter Energy, Inc.	5,900	734,845

Security Description	Shares	Value (Note 2)

Coal (continued)
Westmoreland Coal Co.†	7,400	$126,688

		3,246,823

Commercial Services — 0.9%
HMS Holdings Corp.†	4,400	343,464
Intersections, Inc.	12,500	194,000
Mac - Gray Corp.	10,700	164,566
Providence Service Corp.†	7,700	104,720
Quanta Services, Inc.†	7,617	150,436
RPX Corp.†	2,100	60,690
Team, Inc.†#	96,090	2,210,070

		3,227,946

Commercial Services - Finance — 1.5%
Global Payments, Inc.	7,500	389,700
Green Dot Corp., Class A†	1,300	50,362
MoneyGram International, Inc.†	47,500	173,850
SEI Investments Co.	80,321	1,898,789
Wright Express Corp.†#	49,671	2,680,247

		5,192,948

Communications Software — 0.1%
Digi International, Inc.†	13,300	156,807
Velti PLC (New York)†	5,600	86,576

		243,383

Computer Aided Design — 0.6%
Parametric Technology Corp.†	89,849	2,092,583

Computer Data Security — 0.1%
Fortinet, Inc.†	6,300	305,487

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	11,200	159,600

Computer Services — 0.2%
Ciber, Inc.†	37,900	231,190
Dynamics Research Corp.†	10,000	152,800
Ness Technologies, Inc.†	25,000	155,000
Tier Technologies, Inc.†	23,100	110,649

		649,639

Computer Software — 0.1%
DynaVox, Inc., Class A†#	10,000	74,600
SS&C Technologies Holdings, Inc.†	13,700	267,835

		342,435

Computers - Integrated Systems — 1.0%
3D Systems Corp.†#	19,600	391,804
Adept Technology, Inc.†	23,000	91,310
Jack Henry & Associates, Inc.	87,734	2,740,810
Mercury Computer Systems, Inc.†	5,800	110,896
Radisys Corp.†	15,700	135,491
Riverbed Technology, Inc.†	200	7,584

		3,477,895

Computers - Memory Devices — 0.1%
Dot Hill Systems Corp.†	87,300	254,043
NetList, Inc.†	37,900	87,928
Xyratex, Ltd.†#	12,000	114,540

		456,511

Computers - Periphery Equipment — 0.2%
iGo, Inc.†	35,000	78,400
Immersion Corp.†	25,600	217,344
Synaptics, Inc.†	10,400	291,720

		587,464

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Consulting Services — 0.1%
China Direct, Inc.†	54,700	$60,170
Hackett Group, Inc.†	27,900	138,663

		198,833

Consumer Products - Misc. — 0.0%
Alpha Pro Tech, Ltd.†	30,000	36,900
Kid Brands, Inc.†	18,000	96,660

		133,560

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	20,800

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	6,300	260,442

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.#	24,700	589,342

Direct Marketing — 0.1%
ValueVision Media, Inc., Class A†	36,900	267,156

Distribution/Wholesale — 1.8%
Beacon Roofing Supply, Inc.†#	102,100	2,237,011
Chindex International, Inc.†	7,100	106,429
Ingram Micro, Inc., Class A†	90,306	1,716,717
Owens & Minor, Inc.#	57,399	1,986,005
Pool Corp.	11,511	348,093

		6,394,255

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	3,350	138,924
AZZ, Inc.#	2,000	88,240
Colfax Corp.†#	6,200	139,686
EnPro Industries, Inc.†#	11,900	542,402
ESCO Technologies, Inc.	9,600	360,672
Fabrinet†	1,700	40,273
GP Strategies Corp.†	13,700	189,882
Harsco Corp.	4,700	157,497
Koppers Holdings, Inc.	12,600	505,638
Leggett & Platt, Inc.	800	20,664
Lydall, Inc.†	14,100	168,636
Matthews International Corp., Class A	1,300	50,817
Park-Ohio Holdings Corp.†	9,200	195,592
Trinity Industries, Inc.#	72,946	2,508,613

		5,107,536

Diversified Minerals — 0.0%
AMCOL International Corp.#	4,300	157,896

Diversified Operations — 0.1%
Resource America, Inc., Class A	31,400	195,308

Drug Delivery Systems — 0.1%
Alkermes, Inc.†	17,000	311,440
Antares Pharma, Inc.†	67,700	125,245

		436,685

E - Commerce/Services — 0.0%
OpenTable, Inc.†	1,200	105,996

E - Marketing/Info — 0.8%
Active Network, Inc.†	3,900	71,565
ValueClick, Inc.†	154,551	2,789,646

		2,861,211

E - Services/Consulting — 0.3%
GSI Commerce, Inc.†	15,400	450,450
Keynote Systems, Inc.	7,000	148,610
Saba Software, Inc.†	12,600	124,614

Security Description	Shares	Value (Note 2)

E - Services/Consulting (continued)
Sapient Corp.†	18,800	$276,172

		999,846

Electric Products - Misc. — 0.8%
GrafTech International, Ltd.†#	122,483	2,589,291
Graham Corp.	11,100	253,191
NIVS IntelliMedia Technology Group, Inc.†(1)(4)	47,700	94,923

		2,937,405

Electric - Integrated — 0.7%
Central Vermont Public Service Corp.	5,200	178,360
Cleco Corp.#	3,400	119,306
El Paso Electric Co.	12,200	379,908
Empire District Electric Co.	6,500	124,540
NorthWestern Corp.	5,000	165,350
NV Energy, Inc.	15,000	236,550
OGE Energy Corp.	9,500	485,165
PNM Resources, Inc.	21,700	358,701
Unisource Energy Corp.	7,900	299,331

		2,347,211

Electronic Components - Misc. — 0.8%
OSI Systems, Inc.†	68,798	2,750,544
Pulse Electronics Corp.	30,400	149,568

		2,900,112

Electronic Components - Semiconductors — 2.1%
Advanced Analogic Technologies, Inc.†	8,700	52,461
AuthenTec, Inc.†	79,200	200,376
Diodes, Inc.†	5,350	156,220
GT Solar International, Inc.†	22,600	288,376
Intersil Corp., Class A	21,600	309,960
Kopin Corp.†#	17,100	89,091
Lattice Semiconductor Corp.†	351,352	2,315,410
Mindspeed Technologies, Inc.†	2,902	25,218
National Semiconductor Corp.	4,300	105,479
PMC - Sierra, Inc.†	61,800	484,512
Semtech Corp.†#	104,773	2,998,603
Silicon Laboratories, Inc.†	10,600	455,588
Supertex, Inc.†	2,300	50,278

		7,531,572

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	59,100	631,779

Electronic Measurement Instruments — 0.2%
CyberOptics Corp.†	18,900	188,433
LeCroy Corp.†	14,300	185,042
Measurement Specialties, Inc.†	6,000	229,500
National Instruments Corp.	2,800	81,760
Orbotech, Ltd.†	13,300	174,097

		858,832

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	4,500	389,385

Energy - Alternate Sources — 0.1%
Ascent Solar Technologies, Inc.†	33,000	44,550
Comverge, Inc.†	17,400	60,900
FuelCell Energy, Inc.†	49,000	93,100
Headwaters, Inc.†	31,900	116,754
Ocean Power Technologies, Inc.†	17,900	82,161

		397,465

Enterprise Software/Service — 2.4%
American Software, Inc., Class A	21,500	165,120

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)
Ariba, Inc.†#	89,176	$2,990,963
Concur Technologies, Inc.†#	2,500	124,925
Informatica Corp.†	1,300	76,258
MedAssets, Inc.†	10,200	148,410
Omnicell, Inc.†#	95,999	1,479,345
Open Text Corp.†#	40,644	2,652,021
Opnet Technologies, Inc.	8,100	317,277
PROS Holdings, Inc.†#	8,700	146,160
QLIK Technologies, Inc.†	6,200	206,398
Taleo Corp., Class A†	4,400	164,252

		8,471,129

Entertainment Software — 0.0%
Glu Mobile, Inc.†	33,100	168,479

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	13,500	507,330

Finance - Consumer Loans — 0.0%
ASTA Funding, Inc.	13,200	101,904

Finance - Investment Banker/Broker — 0.6%
Diamond Hill Investment Group, Inc.	1,700	136,051
Evercore Partners, Inc., Class A	353	13,065
Gleacher & Co., Inc.†#	20,600	45,938
JMP Group, Inc.	16,300	115,730
KBW, Inc.#	67,390	1,432,711
Penson Worldwide, Inc.†#	15,800	59,566
Piper Jaffray Cos.†#	5,100	169,422

		1,972,483

Finance - Leasing Companies — 0.1%
California First National Bancorp	11,900	179,333

Finance - Mortgage Loan/Banker — 0.1%
Federal Agricultural Mtg. Corp., Class C	9,600	182,880

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.†	15,900	270,618
MGIC Investment Corp.†	14,800	119,288
Radian Group, Inc.	29,500	146,910

		536,816

Fisheries — 0.0%
HQ Sustainable Maritime Industries, Inc.†(1)(4)	19,200	53,376

Food - Baking — 0.0%
Flowers Foods, Inc.	3,800	126,654

Food - Canned — 0.7%
Seneca Foods Corp., Class B†#	600	16,554
TreeHouse Foods, Inc.†#	43,793	2,668,307

		2,684,861

Food - Dairy Products — 0.1%
Dean Foods Co.†	20,600	285,928

Food - Misc. — 0.9%
Corn Products International, Inc.	50,270	2,851,817
John B. Sanfilippo & Son, Inc.†	12,100	116,160
Overhill Farms, Inc.†	18,500	113,960
Senomyx, Inc.†	47,700	305,280

		3,387,217

Food - Retail — 0.1%
Fresh Market, Inc.†	6,700	269,608

Food - Wholesale/Distribution — 0.7%
United Natural Foods, Inc.†	54,474	2,370,164

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.0%
Heelys, Inc.†	56,600	$118,294

Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	5,034	17,921

Gas - Distribution — 0.6%
Delta Natural Gas Co., Inc.	3,800	119,966
Southwest Gas Corp.	13,100	511,686
UGI Corp.	49,431	1,620,348

		2,252,000

Gold Mining — 0.5%
Allied Nevada Gold Corp.†#	17,179	636,997
Detour Gold Corp.†	20,685	660,998
Franco - Nevada Corp.	11,300	435,275
Sandstorm Gold, Ltd.†	28,600	29,519

		1,762,789

Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	11,300	57,743

Heart Monitors — 0.0%
HeartWare International, Inc.†	1,500	109,275

Home Furnishings — 0.7%
American Woodmark Corp.	9,600	192,768
Ethan Allen Interiors, Inc.#	96,739	2,251,117
Furniture Brands International, Inc.†	24,900	119,271
Tempur - Pedic International, Inc.†	1,700	110,568

		2,673,724

Hotel/Motels — 0.1%
Gaylord Entertainment Co.†	10,600	341,850

Housewares — 0.1%
Libbey, Inc.†#	11,200	177,296
Lifetime Brands, Inc.	8,000	91,760

		269,056

Human Resources — 0.3%
Barrett Business Services, Inc.	13,000	198,640
CTPartners Executive Search, Inc.†	3,400	44,098
Hudson Highland Group, Inc.†	23,600	123,900
Kforce, Inc.†	18,200	245,518
Korn/Ferry International†	9,000	192,240
On Assignment, Inc.†	20,000	223,400

		1,027,796

Independent Power Producers — 0.1%
GenOn Energy, Inc.†	129,680	517,423
Synthesis Energy Systems, Inc.†#	4,300	10,277

		527,700

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	79,660
Iteris, Inc.†	76,210	101,359
SRS Labs, Inc.†	14,700	142,443

		323,462

Instruments - Controls — 0.2%
Elster Group SE†	19,800	327,294
Watts Water Technologies, Inc., Class A#	9,200	321,908
Woodward, Inc.	5,700	200,754

		849,956

Instruments - Scientific — 0.0%
FEI Co.†	2,500	97,525

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	56,184	$1,613,043

Insurance - Life/Health — 0.1%
Independence Holding Co.	18,600	192,882

Insurance - Multi-line — 0.0%
Fortegra Financial Corp.†	9,600	90,528

Insurance - Property/Casualty — 1.7%
FPIC Insurance Group, Inc.†	38,914	1,610,261
Hallmark Financial Services, Inc.†	13,000	92,950
Hanover Insurance Group, Inc.	29,407	1,207,452
HCC Insurance Holdings, Inc.	13,100	433,479
Infinity Property & Casualty Corp.	12,200	648,552
Markel Corp.†#	1,300	537,771
RLI Corp.#	5,200	313,300
Safety Insurance Group, Inc.#	11,799	529,775
SeaBright Insurance Holdings, Inc.#	9,700	98,261
Selective Insurance Group, Inc.	26,500	439,105
Stewart Information Services Corp.	13,200	138,204
Universal Insurance Holdings, Inc.	28,300	152,537

		6,201,647

Internet Application Software — 0.1%
Vocus, Inc.†	8,100	220,644

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	7,500	116,625

Internet Infrastructure Software — 0.8%
Responsys, Inc.†	100	1,719
TIBCO Software, Inc.†	99,383	2,791,668

		2,793,387

Internet Security — 0.2%
Blue Coat Systems, Inc.†#	5,300	121,635
Sourcefire, Inc.†#	12,900	344,559
Zix Corp.†	41,500	158,115

		624,309

Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	6,300	181,944
Gladstone Capital Corp.	12,000	120,720
Kohlberg Capital Corp.	16,700	132,097
NGP Capital Resources Co.	13,000	103,090
TICC Capital Corp.	19,700	201,925

		739,776

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	19,665	2,079,180
Cohen & Steers, Inc.#	11,200	343,616
Financial Engines, Inc.†	16,100	400,890
Pzena Investment Management, Inc., Class A	3,700	22,311
Waddell & Reed Financial, Inc., Class A	7,800	301,080

		3,147,077

Lasers - System/Components — 1.0%
Cymer, Inc.†#	48,067	2,300,968
Newport Corp.†	9,700	176,443
Rofin - Sinar Technologies, Inc.†#	34,552	1,248,709

		3,726,120

Leisure Products — 0.3%
Brunswick Corp.	46,900	1,016,792

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	18,700	1,139,952

Security Description	Shares	Value (Note 2)

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	3,700	$109,705

Machinery - General Industrial — 3.0%
DXP Enterprises, Inc.†	9,100	235,690
Gardner Denver, Inc.	48,902	4,097,010
IDEX Corp.	62,645	2,840,324
Kadant, Inc.†	7,300	214,766
Manitowoc Co., Inc.	131,286	2,365,774
Middleby Corp.†#	3,100	266,755
Tennant Co.	11,000	424,930
Wabtec Corp.	3,800	256,842

		10,702,091

Machinery - Material Handling — 0.1%
Cascade Corp.	4,600	186,898

Machinery - Pumps — 0.2%
Graco, Inc.#	11,500	581,440

Medical Imaging Systems — 0.0%
Vital Images, Inc.†	8,100	151,551

Medical Instruments — 0.4%
AngioDynamics, Inc.†	5,300	83,210
Bruker Corp.†	8,200	161,704
Cardiovascular Systems, Inc.†	12,200	180,926
CryoLife, Inc.†	17,000	95,370
Edwards Lifesciences Corp.†	2,100	186,333
Integra LifeSciences Holdings Corp.†	3,200	164,128
Stereotaxis, Inc.†#	11,800	40,710
Synergetics USA, Inc.†	31,361	176,249
TranS1, Inc.†	40,300	191,425
Vascular Solutions, Inc.†	15,000	197,850

		1,477,905

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	18,900	107,352
Palomar Medical Technologies, Inc.†	11,000	155,980

		263,332

Medical Products — 3.1%
Alphatec Holdings, Inc.†	50,000	189,500
Cardica, Inc.†	33,400	118,236
Cooper Cos., Inc.	42,544	3,186,971
Greatbatch, Inc.†	82,429	2,386,320
Hanger Orthopedic Group, Inc.†#	100,214	2,520,382
PSS World Medical, Inc.†#	4,000	116,880
Span - America Medical Systems, Inc.	6,200	91,140
Synovis Life Technologies, Inc.†	8,400	147,462
Teleflex, Inc.	31,449	1,952,983
TomoTherapy, Inc.†#	6,300	27,594
Tornier BV†	1,600	44,080
Wright Medical Group, Inc.†	11,200	174,160

		10,955,708

Medical Sterilization Products — 0.1%
STERIS Corp.	9,200	332,028

Medical - Biomedical/Gene — 2.2%
Affymax, Inc.†	17,200	121,776
Alexion Pharmaceuticals, Inc.†	14,200	673,364
AMAG Pharmaceuticals, Inc.†#	3,900	71,994
American Oriental Bioengineering, Inc.†	40,800	51,408
Anadys Pharmaceuticals, Inc.†	49,400	61,256
Arqule, Inc.†	30,600	220,932
Biosante Pharmaceuticals, Inc.†	68,800	215,344
Celldex Therapeutics, Inc.†	5,500	20,075

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Charles River Laboratories International, Inc.†	56,525	$2,186,387
Cubist Pharmaceuticals, Inc.†	11,300	435,389
Curis, Inc.†	53,900	202,394
Enzo Biochem, Inc.†	33,500	134,000
Exelixis, Inc.†#	28,400	330,292
GTx, Inc.†	37,700	222,053
Incyte Corp., Ltd.†	36,500	647,145
Inovio Biomedical Corp.†	81,600	62,971
Maxygen, Inc.	18,100	95,206
Medicines Co.†	12,200	233,142
Oncothyreon, Inc.†	21,500	139,105
Regeneron Pharmaceuticals, Inc.†	12,600	756,252
Sangamo Biosciences, Inc.†	16,900	119,990
Seattle Genetics, Inc.†#	6,700	129,779
SuperGen, Inc.†	59,400	194,832
Vertex Pharmaceuticals, Inc.†	4,511	243,549
Vical, Inc.†	60,285	231,494

		7,800,129

Medical - Drugs — 2.1%
Array Biopharma, Inc.†	32,900	87,843
BioSpecifics Technologies Corp.†	5,200	125,112
Cephalon, Inc.†	1,700	135,473
Cumberland Pharmaceuticals, Inc.†	12,800	65,792
Cytori Therapeutics, Inc.†	17,000	97,240
Endo Pharmaceuticals Holdings, Inc.†	63,563	2,646,128
Idenix Pharmaceuticals, Inc.†	16,800	79,800
Myriad Pharmaceuticals, Inc.†	28,100	117,739
Pharmasset, Inc.†	6,600	674,520
Pozen, Inc.†	15,600	80,340
Rigel Pharmaceuticals, Inc.†	9,900	82,170
Sciclone Pharmaceuticals, Inc.†	33,600	195,888
Targacept, Inc.†	1,300	29,250
Vanda Pharmaceuticals, Inc.†	16,600	123,836
Viropharma, Inc.†	137,350	2,657,722
XenoPort, Inc.†	7,800	60,450
Zalicus, Inc.†	101,600	268,224

		7,527,527

Medical - HMO — 1.3%
AMERIGROUP Corp.†	15,300	1,084,923
Centene Corp.†	19,000	661,200
Healthspring, Inc.†#	59,757	2,620,344
Metropolitan Health Networks, Inc.†	27,500	133,925

		4,500,392

Medical - Hospitals — 1.2%
Health Management Associates, Inc., Class A†	47,100	536,940
LifePoint Hospitals, Inc.†	10,000	420,000
MedCath Corp.†	12,900	174,924
Universal Health Services, Inc., Class B	55,535	3,026,102

		4,157,966

Medical - Outpatient/Home Medical — 0.5%
Allied Healthcare International, Inc.†	54,600	141,960
Amsurg Corp.†	11,171	289,441
Gentiva Health Services, Inc.†	55,677	1,362,973

		1,794,374

Metal Processors & Fabrication — 0.4%
Dynamic Materials Corp.	8,100	182,412
Haynes International, Inc.	7,500	422,025
RBC Bearings, Inc.†	11,900	476,000
Sun Hydraulics Corp.#	5,600	271,208

		1,351,645

Security Description	Shares	Value (Note 2)

Mining — 0.0%
Vista Gold Corp.†	24,300	$69,741

Miscellaneous Manufacturing — 0.6%
Aptargroup, Inc.	37,983	2,028,292
John Bean Technologies Corp.	13,100	257,284

		2,285,576

Multimedia — 0.2%
FactSet Research Systems, Inc.	3,000	332,580
Media General, Inc., Class A†	13,200	64,812
Meredith Corp.#	12,400	391,964

		789,356

Networking Products — 0.1%
BigBand Networks, Inc.†	50,300	105,630
Ixia†	18,800	295,912
Meru Networks, Inc.†#	5,000	89,550

		491,092

Non - Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.#	79,164	2,488,916

Office Furnishings - Original — 0.1%
Knoll, Inc.	10,000	191,900

Office Supplies & Forms — 0.0%
Standard Register Co.	18,500	62,715

Oil & Gas Drilling — 0.7%
Patterson - UTI Energy, Inc.	76,883	2,408,744

Oil Companies - Exploration & Production — 2.9%
Bill Barrett Corp.†	19,000	846,830
Callon Petroleum Co.†	13,100	93,403
CAMAC Energy, Inc.†	28,200	40,044
Concho Resources, Inc.†	5,700	539,277
Contango Oil & Gas Co.†#	4,600	285,016
Crimson Exploration, Inc.†	33,200	126,160
Double Eagle Petroleum Co.†	11,000	79,640
Energen Corp.	24,900	1,550,523
Evolution Petroleum Corp.†	26,100	200,970
FieldPoint Petroleum Corp.†	41,900	138,270
Forest Oil Corp.†	71,091	2,125,621
FX Energy, Inc.†	14,800	128,612
GeoMet, Inc.†#	26,800	34,840
Goodrich Petroleum Corp.†#	14,800	302,660
Oasis Petroleum, Inc.†#	28,300	856,075
PostRock Energy Corp.†	24,600	151,536
RAM Energy Resources, Inc.†	63,200	101,120
SandRidge Energy, Inc.†#	187,140	2,118,425
Swift Energy Co.†	6,300	247,149
Triangle Petroleum Corp.†	16,200	112,104
Venoco, Inc.†#	9,800	144,060

		10,222,335

Oil Field Machinery & Equipment — 1.7%
Bolt Technology Corp.†	12,800	175,616
Complete Production Services, Inc.†	24,200	803,198
Dresser - Rand Group, Inc.†	43,770	2,301,427
Gulf Island Fabrication, Inc.	10,300	350,200
Lufkin Industries, Inc.#	25,903	2,349,661
Natural Gas Services Group, Inc.†	7,400	133,200

		6,113,302

Oil Refining & Marketing — 0.8%
Frontier Oil Corp.	96,483	2,880,982

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services — 1.3%
Key Energy Services, Inc.†	13,900	$245,752
Oceaneering International, Inc.	27,323	2,226,825
Superior Energy Services, Inc.†	58,732	2,200,688
Union Drilling, Inc.†#	6,500	67,860

		4,741,125

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	5,400	161,190

Paper & Related Products — 0.5%
Mercer International, Inc.†	8,278	113,657
Neenah Paper, Inc.	1,500	34,785
Schweitzer - Mauduit International, Inc.	34,354	1,809,769

		1,958,211

Patient Monitoring Equipment — 0.0%
Masimo Corp.	1,000	30,720

Pharmacy Services — 0.2%
Catalyst Health Solutions, Inc.†	8,300	506,549
SXC Health Solutions Corp.†	3,000	176,820

		683,369

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	6,500	167,310

Physicians Practice Management — 0.0%
Healthways, Inc.†	5,700	92,397

Power Converter/Supply Equipment — 0.6%
Advanced Energy Industries, Inc.†	122,008	1,811,819
Power - One, Inc.†#	17,300	145,147
PowerSecure International, Inc.†	12,700	104,013

		2,060,979

Printing - Commercial — 0.3%
American Reprographics Co.†	32,300	302,974
Consolidated Graphics, Inc.†	8,400	463,596
Multi - Color Corp.#	19,550	442,025

		1,208,595

Professional Sports — 0.1%
Madison Square Garden, Inc.†	6,600	181,566

Publishing - Books — 0.1%
Courier Corp.	7,700	86,933
Scholastic Corp.	10,649	290,079

		377,012

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A Class A	11,721	84,977
Lee Enterprises, Inc.†	86,500	103,800

		188,777

Quarrying — 0.8%
Compass Minerals International, Inc.	29,356	2,729,227

Radio — 0.1%
Cumulus Media, Inc., Class A†	48,400	192,632

Real Estate Investment Trusts — 3.6%
Acadia Realty Trust#	8,200	169,330
Alexandria Real Estate Equities, Inc.	21,063	1,738,540
CBL & Associates Properties, Inc.	31,400	604,136
Chesapeake Lodging Trust	9,700	172,660
Colony Financial, Inc.	6,900	127,305
Cousins Properties, Inc.	22,635	198,509
DiamondRock Hospitality Co.	55,008	632,592
Digital Realty Trust, Inc.#	31,000	1,933,470

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
EastGroup Properties, Inc.#	11,800	$553,538
Equity One, Inc.#	16,700	327,487
Essex Property Trust, Inc.	1,600	220,176
First Potomac Realty Trust	12,800	214,784
Kilroy Realty Corp.	8,500	352,495
LaSalle Hotel Properties	100,440	2,810,311
Parkway Properties, Inc.	9,300	170,748
Pebblebrook Hotel Trust	5,300	115,222
SL Green Realty Corp.	2,000	180,020
Starwood Property Trust, Inc.	10,000	217,400
Tanger Factory Outlet Centers	82,300	2,259,958

		12,998,681

Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.	24,794	2,408,737

Real Estate Operations & Development — 0.0%
Consolidated - Tomoka Land Co.	3,100	93,775

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	10,000	143,500

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	96,642
H&E Equipment Services, Inc.†#	22,100	320,671

		417,313

Resort/Theme Parks — 0.0%
Great Wolf Resorts, Inc.†	51,200	152,576

Retail - Apparel/Shoe — 2.7%
American Eagle Outfitters, Inc.	11,300	149,838
ANN, Inc.†	29,550	831,832
Casual Male Retail Group, Inc.†	39,600	172,260
Christopher & Banks Corp.	13,200	79,068
Express, Inc.	14,100	297,792
Finish Line, Inc., Class A#	111,221	2,564,756
Genesco, Inc.†#	56,433	2,538,921
HOT Topic, Inc.	26,600	207,214
Phillips - Van Heusen Corp.	34,874	2,300,638
Rue21, Inc.†#	8,700	294,408
Syms Corp.†	15,400	145,068
Vera Bradley, Inc.†	1,500	74,145

		9,655,940

Retail - Appliances — 0.1%
hhgregg, Inc.†#	13,700	211,939

Retail - Automobile — 0.6%
Penske Automotive Group, Inc.#	102,111	2,119,824

Retail - Convenience Store — 0.1%
Pantry, Inc.†	13,100	241,957
Susser Holdings Corp.†	11,600	166,344

		408,301

Retail - Discount — 0.1%
HSN, Inc.†#	12,200	429,562

Retail - Home Furnishings — 0.1%
Kirkland’s, Inc.†	9,700	126,682
Pier 1 Imports, Inc.†	17,500	208,600

		335,282

Retail - Jewelry — 0.1%
Zale Corp.†	37,900	237,254

Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	29,400	244,608

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Misc./Diversified — 0.1%
Gaiam, Inc. Class A	17,400	$89,436
Winmark Corp.	4,000	151,040

		240,476

Retail - Regional Department Stores — 0.8%
Dillard’s, Inc., Class A#	51,250	2,879,737

Retail - Restaurants — 3.9%
BJ’s Restaurants, Inc.†#	11,100	568,653
Bravo Brio Restaurant Group, Inc.†	3,500	77,700
Brinker International, Inc.	111,225	2,867,380
Caribou Coffee Co., Inc.†	21,600	229,608
Cheesecake Factory, Inc.†#	14,900	473,373
DineEquity, Inc.†#	44,272	2,380,063
Famous Dave’s of America, Inc.†	16,700	166,332
Jack in the Box, Inc.†	17,700	393,117
Jamba, Inc.†	2,600	5,980
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,600	115,290
Panera Bread Co., Class A†	5,600	700,168
Papa John’s International, Inc.†	44,254	1,466,135
PF Chang’s China Bistro, Inc.#	41,179	1,663,220
Red Robin Gourmet Burgers, Inc.†#	6,200	227,540
Sonic Corp.†#	17,462	200,638
Texas Roadhouse, Inc.#	132,969	2,291,056

		13,826,253

Retail - Sporting Goods — 0.3%
Hibbett Sports, Inc.†#	10,800	449,712
Zumiez, Inc.†	17,800	540,764

		990,476

Retirement/Aged Care — 0.1%
Five Star Quality Care, Inc.†	24,000	185,280

Savings & Loans/Thrifts — 0.4%
Bank Mutual Corp.	26,600	108,528
Capitol Federal Financial, Inc.	22,640	270,548
Clifton Savings Bancorp, Inc.	14,000	153,720
First Financial Holdings, Inc.	13,400	134,000
Louisiana Bancorp, Inc.†	6,700	102,644
OceanFirst Financial Corp.	11,600	157,760
Pacific Premier Bancorp, Inc.†	12,600	86,184
Territorial Bancorp, Inc.	6,600	133,320
United Community Financial Corp.†	92,900	114,267
United Financial Bancorp, Inc.	10,087	161,291

		1,422,262

Seismic Data Collection — 0.1%
ION Geophysical Corp.†	17,100	172,539
T.G.C. Industries, Inc.†	18,200	120,120

		292,659

Semiconductor Components - Integrated Circuits — 0.1%
Emulex Corp.†	16,900	157,170
TriQuint Semiconductor, Inc.†	13,100	169,645

		326,815

Semiconductor Equipment — 0.8%
Amtech Systems, Inc.†	6,100	133,468
FSI International, Inc.†	34,200	150,822
Mattson Technology, Inc.†	34,500	58,650
Rudolph Technologies, Inc.†	9,800	114,954
Veeco Instruments, Inc.†#	41,806	2,407,608

		2,865,502

Security Description	Shares	Value (Note 2)

Steel Pipe & Tube — 0.8%
Valmont Industries, Inc.#	28,080	$2,814,178

Steel - Producers — 0.2%
AK Steel Holding Corp.	21,200	324,360
Schnitzer Steel Industries, Inc., Class A	8,700	514,170

		838,530

Telecom Equipment - Fiber Optics — 0.8%
Finisar Corp.†	11,374	273,203
JDS Uniphase Corp.†	111,792	2,257,081
KVH Industries, Inc.†	14,357	169,987

		2,700,271

Telecom Services — 0.3%
FiberTower Corp.†	27,000	49,950
Knology, Inc.†	15,700	245,077
Premiere Global Services, Inc.†	21,900	184,398
tw telecom, Inc.†	19,700	427,490
UniTek Global Services, Inc.†	10,000	88,700

		995,615

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	4,400	188,584
Preformed Line Products Co.	2,900	207,524
ShoreTel, Inc.†	11,400	125,400
Sonus Networks, Inc.†	19,500	63,180
Westell Technologies, Inc. Class A†	41,700	143,031
ZST Digital Networks, Inc.†	19,800	59,796

		787,515

Telephone - Integrated — 0.4%
Alaska Communications Systems Group, Inc.#	150,433	1,356,906
Warwick Valley Telephone Co.	8,100	118,098

		1,475,004

Textile - Apparel — 0.1%
Cherokee, Inc.	6,400	122,368
Unifi, Inc.†	6,000	83,400

		205,768

Therapeutics — 1.0%
AVANIR Pharmaceuticals Inc., Class A†#	49,100	221,441
AVI BioPharma, Inc.†	45,900	73,899
BioMarin Pharmaceutical, Inc.†#	6,900	194,787
Cyclacel Pharmaceuticals, Inc.†	51,600	82,560
Onyx Pharmaceuticals, Inc.†	2,800	118,860
Questcor Pharmaceuticals, Inc.†	113,217	2,611,916
Spectrum Pharmaceuticals, Inc.†	15,100	143,752
Theravance, Inc.†	3,300	86,229

		3,533,444

Transactional Software — 0.1%
Bottomline Technologies, Inc.†	10,400	270,400

Transport - Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†#	5,000	130,300

Transport - Rail — 0.1%
RailAmerica, Inc.†	27,600	433,596

Transport - Services — 0.8%
UTi Worldwide, Inc.#	126,619	2,814,740

Transport - Truck — 1.7%
Celadon Group, Inc.†	13,600	190,400
Covenant Transport, Inc. Class A†	14,200	130,214
Heartland Express, Inc.#	1,465	24,348
Knight Transportation, Inc.	32,175	550,193

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport - Truck (continued)
Landstar System, Inc.	48,220	$2,281,771
Old Dominion Freight Line, Inc.†#	74,207	2,770,147
USA Truck, Inc.†	7,900	93,378

		6,040,451

Travel Services — 0.0%
Ambassadors Group, Inc.	11,800	112,336

Virtual Reality Products — 0.1%
RealD, Inc.†#	8,700	237,510

Vitamins & Nutrition Products — 0.9%
GNC Holdings, Inc., Class A†	144,477	2,937,217
Nutraceutical International Corp.†	8,200	128,412
Omega Protein Corp.†	9,000	116,730
Schiff Nutrition International, Inc.	14,100	136,629
Tiens Biotech Group USA, Inc.†	43,100	56,892

		3,375,880

Web Hosting/Design — 0.0%
Web.Com Group, Inc.†	12,600	150,318

Wire & Cable Products — 0.8%
Belden, Inc.	67,706	2,433,354
Coleman Cable, Inc.†	100	1,417
General Cable Corp.†#	12,700	530,225

		2,964,996

Wireless Equipment — 0.2%
Aruba Networks, Inc.†	5,600	159,152
EMS Technologies, Inc.†	8,400	219,156
Globecomm Systems, Inc.†	14,300	209,638
SBA Communications Corp., Class A†	4,800	188,592

		776,538

Total Common Stock
(cost $260,504,806)		352,212,454

CONVERTIBLE PREFERRED STOCK — 0.0%
Electric - Distribution — 0.0%
Silver Spring Networks Series E 8%†(1)(3)(4)	11,300	67,800

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. 8%(8)(9)	2,902	35,695

Total Convertible Preferred Stock
(cost $140,132)		103,495

PREFERRED STOCK — 0.1%
Banks - Commercial — 0.0%
Synovus Financial Corp. 8.25%	8,100	181,035

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd. 8.50%†#(2)	3,000	200,556

Total Preferred Stock
(cost $358,100)		381,591

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp.# 4.00% due 06/01/15 (cost $36,000)	$36,000	70,425

Total Long-Term Investment Securities
(cost $261,039,038)		352,767,965

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 16.2%
Collective Investment Pool — 14.9%
Securities Lending Quality Trust(5)(6)	53,348,073	$53,271,184

Registered Investment Companies — 0.5%
T.Rowe Price Reserve Investment Fund	1,684,013	1,684,013

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$2,615,000	2,615,000

Total Short-Term Investment Securities
(cost $57,647,086)		57,570,197

TOTAL INVESTMENTS
(cost $318,686,124)(7)	114.8%	410,338,162
Liabilities in excess of other assets	(14.8)	(52,767,482)

NET ASSETS —	100.0%	$357,570,680

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2011, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Springs Networks, Inc Series E (Preferred Stock)	12/11/2009	11,300	$113,000	$67,800	$6.00	0.02%

(4)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $216,099 representing 0.1% of net assets.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	At May 31, 2011, the Fund had loaned securities with a total value of $52,935,156. This was secured by collateral of $53,348,073, which was received in cash and subsequently invested in short-term investments currently valued at $53,271,184 as reported in the portfolio of investments. The remaining collateral with a value of $237,020 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.80% to 1.00%	11/28/11 to 12/01/11
Federal Home Loan Mortgage Corp.	1.00%	01/10/11
United States Treasury Bills	zero coupon	06/23/11
United States Treasury Notes/Bonds	.75% to 3.63%	11/30/11-12/15/21

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(7)	See Note 5 for cost of investments on a tax basis
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflected is as of May 31, 2011.
(9)	Income may be received in cash or additional shares at the discretion of the issuer.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$352,064,155	$—	$148,299	$352,212,454
Convertible Preferred Stock	35,695	—	67,800	103,495
Preferred Stock	181,035	200,556	—	381,591
Convertible Bonds & Notes	—	70,425	—	70,425
Short-Term Investment Securities:
Collective Investment Pool	—	53,271,184	—	53,271,184
Registered Investment Companies	—	1,684,013	—	1,684,013
Time Deposits	—	2,615,000	—	2,615,000

Total	$352,280,885	$57,841,178	$216,099	$410,338,162

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2010	$0	$82,490
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	(34,361)	(14,690)
Net purchases (sales)	182,660	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/2011	$148,299	$67,800

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock	Convertible Preferred Stock
$(34,361)	$(14,690)

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2011 — (Unaudited)

Industry Allocation*

Collective Investment Pool	13.0%
Real Estate Investment Trusts	7.9
Banks — Commercial	5.1
Oil Companies — Exploration & Production	3.0
Repurchase Agreements	2.4
Medical — Biomedical/Gene	2.1
Medical — Drugs	1.7
Electronic Components — Semiconductors	1.6
Electric — Integrated	1.6
Retail — Apparel/Shoe	1.6
Diversified Manufacturing Operations	1.5
Enterprise Software/Service	1.5
Retail — Restaurants	1.4
Medical Products	1.3
Chemicals — Specialty	1.3
Insurance — Property/Casualty	1.1
Oil — Field Services	1.1
Gas — Distribution	1.1
Computers — Integrated Systems	1.1
Medical Instruments	1.1
Commercial Services	1.0
Medical — HMO	1.0
Semiconductor Equipment	1.0
Investment Companies	1.0
Footwear & Related Apparel	1.0
Distribution/Wholesale	1.0
Savings & Loans/Thrifts	0.9
Aerospace/Defense — Equipment	0.8
Chemicals — Diversified	0.8
Auto/Truck Parts & Equipment — Original	0.8
Finance — Investment Banker/Broker	0.8
Networking Products	0.8
Semiconductor Components — Integrated Circuits	0.8
Machinery — General Industrial	0.8
Rental Auto/Equipment	0.8
Apparel Manufacturers	0.8
Human Resources	0.7
Food — Misc.	0.7
Computer Services	0.7
Therapeutics	0.7
Telecommunication Equipment	0.7
Wireless Equipment	0.7
Metal Processors & Fabrication	0.7
Oil Field Machinery & Equipment	0.7
Transport — Truck	0.6
Airlines	0.6
Transport — Marine	0.6
Telecom Services	0.6
Insurance — Reinsurance	0.6
Electronic Components — Misc.	0.6
Transactional Software	0.5
Consulting Services	0.5
Commercial Services — Finance	0.5
Industrial Automated/Robotic	0.5
Lasers — System/Components	0.5
Telecom Equipment — Fiber Optics	0.5
Aerospace/Defense	0.5
Insurance — Life/Health	0.5
Applications Software	0.5
Paper & Related Products	0.4
Data Processing/Management	0.4
E-Services/Consulting	0.4
Internet Infrastructure Software	0.4
Building & Construction Products — Misc.	0.4
Coal	0.4
Office Furnishings — Original	0.4
Non-Ferrous Metals	0.4
Consumer Products — Misc.	0.4
Web Hosting/Design	0.4

E-Marketing/Info	0.4
Finance — Consumer Loans	0.4
Gold Mining	0.4
Medical Information Systems	0.3
Schools	0.3
Retail — Pawn Shops	0.3
Medical — Outpatient/Home Medical	0.3
Food — Wholesale/Distribution	0.3
Printing — Commercial	0.3
Containers — Paper/Plastic	0.3
Retail — Automobile	0.3
Internet Application Software	0.3
Electric Products — Misc.	0.3
Food — Retail	0.3
Diagnostic Equipment	0.3
Filtration/Separation Products	0.3
Advanced Materials	0.3
Physical Therapy/Rehabilitation Centers	0.3
Transport — Services	0.3
Building & Construction — Misc.	0.3
Computer Aided Design	0.3
E-Commerce/Products	0.3
Recreational Vehicles	0.3
Instruments — Controls	0.3
Drug Delivery Systems	0.3
Retail — Discount	0.3
Investment Management/Advisor Services	0.3
Water	0.3
Retail — Perfume & Cosmetics	0.3
Satellite Telecom	0.3
Dental Supplies & Equipment	0.2
Identification Systems	0.2
Engineering/R&D Services	0.2
Alternative Waste Technology	0.2
E-Commerce/Services	0.2
Hazardous Waste Disposal	0.2
Power Converter/Supply Equipment	0.2
Retail — Sporting Goods	0.2
Internet Connectivity Services	0.2
Medical — Generic Drugs	0.2
U.S. Government Treasuries	0.2
Home Furnishings	0.2
Pharmacy Services	0.2
Transport — Equipment & Leasing	0.2
Auction Houses/Art Dealers	0.2
Retail — Regional Department Stores	0.2
Computers — Memory Devices	0.2
Hotels/Motels	0.2
Computer Software	0.2
Electronic Measurement Instruments	0.2
Telephone — Integrated	0.2
Building — Residential/Commercial	0.2
Tobacco	0.2
Patient Monitoring Equipment	0.2
Transport — Rail	0.2
Medical — Nursing Homes	0.2
Chemicals — Plastics	0.2
Financial Guarantee Insurance	0.2
Oil & Gas Drilling	0.2
Oil Refining & Marketing	0.2
Retail — Petroleum Products	0.2
Wire & Cable Products	0.2
Building — Maintance & Services	0.2
Audio/Video Products	0.2
Containers — Metal/Glass	0.2
Intimate Apparel	0.2
Batteries/Battery Systems	0.2
Precious Metals	0.2
Circuit Boards	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Silver Mining	0.2%
Food — Canned	0.2
Theaters	0.2
Internet Security	0.2
Computers — Periphery Equipment	0.2
Computer Data Security	0.2
Medical Sterilization Products	0.2
Retail — Convenience Store	0.2
Seismic Data Collection	0.2
Leisure Products	0.2
Diversified Operations/Commercial Services	0.2
Transport — Air Freight	0.2
Metal — Aluminum	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Research & Development	0.2
Building — Heavy Construction	0.2
Electronic Design Automation	0.2
Multilevel Direct Selling	0.1
Energy — Alternate Sources	0.1
Broadcast Services/Program	0.1
Agricultural Operations	0.1
Resorts/Theme Parks	0.1
Finance — Other Services	0.1
Miscellaneous Manufacturing	0.1
Diagnostic Kits	0.1
Educational Software	0.1
Metal — Diversified	0.1
Lighting Products & Systems	0.1
Communications Software	0.1
Retail — Video Rentals	0.1
Retail — Home Furnishings	0.1
Internet Telephone	0.1
Physicians Practice Management	0.1
Retirement/Aged Care	0.1
Instruments — Scientific	0.1
Recreational Centers	0.1
Retail — Major Department Stores	0.1
Internet Content — Information/News	0.1
Private Corrections	0.1
Environmental Consulting & Engineering	0.1
Rubber — Tires	0.1
Disposable Medical Products	0.1
Entertainment Software	0.1
Television	0.1
Vitamins & Nutrition Products	0.1
Insurance — Multi-line	0.1
Casino Services	0.1
Linen Supply & Related Items	0.1
Diversified Minerals	0.1
Machinery — Material Handling	0.1
Web Portals/ISP	0.1
Real Estate Operations & Development	0.1
Cosmetics & Toiletries	0.1
Poultry	0.1
Steel Pipe & Tube	0.1
Motion Pictures & Services	0.1
Internet Incubators	0.1
Auto Repair Centers	0.1
Electronic Security Devices	0.1
Engines — Internal Combustion	0.1
Gambling (Non-Hotel)	0.1
Machinery — Electrical	0.1
Storage/Warehousing	0.1
Veterinary Diagnostics	0.1
Office Supplies & Forms	0.1
Machinery — Farming	0.1
Environmental Monitoring & Detection	0.1
Multimedia	0.1
Platinum	0.1

Casino Hotels	0.1
Health Care Cost Containment	0.1
Retail — Misc./Diversified	0.1
Diversified Operations	0.1
Photo Equipment & Supplies	0.1
Protection/Safety	0.1
Building Products — Cement	0.1
Publishing — Books	0.1
Retail — Hair Salons	0.1
Building Products — Air & Heating	0.1
Medical Imaging Systems	0.1
Retail — Bookstores	0.1
Decision Support Software	0.1
Medical — Hospitals	0.1
Retail — Auto Parts	0.1
Machinery — Construction & Mining	0.1
Building — Mobile Home/Manufactured Housing	0.1
Machinery — Pumps	0.1
Food — Confectionery	0.1
Brewery	0.1
Travel Services	0.1
Retail — Office Supplies	0.1
Toys	0.1
Textile — Apparel	0.1
Racetracks	0.1
Publishing — Newspapers	0.1
Heart Monitors	0.1
Water Treatment Systems	0.1
Coffee	0.1
Auto — Truck Trailers	0.1
Medical Labs & Testing Services	0.1
Metal Products — Distribution	0.1

113.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.6%
Advanced Materials — 0.3%
Ceradyne, Inc.†	18,961	$848,694
Hexcel Corp.†	72,338	1,495,227
Metabolix, Inc.†	24,686	218,224
STR Holdings, Inc.†	21,147	334,334

		2,896,479

Advertising Services — 0.0%
Marchex, Inc., Class B	15,207	118,463

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	12,331	372,273
Cubic Corp.	11,739	601,506
Esterline Technologies Corp.†	22,237	1,681,562
Kratos Defense & Security Solutions, Inc.†#	17,091	207,485
National Presto Industries, Inc.#	3,575	374,839
Teledyne Technologies, Inc.†	27,006	1,325,994

		4,563,659

Aerospace/Defense - Equipment — 0.8%
AAR Corp.#	29,093	767,764
Astronics Corp.†	6,968	186,812
Curtiss - Wright Corp.	34,190	1,166,221
Ducommun, Inc.#	7,811	153,330
GenCorp, Inc.†#	43,612	273,884
HEICO Corp.#	27,346	1,503,483
Kaman Corp.#	19,327	697,318
LMI Aerospace, Inc.†	6,580	140,417
Moog, Inc., Class A†	33,821	1,388,352
Orbital Sciences Corp.†	42,954	807,965
Triumph Group, Inc.	12,440	1,163,389

		8,248,935

Agricultural Biotech — 0.0%
PURE Bioscience, Inc.†#	27,612	32,306

Agricultural Operations — 0.1%
Alico, Inc.	2,661	66,312
Andersons, Inc.#	13,717	594,358
Cadiz, Inc.†#	9,065	95,273
Griffin Land & Nurseries, Inc.#	1,780	48,968
Limoneira Co.	6,050	122,815
MGP Ingredients, Inc.#	8,739	71,048
Tejon Ranch Co.†	9,765	359,840

		1,358,614

Airlines — 0.6%
Alaska Air Group, Inc.†	26,665	1,800,954
Allegiant Travel Co.†	11,329	516,716
Hawaiian Holdings, Inc.†	38,590	213,789
JetBlue Airways Corp.†#	181,886	1,104,048
Pinnacle Airlines Corp.†#	13,846	67,430
Republic Airways Holdings, Inc.†	35,913	175,255
Skywest, Inc.	39,427	608,359
US Airways Group, Inc.†	120,233	1,094,120

		5,580,671

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†#	41,876	722,361
Darling International, Inc.†	79,587	1,524,091
Rentech, Inc.†	160,762	167,193

		2,413,645

Apparel Manufacturers — 0.8%
American Apparel, Inc.†#	29,603	31,083
Carter’s, Inc.†#	44,287	1,403,898
Columbia Sportswear Co.	8,511	558,321
Delta Apparel, Inc.†#	4,457	74,120

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
G - III Apparel Group, Ltd.†#	11,490	$493,151
Joe’s Jeans, Inc.†#	31,648	26,350
Jones Group, Inc.	64,958	798,334
Maidenform Brands, Inc.†	17,083	514,711
Oxford Industries, Inc.#	10,326	391,871
Quiksilver, Inc.†	96,609	450,198
True Religion Apparel, Inc.†	18,943	556,735
Under Armour, Inc., Class A†	26,228	1,709,541
Volcom, Inc.	14,391	352,148

		7,360,461

Applications Software — 0.5%
Actuate Corp.†	33,806	183,905
Deltek, Inc.†	14,716	109,634
Ebix, Inc.†	22,549	446,470
EPIQ Systems, Inc.#	24,409	365,159
NetSuite, Inc.†	13,643	514,887
PDF Solutions, Inc.†	16,840	106,260
Progress Software Corp.†	50,022	1,354,096
Quest Software, Inc.†	44,686	1,014,149
RealPage, Inc.†#	11,370	334,846

		4,429,406

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†#	19,528	215,394

Auction House/Art Dealers — 0.2%
Sotheby’s#	49,972	2,126,808

Audio/Video Products — 0.2%
Audiovox Corp., Class A†	12,914	98,275
DTS, Inc.†	12,964	597,381
TiVo, Inc.†#	86,084	890,109
Universal Electronics, Inc.†	10,180	259,488

		1,845,253

Auto Repair Centers — 0.1%
Midas, Inc.†#	10,621	74,985
Monro Muffler Brake, Inc.#	22,195	718,008

		792,993

Auto - Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	52,390	253,568

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	50,923	492,425

Auto/Truck Parts & Equipment - Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	44,736	517,148
Amerigon, Inc.†#	16,109	267,893
Dana Holding Corp.†	104,351	1,890,840
Fuel Systems Solutions, Inc.†#	12,030	300,028
Meritor, Inc.†	70,132	1,157,879
Miller Industries, Inc.	7,539	129,671
Modine Manufacturing Co.†	34,489	547,685
Spartan Motors, Inc.#	24,519	117,446
Superior Industries International, Inc.	17,237	377,663
Tenneco, Inc.†	44,531	1,859,169
Titan International, Inc.	31,308	860,657
Tower International, Inc.†	4,945	85,450

		8,111,529

Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	18,255	282,587
Dorman Products, Inc.†#	8,442	319,614
Douglas Dynamics, Inc.	8,022	124,261
Exide Technologies†	56,350	555,611

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Standard Motor Products, Inc.	14,622	$220,792

		1,502,865

B2B/E - Commerce — 0.0%
ePlus, Inc.†#	2,853	74,977
Global Sources, Ltd.†	12,988	150,271
SPS Commerce, Inc.†	3,513	58,667

		283,915

Banks - Commercial — 5.1%
1st Source Corp.	11,388	239,376
1st United Bancorp, Inc.†	19,644	122,382
Alliance Financial Corp.	3,476	100,491
American National Bankshares, Inc.	4,565	91,985
Ameris Bancorp†	17,614	164,162
Ames National Corp.#	6,076	105,176
Arrow Financial Corp.#	7,249	177,890
Bancfirst Corp.#	5,228	208,963
Banco Latinoamericano de Comercio Exterior SA, Class E	20,542	370,989
Bancorp Rhode Island, Inc.	2,751	119,283
Bancorp, Inc.†	21,307	215,840
Bank of Marin Bancorp	3,916	143,091
Bank of the Ozarks, Inc.	9,741	473,510
Bridge Bancorp, Inc.	4,691	102,827
Bryn Mawr Bank Corp.	7,209	151,317
Camden National Corp.#	5,708	187,108
Capital City Bank Group, Inc.#	8,853	95,347
Cardinal Financial Corp.	21,415	237,064
Cass Information Systems, Inc.	6,267	249,740
Cathay General Bancorp Class B	58,532	954,072
Center Financial Corp.†	26,471	173,120
Centerstate Banks, Inc.	19,137	134,150
Century Bancorp, Inc., Class A Class A#	2,527	64,994
Chemical Financial Corp.#	18,202	358,215
Citizens & Northern Corp.	9,036	128,582
Citizens Republic Bancorp, Inc.†	294,019	255,120
City Holding Co.#	11,766	379,689
CNB Financial Corp.#	9,077	125,989
CoBiz Financial, Inc.#	24,066	154,504
Columbia Banking System, Inc.#	29,285	526,837
Community Bank System, Inc.#	26,075	653,961
Community Trust Bancorp, Inc.#	10,194	280,131
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.#	66,962	600,649
Eagle Bancorp, Inc.†	12,251	155,220
Encore Bancshares, Inc†#	5,983	71,736
Enterprise Financial Services Corp.	12,921	181,669
Financial Institutions, Inc.	10,283	167,921
First BanCorp†#	15,882	80,363
First Bancorp#	11,157	133,215
First Bancorp, Inc.#	6,513	94,113
First Busey Corp.	50,872	258,938
First Commonwealth Financial Corp.#	78,119	456,996
First Community Bancshares, Inc.#	11,759	170,976
First Financial Bancorp	43,128	690,048
First Financial Bankshares, Inc.#	15,542	821,550
First Financial Corp.	8,270	268,279
First Interstate BancSystem, Inc.	9,248	131,322
First Merchants Corp.	19,027	160,778
First Midwest Bancorp, Inc.	55,204	675,697
First of Long Island Corp.	5,177	139,468
First South Bancorp, Inc.#	6,159	25,868
FirstMerit Corp.	80,339	1,308,722
FNB Corp.#	89,903	948,477
German American Bancorp, Inc.	9,359	164,438

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Glacier Bancorp, Inc.#	53,612	$762,363
Great Southern Bancorp, Inc.	7,549	139,355
Green Bankshares, Inc.†#	8,812	23,704
Hancock Holding Co.#	26,101	843,323
Hanmi Financial Corp.†	76,313	91,576
Heartland Financial USA, Inc.	9,744	139,437
Heritage Financial Corp.	10,284	139,245
Home Bancshares, Inc.#	16,370	392,553
Hudson Valley Holding Corp.#	9,765	213,756
IBERIABANK Corp.#	19,945	1,171,769
Independent Bank Corp.#	15,790	468,016
International Bancshares Corp.	39,551	675,136
Lakeland Bancorp, Inc.#	16,085	166,641
Lakeland Financial Corp.#	12,009	268,401
MainSource Financial Group, Inc.#	15,012	115,592
MB Financial, Inc.#	39,475	784,368
Merchants Bancshares, Inc.#	3,570	90,357
Metro Bancorp, Inc.†	10,070	113,489
MidSouth Bancorp, Inc.	5,582	78,204
MidWestOne Financial Group, Inc.#	5,143	70,613
Nara Bancorp., Inc.†#	28,297	240,242
National Bankshares, Inc.	5,169	129,897
National Penn Bancshares, Inc.	93,948	709,307
NBT Bancorp, Inc.	25,690	564,923
Old National Bancorp	69,773	753,548
OmniAmerican Bancorp, Inc.†	8,874	127,164
Oriental Financial Group, Inc.	34,529	426,088
Orrstown Financial Services, Inc.	5,003	130,678
Pacific Continental Corp.	13,713	127,120
PacWest Bancorp.#	22,899	483,169
Park National Corp.#	9,308	627,638
Peapack Gladstone Financial Corp.	6,547	84,129
Penns Woods Bancorp, Inc.	2,859	101,237
Peoples Bancorp, Inc.#	7,838	97,661
Pinnacle Financial Partners, Inc.†#	24,869	385,718
Porter Bancorp, Inc.	2,958	17,689
PrivateBancorp, Inc.#	38,771	634,681
Prosperity Bancshares, Inc.#	34,754	1,520,488
Renasant Corp.#	18,668	279,460
Republic Bancorp, Inc., Class A	7,294	149,235
S&T Bancorp, Inc.#	18,454	343,798
S.Y. Bancorp, Inc.	8,828	216,816
Sandy Spring Bancorp, Inc.	17,881	336,699
SCBT Financial Corp.#	10,407	324,490
Sierra Bancorp	8,512	93,972
Signature Bank†	30,487	1,735,320
Simmons First National Corp., Class A#	12,812	334,906
Southside Bancshares, Inc.#	12,363	249,235
Southwest Bancorp, Inc.†#	14,452	181,084
State Bancorp, Inc.	12,393	161,109
StellarOne Corp.#	17,026	208,398
Sterling Bancorp	23,011	219,525
Sterling Bancshares, Inc.	68,350	580,292
Suffolk Bancorp#	7,196	110,459
Susquehanna Bancshares, Inc.#	96,651	842,797
SVB Financial Group†	31,117	1,847,727
Taylor Capital Group, Inc.†#	7,885	75,696
Texas Capital Bancshares, Inc.†#	27,236	681,717
Tompkins Financial Corp.#	5,894	228,393
Tower Bancorp, Inc.	7,116	149,080
Towne Bank#	17,516	242,597
TriCo Bancshares#	10,404	154,707
Trustco Bank Corp.	57,309	339,269
Trustmark Corp.#	47,615	1,135,142
UMB Financial Corp.#	23,650	1,008,673

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Umpqua Holdings Corp.	85,369	$1,022,721
Union First Market Bankshares Corp.	13,298	168,087
United Bankshares, Inc.	28,938	701,747
United Community Banks, Inc.†#	64,919	142,173
Univest Corp. of Pennsylvania#	12,368	210,627
Virginia Commerce Bancorp, Inc.†	16,027	93,277
Washington Banking Co.	11,408	151,384
Washington Trust Bancorp, Inc.#	10,522	246,636
Webster Financial Corp.	52,819	1,101,804
WesBanco, Inc.	17,192	340,574
West Bancorporation, Inc.#	11,625	90,210
West Coast Bancorp†	13,974	243,986
Westamerica Bancorporation#	21,861	1,099,608
Western Alliance Bancorp†	48,836	359,921
Whitney Holding Corp.	71,915	965,818
Wilshire Bancorp, Inc.†	32,442	101,543
Wintrust Financial Corp.	25,620	831,881

		49,464,216

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.#	55,786	368,188

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	7,979	108,514

Batteries/Battery Systems — 0.2%
A123 Systems, Inc.†#	65,334	401,804
Advanced Battery Technologies, Inc.†#	49,041	73,561
Ener1, Inc.†#	47,964	59,955
EnerSys†	35,986	1,288,299

		1,823,619

Beverages - Non-alcoholic — 0.0%
Coca - Cola Bottling Co. Consolidated	3,136	211,649
National Beverage Corp.#	8,290	117,303
Primo Water Corp.†	7,144	101,088

		430,040

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	6,443	539,988

Broadcast Services/Program — 0.1%
CKX, Inc.†	41,420	226,567
Crown Media Holdings, Inc., Class A†#	18,692	38,132
DG FastChannel, Inc.†#	18,674	660,686
Fisher Communications, Inc.†#	4,858	144,768
Nexstar Broadcasting Group, Inc. Class A†	7,969	54,986
Outdoor Channel Holdings, Inc.†	8,761	53,442
World Wrestling Entertainment, Inc., Class A#	17,974	186,930

		1,365,511

Building & Construction Products - Misc. — 0.4%
Broadwind Energy, Inc.†#	69,004	120,067
Builders FirstSource, Inc.†#	33,808	81,815
Drew Industries, Inc.#	14,194	374,722
Gibraltar Industries, Inc.†#	22,558	294,607
Interline Brands, Inc.†	24,588	454,140
Louisiana - Pacific Corp.†#	94,536	792,212
NCI Building Systems, Inc.†#	14,587	158,415
Quanex Building Products Corp.	28,223	559,944
Simpson Manufacturing Co., Inc.	29,346	822,275
Trex Co., Inc.†#	11,523	352,143

		4,010,340

Building & Construction - Misc. — 0.3%
Dycom Industries, Inc.†	26,191	447,604
Insituform Technologies, Inc., Class A†#	29,252	754,994

Security Description	Shares	Value (Note 2)

Building & Construction - Misc. (continued)
Layne Christensen Co.†	14,582	$431,190
MasTec, Inc.†	39,514	831,770
MYR Group, Inc.†	14,826	334,326

		2,799,884

Building Products - Air & Heating — 0.1%
AAON, Inc.#	9,215	310,545
American DG Energy, Inc.†	14,024	22,859
Comfort Systems USA, Inc.	28,342	293,907

		627,311

Building Products - Cement — 0.1%
Texas Industries, Inc.#	15,506	649,546

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	20,933	277,153
PGT, Inc.†#	14,317	34,218

		311,371

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.#	14,109	106,100

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	14,434	421,906

Building - Heavy Construction — 0.2%
Granite Construction, Inc.#	26,006	714,905
Orion Marine Group, Inc.†#	20,034	213,162
Sterling Construction Co., Inc.†#	12,001	159,853
Tutor Perini Corp.	19,892	403,808

		1,491,728

Building - Maintance & Services — 0.2%
ABM Industries, Inc.#	38,705	881,700
Rollins, Inc.	47,988	965,518

		1,847,218

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	4,877	210,491
Skyline Corp.#	5,110	93,258
Winnebago Industries, Inc.†#	21,685	248,293

		552,042

Building - Residential/Commercial — 0.2%
Beazer Homes USA, Inc.†#	55,681	234,417
Hovnanian Enterprises, Inc., Class A†#	45,876	121,112
M/I Homes, Inc.†	13,809	173,579
Meritage Homes Corp.†#	23,917	597,925
Ryland Group, Inc.#	32,842	600,352
Standard Pacific Corp.†#	79,701	316,413

		2,043,798

Cable/Satellite TV — 0.0%
LodgeNet Interactive Corp.†#	18,676	67,981

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	10,977	246,543
Boyd Gaming Corp.†#	40,204	379,526
Monarch Casino & Resort, Inc.†	6,587	61,391

		687,460

Casino Services — 0.1%
Multimedia Games, Inc.†	20,449	112,878
Scientific Games Corp., Class A†	48,480	478,013
Shuffle Master, Inc.†	39,946	435,012

		1,025,903

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified — 0.8%
Aceto Corp.	18,944	$133,555
Codexis, Inc.†	8,880	97,236
Georgia Gulf Corp.†	25,140	712,468
Innophos Holdings, Inc.#	15,963	716,579
Olin Corp.	58,796	1,412,280
Rockwood Holdings, Inc.†	38,848	2,043,016
Solutia, Inc.†	90,470	2,259,036
Westlake Chemical Corp.	14,648	821,753

		8,195,923

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	20,701	228,125

Chemicals - Other — 0.0%
American Vanguard Corp.#	15,161	181,174

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	23,475	598,378
Landec Corp.†#	19,690	113,020
PolyOne Corp.	69,147	1,053,109
Spartech Corp.†	23,036	163,786

		1,928,293

Chemicals - Specialty — 1.3%
Arch Chemicals, Inc.	16,850	609,127
Balchem Corp.	21,017	906,883
Ferro Corp.†	64,210	841,151
H.B. Fuller Co.	36,462	812,738
Hawkins, Inc.#	6,461	281,377
KMG Chemicals, Inc.	4,560	84,360
Kraton Performance Polymers, Inc.†	8,373	322,026
Minerals Technologies, Inc.	14,013	952,884
NewMarket Corp.	7,112	1,239,053
OM Group, Inc.†	23,011	857,850
Omnova Solutions, Inc.†	33,279	313,155
Quaker Chemical Corp.	9,547	415,867
Sensient Technologies Corp.	36,912	1,404,502
Stepan Co.	5,812	390,160
WR Grace & Co.†	54,189	2,535,503
Zep, Inc.	16,172	301,284

		12,267,920

Circuit Boards — 0.2%
DDi Corp.#	9,859	89,914
Multi - Fineline Electronix, Inc.†	7,297	154,623
Park Electrochemical Corp.	15,333	461,677
TTM Technologies, Inc.†	59,666	988,069
UQM Technologies, Inc.†#	26,873	70,407

		1,764,690

Coal — 0.4%
Cloud Peak Energy, Inc.†	23,488	498,885
Hallador Energy Co.	2,837	31,207
International Coal Group, Inc.†	97,823	1,421,368
James River Coal Co.†	26,411	578,929
L&L Energy, Inc.†#	13,948	75,598
Patriot Coal Corp.†	58,256	1,347,462

		3,953,449

Coffee — 0.1%
Farmer Brothers Co.#	5,036	51,569
Peet’s Coffee & Tea, Inc.†	8,742	444,880

		496,449

Commercial Services — 1.0%
Acacia Research - Acacia Technologies†	31,147	1,207,258
Arbitron, Inc.	19,843	847,296
CoStar Group, Inc.†	15,424	973,254

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
CPI Corp.#	3,903	$55,930
ExlService Holdings, Inc.†	11,324	265,888
Healthcare Services Group, Inc.	48,954	835,155
HMS Holdings Corp.†	20,242	1,580,090
Live Nation Entertainment, Inc.†#	104,891	1,209,393
Mac - Gray Corp.#	8,708	133,929
Medifast, Inc.†	10,064	268,910
National Research Corp.#	1,315	46,788
PHH Corp.†	41,320	866,480
Pre - Paid Legal Services, Inc.†	5,597	371,417
Providence Service Corp.†	9,636	131,050
Standard Parking Corp.†	11,562	190,542
Steiner Leisure, Ltd.†	11,057	552,850
Team, Inc.†	14,136	325,128
TeleTech Holdings, Inc.†	20,848	377,349

		10,238,707

Commercial Services - Finance — 0.5%
Advance America Cash Advance Centers, Inc.	40,986	252,064
Asset Acceptance Capital Corp.†	11,202	45,928
Cardtronics, Inc.†	20,091	444,815
CBIZ, Inc.†#	26,032	199,145
Dollar Financial Corp.†	31,828	722,814
Euronet Worldwide, Inc.†	36,551	631,967
Global Cash Access Holdings, Inc.†	37,593	120,674
Heartland Payment Systems, Inc.#	28,204	536,440
MoneyGram International, Inc.†#	62,032	227,037
TNS, Inc.†	19,431	319,251
Wright Express Corp.†	28,918	1,560,415

		5,060,550

Communications Software — 0.1%
Digi International, Inc.†#	18,583	219,094
Seachange International, Inc.†	20,755	233,701
Smith Micro Software, Inc.†#	22,692	120,494
SolarWinds, Inc.†	27,760	684,284

		1,257,573

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	46,379	767,572
Parametric Technology Corp.†	86,541	2,015,540

		2,783,112

Computer Data Security — 0.2%
Fortinet, Inc.†	32,922	1,596,388

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	16,600	236,550
Trident Microsystems, Inc.†	52,917	51,869

		288,419

Computer Services — 0.7%
CACI International, Inc., Class A†	22,541	1,438,792
Ciber, Inc.†	46,449	283,339
Computer Task Group, Inc.†#	11,029	148,009
iGate Corp.	17,640	325,458
Insight Enterprises, Inc.†	34,462	577,928
Keyw Holding Corp.†	7,824	88,255
LivePerson, Inc.†#	33,191	393,645
Manhattan Associates, Inc.†	16,927	608,526
SRA International, Inc., Class A†	31,997	990,307
Stream Global Services, Inc.†	3,361	10,217
SYKES Enterprises, Inc.†	30,770	665,555
Syntel, Inc.	9,815	528,734
Tier Technologies, Inc.†#	9,416	45,103
Unisys Corp.†	31,741	887,161
Virtusa Corp.†	10,087	203,253

		7,194,282

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Software — 0.2%
Accelrys, Inc.†#	40,996	$296,401
Avid Technology, Inc.†#	21,662	378,435
Blackbaud, Inc.#	33,407	940,407
Convio, Inc.†	4,402	50,271
DynaVox, Inc., Class A†#	6,983	52,093
Envestnet, Inc.†	5,744	85,241
Guidance Software, Inc.†#	9,915	79,617
SS&C Technologies Holdings, Inc.†	9,876	193,076

		2,075,541

Computers — 0.0%
Silicon Graphics International Corp.†#	22,868	413,911

Computers - Integrated Systems — 1.1%
3D Systems Corp.†#	29,310	585,907
Agilysys, Inc.†#	13,223	90,049
Cray, Inc.†#	26,456	169,318
Echelon Corp.†#	24,591	235,090
Integral Systems, Inc.†#	13,052	154,927
Jack Henry & Associates, Inc.	63,613	1,987,270
Maxwell Technologies, Inc.†	20,703	337,873
Mercury Computer Systems, Inc.†	21,475	410,602
MTS Systems Corp.	11,408	467,500
NCI, Inc., Class A†	4,924	111,775
Netscout Systems, Inc.†	22,795	528,844
Radiant Systems, Inc.†	24,635	517,335
Radisys Corp.†#	17,941	154,831
Riverbed Technology, Inc.†	101,772	3,859,194
Stratasys, Inc.†	15,291	538,243
Super Micro Computer, Inc.†	19,355	324,777
Wave Systems Corp., Class A†#	59,698	163,573

		10,637,108

Computers - Memory Devices — 0.2%
Hutchinson Technology, Inc.†	17,417	43,542
Imation Corp.†#	22,196	215,745
Quantum Corp.†	168,037	515,874
SMART Modular Technologies WWH, Inc.†	39,175	361,193
Spansion, Inc., Class A†	10,185	204,006
STEC, Inc.†#	30,366	543,855
Xyratex, Ltd.†#	22,473	214,505

		2,098,720

Computers - Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	33,755	609,278
Immersion Corp.†	20,944	177,814
Rimage Corp.#	7,080	103,297
Synaptics, Inc.†	25,253	708,347

		1,598,736

Consulting Services — 0.5%
Accretive Health, Inc.†#	9,098	221,445
Advisory Board Co.†	11,529	606,079
Corporate Executive Board Co.#	25,542	1,074,041
CRA International, Inc.†	8,231	230,468
Forrester Research, Inc.	10,872	412,484
Franklin Covey Co.†#	9,776	89,353
Hackett Group, Inc.†#	21,266	105,692
Hill International, Inc.†	18,249	83,945
Huron Consulting Group, Inc.†	16,414	497,837
ICF International, Inc.†	12,753	328,007
MAXIMUS, Inc.	13,020	1,091,076
Navigant Consulting, Inc.†	37,723	381,002
PDI, Inc.†#	6,614	45,637

		5,167,066

Consumer Products - Misc. — 0.4%
American Greetings Corp., Class A#	29,468	707,232

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. (continued)
Blyth, Inc.	4,006	$182,593
Central Garden and Pet Co., Class A†	39,586	398,235
CSS Industries, Inc.#	5,550	102,287
Helen of Troy, Ltd.†#	22,851	740,144
Kid Brands, Inc.†	9,364	50,285
Oil - Dri Corp. of America	3,833	85,399
Prestige Brands Holdings, Inc.†	31,181	402,547
Spectrum Brands Holdings, Inc.†	13,563	487,861
Summer Infant, Inc.†#	9,093	75,199
WD - 40 Co.	12,364	523,986

		3,755,768

Containers - Metal/Glass — 0.2%
Silgan Holdings, Inc.#	41,043	1,842,420

Containers - Paper/Plastic — 0.3%
AEP Industries, Inc.†	3,074	94,372
Graham Packaging Co., Inc.†	12,778	289,933
Graphic Packaging Holding Co.†	93,668	513,301
Rock - Tenn Co., Class A#	29,033	2,230,605

		3,128,211

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†#	18,104	556,336
Inter Parfums, Inc.	10,659	237,482
Revlon, Inc., Class A†	7,969	140,414

		934,232

Data Processing/Management — 0.4%
Acxiom Corp.†	50,970	700,837
CommVault Systems, Inc.†	32,181	1,330,362
CSG Systems International, Inc.†	25,387	484,638
Fair Isaac Corp.#	31,096	909,558
FalconStor Software, Inc.†#	21,972	96,677
Pegasystems, Inc.#	12,062	450,516
Schawk, Inc.#	8,274	143,802

		4,116,390

Decision Support Software — 0.1%
DemandTec, Inc.†	15,362	152,698
Interactive Intelligence, Inc.†	10,330	375,083
QAD, Inc.†#	4,770	51,516

		579,297

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	44,175	1,082,288
Sirona Dental Systems, Inc.†	24,957	1,349,175

		2,431,463

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†#	52,809	321,607
Cepheid, Inc.†#	44,291	1,422,627
Hansen Medical, Inc.†#	31,677	90,913
Immucor, Inc.†	52,099	1,090,432

		2,925,579

Diagnostic Kits — 0.1%
BG Medicine, Inc.†#	4,287	31,081
Meridian Bioscience, Inc.	30,290	722,719
OraSure Technologies, Inc.†#	34,440	296,873
Quidel Corp.†#	18,465	283,253

		1,333,926

Direct Marketing — 0.0%
APAC Customer Services, Inc.†	23,716	138,739
Harte - Hanks, Inc.	28,881	236,824

		375,563

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,716	$377,926
Medical Action Industries, Inc.†	10,681	104,033
Merit Medical Systems, Inc.†	26,267	515,359
Rochester Medical Corp.†	8,074	81,547

		1,078,865

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†#	33,957	743,998
BlueLinx Holdings, Inc.†#	8,160	28,315
Brightpoint, Inc.†	52,517	474,754
Chindex International, Inc.†	10,217	153,153
Core - Mark Holding Co., Inc.†#	8,411	300,609
Houston Wire & Cable Co.	13,221	211,404
MWI Veterinary Supply, Inc.†	9,153	771,598
Owens & Minor, Inc.	47,039	1,627,549
Pool Corp.	36,932	1,116,824
Rentrak Corp.†	6,976	143,496
Scansource, Inc.†	20,016	709,167
School Specialty, Inc.†#	14,059	216,227
Titan Machinery, Inc.†	11,286	302,352
United Stationers, Inc.	18,043	1,335,543
Watsco, Inc.	20,748	1,388,871

		9,523,860

Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	27,096	1,123,671
Actuant Corp., Class A	50,637	1,273,014
Acuity Brands, Inc.	32,426	1,976,689
Ameron International Corp.	6,874	461,795
AZZ, Inc.#	9,261	408,595
Barnes Group, Inc.#	36,550	881,221
Blount International, Inc.†	35,661	604,454
Brink’s Co.	35,708	1,062,313
Colfax Corp.†	17,926	403,873
EnPro Industries, Inc.†#	15,328	698,650
ESCO Technologies, Inc.	19,716	740,730
Fabrinet†	7,287	172,629
Federal Signal Corp.#	46,406	304,888
GP Strategies Corp.†	10,948	151,739
Griffon Corp.†	35,497	375,913
Koppers Holdings, Inc.	15,316	614,631
LSB Industries, Inc.†	12,757	603,916
Lydall, Inc.†	12,715	152,071
Matthews International Corp., Class A	22,521	880,346
Park - Ohio Holdings Corp.†	5,837	124,095
Raven Industries, Inc.	12,097	677,432
Standex International Corp.	9,302	309,013
Tredegar Corp.#	18,279	354,430

		14,356,108

Diversified Minerals — 0.1%
AMCOL International Corp.#	17,769	652,478
General Moly, Inc.†#	51,444	251,047
United States Lime & Minerals, Inc.†#	1,936	76,394

		979,919

Diversified Operations — 0.1%
Compass Diversified Holdings	27,195	424,514
Harbinger Group, Inc.†	6,757	42,704
Primoris Services Corp.	16,305	206,585

		673,803

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	17,358	1,172,880
Viad Corp.	15,315	346,425

		1,519,305

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 0.3%
Alkermes, Inc.†	70,731	$1,295,792
Antares Pharma, Inc.†	64,915	120,093
Depomed, Inc.†#	39,043	356,072
Nektar Therapeutics†#	84,628	819,199

		2,591,156

Drug Detection Systems — 0.0%
Caliper Life Sciences, Inc.†	33,429	239,686

E - Commerce/Products — 0.3%
1-800 - FLOWERS.COM, Inc., Class A†#	19,388	60,103
Blue Nile, Inc.†	9,408	470,400
Drugstore.com, Inc.†	69,173	262,512
Nutrisystem, Inc.#	20,050	283,908
Overstock.com, Inc.†	10,955	159,176
Shutterfly, Inc.†	21,199	1,285,083
Stamps.com, Inc.	7,861	97,791
US Auto Parts Network, Inc.†	9,769	73,170
Vitacost.com, Inc.†#(1)	11,092	63,224

		2,755,367

E - Commerce/Services — 0.2%
Ancestry.com, Inc.†#	15,088	620,570
Move, Inc.†#	116,255	229,022
OpenTable, Inc.†	11,785	1,040,969
Orbitz Worldwide, Inc.†	14,704	33,819
United Online, Inc.	64,959	394,951

		2,319,331

E - Marketing/Info — 0.4%
comScore, Inc.†	16,897	474,299
Constant Contact, Inc.†	21,256	511,207
Digital River, Inc.†#	29,538	961,462
Liquidity Services, Inc.†	10,550	221,128
Mediamind Technologies, Inc.†	4,036	70,549
QuinStreet, Inc.†	7,492	115,826
ReachLocal, Inc.†#	3,581	75,165
ValueClick, Inc.†	60,628	1,094,336

		3,523,972

E - Services/Consulting — 0.4%
GSI Commerce, Inc.†	54,251	1,586,842
Keynote Systems, Inc.	10,410	221,004
Perficient, Inc.†	15,823	176,426
Saba Software, Inc.†	20,876	206,464
Sapient Corp.†	76,830	1,128,633
Websense, Inc.†	30,281	752,483

		4,071,852

Educational Software — 0.1%
Blackboard, Inc.†	25,451	1,096,684
Renaissance Learning, Inc.	9,812	114,506
Rosetta Stone, Inc.†#	7,804	109,412

		1,320,602

Electric Products - Misc. — 0.3%
GrafTech International, Ltd.†	89,766	1,897,653
Graham Corp.	7,343	167,494
Littelfuse, Inc.	16,340	980,400

		3,045,547

Electric - Distribution — 0.0%
EnerNOC, Inc.†#	15,648	282,446

Electric - Integrated — 1.6%
Allete, Inc.	23,178	924,339
Ameresco, Inc., Class A†	6,484	94,796
Avista Corp.	40,930	1,020,385

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric - Integrated (continued)
Black Hills Corp.#	29,205	$905,939
Central Vermont Public Service Corp.	9,774	335,248
CH Energy Group, Inc.#	11,789	636,017
Cleco Corp.#	45,242	1,587,542
El Paso Electric Co.†	32,625	1,015,943
Empire District Electric Co.	29,926	573,382
IDACORP, Inc.	35,857	1,411,690
MGE Energy, Inc.#	17,232	717,540
NorthWestern Corp.	26,971	891,931
Otter Tail Corp.#	26,788	587,193
Pike Electric Corp.†	12,223	108,907
PNM Resources, Inc.	64,615	1,068,086
Portland General Electric Co.	56,119	1,457,410
UIL Holdings Corp.#	37,596	1,245,555
Unisource Energy Corp.	26,895	1,019,052
Unitil Corp.#	8,096	207,500

		15,808,455

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B	7,774	152,137
Benchmark Electronics, Inc.†	46,998	812,126
CTS Corp.	25,332	259,400
Daktronics, Inc.#	25,224	271,158
LaBarge, Inc.†	9,271	177,632
Methode Electronics, Inc.	27,757	331,974
Microvision, Inc.†#	76,418	94,758
NVE Corp.†#	3,505	214,085
OSI Systems, Inc.†	12,079	482,919
Plexus Corp.†	28,276	1,054,129
Pulse Electronics Corp.	30,746	151,270
Rogers Corp.†	11,763	552,038
Sanmina - SCI Corp.†	59,269	633,586
Stoneridge, Inc.†	11,403	174,694
Viasystems Group, Inc.†#	3,202	72,653

		5,434,559

Electronic Components - Semiconductors — 1.6%
Advanced Analogic Technologies, Inc.†	32,058	193,310
Alpha & Omega Semiconductor, Ltd.†	3,787	52,942
Amkor Technology, Inc.†	78,211	499,768
Applied Micro Circuits Corp.†	48,801	516,315
AXT, Inc.†#	23,109	188,107
Cavium Networks, Inc.†	35,081	1,560,403
Ceva, Inc.†	16,998	583,541
Diodes, Inc.†	25,275	738,030
DSP Group, Inc.†	17,256	142,534
Entropic Communications, Inc.†#	48,472	431,401
GSI Technology, Inc.†	14,375	100,769
GT Solar International, Inc.†#	40,425	515,823
Ikanos Communications, Inc.†	27,292	41,757
Inphi Corp.†	5,351	106,164
Integrated Silicon Solution, Inc.†	19,313	178,452
IXYS Corp.†#	17,915	248,839
Kopin Corp.†#	49,653	258,692
Lattice Semiconductor Corp.†	86,437	569,620
Microsemi Corp.†	61,884	1,364,542
Mindspeed Technologies, Inc.†#	23,806	206,874
MIPS Technologies, Inc.†#	37,360	295,891
Monolithic Power Systems, Inc.†	24,108	417,068
MoSys, Inc.†	23,544	142,206
Netlogic Microsystems, Inc.†	46,684	1,788,931
OmniVision Technologies, Inc.†	41,489	1,464,977
PLX Technology, Inc.†	27,615	96,929
Richardson Electronics, Ltd.	10,784	147,741
Rubicon Technology, Inc.†#	12,073	276,955
Semtech Corp.†	48,643	1,392,163

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Silicon Image, Inc.†	57,130	$433,045
Supertex, Inc.†	7,319	159,993
Volterra Semiconductor Corp.†	18,474	455,754
Zoran Corp.†#	38,204	314,419

		15,883,955

Electronic Design Automation — 0.2%
Magma Design Automation, Inc.†	49,227	343,605
Mentor Graphics Corp.†	83,764	1,123,275

		1,466,880

Electronic Measurement Instruments — 0.2%
Analogic Corp.#	9,610	513,655
Badger Meter, Inc.#	11,170	415,747
FARO Technologies, Inc.†	12,029	538,418
Measurement Specialties, Inc.†	10,820	413,865
Zygo Corp.†	13,017	185,492

		2,067,177

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	6,708	580,443
Taser International, Inc.†	46,651	211,329

		791,772

Energy - Alternate Sources — 0.1%
Amyris, Inc.†	4,544	134,093
Clean Energy Fuels Corp.†#	34,130	488,059
Comverge, Inc.†#	18,743	65,601
FuelCell Energy, Inc.†#	80,085	152,161
Gevo, Inc.†	3,834	73,920
Green Plains Renewable Energy, Inc.†#	13,631	140,536
Headwaters, Inc.†	45,004	164,715
Hoku Corp.†#	12,759	25,135
REX American Resources Corp.†#	5,407	90,351
Syntroleum Corp.†#	51,662	94,541

		1,429,112

Engineering/R&D Services — 0.2%
Argan, Inc.†#	5,765	56,324
EMCOR Group, Inc.†	49,435	1,501,341
Exponent, Inc.†	10,332	443,036
Michael Baker Corp.†	5,896	153,296
Mistras Group, Inc.†	10,754	187,227
VSE Corp.#	3,088	81,338

		2,422,562

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	37,320	778,122

Enterprise Software/Service — 1.5%
Advent Software, Inc.†	23,518	657,328
American Software, Inc., Class A#	16,450	126,336
Ariba, Inc.†	71,989	2,414,511
CDC Corp., Class A†#	22,074	56,951
Concur Technologies, Inc.†#	30,007	1,499,450
JDA Software Group, Inc.†	32,627	1,077,670
Lawson Software, Inc.†	103,438	1,151,265
ManTech International Corp., Class A#	16,562	745,621
MedAssets, Inc.†#	32,086	466,851
MicroStrategy, Inc., Class A†	6,223	909,740
Omnicell, Inc.†	24,249	373,677
Opnet Technologies, Inc.	9,905	387,979
PROS Holdings, Inc.†#	14,432	242,458
QLIK Technologies, Inc.†	9,972	331,968
RightNow Technologies, Inc.†	16,144	534,366
SYNNEX Corp.†#	16,731	547,773
Taleo Corp., Class A†	29,641	1,106,499

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)
Tyler Technologies, Inc.†#	21,257	$540,140
Ultimate Software Group†	20,133	1,135,099

		14,305,682

Entertainment Software — 0.1%
Take - Two Interactive Software, Inc.†	52,506	860,573
THQ, Inc.†#	50,375	208,049

		1,068,622

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	46,009	1,119,399

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	19,784	743,483

Female Health Care Products — 0.0%
Female Health Co.#	13,295	67,273

Filtration/Separation Products — 0.3%
CLARCOR, Inc.	37,599	1,602,094
PMFG, Inc.†	12,938	258,760
Polypore International, Inc.†	16,224	1,063,483

		2,924,337

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†	3,899	311,920

Finance - Commercial — 0.0%
NewStar Financial, Inc.†	20,812	203,333

Finance - Consumer Loans — 0.4%
ASTA Funding, Inc.	7,879	60,826
Encore Capital Group, Inc.†	10,389	343,772
First Marblehead Corp.†	41,274	74,293
Nelnet, Inc., Class A	19,677	432,697
Ocwen Financial Corp.†	55,333	665,103
Portfolio Recovery Associates, Inc.†	12,651	1,095,829
World Acceptance Corp.†	12,235	815,830

		3,488,350

Finance - Credit Card — 0.0%
CompuCredit Holdings Corp.†	3,467	12,655

Finance - Investment Banker/Broker — 0.8%
Cowen Group, Inc., Class A†#	26,993	111,211
Diamond Hill Investment Group, Inc.#	1,797	143,814
Duff & Phelps Corp., Class A	20,329	299,243
Evercore Partners, Inc., Class A#	11,668	431,833
FBR Capital Markets Corp.†	39,191	142,263
FXCM, Inc., Class A	16,768	166,003
Gain Capital Holdings, Inc.†	6,768	40,811
GFI Group, Inc.	49,487	224,176
Gleacher & Co., Inc.†#	58,018	129,380
INTL FCStone, Inc.†#	9,485	245,187
Investment Technology Group, Inc.†	30,753	465,600
JMP Group, Inc.#	11,118	78,938
KBW, Inc.#	26,445	562,221
Knight Capital Group, Inc., Class A†	75,536	932,114
LaBranche & Co., Inc.†#	27,708	111,940
Ladenburg Thalmann Financial Services, Inc.†	67,988	93,824
MF Global Holdings, Ltd.†#	86,337	665,658
Oppenheimer Holdings, Inc., Class A#	7,489	212,912
optionsXpress Holdings, Inc.	31,491	576,285
Penson Worldwide, Inc.†#	15,237	57,444
Piper Jaffray Cos.†#	11,784	391,465
Rodman & Renshaw Capital Group, Inc.†#	12,010	16,574
Stifel Financial Corp.†	38,157	1,536,582
SWS Group, Inc.	21,311	138,522
TradeStation Group, Inc.†	30,454	296,622

		8,070,622

Security Description	Shares	Value (Note 2)

Finance - Leasing Companies — 0.0%
California First National Bancorp#	1,402	$21,128
Marlin Business Services Corp.†	6,386	78,867
SeaCube Container Leasing, Ltd.	8,144	146,185

		246,180

Finance - Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†	16,612	34,553
Federal Agricultural Mtg. Corp., Class C#	7,193	137,027

		171,580

Finance - Other Services — 0.1%
BGC Parnters, Inc., Class A#	49,644	412,542
Higher One Holdings, Inc.†	7,715	118,271
Imperial Holdings, Inc.†	13,123	132,148
MarketAxess Holdings, Inc.	20,604	493,672
Netspend Holdings, Inc.†	22,618	189,539

		1,346,172

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.†	149,433	1,204,430
PMI Group, Inc.†#	106,552	154,501
Primus Guaranty, Ltd.†	12,095	59,870
Radian Group, Inc.#	99,142	493,727

		1,912,528

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	44,543	155,010
Sturm Ruger & Co., Inc.	14,249	313,763

		468,773

Food - Canned — 0.2%
Seneca Foods Corp., Class A†#	6,253	171,520
TreeHouse Foods, Inc.†#	25,921	1,579,366

		1,750,886

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.	18,455	541,470

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.	3,614	37,766

Food - Misc. — 0.7%
B&G Foods, Inc.	35,500	658,170
Bridgford Foods Corp.#	1,328	11,248
Cal - Maine Foods, Inc.#	10,497	312,915
Chiquita Brands International, Inc.†	33,459	498,539
Diamond Foods, Inc.#	16,260	1,210,232
Dole Food Co., Inc.†#	26,770	358,986
Hain Celestial Group, Inc.†#	32,069	1,146,787
J&J Snack Foods Corp.	10,584	545,288
John B. Sanfilippo & Son, Inc.†	5,889	56,534
Lancaster Colony Corp.#	14,426	874,793
M&F Worldwide Corp.†#	7,913	167,756
Seaboard Corp.	242	559,020
Senomyx, Inc.†#	28,777	184,173
Smart Balance, Inc.†#	44,353	243,498
Snyders - Lance, Inc.	19,277	409,829

		7,237,768

Food - Retail — 0.3%
Arden Group, Inc., Class A#	893	79,906
Fresh Market, Inc.†	11,294	454,471
Ingles Markets, Inc., Class A#	9,356	166,537
Ruddick Corp.	32,695	1,436,945
Village Super Market Inc., Class A	4,596	120,737
Weis Markets, Inc.#	8,201	329,434
Winn - Dixie Stores, Inc.†#	41,067	374,120

		2,962,150

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Wholesale/Distribution — 0.3%
Calavo Growers, Inc.#	8,186	$181,238
Fresh Del Monte Produce, Inc.#	28,072	771,699
Nash Finch Co.#	9,370	352,031
Spartan Stores, Inc.	16,787	313,078
United Natural Foods, Inc.†	35,769	1,556,309

		3,174,355

Footwear & Related Apparel — 1.0%
CROCS, Inc.†	63,960	1,453,811
Deckers Outdoor Corp.†	28,844	2,627,688
Iconix Brand Group, Inc.†	53,814	1,329,206
Lacrosse Footwear, Inc.	3,499	51,925
R.G. Barry Corp.#	6,294	74,899
Skechers U.S.A., Inc., Class A†	27,098	473,673
Steven Madden, Ltd.†	18,280	1,018,927
Timberland Co., Class A†	29,230	954,944
Weyco Group, Inc.#	5,295	127,504
Wolverine World Wide, Inc.	36,971	1,446,305

		9,558,882

Forestry — 0.0%
Deltic Timber Corp.#	8,004	460,310

Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A#	60,675	452,029

Gambling (Non - Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	13,790	121,628
Pinnacle Entertainment, Inc.†	45,131	655,753

		777,381

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.#	7,051	285,142
Laclede Group, Inc.	16,611	624,740
New Jersey Resources Corp.#	30,786	1,418,619
Nicor, Inc.#	33,750	1,854,900
Northwest Natural Gas Co.	19,804	894,547
Piedmont Natural Gas Co., Inc.#	53,483	1,683,110
South Jersey Industries, Inc.#	22,271	1,246,508
Southwest Gas Corp.	33,824	1,321,165
WGL Holdings, Inc.	37,757	1,481,962

		10,810,693

Gold Mining — 0.4%
Allied Nevada Gold Corp.†	55,822	2,069,880
Golden Star Resources, Ltd.†	192,221	513,230
Jaguar Mining, Inc.†#	62,674	339,693
US Gold Corp.†#	74,125	524,064

		3,446,867

Golf — 0.0%
Callaway Golf Co.#	48,004	324,987

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	17,201	1,740,053
EnergySolutions, Inc.	65,977	337,143
US Ecology, Inc.	13,647	239,368

		2,316,564

Health Care Cost Containment — 0.1%
Corvel Corp.†	5,191	274,811
ExamWorks Group, Inc.†#	8,830	224,282
Transcend Services, Inc.†#	6,804	181,259

		680,352

Healthcare Safety Devices — 0.0%
Unilife Corp.†#	36,065	176,358

Security Description	Shares	Value (Note 2)

Heart Monitors — 0.1%
HeartWare International, Inc.†	6,973	$507,983

Home Furnishings — 0.2%
American Woodmark Corp.	6,737	135,279
Ethan Allen Interiors, Inc.	18,383	427,772
Furniture Brands International, Inc.†	34,898	167,161
Hooker Furniture Corp.#	8,033	88,363
Kimball International, Inc., Class B#	23,355	158,347
La - Z - Boy, Inc.†#	38,428	425,398
Sealy Corp.†#	35,798	93,791
Select Comfort Corp.†	40,722	665,398

		2,161,509

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	25,842	833,404
Marcus Corp.	15,184	159,432
Morgans Hotel Group Co.†#	16,122	134,619
Orient - Express Hotels, Ltd., Class A†#	76,320	892,181
Red Lion Hotels Corp.†	9,000	73,080

		2,092,716

Housewares — 0.0%
Libbey, Inc.†#	14,671	232,242
Lifetime Brands, Inc.	6,897	79,109

		311,351

Human Resources — 0.7%
AMN Healthcare Services, Inc.†#	29,150	252,147
Barrett Business Services, Inc.#	5,778	88,288
CDI Corp.#	9,351	131,382
Cross Country Healthcare, Inc.†#	23,117	177,307
Heidrick & Struggles International, Inc.	13,023	272,832
Hudson Highland Group, Inc.†#	23,967	125,827
Insperity, Inc.	16,226	510,470
Kelly Services, Inc., Class A†	19,716	347,593
Kenexa Corp.†	19,687	622,503
Kforce, Inc.†#	22,912	309,083
Korn/Ferry International†	34,297	732,584
On Assignment, Inc.†	27,151	303,277
Resources Connection, Inc.	34,536	487,303
SFN Group, Inc.†	38,704	402,135
SuccessFactors, Inc.†	50,661	1,776,681
Team Health Holdings, Inc.†	11,426	255,942
TrueBlue, Inc.†	32,860	481,070

		7,276,424

Identification Systems — 0.2%
Brady Corp., Class A	36,410	1,255,053
Checkpoint Systems, Inc.†	29,433	533,031
L - 1 Identity Solutions, Inc.†#	57,256	636,687

		2,424,771

Independent Power Producers — 0.0%
Dynegy, Inc.†#	76,437	463,208

Industrial Audio & Video Products — 0.0%
Ballantyne Strong, Inc.†#	10,575	60,172
SRS Labs, Inc.†	8,778	85,059

		145,231

Industrial Automated/Robotic — 0.5%
Cognex Corp.	29,576	1,043,737
Gerber Scientific, Inc.†	18,755	181,736
Intermec, Inc.†	36,429	440,062
iRobot Corp.†	16,523	555,173
Nordson Corp.	50,876	2,646,570

		4,867,278

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Instruments - Controls — 0.3%
Spectrum Control, Inc.†	9,487	$189,550
Watts Water Technologies, Inc., Class A#	21,850	764,532
Woodward, Inc.	45,433	1,600,150
X - Rite, Inc.†#	24,898	119,261

		2,673,493

Instruments - Scientific — 0.1%
FEI Co.†	28,324	1,104,919
Fluidigm Corp.†	4,765	71,332

		1,176,251

Insurance Brokers — 0.0%
Crawford & Co., Class B#	17,796	129,733
eHealth, Inc.†#	16,547	219,413
Life Partners Holdings, Inc.#	6,812	31,199

		380,345

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.#	43,601	566,377
CNO Financial Group, Inc.†	165,557	1,281,411
Delphi Financial Group, Inc., Class A	35,435	1,033,639
FBL Financial Group, Inc., Class A#	10,004	317,827
Kansas City Life Insurance Co.#	3,111	93,610
National Western Life Insurance Co., Class A#	1,640	250,100
Phoenix Cos., Inc.†#	86,479	205,820
Presidential Life Corp.	15,411	162,586
Primerica, Inc.	17,944	385,258
Universal American Corp.	23,849	221,796

		4,518,424

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	27,153	188,170
Fortegra Financial Corp.†	4,472	42,171
Horace Mann Educators Corp.	29,241	477,213
United Fire & Casualty Co.	17,004	322,396

		1,029,950

Insurance - Property/Casualty — 1.1%
American Safety Insurance Holdings, Ltd.†#	7,716	142,978
AMERISAFE, Inc.†	14,045	325,001
Amtrust Financial Services, Inc.#	16,637	378,159
Baldwin & Lyons, Inc., Class B#	6,125	138,976
CNA Surety Corp.†#	13,178	349,744
Donegal Group, Inc., Class A#	8,327	116,661
EMC Insurance Group, Inc.#	3,573	71,174
Employers Holdings, Inc.	29,694	493,217
Enstar Group, Ltd.†	4,899	498,375
First American Financial Corp.	77,460	1,245,557
FPIC Insurance Group, Inc.†	6,392	264,501
Global Indemnity PLC†	10,266	237,863
Hallmark Financial Services, Inc.†	8,655	61,883
Harleysville Group, Inc.	8,646	276,931
Hilltop Holdings, Inc.†#	29,565	291,215
Infinity Property & Casualty Corp.	9,332	496,089
Meadowbrook Insurance Group, Inc.	40,415	398,896
National Interstate Corp.	4,896	105,705
Navigators Group Inc†	9,625	460,268
ProAssurance Corp.†	22,903	1,610,310
RLI Corp.#	13,668	823,497
Safety Insurance Group, Inc.	9,410	422,509
SeaBright Insurance Holdings, Inc.#	16,407	166,203
Selective Insurance Group, Inc.	39,700	657,829
State Auto Financial Corp.	10,750	179,418
Stewart Information Services Corp.	12,878	134,833
Tower Group, Inc.#	27,862	677,047

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Universal Insurance Holdings, Inc.#	12,847	$69,245

		11,094,084

Insurance - Reinsurance — 0.6%
Alterra Capital Holdings, Ltd.#	73,227	1,665,914
Argo Group International Holdings, Ltd.	23,596	697,262
Flagstone Reinsurance Holdings SA	33,286	290,920
Greenlight Capital Re, Ltd. Class A†	21,094	553,507
Maiden Holdings, Ltd.	36,996	347,762
Montpelier Re Holdings, Ltd.	50,726	954,156
Platinum Underwriters Holdings, Ltd.#	27,892	952,233

		5,461,754

Internet Application Software — 0.3%
DealerTrack Holdings, Inc.†	30,047	696,189
eResearchTechnology, Inc.†	36,381	230,655
IntraLinks Holdings, Inc.†	8,695	179,552
KIT Digital, Inc.†#	21,172	259,357
Lionbridge Technologies, Inc.†	44,424	143,934
RealNetworks, Inc.†	62,413	233,425
S1 Corp.†	38,602	281,022
VirnetX Holding Corp.#	26,281	690,139
Vocus, Inc.†	12,482	340,010

		3,054,283

Internet Connectivity Services — 0.2%
AboveNet, Inc.	16,786	1,310,483
Cogent Communications Group, Inc.†#	33,440	519,992
Internap Network Services Corp.†#	38,628	318,681
PC - Tel, Inc.†	14,224	98,430

		2,247,586

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†#	38,818	222,427

Internet Content - Information/News — 0.1%
Archipelago Learning, Inc.†#	8,740	92,731
Dice Holdings, Inc.†	12,545	185,290
Knot, Inc.†	20,996	215,419
Loopnet, Inc.†#	13,531	249,918
TechTarget, Inc.†#	9,831	79,434
Travelzoo, Inc.†#	4,119	309,502

		1,132,294

Internet Financial Services — 0.0%
Online Resources Corp.†	20,054	67,381

Internet Incubators — 0.1%
Internet Capital Group, Inc.†	27,169	354,012
ModusLink Global Solutions, Inc.	33,021	156,519
Safeguard Scientifics, Inc.†#	15,278	298,227

		808,758

Internet Infrastructure Equipment — 0.0%
Network Engines, Inc.†#	26,855	30,615

Internet Infrastructure Software — 0.4%
Openwave Systems, Inc.†	62,523	151,931
support.com, Inc.†#	34,791	166,997
TeleCommunication Systems, Inc., Class A†#	36,167	180,473
TIBCO Software, Inc.†	126,323	3,548,413

		4,047,814

Internet Security — 0.2%
Blue Coat Systems, Inc.†	31,022	711,955
Sourcefire, Inc.†#	20,482	547,074
VASCO Data Security International, Inc.†#	20,084	239,803

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Security (continued)
Zix Corp.†	43,870	$167,145

		1,665,977

Internet Telephone — 0.1%
BroadSoft, Inc.†	5,911	233,721
j2 Global Communications, Inc.†#	33,679	976,354

		1,210,075

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	33,106	1,825,796

Investment Companies — 1.0%
American Capital, Ltd.†	253,197	2,506,650
Apollo Investment Corp.	144,513	1,648,893
Arlington Asset Investment Corp., Class A	5,025	145,122
Blackrock Kelso Capital Corp#	53,312	528,322
Capital Southwest Corp.#	2,122	198,089
Fifth Street Finance Corp.#	49,620	611,815
Gladstone Capital Corp.#	15,685	157,791
Gladstone Investment Corp.	16,461	122,964
Golub Capital BDC, Inc.#	6,624	103,798
Hercules Technology Growth Capital, Inc.#	32,388	354,649
Main Street Capital Corp.#	14,011	261,585
MCG Capital Corp.#	57,072	392,655
Medallion Financial Corp.#	11,072	106,070
MVC Capital, Inc.#	18,114	244,177
NGP Capital Resources Co.#	16,124	127,863
PennantPark Investment Corp.#	32,969	409,805
Prospect Capital Corp.#	72,582	849,935
Solar Capital, Ltd.	4,284	106,029
Solar Senior Capital, Ltd.†	6,666	121,388
THL Credit, Inc.	6,715	90,451
TICC Capital Corp.#	23,668	242,597
Triangle Capital Corp.	13,798	264,784

		9,595,432

Investment Management/Advisor Services — 0.3%
Artio Global Investors, Inc.#	20,696	289,537
Calamos Asset Management, Inc., Class A	14,357	215,212
Cohen & Steers, Inc.#	13,016	399,331
Edelman Financial Group, Inc.#	15,495	123,340
Epoch Holding Corp.#	9,832	165,079
Financial Engines, Inc.†	10,233	254,802
GAMCO Investors, Inc., Class A#	5,166	239,289
National Financial Partners Corp.†	31,812	415,783
Pzena Investment Management, Inc., Class A	5,707	34,413
Virtus Investment Partners, Inc.†	3,795	210,091
Westwood Holdings Group, Inc.#	4,334	157,541

		2,504,418

Lasers - System/Components — 0.5%
Applied Energetics, Inc.†	57,797	28,436
Coherent, Inc.†	18,838	1,056,812
Cymer, Inc.†	22,430	1,073,724
Electro Scientific Industries, Inc.†	20,624	371,232
II - VI, Inc.†	18,700	1,063,282
Newport Corp.†	27,344	497,388
Rofin - Sinar Technologies, Inc.†	21,073	761,578

		4,852,452

Leisure Products — 0.2%
Brunswick Corp.#	65,998	1,430,837
Johnson Outdoors, Inc. Class A†	3,251	51,853
Marine Products Corp.†#	7,410	46,609

		1,529,299

Security Description	Shares	Value (Note 2)

Lighting Products & Systems — 0.1%
Universal Display Corp.†#	26,519	$1,265,487

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	13,842	437,822
UniFirst Corp.	10,511	563,600

		1,001,422

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†#	14,793	555,033

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	17,340	771,630

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,817	122,833
Lindsay Corp.	9,308	624,381

		747,214

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	20,375	562,350
Altra Holdings, Inc.†	19,981	526,499
Applied Industrial Technologies, Inc.	31,563	1,124,274
Chart Industries, Inc.†	21,382	1,038,738
DXP Enterprises, Inc.†	6,154	159,389
Flow International Corp.†#	34,949	143,640
Intevac, Inc.†#	16,607	197,125
Kadant, Inc.†	9,264	272,547
Middleby Corp.†	12,385	1,065,729
Robbins & Myers, Inc.	28,745	1,266,505
Sauer - Danfoss, Inc.†	8,621	460,361
Tennant Co.#	14,074	543,679
Twin Disc, Inc.	6,249	208,467

		7,569,303

Machinery - Material Handling — 0.1%
Cascade Corp.	6,768	274,984
Columbus McKinnon Corp.†	14,256	277,992
NACCO Industries, Inc., Class A	4,310	421,518

		974,494

Machinery - Print Trade — 0.0%
Presstek, Inc.†#	20,454	38,658

Machinery - Pumps — 0.1%
Gorman - Rupp Co.#	9,082	398,700
Tecumseh Products Co., Class A†	13,777	143,005

		541,705

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	43,657	264,998

Medical Imaging Systems — 0.1%
IRIS International, Inc.†	12,100	121,000
MELA Sciences, Inc.†#	18,810	55,677
Merge Healthcare, Inc.†	38,499	233,689
Vital Images, Inc.†#	10,770	201,507

		611,873

Medical Information Systems — 0.3%
athenahealth, Inc.†#	25,997	1,163,885
Computer Programs & Systems, Inc.	7,304	458,326
ePocrates, Inc.†	3,995	84,095
Medidata Solutions, Inc.†	14,017	322,251
Quality Systems, Inc.	14,065	1,210,715

		3,239,272

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 1.1%
Abaxis, Inc.†#	16,462	$512,462
AngioDynamics, Inc.†	18,434	289,414
Arthrocare Corp.†	20,096	688,288
Bruker Corp.†	54,143	1,067,700
Conceptus, Inc.†#	23,135	294,509
CONMED Corp.†	21,755	615,666
CryoLife, Inc.†	21,360	119,830
Delcath Systems, Inc.†#	32,536	196,843
Dexcom, Inc.†	50,003	788,547
Endologix, Inc.†#	36,279	310,911
Genomic Health, Inc.†	10,427	287,055
Integra LifeSciences Holdings Corp.†	15,676	804,022
Kensey Nash Corp.†#	5,459	143,626
MAKO Surgical Corp.†#	22,756	749,127
Natus Medical, Inc.†	21,234	356,519
NuVasive, Inc.†#	29,183	986,094
Solta Medical, Inc.†#	44,259	139,858
Spectranetics Corp.†#	24,664	148,231
Stereotaxis, Inc.†#	23,215	80,092
SurModics, Inc.†	12,979	188,974
Symmetry Medical, Inc.†	26,804	273,937
Vascular Solutions, Inc.†#	12,479	164,598
Volcano Corp.†	37,476	1,177,871
Young Innovations, Inc.	4,190	119,792

		10,503,966

Medical Labs & Testing Services — 0.1%
Bio - Reference Labs, Inc.†#	17,861	445,275
NeoStem, Inc.†#	28,055	46,571

		491,846

Medical Laser Systems — 0.0%
Cutera, Inc.†#	10,040	91,766
Cynosure, Inc. Class A†#	7,247	94,428
LCA - Vision, Inc.†	13,913	79,026
Palomar Medical Technologies, Inc.†	13,808	195,797

		461,017

Medical Products — 1.3%
ABIOMED, Inc.†	23,302	437,612
Accuray, Inc.†#	40,663	310,665
Alphatec Holdings, Inc.†	37,871	143,531
American Medical Systems Holdings, Inc.†	56,194	1,682,448
Atrion Corp.#	1,166	215,524
BioMimetic Therapeutics, Inc.†#	13,415	110,942
Cantel Medical Corp.	9,595	227,498
Cerus Corp.†#	35,255	105,765
Cyberonics, Inc.†	20,712	676,247
Exactech, Inc.†#	6,200	116,436
Greatbatch, Inc.†#	17,314	501,240
Haemonetics Corp.†	18,729	1,266,642
Hanger Orthopedic Group, Inc.†	19,429	488,639
Invacare Corp.	21,680	728,014
Luminex Corp.†#	27,942	583,150
NxStage Medical, Inc.†	20,270	381,279
Orthofix International NV†	13,131	536,139
Orthovita, Inc.†	49,695	190,332
PSS World Medical, Inc.†#	42,619	1,245,327
Syneron Medical, Ltd.†	26,530	344,359
Synovis Life Technologies, Inc.†	8,423	147,866
TomoTherapy, Inc.†#	36,018	157,759
West Pharmaceutical Services, Inc.#	24,794	1,152,425
Wright Medical Group, Inc.†	28,937	449,970
Zoll Medical Corp.†	15,980	971,744

		13,171,553

Security Description	Shares	Value (Note 2)

Medical Sterilization Products — 0.2%
STERIS Corp.	44,179	$1,594,420

Medical - Biomedical/Gene — 2.1%
Acorda Therapeutics, Inc.†	28,867	948,281
Aegerion Pharmaceuticals, Inc.†	4,287	81,196
Affymax, Inc.†	20,432	144,659
Alnylam Pharmaceuticals, Inc.†	27,153	284,292
AMAG Pharmaceuticals, Inc.†#	15,664	289,157
Arena Pharmaceuticals, Inc.†	99,707	143,578
Ariad Pharmaceuticals, Inc.†	94,593	821,067
Arqule, Inc.†#	36,587	264,158
AspenBio Pharma, Inc.†#	26,621	20,232
BioCryst Pharmaceuticals, Inc.†#	21,525	74,907
Biosante Pharmaceuticals, Inc.†#	69,354	217,078
BioTime, Inc.†#	18,908	98,132
Cambrex Corp.†	21,868	106,934
Celldex Therapeutics, Inc.†#	32,899	120,081
Chelsea Therapeutics International, Inc.†	35,380	160,979
Clinical Data, Inc.†	9,058	0
Complete Genomics, Inc.†	4,473	71,479
Cubist Pharmaceuticals, Inc.†	43,538	1,677,519
Curis, Inc.†#	56,374	211,684
Cytokinetics, Inc.†	38,816	57,060
CytRx Corp.†	81,359	75,664
Dynavax Technologies Corp.†#	71,256	196,667
Emergent Biosolutions, Inc.†	15,300	382,194
Enzo Biochem, Inc.†#	24,834	99,336
Enzon Pharmaceuticals, Inc.†#	32,590	341,869
Exact Sciences Corp.†	34,334	256,132
Exelixis, Inc.†#	94,334	1,097,104
Geron Corp.†#	91,392	401,211
Halozyme Therapeutics, Inc.†#	58,477	394,135
Immunogen, Inc.†	56,004	681,009
Immunomedics, Inc.†#	48,930	216,271
Incyte Corp., Ltd.†	65,562	1,162,414
Inhibitex, Inc.†	44,921	206,187
Inovio Biomedical Corp.†	73,998	57,104
InterMune, Inc.†	35,984	1,338,605
Lexicon Pharmaceuticals, Inc.†#	147,400	240,262
Ligand Pharmaceuticals, Inc., Class B†#	14,609	154,855
Maxygen, Inc.#	23,164	121,843
Medicines Co.†	39,691	758,495
Micromet, Inc.†#	67,766	419,472
Momenta Pharmaceuticals, Inc.†#	32,958	659,490
Nanosphere, Inc.†#	19,703	50,440
Neuralstem, Inc.†#	36,057	49,398
Novavax, Inc.†#	67,390	162,410
NPS Pharmaceuticals, Inc.†	64,114	613,571
NuPathe, Inc.†#	2,670	21,947
Nymox Pharmaceutical Corp.†#	13,802	113,728
Omeros Corp.†#	13,972	65,110
Pacific Biosciences of California, Inc.†	11,338	135,716
PDL BioPharma, Inc.#	104,147	691,536
Peregrine Pharmaceuticals, Inc.†#	50,609	107,797
RTI Biologics, Inc.†	40,786	124,397
Sangamo Biosciences, Inc.†#	38,986	276,801
Seattle Genetics, Inc.†#	69,738	1,350,825
Sequenom, Inc.†#	73,693	584,385
StemCells, Inc.†#	96,098	63,482
SuperGen, Inc.†	41,971	137,665
Transcept Pharmaceuticals, Inc.†#	3,989	46,791
Vical, Inc.†	53,114	203,958
ZIOPHARM Oncology, Inc.†#	44,425	316,306

		20,169,055

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 1.7%
Akorn, Inc.†	41,145	$280,197
Alimera Sciences, Inc.†#	4,884	41,172
Anacor Pharmaceuticals, Inc.†	9,411	59,478
Anthera Pharmaceuticals, Inc.†#	4,273	34,740
Aoxing Pharmaceutical Co., Inc.†#	18,012	25,937
Ardea Biosciences, Inc.†	11,119	277,864
Array Biopharma, Inc.†	41,830	111,686
Auxilium Pharmaceuticals, Inc.†	31,088	696,060
Biodel, Inc.†	20,157	41,322
BioSpecifics Technologies Corp.†	2,957	71,145
Cadence Pharmaceuticals, Inc.†#	23,131	222,983
Corcept Therapeutics, Inc.†	23,176	114,489
Cumberland Pharmaceuticals, Inc.†#	9,202	47,298
Cytori Therapeutics, Inc.†#	34,266	196,002
Durect Corp.†#	64,697	226,440
Endocyte, Inc.†#	10,676	127,044
Furiex Pharmaceuticals, Inc.†	6,552	111,384
Hi - Tech Pharmacal Co., Inc.†	7,406	207,812
Idenix Pharmaceuticals, Inc.†	34,414	163,467
Infinity Pharmaceuticals, Inc.†#	10,828	77,528
Ironwood Pharmaceuticals, Inc.†	14,394	217,637
Jazz Pharmaceuticals, Inc.†	11,733	343,660
Keryx Biopharmaceuticals, Inc.†#	44,855	243,114
Lannett Co., Inc.†	8,722	46,488
MAP Pharmaceuticals, Inc.†	11,722	199,157
Medicis Pharmaceutical Corp., Class A	44,942	1,683,977
Medivation, Inc.†	25,353	611,261
NeurogesX, Inc.†#	8,224	21,218
Opko Health, Inc.†	73,678	277,029
Optimer Pharmaceuticals, Inc.†#	30,020	435,590
Orexigen Therapeutics, Inc.†#	22,634	64,054
Pain Therapeutics, Inc.†#	26,465	263,327
Pharmasset, Inc.†	23,841	2,436,550
PharMerica Corp.†	22,846	281,920
Pozen, Inc.†	19,804	101,991
Progenics Pharmaceuticals, Inc.†#	21,062	174,604
Rigel Pharmaceuticals, Inc.†	38,744	321,575
Salix Pharmaceuticals, Ltd.†	42,487	1,700,755
Santarus, Inc.†#	39,051	135,898
Savient Pharmaceuticals, Inc.†	52,939	449,452
Sciclone Pharmaceuticals, Inc.†	27,777	161,940
SIGA Technologies, Inc.†#	26,967	375,920
Somaxon Pharmaceuticals, Inc.†#	27,262	62,703
Sucampo Pharmaceuticals, Inc. Class A†#	8,236	35,497
Synta Pharmaceuticals Corp.†#	18,935	107,930
Targacept, Inc.†	20,416	459,360
Vanda Pharmaceuticals, Inc.†#	20,785	155,056
Viropharma, Inc.†	58,015	1,122,590
Vivus, Inc.†#	60,278	528,638
XenoPort, Inc.†	23,199	179,792
Zalicus, Inc.†	52,100	137,544
Zogenix, Inc.†	5,114	22,041

		16,492,316

Medical - Generic Drugs — 0.2%
Acura Pharmaceuticals, Inc.†#	6,846	36,147
Caraco Pharmaceutical Laboratories, Ltd†#	6,411	33,530
Impax Laboratories, Inc.†	46,678	1,253,304
Par Pharmaceutical Cos., Inc.†	26,139	898,136

		2,221,117

Medical - HMO — 1.0%
AMERIGROUP Corp.†	38,546	2,733,297
Centene Corp.†	36,577	1,272,879
Healthspring, Inc.†	50,511	2,214,907

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Magellan Health Services, Inc.†	24,853	$1,315,718
Metropolitan Health Networks, Inc.†	29,756	144,912
Molina Healthcare, Inc.†	17,358	471,790
Triple - S Management Corp., Class B†#	15,125	333,204
WellCare Health Plans, Inc.†	31,603	1,556,448

		10,043,155

Medical - Hospitals — 0.1%
MedCath Corp.†#	15,300	207,468
Select Medical Holdings Corp.†	37,455	355,822

		563,290

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc., Class A	7,327	245,821
Ensign Group, Inc.	10,666	318,913
Kindred Healthcare, Inc.†#	29,434	722,310
National Healthcare Corp.#	6,692	318,941
Skilled Healthcare Group, Inc. Class A†	14,778	167,583
Sun Healthcare Group, Inc.†	18,574	185,183

		1,958,751

Medical - Outpatient/Home Medical — 0.3%
Air Methods Corp.†#	8,325	508,241
Allied Healthcare International, Inc.†	33,622	87,417
Almost Family, Inc.†#	6,096	184,160
Amedisys, Inc.†#	21,292	666,440
America Service Group, Inc.	6,698	173,947
Amsurg Corp.†	23,053	597,303
Continucare Corp.†	21,632	101,887
Gentiva Health Services, Inc.†	22,222	543,995
LHC Group, Inc.†#	11,652	314,371

		3,177,761

Metal Processors & Fabrication — 0.7%
Ampco - Pittsburgh Corp.#	6,355	150,232
CIRCOR International, Inc.#	12,724	563,801
Dynamic Materials Corp.#	9,662	217,588
Haynes International, Inc.	9,053	509,412
Kaydon Corp.	24,934	906,850
LB Foster Co., Class A#	7,592	275,286
Mueller Industries, Inc.	28,096	1,044,609
RBC Bearings, Inc.†	16,190	647,600
RTI International Metals, Inc.†	22,422	854,951
Sun Hydraulics Corp.#	9,314	451,077
Worthington Industries, Inc.#	42,121	919,501

		6,540,907

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†	12,448	230,039
Lawson Products, Inc.#	3,024	57,003
Olympic Steel, Inc.#	6,798	199,317

		486,359

Metal - Aluminum — 0.2%
Century Aluminum Co.†	47,526	767,069
Kaiser Aluminum Corp.#	11,324	597,228
Noranda Aluminium Holding Corp.†	10,122	150,008

		1,514,305

Metal - Diversified — 0.1%
Molycorp, Inc.†	19,103	1,269,012

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.†	7,019	168,456
Freightcar America, Inc.†#	8,896	245,974
John Bean Technologies Corp.	20,989	412,224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Miscellaneous Manufacturing (continued)
Movado Group, Inc.	11,592	$191,964
NL Industries, Inc.	5,075	97,389
Trimas Corp.†	11,180	228,072

		1,344,079

Motion Pictures & Services — 0.1%
Ascent Media Corp., Class A†	10,657	511,216
Lions Gate Entertainment Corp.†	50,649	300,349

		811,565

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†#	20,490	88,722

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	36,706	1,434,838

Multimedia — 0.1%
Demand Media, Inc.†#	5,828	88,644
Entravision Communications Corp., Class A†	36,220	74,975
EW Scripps Co., Class A†#	24,827	213,016
Journal Communications, Inc., Class A†	31,285	168,626
Martha Stewart Living Omnimedia, Class A†#	19,794	103,523
Media General, Inc., Class A†#	16,431	80,676

		729,460

Music — 0.0%
Warner Music Group Corp.†#	33,336	275,022

Networking Products — 0.8%
Acme Packet, Inc.†	35,002	2,649,301
Anixter International, Inc.	20,938	1,417,293
BigBand Networks, Inc.†	37,208	78,137
Black Box Corp.	13,083	431,216
Calix, Inc.†	8,277	178,535
Extreme Networks, Inc.†#	67,093	222,749
Hypercom Corp.†	34,357	367,276
Infinera Corp.†#	69,071	490,404
Ixia†	25,657	403,841
LogMeIn, Inc.†	11,224	488,469
Meru Networks, Inc.†#	4,325	77,461
NeoPhotonics Corp.†	6,429	61,268
Netgear, Inc.†	26,245	1,098,353

		7,964,303

Non - Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.#	45,712	1,035,834
Horsehead Holding Corp.†	32,307	430,975
Materion Corp.†	15,117	599,691
Thompson Creek Metals Co., Inc.†	122,498	1,330,328
Uranium Energy Corp.†#	45,160	142,254
USEC, Inc.†#	91,003	380,393

		3,919,475

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	18,597	117,161

Office Furnishings - Original — 0.4%
CompX International, Inc.#	857	11,792
Herman Miller, Inc.	42,463	1,065,821
HNI Corp.	33,710	839,716
Interface, Inc., Class A	37,626	724,301
Knoll, Inc.	35,038	672,379
Steelcase, Inc., Class A	57,101	620,688

		3,934,697

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	40,853	339,080
Ennis, Inc.#	19,306	368,552

Security Description	Shares	Value (Note 2)

Office Supplies & Forms (continued)
Standard Register Co.#	13,329	$45,185

		752,817

Oil & Gas Drilling — 0.2%
Hercules Offshore, Inc.†	85,552	534,700
Parker Drilling Co.†	86,482	551,755
Pioneer Drilling Co.†	40,339	590,563
Vantage Drilling Co.†#	113,360	226,720

		1,903,738

Oil Companies - Exploration & Production — 3.0%
Abraxas Petroleum Corp.†	60,179	264,788
Apco Oil & Gas International, Inc.	6,803	601,317
Approach Resources, Inc.†	12,966	337,635
ATP Oil & Gas Corp.†#	33,159	612,778
Berry Petroleum Co., Class A	38,118	1,997,764
Bill Barrett Corp.†#	34,242	1,526,166
BPZ Resources, Inc.†#	72,586	317,927
Brigham Exploration Co.†	86,772	2,702,080
Callon Petroleum Co.†	28,333	202,014
CAMAC Energy, Inc.†#	38,220	54,272
Carrizo Oil & Gas, Inc.†	26,074	996,288
Clayton Williams Energy, Inc.†	4,382	328,606
Contango Oil & Gas Co.†	8,809	545,806
Delta Petroleum Corp.†#	137,874	97,891
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†	24,000	339,600
Energy Partners, Ltd.†	21,565	345,903
Energy XXI Bermuda, Ltd.†	54,885	1,883,104
Evolution Petroleum Corp.†	11,010	84,777
FX Energy, Inc.†	38,331	333,096
Gastar Exploration, Ltd.†	41,385	140,295
Georesources, Inc.†#	12,234	303,036
GMX Resources, Inc.†#	44,709	235,616
Goodrich Petroleum Corp.†#	18,227	372,742
Gulfport Energy Corp.†	21,476	635,475
Harvest Natural Resources, Inc.†#	24,796	304,743
Houston American Energy Corp.#	13,439	246,874
Isramco, Inc.†	854	56,560
Kodiak Oil & Gas Corp.†#	132,310	906,324
Magnum Hunter Resources Corp.†	73,521	524,205
McMoRan Exploration Co.†	71,233	1,312,112
Miller Energy Resources, Inc.†#	15,981	92,850
Northern Oil And Gas, Inc.†#	40,187	807,759
Oasis Petroleum, Inc.†#	36,007	1,089,212
Panhandle Oil and Gas, Inc., Class A#	5,348	163,649
Penn Virginia Corp.#	33,886	494,397
PetroCorp, Inc.†(1)(2)	2,364	0
Petroleum Development Corp.†#	17,455	634,489
Petroquest Energy, Inc.†#	41,152	328,804
RAM Energy Resources, Inc.†#	41,354	66,166
Resolute Energy Corp.†	31,215	543,141
Rex Energy Corp.†#	24,044	314,015
Rosetta Resources, Inc.†	39,296	1,931,398
Stone Energy Corp.†	32,154	1,037,288
Swift Energy Co.†	31,254	1,226,094
TransAtlantic Petroleum, Ltd.†#	109,768	244,783
U.S. Energy Corp.†	19,933	99,466
Vaalco Energy, Inc.†	37,691	267,606
Venoco, Inc.†	16,293	239,507
W&T Offshore, Inc.#	26,062	675,006
Warren Resources, Inc.†	52,793	203,253

		29,068,677

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.7%
Complete Production Services, Inc.†	57,957	$1,923,593
Dril - Quip, Inc.†	25,317	1,878,015
Gulf Island Fabrication, Inc.	10,672	362,848
Lufkin Industries, Inc.	22,313	2,024,012
Natural Gas Services Group, Inc.†	9,023	162,414

		6,350,882

Oil Refining & Marketing — 0.2%
Alon USA Energy, Inc.#	5,694	69,695
Cheniere Energy, Inc.†#	42,690	499,900
CVR Energy, Inc.†	22,590	493,817
Delek US Holdings, Inc.#	10,127	152,816
Western Refining, Inc.†#	38,235	666,436

		1,882,664

Oil - Field Services — 1.1%
Basic Energy Services, Inc.†	17,293	470,370
Cal Dive International, Inc.†	70,226	457,171
CARBO Ceramics, Inc.	14,223	2,137,290
Global Industries, Ltd.†#	75,552	473,711
Helix Energy Solutions Group, Inc.†	77,951	1,365,701
Hornbeck Offshore Services, Inc.†	17,330	467,737
Key Energy Services, Inc.†	93,509	1,653,239
Matrix Service Co.†	19,618	262,293
Newpark Resources, Inc.†	66,343	644,191
RPC, Inc.#	32,271	812,584
Targa Resources Corp.	12,250	427,770
Tesco Corp.†#	22,505	458,427
Tetra Technologies, Inc.†	56,418	769,541
Union Drilling, Inc.†#	11,043	115,289
Willbros Group, Inc.†	35,681	354,669

		10,869,983

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	5,031	150,175

Optical Supplies — 0.0%
STAAR Surgical Co.†	25,994	153,884

Paper & Related Products — 0.4%
Boise, Inc.	73,413	619,606
Buckeye Technologies, Inc.	29,254	745,099
Clearwater Paper Corp.†	8,557	591,203
KapStone Paper and Packaging Corp.†	28,483	468,545
Neenah Paper, Inc.	10,966	254,302
P.H. Glatfelter Co.#	34,132	525,974
Schweitzer - Mauduit International, Inc.	13,689	721,137
Verso Paper Corp.†#	10,951	41,176
Wausau Paper Corp.	36,544	250,692
Xerium Technologies, Inc.†#	5,580	115,952

		4,333,686

Patient Monitoring Equipment — 0.2%
CardioNet, Inc.†	17,985	100,896
Insulet Corp.†	34,267	722,348
Masimo Corp.#	38,693	1,188,649

		2,011,893

Petrochemicals — 0.0%
TPC Group, Inc.†	5,281	192,123

Pharmacy Services — 0.2%
BioScrip, Inc.†#	29,163	223,097
Catalyst Health Solutions, Inc.†	31,710	1,935,261

		2,158,358

Security Description	Shares	Value (Note 2)

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.†#	200,294	$668,982

Physical Therapy/Rehabilitation Centers — 0.3%
Healthsouth Corp.†#	69,768	1,958,388
RehabCare Group, Inc.†	18,509	695,568
U.S. Physical Therapy, Inc.	7,550	194,337

		2,848,293

Physicians Practice Management — 0.1%
American Dental Partners, Inc.†#	11,725	155,942
Healthways, Inc.†	25,427	412,172
IPC The Hospitalist Co., Inc.†	12,097	614,286

		1,182,400

Pipelines — 0.0%
Crosstex Energy, Inc.#	29,999	338,689

Platinum — 0.1%
Stillwater Mining Co.†	34,941	707,555

Pollution Control — 0.0%
Fuel Tech, Inc.†	13,321	112,429
Met - Pro Corp.#	10,897	126,732

		239,161

Poultry — 0.1%
Pilgrim’s Pride Corp.†#	36,263	180,227
Sanderson Farms, Inc.	16,939	743,792

		924,019

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	27,132	402,910
Capstone Turbine Corp.†#	179,271	311,931
Energy Conversion Devices, Inc.†#	39,693	55,570
Evergreen Solar, Inc.†#	26,655	18,616
Generac Holdings, Inc.†	14,399	265,086
Powell Industries, Inc.†	6,586	226,229
Power - One, Inc.†#	52,062	436,800
PowerSecure International, Inc.†	13,606	111,433
SatCon Technology Corp.†#	86,116	229,069
Vicor Corp.#	14,543	240,832

		2,298,476

Precious Metals — 0.2%
Coeur d’Alene Mines Corp.†	65,637	1,809,612

Printing - Commercial — 0.3%
American Reprographics Co.†	27,425	257,247
Cenveo, Inc.†	41,016	265,784
Consolidated Graphics, Inc.†	6,948	383,460
Deluxe Corp.	38,274	985,173
Multi - Color Corp.#	8,384	189,562
Valassis Communications, Inc.†	37,147	1,078,377

		3,159,603

Private Corrections — 0.1%
Geo Group, Inc.†	45,524	1,119,435

Protection/Safety — 0.1%
Landauer, Inc.#	7,000	418,040
Rural/Metro Corp.†	14,233	244,808

		662,848

Publishing - Books — 0.1%
Cambium Learning Group, Inc.†	12,361	41,038
Courier Corp.#	7,613	85,951
Scholastic Corp.	19,178	522,409

		649,398

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	13,410	$97,222
Dolan Co†	22,595	236,796
Lee Enterprises, Inc.†#	33,452	40,142
McClatchy Co., Class A†#	44,443	134,218

		508,378

Publishing - Periodicals — 0.0%
Dex One Corp.†#	37,287	87,252
PRIMEDIA, Inc.#	12,458	87,704
SuperMedia, Inc.†#	9,548	41,438
Value Line, Inc.#	1,004	14,247

		230,641

Racetracks — 0.1%
Churchill Downs, Inc.#	8,479	370,363
Empire Resorts, Inc.†#	18,905	10,963
Speedway Motorsports, Inc.#	9,250	133,940

		515,266

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A†#	3,267	16,204
Cumulus Media, Inc., Class A†#	16,255	64,695
Entercom Communications Corp., Class A†#	17,535	162,550
Radio One, Inc., Class D†#	23,360	53,494
Westwood One, Inc.†#	4,305	25,486

		322,429

Real Estate Investment Trusts — 7.9%
Acadia Realty Trust	29,910	617,642
Agree Realty Corp.#	6,493	147,716
Alexander’s, Inc.#	1,534	601,666
American Assets Trust, Inc.	23,953	537,026
American Campus Communities, Inc.	48,660	1,719,644
American Capital Agency Corp.	92,912	2,821,737
Anworth Mortgage Asset Corp.	94,331	683,900
Apollo Commercial Real Estate Finance, Inc.#	13,085	213,678
Ashford Hospitality Trust, Inc.#	33,867	483,282
Associated Estates Realty Corp.	30,842	519,996
BioMed Realty Trust, Inc.	97,535	1,998,492
Campus Crest Communities, Inc.	22,799	291,827
CapLease, Inc.#	50,625	258,694
Capstead Mortgage Corp.	57,671	765,294
CBL & Associates Properties, Inc.	102,926	1,980,296
Cedar Shopping Centers, Inc.	40,696	215,689
Chatham Lodging Trust	9,235	151,362
Chesapeake Lodging Trust	18,832	335,210
Cogdell Spencer, Inc.	32,052	192,312
Colonial Properties Trust	62,231	1,313,074
Colony Financial, Inc.	24,534	452,652
Coresite Realty Corp.#	14,652	259,340
Cousins Properties, Inc.	67,834	594,904
CreXus Investment Corp.	37,933	429,022
Cypress Sharpridge Investments, Inc.#	51,712	663,982
DCT Industrial Trust, Inc.#	182,912	1,035,282
DiamondRock Hospitality Co.	123,434	1,419,491
Dupont Fabros Technology, Inc.	30,534	798,159
Dynex Capital, Inc.	26,595	263,822
EastGroup Properties, Inc.#	20,084	942,140
Education Realty Trust, Inc.	53,803	468,086
Entertainment Properties Trust	34,655	1,683,540
Equity Lifestyle Properties, Inc.	19,496	1,145,390
Equity One, Inc.	33,118	649,444
Excel Trust, Inc.#	11,180	135,502
Extra Space Storage, Inc.	70,172	1,526,943
FelCor Lodging Trust, Inc.†	92,810	578,206

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.†	58,135	$731,338
First Potomac Realty Trust	37,226	624,652
Franklin Street Properties Corp.#	51,561	705,870
Getty Realty Corp.#	17,402	451,582
Gladstone Commercial Corp.#	7,055	135,456
Glimcher Realty Trust	74,458	762,450
Government Properties Income Trust	20,542	543,952
Hatteras Financial Corp.	54,103	1,580,349
Healthcare Realty Trust, Inc.	54,230	1,194,145
Hersha Hospitality Trust	100,366	604,203
Highwoods Properties, Inc.#	53,372	1,925,662
Home Properties, Inc.#	27,952	1,730,229
Hudson Pacific Properties, Inc.	14,917	239,418
Inland Real Estate Corp.	55,438	506,149
Invesco Mortgage Capital, Inc.	53,456	1,217,193
Investors Real Estate Trust	58,867	570,421
iStar Financial, Inc.†#	69,617	599,402
Kilroy Realty Corp.	43,580	1,807,263
Kite Realty Group Trust	40,430	202,554
LaSalle Hotel Properties	63,433	1,774,855
Lexington Realty Trust	84,801	800,521
LTC Properties, Inc.	22,615	667,595
Medical Properties Trust, Inc.	82,912	1,024,792
MFA Financial, Inc.	258,174	2,127,354
Mid - America Apartment Communities, Inc.	26,625	1,825,144
Mission West Properties, Inc.#	13,265	109,436
Monmouth Real Estate Invesment Corp., Class A#	20,980	180,218
MPG Office Trust, Inc.†	35,793	98,073
National Health Investors, Inc.	18,212	858,149
National Retail Properties, Inc.	62,109	1,601,170
Newcastle Investment Corp.†	57,424	314,684
NorthStar Realty Finance Corp.	71,463	313,008
Omega Healthcare Investors, Inc.	73,423	1,563,176
One Liberty Properties, Inc.	7,879	125,828
Parkway Properties, Inc.	16,080	295,229
Pebblebrook Hotel Trust	35,206	765,378
Pennsylvania Real Estate Investment Trust	41,230	707,507
PennyMac Mortgage Investment Trust#	20,698	353,315
Post Properties, Inc.	36,235	1,525,494
Potlatch Corp.#	29,785	1,072,260
PS Business Parks, Inc.	13,804	793,592
RAIT Financial Trust#	83,282	178,224
Ramco - Gershenson Properties Trust#	28,285	371,665
Redwood Trust, Inc.	58,073	903,035
Resource Capital Corp.#	46,027	312,063
Retail Opportunity Investments Corp.#	31,166	341,579
Sabra Healthcare REIT, Inc.	18,574	323,373
Saul Centers, Inc.	4,717	188,303
Sovran Self Storage, Inc.	20,561	862,740
Starwood Property Trust, Inc.	69,487	1,510,647
Strategic Hotels & Resorts, Inc.†	104,771	700,918
Summit Hotel Properties, Inc.	19,386	218,286
Sun Communities, Inc.	14,155	563,935
Sunstone Hotel Investors, Inc.†	87,979	894,746
Tanger Factory Outlet Centers#	60,341	1,656,964
Two Harbors Investment Corp.	51,627	554,474
UStore - It Trust	74,124	835,378
UMH Properties, Inc.#	8,225	82,661
Universal Health Realty Income Trust	8,429	365,060
Urstadt Biddle Properties, Inc., Class A	16,711	320,183
Walter Investment Management Corp.	19,163	335,736
Washington Real Estate Investment Trust#	47,785	1,650,016
Winthrop Realty Trust	20,687	253,830

		77,347,324

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Management/Services — 0.0%
HFF, Inc., Class A†	13,275	$216,781
Kennedy - Wilson Holdings, Inc.†#	15,481	178,031
United Capital Corp.†#	1,302	35,154

		429,966

Real Estate Operations & Development — 0.1%
Avatar Holdings, Inc.†	6,619	117,752
Consolidated - Tomoka Land Co.#	4,036	122,089
Forestar Group, Inc.†	27,148	494,908
Terreno Realty Corp.#	6,532	111,371
Thomas Properties Group, Inc.†#	27,655	91,538

		937,658

Recreational Centers — 0.1%
Life Time Fitness, Inc.†	31,127	1,145,162

Recreational Vehicles — 0.3%
Arctic Cat, Inc.†	9,036	129,666
Polaris Industries, Inc.	23,208	2,561,003

		2,690,669

Recycling — 0.0%
Metalico, Inc.†	27,974	165,606

Rental Auto/Equipment — 0.8%
Avis Budget Group, Inc.†#	76,537	1,346,286
Dollar Thrifty Automotive Group, Inc.†#	21,355	1,771,397
Electro Rent Corp.#	12,299	188,666
H&E Equipment Services, Inc.†	20,631	299,356
McGrath RentCorp	17,830	499,953
Rent - A - Center, Inc.	49,058	1,592,423
RSC Holdings, Inc.†	36,698	490,652
United Rentals, Inc.†	45,061	1,231,968

		7,420,701

Research & Development — 0.2%
Albany Molecular Research, Inc.†#	17,595	88,503
AVEO Pharmaceuticals, Inc.†	8,207	150,434
Kendle International, Inc.†	11,107	167,161
Parexel International Corp.†	43,512	1,095,197

		1,501,295

Resorts/Theme Parks — 0.1%
Bluegreen Corp.†#	10,711	36,846
Vail Resorts, Inc.†#	27,023	1,314,669

		1,351,515

Retail - Apparel/Shoe — 1.6%
ANN, Inc.†	44,706	1,258,474
Ascena Retail Group, Inc.†	44,262	1,481,007
Bebe Stores, Inc.	24,388	161,692
Body Central Corp.†	4,287	103,917
Brown Shoe Co., Inc.#	32,371	333,745
Buckle, Inc.	19,472	831,260
Casual Male Retail Group, Inc.†#	31,073	135,168
Cato Corp., Class A	20,757	565,006
Charming Shoppes, Inc.†#	86,377	357,601
Children’s Place Retail Stores, Inc.†	19,368	973,048
Christopher & Banks Corp.#	26,690	159,873
Collective Brands, Inc.†	49,255	768,378
Destination Maternity Corp.	7,437	153,351
DSW, Inc., Class A†	18,028	904,104
Express, Inc.	11,911	251,560
Finish Line, Inc., Class A	37,891	873,766
Genesco, Inc.†#	17,929	806,626
HOT Topic, Inc.	33,180	258,472
JOS. A. Bank Clothiers, Inc.†#	20,521	1,171,749

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Kenneth Cole Productions, Inc., Class A†	5,679	$70,931
Liz Claiborne, Inc.†#	70,450	460,038
Men’s Wearhouse, Inc.#	39,235	1,350,861
New York & Co., Inc.†	18,744	99,343
Pacific Sunwear of California, Inc.†#	49,523	157,978
Rue21, Inc.†	10,944	370,345
Shoe Carnival, Inc.†#	6,817	185,559
Stein Mart, Inc.#	20,124	197,215
Talbots, Inc.†#	52,341	249,667
Vera Bradley, Inc.†	9,430	466,125
Wet Seal, Inc., Class A†	75,799	325,936

		15,482,795

Retail - Appliances — 0.0%
Conn’s, Inc.†#	11,024	68,459
hhgregg, Inc.†#	9,811	151,776

		220,235

Retail - Auto Parts — 0.1%
PEP Boys - Manny Moe & Jack#	39,103	555,263

Retail - Automobile — 0.3%
America’s Car - Mart, Inc.†#	6,993	197,552
Asbury Automotive Group, Inc.†	21,641	363,569
Group 1 Automotive, Inc.#	18,293	708,488
Lithia Motors, Inc., Class A	16,151	289,103
Penske Automotive Group, Inc.#	32,972	684,498
Rush Enterprises, Inc., Class A†	23,765	474,587
Sonic Automotive, Inc., Class A#	29,726	388,519

		3,106,316

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.	28,749	564,056
Books - A - Million, Inc.#	5,251	19,796

		583,852

Retail - Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†#	16,573	446,974

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†#	45,032	84,660

Retail - Computer Equipment — 0.0%
PC Connection, Inc.†	7,103	62,009
Systemax, Inc.†#	8,037	115,894

		177,903

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.#	28,216	1,169,553
Pantry, Inc.†	16,928	312,660
Susser Holdings Corp.†	5,552	79,616

		1,561,829

Retail - Discount — 0.3%
99 Cents Only Stores†	34,263	707,874
Citi Trends, Inc.†	11,060	184,702
Fred’s, Inc., Class A#	29,302	426,344
Gordmans Stores, Inc.†	3,994	69,456
HSN, Inc.†	28,950	1,019,329
Tuesday Morning Corp.†#	21,992	108,640

		2,516,345

Retail - Drug Store — 0.0%
Rite Aid Corp.†	415,579	436,358

Retail - Hair Salons — 0.1%
Regis Corp.#	42,817	639,258

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	13,572	$151,056
Kirkland’s, Inc.†	12,472	162,884
Pier 1 Imports, Inc.†	77,941	929,057

		1,242,997

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	17,320	144,103
Steinway Musical Instruments, Inc.†#	4,238	105,865
West Marine, Inc.†#	10,826	112,482

		362,450

Retail - Major Department Stores — 0.1%
Saks, Inc.†	100,903	1,141,213

Retail - Misc./Diversified — 0.1%
Gaiam, Inc., Class A#	11,849	60,904
Pricesmart, Inc.#	11,777	549,397
Winmark Corp.	1,788	67,515

		677,816

Retail - Office Supplies — 0.1%
OfficeMax, Inc.†	63,233	528,628

Retail - Pawn Shops — 0.3%
Cash America International, Inc.#	22,025	1,146,621
EzCorp, Inc., Class A†	34,416	1,128,501
First Cash Financial Services, Inc.†	22,458	937,622

		3,212,744

Retail - Perfume & Cosmetics — 0.3%
Sally Beauty Holdings, Inc.†	70,274	1,177,792
Ulta Salon Cosmetics & Fragrance, Inc.†	23,406	1,310,268

		2,488,060

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	17,139	219,551

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.	51,228	1,873,920

Retail - Regional Department Stores — 0.2%
Bon - Ton Stores, Inc.#	8,760	93,119
Dillard’s, Inc., Class A	27,155	1,525,839
Stage Stores, Inc.	27,300	492,492

		2,111,450

Retail - Restaurants — 1.4%
AFC Enterprises, Inc.†	19,054	315,915
Biglari Holdings, Inc.†	1,069	425,943
BJ’s Restaurants, Inc.†#	16,755	858,359
Bob Evans Farms, Inc.	22,722	712,335
Bravo Brio Restaurant Group, Inc.†	7,953	176,557
Buffalo Wild Wings, Inc.†	13,535	847,832
California Pizza Kitchen, Inc.†	14,391	264,938
Caribou Coffee Co., Inc.†	5,416	57,572
Carrols Restaurant Group, Inc.†	9,251	86,497
CEC Entertainment, Inc.	15,312	623,045
Cheesecake Factory, Inc.†#	45,033	1,430,698
Cracker Barrel Old Country Store, Inc.#	17,763	841,611
Denny’s Corp.†	73,972	302,546
DineEquity, Inc.†	13,360	718,234
Domino’s Pizza, Inc.†	27,572	687,094
Einstein Noah Restaurant Group, Inc.#	4,164	62,460
Jack in the Box, Inc.†	38,496	854,996
Jamba, Inc.†#	44,310	101,913
Krispy Kreme Doughnuts, Inc.†#	43,533	365,677
McCormick & Schmick’s Seafood Restaurants, Inc.†	11,067	101,263
O’Charley’s, Inc.†#	13,351	96,795

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Papa John’s International, Inc.†	14,771	$489,363
PF Chang’s China Bistro, Inc.	17,264	697,293
Red Robin Gourmet Burgers, Inc.†#	11,631	426,858
Ruby Tuesday, Inc.†#	48,081	509,659
Ruth’s Hospitality Group, Inc.†#	22,338	119,508
Sonic Corp.†#	45,600	523,944
Texas Roadhouse, Inc.#	42,804	737,513

		13,436,418

Retail - Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.#	16,235	154,233
Cabela’s, Inc.†#	29,974	736,161
Hibbett Sports, Inc.†	21,477	894,302
Zumiez, Inc.†#	15,316	465,300

		2,249,996

Retail - Toy Stores — 0.0%
Build - A - Bear Workshop, Inc.†#	12,086	80,976

Retail - Video Rentals — 0.1%
Coinstar, Inc.†#	23,645	1,256,259

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	20,150	193,641
Emeritus Corp.†#	16,708	390,967
Five Star Quality Care, Inc.†	23,533	181,675
Sunrise Senior Living, Inc.†	41,638	413,882

		1,180,165

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	45,648	1,102,856

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	26,321	275,581

Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	20,561	506,212
GeoEye, Inc.†	16,450	545,647
Globalstar, Inc.†#	52,015	62,938
Hughes Communications, Inc.†	6,643	398,580
ICO Global Communications Holdings, Ltd.†#	70,111	204,724
Iridium Communications, Inc.†#	25,399	226,559
Loral Space & Communications, Inc.†	8,045	535,153

		2,479,813

Savings & Loans/Thrifts — 0.9%
Abington Bancorp, Inc.	15,544	177,046
Astoria Financial Corp.	64,370	934,652
Bank Mutual Corp.#	33,905	138,332
BankFinancial Corp.#	14,247	121,100
Beneficial Mutual Bancorp, Inc.†#	25,874	217,600
Berkshire Hills Bancorp, Inc.#	12,509	275,823
BofI Holding, Inc.†	5,245	79,409
Brookline Bancorp, Inc.#	44,013	384,234
Clifton Savings Bancorp, Inc.#	7,439	81,680
Danvers Bancorp, Inc.	14,045	315,170
Dime Community Bancshares, Inc.	19,905	279,068
ESB Financial Corp.	7,942	91,015
Essa Bancorp, Inc.#	9,878	116,363
First Financial Holdings, Inc.#	12,321	123,210
Flagstar Bancorp, Inc.†	50,605	71,859
Flushing Financial Corp.	23,228	311,720
Fox Chase Bancorp, Inc.	4,024	53,479
Heritage Financial Group, Inc.	1,364	16,027
Home Bancorp, Inc.†#	5,389	81,590
Home Federal Bancorp, Inc.#	12,441	138,468
Investors Bancorp, Inc.†	35,803	535,971
Kaiser Federal Financial Group, Inc.	2,067	25,714
Kearny Financial Corp.#	11,284	106,295

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Savings & Loans/Thrifts (continued)
Meridian Interstate Bancorp, Inc.†	6,777	$90,066
NASB Financial, Inc.†#	2,610	32,390
Northfield Bancorp, Inc.#	13,390	189,469
Northwest Bancshares, Inc.	82,531	1,035,764
OceanFirst Financial Corp.	10,818	147,125
Oritani Financial Corp.	41,421	518,591
Provident Financial Services, Inc.#	44,674	638,392
Provident New York Bancorp.#	28,971	266,823
Rockville Financial, Inc.	9,196	87,546
Roma Financial Corp.	6,030	65,787
Territorial Bancorp, Inc.	9,120	184,224
United Financial Bancorp, Inc.	12,466	199,331
ViewPoint Financial Group	10,615	138,313
Waterstone Financial, Inc.†	5,335	14,778
Westfield Financial, Inc.#	20,909	176,054
WSFS Financial Corp.#	4,366	182,368

		8,642,846

Schools — 0.3%
American Public Education, Inc.†#	13,702	599,873
Bridgepoint Education, Inc.†#	14,528	341,263
Capella Education Co.†	11,724	566,738
Corinthian Colleges, Inc.†#	65,699	253,598
Grand Canyon Education, Inc.†#	23,100	297,990
K12, Inc.†#	18,725	651,630
Learning Tree International, Inc.	4,583	43,447
Lincoln Educational Services Corp.	10,436	152,679
National American University Holdings, Inc.	5,813	43,772
Princeton Review, Inc.†#	13,898	3,059
Universal Technical Institute, Inc.	15,696	284,725

		3,238,774

Seismic Data Collection — 0.2%
Dawson Geophysical Co.†	5,828	206,573
Global Geophysical Services, Inc.†	5,590	96,931
ION Geophysical Corp.†#	94,680	955,321
OYO Geospace Corp.†#	3,044	276,395

		1,535,220

Semiconductor Components - Integrated Circuits — 0.8%
Anadigics, Inc.†#	48,620	158,987
Cirrus Logic, Inc.†#	51,535	847,751
Emulex Corp.†	64,758	602,250
Exar Corp.†	26,898	171,071
Hittite Microwave Corp.†	20,367	1,291,675
Integrated Device Technology, Inc.†	114,454	960,269
MaxLinear, Inc., Class A†	5,566	50,706
Micrel, Inc.#	37,909	446,189
Pericom Semiconductor Corp.†	18,899	174,249
Power Integrations, Inc.#	18,381	676,789
Sigma Designs, Inc.†	23,190	208,478
Standard Microsystems Corp.†	16,711	448,189
TriQuint Semiconductor, Inc.†	121,599	1,574,707

		7,611,310

Semiconductor Equipment — 1.0%
ATMI, Inc.†	23,476	450,504
Axcelis Technologies, Inc.†	77,654	139,777
Brooks Automation, Inc.†	48,453	549,457
Cabot Microelectronics Corp.†	17,619	885,355
Cohu, Inc.	17,565	231,858
Entegris, Inc.†	97,913	898,841
Formfactor, Inc.†#	37,278	369,425
FSI International, Inc.†#	28,678	126,470
Kulicke & Soffa Industries, Inc.†	52,276	635,153

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
LTX - Credence Corp.†	36,493	$346,684
Mattson Technology, Inc.†	43,333	73,666
MKS Instruments, Inc.	37,348	982,252
Nanometrics, Inc.†	13,960	220,149
Photronics, Inc.†#	39,814	399,733
Rudolph Technologies, Inc.†	23,250	272,723
Tessera Technologies, Inc.†	37,432	647,574
Ultra Clean Holdings, Inc.†#	16,962	172,334
Ultratech, Inc.†	18,747	595,592
Veeco Instruments, Inc.†#	30,224	1,740,600

		9,738,147

Silver Mining — 0.2%
Hecla Mining Co.†	207,251	1,759,561

Steel Pipe & Tube — 0.1%
Furmanite Corp.†#	27,385	207,578
Mueller Water Products, Inc., Class A#	115,155	465,226
Northwest Pipe Co.†#	6,888	180,052
Omega Flex, Inc.†	2,054	27,401

		880,257

Steel - Producers — 0.0%
Metals USA Holdings Corp.†	8,529	134,076
Shiloh Industries, Inc.#	3,883	42,480

		176,556

Steel - Specialty — 0.0%
Universal Stainless & Alloy†	5,051	183,907

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	33,536	754,560

Sugar — 0.0%
Imperial Sugar Co.	9,068	161,138

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	37,761	403,665

Telecom Equipment - Fiber Optics — 0.5%
Finisar Corp.†	66,821	1,605,040
Harmonic, Inc.†	83,452	650,091
IPG Photonics Corp.†	19,362	1,455,054
KVH Industries, Inc.†#	11,326	134,100
Oclaro, Inc.†	36,819	352,358
Oplink Communications, Inc.†	15,395	284,500
Sycamore Networks, Inc.#	14,391	348,838

		4,829,981

Telecom Services — 0.6%
Aviat Networks, Inc.†#	44,491	207,773
Cbeyond, Inc.†#	19,989	287,042
Consolidated Communications Holdings, Inc.#	18,565	355,334
FiberTower Corp.†	37,249	68,911
Global Crossing, Ltd.†	22,481	783,238
Knology, Inc.†	22,742	355,003
Motricity, Inc.†#	4,581	42,649
Neutral Tandem, Inc.†#	24,630	417,971
NTELOS Holdings Corp.#	21,920	457,032
PAETEC Holding Corp.†	93,853	418,584
Premiere Global Services, Inc.†	38,977	328,186
RigNet, Inc.†	3,946	65,859
SAVVIS, Inc.†	27,951	1,098,474
USA Mobility, Inc.	16,504	268,355
Vonage Holdings Corp.†	82,445	393,263

		5,547,674

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment — 0.7%
ADTRAN, Inc.	46,336	$1,985,961
Anaren, Inc.†	10,957	187,365
Arris Group, Inc.†	94,540	1,067,357
Comtech Telecommunications Corp.#	19,895	552,882
Network Equipment Technologies, Inc.†#	22,401	61,379
OpNext, Inc.†	32,302	93,030
Plantronics, Inc.	35,977	1,316,039
Preformed Line Products Co.	1,633	116,857
ShoreTel, Inc.†#	33,558	369,138
Sonus Networks, Inc.†#	155,200	502,848
Symmetricom, Inc.†	32,705	185,437
Tekelec†	50,932	463,481
UTStarcom, Inc.†#	87,160	171,705

		7,073,479

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	33,224	299,680
Atlantic Tele - Network, Inc.#	6,950	265,699
Cincinnati Bell, Inc.†#	149,951	476,844
General Communication, Inc., Class A†	30,572	377,564
IDT Corp., Class B	10,545	311,078
Shenandoah Telecomunications Co.#	17,697	322,262

		2,053,127

Television — 0.1%
Belo Corp., Class A†	67,993	539,864
Gray Television, Inc.†	36,119	95,715
LIN TV Corp., Class A†	22,701	107,603
Sinclair Broadcast Group, Inc., Class A	33,704	324,233

		1,067,415

Textile - Apparel — 0.1%
Cherokee, Inc.#	5,749	109,921
Perry Ellis International, Inc.†	8,629	269,268
Unifi, Inc.†	10,198	141,752

		520,941

Textile - Products — 0.0%
Culp, Inc.†#	6,596	58,836

Theaters — 0.2%
Carmike Cinemas, Inc.†#	7,545	54,777
Cinemark Holdings, Inc.	42,431	922,874
National CineMedia, Inc.	39,514	703,744

		1,681,395

Therapeutics — 0.7%
Alexza Pharmaceuticals, Inc.†#	39,406	63,444
Allos Therapeutics, Inc.†	58,601	128,922
AVANIR Pharmaceuticals Inc., Class A†#	69,448	313,210
AVI BioPharma, Inc.†	100,906	162,459
Cornerstone Therapeutics, Inc.†	5,859	46,520
Dyax Corp.†#	72,827	164,589
Isis Pharmaceuticals, Inc.†#	70,177	647,734
MannKind Corp.†#	49,659	202,609
Nabi Biopharmaceuticals†	31,652	174,086
Neurocrine Biosciences, Inc.†	36,544	301,488
Onyx Pharmaceuticals, Inc.†	46,696	1,982,245
Osiris Therapeutics, Inc.†#	12,534	93,128
Pharmacyclics, Inc.†	32,343	228,341
Questcor Pharmaceuticals, Inc.†#	41,027	946,493
Spectrum Pharmaceuticals, Inc.†#	38,769	369,081
Theravance, Inc.†	49,093	1,282,800

		7,107,149

Security Description	Shares	Value (Note 2)

Tobacco — 0.2%
Alliance One International, Inc.†#	66,416	$257,694
Star Scientific, Inc.†#	71,896	374,578
Universal Corp.#	18,015	759,693
Vector Group, Ltd.#	33,813	651,238

		2,043,203

Toys — 0.1%
Jakks Pacific, Inc.†#	20,800	412,464
Leapfrog Enterprises, Inc.†	25,197	114,142

		526,606

Transactional Software — 0.5%
ACI Worldwide, Inc†	25,355	820,741
Bottomline Technologies, Inc.†	24,761	643,786
Innerworkings, Inc.†#	17,701	149,928
Synchronoss Technologies, Inc.†	18,210	584,541
VeriFone Systems, Inc.†	64,967	3,126,862

		5,325,858

Transport - Air Freight — 0.2%
Air Transport Services Group, Inc.†	40,365	300,719
Atlas Air Worldwide Holdings, Inc.†	19,253	1,218,523

		1,519,242

Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	37,831	474,401
Amerco, Inc.†	6,373	575,418
Greenbrier Cos., Inc.†#	15,970	416,178
TAL International Group, Inc.	13,559	457,345
Textainer Group Holdings, Ltd.#	7,085	228,633

		2,151,975

Transport - Marine — 0.6%
Baltic Trading, Ltd.#	12,182	77,478
CAI International, Inc.†	7,985	186,530
DHT Holdings, Inc.	47,971	191,884
Eagle Bulk Shipping, Inc.†#	46,316	133,390
Excel Maritime Carriers, Ltd.†#	29,670	101,175
Genco Shipping & Trading, Ltd.†#	21,143	168,298
General Maritime Corp.#	75,855	128,195
Golar LNG, Ltd.	27,104	863,533
GulfMark Offshore, Inc., Class A†	17,353	709,738
Horizon Lines, Inc., Class A#	22,698	25,422
International Shipholding Corp.#	4,193	94,804
Knightsbridge Tankers, Ltd.#	18,210	383,320
Nordic American Tanker Shipping, Ltd.#	34,964	816,759
Overseas Shipholding Group, Inc.#	19,069	520,774
Scorpio Tankers, Inc.†	16,584	167,333
Ship Finance International, Ltd.#	33,328	644,230
Teekay Tankers, Ltd., Class A Class A#	28,139	259,723
Ultrapetrol Bahamas, Ltd.†#	16,497	85,619

		5,558,205

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	28,901	1,715,274
RailAmerica, Inc.†	17,222	270,558

		1,985,832

Transport - Services — 0.3%
Bristow Group, Inc.	26,794	1,231,184
Echo Global Logistics, Inc.†#	7,933	118,202
Hub Group, Inc., Class A†	27,845	1,062,565
Pacer International, Inc.†#	26,058	136,023
PHI, Inc.†#	9,873	209,307
Universal Truckload Services, Inc.†#	4,360	71,417

		2,828,698

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Truck — 0.6%
Arkansas Best Corp.	18,865	$462,004
Celadon Group, Inc.†	14,882	208,348
Forward Air Corp.#	21,604	758,300
Heartland Express, Inc.#	37,591	624,762
Knight Transportation, Inc.	44,317	757,821
Marten Transport, Ltd.#	11,472	257,432
Old Dominion Freight Line, Inc.†	31,144	1,162,605
P.A.M. Transportation Services, Inc.†#	3,425	37,161
Patriot Transportation Holding, Inc.†#	3,259	73,002
Quality Distribution, Inc.†	7,773	93,354
Roadrunner Transportation Systems, Inc.†	7,906	118,590
Saia, Inc.†	11,829	185,834
USA Truck, Inc.†	5,861	69,277
Werner Enterprises, Inc.	32,088	804,767

		5,613,257

Travel Services — 0.1%
Ambassadors Group, Inc.#	13,419	127,749
Interval Leisure Group, Inc.†	29,681	402,474

		530,223

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†#	10,051	358,921

Venture Capital — 0.0%
Harris & Harris Group, Inc.†	23,010	131,847
Medley Capital Corp.#	8,283	97,242

		229,089

Veterinary Diagnostics — 0.1%
Neogen Corp.†#	16,816	754,029

Virtual Reality Products — 0.0%
RealD, Inc.†#	11,511	314,250

Vitamins & Nutrition Products — 0.1%
Nature’s Sunshine Products, Inc.†	5,665	80,160
Nutraceutical International Corp.†	6,912	108,242
Schiff Nutrition International, Inc.	8,591	83,247
Synutra International, Inc.†#	14,225	156,048
USANA Health Sciences, Inc.†#	4,498	132,196
Vitamin Shoppe, Inc.†#	11,890	484,280

		1,044,173

Water — 0.3%
American States Water Co.	13,843	478,691
Artesian Resources Corp., Class A	4,709	92,579
California Water Service Group#	14,687	555,756
Connecticut Water Service, Inc.#	6,347	160,008
Consolidated Water Co., Ltd.#	10,845	104,546
Middlesex Water Co.#	11,401	213,883
PICO Holdings, Inc.†#	16,845	502,486
SJW Corp.#	9,655	224,768
York Water Co.#	9,399	165,329

		2,498,046

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†#	30,597	84,448
Heckmann Corp.†	69,822	418,932

		503,380

Web Hosting/Design — 0.4%
NIC, Inc.	41,624	543,609
Rackspace Hosting, Inc.†	72,282	3,180,408

		3,724,017

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.1%
EarthLink, Inc.#	80,454	$635,184
InfoSpace, Inc.†	26,718	248,478
Local.com Corp.†#	15,809	59,442

		943,104

Wire & Cable Products — 0.2%
Belden, Inc.	34,856	1,252,725
Coleman Cable, Inc.†	5,909	83,730
Encore Wire Corp.#	13,799	335,178
Insteel Industries, Inc.#	13,104	178,738

		1,850,371

Wireless Equipment — 0.7%
Aruba Networks, Inc.†	61,376	1,744,306
EMS Technologies, Inc.†	11,411	297,713
Globecomm Systems, Inc.†	15,987	234,369
InterDigital, Inc.#	32,780	1,409,868
Novatel Wireless, Inc.†#	23,302	124,433
Powerwave Technologies, Inc.†	125,890	475,864
RF Micro Devices, Inc.†	200,103	1,260,649
TeleNav, Inc.†	5,999	98,024
Tessco Technologies, Inc.	3,735	42,691
Viasat, Inc.†#	24,734	1,094,974

		6,782,891

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	10,758	107,472

Total Common Stock
(cost $815,827,751)		954,947,220

EXCHANGE - TRADED FUNDS — 0.0%
Kayne Anderson Energy Developement Fund (cost $190,964)	7,616	147,294

WARRANTS — 0.0%
Energy - Alternate Sources — 0.0%
Greenhunter Energy, Inc. Expires 09/14/11† (strike price $ 27.50) (cost $0)	3	0

Total Long-Term Investment Securities
(cost $816,018,715)		955,094,514

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Collective Investment Pool — 13.0%
Securities Lending Quality Trust(3)(6)	127,871,088	127,683,725

U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.08% due 06/16/11(4)	$2,200,000	2,199,931

Total Short-Term Investment Securities
(cost $130,071,019)		129,883,656

REPURCHASE AGREEMENT — 2.4%
State Street Bank & Trust Co., Joint Repurchase Agreement(5) (cost $23,198,000)	23,198,000	23,198,000

TOTAL INVESTMENTS
(cost $969,287,734)(7)	113.2%	1,108,176,170
Liabilities in excess of other assets	(13.2)	(129,584,191)

NET ASSETS —	100.0%	$978,591,979

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

(2)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	At May 31, 2011, the Fund had loaned securities with a total value of $125,902,536. This was secured by collateral of $127,871,088, which was received in cash and subsequently invested in short-term investments currently valued at $127,683,725 as reported in the portfolio of investments. The remaining collateral with a value of $50,093 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bonds/Notes	1.00% to 6.00%	01/15/14 to 05/15/40

(7)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
275	Long	Russell 2000 Mini Index	June 2011	$23,015,345	$23,314,500	$299,155

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$49,464,216	$—	$0	$49,464,216
Real Estate Investment Trusts	77,347,324	—	—	77,347,324
Other Industries*	828,072,456	—	63,224	828,135,680
Exchange Traded Funds	147,294	—	—	147,294
Warrants	0	—	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	127,683,725	—	127,683,725
U.S. Government Treasuries	—	2,199,931	—	2,199,931
Repurchase Agreement	—	23,198,000	—	23,198,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	299,155	—	—	299,155

Total	$955,330,445	$153,081,656	$63,224	$1,108,475,325

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3(2)	63,224

Balance as of 5/31/2011	$63,224

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock

$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	14.7%
Banks — Commercial	8.4
Electric — Integrated	4.6
Consumer Products — Misc.	4.2
Real Estate Investment Trusts	3.6
Oil Companies — Exploration & Production	3.5
Time Deposits	3.4
Metal Processors & Fabrication	3.3
Electronic Components — Semiconductors	2.5
Paper & Related Products	2.4
Diversified Manufacturing Operations	2.4
Retail — Apparel/Shoe	2.3
Computers — Memory Devices	2.2
Retail — Restaurants	2.0
Building & Construction Products — Misc.	1.8
Gold Mining	1.7
Insurance — Reinsurance	1.5
Oil — Field Services	1.5
Electronic Components — Misc.	1.5
Machinery — General Industrial	1.4
Auto/Truck Parts & Equipment — Original	1.3
Human Resources	1.3
Finance — Investment Banker/Broker	1.2
Computer Services	1.1
Aerospace/Defense — Equipment	1.1
Funeral Services & Related Items	1.0
Insurance — Property/Casualty	1.0
Investment Management/Advisor Services	0.9
Food — Misc.	0.9
Semiconductor Equipment	0.9
Web Portals/ISP	0.9
Telecommunication Equipment	0.8
Apparel Manufacturers	0.8
Medical — Biomedical/Gene	0.7
Electronic Measurement Instruments	0.7
Home Furnishings	0.7
Chemicals — Specialty	0.7
Computers — Periphery Equipment	0.7
Investment Companies	0.7
Precious Metals	0.7
Chemicals — Plastics	0.7
Networking Products	0.7
Medical Products	0.6
Retail — Convenience Store	0.6
Transactional Software	0.6
Building — Mobile Home/Manufactured Housing	0.6
Diversified Operations/Commercial Services	0.6
Medical — Outpatient/Home Medical	0.6
Footwear & Related Apparel	0.6
Savings & Loans/Thrifts	0.6
Semiconductor Components — Integrated Circuits	0.6
Office Supplies & Forms	0.6
Transport — Truck	0.5
Machinery — Electrical	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Transport — Equipment & Leasing	0.5
Enterprise Software/Service	0.5
Computers — Integrated Systems	0.5
Medical — Hospitals	0.5
Batteries/Battery Systems	0.5
Transport — Services	0.5
Distribution/Wholesale	0.5
Aerospace/Defense	0.5
Gas — Distribution	0.5
Oil Refining & Marketing	0.5
Diagnostic Kits	0.5
Engineering/R&D Services	0.5
Medical Sterilization Products	0.4
Rubber — Tires	0.4

Medical — HMO	0.4
Transport — Marine	0.4
Physicians Practice Management	0.4
Publishing — Newspapers	0.4
Oil & Gas Drilling	0.4
Rental Auto/Equipment	0.4
Internet Application Software	0.4
Insurance — Life/Health	0.4
Coal	0.4
Toys	0.4
Engines — Internal Combustion	0.4
Multimedia	0.4
Wire & Cable Products	0.4
Private Corrections	0.4
Racetracks	0.4
Tobacco	0.4
Non - Ferrous Metals	0.4
Building — Heavy Construction	0.4
Food — Wholesale/Distribution	0.4
Medical — Drugs	0.3
Recreational Centers	0.3
Publishing — Books	0.3
Commercial Services — Finance	0.3
Food — Retail	0.3
Diagnostic Equipment	0.3
Beverages — Wine/Spirits	0.2
Disposable Medical Products	0.2
Medical — Generic Drugs	0.2
Textile — Products	0.2
Auto — Heavy Duty Trucks	0.2
Food — Canned	0.2
Insurance — Multi-line	0.1
Consulting Services	0.1
Telecom Services	0.1
Oil Field Machinery & Equipment	0.1
Energy — Alternate Sources	0.1
Rubber/Plastic Products	0.1
Miscellaneous Manufacturing	0.1
Retail — Jewelry	0.1
Power Converter/Supply Equipment	0.1
Commercial Services	0.1

114.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.1%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	14,200	$1,073,804

Aerospace/Defense - Equipment — 1.1%
Alliant Techsystems, Inc.	13,175	942,408
Curtiss - Wright Corp.	28,061	957,161
GenCorp, Inc.†#	81,497	511,801

		2,411,370

Apparel Manufacturers — 0.8%
Delta Apparel, Inc.†#(1)	36,942	614,346
Hanesbrands, Inc.†	21,875	663,031
Jones Group, Inc.	37,913	465,951

		1,743,328

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	13,382	370,681

Auto/Truck Parts & Equipment - Original — 1.3%
American Axle & Manufacturing Holdings, Inc.†#	75,475	872,491
Modine Manufacturing Co.†	131,315	2,085,282

		2,957,773

Auto/Truck Parts & Equipment - Replacement — 0.5%
Commercial Vehicle Group, Inc.†#	27,918	432,171
Douglas Dynamics, Inc.#	50,188	777,412

		1,209,583

Banks - Commercial — 8.4%
Associated Banc - Corp.#	61,273	863,337
BancorpSouth, Inc.#	62,779	806,082
Bank of Hawaii Corp.	20,550	974,070
BOK Financial Corp.	8,022	425,246
First Citizens BancShares, Inc., Class A	28,483	5,570,990
First Commonwealth Financial Corp.#	125,274	732,853
FirstMerit Corp.#	50,025	814,907
Fulton Financial Corp.#	90,625	1,009,563
Hancock Holding Co.	22,675	732,629
IBERIABANK Corp.#	18,635	1,094,806
Old National Bancorp#	84,246	909,857
Prosperity Bancshares, Inc.#	7,800	341,250
UMB Financial Corp.#	98,217	4,188,955
Wintrust Financial Corp.#	22,639	735,088

		19,199,633

Batteries/Battery Systems — 0.5%
EnerSys†	31,550	1,129,490

Beverages - Wine/Spirits — 0.2%
Central European Distribution Corp.†	44,025	552,954

Building & Construction Products - Misc. — 1.8%
Builders FirstSource, Inc.†#	81,717	197,755
Quanex Building Products Corp.#	120,892	2,398,497
Simpson Manufacturing Co., Inc.#	52,297	1,465,362

		4,061,614

Building - Heavy Construction — 0.4%
Tutor Perini Corp.#	40,237	816,811

Building - Mobile Home/Manufactured Housing — 0.6%
Cavco Industries, Inc.†#	27,127	1,170,801
Thor Industries, Inc.#	7,630	246,449

		1,417,250

Chemicals - Plastics — 0.7%
A. Schulman, Inc.#	58,787	1,498,481

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 0.7%
American Pacific Corp.†(1)	52,148	$347,827
Arch Chemicals, Inc.#	8,468	306,118
OM Group, Inc.†	25,665	956,792

		1,610,737

Coal — 0.4%
James River Coal Co.†#	43,248	947,996

Commercial Services — 0.1%
Medifast, Inc.†#	4,402	117,621

Commercial Services - Finance — 0.3%
TNS, Inc.†	37,855	621,958

Computer Services — 1.1%
CACI International, Inc., Class A†	17,760	1,133,621
DST Systems, Inc.	20,275	1,019,224
Insight Enterprises, Inc.†	17,567	294,599

		2,447,444

Computers - Integrated Systems — 0.5%
NCR Corp.†	57,883	1,129,876

Computers - Memory Devices — 2.1%
Imation Corp.†#	314,435	3,056,308
Quantum Corp.†#	522,115	1,602,893
Spansion, Inc., Class A†	11,485	230,045

		4,889,246

Computers - Periphery Equipment — 0.7%
Lexmark International, Inc., Class A†	23,725	706,531
Synaptics, Inc.†#	29,700	833,085

		1,539,616

Consulting Services — 0.1%
CoreLogic, Inc.†	17,669	319,986

Consumer Products - Misc. — 4.2%
Blyth, Inc.#	63,584	2,898,159
Central Garden & Pet Co.†	27,167	277,647
Central Garden & Pet Co., Class A†#	43,687	439,491
Helen of Troy, Ltd.†	35,175	1,139,318
Jarden Corp.#	28,331	992,718
Prestige Brands Holdings, Inc.†#	72,658	938,015
Scotts Miracle-Gro Co., Class A#	17,200	992,440
Spectrum Brands Holdings, Inc.†	16,982	610,842
WD-40 Co.#	29,199	1,237,454

		9,526,084

Diagnostic Equipment — 0.3%
Immucor, Inc.†	27,481	575,177

Diagnostic Kits — 0.5%
Alere, Inc.†#	26,041	1,041,640

Disposable Medical Products — 0.2%
ICU Medical, Inc.†#	11,247	487,670

Distribution/Wholesale — 0.5%
Owens & Minor, Inc.#	31,450	1,088,170

Diversified Manufacturing Operations — 2.4%
Ameron International Corp.#	7,907	531,192
Barnes Group, Inc.#	46,495	1,120,994
Brink’s Co.	36,775	1,094,056
Griffon Corp.†#	28,101	297,590
Matthews International Corp., Class A#	43,355	1,694,747
Tredegar Corp.#	36,122	700,406

		5,438,985

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Operations/Commercial Services — 0.6%
Viad Corp.#	61,292	$1,386,425

E - Services/Consulting — 0.0%
Websense, Inc.†	4,266	106,010

Electric - Integrated — 4.6%
Allete, Inc.#	141,509	5,643,379
IDACORP, Inc.	24,700	972,439
MGE Energy, Inc.	13,138	547,066
NV Energy, Inc.	67,150	1,058,956
Portland General Electric Co.	44,835	1,164,365
TECO Energy, Inc.	57,725	1,108,320

		10,494,525

Electronic Components - Misc. — 1.5%
AVX Corp.	102,992	1,620,064
Benchmark Electronics, Inc.†	33,434	577,740
Pulse Electronics Corp.	226,282	1,113,307

		3,311,111

Electronic Components - Semiconductors — 2.5%
Amkor Technology, Inc.†	134,033	856,471
DSP Group, Inc.†#	119,362	985,930
Lattice Semiconductor Corp.†#	131,769	868,358
Microsemi Corp.†	45,900	1,012,095
PMC — Sierra, Inc.†	128,600	1,008,224
QLogic Corp.†	54,892	888,152

		5,619,230

Electronic Measurement Instruments — 0.7%
Orbotech, Ltd.†	124,481	1,629,456

Energy - Alternate Sources — 0.1%
BioFuel Energy Corp.†#	436,274	270,490

Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	33,825	1,027,265

Engines - Internal Combustion — 0.4%
Briggs & Stratton Corp.#	43,906	915,440

Enterprise Software/Service — 0.5%
JDA Software Group, Inc.†	34,454	1,138,016

Finance - Investment Banker/Broker — 1.2%
Investment Technology Group, Inc.†#	89,277	1,351,654
Knight Capital Group, Inc., Class A†#	104,316	1,287,259

		2,638,913

Food - Canned — 0.2%
Seneca Foods Corp., Class A†#	13,358	366,410

Food - Misc. — 0.9%
Chiquita Brands International, Inc.†#	32,921	490,523
Corn Products International, Inc.	18,415	1,044,683
Snyders - Lance, Inc.#	27,596	586,691

		2,121,897

Food - Retail — 0.3%
Winn - Dixie Stores, Inc.†#	64,110	584,042

Food - Wholesale/Distribution — 0.4%
Nash Finch Co.#	21,200	796,484

Footwear & Related Apparel — 0.6%
Skechers U.S.A., Inc., Class A†#	17,335	303,016
Wolverine World Wide, Inc.	26,850	1,050,372

		1,353,388

Funeral Services & Related Items — 1.0%
Hillenbrand, Inc.	100,888	2,295,202

Security Description	Shares	Value (Note 2)

Gas - Distribution — 0.5%
Vectren Corp.	37,100	$1,046,962

Gold Mining — 1.7%
Aurizon Mines, Ltd.†	124,034	718,157
Gammon Gold, Inc.†	125,451	1,297,163
Royal Gold, Inc.	29,823	1,849,623

		3,864,943

Home Furnishings — 0.7%
Furniture Brands International, Inc.†#	76,815	367,944
La - Z - Boy, Inc.†#	113,146	1,252,526

		1,620,470

Human Resources — 1.3%
AMN Healthcare Services, Inc.†#	97,915	846,965
Heidrick & Struggles International, Inc.#	98,328	2,059,971

		2,906,936

Insurance - Life/Health — 0.4%
Protective Life Corp.	40,650	981,291

Insurance - Multi-line — 0.1%
Fortegra Financial Corp.†	36,118	340,593

Insurance - Property/Casualty — 1.0%
Hanover Insurance Group, Inc.	19,590	804,365
Stewart Information Services Corp.	131,452	1,376,303

		2,180,668

Insurance - Reinsurance — 1.5%
Argo Group International Holdings, Ltd.#	1,572	46,452
Aspen Insurance Holdings, Ltd.	32,600	875,636
Endurance Specialty Holdings, Ltd.	17,957	729,234
Platinum Underwriters Holdings, Ltd.	20,350	694,749
Validus Holdings, Ltd.	33,630	1,083,895

		3,429,966

Internet Application Software — 0.4%
S1 Corp.†#	134,934	982,320

Investment Companies — 0.7%
Apollo Investment Corp.	84,275	961,578
Kohlberg Capital Corp.	71,670	566,909

		1,528,487

Investment Management/Advisor Services — 0.9%
CIFC Deerfield Corp.†#(1)	31,828	208,473
Waddell & Reed Financial, Inc., Class A	24,690	953,034
Westwood Holdings Group, Inc.#(1)	26,590	966,547

		2,128,054

Machinery - Electrical — 0.5%
Franklin Electric Co., Inc.#	27,571	1,226,910

Machinery - General Industrial — 1.4%
Kadant, Inc.†	109,391	3,218,283

Medical Products — 0.6%
Teleflex, Inc.#	15,450	959,445
West Pharmaceutical Services, Inc.#	11,034	512,860

		1,472,305

Medical Sterilization Products — 0.4%
STERIS Corp.	28,325	1,022,249

Medical - Biomedical/Gene — 0.7%
Cambrex Corp.†#	144,937	708,742
Charles River Laboratories International, Inc.†	24,450	945,726

		1,654,468

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 0.3%
Lannett Co., Inc.†#	84,778	$451,867
PharMerica Corp.†#	27,190	335,524

		787,391

Medical - Generic Drugs — 0.2%
Par Pharmaceutical Cos., Inc.†	12,379	425,342

Medical - HMO — 0.4%
Healthspring, Inc.†#	23,190	1,016,882

Medical - Hospitals — 0.5%
LifePoint Hospitals, Inc.†#	26,900	1,129,800

Medical - Outpatient/Home Medical — 0.6%
Amedisys, Inc.†#	28,898	904,507
Amsurg Corp.†	18,323	474,749

		1,379,256

Metal Processors & Fabrication — 3.3%
Mueller Industries, Inc.	172,221	6,403,177
Worthington Industries, Inc.#	48,523	1,059,257

		7,462,434

Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	8,114	159,359

Multimedia — 0.4%
Meredith Corp.#	28,900	913,529

Networking Products — 0.7%
ADPT Corp.†	509,028	1,491,452

Non - Ferrous Metals — 0.4%
Thompson Creek Metals Co., Inc.†	76,100	826,446

Office Supplies & Forms — 0.6%
ACCO Brands Corp.†#	152,740	1,267,742

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	22,925	993,570

Oil Companies - Exploration & Production — 3.5%
Bill Barrett Corp.†#	17,145	764,153
Comstock Resources, Inc.†#	59,576	1,791,450
Contango Oil & Gas Co.†#	16,715	1,035,661
Energy XXI Bermuda, Ltd.†#	12,135	416,352
Northern Oil And Gas, Inc.†#	12,527	251,793
Stone Energy Corp.†	57,808	1,864,886
Swift Energy Co.†	23,244	911,862
W&T Offshore, Inc.#	38,222	989,950

		8,026,107

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc.†#	8,533	283,210

Oil Refining & Marketing — 0.5%
Tesoro Corp.†#	42,882	1,046,321

Oil-Field Services — 1.5%
Cal Dive International, Inc.†#	331,707	2,159,412
Superior Energy Services, Inc.†	25,700	962,979
Willbros Group, Inc.†#	28,190	280,209

		3,402,600

Paper & Related Products — 2.4%
Clearwater Paper Corp.†	12,145	839,098
Neenah Paper, Inc.#	110,356	2,559,156
P.H. Glatfelter Co.	53,741	828,149
Schweitzer - Mauduit International, Inc.#	16,712	880,388
Wausau Paper Corp.#	63,556	435,994

		5,542,785

Security Description	Shares	Value (Note 2)

Physicians Practice Management — 0.4%
Mednax, Inc.†	13,360	$1,004,004

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	10,564	156,875

Precious Metals — 0.7%
Coeur d’Alene Mines Corp.†#	36,548	1,007,628
Minefinders Corp.†#	36,989	494,173

		1,501,801

Printing - Commercial — 0.0%
Cenveo, Inc.†#	12,988	84,162

Private Corrections — 0.4%
Geo Group, Inc.†	36,914	907,715

Publishing - Books — 0.3%
Courier Corp.#	62,078	700,861

Publishing - Newspapers — 0.4%
AH Belo Corp., Class A	137,967	1,000,261

Publishing - Periodicals — 0.0%
Dex One Corp.†#	30,230	70,738

Racetracks — 0.4%
International Speedway Corp., Class A	31,500	901,215

Real Estate Investment Trusts — 3.6%
Anworth Mortgage Asset Corp.	123,000	891,750
Brandywine Realty Trust	84,250	1,075,030
CBL & Associates Properties, Inc.#	57,700	1,110,148
CommonWealth REIT	36,643	956,382
Hospitality Properties Trust	41,625	1,027,305
Medical Properties Trust, Inc.#	84,717	1,047,102
Omega Healthcare Investors, Inc.	47,075	1,002,227
Pennsylvania Real Estate Investment Trust	69,325	1,189,617

		8,299,561

Recreational Centers — 0.3%
Life Time Fitness, Inc.†#	20,571	756,807

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	34,900	984,529

Retail-Apparel/Shoe — 2.3%
Ascena Retail Group, Inc.†	21,165	708,181
Christopher & Banks Corp.#	62,737	375,795
Collective Brands, Inc.†	62,479	974,672
Genesco, Inc.†#	33,271	1,496,862
Kenneth Cole Productions, Inc., Class A†#	91,334	1,140,762
Men’s Wearhouse, Inc.#	17,223	592,988

		5,289,260

Retail - Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†#	29,063	79,633

Retail - Convenience Store — 0.6%
Casey’s General Stores, Inc.#	35,475	1,470,439

Retail - Jewelry — 0.1%
Zale Corp.†#	25,409	159,060

Retail - Restaurants — 2.0%
Brinker International, Inc.	40,975	1,056,335
Denny’s Corp.†#	395,375	1,617,084
Ruby Tuesday, Inc.†#	17,748	188,129
Sonic Corp.†#	85,268	979,729
Wendy’s/Arby’s Group, Inc., Class A#	164,529	827,581

		4,668,858

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.	42,225	$1,020,156

Rubber/Plastic Products — 0.1%
Plastec Technologies, Ltd.†(2)	25,038	200,304

Savings & Loans/Thrifts — 0.6%
Provident New York Bancorp.#	40,404	372,121
Washington Federal, Inc.	58,125	923,606

		1,295,727

Semiconductor Components - Integrated Circuits — 0.6%
Exar Corp.†	199,803	1,270,747

Semiconductor Equipment — 0.9%
ATMI, Inc.†	102,245	1,962,082

Telecom Services — 0.1%
Aviat Networks, Inc.†#	64,821	302,714

Telecommunication Equipment — 0.8%
Arris Group, Inc.†	75,238	849,437
Plantronics, Inc.#	28,025	1,025,155

		1,874,592

Textile - Products — 0.2%
Dixie Group, Inc.†(1)	101,394	424,841

Tobacco — 0.4%
Universal Corp.#	21,259	896,492

Toys — 0.4%
Jakks Pacific, Inc.†#	47,475	941,429

Transactional Software — 0.6%
ACI Worldwide, Inc†	45,009	1,456,941

Transport - Equipment & Leasing — 0.5%
Aircastle, Ltd.#	79,252	993,820
GATX Corp.#	5,306	210,754

		1,204,574

Transport - Marine — 0.4%
Diana Shipping, Inc.†#	82,675	949,936
Horizon Lines, Inc., Class A#	51,494	57,673

		1,007,609

Transport - Services — 0.5%
Ryder System, Inc.	20,300	1,116,500

Transport - Truck — 0.5%
Arkansas Best Corp.#	50,799	1,244,068

Web Portals/ISP — 0.9%
EarthLink, Inc.#	245,719	1,939,952

Wire & Cable Products — 0.4%
General Cable Corp.†#	21,767	908,772

Total Common Stock
(cost $198,590,610)		219,141,692

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.1%
Computers - Memory Devices — 0.1%
Quantum Corp. Senior Sub. Notes 3.50% due 11/15/15* (cost $98,000)	$98,000	$103,969

WARRANTS — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)† (cost $0)	19,280	4,820

Total Long-Term Investment Securities
(cost $198,688,610)		219,250,481

SHORT-TERM INVESTMENT SECURITIES — 18.1%
Collective Investment Pool — 14.7%
Securities Lending Quality Trust(3)	33,492,730	33,444,432

Time Deposits — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	7,892,000	7,892,000

Total Short-Term Investment Securities
(cost $41,384,730)		41,336,432

TOTAL INVESTMENTS
(cost $240,073,340)(4)	114.3%	260,586,913
Liabilities in excess of other assets	(14.3)	(32,636,394)

NET ASSETS —	100.0%	$227,950,519

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2011, the aggregate value of these securities was $103,969 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At May 31, 2011, the aggregate value of these securities was $2,562,034 representing 1.1% of net assets.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2.)
(4)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$19,199,633	$—	$—	$19,199,633
Other Industries*	199,741,755	200,304	—	199,942,059
Convertible Bonds & Notes	—	103,969	—	103,969
Warrants	4,820	—	—	4,820
Short-Term Investment Securities:
Collective Investment Pool	—	33,444,432	—	33,444,432
Time Deposits	—	7,892,000	—	7,892,000

Total	$218,946,208	$41,640,705	$—	$260,586,913

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$205,165
Accrued discounts/premiums	—
Realized gain (loss)	(867,523)
Change in unrealized appreciation (depreciation)(1)	779,635
Net purchases (sales)	(117,277)
Transfers in and/or out of Level 3	—

Balance as of 5/31/2011	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2011 includes:

Common Stock
$—

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	12.1%
Medical Products	4.3
Medical Instruments	3.2
Medical — Biomedical/Gene	3.1
Commercial Services-Finance	3.1
Retail — Apparel/Shoe	2.9
Electronic Components — Semiconductors	2.5
Machinery — General Industrial	2.5
Footwear & Related Apparel	2.3
Time Deposits	2.1
Vitamins & Nutrition Products	2.0
Medical — Drugs	2.0
Pharmacy Services	1.9
Enterprise Software/Service	1.8
Hotels/Motels	1.6
Networking Products	1.6
Internet Infrastructure Software	1.6
Oil Companies — Exploration & Production	1.6
Food — Misc.	1.6
Consumer Products — Misc.	1.6
Printing — Commercial	1.5
Home Furnishings	1.5
Semiconductor Components — Integrated Circuits	1.5
Medical — HMO	1.3
Communications Software	1.3
Web Hosting/Design	1.3
Computer Services	1.3
Telecom Equipment — Fiber Optics	1.3
E-Marketing/Info	1.3
Retail — Restaurants	1.3
Semiconductor Equipment	1.2
Commercial Services	1.2
Computer Aided Design	1.2
Oil Field Machinery & Equipment	1.2
Banks — Commercial	1.2
Food — Wholesale/Distribution	1.2
Medical Labs & Testing Services	1.1
Machinery — Farming	1.1
Transport — Rail	1.1
Cellular Telecom	1.1
Retail — Discount	1.1
Dental Supplies & Equipment	1.1
Machine Tools & Related Products	1.1
Retail — Auto Parts	1.1
Aerospace/Defense — Equipment	1.1
Lasers — System/Components	1.0
Instruments — Controls	1.0
Transport — Truck	1.0
Agricultural Chemicals	0.9
Internet Connectivity Services	0.9
Office Furnishings — Original	0.8
Auto — Heavy Duty Trucks	0.8
Internet Application Software	0.8
Advanced Materials	0.8
Exchange — Traded Funds	0.8
Filtration/Separation Products	0.8
Finance — Consumer Loans	0.8
Finance — Other Services	0.8
Data Processing/Management	0.8
Telecommunication Equipment	0.8
Retail — Catalog Shopping	0.8
Physicians Practice Management	0.8
Schools	0.8
Disposable Medical Products	0.7
Retail — Video Rentals	0.7
Metal Processors & Fabrication	0.7
Chemicals — Diversified	0.7
Batteries/Battery Systems	0.7
Industrial Audio & Video Products	0.6

Diversified Manufacturing Operations	0.6
Retail — Petroleum Products	0.6
Chemicals — Specialty	0.6
Non — Ferrous Metals	0.6
Distribution/Wholesale	0.6
Gambling (Non — Hotel)	0.6
Human Resources	0.6
Wire & Cable Products	0.6
Cosmetics & Toiletries	0.5
Casino Services	0.5
Transactional Software	0.5
Ultra Sound Imaging Systems	0.5
Medical — Generic Drugs	0.5
Computers — Integrated Systems	0.5
Oil — Field Services	0.5
Virtual Reality Products	0.5
Physical Therapy/Rehabilitation Centers	0.5
Telecom Services	0.5
Retail — Perfume & Cosmetics	0.4
Therapeutics	0.4
Auto/Truck Parts & Equipment — Original	0.4
Patient Monitoring Equipment	0.4
Internet Security	0.4
Food — Canned	0.4
E-Commerce/Services	0.4
Internet Content — Information/News	0.4
Wireless Equipment	0.4
Theaters	0.4
Finance — Investment Banker/Broker	0.3
Audio/Video Products	0.3
B2B/E-Commerce	0.3
Building & Construction Products — Misc.	0.3
Applications Software	0.3

120.7%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 105.7%
Advanced Materials — 0.8%
Hexcel Corp.†#	46,414	$959,377

Aerospace/Defense - Equipment — 1.1%
BE Aerospace, Inc.†	35,200	1,317,184

Agricultural Chemicals — 0.9%
Intrepid Potash, Inc.†#	34,112	1,098,065

Applications Software — 0.3%
RealPage, Inc.†#	10,401	306,309

Audio/Video Products — 0.3%
DTS, Inc.†#	8,900	410,112

Auto - Heavy Duty Trucks — 0.8%
Navistar International Corp.†#	14,900	981,463

Auto/Truck Parts & Equipment - Original — 0.4%
Titan International, Inc.#	18,500	508,565

B2B/E - Commerce — 0.3%
SPS Commerce, Inc.†	22,146	369,838

Banks - Commercial — 1.2%
SVB Financial Group†#	23,900	1,419,182

Batteries/Battery Systems — 0.7%
EnerSys†#	22,700	812,660

Building & Construction Products - Misc. — 0.3%
Interline Brands, Inc.†#	18,255	337,170

Casino Services — 0.5%
Shuffle Master, Inc.†#	58,100	632,709

Cellular Telecom — 1.1%
NII Holdings, Inc.†	31,350	1,368,741

Chemicals - Diversified — 0.7%
Rockwood Holdings, Inc.†	15,670	824,085

Chemicals - Specialty — 0.6%
Cytec Industries, Inc.	13,500	758,565

Commercial Services — 1.2%
HMS Holdings Corp.†#	11,100	866,466
Steiner Leisure, Ltd.†	12,600	630,000

		1,496,466

Commercial Services - Finance — 3.1%
Cardtronics, Inc.†#	45,800	1,014,012
Dollar Financial Corp.†#	40,916	929,202
Moody’s Corp.#	45,500	1,815,905

		3,759,119

Communications Software — 1.3%
SolarWinds, Inc.†	65,700	1,619,505

Computer Aided Design — 1.2%
ANSYS, Inc.†#	24,950	1,431,382

Computer Services — 1.3%
Keyw Holding Corp.†	42,049	474,313
LivePerson, Inc.†#	40,970	485,904
Syntel, Inc.#	11,700	630,279

		1,590,496

Computers - Integrated Systems — 0.5%
Radiant Systems, Inc.†	27,800	583,800

Consumer Products - Misc. — 1.6%
SodaStream International, Ltd.†#	8,000	464,880
Tupperware Brands Corp.	21,450	1,404,117

		1,868,997

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.†#	21,000	$645,330

Data Processing/Management — 0.8%
Pegasystems, Inc.#	24,950	931,883

Dental Supplies & Equipment — 1.1%
Sirona Dental Systems, Inc.†#	24,950	1,348,797

Disposable Medical Products — 0.7%
Merit Medical Systems, Inc.†	44,750	877,995

Distribution/Wholesale — 0.6%
MWI Veterinary Supply, Inc.†#	8,650	729,195

Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.#	32,200	776,342

E - Commerce/Services — 0.4%
Netflix, Inc.†#	1,700	460,360

E - Marketing/Info — 1.3%
comScore, Inc.†#	31,647	888,331
Constant Contact, Inc.†#	15,429	371,068
ReachLocal, Inc.†#	14,800	310,652

		1,570,051

Electronic Components - Semiconductors — 2.5%
Cavium Networks, Inc.†#	24,150	1,074,192
Inphi Corp.†	25,548	506,872
Mellanox Technologies, Ltd.†	15,400	475,552
Silicon Image, Inc.†#	50,700	384,306
Volterra Semiconductor Corp.†#	24,900	614,283

		3,055,205

Enterprise Software/Service — 1.8%
Concur Technologies, Inc.†#	8,800	439,736
Taleo Corp., Class A†#	28,300	1,056,439
Ultimate Software Group†#	13,051	735,815

		2,231,990

Filtration/Separation Products — 0.8%
Polypore International, Inc.†	14,606	957,423

Finance - Consumer Loans — 0.8%
Portfolio Recovery Associates, Inc.†#	10,800	935,496

Finance - Investment Banker/Broker — 0.3%
Evercore Partners, Inc., Class A#	11,200	414,512

Finance - Other Services — 0.8%
Higher One Holdings, Inc.†#	22,700	347,991
MarketAxess Holdings, Inc.#	24,400	584,624

		932,615

Food - Canned — 0.4%
TreeHouse Foods, Inc.†	7,700	469,161

Food - Misc. — 1.6%
Diamond Foods, Inc.#	25,650	1,909,129

Food - Wholesale/Distribution — 1.2%
United Natural Foods, Inc.†	32,600	1,418,426

Footwear & Related Apparel — 2.3%
CROCS, Inc.†#	60,900	1,384,257
Deckers Outdoor Corp.†#	7,800	710,580
Iconix Brand Group, Inc.†#	28,800	711,360

		2,806,197

Gambling (Non - Hotel) — 0.6%
Pinnacle Entertainment, Inc.†#	49,100	713,423

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Home Furnishings — 1.5%
Tempur - Pedic International, Inc.†#	27,850	$1,811,364

Hotels/Motels — 1.6%
Gaylord Entertainment Co.†#	19,000	612,750
Intercontinental Hotels Group PLC ADR#	63,600	1,369,308

		1,982,058

Human Resources — 0.6%
Team Health Holdings, Inc.†	31,000	694,400

Industrial Audio & Video Products — 0.6%
Imax Corp.†	20,900	777,689

Instruments - Controls — 1.0%
Sensata Technologies Holding NV†	33,650	1,220,822

Internet Application Software — 0.8%
Lionbridge Technologies, Inc.†#	85,700	277,668
Vocus, Inc.†#	25,232	687,320

		964,988

Internet Connectivity Services — 0.9%
Boingo Wireless, Inc.†	23,036	215,387
Cogent Communications Group, Inc.†	52,800	821,040

		1,036,427

Internet Content - Information/News — 0.4%
Dice Holdings, Inc.†	31,100	459,347

Internet Infrastructure Software — 1.6%
F5 Networks, Inc.†#	12,950	1,470,861
support.com, Inc.†#	99,334	476,803

		1,947,664

Internet Security — 0.4%
Sourcefire, Inc.†#	18,100	483,451

Lasers - System/Components — 1.0%
Rofin - Sinar Technologies, Inc.†	34,400	1,243,216

Machine Tools & Related Products — 1.1%
Kennametal, Inc.#	32,050	1,337,447

Machinery - Farming — 1.1%
AGCO Corp.†	26,600	1,374,422

Machinery - General Industrial — 2.5%
Chart Industries, Inc.†#	27,850	1,352,953
Roper Industries, Inc.#	16,500	1,377,255
Tennant Co.	8,100	312,903

		3,043,111

Medical Instruments — 3.2%
Dexcom, Inc.†#	58,910	929,011
Edwards Lifesciences Corp.†#	7,700	683,221
Natus Medical, Inc.†#	32,977	553,684
NuVasive, Inc.†#	26,900	908,951
Volcano Corp.†	26,700	839,181

		3,914,048

Medical Labs & Testing Services — 1.1%
Covance, Inc.†#	23,400	1,377,324

Medical Products — 4.3%
CareFusion Corp.†	45,500	1,318,590
Cooper Cos., Inc.	19,750	1,479,472
Cyberonics, Inc.†#	36,800	1,201,520
PSS World Medical, Inc.†#	20,800	607,776
Zoll Medical Corp.†#	10,300	626,343

		5,233,701

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	36,100	$1,711,862
Cubist Pharmaceuticals, Inc.†#	11,000	423,830
Exact Sciences Corp.†#	65,700	490,122
Incyte Corp., Ltd.†#	31,000	549,630
United Therapeutics Corp.†#	9,750	629,557

		3,805,001

Medical - Drugs — 2.0%
Ardea Biosciences, Inc.†	7,600	189,924
Pharmasset, Inc.†#	5,200	531,440
Salix Pharmaceuticals, Ltd.†#	41,400	1,657,242

		2,378,606

Medical - Generic Drugs — 0.5%
Par Pharmaceutical Cos., Inc.†	17,350	596,146

Medical - HMO — 1.3%
Coventry Health Care, Inc.†	46,050	1,620,039

Metal Processors & Fabrication — 0.7%
RBC Bearings, Inc.†#	20,700	828,000

Networking Products — 1.6%
LogMeIn, Inc.†#	45,050	1,960,576

Non - Ferrous Metals — 0.6%
Materion Corp.†#	18,952	751,826

Office Furnishings - Original — 0.8%
Interface, Inc. Class A#	52,250	1,005,813

Oil Companies - Exploration & Production — 1.6%
Georesources, Inc.†#	17,500	433,475
Goodrich Petroleum Corp.†#	43,000	879,350
Petrohawk Energy Corp.†	23,400	619,398

		1,932,223

Oil Field Machinery & Equipment — 1.2%
Dril - Quip, Inc.†	19,250	1,427,965

Oil - Field Services — 0.5%
Matrix Service Co.†#	43,490	581,461

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	23,800	501,704

Pharmacy Services — 1.9%
Catalyst Health Solutions, Inc.†#	23,050	1,406,741
SXC Health Solutions Corp.†	15,000	884,100

		2,290,841

Physical Therapy/Rehabilitation Centers — 0.5%
U.S. Physical Therapy, Inc.	21,700	558,558

Physicians Practice Management — 0.8%
IPC The Hospitalist Co., Inc.†#	17,964	912,212

Printing - Commercial — 1.5%
Consolidated Graphics, Inc.†	10,700	590,533
VistaPrint NV†#	25,300	1,244,254

		1,834,787

Retail - Apparel/Shoe — 2.9%
Chico’s FAS, Inc.#	90,850	1,370,018
DSW, Inc., Class A†#	29,800	1,494,470
Lululemon Athletica, Inc.†	6,450	585,660

		3,450,148

Retail - Auto Parts — 1.1%
O’Reilly Automotive, Inc.†	21,950	1,319,415

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Catalog Shopping — 0.8%
MSC Industrial Direct Co., Class A	13,200	$917,532

Retail - Discount — 1.1%
Dollar Tree, Inc.†	21,450	1,367,223

Retail - Perfume & Cosmetics — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†#	9,300	520,614

Retail - Petroleum Products — 0.6%
World Fuel Services Corp.	21,204	775,642

Retail - Restaurants — 1.3%
Buffalo Wild Wings, Inc.†#	24,150	1,512,756

Retail - Video Rentals — 0.7%
Coinstar, Inc.†#	15,700	834,141

Schools — 0.8%
K12, Inc.†#	26,100	908,280

Semiconductor Components - Integrated Circuits — 1.5%
Power Integrations, Inc.#	49,100	1,807,862

Semiconductor Equipment — 1.2%
Varian Semiconductor Equipment Associates, Inc.†	24,400	1,498,526

Telecom Equipment - Fiber Optics — 1.3%
Ciena Corp.†#	33,400	893,450
Finisar Corp.†	28,200	677,364

		1,570,814

Telecom Services — 0.5%
Knology, Inc.†#	35,060	547,287

Telecommunication Equipment — 0.8%
ShoreTel, Inc.†#	84,100	925,100

Theaters — 0.4%
National CineMedia, Inc.#	24,469	435,793

Therapeutics — 0.4%
Questcor Pharmaceuticals, Inc.†	22,300	514,461

Transactional Software — 0.5%
Innerworkings, Inc.†#	71,100	602,217

Transport - Rail — 1.1%
Kansas City Southern†	23,250	1,369,193

Transport - Truck — 1.0%
Forward Air Corp.#	17,389	610,354
Knight Transportation, Inc.#	34,100	583,110

		1,193,464

Ultra Sound Imaging Systems — 0.5%
SonoSite, Inc.†#	16,700	596,357

Security Description	Shares/ Principal Amount	Value (Note 2)

Virtual Reality Products — 0.5%
RealD, Inc.†#	20,700	$565,110

Vitamins & Nutrition Products — 2.0%
Herbalife, Ltd.	31,000	1,744,680
Vitamin Shoppe, Inc.†#	17,246	702,430

		2,447,110

Web Hosting/Design — 1.3%
Equinix, Inc.†	10,100	1,024,140
NIC, Inc.#	44,173	576,899

		1,601,039

Wire & Cable Products — 0.6%
General Cable Corp.†#	15,900	663,825

Wireless Equipment — 0.4%
Aruba Networks, Inc.†	16,100	457,562

Total Common Stock
(cost $103,093,567)		127,926,028

EXCHANGE - TRADED FUNDS — 0.8%
iShares Russell 2000 Growth Index Fund (cost $947,154)	9,828	952,333

Total Long-Term Investment Securities
(cost $104,040,721)		128,878,361

SHORT-TERM INVESTMENT SECURITIES — 14.2%
Collective Investment Pool — 12.1%
Securities Lending Quality Trust(1)	14,696,300	14,675,770

Time Deposits — 2.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11	$2,560,000	2,560,000

Total Short-Term Investment Securities
(cost $17,256,300)		17,235,770

TOTAL INVESTMENTS
(cost $121,297,021)(2)	120.7%	146,114,131
Liabilities in excess of other assets	(20.7%)	(25,080,769)

NET ASSETS	100.0%	$121,033,362

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$127,926,028	$—	$—	$127,926,028
Exchange Traded Funds	952,333	—	—	952,333
Short-Term Investment Securities:
Collective Investment Pool	—	14,675,770	—	14,675,770
Time Deposits	—	2,560,000	—	2,560,000

Total	$128,878,361	$17,235,770	$—	$146,114,131

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	6.5%
Collective Investment Pool	4.6
Diversified Banking Institutions	4.2
Medical — Drugs	4.0
Diversified Manufacturing Operations	3.9
Computers	3.5
Electric — Integrated	2.9
Oil Companies — Exploration & Production	2.8
Telephone — Integrated	2.7
Medical Products	2.6
Banks — Super Regional	2.5
Beverages — Non-alcoholic	2.3
Cosmetics & Toiletries	2.1
Electronic Components — Semiconductors	2.0
Applications Software	2.0
Computer Services	1.9
Tobacco	1.8
Multimedia	1.6
Real Estate Investment Trusts	1.6
Oil — Field Services	1.6
Retail — Discount	1.5
Retail — Restaurants	1.2
Web Portals/ISP	1.2
Aerospace/Defense	1.2
Food — Misc.	1.2
Enterprise Software/Service	1.2
Medical — Biomedical/Gene	1.2
Insurance — Multi-line	1.2
Cable/Satellite TV	1.2
Wireless Equipment	1.1
Commercial Services — Finance	1.1
Insurance — Reinsurance	1.1
Medical — HMO	1.1
Transport — Services	1.0
Networking Products	0.9
Chemicals — Diversified	0.9
Transport — Rail	0.9
Computers — Memory Devices	0.8
Medical Instruments	0.8
Retail — Drug Store	0.8
Retail — Building Products	0.7
Aerospace/Defense — Equipment	0.7
Investment Management/Advisor Services	0.7
Insurance — Life/Health	0.7
E-Commerce/Services	0.6
Machinery — Construction & Mining	0.6
E-Commerce/Products	0.6
Banks — Fiduciary	0.6
Finance — Credit Card	0.5
Repurchase Agreements	0.5
Insurance — Property/Casualty	0.5
Pipelines	0.5
Industrial Gases	0.5
Auto — Cars/Light Trucks	0.5
Pharmacy Services	0.4
Oil Field Machinery & Equipment	0.4
Banks — Commercial	0.4
Agricultural Chemicals	0.4
Medical — Wholesale Drug Distribution	0.4
Metal — Copper	0.4
Consumer Products — Misc.	0.4
Electric Products — Misc.	0.4
Finance — Other Services	0.3
Retail — Major Department Stores	0.3
Retail — Apparel/Shoe	0.3
Instruments — Scientific	0.3
Machinery — Farming	0.3
Food — Retail	0.3
Telecom Equipment — Fiber Optics	0.3

Apparel Manufacturers	0.3
Oil & Gas Drilling	0.3
Coal	0.3
Insurance Brokers	0.3
Chemicals — Specialty	0.3
Athletic Footwear	0.3
Semiconductor Equipment	0.3
Gas — Distribution	0.2
Hotels/Motels	0.2
Non-Hazardous Waste Disposal	0.2
Gold Mining	0.2
Retail — Regional Department Stores	0.2
Distribution/Wholesale	0.2
Auto/Truck Parts & Equipment — Original	0.2
Oil Refining & Marketing	0.2
Electronic Measurement Instruments	0.2
Metal Processors & Fabrication	0.2
Cellular Telecom	0.2
Data Processing/Management	0.2
Finance — Investment Banker/Broker	0.2
Steel — Producers	0.2
Internet Security	0.2
Engines — Internal Combustion	0.2
Agricultural Operations	0.2
Semiconductor Components — Integrated Circuits	0.2
Paper & Related Products	0.2
Medical Labs & Testing Services	0.2
Office Automation & Equipment	0.2
Advertising Agencies	0.2
Television	0.1
Food — Wholesale/Distribution	0.1
Medical — Generic Drugs	0.1
Auto — Heavy Duty Trucks	0.1
Food — Confectionery	0.1
Engineering/R&D Services	0.1
Metal — Aluminum	0.1
Electronic Forms	0.1
Broadcast Services/Program	0.1
Cruise Lines	0.1
Retail — Auto Parts	0.1
Tools — Hand Held	0.1
Internet Infrastructure Software	0.1
Toys	0.1
Vitamins & Nutrition Products	0.1
Retail — Bedding	0.1
Metal — Iron	0.1
Retail — Office Supplies	0.1
Retail — Consumer Electronics	0.1
Containers — Metal/Glass	0.1
Industrial Automated/Robotic	0.1
Beverages — Wine/Spirits	0.1
U.S. Government Treasuries	0.1
Casino Hotels	0.1
Commercial Services	0.1
Computer Aided Design	0.1
Food — Meat Products	0.1
Savings & Loans/Thrifts	0.1
Retail — Jewelry	0.1
Electronic Connectors	0.1
Disposable Medical Products	0.1
Computers — Integrated Systems	0.1
Airlines	0.1
Building — Residential/Commercial	0.1
Finance — Consumer Loans	0.1
Retail — Automobile	0.1
Dental Supplies & Equipment	0.1
Motorcycle/Motor Scooter	0.1
Electronics — Military	0.1
Medical Information Systems	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Electric — Generation	0.1%
Schools	0.1
Entertainment Software	0.1
Dialysis Centers	0.1
Telecommunication Equipment	0.1
Machinery — General Industrial	0.1
Coatings/Paint	0.1
Real Estate Management/Services	0.1
Containers — Paper/Plastic	0.1
Hazardous Waste Disposal	0.1
Brewery	0.1
Steel — Specialty	0.1
Diversified Operations	0.1
Machinery — Pumps	0.1
Energy — Alternate Sources	0.1
Filtration/Separation Products	0.1
Appliances	0.1

104.4%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	140,500	$1,676,165
Omnicom Group, Inc.	81,600	3,816,432

		5,492,597

Aerospace/Defense — 1.2%
Boeing Co.	211,400	16,495,542
General Dynamics Corp.	107,000	7,941,540
Lockheed Martin Corp.	82,400	6,418,960
Northrop Grumman Corp.#	83,700	5,464,773
Raytheon Co.	103,300	5,204,254
Rockwell Collins, Inc.	44,500	2,720,285

		44,245,354

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	36,100	3,151,169
United Technologies Corp.	264,300	23,197,611

		26,348,780

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	20,500	3,152,490
Monsanto Co.	154,100	10,947,264

		14,099,754

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	183,000	5,931,030

Airlines — 0.1%
Southwest Airlines Co.	227,200	2,687,776

Apparel Manufacturers — 0.3%
Coach, Inc.	84,900	5,404,734
Polo Ralph Lauren Corp.	18,800	2,383,276
VF Corp.#	24,900	2,481,783

		10,269,793

Appliances — 0.1%
Whirlpool Corp.#	21,800	1,826,840

Applications Software — 2.0%
Citrix Systems, Inc.†	53,900	4,722,718
Compuware Corp.†	62,800	639,932
Intuit, Inc.†	78,200	4,220,454
Microsoft Corp.	2,123,400	53,106,234
Red Hat, Inc.†	55,400	2,415,440
Salesforce.com, Inc.†#	34,000	5,176,840

		70,281,618

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	109,900	9,281,055

Audio/Video Products — 0.0%
Harman International Industries, Inc.	20,000	959,400

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.†	1,086,300	16,207,596

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	104,900	5,245,000

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	194,500	7,702,200

Banks - Commercial — 0.4%
BB&T Corp.	199,500	5,494,230
First Horizon National Corp.#	75,600	794,556
M&T Bank Corp.#	35,900	3,169,970
Marshall & Ilsley Corp.	152,200	1,217,600
Regions Financial Corp.	361,200	2,550,072
Zions Bancorporation#	52,600	1,253,458

		14,479,886

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	356,600	$10,024,026
Northern Trust Corp.	69,500	3,390,905
State Street Corp.	144,200	6,600,034

		20,014,965

Banks - Super Regional — 2.5%
Capital One Financial Corp.	131,300	7,134,842
Comerica, Inc.	50,800	1,834,388
Fifth Third Bancorp	263,600	3,442,616
Huntington Bancshares, Inc.	247,900	1,636,140
KeyCorp	273,100	2,313,157
PNC Financial Services Group, Inc.	150,900	9,419,178
SunTrust Banks, Inc.	153,800	4,326,394
US Bancorp	551,900	14,128,640
Wells Fargo & Co.	1,512,800	42,918,136

		87,153,491

Beverages - Non - alcoholic — 2.3%
Coca - Cola Co.	658,900	44,021,109
Coca - Cola Enterprises, Inc.	94,800	2,738,772
Dr Pepper Snapple Group, Inc.	64,300	2,649,160
PepsiCo, Inc.	455,600	32,402,272

		81,811,313

Beverages - Wine/Spirits — 0.1%
Brown - Forman Corp., Class B	29,600	2,145,408
Constellation Brands, Inc., Class A†	50,500	1,108,980

		3,254,388

Brewery — 0.1%
Molson Coors Brewing Co., Class B	45,600	2,127,240

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	80,900	3,524,004
Scripps Networks Interactive Inc., Class A	26,000	1,311,180

		4,835,184

Building Products - Wood — 0.0%
Masco Corp.#	102,800	1,464,900

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	80,700	982,926
Lennar Corp., Class A#	46,100	874,978
Pulte Group, Inc.†#	96,500	814,460

		2,672,364

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	66,800	2,372,736
Comcast Corp., Class A	797,300	20,123,852
DIRECTV, Class A†	227,900	11,454,254
Time Warner Cable, Inc.	98,600	7,613,892

		41,564,734

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	21,800	3,194,136

Casino Services — 0.0%
International Game Technology	85,800	1,479,192

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	75,800	1,356,820
Sprint Nextel Corp.†	858,700	5,023,395

		6,380,215

Chemicals - Diversified — 0.9%
Dow Chemical Co.	335,400	12,118,002
E.I. du Pont de Nemours & Co.	264,700	14,108,510
FMC Corp.	20,500	1,729,175
PPG Industries, Inc.	46,100	4,089,070

		32,044,757

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Specialty — 0.3%
Eastman Chemical Co.	20,300	$2,148,755
Ecolab, Inc.	66,800	3,665,984
International Flavors & Fragrances, Inc.	23,000	1,473,380
Sigma - Aldrich Corp.	35,000	2,460,150

		9,748,269

Coal — 0.3%
Consol Energy, Inc.	65,000	3,332,550
Massey Energy Co.#	29,700	1,960,200
Peabody Energy Corp.	77,700	4,767,672

		10,060,422

Coatings/Paint — 0.1%
Sherwin - Williams Co.	25,600	2,248,704

Commercial Services — 0.1%
Iron Mountain, Inc.#	57,500	1,955,575
Quanta Services, Inc.†	61,900	1,222,525

		3,178,100

Commercial Services - Finance — 1.1%
Automatic Data Processing, Inc.	142,600	7,858,686
Equifax, Inc.#	35,200	1,330,208
H&R Block, Inc.#	87,700	1,420,740
Mastercard, Inc., Class A	27,800	7,979,990
Moody’s Corp.#	57,300	2,286,843
Paychex, Inc.#	92,400	2,984,520
Total System Services, Inc.#	46,700	868,620
Visa, Inc., Class A	139,200	11,283,552
Western Union Co.	185,700	3,817,992

		39,831,151

Computer Aided Design — 0.1%
Autodesk, Inc.†	65,700	2,823,786

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A†	87,400	6,645,896
Computer Sciences Corp.	44,500	1,775,105
International Business Machines Corp.	350,200	59,159,286

		67,580,287

Computers — 3.5%
Apple, Inc.†	264,600	92,035,818
Dell, Inc.†	482,300	7,755,384
Hewlett - Packard Co.	624,500	23,343,810

		123,135,012

Computers - Integrated Systems — 0.1%
Teradata Corp.†	48,300	2,694,657

Computers - Memory Devices — 0.8%
EMC Corp.†	594,000	16,911,180
NetApp, Inc.†	105,600	5,783,712
SanDisk Corp.†	68,000	3,231,360
Western Digital Corp.†	66,500	2,437,225

		28,363,477

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	22,600	673,028

Consulting Services — 0.0%
SAIC, Inc.†#	84,400	1,482,064

Consumer Products - Misc. — 0.4%
Clorox Co.#	39,500	2,783,960
Fortune Brands, Inc.	44,100	2,854,593
Kimberly - Clark Corp.	116,100	7,929,630

		13,568,183

Security Description	Shares	Value (Note 2)

Containers - Metal/Glass — 0.1%
Ball Corp.	48,600	$1,920,186
Owens - Illinois, Inc.†	47,000	1,509,640

		3,429,826

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.#	30,700	1,016,784
Sealed Air Corp.	45,700	1,173,576

		2,190,360

Cosmetics & Toiletries — 2.1%
Avon Products, Inc.	123,400	3,666,214
Colgate - Palmolive Co.	141,800	12,411,754
Estee Lauder Cos., Inc., Class A	32,900	3,372,579
Procter & Gamble Co.	804,300	53,888,100

		73,338,647

Cruise Lines — 0.1%
Carnival Corp.	123,900	4,808,559

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	14,300	1,147,003
Fidelity National Information Services, Inc.	76,500	2,461,770
Fiserv, Inc.†	41,900	2,703,388

		6,312,161

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	40,800	1,600,992
Patterson Cos., Inc.	27,500	951,088

		2,552,080

Dialysis Centers — 0.1%
DaVita, Inc.†	27,600	2,319,780

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	24,400	2,727,432

Distribution/Wholesale — 0.2%
Fastenal Co.	84,600	2,807,028
Genuine Parts Co.	45,300	2,482,440
WW Grainger, Inc.	16,800	2,537,976

		7,827,444

Diversified Banking Institutions — 4.2%
Bank of America Corp.	2,906,500	34,151,375
Citigroup, Inc.	834,400	34,335,560
Goldman Sachs Group, Inc.	149,500	21,039,135
JPMorgan Chase & Co.	1,143,900	49,462,236
Morgan Stanley	443,900	10,724,624

		149,712,930

Diversified Manufacturing Operations — 3.9%
3M Co.	204,400	19,291,272
Danaher Corp.	155,200	8,463,056
Dover Corp.	53,600	3,603,528
Eaton Corp.	97,800	5,053,326
General Electric Co.	3,049,300	59,888,252
Honeywell International, Inc.	225,200	13,410,660
Illinois Tool Works, Inc.	143,100	8,202,492
Ingersoll - Rand PLC#	94,600	4,720,540
ITT Corp.	52,800	3,042,336
Leggett & Platt, Inc.	42,000	1,084,860
Parker Hannifin Corp.	46,500	4,131,525
Textron, Inc.#	79,300	1,814,384
Tyco International, Ltd.	136,000	6,711,600

		139,417,831

Diversified Operations — 0.1%
Leucadia National Corp.#	56,800	2,014,128

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E - Commerce/Products — 0.6%
Amazon.com, Inc.†	102,300	$20,121,387

E - Commerce/Services — 0.6%
eBay, Inc.†	328,100	10,226,877
Expedia, Inc.#	57,500	1,610,575
Netflix, Inc.†#	12,600	3,412,080
priceline.com, Inc.†	14,100	7,264,179

		22,513,711

Electric Products - Misc. — 0.4%
Emerson Electric Co.	216,600	11,815,530
Molex, Inc.#	39,700	1,086,589

		12,902,119

Electric - Generation — 0.1%
AES Corp.†	190,100	2,463,696

Electric - Integrated — 2.9%
Ameren Corp.	69,100	2,052,961
American Electric Power Co., Inc.	138,100	5,275,420
CMS Energy Corp.#	72,400	1,443,656
Consolidated Edison, Inc.#	83,800	4,446,428
Constellation Energy Group, Inc.	57,400	2,134,132
Dominion Resources, Inc.	166,800	7,959,696
DTE Energy Co.	48,700	2,513,894
Duke Energy Corp.	381,700	7,156,875
Edison International	93,600	3,684,096
Entergy Corp.	51,400	3,502,910
Exelon Corp.	190,100	7,955,685
FirstEnergy Corp.	120,100	5,358,862
Integrys Energy Group, Inc.#	22,400	1,172,416
NextEra Energy, Inc.	120,900	7,006,155
Northeast Utilities	50,700	1,786,668
Pepco Holdings, Inc.	64,600	1,290,062
PG&E Corp.	113,800	4,936,644
Pinnacle West Capital Corp.	31,200	1,412,112
PPL Corp.	162,100	4,569,599
Progress Energy, Inc.	84,300	4,014,366
Public Service Enterprise Group, Inc.	145,300	4,867,550
SCANA Corp.#	32,700	1,329,909
Southern Co.	242,800	9,731,424
TECO Energy, Inc.	61,700	1,184,640
Wisconsin Energy Corp.	67,100	2,098,217
Xcel Energy, Inc.	138,600	3,428,964

		102,313,341

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc.	56,300	1,214,954

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†#	165,300	1,434,804
Altera Corp.	91,900	4,419,471
Broadcom Corp., Class A†	136,600	4,914,868
Intel Corp.	1,576,000	35,475,760
LSI Corp.†	176,900	1,324,981
MEMC Electronic Materials, Inc.†	66,100	695,372
Microchip Technology, Inc.#	54,100	2,138,573
Micron Technology, Inc.†	246,300	2,512,260
National Semiconductor Corp.	69,200	1,697,476
NVIDIA Corp.†#	166,800	3,342,672
Texas Instruments, Inc.	336,600	11,881,980
Xilinx, Inc.#	75,000	2,676,000

		72,514,217

Electronic Connectors — 0.1%
Amphenol Corp., Class A	50,500	2,730,030

Security Description	Shares	Value (Note 2)

Electronic Forms — 0.1%
Adobe Systems, Inc.†	145,300	$5,031,739

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	99,100	4,942,117
FLIR Systems, Inc.#	45,800	1,655,670

		6,597,787

Electronics - Military — 0.1%
L - 3 Communications Holdings, Inc.	30,500	2,490,325

Energy - Alternate Sources — 0.1%
First Solar, Inc.†#	15,500	1,925,875

Engineering/R&D Services — 0.1%
Fluor Corp.	50,700	3,494,751
Jacobs Engineering Group, Inc.†	36,300	1,671,978

		5,166,729

Engines - Internal Combustion — 0.2%
Cummins, Inc.	56,800	5,977,632

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	51,300	2,864,079
CA, Inc.	109,900	2,571,660
Oracle Corp.	1,117,200	38,230,584

		43,666,323

Entertainment Software — 0.1%
Electronic Arts, Inc.†	96,000	2,343,360

Filtration/Separation Products — 0.1%
Pall Corp.	33,200	1,862,520

Finance - Consumer Loans — 0.1%
SLM Corp.	151,300	2,578,152

Finance - Credit Card — 0.5%
American Express Co.	300,400	15,500,640
Discover Financial Services	156,600	3,733,344

		19,233,984

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	286,800	5,165,268
E*Trade Financial Corp.†#	72,300	1,143,063

		6,308,331

Finance - Other Services — 0.3%
CME Group, Inc.	19,200	5,486,592
IntercontinentalExchange, Inc.†	21,100	2,545,715
NASDAQ OMX Group, Inc.†	43,000	1,097,360
NYSE Euronext	75,000	2,730,750

		11,860,417

Food - Confectionery — 0.1%
Hershey Co.	44,400	2,474,412
J.M. Smucker Co.	34,200	2,711,376

		5,185,788

Food - Dairy Products — 0.0%
Dean Foods Co.†	52,600	730,088

Food - Meat Products — 0.1%
Hormel Foods Corp.#	39,800	1,167,334
Tyson Foods, Inc., Class A	85,600	1,628,112

		2,795,446

Food - Misc. — 1.2%
Campbell Soup Co.#	52,400	1,820,900
ConAgra Foods, Inc.	117,400	2,985,482
General Mills, Inc.	182,600	7,262,002

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc. (continued)
H.J. Heinz Co.#	92,400	$5,074,608
Kellogg Co.	72,300	4,120,377
Kraft Foods, Inc., Class A	502,200	17,561,934
McCormick & Co., Inc.#	38,200	1,917,258
Sara Lee Corp.	168,000	3,284,400

		44,026,961

Food - Retail — 0.3%
Kroger Co.	182,600	4,532,132
Safeway, Inc.#	105,700	2,610,790
SUPERVALU, Inc.#	60,900	624,834
Whole Foods Market, Inc.	42,400	2,593,184

		10,360,940

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	167,300	5,388,733

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	122,000	2,358,260
Nicor, Inc.#	13,100	719,976
NiSource, Inc.#	80,200	1,628,060
Sempra Energy	69,100	3,812,247

		8,518,543

Gold Mining — 0.2%
Newmont Mining Corp.	141,700	8,015,969

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	24,500	2,182,705

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	83,500	1,487,135

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	83,500	3,157,135
Starwood Hotels & Resorts Worldwide, Inc.	55,200	3,366,096
Wyndham Worldwide Corp.	49,800	1,733,538

		8,256,769

Human Resources — 0.0%
Monster Worldwide, Inc.†#	37,400	576,708
Robert Half International, Inc.#	42,000	1,157,940

		1,734,648

Independent Power Producers — 0.0%
NRG Energy, Inc.†#	71,100	1,760,436

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	40,900	3,399,199

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	61,700	5,867,053
Airgas, Inc.	20,400	1,409,232
Praxair, Inc.	87,100	9,218,664

		16,494,949

Instruments - Scientific — 0.3%
PerkinElmer, Inc.	32,600	902,694
Thermo Fisher Scientific, Inc.†	112,200	7,343,490
Waters Corp.†	26,200	2,582,272

		10,828,456

Insurance Brokers — 0.3%
AON Corp.	95,700	4,990,755
Marsh & McLennan Cos., Inc.	156,200	4,790,654

		9,781,409

Insurance - Life/Health — 0.7%
Aflac, Inc.	135,000	6,451,650

Security Description	Shares	Value (Note 2)

Insurance - Life/Health (continued)
Lincoln National Corp.	90,700	$2,662,045
Principal Financial Group, Inc.	92,100	2,879,967
Prudential Financial, Inc.	139,600	8,903,688
Torchmark Corp.	22,400	1,485,120
Unum Group	88,900	2,338,959

		24,721,429

Insurance - Multi - line — 1.2%
ACE, Ltd.	96,400	6,634,248
Allstate Corp.	152,100	4,772,898
American International Group, Inc.†#(1)	125,000	3,562,500
Assurant, Inc.	28,700	1,061,613
Cincinnati Financial Corp.#	46,800	1,423,656
Genworth Financial, Inc., Class A†	140,700	1,563,177
Hartford Financial Services Group, Inc.	127,700	3,403,205
Loews Corp.	90,300	3,794,406
MetLife, Inc.	303,000	13,362,300
XL Group PLC	89,300	2,112,838

		41,690,841

Insurance - Property/Casualty — 0.5%
Chubb Corp.#	84,800	5,562,032
Progressive Corp.	189,500	4,102,675
Travelers Cos., Inc.	123,800	7,685,504

		17,350,211

Insurance - Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	497,100	39,305,697

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	53,700	1,822,309
F5 Networks, Inc.†	23,200	2,635,056

		4,457,365

Internet Security — 0.2%
Symantec Corp.†	219,200	4,285,360
VeriSign, Inc.	49,800	1,743,996

		6,029,356

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	70,800	4,335,084
BlackRock, Inc.	27,500	5,652,900
Federated Investors, Inc., Class B#	26,600	681,758
Franklin Resources, Inc.	41,600	5,390,528
Invesco, Ltd.	132,200	3,261,374
Janus Capital Group, Inc.#	53,400	551,622
Legg Mason, Inc.	43,700	1,478,808
T. Rowe Price Group, Inc.#	74,400	4,709,520

		26,061,594

Linen Supply & Related Items — 0.0%
Cintas Corp.#	36,300	1,192,455

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	183,500	19,414,300
Joy Global, Inc.	30,100	2,698,465

		22,112,765

Machinery - Farming — 0.3%
Deere & Co.	120,900	10,407,072

Machinery - General Industrial — 0.1%
Roper Industries, Inc.#	27,400	2,287,078

Machinery - Pumps — 0.1%
Flowserve Corp.	16,000	1,939,680

Medical Information Systems — 0.1%
Cerner Corp.†	20,600	2,474,060

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.8%
Boston Scientific Corp.†	437,500	$3,141,250
Edwards Lifesciences Corp.†	33,000	2,928,090
Intuitive Surgical, Inc.†	11,200	3,908,800
Medtronic, Inc.	307,100	12,498,970
St. Jude Medical, Inc.	93,500	4,737,645

		27,214,755

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†#	28,700	2,893,821
Quest Diagnostics, Inc.	44,700	2,611,374

		5,505,195

Medical Products — 2.6%
Baxter International, Inc.	166,400	9,904,128
Becton, Dickinson and Co.	63,500	5,559,425
CareFusion Corp.†	64,100	1,857,618
Covidien PLC	141,800	7,799,000
Hospira, Inc.†	47,900	2,648,391
Johnson & Johnson	785,500	52,856,295
Stryker Corp.	96,600	6,027,840
Varian Medical Systems, Inc.†	34,500	2,330,130
Zimmer Holdings, Inc.†	55,200	3,740,352

		92,723,179

Medical - Biomedical/Gene — 1.2%
Amgen, Inc.†	267,800	16,212,612
Biogen Idec, Inc.†	69,200	6,555,316
Celgene Corp.†	133,500	8,131,485
Gilead Sciences, Inc.†	228,400	9,533,416
Life Technologies Corp.†	51,700	2,686,849

		43,119,678

Medical - Drugs — 4.0%
Abbott Laboratories	444,400	23,219,900
Allergan, Inc.	87,800	7,263,694
Bristol - Myers Squibb Co.	488,900	14,060,764
Cephalon, Inc.†#	21,700	1,729,273
Eli Lilly & Co.	292,600	11,259,248
Forest Laboratories, Inc.†	82,200	2,960,844
Merck & Co., Inc.	885,400	32,538,450
Pfizer, Inc.	2,296,000	49,249,200

		142,281,373

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	125,500	2,954,897
Watson Pharmaceuticals, Inc.†	36,100	2,323,035

		5,277,932

Medical - HMO — 1.1%
Aetna, Inc.	110,400	4,822,272
CIGNA Corp.	77,900	3,886,431
Coventry Health Care, Inc.†	43,000	1,512,740
Humana, Inc.†	48,400	3,897,652
UnitedHealth Group, Inc.	314,100	15,375,195
WellPoint, Inc.	107,800	8,426,726

		37,921,016

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	139,500	890,010

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	78,700	3,244,014
Cardinal Health, Inc.	100,400	4,560,168
McKesson Corp.	73,000	6,249,530

		14,053,712

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	41,200	$6,472,520

Metal - Aluminum — 0.1%
Alcoa, Inc.	305,200	5,130,412

Metal - Copper — 0.4%
Freeport - McMoRan Copper & Gold, Inc.	271,800	14,035,752

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.	38,900	3,528,230

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.	67,600	2,512,016

Multimedia — 1.6%
McGraw - Hill Cos., Inc.	88,100	3,741,607
News Corp., Class A	655,800	12,027,372
Time Warner, Inc.#	313,800	11,431,734
Viacom, Inc., Class B	171,400	8,640,274
Walt Disney Co.	545,400	22,705,002

		58,545,989

Networking Products — 0.9%
Cisco Systems, Inc.	1,587,500	26,670,000
Juniper Networks, Inc.†	153,600	5,623,296

		32,293,296

Non - Ferrous Metals — 0.0%
Titanium Metals Corp.#	25,900	485,107

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	88,200	2,780,064
Waste Management, Inc.#	136,500	5,307,120

		8,087,184

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.#	58,500	1,397,565
Xerox Corp.	401,900	4,103,399

		5,500,964

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	30,700	1,299,838

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.#	20,000	1,473,400
Helmerich & Payne, Inc.	30,500	1,911,740
Nabors Industries, Ltd.†	82,200	2,292,558
Noble Corp.#	72,400	3,031,388
Rowan Cos., Inc.†	36,300	1,439,295

		10,148,381

Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	142,500	11,331,600
Apache Corp.	109,900	13,693,540
Cabot Oil & Gas Corp.#	29,900	1,756,625
Chesapeake Energy Corp.	188,900	5,920,126
Denbury Resources, Inc.†	115,200	2,529,792
Devon Energy Corp.	122,600	10,306,982
EOG Resources, Inc.	76,900	8,392,866
EQT Corp.	42,800	2,318,904
Newfield Exploration Co.†	38,600	2,879,174
Noble Energy, Inc.	50,500	4,706,600
Occidental Petroleum Corp.	233,400	25,172,190
Pioneer Natural Resources Co.#	33,400	3,066,788
QEP Resources, Inc.	50,600	2,201,100
Range Resources Corp.	46,100	2,577,912
Southwestern Energy Co.†	99,900	4,372,623

		101,226,822

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated — 6.5%
Chevron Corp.	576,500	$60,480,615
ConocoPhillips	410,600	30,064,132
Exxon Mobil Corp.	1,424,000	118,861,280
Hess Corp.	86,300	6,820,289
Marathon Oil Corp.	204,000	11,050,680
Murphy Oil Corp.	55,400	3,816,506

		231,093,502

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	70,300	3,350,498
FMC Technologies, Inc.†	69,000	3,079,470
National Oilwell Varco, Inc.	120,900	8,774,922

		15,204,890

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	34,600	1,400,954
Tesoro Corp.†#	41,100	1,002,840
Valero Energy Corp.	163,400	4,493,500

		6,897,294

Oil - Field Services — 1.6%
Baker Hughes, Inc.	124,700	9,219,071
Halliburton Co.	262,300	13,154,345
Schlumberger, Ltd.	390,800	33,499,376

		55,872,792

Paper & Related Products — 0.2%
International Paper Co.	126,300	3,943,086
MeadWestvaco Corp.	48,400	1,646,568

		5,589,654

Pharmacy Services — 0.4%
Express Scripts, Inc.†#	151,700	9,035,252
Medco Health Solutions, Inc.†	116,100	6,949,746

		15,984,998

Pipelines — 0.5%
El Paso Corp.	219,800	4,626,790
Oneok, Inc.#	30,700	2,182,463
Spectra Energy Corp.	186,300	5,140,017
Williams Cos., Inc.	168,300	5,282,937

		17,232,207

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.#	59,300	1,265,462

Publishing - Newspapers — 0.0%
Gannett Co., Inc.#	68,800	981,088
Washington Post Co., Class B#	1,500	615,885

		1,596,973

Quarrying — 0.0%
Vulcan Materials Co.#	37,100	1,502,179

Real Estate Investment Trusts — 1.6%
Apartment Investment & Management Co., Class A	33,900	906,147
AvalonBay Communities, Inc.#	24,700	3,286,829
Boston Properties, Inc.	41,000	4,442,350
Equity Residential	84,400	5,218,452
HCP, Inc.	115,200	4,370,688
Health Care REIT, Inc.	50,600	2,691,414
Host Hotels & Resorts, Inc.	195,400	3,435,132
Kimco Realty Corp.	116,700	2,276,817
Plum Creek Timber Co., Inc.#	46,500	1,884,180
ProLogis#	163,800	2,712,528
Public Storage	40,100	4,745,434
Simon Property Group, Inc.	85,300	10,070,518

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Ventas, Inc.	46,800	$2,639,520
Vornado Realty Trust	46,900	4,614,022
Weyerhaeuser Co.	154,300	3,323,622

		56,617,653

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	83,600	2,209,548

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	25,100	1,901,827
Gap, Inc.	118,800	2,304,720
Limited Brands, Inc.	76,000	3,036,960
Ross Stores, Inc.	34,200	2,803,032
Urban Outfitters, Inc.†#	36,700	1,117,882

		11,164,421

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	7,700	2,263,800
O’Reilly Automotive, Inc.†#	40,500	2,434,455

		4,698,255

Retail - Automobile — 0.1%
AutoNation, Inc.†#	18,400	645,840
CarMax, Inc.†#	64,800	1,921,968

		2,567,808

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	73,200	3,944,748

Retail - Building Products — 0.7%
Home Depot, Inc.	470,600	17,073,368
Lowe’s Cos., Inc.	396,300	9,566,682

		26,640,050

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†#	40,400	1,130,392

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.#	94,000	2,985,440
RadioShack Corp.#	30,400	479,104

		3,464,544

Retail - Discount — 1.5%
Big Lots, Inc.†	21,700	724,997
Costco Wholesale Corp.	125,400	10,342,992
Family Dollar Stores, Inc.	36,300	2,023,362
Target Corp.	203,300	10,069,449
Wal - Mart Stores, Inc.	562,600	31,066,772

		54,227,572

Retail - Drug Store — 0.8%
CVS Caremark Corp.	392,900	15,201,301
Walgreen Co.	264,900	11,557,587

		26,758,888

Retail - Jewelry — 0.1%
Tiffany & Co.	36,300	2,746,458

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.	68,000	2,409,240
Nordstrom, Inc.#	48,200	2,257,206
Sears Holdings Corp.†#	12,500	887,500
TJX Cos., Inc.	113,700	6,028,374

		11,582,320

Retail - Office Supplies — 0.1%
Staples, Inc.	206,600	3,475,012

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	84,000	$4,472,160
Macy’s, Inc.	121,600	3,511,808

		7,983,968

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	8,900	2,572,723
Darden Restaurants, Inc.	39,700	2,010,805
McDonald’s Corp.	299,600	24,429,384
Starbucks Corp.	214,200	7,880,418
Yum! Brands, Inc.	134,200	7,423,944

		44,317,274

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†	69,800	1,237,554

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	151,300	1,381,369
People’s United Financial, Inc.#	104,000	1,388,400

		2,769,769

Schools — 0.1%
Apollo Group, Inc., Class A†	35,400	1,455,294
DeVry, Inc.	17,700	953,145

		2,408,439

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	86,000	3,540,620
Linear Technology Corp.#	65,100	2,251,809

		5,792,429

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	378,900	5,221,242
KLA - Tencor Corp.	48,000	2,068,800
Novellus Systems, Inc.†	25,900	939,393
Teradyne, Inc.†#	53,200	851,732

		9,081,167

Steel - Producers — 0.2%
AK Steel Holding Corp.	31,700	485,010
Nucor Corp.#	90,700	3,840,238
United States Steel Corp.#	41,300	1,904,343

		6,229,591

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	30,400	2,036,800

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	449,600	9,059,440
JDS Uniphase Corp.†	64,400	1,300,236

		10,359,676

Telecommunication Equipment — 0.1%
Harris Corp.#	36,700	1,814,448
Tellabs, Inc.	104,100	475,737

		2,290,185

Telephone - Integrated — 2.7%
AT&T, Inc.	1,697,600	53,576,256
CenturyLink, Inc.	171,000	7,385,490
Frontier Communications Corp.#	285,400	2,525,790
Verizon Communications, Inc.	812,100	29,990,853
Windstream Corp.	144,800	1,947,560

		95,425,949

Television — 0.1%
CBS Corp., Class B	193,100	5,397,145

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.8%
Altria Group, Inc.	600,800	$16,858,448
Lorillard, Inc.	41,800	4,818,704
Philip Morris International, Inc.	516,100	37,030,175
Reynolds American, Inc.#	97,100	3,862,638

		62,569,965

Tools - Hand Held — 0.1%
Snap - On, Inc.	16,700	1,007,344
Stanley Black & Decker, Inc.	48,000	3,546,240

		4,553,584

Toys — 0.1%
Hasbro, Inc.#	39,400	1,802,156
Mattel, Inc.	100,100	2,642,140

		4,444,296

Transport - Rail — 0.9%
CSX Corp.	106,400	8,437,520
Norfolk Southern Corp.	102,300	7,499,613
Union Pacific Corp.	141,000	14,800,770

		30,737,903

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.#	47,700	3,826,494
Expeditors International of Washington, Inc.	60,900	3,216,738
FedEx Corp.	90,500	8,474,420
Ryder System, Inc.	14,700	808,500
United Parcel Service, Inc., Class B	283,500	20,834,415

		37,160,567

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	58,800	3,986,052

Web Portals/ISP — 1.2%
Google, Inc., Class A†	72,000	38,089,440
Yahoo!, Inc.†	376,000	6,222,800

		44,312,240

Wireless Equipment — 1.1%
American Tower Corp., Class A†	114,200	6,335,816
Motorola Mobility Holdings, Inc.†	84,500	2,124,330
Motorola Solutions, Inc.†	96,700	4,629,029
QUALCOMM, Inc.	472,000	27,654,480

		40,743,655

Total Common Stock
(cost $2,647,879,392)		3,523,447,471

WARRANTS — 0.0%
Insurance - Property/Casualty — 0.0%
American International Group, Inc.†(1) (cost $17)	1	9

Total Long-Term Investment Securities
(cost $2,647,879,409)		3,523,447,480

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Collective Investment Pool — 4.6%
Securities Lending Quality Trust(2)(3)	164,135,066	163,768,441

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/16/11(4)	$3,200,000	3,199,900

Total Short-Term Investment Securities
(cost $167,334,966)		166,968,341

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $18,043,000)	$18,043,000	$18,043,000

TOTAL INVESTMENTS
(cost $2,833,257,375)(6)	104.4%	3,708,458,821
Liabilities in excess of other assets	(4.4)	(156,851,425)

NET ASSETS —	100.0%	$3,551,607,396

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	At May 31, 2011, the Fund had loaned securities with a total value of $166,649,548. This was secured by collateral of $164,135,066, which was received in cash and subsequently invested in short-term investments currently valued at $163,768,441 as reported in the portfolio of investments. The remaining collateral with a value of $4,880,367 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.31% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.29%	01/10/13
United States Treasury Bills	zero coupon	06/23/11
United States Treasury Notes/Bonds	0.75% to 4.25%	10/31/11 to 02/15/20

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2011	Unrealized Appreciation (Depreciation)
443	Long	S&P 500 E Mini Index	June 2011	$29,476,219	$29,767,385	$291,166

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies - Integrated	$231,093,502	$—	$—	$231,093,502
Other Industries*	3,292,353,969	—	—	3,292,353,969
Warrants	9	—	—	9
Short-Term Investment Securities:
Collective Investment Pool	—	163,768,441	—	163,768,441
U.S. Government Treasuries	—	3,199,900	—	3,199,900
Repurchase Agreement	—	18,043,000	—	18,043,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	291,166	—	—	291,166

Total	$3,523,738,646	$185,011,341	$—	$3,708,749,987

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2011 (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	8.5%
Oil Companies — Integrated	7.0
Diversified Banking Institutions	6.9
Banks — Super Regional	6.5
Oil Companies — Exploration & Production	4.8
Medical — Drugs	4.7
Medical Products	4.0
Electric — Integrated	3.2
Telephone — Integrated	3.0
Electronic Components — Semiconductors	2.8
Investment Management/Advisor Services	2.7
Chemicals — Diversified	2.4
Insurance — Multi-line	2.1
Food — Misc.	2.0
Cable/Satellite TV	2.0
Agricultural Chemicals	1.9
Semiconductor Components — Integrated Circuits	1.9
Tools — Hand Held	1.8
Insurance Brokers	1.6
Steel — Producers	1.6
Medical — HMO	1.4
Repurchase Agreements	1.4
Oil — Field Services	1.3
Tobacco	1.3
Medical — Hospitals	1.3
Insurance — Property/Casualty	1.3
Insurance — Life/Health	1.2
Medical — Generic Drugs	1.2
Applications Software	1.2
Retail — Building Products	1.2
Retail — Drug Store	1.1
Retail — Regional Department Stores	1.1
Beverages — Non-alcoholic	1.1
Aerospace/Defense	1.1
Medical — Biomedical/Gene	1.0
Brewery	1.0
Toys	1.0
Auto — Heavy Duty Trucks	0.9
Computers	0.9
Networking Products	0.8
Insurance — Reinsurance	0.8
Retail — Major Department Stores	0.7
Non — Hazardous Waste Disposal	0.7
Containers — Metal/Glass	0.6
Rubber — Tires	0.6
Food — Wholesale/Distribution	0.6
Retail — Office Supplies	0.5
Television	0.5
Auto — Cars/Light Trucks	0.4
Wireless Equipment	0.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense — 1.1%
Boeing Co.	21,057	$1,643,078

Agricultural Chemicals — 1.9%
CF Industries Holdings, Inc.	8,519	1,310,052
Mosaic Co.	22,694	1,607,870

		2,917,922

Applications Software — 1.2%
Microsoft Corp.	74,804	1,870,848

Auto - Cars/Light Trucks — 0.4%
General Motors Co.†	18,644	593,066

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.	28,520	1,426,000

Banks - Super Regional — 6.5%
PNC Financial Services Group, Inc.	48,768	3,044,098
US Bancorp	83,283	2,132,045
Wells Fargo & Co.	164,211	4,658,666

		9,834,809

Beverages - Non-alcoholic — 1.1%
PepsiCo, Inc.	23,582	1,677,152

Brewery — 1.0%
Molson Coors Brewing Co., Class B	32,134	1,499,051

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	118,239	2,984,352

Chemicals - Diversified — 2.4%
Dow Chemical Co.	57,643	2,082,641
E.I. du Pont de Nemours & Co.	29,012	1,546,340

		3,628,981

Computers — 0.9%
Hewlett - Packard Co.	35,154	1,314,057

Containers - Metal/Glass — 0.6%
Rexam PLC ADR	27,308	909,356

Diversified Banking Institutions — 6.9%
Bank of America Corp.	184,762	2,170,953
Credit Suisse Group AG ADR	34,019	1,466,899
Goldman Sachs Group, Inc.	14,557	2,048,607
JPMorgan Chase & Co.	110,787	4,790,430

		10,476,889

Diversified Manufacturing Operations — 8.5%
3M Co.	15,040	1,419,475
General Electric Co.	172,869	3,395,147
Illinois Tool Works, Inc.	32,597	1,868,460
Ingersoll - Rand PLC	54,734	2,731,227
Textron, Inc.	55,725	1,274,988
Tyco International, Ltd.	46,690	2,304,152

		12,993,449

Electric - Integrated — 3.2%
Edison International	31,454	1,238,030
Entergy Corp.	18,895	1,287,694
NextEra Energy, Inc.	9,620	557,479
Northeast Utilities	38,074	1,341,728
PPL Corp.	17,600	496,144

		4,921,075

Electronic Components - Semiconductors — 2.8%
Intel Corp.	97,262	2,189,367
Xilinx, Inc.	60,001	2,140,836

		4,330,203

Security Description	Shares	Value (Note 2)

Food - Misc. — 2.0%
General Mills, Inc.	30,316	$1,205,667
Kraft Foods, Inc., Class A	51,345	1,795,535

		3,001,202

Food - Wholesale/Distribution — 0.6%
Sysco Corp.	27,085	872,408

Insurance Brokers — 1.6%
Marsh & McLennan Cos., Inc.	81,545	2,500,985

Insurance - Life/Health — 1.2%
Principal Financial Group, Inc.	60,719	1,898,683

Insurance - Multi-line — 2.1%
ACE, Ltd.	46,854	3,224,492

Insurance - Property/Casualty — 1.3%
Chubb Corp.	29,108	1,909,194

Insurance - Reinsurance — 0.8%
Swiss Re Ltd.†	12,352	734,979
Swiss Reinsurance Co., Ltd.†(1)	7,796	465,386

		1,200,365

Investment Management/Advisor Services — 2.7%
Ameriprise Financial, Inc.	28,581	1,750,015
BlackRock, Inc.	11,658	2,396,418

		4,146,433

Medical Products — 4.0%
Baxter International, Inc.	25,230	1,501,690
Covidien PLC	35,962	1,977,910
Johnson & Johnson	23,473	1,579,498
Zimmer Holdings, Inc.†	15,583	1,055,904

		6,115,002

Medical - Biomedical/Gene — 1.0%
Amgen, Inc.†	26,256	1,589,538

Medical - Drugs — 4.7%
Abbott Laboratories	24,000	1,254,000
Merck & Co., Inc.	52,528	1,930,404
Pfizer, Inc.	182,934	3,923,934

		7,108,338

Medical - Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	36,957	1,881,111

Medical - HMO — 1.4%
UnitedHealth Group, Inc.	43,135	2,111,458

Medical - Hospitals — 1.3%
HCA Holdings, Inc.†	55,200	1,925,928

Networking Products — 0.8%
Cisco Systems, Inc.	76,199	1,280,143

Non - Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	34,400	1,084,288

Oil Companies - Exploration & Production — 4.8%
Apache Corp.	13,143	1,637,618
EOG Resources, Inc.	9,440	1,030,282
Occidental Petroleum Corp.	32,670	3,523,459
Southwestern Energy Co.†	27,189	1,190,062

		7,381,421

Oil Companies - Integrated — 7.0%
Chevron Corp.	46,626	4,891,534
Exxon Mobil Corp.	26,097	2,178,317
Marathon Oil Corp.	38,607	2,091,341

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2011 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Royal Dutch Shell PLC ADR	20,200	$1,460,864

		10,622,056

Oil - Field Services — 1.3%
Baker Hughes, Inc.	27,570	2,038,250

Retail - Building Products — 1.2%
Home Depot, Inc.	48,594	1,762,990

Retail - Drug Store — 1.1%
CVS Caremark Corp.	45,094	1,744,687

Retail - Major Department Stores — 0.7%
Nordstrom, Inc.	23,575	1,104,017

Retail - Office Supplies — 0.5%
Staples, Inc.	47,539	799,606

Retail - Regional Department Stores — 1.1%
Kohl’s Corp.	32,233	1,716,085

Rubber - Tires — 0.6%
Goodyear Tire & Rubber Co.†	50,000	886,500

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	39,169	1,612,588
Maxim Integrated Products, Inc.	44,763	1,219,792

		2,832,380

Steel - Producers — 1.6%
Nucor Corp.	17,820	754,499
Steel Dynamics, Inc.	96,981	1,658,375

		2,412,874

Telephone - Integrated — 3.0%
AT&T, Inc.	145,088	4,578,977

Television — 0.5%
CBS Corp., Class B	27,625	772,119

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.3%
Philip Morris International, Inc.	27,682	$1,986,184

Tools - Hand Held — 1.8%
Stanley Black & Decker, Inc.	37,688	2,784,389

Toys — 1.0%
Mattel, Inc.	56,584	1,493,535

Wireless Equipment — 0.4%
Nokia Oyj ADR	79,696	559,466

Total Long - Term Investment Securities
(cost $140,484,178)		150,345,392

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/11, to be repurchased 06/01/11 in the amount of $2,061,001 and collateralized by $2,105,000 of United States Treasury Notes, bearing interest at 0.01%, due 06/06/11 and having an approximate value of $2,104,971 (cost $2,061,000)	$2,061,000	$2,061,000

TOTAL INVESTMENTS
(cost $142,545,178)(2)	100.0%	152,406,392
Other assets less liabilities	0.0	50,238

NET ASSETS	100.0%	$152,456,630

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2011. The aggregate value of these securities was $465,386 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$9,834,809	$—	$—	$9,834,809
Diversified Banking Institutions	10,476,889	—	—	10,476,889
Diversified Manufacturing Operations	12,993,449	—	—	12,993,449
Oil Companies - Integrated	10,622,056	—	—	10,622,056
Other Industries*	105,952,803	465,386	—	106,418,189
Repurchase Agreement	—	2,061,000	—	2,061,000

Total	$149,880,006	$2,526,386	$—	$152,406,392

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2011

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	FOREIGN VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$145,072,242	$474,683,813	$28,897,668	$147,431,332	$283,609,863	$189,710,661	$1,132,271,246
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	855,000	–

Total Investments	145,072,242	474,683,813	28,897,668	147,431,332	283,609,863	190,565,661	1,132,271,246

Cash	335,837	–	701	405,927	–	1,173	–
Foreign cash*	–	–	–	–	–	–	16,659
Receivable for:
Fund shares sold	71,101	412,913	5,223	45,493	14,154	160,646	360,200
Dividends and interest	631,711	453,466	66,983	930,638	506,613	627,043	7,224,143
Investments sold	602,292	2,093,075	278,789	1,335,696	5,125,958	206,846	7,445,306
Securities lending income	–	3,455	–	747	3,923	–	500,294
Prepaid expenses and other assets	21,447	9,215	4,113	9,376	14,314	6,051	10,584
Due from investment adviser for expense reimbursements/fee waivers	–	14,891	3,463	–	40,395	–	–
Variation margin on futures contracts	21,700	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	146,756,330	477,670,828	29,256,940	150,159,209	289,315,220	191,567,420	1,147,828,432

LIABILITIES:
Payable for:
Fund shares reacquired	93,079	42,887	9,746	153,564	87,111	19,726	108,424
Investments purchased	1,448,107	2,346,285	153,688	2,424,704	5,082,588	–	2,870,940
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	61,464	275,619	17,047	60,311	170,659	118,414	593,332
Administrative service fee	8,607	26,099	1,705	8,443	14,939	11,052	62,640
Transfer agent fees and expenses	221	448	156	204	317	221	250
Directors’ fees and expenses	3,688	5,420	2,269	2,773	13,642	4,642	12,869
Other accrued expenses	92,187	102,765	49,288	66,495	79,565	94,028	319,778
Line of credit	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	30,779,315	–	4,790,483	31,890,023	–	72,190,167
Due to custodian	–	–	–	–	14,597	–	4,093,120
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,707,353	33,578,838	233,899	7,506,977	37,353,441	248,083	80,251,520

NET ASSETS	$145,048,977	$444,091,990	$29,023,041	$142,652,232	$251,961,779	$191,319,337	$1,067,576,912

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$131,290	$397,068	$27,081	$145,994	$187,427	$205,594	$1,048,828
Additional paid-in capital	134,788,512	359,509,129	27,947,602	137,213,331	323,584,527	195,567,081	1,045,020,981
Accumulated undistributed net investment income (loss)	3,413,867	42,552	137,190	4,918,501	2,484,503	3,921,915	24,838,257
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(4,689,020)	(36,777,332)	(2,912,300)	(3,661,364)	(109,784,098)	(38,952,163)	(102,724,572)
Unrealized appreciation (depreciation) on investments	11,298,168	120,918,427	3,823,468	4,035,770	35,489,420	30,577,000	99,230,521
Unrealized appreciation (depreciation) on futures contracts and written options contracts	106,160	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	2,146	–	–	–	(90)	162,897
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$145,048,977	$444,091,990	$29,023,041	$142,652,232	$251,961,779	$191,319,337	$1,067,576,912

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,128,979	39,706,819	2,708,141	14,599,405	18,742,739	20,559,408	104,882,790
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.05	$11.18	$10.72	$9.77	$13.44	$9.31	$10.18

* Cost
Investment securities (unaffiliated)	$133,774,074	$353,765,386	$25,074,200	$143,395,562	$248,120,443	$159,133,661	$1,033,040,725

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–	$16,492

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$30,309,407	$–	$7,426,152	$31,427,274	$–	$72,440,618

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2011 — (continued)

	GLOBAL EQUITY FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$276,597,351	$313,418,733	$298,813,723	$564,062,110	$114,383,587	$882,412,172	$94,173,515
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	19,980,000	–	2,145,000

Total Investments	276,597,351	313,418,733	298,813,723	564,062,110	134,363,587	882,412,172	96,318,515

Cash	686	232	122	102,583	614	1,607	611
Foreign cash*	1,595,382	267,130	1,278,286	512,170	–	262,738	–
Receivable for:
Fund shares sold	27,369	134,168	90,018	167,281	106,865	195,072	12,120
Dividends and interest	815,677	617,317	1,147,560	4,878,875	633,564	1,516,151	156,099
Investments sold	1,658,318	872,910	–	788,942	853	13,305,453	2,142,147
Securities lending income	28,156	–	750	77,038	504	23,469	591
Prepaid expenses and other assets	5,857	6,788	30,310	7,991	8,375	22,399	7,601
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	1,916	48,697	22,137
Variation margin on futures contracts	–	–	113,400		–	–	–
Unrealized appreciation on forward foreign currency contracts	117,535	–	–	4,048,938	–	–	–

TOTAL ASSETS	280,846,331	315,317,278	301,474,169	574,645,928	135,116,278	897,787,758	98,659,821

LIABILITIES:
Payable for:
Fund shares reacquired	57,563	30,480	48,279	71,974	82,483	272,066	13,619
Investments purchased	1,452,420	1,176,611	–	400	20,398,750	14,793,287	2,557,740
Accrued foreign tax on capital gains	50,196	–	–	–	–	–	–
Investment advisory and management fees	175,542	192,959	123,431	228,221	46,797	477,637	57,918
Administrative service fee	15,191	18,234	17,280	32,145	6,552	47,240	5,406
Transfer agent fees and expenses	227	64	396	111	479	187	221
Directors’ fees and expenses	3,954	2,929	8,117	6,622	3,331	14,026	2,963
Other accrued expenses	99,332	114,965	118,802	182,436	61,474	177,697	64,703
Line of credit	–	–	–	–	–	–	–
Collateral upon return of securities loaned	21,183,126	–	8,923,707	24,602,250	3,398,004	81,962,917	4,842,955
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	248,537	–		3,021,785	–	20,215	–

TOTAL LIABILITIES	23,286,088	1,536,242	9,240,012	28,145,944	23,997,870	97,765,272	7,545,525

NET ASSETS	$257,560,243	$313,781,036	$292,234,157	$546,499,984	$111,118,408	$800,022,486	$91,114,296

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$301,871	$348,691	$185,061	$448,181	$103,889	$674,857	$71,185
Additional paid-in capital	329,381,085	246,182,494	418,446,220	496,944,869	106,584,768	794,196,186	110,210,920
Accumulated undistributed net investment income (loss)	2,727,191	(2,172,445)	5,209,991	22,310,410	2,650,281	4,835,942	644,033
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(98,989,608)	15,180,470	(151,965,722)	(26,064,480)	(2,089,214)	(141,145,884)	(27,895,986)
Unrealized appreciation (depreciation) on investments	24,281,436	54,235,393	19,807,115	51,722,295	3,868,684	141,466,914	8,084,144
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	507,969	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(91,536)	6,433	43,523	1,138,709	–	(5,529)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(50,196)	–	–	–	–	–	–

NET ASSETS	$257,560,243	$313,781,036	$292,234,157	$546,499,984	$111,118,408	$800,022,486	$91,114,296

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	30,187,073	34,869,055	18,506,130	44,818,058	10,388,895	67,485,659	7,118,539
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.53	$9.00	$15.79	$12.19	$10.70	$11.85	$12.80

* Cost
Investment securities (unaffiliated)	$252,315,915	$259,183,340	$279,006,608	$512,339,815	$110,514,903	$740,945,258	$86,089,371

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,576,296	$263,374	$1,260,094	$513,505	$–	$258,075	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$21,280,806	$–	$8,785,982	$24,978,789	$5,629,037	$81,012,317	$4,772,227

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2011 — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$232,394,816	$346,572,387	$1,099,440,748	$186,910,659	$663,988,181	$159,664,194	$416,902,450
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	–	5,392,000

Total Investments	232,394,816	346,572,387	1,099,440,748	186,910,659	663,988,181	159,664,194	422,294,450

Cash	–	49,310	1,780	98,991	1,579	366	722
Foreign cash*	404,325	–	4,014,509	1,400,533	75,928	–	–
Receivable for:
Fund shares sold	326,416	541,697	805,822	136,179	266,244	73,101	116,196
Dividends and interest	150,873	1,628,156	5,014,671	2,169,306	2,232,919	300,057	359,199
Investments sold	193,009	967,525	71,672	3,969,733	2,582,280	–	3,285,824
Securities lending income	–	–	262,049	–	118,713	2,826	1,845
Prepaid expenses and other assets	7,240	5,400	26,675	7,602	17,952	4,806	16,826
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	76,766	6,792	–
Variation margin on futures contracts	–	–	423,670	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	12,903	–	–	–

TOTAL ASSETS	233,476,679	349,764,475	1,110,061,596	194,705,906	669,360,562	160,052,142	426,075,062

LIABILITIES:
Payable for:
Fund shares reacquired	57,324	32,979	106,478	485,971	225,142	35,356	145,372
Investments purchased	560,207	1,545,757	117,074	4,695,486	2,279,585	–	5,337,318
Accrued foreign tax on capital gains	52,717	–	–	–	–	–	–
Investment advisory and management fees	190,310	141,478	257,657	78,140	473,086	85,613	217,228
Administrative service fee	13,322	20,356	60,291	10,940	36,337	8,561	23,759
Transfer agent fees and expenses	382	74	1,407	219	348	111	210
Directors’ fees and expenses	3,592	2,228	16,602	3,536	11,218	1,614	5,799
Other accrued expenses	78,927	75,103	342,746	84,107	241,796	55,974	105,074
Line of credit	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	–	80,962,461	–	48,373,260	13,889,637	17,263,755
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	3,450,925	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	38,182	–	–	–

TOTAL LIABILITIES	4,407,706	1,817,975	81,864,716	5,396,581	51,640,772	14,076,866	23,098,515

NET ASSETS	$229,068,973	$347,946,500	$1,028,196,880	$189,309,325	$617,719,790	$145,975,276	$402,976,547

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$179,199	$319,560	$1,504,206	$147,206	$512,942	$118,425	$327,347
Additional paid-in capital	157,289,147	325,858,881	1,115,169,886	174,913,588	584,674,573	107,191,086	335,491,486
Accumulated undistributed net investment income (loss)	71,134	5,529,260	23,688,492	3,384,417	8,427,983	1,192,945	1,018,866
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	11,288,168	(3,580,357)	(191,188,370)	1,830,385	(81,804,133)	3,235,017	(3,737,453)
Unrealized appreciation (depreciation) on investments	59,072,592	19,817,010	78,296,851	9,015,136	105,786,736	34,237,372	69,872,705
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,212,804	–	532,101	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	8,646	2,146	193,714	18,593	121,689	431	3,596
Accrued capital gains tax on unrealized appreciation (depreciation)	(52,717)	–	–	–	–	–	–

NET ASSETS	$229,068,973	$347,946,500	$1,028,196,880	$189,309,325	$617,719,790	$145,975,276	$402,976,547

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	17,919,875	31,955,991	150,420,600	14,720,553	51,294,183	11,842,525	32,734,700
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.78	$10.89	$6.84	$12.86	$12.04	$12.33	$12.31

* Cost
Investment securities (unaffiliated)	$173,322,224	$326,755,377	$1,021,143,897	$177,895,523	$558,201,445	$125,426,822	$347,029,745

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$406,045	$–	$3,955,833	$1,377,839	$71,523	$–	$–

@ Premiums received on options written	$4,663,729	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$–	$79,575,256	$–	$53,494,517	$14,199,654	$16,970,166

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2011 — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$2,999,704,397	$370,340,513	$415,551,976	$132,237,295	$961,248,770	$97,348,145	$410,338,162
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	11,588,000	–	67,355,000	3,395,000	–	–	–

Total Investments	3,011,292,397	370,340,513	482,906,976	135,632,295	961,248,770	97,348,145	410,338,162

Cash	765	9,915	2,377	271	–	215	74,903
Foreign cash*	–	152,035	–	–	1,184,730	–	–
Receivable for:
Fund shares sold	427,651	85,010	1,840,369	41,897	74,383	33,050	60,306
Dividends and interest	2,548,091	180,379	50,789	173,383	952,309	20,040	144,221
Investments sold	16,096,307	3,168,042	–	–	8,152,622	–	2,550,969
Securities lending income	59,302	82,955	–	7,384	28,761	5,340	17,153
Prepaid expenses and other assets	48,970	30,314	17,481	5,063	33,858	7,424	15,756
Due from investment adviser for expense reimbursements/fee waivers	–	–	147,921	15,061	–	10,459	51,644
Variation margin on futures contracts	163,383	–	–	66,011	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	3,030,636,866	374,049,163	484,965,913	135,941,365	971,675,433	97,424,673	413,253,114

LIABILITIES:
Payable for:
Fund shares reacquired	471,829	197,236	178,555	299,669	542,624	49,984	345,023
Investments purchased	8,914,660	1,703,624	10,998,103	–	16,049,452	–	1,580,311
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	619,598	196,952	161,537	43,391	660,164	65,024	265,872
Administrative service fee	161,597	20,067	28,269	7,594	52,618	5,355	21,021
Transfer agent fees and expenses	1,688	392	1,782	1,345	1,215	111	221
Directors’ fees and expenses	48,450	4,205	12,397	2,154	23,267	1,112	12,143
Other accrued expenses	364,841	84,509	142,309	88,034	202,302	51,872	109,770
Line of credit	–	–	–	–	–	–	–
Collateral upon return of securities loaned	283,822,348	30,601,248	–	8,339,207	64,844,391	5,925,227	53,348,073
Due to custodian	–	–	–	–	381,493	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	294,405,011	32,808,233	11,522,952	8,781,394	82,757,526	6,098,685	55,682,434

NET ASSETS	$2,736,231,855	$341,240,930	$473,442,961	$127,159,971	$888,917,907	$91,325,988	$357,570,680

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,204,744	$250,521	$4,742,847	$197,130	$505,821	$72,303	$318,572
Additional paid-in capital	2,147,956,431	288,327,547	469,540,756	79,975,720	1,033,495,356	68,825,222	307,366,082
Accumulated undistributed net investment income (loss)	22,361,173	341,436	1,134	509,103	232,642	(3,039)	(6,336)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	100,262,031	(10,479,887)	(841,776)	15,688,326	(306,076,437)	4,463,619	(41,759,676)
Unrealized appreciation (depreciation) on investments	464,624,872	62,798,812	–	30,763,576	160,625,934	17,967,883	91,652,038
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(177,396)	–	–	26,116	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	2,501	–	–	134,591	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$2,736,231,855	$341,240,930	$473,442,961	$127,159,971	$888,917,907	$91,325,988	$357,570,680

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	120,474,420	25,052,056	474,284,739	19,713,023	50,582,059	7,230,255	31,857,190
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.71	$13.62	$1.00	$6.45	$17.57	$12.63	$11.22

* Cost
Investment securities (unaffiliated)	$2,535,079,525	$307,541,701	$415,551,976	$101,473,719	$800,622,836	$79,380,262	$318,686,124

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$150,740	$–	$–	$1,058,274	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$279,710,478	$30,532,105	$–	$8,444,329	$64,079,787	$5,854,270	$52,935,156

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2011 — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,084,978,170	$260,586,913	$146,114,131	$3,686,853,312	$150,345,392
Investment securities, at value (affiliated)*†	–	–	–	3,562,509	–
Repurchase agreements (cost approximates value)	23,198,000	–	–	18,043,000	2,061,000

Total Investments	1,108,176,170	260,586,913	146,114,131	3,708,458,821	152,406,392

Cash	–	1,453	395	352	481
Foreign cash*	–	–	–	–	–
Receivable for:
Fund shares sold	392,084	15,376	56,571	1,390,213	135,984
Dividends and interest	563,865	217,969	50,412	7,630,545	432,158
Investments sold	950,392	1,511,244	893,740	–	–
Securities lending income	112,747	7,013	2,904	56,170	–
Prepaid expenses and other assets	16,818	7,051	9,106	146,350	5,165
Due from investment adviser for expense reimbursements/fee waivers	–	24,074	–	–	8,029
Variation margin on futures contracts	331,246	–	–	310,100	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	1,110,543,322	262,371,093	147,127,259	3,717,992,551	152,988,209

LIABILITIES:
Payable for:
Fund shares reacquired	268,294	111,682	35,426	689,634	33,320
Investments purchased	3,271,030	566,306	9,615,569	–	327,343
Accrued foreign tax on capital gains	–	–	–	–	–
Investment advisory and management fees	247,462	144,740	86,270	771,478	100,563
Administrative service fee	57,400	13,509	7,104	210,565	9,025
Transfer agent fees and expenses	1,407	250	111	1,844	331
Directors’ fees and expenses	17,827	3,367	1,576	88,864	2,458
Other accrued expenses	214,975	87,990	75,146	487,704	58,539
Line of credit	–	–	1,576,395	–	–
Collateral upon return of securities loaned	127,871,088	33,492,730	14,696,300	164,135,066	–
Due to custodian	1,860	–	–	–	–
Call and put options written, at value@	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	131,951,343	34,420,574	26,093,897	166,385,155	531,579

NET ASSETS	$978,591,979	$227,950,519	$121,033,362	$3,551,607,396	$152,456,630

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$627,497	$235,694	$103,288	$1,329,740	$148,249
Additional paid-in capital	880,311,131	250,242,082	106,869,261	2,529,658,355	195,410,668
Accumulated undistributed net investment income (loss)	8,861,548	1,573,892	33,956	55,407,970	1,597,417
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(50,395,788)	(44,614,722)	(10,790,253)	89,718,719	(54,560,918)
Unrealized appreciation (depreciation) on investments	138,888,436	20,513,573	24,817,110	875,201,446	9,861,214
Unrealized appreciation (depreciation) on futures contracts and written options contracts	299,155	–	–	291,166	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$978,591,979	$227,950,519	$121,033,362	$3,551,607,396	$152,456,630

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	62,749,736	23,569,388	10,328,813	132,973,992	14,824,872
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.60	$9.67	$11.72	$26.71	$10.28

* Cost
Investment securities (unaffiliated)	$946,089,734	$240,073,340	$121,297,021	$2,778,569,747	$140,484,178

Investment securities (affiliated)	$–	$–	$–	$36,644,628	$–

Foreign cash	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–

† Including securities on loan	$125,902,536	$32,955,370	$14,422,940	$166,649,548	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2011

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	FOREIGN VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,527,176	$3,504,857	$578,768	$24,869	$4,250,954	$5,128,454	$31,912,158
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	29,133	–	8,347	43,507	–	1,013,291
Interest (unaffiliated)	2,769,300	5,432	75	5,681,563	13,780	2,265	19,506

Total investment income*	4,296,476	3,539,422	578,843	5,714,779	4,308,241	5,130,719	32,944,955

EXPENSES:
Investment advisory and management fees	676,801	3,040,971	165,183	707,547	1,839,882	1,132,539	6,412,988
Administrative service fee	94,752	287,577	16,518	99,056	161,001	105,666	671,715
Transfer agent fees and expenses	1,255	2,101	994	1,224	1,575	1,255	1,591
Custodian fees	138,568	65,512	24,968	44,587	59,444	42,272	533,892
Reports to shareholders	31,778	106,468	4,834	33,312	53,669	88,459	223,739
Audit and tax fees	27,784	26,588	28,535	30,067	26,878	26,415	34,692
Legal fees	3,084	14,542	12,769	11,452	10,694	31,411	43,657
Directors’ fees and expenses	8,185	24,735	3,000	5,682	3,095	3,000	56,973
Interest expense	–	168	–	136	390	–	1,505
Other expenses	19,356	25,219	14,967	11,604	12,924	14,242	33,089

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,001,563	3,593,881	271,768	944,667	2,169,552	1,445,259	8,013,841

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(101,881)	(71,189)	–	(329,545)	(203,019)	–
Fees paid indirectly (Note 7)	(4,981)	(7,722)	(1,748)	–	(15,285)	–	(4,705)

Net expenses	996,582	3,484,278	198,831	944,667	1,824,722	1,242,240	8,009,136

Net investment income (loss)	3,299,894	55,144	380,012	4,770,112	2,483,519	3,888,479	24,935,819

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	12,804,829	42,595,722	360,444	3,880,394	23,492,484	(1,590,989)	35,679,271
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	119,876	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	3,841	–	–	–	47,194	274,693
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	12,924,705	42,599,563	360,444	3,880,394	23,492,484	(1,543,795)	35,953,964

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,409,318	56,773,445	4,674,970	1,502,778	28,303,895	33,290,453	212,211,011
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	56,940	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2)	2,425	–	–	–	(103)	216,973
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,466,256	56,775,870	4,674,970	1,502,778	28,303,895	33,290,350	212,427,984

Net realized and unrealized gain (loss) on investments and foreign currencies	21,390,961	99,375,433	5,035,414	5,383,172	51,796,379	31,746,555	248,381,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,690,855	$99,430,577	$5,415,426	$10,153,284	$54,279,898	$35,635,034	$273,317,767

* Net of foreign withholding taxes on interest and dividends of	$158	$818	$(87)	$324	$12,096	$59,985	$3,432,590

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2011 — (continued)

	GLOBAL EQUITY FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,014,280	$8,093,086	$6,800,992	$7,833,168	$–	$10,858,226	$1,355,842
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	82,783	–	11,169	181,577	10,495	109,680	7,114
Interest (unaffiliated)	740	65,859	8,536	10,611,760	3,380,436	3,821	4,086

Total investment income*	5,097,803	8,158,945	6,820,697	18,626,505	3,390,931	10,971,727	1,367,042

EXPENSES:
Investment advisory and management fees	1,976,527	2,143,457	1,414,460	2,361,312	590,656	5,134,468	636,654
Administrative service fee	170,944	201,846	198,024	331,244	82,692	505,094	59,421
Transfer agent fees and expenses	1,266	1,244	1,589	911	2,299	1,192	1,255
Custodian fees	116,282	160,558	132,780	287,333	13,119	200,245	45,299
Reports to shareholders	78,725	76,363	62,213	102,948	28,688	155,386	20,079
Audit and tax fees	36,351	30,646	31,143	34,202	29,550	27,824	26,799
Legal fees	17,446	3,403	20,866	25,328	7,919	57,091	7,695
Directors’ fees and expenses	14,829	17,430	17,287	27,816	6,895	42,883	5,317
Interest expense	130	631	–	712	545	247	–
Other expenses	23,851	15,565	29,460	29,682	10,597	27,653	14,252

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,436,351	2,651,143	1,907,822	3,201,488	772,960	6,152,083	816,771

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(4,331)	(307,427)	(95,230)
Fees paid indirectly (Note 7)	–	(6,038)	(33,382)	(2,735)	–	–	(7,088)

Net expenses	2,436,351	2,645,105	1,874,440	3,198,753	768,629	5,844,656	714,453

Net investment income (loss)	2,661,452	5,513,840	4,946,257	15,427,752	2,622,302	5,127,071	652,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	17,984,856	55,507,175	19,442,574	12,480,203	490,988	92,571,245	7,079,621
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	549,697	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	680,140	49,154	207,145	8,821,809	–	(226,614)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	(1,342)	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	1,342	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	18,664,996	55,556,329	20,199,416	21,302,012	490,988	92,344,631	7,079,621

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	33,128,656	16,846,426	42,856,757	71,147,561	624,131	88,980,304	10,198,659
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	1,161,024	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,472,516	10,143	59,947	(4,642,774)	–	(4,125)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(50,196)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	34,550,976	16,856,569	44,077,728	66,504,787	624,131	88,976,179	10,198,659

Net realized and unrealized gain (loss) on investments and foreign currencies	53,215,972	72,412,898	64,277,144	87,806,799	1,115,119	181,320,810	17,278,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,877,424	$77,926,738	$69,223,401	$103,234,551	$3,737,421	$186,447,881	$17,930,869

* Net of foreign withholding taxes on interest and dividends of	$347,040	$448,392	$364,737	$882,214	$–	$79,553	$725

** Net of foreign withholding taxes on capital gains of	$26,877	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2011 — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH I FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,186,770	$185,695	$26,768,213	$–	$13,790,325	$2,298,316	$3,841,903
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	–	761,271	–	338,797	38,243	23,609
Interest (unaffiliated)	4,061	10,338,013	1,580	6,538,173	4,863	477	1,131

Total investment income*	2,190,831	10,523,708	27,531,064	6,538,173	14,133,985	2,337,036	3,866,643

EXPENSES:
Investment advisory and management fees	1,856,424	1,329,491	2,792,325	816,005	5,100,001	961,904	2,399,328
Administrative service fee	129,950	187,609	641,916	114,241	389,294	96,191	262,427
Transfer agent fees and expenses	1,376	934	8,949	1,393	1,773	911	1,235
Custodian fees	95,107	36,852	524,663	67,236	482,100	24,516	82,084
Reports to shareholders	42,390	65,512	220,525	35,817	129,926	32,335	87,306
Audit and tax fees	27,238	29,994	39,618	28,530	35,160	27,047	26,698
Legal fees	4,743	5,360	31,827	3,998	32,270	9,090	13,937
Directors’ fees and expenses	10,967	15,258	54,580	9,658	32,917	8,291	22,531
Interest expense	–	–	44	–	2,122	424	–
Other expenses	11,724	10,783	39,367	10,546	31,154	14,109	20,651

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,179,919	1,681,793	4,353,814	1,087,424	6,236,717	1,174,818	2,916,197

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(619,760)	(6,792)	–
Fees paid indirectly (Note 7)	(3,749)	–	–	–	(1,692)	(16,804)	(52,575)

Net expenses	2,176,170	1,681,793	4,353,814	1,087,424	5,615,265	1,151,222	2,863,622

Net investment income (loss)	14,661	8,841,915	23,177,250	5,450,749	8,518,720	1,185,814	1,003,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,346,991	2,299,335	13,369,192	6,737,499	32,651,816	8,692,825	45,620,367
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	3,308,896	–	747,425	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(3,098)	(204,105)	556,216	99,609	(28,411)	12,872	31,227
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	32,662	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	13,652,789	2,095,230	14,672,833	6,837,108	32,656,067	8,705,697	45,651,594

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	50,975,551	14,343,317	194,240,662	7,309,927	120,154,053	30,022,930	42,620,247
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	1,336,002	–	2,576,978	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	11,209	17,880	(784,111)	100,932	169,437	2,104	4,725
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(52,717)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	52,270,045	14,361,197	196,033,529	7,410,859	120,323,490	30,025,034	42,624,972

Net realized and unrealized gain (loss) on investments and foreign currencies	65,922,834	16,456,427	210,706,362	14,247,967	152,979,557	38,730,731	88,276,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,937,495	$25,298,342	$233,883,612	$19,698,716	$161,498,277	$39,916,545	$89,279,587

* Net of foreign withholding taxes on interest and dividends of	$58,997	$931	$2,099,960	$10,176	$1,260,975	$18,173	$7,623

** Net of foreign withholding taxes on capital gains of	$75	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2011 — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$30,560,056	$2,420,805	$–	$1,043,853	$5,699,270	$246,549	$2,939,371
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	900,677	312,685	–	69,909	592,437	82,840	125,865
Interest (unaffiliated)	25,387	720	1,226,843	1,275	66,230	180	11,841

Total investment income*	31,486,120	2,734,210	1,226,843	1,115,037	6,357,937	329,569	3,077,077

EXPENSES:
Investment advisory and management fees	6,456,396	2,012,351	1,993,301	463,887	7,065,501	755,195	2,781,136
Administrative service fee	1,667,791	203,331	348,827	81,180	561,277	62,193	218,741
Transfer agent fees and expenses	10,738	1,671	11,335	8,552	8,271	911	1,254
Custodian fees	248,910	77,963	45,041	18,667	176,496	37,301	123,501
Reports to shareholders	532,435	64,569	110,050	24,452	187,476	23,119	68,962
Audit and tax fees	27,104	27,275	27,110	25,888	27,629	26,683	27,927
Legal fees	62,444	15,958	9,598	19,529	38,762	9,568	12,719
Directors’ fees and expenses	140,351	17,132	31,273	6,897	47,749	5,483	3,178
Interest expense	–	313	–	–	162	372	118
Other expenses	107,085	16,387	14,894	84,113	34,299	14,731	52,414

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	9,253,254	2,436,950	2,591,429	733,165	8,147,622	935,556	3,289,950

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	(1,415,791)	(118,512)	–	(55,977)	(383,824)
Fees paid indirectly (Note 7)	–	(51,907)	–	–	(78,505)	(33,380)	(21,288)

Net expenses	9,253,254	2,385,043	1,175,638	614,653	8,069,117	846,199	2,884,838

Net investment income (loss)	22,232,866	349,167	51,205	500,384	(1,711,180)	(516,630)	192,239

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	116,751,511	33,258,860	(1,181)	18,668,798	156,137,593	9,881,623	25,053,199
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	6,473,951	–	–	951,601	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(16,984)	–	–	33,548	–	(651)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	22,810	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	123,248,272	33,241,876	(1,181)	19,620,399	156,171,141	9,881,623	25,052,548

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	532,236,756	58,185,921	–	8,369,856	88,571,791	12,848,410	70,272,928
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	227,977	–	–	71,864	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	2,501	–	–	113,602	–	49
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	532,464,733	58,188,422	–	8,441,720	88,685,393	12,848,410	70,272,977

Net realized and unrealized gain (loss) on investments and foreign currencies	655,713,005	91,430,298	(1,181)	28,062,119	244,856,534	22,730,033	95,325,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$677,945,871	$91,779,465	$50,024	$28,562,503	$243,145,354	$22,213,403	$95,517,764

* Net of foreign withholding taxes on interest and dividends of	$–	$69,243	$–	$2,095	$136,398	$–	$11,822

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended May 31, 2011 — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,838,492	$3,179,522	$366,391	$66,981,703	$2,785,193
Dividends (affiliated)	–	–	–	343,048	–
Securities lending income	1,207,470	158,601	44,331	515,309	–
Interest (unaffiliated)	10,082	2,747	258	76,459	449

Total investment income*	12,056,044	3,340,870	410,980	67,916,519	2,785,642

EXPENSES:
Investment advisory and management fees	2,671,465	1,618,300	904,211	8,545,036	1,113,010
Administrative service fee	608,010	151,041	74,464	2,292,552	99,885
Transfer agent fees and expenses	8,949	1,591	911	11,732	1,741
Custodian fees	215,527	95,862	58,151	344,768	24,598
Reports to shareholders	199,202	45,242	127,901	730,524	34,612
Audit and tax fees	28,181	27,824	27,199	26,979	26,927
Legal fees	25,956	10,810	8,315	81,184	2,554
Directors’ fees and expenses	51,852	13,105	6,315	197,660	8,730
Interest expense	–	–	1,058	–	597
Other expenses	37,285	18,705	14,607	125,064	12,564

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,846,427	1,982,480	1,223,132	12,355,499	1,325,218

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(40,522)	(159,355)	–	(112,324)
Fees paid indirectly (Note 7)	–	(15,415)	(18,048)	–	–

Net expenses	3,846,427	1,926,543	1,045,729	12,355,499	1,212,894

Net investment income (loss)	8,209,617	1,414,327	(634,749)	55,561,020	1,572,748

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,363,492	16,742,114	24,992,987	170,574,365	23,061,199
Net realized gain (loss) on investments (affiliated)	–	–	–	(1,130,454)	–
Net realized gain (loss) on futures contracts and written options contracts	4,586,071	–	–	2,805,189	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	1,173
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	13,949,563	16,742,114	24,992,987	172,249,100	23,062,372

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	205,117,507	22,304,486	9,678,253	515,979,676	6,502,293
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	819,055	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(9,487)	–	–	1,541,798	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	205,108,020	22,304,486	9,678,253	518,340,529	6,502,293

Net realized and unrealized gain (loss) on investments and foreign currencies	219,057,583	39,046,600	34,671,240	690,589,629	29,564,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$227,267,200	$40,460,927	$34,036,491	$746,150,649	$31,137,413

* Net of foreign withholding taxes on interest and dividends of	$760	$226	$324	$145	$21,548

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,299,894	$2,722,947	$55,144	$53,436	$380,012	$378,535	$4,770,112	$4,393,083
Net realized gain (loss) on investments and foreign currencies	12,924,705	8,977,396	42,599,563	(2,303,741)	360,444	(913,793)	3,880,394	3,210,319
Net unrealized gain (loss) on investments and foreign currencies	8,466,256	9,644,066	56,775,870	78,010,153	4,674,970	4,589,304	1,502,778	5,586,483

Net increase (decrease) in net assets resulting from operations	24,690,855	21,344,409	99,430,577	75,759,848	5,415,426	4,054,046	10,153,284	13,189,885

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,715,898)	(3,536,552)	(164,917)	(906,871)	(389,897)	(392,535)	(4,468,964)	(5,565,027)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(2,715,898)	(3,536,552)	(164,917)	(906,871)	(389,897)	(392,535)	(4,468,964)	(5,565,027)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(4,055,265)	(1,333,177)	(80,139,859)	(11,479,103)	3,695,938	50,087	6,810,891	13,727,543

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,919,692	16,474,680	19,125,801	63,373,874	8,721,467	3,711,598	12,495,211	21,352,401
NET ASSETS:
Beginning of period	127,129,285	110,654,605	424,966,189	361,592,315	20,301,574	16,589,976	130,157,021	108,804,620

End of period†	$145,048,977	$127,129,285	$444,091,990	$424,966,189	$29,023,041	$20,301,574	$142,652,232	$130,157,021

† Includes accumulated undistributed net investment income (loss)	$3,413,867	$2,700,346	$42,552	$148,308	$137,190	$147,075	$4,918,501	$4,452,407

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		FOREIGN VALUE FUND		GLOBAL EQUITY FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,483,519	$2,942,259	$3,888,479	$1,878,441	$24,935,819	$15,576,339	$2,661,452	$3,461,954
Net realized gain (loss) on investments and foreign currencies	23,492,484	171,194	(1,543,795)	(2,227,212)	35,953,964	(45,037,287)	18,664,996	13,248,874
Net unrealized gain (loss) on investments and foreign currencies	28,303,895	34,333,404	33,290,350	18,155,146	212,427,984	90,640,025	34,550,976	8,754,052

Net increase (decrease) in net assets resulting from operations	54,279,898	37,446,857	35,635,034	17,806,375	273,317,767	61,179,077	55,877,424	25,464,880

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,827,908)	(4,266,857)	(1,825,993)	(2,814,896)	(15,826,838)	(19,659,718)	(4,203,630)	(776,371)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(2,827,908)	(4,266,857)	(1,825,993)	(2,814,896)	(15,826,838)	(19,659,718)	(4,203,630)	(776,371)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,662,215)	(15,498,036)	35,741,649	7,957,293	44,819,419	56,405,389	(15,315,026)	(15,610,951)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,789,775	17,681,964	69,550,690	22,948,772	302,310,348	97,924,748	36,358,768	9,077,558
NET ASSETS:
Beginning of period	220,172,004	202,490,040	121,768,647	98,819,875	765,266,564	667,341,816	221,201,475	212,123,917

End of period†	$251,961,779	$220,172,004	$191,319,337	$121,768,647	$1,067,576,912	$765,266,564	$257,560,243	$221,201,475

† Includes accumulated undistributed net investment income (loss)	$2,484,503	$2,828,892	$3,921,915	$1,811,738	$24,838,257	$15,491,167	$2,727,191	$3,643,948

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,513,840	$7,345,682	$4,946,257	$4,526,241	$15,427,752	$13,759,098	$2,622,302	$3,438,497
Net realized gain (loss) on investments and foreign currencies	55,556,329	41,584,848	20,199,416	8,346,467	21,302,012	(6,766,138)	490,988	843,975
Net unrealized gain (loss) on investments and foreign currencies	16,856,569	16,530,999	44,077,728	25,511,186	66,504,787	41,853,674	624,131	2,725,366

Net increase (decrease) in net assets resulting from operations	77,926,738	65,461,529	69,223,401	38,383,894	103,234,551	48,846,634	3,737,421	7,007,838

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,597,111)	(29,386,642)	(4,402,588)	(6,920,505)	(15,053,864)	(37,023,590)	(3,564,524)	(4,944,289)
Net realized gain on securities	(3,335,070)	–	–	–	–	–	–	–

Total distributions to shareholders	(19,932,181)	(29,386,642)	(4,402,588)	(6,920,505)	(15,053,864)	(37,023,590)	(3,564,524)	(4,944,289)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(20,901,235)	12,023,263	(32,731,268)	(46,612,262)	63,771,084	25,187,180	(14,107,974)	(21,803,410)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,093,322	48,098,150	32,089,545	(15,148,873)	151,951,771	37,010,224	(13,935,077)	(19,739,861)
NET ASSETS:
Beginning of period	276,687,714	228,589,564	260,144,612	275,293,485	394,548,213	357,537,989	125,053,485	144,793,346

End of period†	$313,781,036	$276,687,714	$292,234,157	$260,144,612	$546,499,984	$394,548,213	$111,118,408	$125,053,485

† Includes accumulated undistributed net investment income (loss)	$(2,172,445)	$(4,007,445)	$5,209,991	$4,312,564	$22,310,410	$9,845,638	$2,650,281	$3,527,204

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,127,071	$4,418,375	$652,589	$998,621	$14,661	$(1,038,222)	$8,841,915	$4,796,460
Net realized gain (loss) on investments and foreign currencies	92,344,631	38,471,980	7,079,621	8,099,550	13,652,789	4,892,029	2,095,230	128,640
Net unrealized gain (loss) on investments and foreign currencies	88,976,179	83,003,430	10,198,659	1,622,109	52,270,045	32,595,183	14,361,197	14,846,615

Net increase (decrease) in net assets resulting from operations	186,447,881	125,893,785	17,930,869	10,720,280	65,937,495	36,448,990	25,298,342	19,771,715

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,559,911)	(5,393,175)	(1,026,650)	(1,839,824)	–	–	(5,626,559)	(1,609,469)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(4,559,911)	(5,393,175)	(1,026,650)	(1,839,824)	–	–	(5,626,559)	(1,609,469)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(38,245,637)	(40,622,008)	(5,391,896)	(2,786,464)	(7,084,090)	(7,703,526)	97,736,511	63,198,343

TOTAL INCREASE (DECREASE) IN NET ASSETS	143,642,333	79,878,602	11,512,323	6,093,992	58,853,405	28,745,464	117,408,294	81,360,589
NET ASSETS:
Beginning of period	656,380,153	576,501,551	79,601,973	73,507,981	170,215,568	141,470,104	230,538,206	149,177,617

End of period†	$800,022,486	$656,380,153	$91,114,296	$79,601,973	$229,068,973	$170,215,568	$347,946,500	$230,538,206

† Includes accumulated undistributed net investment income (loss)	$4,835,942	$4,387,861	$644,033	$1,021,824	$71,134	$(11,900)	$5,529,260	$2,518,009

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH I FUND		LARGE CAP CORE FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,177,250	$19,527,858	$5,450,749	$5,683,031	$8,518,720	$6,881,325	$1,185,814	$1,168,028
Net realized gain (loss) on investments and foreign currencies	14,672,833	8,482,570	6,837,108	7,992,157	32,656,067	12,790,685	8,705,697	1,595,800
Net unrealized gain (loss) on investments and foreign currencies	196,033,529	26,184,362	7,410,859	(2,966,201)	120,323,490	30,542,019	30,025,034	15,384,015

Net increase (decrease) in net assets resulting from operations	233,883,612	54,194,790	19,698,716	10,708,987	161,498,277	50,214,029	39,916,545	18,147,843

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,806,627)	(21,427,547)	(7,384,808)	(5,920,505)	(7,823,021)	(9,737,177)	(1,344,726)	(1,374,980)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(21,806,627)	(21,427,547)	(7,384,808)	(5,920,505)	(7,823,021)	(9,737,177)	(1,344,726)	(1,374,980)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	32,280,461	22,288,377	29,063,386	(7,170,603)	(7,719,280)	(13,496,131)	(8,823,763)	1,973,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	244,357,446	55,055,620	41,377,294	(2,382,121)	145,955,976	26,980,721	29,748,056	18,746,799
NET ASSETS:
Beginning of period	783,839,434	728,783,814	147,932,031	150,314,152	471,763,814	444,783,093	116,227,220	97,480,421

End of period†	$1,028,196,880	$783,839,434	$189,309,325	$147,932,031	$617,719,790	$471,763,814	$145,975,276	$116,227,220

† Includes accumulated undistributed net investment income (loss)	$23,688,492	$20,742,033	$3,384,417	$3,526,015	$8,427,983	$7,439,103	$1,192,945	$1,346,456

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,003,021	$1,482,263	$22,232,866	$23,100,096	$349,167	$(114,151)	$51,205	$196,311
Net realized gain (loss) on investments and foreign currencies	45,651,594	5,450,731	123,248,272	52,517,677	33,241,876	36,600,653	(1,181)	801,644
Net unrealized gain (loss) on investments and foreign currencies	42,624,972	53,079,186	532,464,733	486,974,916	58,188,422	19,499,698	–	–

Net increase (decrease) in net assets resulting from operations	89,279,587	60,012,180	677,945,871	562,592,689	91,779,465	55,986,200	50,024	997,955

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,510,142)	(2,659,901)	(23,994,410)	(30,019,210)	(170,688)	(1,285,857)	(49,917)	(197,599)
Net realized gain on securities	–	–	–	(43,546,065)	–	–		(65,553)

Total distributions to shareholders	(1,510,142)	(2,659,901)	(23,994,410)	(73,565,275)	(170,688)	(1,285,857)	(49,917)	(263,152)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(32,524,355)	(22,375,492)	(19,360,540)	(29,506,434)	1,522,985	(11,061,050)	(67,715,711)	(70,932,381)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,245,090	34,976,787	634,590,921	459,520,980	93,131,762	43,639,293	(67,715,604)	(70,197,578)
NET ASSETS:
Beginning of period	347,731,457	312,754,670	2,101,640,934	1,642,119,954	248,109,168	204,469,875	541,158,565	611,356,143

End of period†	$402,976,547	$347,731,457	$2,736,231,855	$2,101,640,934	$341,240,930	$248,109,168	$473,442,961	$541,158,565

† Includes accumulated undistributed net investment income (loss)	$1,018,866	$1,505,013	$22,361,173	$24,122,717	$341,436	$194,773	$1,134	$(154)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100 INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$500,384	$240,915	$(1,711,180)	$(1,276,682)	$(516,630)	$(364,774)	$192,239	$374,184
Net realized gain (loss) on investments and foreign currencies	19,620,399	1,887,777	156,171,141	101,499,573	9,881,623	5,312,747	25,052,548	(5,362,336)
Net unrealized gain (loss) on investments and foreign currencies	8,441,720	20,958,844	88,685,393	67,149,026	12,848,410	14,635,807	70,272,977	75,951,141

Net increase (decrease) in net assets resulting from operations	28,562,503	23,087,536	243,145,354	167,371,917	22,213,403	19,583,780	95,517,764	70,962,989

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(280,420)	(233,954)	(20,804)	(640,946)	–	(6,652)	(532,422)	(1,281,689)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(280,420)	(233,954)	(20,804)	(640,946)	–	(6,652)	(532,422)	(1,281,689)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(3,824,815)	6,327,643	(64,303,894)	(20,243,339)	(17,598,157)	20,954,692	(24,202,691)	(20,337,158)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,457,268	29,181,225	178,820,656	146,487,632	4,615,246	40,531,820	70,782,651	49,344,142
NET ASSETS:
Beginning of period	102,702,703	73,521,478	710,097,251	563,609,619	86,710,742	46,178,922	286,788,029	237,443,887

End of period†	$127,159,971	$102,702,703	$888,917,907	$710,097,251	$91,325,988	$86,710,742	$357,570,680	$286,788,029

† Includes accumulated undistributed net investment income (loss)	$509,103	$292,889	$232,642	$385,610	$(3,039)	$8,565	$(6,336)	$337,297

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,209,617	$7,469,987	$1,414,327	$1,404,099	$(634,749)	$(538,315)
Net realized gain (loss) on investments and foreign currencies	13,949,563	(24,066,544)	16,742,114	18,317,193	24,992,987	7,241,171
Net unrealized gain (loss) on investments and foreign currencies	205,108,020	230,060,677	22,304,486	39,243,996	9,678,253	13,543,147

Net increase (decrease) in net assets resulting from operations	227,267,200	213,464,120	40,460,927	58,965,288	34,036,491	20,246,003

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,454,783)	(11,860,350)	(1,370,590)	(3,330,142)	(719)	(189,800)
Net realized gain on securities	–	(18,036,370)	–	–	–	–

Total distributions to shareholders	(7,454,783)	(29,896,720)	(1,370,590)	(3,330,142)	(719)	(189,800)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(50,238,624)	(8,885,544)	(20,260,747)	(8,582,762)	(8,321,449)	(2,579,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,573,793	174,681,856	18,829,590	47,052,384	25,714,323	17,476,462
NET ASSETS:
Beginning of period	809,018,186	634,336,330	209,120,929	162,068,545	95,319,039	77,842,577

End of period†	$978,591,979	$809,018,186	$227,950,519	$209,120,929	$121,033,362	$95,319,039

† Includes accumulated undistributed net investment income (loss)	$8,861,548	$8,097,615	$1,573,892	$1,535,172	$33,956	$64,331

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$55,561,020	$50,373,623	$1,572,748	$936,936
Net realized gain (loss) on investments and foreign currencies	172,249,100	23,187,928	23,062,372	13,917,853
Net unrealized gain (loss) on investments and foreign currencies	518,340,529	462,406,148	6,502,293	10,913,773

Net increase (decrease) in net assets resulting from operations	746,150,649	535,967,699	31,137,413	25,768,562

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(51,510,288)	(65,547,002)	(999,315)	(3,379,457)
Net realized gain on securities	(48,916,826)	(88,792,364)	–	–

Total distributions to shareholders	(100,427,114)	(154,339,366)	(999,315)	(3,379,457)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(84,704,900)	115,680,769	(32,716,079)	(23,079,236)

TOTAL INCREASE (DECREASE) IN NET ASSETS	561,018,635	497,309,102	(2,577,981)	(690,131)
NET ASSETS:
Beginning of period	2,990,588,761	2,493,279,659	155,034,611	155,724,742

End of period†	$3,551,607,396	$2,990,588,761	$152,456,630	$155,034,611

† Includes accumulated undistributed net investment income (loss)	$55,407,970	$51,350,920	$1,597,417	$837,444

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Growth I Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	Large Cap Core Fund
Capital Conservation Fund	Large Capital Growth Fund
Core Equity Fund	Mid Cap Index Fund
Dividend Value Fund	Mid Cap Strategic Growth Fund
Foreign Value Fund	Money Market I Fund
Global Equity Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund
International Equities Fund

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, Inflation Protected Fund, Health Sciences Fund and Global Real Estate Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of May 31, 2011 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables represent the value of derivatives held as of May 31, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended May 31, 2011:

Asset Allocation Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—
Equity contracts(3)(4)	Variation margin on futures contracts	21,700	Variation margin on futures contracts	—

		$21,700		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(69)	$—
Equity contracts(3)(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	119,945	56,940

		$119,876	$56,940

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $73,135.
(3)	The average value outstanding for equity futures contracts was $1,112,164.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $106,160 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Equity Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$117,535	Unrealized depreciation on forward foreign currency contracts	$248,537

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$452,335	$1,427,426

	Global Social Awareness Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(3)(4)	Variation margin on futures contracts	$113,400	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$549,697	$1,161,024

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $59,041,585.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $507,969 as reported in the Portfolio of Investments.
(4)	The average value outstanding for equity futures contracts was $10,648,800.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$4,048,938	Unrealized depreciation on forward foreign currency contracts	$3,021,785

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$8,500,183	$(4,892,097)

	Growth Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$20,215

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(224,327)	$(17,670)

	Health Sciences Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)(5)	Call and put options written, at value	$—	Call and put options written, at value	$3,450,925
	Call and put options purchased, at value	—	Call and put options purchased, at value	—

		$—		$3,450,925

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)(5)(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$3,308,896	$1,336,002
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(11,648)	—

		$3,297,248	$1,336,002

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $136,154,865.
(3)	The average notional amount outstanding for forward foreign currency contracts was $1,442,071.
(4)	The average value outstanding for equity written options contracts was $4,091,006.
(5)	The average value outstanding for equity purchased options contracts was $971.
(6)	The Put options purchased are included in net realized gain/(loss) on investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$423,670	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$747,425	$2,576,978

	International Government Bond Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	$12,903	Unrealized depreciation on forward foreign currency contracts	$38,182

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(17,807)	$(15,738)

	Mid Cap Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(5)(6)	Variation margin on futures contracts	$163,383	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(5)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$6,473,951	$227,977

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $27,522,192.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $532,101 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $1,793,066.
(5)	The average value outstanding for equity futures contracts was $25,428,175.
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(177,396) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Nasdaq-100® Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$66,011	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$951,601	$71,864

	Small Cap Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(4)(5)	Variation margin on futures contracts	$331,246	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(4)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$4,586,071	$(9,487)

	Stock Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(6)(7)	Variation margin on futures contracts	$310,100	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$2,805,189	$1,541,798

(1)	The Fund’s derivative contracts held during the period ended May 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,135,113.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $26,116 as reported in the Portfolio of Investments.
(4)	The average value outstanding for equity futures contracts was $18,605,346.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $299,115 as reported in the Portfolio of Investments.
(6)	The average value outstanding for equity futures contracts was $23,763,681.
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $291,116 as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to enhance return. During the period ended May 31, 2011, the Global Equity Fund used Forward Currency Contracts to hedge portfolio exposure to benchmark currency allocations and enhance returns. The Growth Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of May 31, 2011, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the period ended May 31, 2011, the Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of May 31, 2011, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended May 31, 2011, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of May 31, 2011, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

During the period ended May 31, 2011 the following Funds had options written:

	Written Options
	Health Sciences Fund
	Number of Contracts	Premiums Received
Options outstanding as of May 31, 2010	8,742	$4,937,051
Options written	12,096	6,454,359
Options terminated in closing purchase transactions	(5,724)	(2,734,059)
Options exercised	(1,756)	(1,347,253)
Options expired	(5,851)	(2,646,369)

Options outstanding as of May 31, 2011	7,507	$4,663,729

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.27%	$855,000
Government Securities	6.37%	19,980,000
Growth & Income	0.68%	2,145,000
Large Capital Growth	1.72%	5,392,000
Mid Cap Index	3.70%	11,588,000
Nasdaq-100® Index	1.08%	3,395,000
Small Cap Index	7.40%	23,198,000
Stock Index	5.76%	18,043,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated May 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $313,497,000, a repurchase price of $313,497,087, and a maturity date of June 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	05/31/16	$265,085,000	$265,105,677
U.S. Treasury Notes	3.13%	04/30/17	51,440,000	54,662,407

As of May 31, 2011, the following fund held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	33.68%	$67,355,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated May 31, 2011, bearing interest at a rate of 0.09% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,500 and a maturity date of June 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	0.63%	01/15/15	$56,000,700	$71,750,897
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	100,000,000	132,250,000

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

D. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

E. Investment Securities Loaned

To realize additional income, a Fund may lend portfolio securities with a value of up to 30% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by borrower, less expenses associated with the loan. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

G. Mortgage-Backed Dollar Rolls

During the year ended May 31, 2011, the Government Securities Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Fund accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Government Securities Fund had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended May 31, 2011, the Government Securities Fund had realized losses from mortgage-backed dollar rolls of $138,281.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund@	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth I Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund#	0.50% on the first $500 million
0.46% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund*	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Global Equity Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million

@	Prior to June 1, 2010, the advisory fee for Growth & Income Fund was 0.75% on all assets.
#	Prior to June 1, 2010, the advisory fee for Global Strategy Fund was 0.50% on all assets.
*	Prior to June 7, 2010, the advisory fee for Dividend Value Fund was 0.77% on the first $250 million, 0.72% on the next $250 million, 0.67% on the next $500 million and 0.62% on assets over $1 billion.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2011. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value@	0.82%
Global Real Estate	0.95%
Government Securities†	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth I	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

@	Prior to October 1, 2010, the expense limitation for the Dividend Value Fund was 0.83%.
†	Prior to October 1, 2010, the Government Securities Fund did not have an expense limitation.

For the period ended May 31, 2011, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$101,881
Broad Cap Value Income	71,189
Core Equity	329,545
Dividend Value	203,019
Government Securities	4,331
Growth	307,427
Growth & Income	95,230
International Growth I	619,760
Large Cap Core	6,792
Nasdaq-100® Index	118,512
Small Cap Aggressive Growth	55,977
Small Cap	383,824
Small Cap Special Values	40,522
Small-Mid Growth	159,355
Value	112,324

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the period ended May 31, 2011, VALIC voluntarily waived $1,415,791 of expenses for the Money Market I Fund (exclusive of investment advisory fees waived by VALIC).

VALIC has entered into sub-advisory agreements with the following:

American Century Investment Management, Inc. (“American Century”)†—subadviser for the Growth Fund and a portion of the International Growth I Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC and BlackRock Financial Management, Inc. (collectively “BlackRock”)**—subadviser for the Core Equity Fund, the Global Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Century Capital Management, LLC (“Century Capital”)*—subadviser for a portion of the Small-Mid Growth Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth I Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth I Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RCM Capital Management, LLC (“RCM”)@—subadviser for Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)**—subadviser for the Government Securities Fund, the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP#—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc. —subadviser for the Large Cap Core Fund, Small Cap Aggressive Growth Fund, a portion of the Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.

†	Effective July 16, 2010, with respect to the Growth and International Growth I Funds, American Century Global Investment Management, Inc. (“ACGIM”) was merged with and into American Century, an affiliated investment advisor.
*	Effective August 9, 2010, Century Capital became a co-subadviser of the Small-Mid Growth Fund.
**	Effective June 7, 2010, BlackRock and SunAmerica replaced American Century as co-subadvisers for the Dividend Value Fund.
@	Effective March 14, 2011, RCM replaced PineBridge as subadviser of the Mid Cap Strategic Growth Fund.
#	Effective March 14, 2011, Wellington Management Company, LLP replaced OppenheimerFunds, Inc. as subadviser for the Value Fund.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended May 31, 2011, VC I expensed $11,176,470 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2011, the Series expensed $103,978 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2011, certain directors of VC I have deferred $21,390 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VALIC Company II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. The freeze of future accruals does not apply to Directors that have commenced receiving benefits under the retirement plan on or before December 31, 2008. On May 24, 2010, VC I made lump-sum payments to the Directors in accordance with the terms of the Retirement Plan.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The following amounts for the Retirement Plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of May 31, 2011	Retirement Plan Expense	Retirement Plan Payments
		For the period ended May 31, 2011
Asset Allocation	$200	$—	$399
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	193	—	385
Core Equity	355	—	710
Dividend Value	—	—	—
Foreign Value	—	—	—
Global Equity	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	426	—	852
Global Strategy	—	—	—
Government Securities	206	—	412
Growth	—	—	—
Growth & Income	129	—	258
Health Sciences	—	—	—
Inflation Protected	—	—	—
International Equities	1,344	—	2,687
International Government Bond	245	—	489
International Growth I	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	3,187	—	6,374
Mid Cap Strategic Growth	—	—	—
Money Market I	951	—	1,901
Nasdaq-100® Index	—	—	—
Science & Technology	1,091	—	2,183
Small Cap Aggressive Growth	—	—	—
Small Cap	—	—	—
Small Cap Index	1,208	—	2,415
Small Cap Special Values	—	—	—
Small-Mid Growth	—	—	—
Stock Index	4,765	—	9,531
Value	—	—	—

At May 31, 2011, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AGL
Asset Allocation Fund	100.00%	—
Blue Chip Growth Fund	99.97%	*
Broad Cap Value Income Fund	100.00%	—
Capital Conservation Fund	100.00%	—
Core Equity Fund	100.00%	—
Dividend Value Fund	99.97%	*
Foreign Value Fund	100.00%	—
Global Equity Fund	100.00%	—
Global Real Estate Fund	100.00%	—
Global Social Awareness Fund	100.00%	—
Global Strategy Fund	100.00%	—
Government Securities Fund	96.61%	—
Growth Fund	100.00%	—
Growth & Income Fund	96.31%	—
Health Sciences Fund	99.96%	*

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	VALIC	AGL
Inflation Protected Fund	100.00%	—
International Equities Fund	97.91%	*
International Government Bond Fund	100.00%	—
International Growth I Fund	100.00%	—
Large Cap Core Fund	100.00%	—
Large Capital Growth Fund	100.00%	—
Mid Cap Index Fund	98.84%	*
Mid Cap Strategic Growth Fund	100.00%	—
Money Market I Fund	82.63%	16.32%
Nasdaq-100® Index Fund	99.81%	*
Science & Technology Fund	99.80%	*
Small Cap Aggressive Growth Fund	100.00%	—
Small Cap Fund	100.00%	—
Small Cap Index Fund	98.76%	*
Small Cap Special Values Fund	100.00%	—
Small-Mid Growth Fund	100.00%	—
Stock Index Fund	98.19%	*
Value Fund	100.00%	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/10	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/11
Global Equity	AIA Group, Ltd.	$—	$—	$1,047,954	$1,046,612	$(1,342)	$—	$—
International Growth I	AIA Group, Ltd.	—	—	307,198	339,860	32,662	—	—
Stock Index	American International Group, Inc. Common Stock	373,048	1,432,890	2,555,339	136,726	(1,108,066)	819,063	3,562,500
Stock Index	American International Group, Inc. Warrant	—	—	373,048	350,643	(22,388)	(8)	9

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Growth Fund	International Growth I Fund	Value Fund
J.P. Morgan Securities (Asia Pacific) Ltd.	$—	$5,784	$—
J.P. Morgan Securities, Inc.	19,096	26,755	—
J.P. Morgan Securities, Ltd.	1,390	31,191	—
Oppenheimer & Co., Inc.	—	—	400
J.P. Morgan Clearing Corp.	339	6,257	—
J.P. Morgan Broking HK, Ltd.	86	2,942	—
J.P. Morgan Securities Australia, Ltd.	115	406	—

On October 22, 2010, the International Growth I Fund purchased 120,000 shares of AIA Group LTD. The Fund is prohibited from acquiring shares issued by AIA Group LTD, which is an affiliate of SunAmerica Asset Management Corp., the administrator of the VC I funds. On October 29, 2010, the 120,000 shares were sold to correct this error, resulting in a gain of $32,662 to the Fund.

On November 23, 2010, the Mid Cap Index Fund sold 140 Russell 2000 Mini futures contracts that the Fund did not own. The Fund has an investment restriction that prohibits it from engaging in short sales except to the extent the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short (“short sales against the box”). The short position was closed on November 23, 2010, resulting in a gain of $22,810 to the Fund.

On January 5, 2011, the Global Equity Fund purchased 361,200 shares of AIA Group LTD. The Fund is prohibited from acquiring shares issued by AIA Group LTD, which is an affiliate of SunAmerica Asset Management Corp., the administrator of the VC I funds. On January 6, 2011, the 361,200 shares were sold to correct this error, resulting in a loss of $1,342 to the Fund.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $0 and $761,000 for the periods ended May 31, 2011 and May 31, 2010, respectively.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to Government Securities Fund, Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Large Capital Growth Fund and the Funds’ administrator, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2011, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$152,042,548	$154,860,897	$18,644,433	$25,688,563
Blue Chip Growth	156,585,566	236,471,126	–	–
Broad Cap Value Income	7,216,221	4,686,883	–	–
Capital Conservation	186,207,426	171,810,965	56,774,907	53,412,546
Core Equity	234,695,519	251,708,025	–	–
Dividend Value	134,323,554	101,519,450	–	–
Foreign Value	286,401,155	226,464,696	–	–
Global Equity	310,246,884	325,528,030	–	–
Global Real Estate	210,695,505	248,126,070	–	–
Global Social Awareness	321,332,136	347,354,184	–	–
Global Strategy	119,026,923	76,351,904	–	–
Government Securities	6,056,850	–	395,412,956	384,015,024
Growth	679,110,790	717,696,734	–	–
Growth & Income	136,807,872	141,678,470	–	–
Health Sciences	70,752,027	74,280,874	–	–
Inflation Protected	163,759,716	129,153,643	54,099,314	1,175,065
International Equities	528,986,753	496,740,210	–	–
International Government Bond	183,399,783	152,490,496	22,674,727	25,143,770
International Growth I	365,276,965	378,365,818	–	–
Large Cap Core	57,821,419	68,245,267	–	–
Large Capital Growth	468,839,853	492,568,561	–	–
Mid Cap Index	497,891,318	432,024,159	–	–
Mid Cap Strategic Growth	382,645,052	375,905,707	–	–
Nasdaq-100® Index	31,928,059	34,246,414	–	–
Science & Technology	855,298,908	907,681,668	–	–
Small Cap Aggressive Growth	36,420,770	50,661,650	–	–
Small Cap	116,712,411	138,597,548	–	–
Small Cap Index	108,085,408	120,505,612	–	–
Small Cap Special Values	83,910,850	104,479,459	–	–
Small-Mid Growth	162,637,878	162,013,227	–	–
Stock Index	352,965,927	466,588,616	–	–
Value	218,383,954	250,867,092	–	–

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, partnerships, post October losses, defaulted securities, deferred compensation, foreign taxes payable, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2011.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$134,713,210	$12,991,119	$(2,632,087)	$10,359,032
Blue Chip Growth	355,080,928	122,062,811	(2,459,926)	119,602,885
Broad Cap Value Income	25,257,531	4,719,601	(1,079,464)	3,640,137
Capital Conservation	143,512,284	4,994,721	(1,075,673)	3,919,048
Core Equity	252,357,463	38,003,330	(6,750,930)	31,252,400
Dividend Value	162,670,644	32,437,939	(4,542,922)	27,895,017
Foreign Value	1,033,540,351	160,743,023	(62,012,128)	98,730,895
Global Equity	252,685,629	29,592,955	(5,681,233)	23,911,722
Global Real Estate	272,641,971	56,774,681	(15,997,919)	40,776,762
Global Social Awareness	281,531,514	33,201,890	(15,919,681)	17,282,209
Global Strategy	512,295,285	74,772,557	(23,005,732)	51,766,825
Government Securities	130,720,911	4,241,942	(599,266)	3,642,676
Growth	750,157,444	147,320,861	(15,066,133)	132,254,728
Growth & Income	89,923,424	9,486,945	(3,091,854)	6,395,091
Health Sciences	176,099,946	65,601,683	(9,306,813)	56,294,870
Inflation Protected	326,759,346	21,651,171	(1,838,130)	19,813,041
International Equities	1,050,718,160	136,695,077	(87,972,489)	48,722,588
International Government Bond*	178,276,732	9,799,665	(1,165,738)	8,633,927
International Growth I	566,787,524	113,222,682	(16,022,025)	97,200,657
Large Cap Core	126,524,035	35,946,701	(2,806,542)	33,140,159
Large Capital Growth	354,192,690	73,524,828	(5,423,068)	68,101,760
Mid Cap Index	2,589,729,339	637,588,559	(216,025,501)	421,563,058
Mid Cap Strategic Growth	310,004,288	69,085,370	(8,749,145)	60,336,225
Money Market I	482,906,976	—	—	—
Nasdaq-100® Index	105,987,477	35,405,452	(5,760,634)	29,644,818
Science & Technology	820,036,974	175,988,119	(34,776,324)	141,211,795
Small Cap Aggressive Growth	80,145,124	22,645,535	(5,442,514)	17,203,021
Small Cap	320,607,099	102,360,937	(12,629,874)	89,731,063
Small Cap Index	974,087,730	268,898,340	(134,809,900)	134,088,440
Small Cap Special Values	243,850,036	35,760,481	(19,023,604)	16,736,877
Small-Mid Growth	122,246,910	25,447,126	(1,579,905)	23,867,221
Stock Index	2,931,903,742	1,148,245,319	(371,690,240)	776,555,079
Value	143,683,671	12,454,475	(3,731,754)	8,722,721

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2010.

The tax basis distributable earnings at May 31, 2011 and the tax character of distributions paid during the year ended May 31, 2011 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2011
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,429,852	$(3,643,724)	$10,359,032	$2,715,898	$—
Blue Chip Growth	69,981	(35,487,093)	119,605,031	164,917	—
Broad Cap Value	137,325	(2,728,968)	3,640,137	389,897	—
Capital Conservation	4,938,015	(3,552,006)	3,919,048	4,468,964	—
Core Equity	2,493,466	(105,544,814)	31,252,400	2,827,908	—
Dividend Value	3,936,226	(36,270,182)	27,894,927	1,825,993	—
Foreign Value	25,185,079	(102,303,188)	98,893,792	15,826,838	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2011
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains
Global Equity	$2,741,053	$(98,747,255)	$23,900,930	$4,203,630	$—
Global Real Estate	9,971,969	16,495,424	40,783,195	16,597,111	3,335,070
Global Social Awareness	5,476,438	(149,127,957)	17,325,732	4,402,588	—
Global Strategy	22,146,749	(26,119,523)	53,597,138	15,053,864	—
Government Securities	3,795,043	—	3,642,676	3,564,524	—
Growth	5,228,447	(132,262,957)	132,249,260	4,559,911	—
Growth & Income	649,859	(26,206,846)	6,395,091	1,026,650	—
Health Sciences	4,686,128	9,542,159	57,463,603	—	—
Inflation Protected	5,725,808	(3,576,388)	19,815,187	5,626,559	—
International Equities	27,457,051	(164,885,798)	48,916,302	21,806,627	—
International Government Bond*	7,384,808	(1,822,287)	13,222,834	7,384,808	—
International Growth I	8,988,884	(73,753,204)	97,324,022	7,823,021	—
Large Cap Core	1,184,532	4,344,944	33,140,590	1,344,726	—
Large Capital Growth	1,035,533	(1,980,626)	68,105,356	1,510,142	—
Mid Cap Index	29,971,390	135,307,414	421,563,059	23,994,410	—
Mid Cap Strategic Growth	1,341,519	(9,036,660)	60,338,796	170,688	—
Money Market I	8,577	(840,492)	—	49,917	—
Nasdaq-100® Index	518,181	16,828,508	29,644,818	280,420	—
Science & Technology	—	(286,688,971)	141,346,386	20,804	—
Small Cap Aggressive Growth	—	5,225,815	17,203,021	—	—
Small Cap	413,165	(40,243,835)	89,731,063	532,422	—
Small Cap Index	8,530,986	(45,475,869)	134,088,440	7,454,783	—
Small Cap Special Values	1,537,790	(40,927,307)	16,736,877	1,370,590	—
Small-Mid Growth	—	(9,843,000)	23,867,221	719	—
Stock Index	59,349,036	185,980,211	776,555,079	57,526,788	42,900,326
Value	1,598,533	(53,422,423)	8,722,721	999,315	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2010.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2010 were as follows:

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains	Return of Capital
Asset Allocation	$3,536,552	$—	$—
Blue Chip Growth	906,871	—	—
Broad Cap Value	392,535	—	—
Capital Conservation	5,565,027	—	—
Core Equity	4,266,857	—	—
Dividend Value	2,814,896	—	—
Foreign Value	19,659,718	—	—
Global Equity	776,371	—	—
Global Real Estate	29,386,642	—	—
Global Social Awareness	6,920,505	—	—
Global Strategy	37,023,590	—	—
Government Securities	4,944,289	—	—
Growth	5,393,175	—	—
Growth & Income	1,839,824	—	—
Health Sciences	—	—	—
Inflation Protected	1,609,469	—	192,210
International Equities	21,427,547	—	—
International Government Bond	5,920,505	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains	Return of Capital
International Growth I	$9,737,177	$—	$—
Large Cap Core	1,374,980	—	—
Large Capital Growth	2,659,901	—	—
Mid Cap Index	30,526,650	43,038,625	—
Mid Cap Strategic Growth	1,285,857	—	—
Money Market I	263,152	—	—
Nasdaq-100® Index	233,954	—	—
Science & Technology	640,946	—	—
Small Cap Aggressive Growth	6,652	—	—
Small Cap	1,281,689	—	—
Small Cap Index	14,099,262	15,797,458	—
Small Cap Special Values	3,330,142	—	—
Small-Mid Growth	189,800	—	—
Stock Index	65,614,118	88,725,248	—
Value	3,379,457	—	—

As of May 31, 2011, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2012	2013	2014	2015	2016	2017	2018	2019
Asset Allocation	$—	$—	$—	$—	$—	$—	$3,643,724	$—
Blue Chip Growth	—	—	—	—	—	—	35,487,093	—
Broad Cap Value	—	—	—	—	—	953,767	1,775,201	—
Capital Conservation	—	—	—	—	—	3,552,006	—	—
Core Equity	32,639,490	—	—	—	—	24,335,917	48,569,407	—
Dividend Value	—	—	—	—	—	9,349,929	21,908,895	5,011,358
Foreign Value	—	—	—	—	—	—	102,303,188	—
Global Equity	—	—	—	—	—	26,872,567	71,874,688	—
Global Real Estate	—	—	—	—	—	—	—	—
Global Social Awareness	—	—	—	—	—	47,411,740	101,716,217	—
Global Strategy	—	—	—	—	—	—	26,119,523	—
Government Securities	—	—	—	—	—	—	—	—
Growth	—	—	—	—	—	32,339,809	99,923,148	—
Growth & Income	—	—	—	—	—	7,729,966	18,476,880	—
Health Sciences	—	—	—	—	—	—	—	—
Inflation Protected	—	—	—	—	—	288,881	3,287,507	—
International Equities	—	—	—	—	—	36,713,038	128,172,760	—
International Government Bond*	—	—	—	—	—	1,729,701	92,586	—
International Growth I	—	—	—	—	—	13,782,961	59,970,243	—
Large Cap Core	—	—	—	—	—	—	—	—
Large Capital Growth	—	—	—	—	—	—	1,980,626	—
Mid Cap Index	—	—	—	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—	—	9,036,660	—
Money Market I	—	—	—	—	—	840,492	—	—
Nasdaq-100® Index	—	—	—	—	—	—	—	—
Science & Technology	171,964,888	—	—	—	—	38,732,224	75,991,859	—
Small Cap Aggressive Growth	—	—	—	—	—	—	—	—
Small Cap	—	—	—	—	—	10,977,204	29,266,631	—
Small Cap Index	—	—	—	—	—	—	45,475,869	—
Small Cap Special Values	—	—	—	—	—	2,847,582	38,079,725	—
Small-Mid Growth	—	—	—	—	—	2,088,621	7,754,379	—
Stock Index	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	4,825,365	48,597,058	—

*	The Capital Loss Carryforward for International Government Bond Fund are for the 12 months ended, September 30, 2010.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carrryforwards expired durring the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Asset Allocation	$12,173,455	$—
Blue Chip Growth	39,595,925	—
Broad Cap Value	336,586	—
Capital Conservation	3,728,437	—
Core Equity	16,226,094	56,908,667
Dividend Value	—	—
Foreign Value	31,654,325	—
Global Equity	16,708,698	—
Global Real Estate	12,850,339	—
Global Social Awareness	4,781,521	—
Global Strategy	6,890,102	—
Government Securities	1,708,493	—
Growth	85,071,189	—
Growth & Income	6,236,060	—
Health Sciences	—	—
Inflation Protected	1,476,852	—
International Equities	11,055,521	—
International Government Bond	—	—
International Growth I	30,014,263	—
Large Cap Core	4,824,943	—
Large Capital Growth	43,454,365	—
Mid Cap Index	6,610,260	—
Mid Cap Strategic Growth	31,046,929	—
Money Market I	549,739	—
Nasdaq-100 ® Index	2,812,188	—
Science & Technology	138,921,118	265,583,163
Small Cap Aggressive Growth	4,148,529	—
Small Cap	22,918,431	—
Small Cap Index	13,796,237	—
Small Cap Special Values	16,065,444	—
Small-Mid Growth	24,400,913	—
Stock Index	—	—
Value	20,426,559	—

Under the current tax law, capital losses related to securities and foreign currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2011, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Broad Cap Value	—	—
Capital Conservation	—	—
Core Equity	—	—
Dividend Value	—	—
Foreign Value	—	—
Global Equity	—	—
Global Real Estate	—	—
Global Social Awareness	—	—
Global Strategy	—	—
Government Securities	2,995,709	—
Growth	—	51,036
Growth & Income	—	—
Health Sciences	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Inflation Protected	$—	$195,350
International Equities	—	—
International Government Bond*	—	—
International Growth I	—	95,203
Large Cap Core	—	3,672
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	17,301
Money Market I	1,282	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	466
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

*	The deferred Post-October Capital Loss for International Government Bond Fund is for the tax year ended September 30, 2010.

For the period ended May 31, 2011, the reclassifications arising from permanent book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustment, expiration of capital loss carryforwards, disposition of passive foreign investment companies securities, investments in partnerships, equalization, nondeductible expenses and treatment of foreign currency to the components of net assets as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$129,525	$(129,525)	$—
Blue Chip Growth	4,017	(4,017)	—
Broad Cap Value	—	—	—
Capital Conservation	164,946	(167,744)	2,798
Core Equity	—	56,908,667	(56,908,667)
Dividend Value	47,691	(47,691)	—
Foreign Value	238,109	(274,693)	36,584
Global Equity	625,421	(653,263)	27,842
Global Real Estate	12,918,271	(12,918,271)	—
Global Social Awareness	353,758	(359,269)	5,511
Global Strategy	12,090,884	(12,101,607)	10,723
Government Securities	65,299	(73,538)	8,239
Growth	(119,079)	119,079	—
Growth & Income	(3,730)	—	3,730
Health Sciences	68,373	(68,373)	—
Inflation Protected	(204,105)	204,105	—
International Equities	1,575,836	(1,624,196)	48,360
International Government Bond *	1,792,461	(1,792,461)	—
International Growth I	293,181	(293,181)	—
Large Cap Core	5,401	(12,872)	7,471
Large Capital Growth	20,974	(31,227)	10,253
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	(31,816)	16,984	14,832
Money Market I	—	—	—
Nasdaq-100 ® Index	(3,750)	—	3,750
Science & Technology	1,579,016	265,536,686	(267,115,702)
Small Cap Aggressive Growth	505,026	—	(505,026)
Small Cap	(3,450)	(14,412)	17,862
Small Cap Index	9,099	(9,099)	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Small Cap Special Values	$(5,017)	$(8,313)	$13,330
Small-Mid Growth	605,093	—	(605,093)
Stock Index	6,318	(6,318)	—
Value	186,540	(186,540)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,803,437	$18,537,203	1,647,344	$15,204,827	3,967,012	$40,911,994	5,937,937	$49,573,110
Reinvested dividends	262,152	2,715,898	380,684	3,536,552	15,842	164,917	102,125	906,871
Shares redeemed	(2,487,715)	(25,308,366)	(2,170,113)	(20,074,556)	(12,729,006)	(121,216,770)	(7,160,281)	(61,959,084)

Net increase (decrease)	(422,126)	$(4,055,265)	(142,085)	$(1,333,177)	(8,746,152)	$(80,139,859)	(1,120,219)	$(11,479,103)

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	679,149	$6,608,810	333,019	$2,840,535	3,623,815	$34,775,098	3,082,722	$28,557,117
Reinvested dividends	40,488	389,897	45,015	392,535	476,944	4,468,964	614,241	5,565,027
Shares redeemed	(348,546)	(3,302,769)	(371,172)	(3,182,983)	(3,372,395)	(32,433,171)	(2,212,449)	(20,394,601)

Net increase (decrease)	371,091	$3,695,938	6,862	$50,087	728,364	$6,810,891	1,484,514	$13,727,543

	Core Equity				Dividend Value
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	539,407	$6,343,213	498,616	$5,277,342	6,346,030	$53,675,216	2,841,671	$20,593,657
Reinvested dividends	234,876	2,827,908	390,738	4,266,857	215,329	1,825,993	371,358	2,814,896
Shares redeemed	(2,476,456)	(28,833,336)	(2,353,176)	(25,042,235)	(2,352,299)	(19,759,560)	(2,091,068)	(15,451,260)

Net increase (decrease)	(1,702,173)	$(19,662,215)	(1,463,822)	$(15,498,036)	4,209,060	$35,741,649	1,121,961	$7,957,293

	Foreign Value				Global Equity
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,818,648	$133,779,124	14,254,969	$116,684,981	1,972,015	$15,218,930	2,164,619	$15,714,941
Reinvested dividends	1,743,044	15,826,838	2,291,342	19,659,718	522,190	4,203,630	104,773	776,371
Shares redeemed	(11,551,550)	(104,786,543)	(9,597,863)	(79,939,310)	(4,459,765)	(34,737,586)	(4,489,509)	(32,102,263)

Net increase (decrease)	6,010,142	$44,819,419	6,948,448	$56,405,389	(1,965,560)	$(15,315,026)	(2,220,117)	$(15,610,951)

	Global Real Estate				Global Social Awareness
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,708,438	$39,510,559	2,639,034	$19,571,555	1,591,521	$21,923,931	1,497,225	$19,027,134
Reinvested dividends	2,488,412	19,932,181	3,955,134	29,386,642	302,583	4,402,588	522,302	6,920,505
Shares redeemed	(9,526,468)	(80,343,975)	(4,831,327)	(36,934,934)	(4,101,249)	(59,057,787)	(5,868,281)	(72,559,901)

Net increase (decrease)	(2,329,618)	$(20,901,235)	1,762,841	$12,023,263	(2,207,145)	$(32,731,268)	(3,848,754)	$(46,612,262)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy				Government Securities
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,819,489	$88,143,514	2,455,952	$26,016,480	1,246,712	$13,454,267	1,794,178	$19,051,830
Reinvested dividends	1,357,427	15,053,864	3,601,517	37,023,590	345,400	3,564,524	477,709	4,944,289
Shares redeemed	(3,527,982)	(39,426,294)	(3,585,244)	(37,852,890)	(2,923,820)	(31,126,765)	(4,339,793)	(45,799,529)

Net increase (decrease)	5,648,934	$63,771,084	2,472,225	$25,187,180	(1,331,708)	$(14,107,974)	(2,067,906)	$(21,803,410)

	Growth				Growth & Income
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,272,922	$35,934,644	1,636,121	$14,562,490	464,776	$5,430,704	602,851	$6,448,835
Reinvested dividends	415,671	4,559,911	581,161	5,393,175	85,984	1,026,650	168,946	1,839,824
Shares redeemed	(7,568,638)	(78,740,192)	(6,715,519)	(60,577,673)	(1,030,236)	(11,849,250)	(1,035,035)	(11,075,123)

Net increase (decrease)	(3,880,045)	$(38,245,637)	(4,498,237)	$(40,622,008)	(479,476)	$(5,391,896)	(263,238)	$(2,786,464)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,708,528	$18,668,858	1,322,475	$11,980,833	11,885,599	$125,547,162	7,833,099	$76,797,761
Reinvested dividends	—	—	—	—	543,629	5,626,559	164,399	1,609,469
Shares redeemed	(2,564,590)	(25,752,948)	(2,245,318)	(19,684,359)	(3,146,565)	(33,437,210)	(1,543,211)	(15,208,887)

Net increase (decrease)	(856,062)	$(7,084,090)	(922,843)	$(7,703,526)	9,282,663	$97,736,511	6,454,287	$63,198,343

	International Equities				International Government Bond
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,835,124	$126,182,913	14,956,126	$85,257,456	4,962,751	$62,894,888	2,171,142	$26,496,357
Reinvested dividends	3,455,884	21,806,627	3,595,226	21,427,547	604,321	7,384,808	489,298	5,920,505
Shares redeemed	(18,663,416)	(115,709,079)	(14,250,721)	(84,396,626)	(3,255,665)	(41,216,310)	(3,267,466)	(39,587,465)

Net increase (decrease)	4,627,592	$32,280,461	4,300,631	$22,288,377	2,311,407	$29,063,386	(607,026)	$(7,170,603)

	International Growth I				Large Cap Core
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,338,854	$79,914,358	4,705,647	$44,658,359	3,995,492	$39,914,483	2,281,757	$21,668,794
Reinvested dividends	714,431	7,823,022	987,543	9,737,177	120,387	1,344,726	141,751	1,374,980
Shares redeemed	(8,966,485)	(95,456,660)	(7,134,548)	(67,891,667)	(4,679,519)	(50,082,972)	(2,329,624)	(21,069,838)

Net increase (decrease)	(913,200)	$(7,719,280)	(1,441,358)	$(13,496,131)	(563,640)	$(8,823,763)	93,884	$1,973,936

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	878,422	$9,616,180	1,062,143	$10,120,144	9,424,919	$185,485,284	5,224,687	$83,782,005
Reinvested dividends	131,775	1,510,142	266,790	2,659,901	1,174,469	23,994,410	4,496,655	73,565,275
Shares redeemed	(4,011,224)	(43,650,677)	(3,611,699)	(35,155,537)	(11,583,528)	(228,840,234)	(11,541,589)	(186,853,714)

Net increase (decrease)	(3,001,027)	$(32,524,355)	(2,282,766)	$(22,375,492)	(984,140)	$(19,360,540)	(1,820,247)	$(29,506,434)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Mid Cap Strategic Growth				Money Market I
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,121,922	$37,079,109	1,701,894	$15,696,112	251,095,249	$251,095,246	532,624,636	$532,624,636
Reinvested dividends	13,945	170,688	133,388	1,285,857	49,917	49,917	263,152	263,152
Shares redeemed	(3,092,830)	(35,726,812)	(2,950,929)	(28,043,019)	(318,860,874)	(318,860,874)	(603,820,169)	(603,820,169)

Net increase (decrease)	43,037	$1,522,985	(1,115,647)	$(11,061,050)	(67,715,708)	$(67,715,711)	(70,932,381)	$(70,932,381)

	Nasdaq-100® Index				Science & Technology
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,195,572	$18,572,201	4,781,443	$22,156,270	2,004,173	$31,080,555	3,619,808	$44,805,576
Reinvested dividends	46,504	280,420	47,168	233,954	1,299	20,804	49,647	640,946
Shares redeemed	(3,951,637)	(22,677,436)	(3,298,187)	(16,062,581)	(6,335,484)	(95,405,253)	(5,233,610)	(65,689,861)

Net increase (decrease)	(709,561)	$(3,824,815)	1,530,424	$6,327,643	(4,330,012)	$(64,303,894)	(1,564,155)	$(20,243,339)

	Small Cap Aggressive				Small Cap
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,850,476	$18,640,333	3,000,874	$27,703,994	1,903,287	$17,266,173	1,165,502	$8,716,814
Reinvested dividends	—	—	739	6,652	53,189	532,422	166,670	1,281,689
Shares redeemed	(3,429,156)	(36,238,490)	(745,517)	(6,755,954)	(4,608,226)	(42,001,286)	(3,975,307)	(30,335,661)

Net increase (decrease)	(1,578,680)	(17,598,157)	2,256,096	$20,954,692	(2,651,750)	$(24,202,691)	(2,643,135)	$(20,337,158)

	Small Cap Index				Small Cap Special Values
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,274,051	$43,537,191	3,827,930	$42,877,305	1,439,048	$12,268,556	1,881,779	$13,237,277
Reinvested dividends	520,585	7,454,783	2,643,388	29,896,720	150,284	1,370,590	439,913	3,330,142
Shares redeemed	(7,648,768)	(101,230,598)	(7,167,309)	(81,659,569)	(3,887,179)	(33,899,893)	(3,311,954)	(25,150,181)

Net increase (decrease)	(3,854,132)	$(50,238,624)	(695,991)	$(8,885,544)	(2,297,847)	$(20,260,747)	(990,262)	$(8,582,762)

	Small-Mid Growth				Stock Index
	For the year ended May 31, 2011		For the year ended May 31, 2010		For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	740,318	$7,191,329	767,420	$6,207,689	8,875,956	$213,232,632	11,224,448	$240,781,531
Reinvested dividends	68	719	22,950	189,800	4,085,725	100,427,114	6,933,485	154,339,366
Shares redeemed	(1,576,981)	(15,513,497)	(1,089,247)	(8,977,230)	(16,368,264)	(398,364,646)	(12,560,079)	(279,440,128)

Net increase (decrease)	(836,595)	$(8,321,449)	(298,877)	$(2,579,741)	(3,406,583)	$(84,704,900)	5,597,854	$115,680,769

	Value
	For the year ended May 31, 2011		For the year ended May 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,132,752	$10,478,791	2,387,928	$20,018,505
Reinvested dividends	104,860	999,315	398,521	3,379,457
Shares redeemed	(5,128,398)	(44,194,185)	(5,701,781)	(46,477,198)

Net increase (decrease)	(3,890,786)	$(32,716,079)	(2,915,332)	$(23,079,236)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Funds’ expenses have been reduced. For the period ended May 31, 2011, the amount of expense reductions received by each fund, used to offset the Funds’ non-affiliated expenses, were as follows:

Fund	Expense Reductions
Asset Allocation	$4,981
Blue Chip Growth	7,722
Broad Cap Value Income	1,748
Core Equity	15,285
Foreign Value	4,705
Global Real Estate	6,038
Global Social Awareness	33,382
Global Strategy	2,735
Growth & Income	7,088
Health Sciences	3,749
International Growth I	1,692
Large Cap Core	16,804
Large Capital Growth	52,575
Mid Cap Strategic Growth	51,907
Science & Technology	78,505
Small Cap Aggressive Growth	33,380
Small Cap	21,288
Small Cap Special Values	15,415
Small-Mid Growth	18,048

Note 8 — Investment Concentration

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, Government Securities Fund, and Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 35.1%, 65.7% and 50.0%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Social Awareness Fund and the International Government Bond Fund. The International Equities Fund had 20.1% and 17.3% of its net assets invested in equity securities domiciled in United Kingdom and the Japan, respectively. The International Growth I Fund had 18.2%, 10.6%, 10.5% and 10.1% of its net assets invested in equity securities domiciled in the United Kingdom, Japan, France and Switzerland respectively. The Foreign Value had 21.0% and 11.2% of its net assets invested in equity securities domiciled in the United Kingdom and France, respectively. The Global Social Awareness Fund had 10.7% of its net assets invested in equity securities domiciled in the Japan. The International Government Bond Fund had 18.3% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2011, the Global Real Estate Fund had 70.8% of its net assets invested in Real Estate Investment Trusts.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Lines of Credit

The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line of credit. State Street’s discretionary bid rate is used on the uncommitted line of credit. There is also a commitment fee of 125 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when a Fund’s shortfall exceeds $100,000. For the period ended May 31, 2011, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	6	$168	$676,422	1.49%
Capital Conservation	5	136	658,662	1.49%
Core Equity	57	390	165,607	1.48%
Foreign Value	3	1,505	11,945,144	1.50%
Global Equity	3	130	1,122,131	1.39%
Global Real Estate	25	631	609,718	1.49%
Global Strategy	13	712	1,324,809	1.47%
Government Securities	1	545	14,122,133	1.39%
Growth	27	247	221,421	1.49%
International Equities	3	44	359,798	1.46%
International Growth I	78	2,122	658,571	1.49%
Large Cap Core	15	424	686,717	1.49%
Mid Cap Strategic Growth	4	313	1,889,030	1.49%
Science & Technology	12	162	339,839	1.45%
Small Cap Aggressive Growth	36	372	249,091	1.49%
Small Cap	18	118	157,068	1.51%
Small-Mid Growth	37	1,058	743,305	1.41%
Value	18	597	781,386	1.53%

As of May 31, 2011, the following fund had an outstanding borrowing:

Fund	Amount
Small-Mid Growth	$1,576,395

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2011, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Directors. The affiliated Funds involved in such transaction must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period May 31, 2011, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Blue Chip Growth	$—	$228,705	$(19,633)
Core Equity	590,688	67,850	17,198
Foreign Value	—	4,179,658	(135,441)
Global Equity	88,452	492,379	92,303
Growth	479,567	913,988	105,171
Health Sciences	388,404	175,106	(48,333)
International Growth I	534,656	477,477	107,185
Large Capital Growth	7,769,273	8,492,046	2,759,247
Mid Cap Strategic Growth	985,283	1,626,572	82,205
Science & Technology	16,080	549,592	304,779
Small Cap	103,321	4,439,350	640,528
Value	184,895	3,073,522	574,187

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Year Ended May 31,							Year Ended May 31,
	2011	2010		2009	2008		2007	2011	2010	2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$9.38	$8.08		$10.68	$12.16		$12.01	$8.77	$7.29	$10.54	$10.80		$8.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25	0.20		0.25	0.31		0.34	0.00	0.00	0.02	0.03		0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	1.63	1.36		(2.06)	(0.75)		1.71	2.41	1.50	(3.25)	(0.23)		1.87

Total income (loss) from investment operations	1.88	1.56		(1.81)	(0.44)		2.05	2.41	1.50	(3.23)	(0.20)		1.90

Distributions from:
Net investment income	(0.21)	(0.26)		(0.34)	(0.35)		(0.21)	(0.00)	(0.02)	(0.01)	(0.02)		(0.02)
Net realized gain on securities	–	–		(0.45)	(0.69)		(1.69)	–	–	(0.01)	(0.04)		–
Return of capital	–	–		–	–		–	–	–	–	–		–

Total distributions	(0.21)	(0.26)		(0.79)	(1.04)		(1.90)	(0.00)	(0.02)	(0.02)	(0.06)		(0.02)

Net asset value at end of period	$11.05	$9.38		$8.08	$10.68		$12.16	$11.18	$8.77	$7.29	$10.54		$10.80

TOTAL RETURN(a)	20.16%	19.38	%(e)	(16.41)%	(3.84	)%(f)	18.14%	27.53%	20.54%	(30.63)%	(1.84	)%(g)	21.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74%	0.78%		0.73%	0.69%		0.70%	0.85%	0.85%	0.85%	0.87%		0.96%
Ratio of expenses to average net assets(c)	0.74%	0.78%		0.73%	0.69%		0.70%	0.87%	0.88%	0.89%	0.91%		0.99%
Ratio of expense reductions to average net assets	0.00%	0.00%		0.02%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
Ratio of net investment income (loss) to average net assets(b)	2.43%	2.18%		2.88%	2.71%		2.87%	0.01%	0.01%	0.29%	0.31%		0.35%
Ratio of net investment income (loss) to average net assets(c)	2.43%	2.18%		2.88%	2.71%		2.87%	(0.01)%	(0.02)%	0.25%	0.27%		0.32%
Portfolio turnover rate	133%	143%		108%	124%		129%	38%	47%	58%	20%		25%
Number of shares outstanding at end of period (000’s)	13,129	13,551		13,693	14,626		14,567	39,707	48,453	49,573	39,703		10,495
Net assets at end of period (000’s)	$145,049	$127,129		$110,655	$156,260		$177,095	$444,092	$424,966	$361,592	$418,429		$113,352

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009	2008	2007	2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.69	$7.12	$10.54	$12.65	$10.21	$9.38	$8.78		$9.54	$9.91	$9.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.16	0.20	0.19	0.17	0.32	0.34		0.43	0.52	0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	2.04	1.58	(3.41)	(1.69)	2.38	0.38	0.70		(0.46)	(0.31)	0.13

Total income (loss) from investment operations	2.19	1.74	(3.21)	(1.50)	2.55	0.70	1.04		(0.03)	0.21	0.61

Distributions from:
Net investment income	(0.16)	(0.17)	(0.21)	(0.19)	(0.11)	(0.31)	(0.44)		(0.73)	(0.58)	(0.15)
Net realized gain on securities	–	–	(0.00)	(0.42)	–	–	–		–	–	–
Return of capital	–	–	–	–	–	–	–		–	–	–

Total distributions	(0.16)	(0.17)	(0.21)	(0.61)	(0.11)	(0.31)	(0.44)		(0.73)	(0.58)	(0.15)

Net asset value at end of period	$10.72	$8.69	$7.12	$10.54	$12.65	$9.77	$9.38		$8.78	$9.54	$9.91

TOTAL RETURN(a)	25.42%	24.41%	(30.34)%	(12.08)%	25.09%	7.56%	12.04	%(e)(f)	(0.06)%	2.09%	6.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.67%	0.69%		0.69%	0.68%	0.67%
Ratio of expenses to average net assets(c)	1.15%	1.14%	1.26%	1.03%	1.05%	0.67%	0.69%		0.69%	0.68%	0.67%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	–	–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.60%	1.90%	2.57%	1.65%	1.50%	3.37%	3.71%		4.83%	5.27%	4.89%
Ratio of net investment income (loss) to average net assets(c)	1.30%	1.61%	2.16%	1.47%	1.30%	3.37%	3.71%		4.83%	5.27%	4.89%
Portfolio turnover rate	21%	22%	24%	21%	27%	164%	170%		122%	136%	203%
Number of shares outstanding at end of period (000’s)	2,708	2,337	2,330	2,481	2,582	14,599	13,871		12,387	13,389	17,897
Net assets at end of period (000’s)	$29,023	$20,302	$16,590	$26,151	$32,646	$142,652	$130,157		$108,805	$127,695	$177,290

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund								Dividend Value Fund
	Year Ended May 31,								Year Ended May 31,
	2011	2010		2009	2008		2007		2011	2010	2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$10.77	$9.24		$13.85	$15.37		$13.00		$7.45	$6.49	$10.66	$12.98		$10.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.14		0.17	0.12		0.12		0.21	0.12	0.18	0.20		0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	2.69	1.59		(4.66)	(1.50)		2.35		1.75	1.02	(3.64)	(1.89)		2.47

Total income (loss) from investment operations	2.82	1.73		(4.49)	(1.38)		2.47		1.96	1.14	(3.46)	(1.69)		2.66

Distributions from:
Net investment income	(0.15)	(0.20)		(0.12)	(0.14)		(0.10)		(0.10)	(0.18)	(0.24)	(0.22)		(0.09)
Net realized gain on securities	–	–		–	–		–		–	–	(0.47)	(0.41)		–
Return of capital	–	–		–	–		–		–	–	–	–		–

Total distributions	(0.15)	(0.20)		(0.12)	(0.14)		(0.10)		(0.10)	(0.18)	(0.71)	(0.63)		(0.09)

Net asset value at end of period	$13.44	$10.77		$9.24	$13.85		$15.37		$9.31	$7.45	$6.49	$10.66		$12.98

TOTAL RETURN(a)	26.32%	18.73	%(h)	(32.34)%	(9.00	)%(f)	19.02	%(e)	26.50%	17.49%	(32.20)%	(13.28	)%(g)	25.67%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.80%		0.82%	0.85%		0.85%		0.82%	0.83%	0.83%	0.83%		0.83%
Ratio of expenses to average net assets(c)	0.94%	0.95%		0.95%	0.91%		0.90%		0.96%	1.00%	0.97%	0.92%		0.92%
Ratio of expense reductions to average net assets	0.01%	0.00%		0.00%	0.00%		0.00%		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.07%	1.30%		1.65%	0.84%		0.85%		2.58%	1.60%	2.35%	1.75%		1.61%
Ratio of net investment income (loss) to average net assets(c)	0.93%	1.16%		1.52%	0.78%		0.79%		2.44%	1.43%	2.21%	1.65%		1.51%
Portfolio turnover rate	103%	103%		88%	69%		110%		70%	41%	39%	37%		30%
Number of shares outstanding at end of period (000’s)	18,743	20,445		21,909	25,275		29,484		20,559	16,350	15,228	16,855		19,083
Net assets at end of period (000’s)	$251,962	$220,172		$202,490	$349,995		$453,147		$191,319	$121,769	$98,820	$179,697		$247,711

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by 0.16% from a reimbursement by an affiliate.
(h)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund					Global Equity Fund
	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009	2008	2007	2011		2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.74	$7.26	$12.41	$13.21	$10.76	$6.88		$6.17		$11.67	$13.82	$10.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.17	0.23	0.36	0.25	0.09		0.10		0.17	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	2.35	0.52	(4.23)	(0.67)	2.33	1.70		0.63		(4.85)	(1.44)	3.06

Total income (loss) from investment operations	2.59	0.69	(4.00)	(0.31)	2.58	1.79		0.73		(4.68)	(1.26)	3.23

Distributions from:
Net investment income	(0.15)	(0.21)	(0.36)	(0.11)	(0.13)	(0.14)		(0.02)		(0.12)	(0.23)	(0.15)
Net realized gain on securities	–	–	(0.79)	(0.38)	0.00	–		–		(0.70)	(0.66)	(0.00)
Return of capital	–	–	–	–	–	–		–		–	–	–

Total distributions	(0.15)	(0.21)	(1.15)	(0.49)	(0.13)	(0.14)		(0.02)		(0.82)	(0.89)	(0.15)

Net asset value at end of period	$10.18	$7.74	$7.26	$12.41	$13.21	$8.53		$6.88		$6.17	$11.67	$13.82

TOTAL RETURN(a)	33.69%	9.23%	(30.15)%	(2.44)%	24.08%	26.09	%(f)	11.86	%(e)	(39.30)%	(9.39)%	30.35%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84%	0.84%	0.94%	0.86%	0.86%	1.00%		1.02%		1.01%	0.97%	0.95%
Ratio of expenses to average net assets(c)	0.84%	0.84%	0.94%	0.86%	0.86%	1.00%		1.02%		1.01%	0.97%	0.95%
Ratio of expense reductions to average net assets	0.00%	0.00%	–	–	–	–		0.01%		0.03%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.60%	1.98%	3.01%	2.82%	2.17%	1.09%		1.44%		2.32%	1.38%	1.41%
Ratio of net investment income (loss) to average net assets(c)	2.60%	1.98%	3.01%	2.82%	2.17%	1.09%		1.44%		2.32%	1.38%	1.41%
Portfolio turnover rate	25%	28%	22%	34%	31%	131%		236%		109%	93%	86%
Number of shares outstanding at end of period (000’s)	104,883	98,873	91,924	76,318	79,082	30,187		32,153		34,373	33,870	34,198
Net assets at end of period (000’s)	$1,067,577	$765,267	$667,342	$946,934	$1,044,980	$257,560		$221,201		$212,124	$395,426	$472,642

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursement for losses realized on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund					Global Social Awareness Fund
	Year Ended May 31,			March 10, 2008* to May 31, 2008		Year Ended May 31,
	2011	2010	2009			2011	2010	2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$7.44	$6.45	$11.21	$10.00		$12.56	$11.21	$20.21	$24.25		$20.82

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.20	0.20	0.04		0.25	0.21	0.27	0.41		0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	2.04	1.64	(4.87)	1.17		3.21	1.48	(7.47)	(1.71)		4.25

Total income (loss) from investment operations	2.20	1.84	(4.67)	1.21		3.46	1.69	(7.20)	(1.30)		4.55

Distributions from:
Net investment income	(0.53)	(0.85)	(0.09)	–		(0.23)	(0.34)	(0.40)	(0.29)		(0.16)
Net realized gain on securities	(0.11)	–	–	–		–	–	(1.40)	(2.45)		(0.96)
Return of capital	–	–	–	–		–	–	–	–		–

Total distributions	(0.64)	(0.85)	(0.09)	–		(0.23)	(0.34)	(1.80)	(2.74)		(1.12)

Net asset value at end of period	$9.00	$7.44	$6.45	$11.21		$15.79	$12.56	$11.21	$20.21		$24.25

TOTAL RETURN(a)	30.56%	28.56%	(41.58)%	12.10%		27.71%	14.88%	(34.56)%	(5.35	)%(e)	22.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.92%	0.93%	0.95%	0.95	%@	0.67%	0.69%	0.72%	0.65%		0.62%
Ratio of expenses to average net assets(c)	0.92%	0.93%	1.01%	5.04	%@	0.67%	0.69%	0.72%	0.65%		0.62%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	–		0.01%	0.01%	0.01%	0.01%		0.02%
Ratio of net investment income (loss) to average net assets(b)	1.88%	2.68%	3.54%	2.22	%@	1.74%	1.63%	2.03%	1.95%		1.31%
Ratio of net investment income (loss) to average net assets(c)	1.88%	2.68%	3.48%	(1.87	)%@	1.74%	1.63%	2.03%	1.95%		1.31%
Portfolio turnover rate	75%	86%	88%	11%		119%	91%	95%	165%		153%
Number of shares outstanding at end of period (000’s)	34,869	37,199	35,436	2,599		18,506	20,713	24,562	27,983		19,308
Net assets at end of period (000’s)	$313,781	$276,688	$228,590	$29,131		$292,234	$260,145	$275,293	$565,483		$468,159

@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund						Government Securities Fund
	Year Ended May 31,						Year Ended May 31,
	2011	2010		2009	2008	2007	2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.07	$9.74		$12.77	$13.08	$10.92	$10.67	$10.50		$10.42	$10.12	$9.86

Income (loss) from investment operations:
Net investment income (loss)(d)	0.36	0.37		0.32	0.41	0.31	0.24	0.28		0.28	0.40	0.43
Net realized and unrealized gain (loss) on investments and foreign currencies	2.11	0.99		(2.39)	(0.33)	2.05	0.12	0.29		0.05	0.36	0.07

Total income (loss) from investment operations	2.47	1.36		(2.07)	0.08	2.36	0.36	0.57		0.33	0.76	0.50

Distributions from:
Net investment income	(0.35)	(1.03)		(0.71)	(0.19)	(0.16)	(0.33)	(0.40)		(0.25)	(0.46)	(0.24)
Net realized gain on securities	–	–		(0.25)	(0.20)	(0.04)	–	–		–	–	–
Return of capital	–	–		–	–	–	–	–		–	–	–

Total distributions	(0.35)	(1.03)		(0.96)	(0.39)	(0.20)	(0.33)	(0.40)		(0.25)	(0.46)	(0.24)

Net asset value at end of period	$12.19	$10.07		$9.74	$12.77	$13.08	$10.70	$10.67		$10.50	$10.42	$10.12

TOTAL RETURN(a)	24.85%	13.79	%(e)	(15.60)%	0.63%	21.86%	3.45%	5.56	%(e)	3.04%	7.54%	5.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68%	0.68%		0.71%	0.73%	0.71%	0.65%	0.71%		0.65%	0.66%	0.67%
Ratio of expenses to average net assets(c)	0.68%	0.68%		0.71%	0.73%	0.71%	0.65%	0.71%		0.65%	0.66%	0.67%
Ratio of expense reductions to average net assets	0.00%	–		–	–	–	–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.26%	3.47%		3.16%	3.17%	2.60%	2.22%	2.58%		2.63%	3.92%	4.22%
Ratio of net investment income (loss) to average net assets(c)	3.26%	3.47%		3.16%	3.17%	2.60%	2.22%	2.58%		2.63%	3.92%	4.22%
Portfolio turnover rate	17%	20%		25%	25%	31%	353%	216%		126%	67%	141%
Number of shares outstanding at end of period (000’s)	44,818	39,169		36,697	38,838	38,988	10,389	11,721		13,789	16,472	10,221
Net assets at end of period (000’s)	$546,500	$394,548		$357,538	$495,975	$509,885	$111,118	$125,053		$144,793	$171,641	$103,483

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund						Growth & Income Fund
	Year Ended May 31,						Year Ended May 31,
	2011	2010		2009	2008	2007	2011	2010		2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$9.20	$7.60		$11.17	$10.26	$9.22	$10.48	$9.35		$16.14	$17.73		$14.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07	0.06		0.05	0.02	(0.01)	0.09	0.13		0.24	0.26		0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	2.65	1.61		(3.62)	0.89	1.05	2.37	1.24		(5.79)	(0.85)		2.95

Total income (loss) from investment operations	2.72	1.67		(3.57)	0.91	1.04	2.46	1.37		(5.55)	(0.59)		3.14

Distributions from:
Net investment income	(0.07)	(0.07)		0.00	–	0.00	(0.14)	(0.24)		(0.28)	(0.22)		(0.11)
Net realized gain on securities	–	–		0.00	–	–	–	–		(0.96)	(0.78)		–
Return of capital	–	–		–	–	–	–	–		–	–		–

Total distributions	(0.07)	(0.07)		0.00	–	0.00	(0.14)	(0.24)		(1.24)	(1.00)		(0.11)

Net asset value at end of period	$11.85	$9.20		$7.60	$11.17	$10.26	$12.80	$10.48		$9.35	$16.14		$17.73

TOTAL RETURN(a)	29.60%	22.01	%(f)	(31.94)%	8.87%	11.29%	23.60%	14.58	%(f)	(33.90)%	(3.44	)%(e)	21.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.85%		0.94%	0.95%	0.94%	0.85%	0.85%		0.85%	0.85%		0.85%
Ratio of expenses to average net assets(c)	0.85%	0.88%		0.94%	0.95%	0.94%	0.96%	0.95%		0.95%	0.89%		0.89%
Ratio of expense reductions to average net assets	–	–		–	–	–	0.01%	0.01%		0.02%	0.03%		0.02%
Ratio of net investment income (loss) to average net assets(b)	0.71%	0.67%		0.64%	0.22%	(0.09)%	0.76%	1.21%		2.15%	1.53%		1.18%
Ratio of net investment income (loss) to average net assets(c)	0.67%	0.64%		0.64%	0.22%	(0.09)%	0.65%	1.11%		2.05%	1.49%		1.13%
Portfolio turnover rate	95%	99%		114%	203%	103%	167%	174%		189%	238%		169%
Number of shares outstanding at end of period (000’s)	67,486	71,366		75,864	86,259	99,984	7,119	7,598		7,861	8,034		8,422
Net assets at end of period (000’s)	$800,022	$656,380		$576,502	$963,368	$1,025,501	$91,114	$79,602		$73,508	$129,657		$149,283

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund					Inflation Protected Fund
	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.07	$7.18	$10.56	$11.53	$10.64	$10.17	$9.20	$10.01	$9.59	$9.60

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	(0.05)	(0.04)	(0.07)	(0.06)	0.34	0.24	0.20	0.49	0.39
Net realized and unrealized gain (loss) on investments and foreign currencies	3.71	1.94	(2.45)	0.13	2.37	0.62	0.81	(0.61)	0.29	(0.07)

Total income (loss) from investment operations	3.71	1.89	(2.49)	0.06	2.31	0.96	1.05	(0.41)	0.78	0.32

Distributions from:
Net investment income	–	–	–	–	–	(0.24)	(0.08)	(0.39)	(0.36)	(0.33)
Net realized gain on securities	–	–	(0.89)	(1.03)	(1.42)	–	–	–	–	–
Return of capital	–	–	–	–	–	–	–	(0.01)	–	–

Total distributions	–	–	(0.89)	(1.03)	(1.42)	(0.24)	(0.08)	(0.40)	(0.36)	(0.33)

Net asset value at end of period	$12.78	$9.07	$7.18	$10.56	$11.53	$10.89	$10.17	$9.20	$10.01	$9.59

TOTAL RETURN(a)	40.90%	26.32%	(23.05)%	0.05%	23.19%	9.57%	11.47%	(4.08)%	8.22%	3.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.17%	1.18%	1.19%	1.17%	1.17%	0.63%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	1.17%	1.18%	1.19%	1.17%	1.17%	0.63%	0.65%	0.66%	0.73%	1.05%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01%	(0.62)%	(0.55)%	(0.63)%	(0.57)%	3.30%	2.55%	2.18%	5.59%	4.00%
Ratio of net investment income (loss) to average net assets(c)	0.01%	(0.62)%	(0.55)%	(0.63)%	(0.57)%	3.30%	2.55%	2.16%	5.51%	3.61%
Portfolio turnover rate	38%	38%	43%	44%	47%	49%	48%	39%	70%	37%
Number of shares outstanding at end of period (000’s)	17,920	18,776	19,699	18,782	17,035	31,956	22,673	16,219	15,887	1,640
Net assets at end of period (000’s)	$229,069	$170,216	$141,470	$198,368	$196,444	$347,947	$230,538	$149,178	$159,074	$15,722

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$5.38	$5.15	$10.37	$11.29	$9.79	$11.92	$11.55	$12.39	$12.05	$12.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.13	0.19	0.31	0.25	0.42	0.45	0.46	0.49	0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	1.45	0.25	(4.18)	(0.75)	2.02	1.12	0.40	(0.56)	0.57	0.42

Total income (loss) from investment operations	1.61	0.38	(3.99)	(0.44)	2.27	1.54	0.85	(0.10)	1.06	0.91

Distributions from:
Net investment income	(0.15)	(0.15)	(0.28)	(0.26)	(0.16)	(0.60)	(0.48)	(0.73)	(0.63)	(0.52)
Net realized gain on securities	–	–	(0.95)	(0.22)	(0.61)	–	–	(0.01)	(0.09)	(0.42)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.15)	(0.15)	(1.23)	(0.48)	(0.77)	(0.60)	(0.48)	(0.74)	(0.72)	(0.94)

Net asset value at end of period	$6.84	$5.38	$5.15	$10.37	$11.29	$12.86	$11.92	$11.55	$12.39	$12.05

TOTAL RETURN(a)	30.18%	7.06%	(37.10)%	(3.91)%	24.05%	13.16%	7.32%	(0.70)%	8.94%	7.60	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.47%	0.52%	0.55%	0.51%	0.50%	0.67%	0.68%	0.72%	0.68%	0.70%
Ratio of expenses to average net assets(c)	0.47%	0.52%	0.55%	0.51%	0.50%	0.67%	0.68%	0.72%	0.68%	0.70%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.53%	2.29%	3.18%	2.87%	2.45%	3.34%	3.70%	3.96%	4.07%	4.04%
Ratio of net investment income (loss) to average net assets(c)	2.53%	2.29%	3.18%	2.87%	2.45%	3.34%	3.70%	3.96%	4.07%	4.04%
Portfolio turnover rate	56%	66%	81%	104%	47%	113%	147%	224%	183%	164%
Number of shares outstanding at end of period (000’s)	150,421	145,793	141,492	106,313	97,164	14,721	12,409	13,016	14,457	11,264
Net assets at end of period (000’s)	$1,028,197	$783,839	$728,784	$1,102,850	$1,097,046	$189,309	$147,932	$150,314	$179,191	$135,777

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth I Fund						Large Cap Core Fund
	Year Ended May 31,						Year Ended May 31,
	2011		2010	2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.04		$8.29	$13.15	$12.91	$10.30	$9.37	$7.92	$10.78	$11.91	$10.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.13	0.18	0.20	0.14	0.09	0.10	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	2.98		0.80	(4.86)	0.16	2.65	2.98	1.47	(2.51)	(0.65)	1.78

Total income (loss) from investment operations	3.15		0.93	(4.68)	0.36	2.79	3.07	1.57	(2.38)	(0.54)	1.91

Distributions from:
Net investment income	(0.15)		(0.18)	(0.18)	(0.12)	(0.18)	(0.11)	(0.12)	(0.04)	(0.09)	(0.10)
Net realized gain on securities	–		–	–	–	–	–	–	(0.44)	(0.50)	–
Return of capital	–		–	–	–	–	–	–	–	–	–

Total distributions	(0.15)		(0.18)	(0.18)	(0.12)	(0.18)	(0.11)	(0.12)	(0.48)	(0.59)	(0.10)

Net asset value at end of period	$12.04		$9.04	$8.29	$13.15	$12.91	$12.33	$9.37	$7.92	$10.78	$11.91

TOTAL RETURN(a)	35.00	%(e)	11.07%	(35.39)%	2.78%	27.31%	32.94%	19.81%	(21.36)%	(4.73)%	19.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01%		1.01%	1.01%	1.01%	1.01%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.12%		1.12%	1.14%	1.11%	1.11%	0.85%	0.88%	0.89%	1.00%	0.91%
Ratio of expense reductions to average net assets	0.00%		0.00%	0.00%	0.00%	0.00%	0.01%	0.01%	0.02%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.53%		1.35%	2.11%	1.56%	1.19%	0.85%	1.08%	1.60%	0.96%	1.15%
Ratio of net investment income (loss) to average net assets(c)	1.42%		1.24%	1.97%	1.46%	1.09%	0.85%	1.05%	1.56%	0.81%	1.09%
Portfolio turnover rate	67%		79%	70%	64%	74%	44%	33%	41%	62%	24%
Number of shares outstanding at end of period (000’s)	51,294		52,207	53,649	55,226	51,765	11,843	12,406	12,312	7,869	7,405
Net assets at end of period (000’s)	$617,720		$471,764	$444,783	$726,258	$668,274	$145,975	$116,227	$97,480	$84,844	$88,186

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Year Ended May 31,							Year Ended May 31,
	2011	2010		2009	2008		2007	2011		2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.73	$8.23		$12.45	$12.38		$10.43	$17.30		$13.32	$23.88	$26.62	$23.72

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03	0.04		0.06	0.03		0.05	0.18		0.19	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	2.59	1.53		(4.01)	0.07		1.93	5.43		4.40	(8.65)	(1.05)	4.38

Total income (loss) from investment operations	2.62	1.57		(3.95)	0.10		1.98	5.61		4.59	(8.40)	(0.79)	4.68

Distributions from:
Net investment income	(0.04)	(0.07)		(0.03)	(0.03)		(0.03)	(0.20)		(0.25)	(0.27)	(0.30)	(0.12)
Net realized gain on securities	–	–		(0.24)	–		–	–		(0.36)	(1.89)	(1.65)	(1.66)
Return of capital	–	–		–	–		–	–		–	–	–	–

Total distributions	(0.04)	(0.07)		(0.27)	(0.03)		(0.03)	(0.20)		(0.61)	(2.16)	(1.95)	(1.78)

Net asset value at end of period	$12.31	$9.73		$8.23	$12.45		$12.38	$22.71		$17.30	$13.32	$23.88	$26.62

TOTAL RETURN(a)	27.01%	19.08	%(f)	(31.55)%	0.78	%(e)	18.97%	32.54	%(g)	34.73%	(33.91)%	(2.73)%	20.77%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78%	0.78%		0.79%	0.78%		0.76%	0.39%		0.39%	0.40%	0.38%	0.38%
Ratio of expenses to average net assets(c)	0.78%	0.78%		0.79%	0.78%		0.76%	0.39%		0.39%	0.40%	0.38%	0.38%
Ratio of expense reductions to average net assets	0.01%	0.00%		0.00%	0.01%		0.01%	–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.25%	0.41%		0.61%	0.27%		0.42%	0.93%		1.17%	1.64%	1.08%	1.27%
Ratio of net investment income (loss) to average net assets(c)	0.25%	0.41%		0.61%	0.27%		0.42%	0.93%		1.17%	1.64%	1.08%	1.27%
Portfolio turnover rate	129%	59%		49%	49%		78%	18%		12%	22%	21%	14%
Number of shares outstanding at end of period (000’s)	32,735	35,736		38,018	41,724		47,394	120,474		121,459	123,279	112,050	115,417
Net assets at end of period (000’s)	$402,977	$347,731		$312,755	$519,294		$586,875	$2,736,232		$2,101,641	$1,642,120	$2,676,198	$3,071,995

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund						Money Market I Fund
	Year Ended May 31,						Year Ended May 31,
	2011	2010		2009	2008	2007	2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.92	$7.83		$15.03	$14.14	$11.76	$1.00	$1.00		$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	(0.00)		0.02	0.01	0.00	0.00	0.00		0.01	0.04	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	3.70	2.14		(5.95)	1.23	2.39	(0.00)	0.00		–	–	–

Total income (loss) from investment operations	3.71	2.14		(5.93)	1.24	2.39	–	0.00		0.01	0.04	0.05

Distributions from:
Net investment income	(0.01)	(0.05)		–	–	(0.01)	(0.00)	(0.00)		(0.01)	(0.04)	(0.05)
Net realized gain on securities	–	–		(1.27)	(0.35)	–	–	(0.00)		–	–	–
Return of capital	–	–		–	–	–	–	–		–	–	–

Total distributions	(0.01)	(0.05)		(1.27)	(0.35)	(0.01)	(0.00)	(0.00)		(0.01)	(0.04)	(0.05)

Net asset value at end of period	$13.62	$9.92		$7.83	$15.03	$14.14	$1.00	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN(a)	37.37%	27.35	%(f)	(37.52)%	8.71%	20.30%	0.01%	0.04	%(e)	1.33%	3.82%	4.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84%	0.85%		0.85%	0.84%	0.83%	0.24%	0.41%		0.54%	0.51%	0.52%
Ratio of expenses to average net assets(c)	0.84%	0.86%		0.87%	0.84%	0.83%	0.52%	0.55%		0.59%	0.51%	0.52%
Ratio of expense reductions to average net assets	0.02%	0.04%		0.04%	0.01%	0.00%	–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.10%	(0.09)%		0.21%	0.03%	0.00%	0.01%	0.03%		1.31%	3.72%	4.80%
Ratio of net investment income (loss) to average net assets(c)	0.10%	(0.10)%		0.19%	0.03%	0.00%	(0.27)%	(0.10)%		1.26%	3.72%	4.80%
Portfolio turnover rate	134%	239%		293%	151%	242%	N/A	N/A		N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	25,052	25,009		26,125	24,438	23,317	474,285	542,000		612,933	572,369	516,352
Net assets at end of period (000’s)	$341,241	$248,109		$204,470	$367,295	$329,635	$473,443	$541,159		$611,356	$572,434	$516,352

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund						Science & Technology Fund
	Year Ended May 31,						Year Ended May 31,
	2011	2010		2009	2008	2007	2011	2010		2009		2008	2007

PER SHARE DATA
Net asset value at beginning of period	$5.03	$3.89		$5.62	$5.34	$4.38	$12.93	$9.98		$14.41		$13.67	$11.50

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.01		0.01	0.01	0.00	(0.03)	(0.02)		0.01		(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.41	1.14		(1.68)	0.27	0.96	4.67	2.98		(4.44)		0.75	2.22

Total income (loss) from investment operations	1.43	1.15		(1.67)	0.28	0.96	4.64	2.96		(4.43)		0.74	2.17

Distributions from:
Net investment income	(0.01)	(0.01)		(0.01)	–	(0.00)	(0.00)	(0.01)		–		–	–
Net realized gain on securities	–	–		(0.05)	–	–	–	–		–		–	–
Return of capital	–	–		–	–	–	–	–		–		–	–

Total distributions	(0.01)	(0.01)		(0.06)	–	(0.00)	(0.00)	(0.01)		–		–	–

Net asset value at end of period	$6.45	$5.03		$3.89	$5.62	$5.34	$17.57	$12.93		$9.98		$14.41	$13.67

TOTAL RETURN(a)	28.53%	29.60	%(f)	(29.36)%	5.32%	22.01%	35.89%	29.67	%(f)	(30.74	)%(e)	5.41%	18.87%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53%	0.54%		0.55%	0.56%	0.63%	1.02%	1.02%		1.06%		1.00%	1.03%
Ratio of expenses to average net assets(c)	0.63%	0.60%		0.66%	0.60%	0.63%	1.02%	1.02%		1.06%		1.00%	1.03%
Ratio of expense reductions to average net assets	–	–		–	–	–	0.01%	0.02%		0.01%		0.01%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.43%	0.25%		0.35%	0.27%	0.08%	(0.22)%	(0.20)%		0.09%		(0.11)%	(0.39)%
Ratio of net investment income (loss) to average net assets(c)	0.33%	0.18%		0.24%	0.23%	0.08%	(0.22)%	(0.20)%		0.09%		(0.11)%	(0.39)%
Portfolio turnover rate	29%	6%		9%	8%	5%	111%	138%		150%		145%	163%
Number of shares outstanding at end of period (000’s)	19,713	20,423		18,892	17,471	15,678	50,582	54,912		56,476		63,061	70,630
Net assets at end of period (000’s)	$127,160	$102,703		$73,521	$98,269	$83,647	$888,918	$710,097		$563,610		$908,590	$965,650

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund						Small Cap Fund
	Year Ended May 31,						Year Ended May 31,
	2011	2010		2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$9.84	$7.05		$11.17	$11.71	$10.22	$8.31	$6.39	$9.82	$13.22	$12.64

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.06)	(0.05)		(0.03)	(0.05)	(0.08)	0.01	0.01	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	2.85	2.84		(3.17)	(0.49)	1.58	2.92	1.95	(2.98)	(2.04)	1.58

Total income (loss) from investment operations	2.79	2.79		(3.20)	(0.54)	1.50	2.93	1.96	(2.95)	(2.00)	1.59

Distributions from:
Net investment income	–	(0.00)		–	–	–	(0.02)	(0.04)	(0.04)	–	–
Net realized gain on securities	–	–		(0.92)	–	(0.01)	–	–	(0.44)	(1.40)	(1.01)
Return of capital	–	–		–	–	–	–	–	–	–	–

Total distributions	–	(0.00)		(0.92)	–	(0.01)	(0.02)	(0.04)	(0.48)	(1.40)	(1.01)

Net asset value at end of period	$12.63	$9.84		$7.05	$11.17	$11.71	$11.22	$8.31	$6.39	$9.82	$13.22

TOTAL RETURN(a)	28.35%	39.59	%(e)	(26.42)%	(4.59)%	14.70%	35.24%	30.65%	(29.56)%	(15.29)%	13.29%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	0.99%		0.99%	1.00%	1.00%	0.93%	0.94%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(c)	1.05%	1.10%		1.12%	1.14%	1.15%	1.05%	1.06%	1.07%	1.05%	1.02%
Ratio of expense reductions to average net assets	0.04%	0.02%		0.01%	0.03%	0.02%	0.01%	0.01%	0.01%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.62)%	(0.56)%		(0.37)%	(0.52)%	(0.83)%	0.05%	0.13%	0.40%	0.31%	0.04%
Ratio of net investment income (loss) to average net assets(c)	(0.68)%	(0.66)%		(0.50)%	(0.66)%	(0.98)%	(0.07)%	0.00%	0.28%	0.21%	(0.03)%
Portfolio turnover rate	42%	73%		74%	98%	192%	38%	37%	40%	119%	87%
Number of shares outstanding at end of period (000’s)	7,230	8,809		6,553	5,823	4,434	31,857	34,509	37,152	39,852	41,863
Net assets at end of period (000’s)	$91,326	$86,711		$46,179	$65,033	$51,911	$357,571	$286,788	$237,444	$391,306	$553,319

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009	2008	2007	2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.15	$9.43	$15.80	$19.41	$17.24	$8.08	$6.03		$9.73	$12.62	$10.59

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.11	0.18	0.23	0.21	0.06	0.05		0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	3.44	3.06	(5.35)	(2.27)	2.93	1.59	2.12		(3.43)	(2.31)	2.01

Total income (loss) from investment operations	3.57	3.17	(5.17)	(2.04)	3.14	1.65	2.17		(3.33)	(2.19)	2.14

Distributions from:
Net investment income	(0.12)	(0.18)	(0.23)	(0.20)	(0.07)	(0.06)	(0.12)		(0.10)	(0.09)	(0.06)
Net realized gain on securities	–	(0.27)	(0.97)	(1.37)	(0.90)	–	–		(0.27)	(0.61)	(0.05)
Return of capital	–	–	–	–	–	–	–		–	–	–

Total distributions	(0.12)	(0.45)	(1.20)	(1.57)	(0.97)	(0.06)	(0.12)		(0.37)	(0.70)	(0.11)

Net asset value at end of period	$15.60	$12.15	$9.43	$15.80	$19.41	$9.67	$8.08		$6.03	$9.73	$12.62

TOTAL RETURN(a)	29.44%	34.01%	(32.19)%	(10.71)%	18.66%	20.40%	36.20	%(e)	(33.97)%	(17.39)%	20.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44%	0.46%	0.47%	0.42%	0.43%	0.90%	0.90%		0.90%	0.90%	0.90%
Ratio of expenses to average net assets(c)	0.44%	0.46%	0.47%	0.42%	0.43%	0.92%	0.98%		0.96%	0.92%	0.90%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.01%	0.01%		0.04%	0.03%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.95%	0.98%	1.65%	1.34%	1.20%	0.65%	0.69%		1.48%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets(c)	0.95%	0.98%	1.65%	1.34%	1.20%	0.63%	0.61%		1.42%	1.07%	1.10%
Portfolio turnover rate	13%	15%	24%	20%	18%	41%	98%		67%	51%	64%
Number of shares outstanding at end of period (000’s)	62,750	66,604	67,300	62,690	62,786	23,569	25,867		26,857	26,379	30,647
Net assets at end of period (000’s)	$978,592	$809,018	$634,336	$990,398	$1,218,827	$227,951	$209,121		$162,069	$256,767	$386,817

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund						Stock Index Fund
	Year Ended May 31,						Year Ended May 31,
	2011	2010		2009	2008	2007	2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.54	$6.79		$10.05	$11.65	$10.33	$21.93	$19.06	$34.60	$39.80	$33.87

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.06)	(0.05)		0.01	(0.03)	(0.02)	0.41	0.37	0.53	0.60	0.58
Net realized and unrealized gain (loss) on investments and foreign currencies	3.24	1.82		(2.98)	(1.57)	1.34	5.12	3.66	(12.20)	(3.30)	6.86

Total income (loss) from investment operations	3.18	1.77		(2.97)	(1.60)	1.32	5.53	4.03	(11.67)	(2.70)	7.44

Distributions from:
Net investment income	(0.00)	(0.02)		(0.01)	–	–	(0.43)	(0.49)	(0.70)	(0.61)	(0.31)
Net realized gain on securities	–	–		(0.28)	–	–	(0.32)	(0.67)	(3.17)	(1.89)	(1.20)
Return of capital	–	–		–	–	–	–	–	–	–	–

Total distributions	(0.00)	(0.02)		(0.29)	–	–	(0.75)	(1.16)	(3.87)	(2.50)	(1.51)

Net asset value at end of period	$11.72	$8.54		$6.79	$10.05	$11.65	$26.71	$21.93	$19.06	$34.60	$39.80

TOTAL RETURN(a)	37.24%	26.03	%(e)	(29.01)%	(13.73)%	12.78%	25.55%	21.06%	(32.99)%	(6.98)%	22.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%	1.00%		1.00%	1.00%	1.00%	0.38%	0.38%	0.39%	0.35%	0.35%
Ratio of expenses to average net assets(c)	1.15%	1.09%		1.15%	1.03%	1.01%	0.38%	0.38%	0.39%	0.35%	0.35%
Ratio of expense reductions to average net assets	0.02%	0.04%		0.06%	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.61)%	(0.63)%		0.01%	(0.33)%	(0.20)%	1.70%	1.70%	2.31%	1.64%	1.58%
Ratio of net investment income (loss) to average net assets(c)	(0.76)%	(0.72)%		(0.14)%	(0.36)%	(0.21)%	1.70%	1.70%	2.31%	1.64%	1.58%
Portfolio turnover rate	155%	74%		91%	196%	83%	11%	7%	7%	5%	4%
Number of shares outstanding at end of period (000’s)	10,329	11,165		11,464	11,803	13,987	132,974	136,381	130,783	124,600	133,576
Net assets at end of period (000’s)	$121,033	$95,319		$77,843	$118,628	$162,946	$3,551,607	$2,990,589	$2,493,280	$4,311,083	$5,316,922

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement from an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Year Ended May 31,
	2011	2010	2009		2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.28	$7.20	$11.01		$13.41	$12.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10	0.05	0.15		0.15	0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	1.97	1.20	(3.76)		(1.65)	3.10

Total income (loss) from investment operations	2.07	1.25	(3.61)		(1.50)	3.18

Distributions from:
Net investment income	(0.07)	(0.17)	(0.09)		(0.04)	(0.24)
Net realized gain on securities	–	–	(0.11)		(0.86)	(1.72)
Return of capital	–	–	–		–	–

Total distributions	(0.07)	(0.17)	(0.20)		(0.90)	(1.96)

Net asset value at end of period	$10.28	$8.28	$7.20		$11.01	$13.41

TOTAL RETURN(a)	25.03%	17.30%	(32.55	)%(e)	(11.44)%	28.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%		0.88%	1.03%
Ratio of expenses to average net assets(c)	0.93%	0.94%	0.94%		0.93%	1.03%
Ratio of expense reductions to average net assets	–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.10%	0.56%	1.89%		1.39%	0.65%
Ratio of net investment income (loss) to average net assets(c)	1.02%	0.47%	1.79%		1.34%	0.64%
Portfolio turnover rate	157%	105%	173%		142%	116%
Number of shares outstanding at end of period (000’s)	14,825	18,716	21,631		25,199	6,691
Net assets at end of period (000’s)	$152,457	$155,035	$155,725		$277,346	$89,740

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of VALIC Company I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-three portfolios constituting VALIC Company I (the “Series”) at May 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above. The financial highlights for the period ending May 31, 2007 were audited by another independent registered public accounting firm whose report, dated July 25, 2007, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas

July 28, 2011

VALIC Company I

APPROVAL OF ADVISORY CONTRACTS (Unaudited)

Approval at January 2011 Meeting

At an in-person meeting held on January 24-25, 2011, the Board of Directors (the “Board”), including the Directors that are not interested persons of VC I, as such term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and each of the following sub-advisers: RCM Capital Management, LLC (“RCM”) with respect to the Mid Cap Strategic Growth Fund (“Mid Cap Strategic Growth”), and Wellington Management Company, LLP (“Wellington Management”) with respect to the Value Fund (“Value”) (each, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”).

RCM and Wellington Management are collectively referred to as the “Sub-advisers” and each individually as a “Sub-adviser.” Mid Cap Strategic Growth and Value are collectively referred to as the “Funds,” and each individually as a “Fund.”

In connection with the approval of the Sub-Advisory Agreements with RCM and Wellington Management, the Board approved the termination of PineBridge Investments, LLC (“PineBridge”) as a co-sub-adviser of Mid Cap Strategic Growth and the termination of OppenheimerFunds, Inc. (“Oppenheimer”) as the sub-adviser of Value, respectively. Management noted that Morgan Stanley Investment Management, Inc. (“MSIM”) will continue to serve as a co-sub-adviser of Mid Cap Strategic Growth.

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by the Sub-advisers; (2) each Sub-adviser’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Subadvisory Expense Group”), as selected by Lipper, Inc., an independent third-party provider of investment company data; (3) the investment performance of each Fund compared to performance of comparable funds in its Morningstar category (“Performance Group”) and against each Fund’s benchmark (the “Benchmark”), and the investment performance of a comparable fund managed by each Sub-adviser against the relevant Fund’s Performance Group, Benchmark and the Fund’s performance; (4) the costs of services and the benefits potentially to be derived by the Sub-advisers, (5) whether the Funds would benefit from possible economies of scale by engaging the Sub-advisers; (6) the profitability of the Sub-advisers; and (7) the terms of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board also took into account presentations made at the January 2011 meeting by members of management as well as presentations made by representatives from each of the Sub-advisers who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Board also considered that each Sub-adviser’s management of a Fund is subject to the oversight of VALIC and the Board, and each Fund must be managed in accordance with its investment objective, policies and restrictions as set forth in the Fund’s prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by the Sub-advisers. The Board considered the qualifications, background and responsibilities of the Sub-advisers’ investment and compliance personnel who would be responsible for providing investment management services to the Funds. The Board considered the investment strategies, investment style and investment processes that would be implemented by the Sub-advisers’ portfolio teams. The Board took into account the financial condition of the Sub-advisers.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by the Sub-advisers under their respective Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed each Fund’s sub-advisory fee rates compared against the relevant Subadvisory Expense Group/Universe. The Board also considered that VALIC negotiated the sub-advisory fee rates at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Funds. The Board considered that the subadvisory fee rate payable to each Sub-adviser contains breakpoints. The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers.

It was noted that the Board reviews regularly detailed performance information about each Fund. The Board received and reviewed information prepared by management regarding the Funds’ investment performance compared against their Benchmarks and their respective Performance Groups. It was noted that all performance information presented was as of the period ended November 30, 2010.

Mid Cap Strategic Growth. The Board noted that the sub-advisory fee payable to RCM is equal to the sub-advisory fee payable to PineBridge except that subadvisory fee payable to RCM would be lower than the subadvisory fee payable to PineBridge once the Fund’s assets exceeded $500 million. It was noted that the Fund’s total assets as of December 31, 2010 were approximately $241 million. Therefore, the advisory fees retained by VALIC after payment of sub-advisory fees would not have changed, although if the Fund’s assets increase in the future, VALIC could retain a greater percentage of its advisory fees. The Board also considered that the sub-advisory fee rate payable to RCM was equal to the median of the Subadvisor Expense Group and higher than the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory fee rate would remain the same.

With respect to the Fund’s performance, the Board considered management has closely monitored the Fund’s performance for the past two years and that the Fund’s underperformance relative to its Performance Group and Benchmark since September 2009 was attributable to the portion of the Fund managed by PineBridge. The Board considered the performance of another Fund managed by RCM with a similar investment objective and investment style. The Board noted that the similar fund managed by RCM underperformed the Benchmark for the 1- year period and outperformed the Benchmark for the 3- and 5- year periods. The Board also noted that the similar fund managed by RCM outperformed the Performance Group for the 1-, 3- and 5- year periods. The Board also considered information presented by management regarding the hypothetical performance of the Fund had it been sub-advised by RCM with the proposed allocation between RCM and the Fund’s current sub-adviser, Morgan Stanley Investment Management.

Value. The Board noted that the sub-advisory fee payable to Wellington Management is lower than the sub-advisory fee payable to Oppenheimer. The Board also considered that the sub-advisory fee payable to Wellington Management was equal to the median of the Fund’s Subadvisor Expense Group and above the median of its Subadvisor

VALIC Company I

APPROVAL OF ADVISORY CONTRACTS (Unaudited) — (continued)

Expense Universe. As a result of the lower sub-advisory fee rate payable to Wellington Management, the advisory fees retained by VALIC after the payment of subadvisory fees would increase. It was noted that if Wellington Management had served as sub-adviser for the fiscal year ended May 31, 2010, VALIC would have retained $637,377, which is approximately $83,866, or 15.15% more than the amount actually retained during the fiscal year ($553,511). The Board took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory fee rate would remain the same.

With respect to the Fund’s performance, the Board considered management has closely monitored the Fund’s performance for more than a year and that the Fund’s performance has experienced cyclical periods of over and under performance under Oppenheimer’s management. The Board considered the performance of another fund managed by Wellington Management with a similar investment objective and investment style. The Board noted that the similar fund managed by Wellington Management underperformed the Benchmark and Performance Group for the 1- year period and outperformed the Benchmark and Performance Group for the 3- and 5- year periods.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-Advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Funds are de minimis. Because sub-advisory fees are paid by VALIC and not by the Funds, the Board determined that the costs of the services to be provided by each Sub-adviser and the profitability to each Sub-adviser from its relationship with the respective Fund was not a material factor in its deliberations with respect to consideration of approval of the Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds was not a material factor in approving the Sub-Advisory Agreements although the Board noted that each proposed sub-advisory fee schedule contained breakpoints.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities undertaken by the Sub-advisers. The Board also reviewed the terms of payment for services to be rendered by the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and its deliberations, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of each Fund and its shareholders to approve the respective Sub-Advisory Agreements.

Approval at April 2011 Meeting

At an in-person meeting held on April 18-19, 2011, the Board, including the Independent Directors, approved an investment sub-advisory agreement between VALIC and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Global Equity Fund (the “Fund”) (the “Sub-Advisory Agreement”). In connection with the approval of the Sub-Advisory Agreement, the Board approved the termination of BlackRock Financial Management, Inc. (“BlackRock”) as the sub-adviser of the Fund.

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreement Those factors included: (1) the nature, extent and quality of services to be provided by JPMIM; (2) JPMIM’s sub-advisory fee rate compared to the Fund’s Subadvisory Expense Group; (3) the investment performance of the Fund compared to the performance of comparable funds selected by Lipper (the “Lipper Peer Group”), and against the Fund’s benchmark, and the investment performance of a comparable fund managed by JPMIM against comparable funds selected by Morningstar (the “Performance Group”) and the Fund’s new benchmark, the MSCI Emerging Markets Index (the “Benchmark”); (4) the costs of services and the benefits potentially to be derived by JPMIM, (5) whether the Fund would benefit from possible economies of scale by engaging JPMIM; (6) the profitability of JPMIM; and (7) the terms of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account presentations made at the April 2011 meeting by members of management as well as presentations made by representatives of JPMIM who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by JPMIM. The Board also considered that JPMIM’s management of the Fund is subject to the oversight of VALIC and the Board, and the Fund must be managed in accordance with its investment objective, policies and restrictions as set forth in the Fund’s prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by JPMIM. The Board considered the qualifications, background and responsibilities of JPMIM’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. The Board considered the investment strategies, investment style and investment processes that would be implemented by JPMIM’s portfolio management team. The Board took into account the financial condition of JPMIM. In addition, the Board noted that JPMIM currently sub-advises a portion of the VALIC Company II (“VC II”) Small Cap Value Fund and the VC II Small Cap Growth Fund and that management is familiar with JPMIM’s business, legal, operations and compliance staff.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by JPMIM under the Sub-Advisory Agreement would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed the Fund’s sub-advisory fee rates compared against the Subadvisory Expense Group/Universe. The Board also considered that VALIC negotiated the sub-advisory fee rates at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund. The Board considered that the subadvisory fee rate payable to JPMIM contains breakpoints. JPMIM provided and the Board also considered expense information of comparable accounts managed by JPMIM.

VALIC Company I

APPROVAL OF ADVISORY CONTRACTS (Unaudited) — (continued)

It was noted that the Board reviews regularly detailed performance information about the Fund. The Board received and reviewed information prepared by management regarding the Fund’s investment performance compared against its benchmark and Lipper Peer Group.

The Board noted that the sub-advisory fee payable to JPMIM is equal to the sub-advisory fee payable to BlackRock based on the Fund’s current assets but that once the Fund’s assets exceed $300 million the subadvisory fee payable to JPMIM would be higher than the subadvisory fee payable to BlackRock. It was noted that once the Fund’s assets exceed $300 million, VALIC could retain a lesser percentage of its advisory fees. The Board also considered that the sub-advisory fee rate payable to JPMIM was equal to the median of the Subadvisor Expense Universe and was the lowest in the Subadvisor Expense Group (which consisted of only two other funds). The Board took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory fee rate would remain the same.

With respect to the Fund’s performance, the Board considered that management has closely monitored the Fund’s performance since BlackRock assumed sub-advisory responsibilities in September 2009. The Board considered the performance of another Fund managed by JPMIM with a similar investment objective and investment style as the Fund (the “Comparable Fund”). The Board noted that the Comparable Fund outperformed the Benchmark for the year-to-date, one- and three-year periods ended February 28, 2011 and was in line with the Benchmark for the five-year period ended February 28, 2011. The Board also noted that the Comparable Fund outperformed its Performance Group for year-to-date, one-, three- and five-year periods ended February 28, 2011.

The Board concluded that the sub-advisory fees payable to JPMIM are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also took into account management’s discussion of the Fund’s past performance and the performance of the Comparable Fund.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services provided and benefits derived in connection with the Sub-Advisory Agreement. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis. Because sub-advisory fees are paid by VALIC and not by the Fund, the Board concluded that the costs of the services to be provided by JPMIM and the profitability to JPMIM from its relationship with the Fund was not a material factor in its deliberations with respect to consideration of approval of the Sub-Advisory Agreement. For similar reasons, the Board also concluded that the potential for economies of scale in JPMIM’s management of the Fund was not a material factor in approving the Sub-Advisory Agreement although the Board noted that the proposed sub-advisory fee schedule contained breakpoints.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement, including the duties and responsibilities undertaken by JPMIM. The Board also reviewed the terms of payment for services to be rendered by JPMIM and noted that VALIC would compensate JPMIM out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provide that JPMIM will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and its deliberations, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2011 (Unaudited)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 65	Director	2005- Present	Retired.	48	Trustee, Virtas Series Fund (2011-Present).
Dr. Judith L. Craven Age: 65	Director	1998- Present	Retired Administrator.	78	Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s, Inc., a restaurant chain (1998-Present).
William F. Devin Age: 72	Chairman and Director(5)	2001- Present	Retired.	78	None.
Dr. Timothy J. Ebner Age: 61	Director	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); and Scientific Director, Society for Research on the Cerebellum (2008-Present).	48	Trustee, Minnesota Medical Foundation (2003-Present).
Judge Gustavo E. Gonzales, Jr. Age: 70	Director	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present). Formerly, Municipal Court Judge, Dallas, TX (1995-2004).	48	None.
Dr. John Wm. Lancaster Age: 87	Director	1984- Present	Pastor Emeritus (1990-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery Age: 61	Director	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. Age: 64	Director	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth Corp. rehabilitation health care (2004-Present); and Director, Regions, Inc. bank holding company. (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 57	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); President and CEO, AIG Advisor Group, Inc. (2004-Present)	87	None.
Officers
Kurt Bernlohr Age: 50	President and Principal Executive Officer	2009- Present	President, VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present); and formerly Vice President (2004-2009), VALIC	N/A	N/A

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2011 (Unaudited) — (continued)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 55	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Gregory R. Kingston Age: 45	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert Age: 57	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 44	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 54	Chief Compliance Officer	May 2011 to Present	Vice President, SAAMCo (May 2011 to Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 to Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 to Present).	N/A	N/A
Matthew J. Hackethal Age: 39	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SAAMCo (2006-Present); AML Compliance officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Donna M. Handel Age: 45	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A
Thomas M. Ward Age: 44	Vice President	2008- Present	Vice President (2009-Present) and Director (2005-2009), VALIC; Vice President (2009-Present), VALIC Financial Advisors, Inc.
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (3 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I

SHAREHOLDER TAX INFORMATION (Unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2011.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011, which will be made available after the end of the calendar year.

During the year ended May 31, 2011 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$—	$—	$—	42.19%
Blue Chip Growth	—	—	—	100.00
Broad Cap Value	—	—	—	100.00
Capital Conservation	—	—	—	0.00
Core Equity	—	—	—	100.00
Dividend Value	—	—	—	100.00
Foreign Value	—	1,299,913	24,408,121	0.00
Global Equity	—	182,055	2,618,620	45.40
Global Real Estate	3,335,070	—	—	0.07
Global Social Awareness	—	298,191	4,778,864	43.86
Global Strategy	—	551,929	15,471,875	6.77
Government Securities	—	—	—	0.00
Growth	—	—	—	100.00
Growth & Income	—	—	—	100.00
Health Sciences	—	—	—	0.00
Inflation Protected	—	—	—	1.71
International Equities	—	966,715	17,896,968	0.12
International Government Bond	—	—	—	0.00
International Growth I	—	711,120	9,617,911	0.36
Large Cap Core	—	—	—	100.00
Large Capital Growth	—	—	—	100.00
Mid Cap Index	—	—	—	86.16
Mid Cap Strategic Growth	—	—	—	100.00
Money Market I	—	—	—	0.00
Nasdaq-100® Index	—	—	—	100.00
Science & Technology	—	—	—	0.00
Small Cap Aggressive Growth	—	—	—	0.00
Small Cap	—	—	—	100.00
Small Cap Index	—	—	—	70.29
Small Cap Special Values	—	—	—	100.00
Small-Mid Growth	—	—	—	0.00
Stock Index	42,900,326	—	—	89.70
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid and foreign source income to shareholders.

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 20.16% for the twelve-month period ending May 31, 2011, compared to a return of 25.95% for the S&P 500® Index and 16.21% for the Blended Index.

The Fund consists of four equity components (Index, Growth, Value, and Research Enhanced), a fixed income component, and a cash component. All components of the Fund contributed to outperformance as each of the four equity components outpaced the S&P 500® Index. Likewise the fixed income component beat the Barclays Capital Aggregate U.S. Bond Index return of 5.84% for the year.

The Fund entered the year neutral to its blended index with a 55% weight in equity overall. Through the summer as markets rallied, this was increased gradually, making a significant move in September up to 60%, with more gradual increases alongside market appreciation in the winter months. In the new year this was gradually drawn down, making a larger move down to 56% in March in response to the disasters in Japan. This shift from stocks to bonds was also accompanied by a de-risking within the bond portfolio, shifting out of higher yielding bonds into inflation protected bonds. The Fund ended the year by returning to a neutral weight of 55% equity, taking a cautionary view and maintaining a de-risked posture.

For the year ended May 31, 2011, the Asset Allocation Fund returned 20.16% compared to 25.95% for the S&P 500® Index and 16.21% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index for Asset Allocation Fund consists of the S&P 500® Index (55%), the Barclays Capital U.S. Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

***	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
20.16%	6.38%	5.05%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 27.53% for the twelve-month period ended May 31, 2011, compared to a return of 25.95% for the S&P 500® Index.

Overall, stock selection drove the outperformance, while sector allocation detracted somewhat. Information technology and financials boosted relative results, and energy dragged.

The information technology sector was the primary contributor to relative outperformance, due to stock choices that included Baidu, Inc. and Apple, Inc.

Financials was another area of relative strength, both in terms of relative sector weighting and stock selection. Franklin Resources was the top contributor for the sector and one of the top contributors overall. A holding company for various mutual fund managers, Franklin Resources outpaced expectations as a strong equity market led to higher fees. Wells Fargo and Morgan Stanley were notable detractors.

Energy was the greatest detractor from both a sector and stock selection basis. An underweight in this high-performing benchmark sector proved detrimental. Natural gas and oil company EOG Resources suffered from falling natural gas prices and announced that it is shifting its focus to the more lucrative oil industry.

For the year ended May 31, 2011, the Blue Chip Growth Fund returned 27.53% compared to 25.95% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
27.53%	4.89%	2.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, MeWhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of 25.42% for the twelve-month period ending May 31, 2011, compared to a return of 24.23% for the Russell 1000® Value Index.

The Fund outperformed the index for the annual period ended May 31, 2011. The outperformance was mainly attributable to stock selection within financials. Four significant contributors were Sallie Mae Corp., Capital One Financial, American Express and Ameriprise Financial. Additional benefits were achieved by having an underweight position to this sector. Stock selections within consumer staples were additive as well. Notable performers were Philip Morris International, Imperial Tobacco Group ADS and Lorillard. Continued confidence in health care has been paying off as stock selection versus the index provided formidable benefits mainly due to gains by holding positions in UnitedHealth Group, Coventry Health Care and Pfizer. An overweight to the strong industrials and health care sectors added to the Fund’s gains.

The primary area of detraction in performance was stock selection and allocation within the energy sector, the best performing sector in the index. Also detracting from relative performance during the period was stock selection and overweighting within information technology as holdings such as Hewlett-Packard and Computer Sciences Corp. were large individual detractors.

For the year ended May 31, 2011, the Broad Cap Value Income Fund returned 25.42% compared to 24.23% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
25.42%	3.63%	3.73%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 7.56% for the twelve-month period ended May 31, 2011, compared to a return of 5.84% for the Barclays Capital U.S. Aggregate Bond Index.

The higher yielding nature of the Fund and an overweight in credit exposure helped boost the return on the fund versus the benchmark.

Security selection was also a source of relative outperformance versus the benchmark. Many of the top performing securities were in securitized products. Commercial mortgage backed issues by Morgan Stanley and JP Morgan Chase were among the top performers in the Fund. In addition, given the decline in interest rates experienced in early 2011, Treasuries have performed strongly as well. Notably the US Treasury Note 3.88% due 5/15/2018 was among the top performers in the Fund.

During the fiscal year ending May 31, 2011, an underweight in the mortgage-backed security sector detracted from relative performance. Individual detractors included Federal Home Loan Bank 5.25% due 07/18/2011, US Treasury Note 2.38% due 08/31/2014, and Bank of America 5.23% due 01/15/2049.

For the year ended May 31, 2011, the Capital Conservation Fund returned 7.56% compared to 5.84% for the Barclays Capital U.S. Aggregate Bond Index.

*	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
7.56%	5.53%	4.97%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 26.32% for the twelve-month period ending May 31, 2011, compared to a return of 26.81% for the Fund’s benchmark, the Russell 1000® Index.

The strongest contribution to performance was in the consumer discretionary sector, where overweights to automotive-related and media stocks had a positive impact. The Fund also benefited from an underweight in financials, the lowest performing sector of the index, especially to banks. An overweight in the health care sector, especially the providers and services subsector helped returns. In energy, an underweight detracted from returns as the escalating turmoil in the Middle East and North Africa prompted a rapid run-up in oil prices. An overweight in information technology also had a negative impact on returns, especially within the semiconductors & semiconductor equipment industry.

Notable individual contributors included CBS, a media company that outperformed on strong advertising trends, and Marathon Oil, a diversified oil company that performed well during the period due to its downstream operations. Additionally, the Fund’s longstanding overweight in UnitedHealth Group had a positive impact.

The largest relative detractors were Raytheon Co., Tellabs, Inc. and Anadarko Petroleum Corp. The continued lack of clarity concerning the US Defense budget and appropriations impacted defense companies during the period, including Raytheon Corp. Tellabs suffered earnings misses and revenue declines during the period. The Fund’s underweight to Anadarko Petroleum detracted as the stock performed particularly well on rising oil prices.

For the year ended May 31, 2011, the Core Equity Fund returned 26.32% compared to 26.81% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
26.32%	1.91%	1.12%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 26.50% for the twelve-month period ending May 31, 2011, compared to a return of 24.23% for the Russell 1000® Value Index, a return of 25.95% for the S&P 500® Index, and a return of 25.09% for the Blended Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

Sector allocation was strongly positive, accounting for a majority of the portfolio’s outperformance for the period. The biggest contributors from a sector allocation standpoint included an underweight in financials and overweights in materials and industrials. The portfolio saw marginal relative underperformance resulting from an underweight in health care and an overweight in consumer staples.

Security selection was also strong during the period with the most notable contributions coming from the financials and consumer staples sectors. Within financials, the portfolio saw strong performance including contribution from National Bank of Canada and Bank of Nova Scotia. Within consumer staples, Philip Morris and Lorillard, Inc. made significant contributions to relative total returns. Selection among energy and health care stocks was weaker during the period. Within energy, ownership in BP weighed heavily on returns. Weaker performance from Merck, Raytheon and Hewlett-Packard also hurt performance.

A discussion with SunAmerica Asset Management Corp. — regarding their portion of the Fund (the “portfolio”)

The primary driver of outperformance during the period was limited exposure to the financial sector, which was the worst performing Russell 1000® Value industry group. Overweight allocations to the materials, telecommunication services, health care, and industrial sectors also helped relative performance. At a sector level, an underweight to energy and overweight to information technology detracted from returns.

Security selection within consumer staples and materials was positive, while selection among consumer discretionary, industrial, and health care sectors detracted. Philip Morris International Inc., E.I. DuPont de Nemours & Co., Reynolds American Inc., Huntsman Corp., and Lorillard Inc. were leading contributors during the period. Strayer Education Inc., Barnes & Noble Inc., Hillenbrand Inc., Microsoft Corp., and Freeport-McMoRan Copper & Gold Inc. were leading detractors.

For the year ended May 31, 2011, the Dividend Value Fund returned 26.50% compared to 24.23% for the Russell 1000® Value Index, a return of 25.95% for the S&P 500® Index and a return of 25.09% for the Blended Index.

*

Effective October 1, 2010, the Fund determined to use the Russell 1000® Value Index as its sole broad-based index because the new sub-advisers’ investment style and the Fund’s new investment strategy are more consistent with the characteristics of the Russell 1000® Value Index. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

**

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

***	The Blended Index for Dividend Value Fund consists of the S&P® 500 Index (50%) and the Russell 1000® Value Index (50%).

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
26.50%	1.89%	2.46%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors Ltd.

The Foreign Value Fund posted a return of 33.69% for the twelve-month period ending May 31, 2011, compared to a return of 30.69% for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net).

The Fund outperformed its benchmark, with all sectors and regions delivering double-digit absolute gains. Stock selection and an overweight position in the health care sector provided strong contributions to performance. Several of the Fund’s top contributors were pharmaceuticals stocks such as Biovail Corporation and France’s Sanofi. The financials and industrial sectors were also positive contributors where Dutch financial services conglomerate ING Groep NV and German industrial firm Siemens were both up strongly during the period.

An underweight position in materials detracted from relative returns as this was a high returning sector. The energy sector also detracted from returns where Reliance Industries and Talisman Energy, which are not index components, underperformed. The information technology sector’s performance was also somewhat soft during the year, especially the software and services sub-sector where Cap Gemini detracted from performance and Japanese video game manufacturer Nintendo was the Fund’s biggest detractor for the year.

From a regional standpoint, the Fund’s significantly underweighted Japanese position was the biggest relative contributor. Stock selection in Hong Kong and an allocation to Taiwan, which is not part of the MSCI EAFE Index (net), also aided relative performance. The Fund’s overweighted European holdings outperformed the overall index, due in large part to stock selection in the U.K. and the Netherlands. An underweight allocation and below par stock selection in Australia were detractors, as was the Fund’s allocation to South Korea, which is not part of the index and underperformed during the period.

For the year ended May 31, 2011, the Foreign Value Fund returned 33.69% compared to 30.69% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 30, 2011 the MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
33.69%	4.31%	5.32%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Equity Fund posted a return of 26.09% for the twelve-month period ending May 31, 2011, compared to a return of 29.82% for the S&P Global Broad Market Index (“S&P Global BMI”).

A discussion with BlackRock Financial Management, Inc. — regarding their portion of the Fund (the “portfolio”)

During the period, the Fund lagged its benchmark despite posting positive returns. Stock selection was the primary driver of the underperformance for the Fund overall.

On an individual-security level, holdings that contributed to performance during the one-year period included several automobile manufacturers, namely Volkswagen AG, BMW and Kia Motors Corp.; cable satellite operators Kabel Deutschland Holding AG and Liberty Global, Inc.; and coal miner Arch Coal, Inc.. Conversely, detractors included Textron, Inc., General Electric Co., American Airlines and F5 Networks, Inc.. Regionally, positive contributors in developed Europe were offset by detractors in North America and the emerging markets.

The Fund’s underweight exposure to integrated oil companies and refiners hurt in light of the violence in the Middle East, North Africa and the sharp increase in energy. In financials, the Fund’s exposure to banks in the emerging markets where central banks are tightening (i.e., Brazil, India and China) was a drag on performance. Additionally in the fourth quarter of 2010, the Fund moved to an overweight in Japanese industrials versus their United States and European counterparts, placing the Fund at a slight overweight position in Japan, which detracted from performance given the natural disasters impacting Japan during the period.

For the year ended May 31, 2011, the Global Equity Fund returned 26.09% compared to 29.82% for the S&P Global BMI.

*	The S&P Global BMI Index is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float-adjusted market values of US$100 million or more and annual dollar value traded of at least US$50 million in all included countries. The index is composed of the S&P Developed BMI (25 markets) and the S&P Emerging BMI (21 markets).

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
26.09%	0.22%	1.53%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of 30.56% for the twelve-month period ended May 31, 2011, compared to a return of 34.10% for the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Index during the fiscal year ended May 31, 2011. This portfolio has a US focus, which caused a large portion of the underperformance as the US REIT market lagged versus the non-US market as measured by the Fund’s benchmark.

Stock selection in lodging-resorts and specialty property REITs detracted from the portfolio’s relative performance during the fiscal year. The portfolio was also negatively impacted from a benchmark-relative underweight exposure to timber REITs and a small allocation to cash. Conversely, security selection in office, regional malls and diversified REITs positively impacted relative performance.

Top individual contributors during the fiscal year included Simon Property Group and Equity Residential. Simon Property Group, a REIT which offers an attractive portfolio of top-tier U.S. regional malls, benefited from improvement in regional mall fundamentals. Equity Residential owns and manages one of the largest, most diversified apartment portfolios in the U.S. and has been a beneficiary of positive fundamentals within the apartment REIT sector this fiscal year.

Digital Realty Trust, Mack-Cali Realty Corp, and Weyerhaeuser Co., however, were top detractors from Fund performance during the fiscal year.

The portfolio maintained a bias toward companies with higher quality assets and tenant rosters and flexible balance sheets.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Index during the fiscal year ended May 31, 2011. The largest detractors from performance were stock selection in the Pacific region and in Europe. The portfolio does not invest in the US market, which slightly added to relative performance during the period relative to the index.

For the one-year period ended May 31, 2011, stock selection contributed positively to returns in Hong Kong Avoiding New World Development Co. was additive to portfolio performance. From a country allocation perspective, a slight underweight to Hong Kong contributed to performance. Conversely, stock selection in Australia was the largest detractor from returns, driven by an underweight to Westfield Group Australia. From a country perspective, an underweight to Australia and overweight to Continental Europe were top detractors from performance.

For the year ended May 31, 2011, the Global Real Estate Fund returned 30.56% compared to 34.10% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Returns as of May 31, 2011
1 Year	Since Inception*
30.56%	2.98%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Global Social Awareness Fund posted a return of 27.71% for the twelve-month period ending May 31, 2011, compared to a return of 28.07% for the Morgan Stanley Capital International (MSCI) World Index (net).

The Fund’s underperformance was due to conflicting factors — stock selection and currency translation were positive while country weights cost the fund relative performance. For country allocation, the overweighting of Japan was a negative as the country relatively underperformed others with a 9.06% return for the year. Greece was also once again a significant detractor as the country continued to experience the negative impact from its sovereign debt crisis.

In terms of stock selection, overweight positions in Caterpillar Inc (CAT) and UnitedHealth Group (UNH) were two of the greatest contributors as these companies performed well due to their relative out-performance versus their respective sectors. Cisco Systems Inc, Hewlett Packard Co. and Microsoft Corp were the largest detractors from performance for the period.

For the year ended May 31, 2011, the Global Social Awareness Fund returned 27.71% compared to 28.07% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 30, 2011 the MSCI World Index (net) consisted of the following 24 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
27.71%	2.14%	1.98%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 24.85% for the twelve-month period ending May 31, 2011, compared to a return of 28.15% for the Morgan Stanley Capital International All Country (“MSCI AC”) World Index (net).

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

The portfolio’s holdings included investment-grade and below investment-grade global government bonds, sovereign debt, supranational bonds and cash. Duration, currency and sovereign credit exposure each contributed to relative performance during the period.

The portfolio was significantly underweighted in long-duration bonds in the G-3 (U.S., Eurozone and Japan). The underweight U.S. and Japanese duration exposure was largely neutral while the underweight in the Eurozone contributed to relative performance. The portfolio’s Mexican exposure and long-term government bond positions in Brazil and Indonesia were some of the largest sources of outperformance from interest rates.

The portfolio’s overall currency strategy contributed to performance despite large underweighted euro and yen exposures. The portfolio used derivatives in the form of forward currency exchange contracts in order to execute their underweight positions in the euro and yen. During the period these significantly detracted from performance. Exposure to stronger performing European currencies such as the Swedish krona, Norwegian krone and Polish zloty was not enough to offset the detraction from the underweighted euro, which appreciated 16.58% against the U.S. dollar. The Japanese yen also appreciated 11.94% against the dollar, but the negative impact was more than offset by overweighted exposure to other Asian currencies. Overweight exposure to Latin American currencies such as the Brazilian real and Mexican peso was also beneficial to performance.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

Relative to the MSCI AC World Index (net), stock selection overall was a slight detractor for performance. Stock selection in the consumer staples sector hurt relative results. Stock selection and an underweight to the materials sector, where Irish building materials company CRH PLC. underperformed, also detracted from performance. In the information technology sector, U.S. company, Cisco Systems, Inc., lost value and hindered relative results.

In contrast, stock selection in diversified financial services and insurance industries was a strong positive with U.K based Aviva PLC and Dutch ING Groep NV contributing to relative results. An overweight in telecommunication services also added to relative results, particularly from U.K. company Vodafone. German automobile company BMW in the consumer discretionary sector was also a leading contributor to relative performance.

From a geographic perspective, an underweight allocation to Asia, especially to Japan and China contributed to performance. An overweight to Europe, especially in Germany and Norway boosted returns. Underexposure to Latin America and no exposure to Australia and New Zealand detracted from relative results.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2011, the Global Strategy Fund returned 24.85% compared to 28.15% for the MSCI AC World Index (net).

*	The MSCI AC World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 30, 2011 the Index consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
24.85%	8.03%	9.03%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Government Securities Fund posted a return of 3.45% for the twelve-month period ending May 31, 2011, compared to a return of 4.31% for the Barclays Capital U.S. Government Bond Index.

The yield on the 10-year U.S. Treasury note began the annual period at 3.29%, fell below 3.00% by the end of June 2010 and then dropped to 2.39% by early October. The 10-year U.S. Treasury yield returned to the 3.29% level by the end of December 2010 and closed the annual period at 3.06% on May 31, 2011, 23 basis points lower than the prior one-year level.

During the annual period, the Fund’s performance was primarily impacted by fluctuations in underlying U.S. Treasury security performance. When U.S. Treasury yields declined with intensifying investor concerns regarding the economy during the early months of the annual period, the Fund delivered positive returns. However, when U.S. Treasury yields rose as improving economic data encouraged investors to take on more risk and move their assets both to non-Treasury sectors and the equity market, the Fund lost ground.

The Fund’s performance was also hindered by its duration positioning. The Fund held a longer duration position than the Index through much of the annual period. While this positioning helped during the first half of the annual period when interest rates decreased, such positive contribution was more than offset by the detracting impact of increasing interest rates overall during the second half of the annual period.

For the year ended May 31, 2011, the Government Securities Fund returned 3.45% compared to 4.31% for the Barclays Capital U.S. Government Bond Index.

*	The Barclays Capital U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
3.45%	4.93%	4.71%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. (“American Century”)

The Growth Fund posted a return of 29.60% for the twelve-month period ending May 31, 2011, compared to a return of 29.43% for the Russell 1000® Growth Index.

For the 12 months ended May 31, 2011, the Index posted a return of more than 29.43%, reflecting a strong rally in the U.S. stock market. Stocks rose for much of the 12-month period as evidence of improving economic activity emerged. Most notably, employment data turned positive as the economy added jobs in eight consecutive months. In addition, the Federal Reserve implemented a second round of quantitative easing measures to further stimulate economic activity.

The Fund outperformed the Index for the 12-month period. This outperformance was driven entirely by stock selection, which added value in six of ten market sectors.

Stock selection was most successful in the information technology sector, led by computer hardware makers and communications equipment manufacturers. The Fund benefited from underweight positions in diversified technology firm Hewlett-Packard, which faced uncertainty surrounding the company’s strategic direction under its new CEO, and networking equipment maker Cisco Systems, which struggled with new products and increased competition.

Stock selection also added value in the health care and industrials sectors of the Fund. Stock choices among health care equipment makers contributed virtually all of the outperformance in the health care sector. One of the top contributors in this sector was Edwards Lifesciences, which makes medical devices for cardiac surgery.

In the industrials sector, security selection among electrical equipment manufacturers and an underweight position in airlines delivered the bulk of the outperformance. The leading contributor was electrical equipment maker Rockwell Automation.

On the downside, the Fund’s financials and energy holdings underperformed. An overweight position in commercial banks and stock choices among diversified financial services firms had the biggest negative impact in the information technology sector. The most significant individual detractor was commercial bank Wells Fargo. In the energy sector, stock selection and an underweight position in energy producers weighed on results. An underweight position in energy giant Exxon Mobil, which enjoyed higher refining profit margins as oil prices rose, detracted the most.

For the period ended May 31, 2011, the Growth Fund returned 29.60% compared to 29.43% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
29.60%	5.47%	3.43%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Growth & Income Fund posted a return of 23.60% for the twelve-month period ending May 31, 2011, compared to a return of 25.95% for the S&P 500® Index.

A discussion with SunAmerica Asset Management Corp. — regarding the “value” oriented portion of the Fund (the “portfolio”)

Stock selection among information technology companies was the largest relative detractor to performance for the period. Despite strong stock selection among the financial sector, an overweight to this underperforming sector also hurt performance. Underweight exposure to the information technology and utility sectors boosted returns, as did overweight allocations to the energy and telecommunication services sectors.

The portfolio benefitted from stock selection within the health care and material sectors during the period. Chevron Corp., UnitedHealth Group, Inc., Pfizer, Inc., ConocoPhillips, and Verizon Communications, Inc. were the top-performing holdings during the period, while Bank of America Corp., Cisco Systems, Inc., Hewlett-Packard Co., Morgan Stanley, and Raytheon Co. were the leading detractors.

A discussion with SunAmerica Asset Management Corp. — regarding the “growth” oriented portion of the Fund (the “portfolio”)

For the portfolio as a whole, an underweight to financials, the poorest performing category in the S&P 500, helped relative performance. Security selection in the information technology and industrial sectors was also beneficial. Stock selection and underweight exposure to both the consumer staples and energy sectors detracted from portfolio returns. An overweight allocation to information technology hurt performance relative to other categories although stock selection within the information technology companies was positive. Stock selection among health care companies was a detractor.

The top contributors to portfolio performance for the period were Apple, Inc., QUALCOMM, Inc., Schlumberger Ltd., Amazon.com, and Oracle Corp, but gains were limited by positions in Cisco Systems, Inc., Bank of America Corp., Hewlett-Packard Co., CVS Caremark Corp., and J.C. Penney Co., Inc.

For the year ended May 31, 2011, the Growth & Income Fund returned 23.60% compared to 25.95% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
23.60%	1.87%	1.39%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 40.90% for the twelve-month period ending May 31, 2011, compared to a return of 27.84% for the S&P 500® Health Care Index.

Broadly speaking, positive stock selection drove the outperformance, while group weightings were also beneficial. In aggregate, the options strategy, which is used to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased, had a positive impact on performance for the 12-month period.

Advantageous stock selection among biotechnology stocks was the greatest contributor to relative returns,. Alexion Pharmaceutical was the top absolute contributor in the portfolio. Pharmasset and Medicines Company also turned in strong performances and were among the fund’s top five absolute contributors. Biotechnology remains the largest allocation in the portfolio.

Stock choices in the pharmaceuticals space also boosted relative results, and an underweight to the sector helped as well. Non-benchmark holding Valeant Pharmaceuticals was a standout performer. The portfolio has a sizable position in pharmaceuticals but is underweight relative to the benchmark.

Some individual stock positions weighed down results. Notably, Community Health Systems, United Health and Teva Pharmaceuticals were among the greatest detractors.

For the year ended May 31, 2011, the Health Sciences Fund returned 40.90% compared to 27.84% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
40.90%	11.04%	8.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 9.57% for the twelve-month period ending May 31, 2011, compared to a return of 8.40% for the Barclays Capital U.S. Treasury Inflation-Protected (“TIPS”) Index.

Sector selection added to performance versus the benchmark. Security selection was positive as well . Specific securities that helped returns were Australian dollar (Australian Government Bonds 3.00% due 09/20/25) and Canadian dollar (Canadian Government Bonds 4.25% due 12/01/21) inflation-linked government bonds. Specific securities that hurt performance were Monumental Global Funding III 4.29% due 5/22/18 and Principal Life Income Funding Trusts 3.51% due 3/01/12.

Currency was a positive contributor to performance while duration was a detractor from performance.

For the year ended May 31, 2011, the Inflation Protected Fund returned 9.57% compared to 8.40% for the Barclays Capital U.S. TIPS Index.

*	The Barclays Capital U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
9.57%	5.55%	4.36%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Equities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Equities Fund posted a return of 30.18% for the twelve-month period ending May 31, 2011, compared to a return of 30.69% in U.S. dollars for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net).

The Fund’s baseline allocation is regionally neutral versus the MSCI EAFE Index (net) with a portion of its Japan exposure actively managed and half of its Europe exposure managed in two research enhanced index funds. The balance of the Japan and Europe allocation and all of the Asia ex-Japan allocation are indexed to the appropriate EAFE sub-indices. During the course of the year, minor (+/-1%) over/underweights were made in the Japan and Asia ex-Japan regions. The actively managed component of the Japan allocation made a positive contribution versus the benchmark.

The best performing countries were Norway, Sweden and Chile. The worst performing countries were Greece and Ireland which continued to feel the negative impact from their sovereign debt concerns, and Japan.

For the year ended May 31, 2011, the International Equities Fund returned 30.18% compared to 30.69% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 30, 2011 the MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
30.18%	0.88%	3.73%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Government Bond Fund posted a return of 13.16% for the twelve-month period ending May 31, 2011, compared to a return of 12.20% for the Citigroup World Government Bond Index (“WGBI”) (unhedged), a return of 12.54% for the JP Morgan Emerging Markets Bond Index Plus (“EMBI+”), and a return of 12.32% for the Blended Index.

The Fund’s interest rate exposure emphasized an overweight position in the US versus the Eurozone, in light of an expectation that the U.S. was on a sounder growth footing and likely to see yields rise, which ultimately contributed to performance. Investment grade corporate credits enhanced Fund yield which assisted total returns particularly in the US market.

An underweight in foreign currencies relative to the benchmark detracted from performance. Specifically the Japanese yen and the Euro were the primary detractors.

There were positive contributions from allocations to Turkey and Venezuela. The emerging market corporate allocation remains a strategic allocation as it continues to provide attractive risk-reward opportunities in comparison with the sovereign universe.

For the year ended May 31, 2011, the International Government Bond Fund returned 13.16% compared to 12.54% for the JP Morgan EMBI+ Index, 12.20% for the Citigroup WGBI Index (unhedged) and 12.32% for the Blended Index.

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	The JP Morgan EMBI+ Index tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

***	The Blended Index is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI+ Index (30%).

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
13.16%	7.17%	8.72%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Growth I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Growth I Fund posted a return of 35.00% for the twelve-month period ending May 31, 2011, compared to a return of 30.69% for the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (net).

A discussion with American Century Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

Stock selection in the information technology and industrials sectors aided the portfolio’s relative returns. Conversely, ineffective stock selection and an underweight position in the materials sector diminished relative gains, as did laggards in the health care sector.

Overall, effective stock selection contributed significantly to outperformance. Leading individual contributors included Taiwan-based cellular handset maker HTC. United Kingdom-based ARM Holdings, which develops and licenses semiconductor chip technology, surged as it maintained a competitive edge in the smartphone market and established a dominant position in the burgeoning tablet computer market.

Prominent individual detractors included U.K.-based miner Rio Tinto, which said spring storms halted operations at many of its Australian coal and iron ore mines. Mortgage lender Lloyds Banking Group, also of the U.K., retreated as it contended with a fragile domestic economy and the impact of troubled European debt on its books.

From a geographic perspective, effective investments and an underweight position, relative to the benchmark, in the slumping Japanese market enhanced relative gains, as did rising holdings in Taiwan. Alternatively, exposure in Switzerland and Australia weighed on relative returns.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

After rallying for much of 2009 on prospects of improving global economic conditions, global equity markets faced headwinds in early 2010. Notably, several southern European economies, including Greece, Spain, Portugal and Italy, faced solvency concerns amid massive fiscal deficits. But, not all news was bad. Equity markets seemed to shrug off some of the macroeconomic burdens that pulled them into double-digit losses in the first half of 2010, ending the year with strong positive gains. Within this environment, the portfolio outperformed the MSCI EAFE Index (net).

In terms of sectors, solid stock selection across the energy, financials, consumer discretionary and utilities sectors were the largest positive contributors to relative outperformance.

An overweight exposure to the strong performing energy sector combined with an underweight to the weaker financials sector was supportive as well.

From a geographic perspective, performance was lead by the portfolio’s exposure in the Asia/Pacific region.

Strong stock selection across South Korea, Japan, Singapore and India led to double digit gains in each of these markets.

Hyundia Mobis, BMW and International Power Plc were top individual contributors. Conversely, Teva Pharmaceutical, Mediatek Inc., and Esprit Holdings were the largest detractors.

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

For the twelve month period ended May 31, 2011, the portfolio outperformed the Fund’s benchmark.

Positive stock selection in the retailing sector was a primary contributor to the portfolio’s relative outperformance, led by our holdings of luxury goods companies LMVH Moet Hennessy (France), Compagnie Financiere Richemont (Switzerland), and Burberry (United Kingdom).

Strong stock selection and, to a lesser extent, an underweight allocation in the financial services sector was also a positive factor. Swiss private bank Julius Baer was among the top relative contributors for the reporting period within this sector.

Stock selection in the industrial goods and services sector also benefited relative performance, led by Schneider Electric.

Stocks in other sectors that contributed to relative performance included the industrial and medical gases producer Linde (Germany), medical device manufacturer Synthes (Switzerland), and Hong Kong-based telecommunications service provider China Unicom Hong Kong. Not holding shares of electric power company Tokyo Electric Power (Japan) and integrated oil company BP (United Kingdom) also helped.

The portfolio’s underweight allocation in the autos & housing sector held back relative performance. Hoya Corp, Espirit Holdings and Shin-Etsu Chemical were the three greatest individual detractors overall.

Stocks in other sectors that negatively impacted relative performance included the portfolio’s holdings of optical glass maker Hoya (Japan), Hong Kong-headquartered retailer Esprit, specialty chemicals manufacturer Shin-Etsu Chemical (Japan), copy machine manufacturer Konica Minolta (Japan), oil and gas exploration company INPEX (Japan), and technology consulting firm Infosys Technologies Limited (India). The timing of the portfolio’s ownership in shares of mining operator Rio Tinto (Australia) and Swiss pharmaceutical and diagnostic company Roche Holding, and not holding shares of strong-performing Australian mining company BHP Billiton, also dampened relative results.

VALIC Company I International Growth I Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2011, the International Growth I Fund returned 35.00% compared to 30.69% for the MSCI EAFE Index (net).

*	MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 30, 2011 the MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
35.00%	4.86%	5.08%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management, Incorporated

The Large Cap Core Fund posted a return of 32.94% for the twelve-month period ending May 31, 2011, compared to a return of 25.95% for the S&P 500® Index.

The majority of outperformance came from security selection, while sector allocation slightly detracted from overall performance. The portfolio carried an overweight in consumer discretionary, financials, health care and energy and an underweight in consumer staples, technology, industrials, materials, telecommunication services and utilities.

Consumer discretionary, technology, financials and consumer staples were the strong contributors for the period with the majority of the outperformance coming from security selection. In consumer discretionary, a relative overweight in CBS Corp. proved beneficial as it was among the strongest performers in the sector and also among the top ten contributors for the Fund. QUALCOMM, Inc. and Ancestry.com Inc. were the top performing stocks in technology. Despite an overweight in financials, the worst performing sector for the Index, strong stock selection offset the detraction. Moody’s Corp. was the best performing stock in financials and the largest contributor to the Fund during the year.

Energy, telecommunication services and industrials detracted from performance. Although overweight energy, the strongest sector in the index, stock selection detracted from overall performance. Despite a positive absolute return, Ultra Petroleum Corp.’s performance was well below that of the majority of the index’s energy holdings. The Fund underperformed in telecommunication services for not holding Verizon Communications Inc. and AT&T Inc., which were strong performers in the S&P 500®. A similar situation occurred in industrials where not owning Caterpillar Inc. contributed to the sector’s underperformance in the portfolio.

For the year ended May 31, 2011, the Large Cap Core Fund returned 32.94% compared to 25.95% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
32.94%	7.27%	6.81%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 27.01% for the twelve-month period ending May 31, 2011, compared to a return of 29.43% for the Russell 1000® Growth Index.

A discussion with SunAmerica Asset Management Corp. — regarding their portion of the Fund (the “portfolio”)

Stock selection in the information technology, industrials, materials and consumer discretionary groups contributed to performance during the period. Conversely, factors that detracted from performance included stock selection in the consumer staples, energy and health care sectors.

Several individual stocks assisted the portfolio’s performance, particularly Apple Inc., Qualcomm, Schlumberger Ltd., Amazon.com Inc., and Oracle Corp. Stocks hindering performance included Cisco Systems, Bank of America, Hewlett-Packard, CVS Caremark, and J.C. Penney Co., Inc.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

After a volatile start to 2010, the stock market began to rally in November, 2010. This rally generally persisted through the early part of 2011 until the market reversed direction during May of 2011, as investors grew pessimistic about the sustainability of the economic recovery. In this volatile environment, the portfolio had positive returns and outperformed the Index.

The portfolio outperformed by the widest margin in the information technology sector, driven by stock selection. Within this sector, significant contributors to performance included consumer electronics and computer maker Apple Inc., Chinese internet search engine provider Baidu, Inc. and storage solutions hardware maker EMC Corp. The portfolio also outperformed in the consumer discretionary, industrials and materials sectors, driven primarily by stock selection.

Some of this outperformance was offset by underperformance in other sectors. The portfolio underperformed by the widest margin in the health care sector, driven by stock selection and an overweight position. In the health care sector, Express Scripts Inc. was a key detractor to performance. The portfolio also underperformed in other sectors, including energy, financials and consumer staples.

The portfolio’s largest overweight sectors at the close of the reporting period were information technology, health care, telecommunication services and materials. The portfolio’s largest underweight position was in the consumer staples sector.

For the period ended May 31, 2011, the Large Capital Growth Fund returned 27.01% compared to 29.43% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
27.01%	4.42%	4.12%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Mid Cap Index Fund posted a return of 32.54% for the twelve-month period ending May 31, 2011, compared to a return of 32.95% for the S&P MidCap 400® Index.

The Fund is passively managed to track the S&P MidCap 400® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the period, all ten S&P MidCap 400® Index sectors posted sizeable gains, led higher by the consumer staples and energy groups which appreciated more than 66% and 49%, respectively. The telecommunications services and financial sectors gained more than 19% and 20% during the period, respectively, however they were the lowest performing sectors on a relative basis.

The top-contributing stock selections during the period were F5 Networks Inc., Green Mountain Coffee Roasters Inc., Joy Global Inc., Atmel Corp., and BorgWarner Inc. The positions which detracted most significantly included Cree Inc., Strayer Education Inc., ITT Educational Services Inc., Wilmington Trust, and Community Health Systems Inc.

For the year ended May 31, 2011, the Mid Cap Index Fund returned 32.54% compared to 32.95% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
32.54%	6.75%	7.78%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 37.37% for the twelve-month period ending May 31, 2011, compared to a return of 36.31% for the Russell Midcap® Growth Index.

Effective March 2011, RCM Capital Management, LLC replaced PineBridge.

A discussion with PineBridge Investments, LLC (“PineBridge”) — regarding their portion of the Fund (the ”portfolio”).

Security selection detracted from performance during the period. Worst performing sectors were information technology, consumer discretionary, health care and financials. Best performing sectors were materials, consumer staples, and energy.

Major individual detractors from performance included Sketchers USA, ReneSola Ltd and Career Education Corp. Driving outperformance in the best performing sectors were Rockwood Holdings Inc, FMC Technologies, Oil States Intl Inc and Coca-Cola Enterprises Inc.

A discussion with RCM Capital Management, LLC (“RCM Capital”) regarding their portion of the Fund (the “portfolio”).

The portfolio underperformed the Index during the fiscal quarter ended May 31, 2011. Adverse stock selection in energy and industrials — along with an underweight exposure to consumer staples — contributed to the performance shortfall. Conversely, strong stock selection in technology, consumer discretionary and financial services — along with an underweight exposure to the financials sector — positively contributed to relative returns.

Sprint Nextel Corp was the top contributor to relative returns during the period. Technology investments Netflix Inc. and Citrix Systems Inc. were also among the top performers.

Consumer stocks Hansen Natural Corp. and CBS Corp. also outperformed.

Conversely, some energy and industrial sector investments closely tied to economic growth underperformed as investors worried about the health of the global economic recovery. Investments in oilfield equipment maker Cameron International Corp. underperformed in this environment.

In industrials, Terex Corp. and Rockwell Automation were among the top detractors from relative returns.

A discussion with Morgan Stanley Investment Management, Inc — regarding their portion of the Fund (the ”portfolio”)

The portfolio outperformed the Index during the 12-month period ended May 31, 2011. Relative outperformance was driven primarily by stock selection. Conversely, sector allocation detracted slightly from relative returns.

The main contributor to the portfolio’s relative performance was stock selection in the consumer discretionary sector. Within the sector, a holding in online travel booking provider Priceline.com contributed the most to performance. Stock selection in health care and technology also bolstered returns. In health care, a position in life science tools and diagnostics company Illumina was especially beneficial to performance, while a position in computer services company Salesforce.com led performance in the technology sector.

Detractors from performance included stock selection in energy. A holding in energy equipment company First Solar was a drag on performance. Additionally, a lack of exposure to other stronger-performing energy stocks further hurt performance.

Stock selection and an overweight in financial services also hampered performance. The lack of exposure to industries that performed well during the period — real estate, in particular — was disadvantageous.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2011, the Mid Cap Strategic Growth Fund returned 37.37% compared to 36.31% for the Russell Midcap Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
37.37%	7.41%	8.40%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 0.01% for the twelve-month period ending May 31, 2011, compared to a return of 0.12% for the T-Bill Three-Month Index.

Fund performance was affected most by historically low interest rates that persisted throughout 2010 and into 2011. Yields on money market securities decreased steadily throughout the period, with one-month certificates of deposit (CDs) yielding roughly 0.31% at the start of the fiscal year down to approximately 0.10% at the end of the period.

While money market yields were low throughout the annual period, the Fund’s investment strategy helped it provide current income while meeting its two primary objectives — liquidity and capital preservation. More specifically, given the low yield environment that existed throughout the year, the Fund employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy provided a cushion of liquidity in the near term, i.e. one to seven days, and helped to garner the relatively higher yield available from investments with longer-dated maturities, i.e. more than 30 days.

Throughout the period, the Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
0.01%	2.00%	1.87%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Nasdaq-100® Index Fund posted a return of 28.53% for the twelve-month period ending May 31, 2011, compared to a return of 29.09% for the Nasdaq-100® Index.

The Fund is passively managed to track the Nasdaq-100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

Stock performance leaders during the period included several technology and internet companies such as Apple Inc., QUALCOMM Inc., Oracle Corp., Amazon.com Inc. and priceline.com Inc. Not all technology stocks fared well, however, as Cisco Systems Inc. and Research in Motion Ltd., were the two most prominent laggards for the Fund. Other stocks which hindered Fund performance included retailer Sears Holdings, drug manufacturer Teva Pharmaceutical Industries Ltd., and Apollo Group Inc., a provider of education and training services.

For the year ended May 31, 2011, the Nasdaq-100® Index Fund returned 28.53% compared to 29.09% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 10 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
28.53%	8.62%	2.74%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 35.89% for the twelve-month period ending May 31, 2011, compared to a return of 24.27% for the S&P North American Technology Sector Index.

A discussion with RCM Capital Management, LLC — regarding their portion of the Fund (the “portfolio”)

For the fiscal year ending May 31, 2011, the portfolio significantly outperformed the Index.

Technology stocks rose throughout the fiscal year, as fears of a decline in the economy in 2011 began to dissipate after second and third quarter earnings reports indicated that technology spending was improving, led by expenditures on “cloud computing.” Much of this increase was a result of the very high returns available from implementing new technology associated with data center consolidation.

Attribution of performance associated with allocation between the six major technology industries was slightly negative. However, this was more than made up for by the stock picking within the sectors, as stock picking within the internet, software, services, and communications subsectors contributed to performance. Among the top contributors were Netflix, Riverbed, Tibco, and Sina, all of which more than doubled. In addition, the portfolio was underweight in many poor-performing stocks such as Cisco, Hewlett-Packard, and Microsoft. The portfolio was positioned with many of the cloud computing leaders noted above. Top detractors include underweights in Qualcomm, Oracle, International Business Machines and priceline.com.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio significantly outperformed the Index during the period. Stock selection was the predominant factor in the outperformance, and group weightings had a positive impact on relative results as well.

The greatest contribution to relative returns came from the telecommunications equipment sector, thanks to advantageous stock selection and a beneficial underweight. Limiting exposure to global networking company Cisco Systems helped results.

Semiconductor companies also contributed to relative results, backed by strong stock selection and an overweight to the group. National Semiconductor, ON Semiconductor and graphics chipmaker NVIDIA were also positive contributors.

Stock selection was beneficial in the hardware sector. A limited position in Hewlett- Packard helped as large tech companies continued to suffer from large valuation discounts.

Telecommunication services names boosted relative returns as well, namely China Unicom Hong Kong.

Adverse stock selection in the media sector dragged down relative returns slightly. Avoiding priceline.com was harmful as the company saw robust growth and added to a string of strong quarterly results.

A discussion with Wellington Management Company, LLP — regarding their portion of the Fund (the “portfolio”)

For the twelve month period ending May 31, 2011, the portfolio outperformed the Index. All industries within the Index posted positive returns. The internet & catalog retail and IT services industries rose the most, while the communications equipment and life sciences tools & services industries rose the least.

Security selection was the primary driver of outperformance. Strong stock selection in the communications equipment, computers and peripherals, semiconductors and semiconductor equipment, and software industries was partially offset by weak stock selection within the electronic equipment and instruments industry. From a regional perspective, the portfolio’s exposure to Hong Kong, Israel, and Taiwan helped relative performance, while exposure to China and India detracted.

Over the twelve month period Apple, Oracle, and Qualcomm contributed most on an absolute basis, while Research in Motion, Strayer Education, and Cisco Systems were the top absolute detractors.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2011, the Science & Technology Fund returned 35.89% compared to 24.27% for the S&P North American Technology Sector Index.

*

The S&P North American Technology Sector Index measures the performance of U.S.-traded stocks of technology related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
35.89%	8.87%	0.78%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Aggressive Growth Fund posted a return of 28.35% for the twelve-month period ending May 31, 2011, compared to a return of 36.79% for the Russell 2000® Growth Index.

Sectors that contributed positively to relative performance include health care, industrials and consumer staples. Information technology, telecommunication, consumer discretionary and energy detracted from performance.

Health care as a group was slightly underweight compared to the benchmark for the period but strong stock selection led to outperformance of the sector. Onyx Pharmaceuticals, Viro Pharmaceuticals and Quality Systems were the three strongest holdings in the sector.

The portfolio was overweight industrials. Chart Industries, Gardner Denver and Robbins & Myers were the three strongest performers within this sector.

Most of the overall underperformance relative to the Index was within the information technology sector. Results within technology were driven not by what the Fund owned as much as what the Fund did not own. “Cloud computing” dominated the sector with several benchmark issues (which the Fund did not own), up more than 100% for the period. As a sector, IT was the second best performing sector in the benchmark but our poor stock selection coupled with our underweight in “cloud” related stocks caused our holdings to underperform.

For the year ended May 31, 2011, the Small Cap Aggressive Growth Fund returned 28.35% compared to 36.79% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
28.35%	7.61%	7.33%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 35.24% for the twelve-month period ending May 31, 2011, compared to a return of 29.75% for the Russell 2000® Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 2000® Index by the widest margin in the industrials sector, driven by stock selection. Within this sector, one of the leading contributors to performance was industrial wheel and tire manufacturer Titan International Inc. The portfolio also outperformed in other sectors such as consumer discretionary, health care and consumer staples where it was driven primarily by stock selection. Outperformance in the energy sector was driven by both stock selection and a beneficial overweight position, as the energy sector was the top performing sector in the Index during the period. Some of this outperformance was offset by underperformance in other sectors, including telecommunication services and materials, driven primarily by stock selection.

The most significant changes to positioning during the period included a decrease in exposure to the financials, telecom and industrials sectors. In contrast, exposure was increased in the materials, energy and consumer staples sectors.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

Broadly speaking, stock selection accounted for the majority of the portfolio’s outperformance. Nearly every sector boosted relative results, led by consumer discretionary, health care, information technology, and industrials. Only the telecommunications sector which had the smallest weight in the portfolio, marginally detracted from relative returns.

Consumer discretionary contributed the most to the portfolio’s relative outperformance, due to stock selection including automotive safety product supplier TRW Automotive Holdings. In addition, restaurant holding, BJ’s Restaurants proved particularly resilient amid a weak consumer spending environment. Health care was another area of relative strength, as biotechnology names Regeneron Pharmaceuticals and Pharmasset both reported progress on new therapies they are developing. The stocks which detracted the most from the portfolio were Wilmington Trust Co., Radian Group, Medassets and Dynavox Inc.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell 2000® Index which was up 29.75%. The portfolio is concentrated in “the smallest of the small” companies with a maximum market capitalization of approximately $300 million, which is substantially smaller than the Russell 2000 Index and the “size effect” hurt the portfolio this period.

By design, the portfolio is more passively managed with industry and sector representation benchmarked to the underlying index. Investing in a broad list of well diversified ultra-small cap stocks, offering exposure to an often neglected area of the overall market is the primary goal of this portfolio. Some contributing performance did come from a few stock selections though — primarily from health care and information technology sector stocks. The best performing stocks for the period were Zale Corp, and Approach Resources, Inc. The worst performers were Radio One and Capitol Bancorp Ltd.

For the year ended May 31, 2011, the Small Cap Fund returned 35.24% compared to 29.75% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
35.24%	3.62%	5.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Small Cap Index Fund posted a return of 29.44% for the twelve-month period ending May 31, 2011, compared to a return of 29.75% for the Russell 2000® Index.

The Fund is passively managed to track the Russell 2000® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the past twelve-months, all ten Russell 2000® Index sectors appreciated, led higher by the energy sector which advanced more than 68%, while the financials sector was the principal laggard, returning a more modest 16%. The eight other sectors each posted gains in excess of 20.0%.

Several individual stocks contributed to the Fund’s performance during the period, particularly Riverbed Technology, TIBCO Software Inc., VeriFone Systems Inc., and Rackspace Hosting Inc. On the negative side, investments in Dex One Corp, Corinthian Colleges Inc., Amedisys Inc, and Skechers USA Inc. were a drag on performance.

For the year ended May 31, 2011, the Small Cap Index Fund returned 29.44% compared to 29.75% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
29.44%	4.50%	6.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of 20.40% for the twelve-month period ending May 31, 2011, compared to a return of 22.91% for the Russell 2000® Value Index.

A discussion with Dreman Value Management, LLC — regarding their portion of the Fund (“the portfolio”)

The portfolio slightly outpaced the Russell 2000® Value Index during the period as sector allocation was positive enough to offset the negative impact from stock selection. An underweight in the financial sector, which lagged most sectors, benefited the portfolio. This coupled with an overweight in strong performing health care, energy, industrials, and information technology sectors benefited performance. The portfolio’s overweight in the poorest performing sector, consumer discretionary, and a modest cash position hurt performance.

Stock selection in consumer discretionary, consumer staples, health care, and information technology were negative compared to the Index while stock selection in energy, financials, industrials, and materials outpaced the index. In the consumer staples sector Central European Distribution, a spirits distributor, was down significantly for the year due to production problems and increased marketing expenses. In health care, Amedisys, was punished due to a Government investigation into its Medicare reimbursement practices and the portfolio used the weakness to add to its position. Finally, Bancorp South was also a detractor for the year. On the heels of improving oil prices, many of the portfolio’s energy stocks posted strong returns including W&T Offshore, Tesoro, and SM Energy. In the materials sector, the portfolio’s precious metal stocks including Cour d’Alene Mines and New Gold also posted strong returns as gold moved to record highs. Lastly, Health Spring, a managed care organization that focuses on supplemental Medicare plans, was a strong contributor.

A discussion with Wells Capital Management, Incorporated — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell 2000® Value Index for the period.

An underweight to the lagging financials sector was a strong positive, although it was largely offset by the underperformance of the actual financial securities that were owned. The largest detractor within bank stocks was First Citizens Bancshares, Inc., a Raleigh-based financial holding company. Additionally, Knight Capital Group, Inc., a wholesale market maker in U.S. equity securities, underperformed the benchmark and detracted. Stock selection in consumer staples helped relative performance, while selection in materials, health care and information technology hurt relative performance.

Stone Energy Corp., an independent oil and gas company, was a strong contributor to the portfolio benefiting from long-term rising oil and gas prices. In addition, the company has been successful in navigating a challenging regulatory environment in the Gulf of Mexico. ACI Worldwide, Inc., a provider of payment software and service solutions, also contributed during the fiscal year.

For the year ended May 31, 2011, the Small Cap Special Values Fund returned 20.40% compared to 22.91% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
20.40%	1.46%	2.43%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small-Mid Growth Fund posted a return of 37.24% for the twelve-month period ending May 31, 2011, compared to a return of 36.79% for the Russell 2000® Growth Index.

A discussion with Wells Capital Management, Incorporated (“Wells Capital”) — regarding their portion of the Fund (“the portfolio” or “small growth portfolio”)

The outperformance in the fiscal year was driven by stock selection with particular overall strength in industrials along with consumer staples, consumer discretionary and materials. In industrials, stand-out performers included Polypore International, Inc., Argon ST Inc., and Titan International, Inc. Outperformance in consumer staples was the result of holdings in Elizabeth Arden, Inc. and Diamond Foods, Inc. Among consumer discretionary holdings, leading performers included SodaStream International Ltd., IMAX Corp., and Ulta Salon Cosmetics & Fragrance, Inc. Strong stock selection in materials from positions in Rockwood Holdings, Inc. and Materion Corp. also contributed to performance.

The largest performance detractors were energy and information technology. Although energy returns were solid on an absolute basis, the portfolio failed to keep pace with the Index where energy was the top performing group for the period with a return of 74%. In general, the market favored stocks of oil producers versus natural gas producers. Information technology was the second best group in the Index. There were some problem holdings such as Lionbridge Technologies, Inc., a provider of language, development and testing services, which detracted from performance.

A discussion with Wells Capital — regarding their portion of the Fund (“the portfolio” or “Small-Mid Growth portfolio”)

The best performing sectors in the Small-Mid Growth portfolio were health care, consumer discretionary and energy. Despite an underweight in health care, which performed well as a sector, stock selection enhanced performance. Individual top performing stocks in the portfolio included priceline.com Inc., F5 Networks, Inc., InterOil Corp. and Biovail Corp.

The worst performing sectors in the portfolio were industrials and information technology. Among the worst performing stocks were Quantum Corp, General Cable Corp. and VistaPrint NV.

Effective August 9, 2010, Wells Capital was replaced by Century Capital Management, LLC as sub-adviser to the Small-Mid Growth portfolio of the Fund.

A discussion with Century Capital Management, LLC — regarding their portion of the Fund (“the portfolio”)

For the partial fiscal period ending May 31, 2011, the Small-Mid Growth portfolio slightly underperformed the Russell 2000 Growth® index.

Overall, sector allocation contributed to performance during the period, whereas security selection detracted.

Security selection was most successful in the consumer discretionary and consumer staples sectors of the portfolio. Within the consumer discretionary sector, Lululemon Athletica Inc., an athletic apparel company, was the top performing holding. Within the consumer staples sector, Diamond Foods, Inc., a packaged food company, also contributed. The information technology sector contributed resulting from favorable security selection. Sensata Technologies Holdings NV was the top performer within the sector.

On the downside, security selection within the materials and telecommunications sector detracted from performance. STR Holdings, Inc., which manufactures encapsulants used in the production of solar modules, was the biggest individual detractor. Finisar Corp., an optical networking company, was also a drag on performance. TrueBlue, Inc., a provider of temporary staffing services, detracted as well.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2011, the Small-Mid Growth Fund returned 37.24% compared to 36.79% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
37.24%	3.60%	3.91%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Stock Index Fund posted a return of 25.55% for the twelve-month period ending May 31, 2011, compared to a return of 25.95% for the S&P 500® Index.

The Fund is passively managed to track the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the past twelve-months, all ten S&P 500® Index sectors appreciated, led higher by the energy sector which advanced more than 45%, while the financials sector was the principal laggard, returning a more modest 9.5%. The eight other sectors each posted gains in excess of 20.0%.

In terms of contribution, Exxon Mobil Corp., Apple Inc., Chevron Corp., Philip Morris International Inc., and AT&T Inc. were the most additive positions during the period. At the other end of the spectrum, Bank of America Corp., Cisco Systems Inc., Hewlett-Packard Co., Morgan Stanley and Best Buy Co Inc. detracted the most from performance.

For the year ended May 31, 2011, the Stock Index Fund returned
25.55% compared to 25.95% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	10 Years
25.55%	3.00%	2.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Value Fund posted a return of 25.03% for the twelve-month period ending May 31, 2011, compared to a return of 24.23% for the Russell 1000® Value Index.

Effective March 14, 2011, Wellington Management Company LLP replaced OppenheimerFunds, Inc. as sub-adviser of the Fund.

A discussion with Wellington Management Company, LLP

For the partial fiscal quarter ending May 31, 2011, the portfolio slightly underperformed the benchmark.

Stock selection was positive overall, primarily due to strong stock selection in the energy and financials sectors. Sector allocation was negative during the period. While the Fund benefited from an underweight to the lagging financials sector, underweight positioning to the consumer staples, utilities, and information technology sectors along with an overweight to energy hurt relative results.

The top contributors to relative performance included ACE, Philip Morris, and Xlinix. Not holding underperforming benchmark components Berkshire Hathaway and Citigroup also helped relative results. The top detractors from relative performance included Wells Fargo, Hewlett-Packard, and Textron. Not holding strong performing benchmark component Procter & Gamble hurt relative results.

A discussion with OppenheimerFunds, Inc.

Overall, the Fund outperformed during the period primarily in the materials and consumer staples sectors, as a result of superior relative stock selection. The Fund also outperformed in the financials, health care and consumer discretionary sectors. The Fund underperformed within the energy and industrials sectors due to poor stock selection.

The top individual contributors to performance during the period were Potash Corp. of Saskatchewan, Inc. in the materials sector and Halliburton Co. in the energy sector. Other top contributors included pharmaceuticals firm Valeant Pharmaceuticals International, Inc. in the health care sector, chemicals company Celanese Corp. in materials, brewer Molson Coors Brewing Co., and auto parts manufacturer Lear Corp. in consumer discretionary.

The top detractors to Fund performance during the period were Genworth Financial, Inc. and Wells Fargo & Co. in financials, communications equipment company Harris Corp. in information technology, electric utilities firm Entergy Corp. and electrical components and equipment provider General Cable Corp. in industrials.

For the year ended May 31, 2011, the Value Fund returned 25.03% compared to 24.23% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2011
1 Year	5 Years	Since Inception*
25.03%	2.39%	4.14%
*	Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I

SUPPLEMENT TO PROSPECTUS & STATEMENT OF ADDITIONAL INFORMATION

Supplement to the Prospectus dated October 1, 2010

This supplement supersedes the supplement dated December 30, 2010

Global Strategy Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to Tina Sadler as a portfolio manager of the Fund is deleted effective January 3, 2010. Peter A. Nori and Gary Motyl of Templeton Investments, LLC maintain primary portfolio management responsibilities for the equity portion of the Fund. In addition, all other references to Ms. Sadler as a portfolio manager of the Fund are deleted from the Prospectus.

Large Cap Core Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to Walter McCormick and Emory Sanders are deleted in their entirety. Effective January 18, 2011, the Fund is managed by a team of portfolio managers including W. Shannon Reid, CFA, Senior Portfolio Manager (lead manager), David M. Chow, CFA, Portfolio Manager and Jay Zelko, Portfolio Manager.

Additionally, in the section titled “About VC I’s Management – Investment Sub-Advisers – Wells Capital Management Incorporated (“Wells Capital”)” the disclosure is amended to delete references to Messrs. McCormick and Mr. Sanders and add references to Messrs. Reid, Chow and Zelko as the new portfolio manager of the Fund, as follows: “The Fund is managed by a team of portfolio managers led by W. Shannon Reid, CFA. David M. Chow, CFA and Jay Zelko are team members. Mr. Reid joined Wells Capital (or one of its predecessor firms) in 1988 and is currently a Managing Director, Senior Portfolio Manager, and the head of Wells Capital’s Large Cap Growth team. Mr. Chow joined Wells Capital (or one of its predecessor firms) in 1993 and is currently a Managing Director and Portfolio Manager. Mr. Zelko joined Wells Capital (or one of its predecessor firms) in 1993 and is currently a Managing Director and Portfolio Manager.”

In the section titled “Additional Information About the Funds’ Principal Investment Strategies and Principal Risks,” the first two paragraphs of the Large Cap Core Fund shall remain unchanged.

Date: January 21, 2011

Supplement to the Prospectus dated October 1, 2010

Foreign Value Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure is amended to add Norm Boersma, CFA and Lisa Myers, CFA as secondary portfolio managers of the Fund. Mr. Boersma is the president of Templeton Global Advisors, Ltd. (“Templeton Global”). Ms. Myers is an Executive Vice President and portfolio manager of Templeton Global. Tucker Scott continues to serve as the lead portfolio manager of the Fund.

Additionally, in the section titled “About VC I’s Management – Investment Sub-Advisers – Templeton Global Advisors, Ltd. (“Templeton Global”)” the disclosure is amended to delete references to Cindy Sweeting and to add Mr. Boersma as a secondary portfolio manager. Effective March 1, 2011, Mr. Boersma became the president of Templeton Global. He has over 24 years of industry experience, 19 of which have been with Franklin Templeton. He was previously the director of research of Templeton Global Equity Group from 2000 to mid-2003 and, most recently, from December 2007 to December 2010. The disclosure with respect to Mr. Scott and Ms. Myers and their respective role with the Fund has not changed.

Date: March 1, 2011

Supplement to the Prospectus dated October 1, 2010

Global Real Estate Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to James Trowbridge as a portfolio manager of the Fund is deleted effective April 29, 2011. Joe V. Rodriguez, Jr. (lead manager), Mark Blackburn, Paul S. Curbo, Ping-Pang Wang and Darin Turner of Invesco Advisers, Inc. maintain portfolio management responsibilities for the Fund. In addition, all other references to James Trowbridge as a portfolio manager of the Fund are deleted from the Prospectus.

Value Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to John Damian as a portfolio manager of the Fund is deleted effective February 28, 2011. Mitchell Williams of Oppenheimer Funds, Inc. maintains portfolio management responsibilities for the Fund. In addition, all other references to Mr. Damian as a portfolio manager of the Fund are deleted from the Prospectus.

Date: March 8, 2011

Supplement to the Prospectus dated October 1, 2010

Supplement to the Summary Prospectus dated October 1, 2010

Global Equity Fund. At a meeting held on April 19, 2011, the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of BlackRock Financial Management, Inc. as the sub-adviser to the Global Equity Fund (the “Fund”) and approved the appointment of J.P. Morgan Investment Management, Inc. (“JPMIM”) as the sub-adviser to the Fund. The Board approved a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and JPMIM (the “JPMIM Sub-advisory Agreement”). The effective date of the JPMIM Sub-advisory Agreement will be on or about October 1, 2011.

The Board also approved changes to the Fund’s name, principal investment strategies and principal investment risks, which changes will become effective on or about October 1, 2011.

•	Name Change. The Fund’s name will change from the “Global Equity Fund” to the “Emerging Economies Fund.”

VALIC Company I

SUPPLEMENT TO PROSPECTUS & STATEMENT OF ADDITIONAL INFORMATION — (continued)

•

Principal Investment Strategies. The Fund currently invests at least 80% of its net assets in equity investments with a focus on developed global equity securities of any market capitalization with up to 25% of the Fund’s assets invested in issuers located in emerging markets. In addition, at least 40% of the Fund’s assets are invested in issuers located outside the United States.

On or about October 1, 2011, the Fund’s investment strategy will change such that it will invest at least 80% of its net assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, the United Kingdom, the United States, and most of the countries of Western Europe.

•

Principal Investment Risks. The Fund is currently subject to the following principal investment risks: Active Management Risk, Convertible Securities Risk, Depositary Receipts Risk, Derivatives Risk, Emerging Markets Risk, Foreign Investment Risk, Market Risk and Small Company Risk.

Upon the change of the Fund’s principal investment strategy, Small Company Risk, Depositary Receipts Risk and Convertible Securities Risk will no longer be principal investment risks, Currency Risk will become a principal investment risk and the Fund’s exposure to Emerging Markets Risk will be greater.

With respect to the JPMIM Sub-advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the sub-adviser change will be mailed to the shareholders of the Fund within 90 days of the change.

Date: April 25, 2011

Supplement to the Prospectus dated October 1, 2010

In the Fund Summary section titled “Investment Adviser,” Thomas C. Ognar, CFA, a portfolio manager with Wells Capital Management Incorporated will act as the sole portfolio manager of the Small Cap Aggressive Growth Fund (the “Fund”). Mr. Ognar began managing the Fund on March 12, 2011.

Additionally, in the section titled “About VC I’s Management – Investment Sub-Advisers – Wells Capital Management Incorporated (“Wells Capital”),” the disclosure with respect to Wells Capital’s management of the Fund is deleted and replaced with the following: “Mr. Ognar joined Wells Capital in 2005 as a portfolio manager. Prior to joining Wells Capital, Mr. Ognar was a portfolio manager with Strong Capital Management, Inc. since May 2002.”

Date: May 10, 2011

Supplement to the Prospectus dated October 1, 2010

Supplement to the Summary Prospectus dated October 1, 2010

International Equities Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to Akihiro Sekiya as a portfolio manager of the Fund is deleted effective May 19, 2011. Lan Cai, Timothy Campion and Michael Kelly of PineBridge Investments, LLC maintain primary portfolio management responsibilities for the Fund. In addition, all other references to Mr. Sekiya as a portfolio manager of the Fund are deleted from the Prospectus.

Date: June 17, 2011

Supplement to the Prospectus dated October 1, 2010

International Growth I Fund. Effective August 31, 2011, the section of the Fund Summary titled “Investment Adviser” is amended to reflect that Barrett K. Sides of Invesco Advisers, Inc. (“Invesco”) will retire as a portfolio manager of the Fund. Clas G. Olsson, currently a portfolio manager of the Fund, will assume lead portfolio manager responsibilities for Invesco. Additionally, Mark Jason, a portfolio manager with Invesco, will become a portfolio manager of the Fund. Effective August 31, 2011, the “Portfolio Managers” table with respect to Invesco is deleted and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Invesco
Clas G. Olsson	2005	Portfolio Manager (lead manager)
Mark Jason	2011	Portfolio Manager
Jason T. Holzer	2005	Portfolio Manager
Shuxin (Steve) Cao	2005	Portfolio Manager
Matthew W. Dennis	2005	Portfolio Manager

There are no changes with respect to the other sub-advisers American Century Investment Management, Inc. or Massachusetts Financial Services Company.

Additionally, in the section titled “About VC I’s Management – Investment Sub-Advisers – Invesco Advisers” the disclosure is amended effective August 31, 2011 to delete references to Mr. Sides and to add Mr. Jason as a portfolio manager. Mr. Jason, Portfolio Manager, has been with Invesco and/ or its affiliates since 2001.

Date: July 25, 2011

VALIC Company I

SUPPLEMENT TO PROSPECTUS & STATEMENT OF ADDITIONAL INFORMATION — (continued)

Supplement to the Summary Prospectus dated October 1, 2010

This supplement supersedes the supplement filed on January 21, 2011

Large Cap Core Fund. On the Fund Summary in the section titled “Investment Adviser,” the disclosure with respect to Walter McCormick and Emory Sanders are deleted in their entirety. Effective immediately, Joseph M. Eberhardy, CFA, CPA, Thomas C. Ognar, CFA and Bruce C. Olson, CFA will act as co-Portfolio Managers of the Fund.

Date: July 26, 2011

Supplement to the Statement of Additional Information dated October 1, 2010

In the section titled “Portfolio Managers” under the heading “Other Accounts,” beginning on page 46, the chart is amended to include Thomas C. Ognar as a portfolio manager of the Small Cap Aggressive Growth Fund and delete references to Jerome “Cam” Philpott and Stuart Roberts.

Other Accounts

			(As of March 31, 2011)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Fund	Advisers/ Sub-adviser	Portfolio Manager	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Small Cap Aggressive Growth Fund	Wells Capital	Thomas C. Ognar	8	$5,284	1	$49	33	$586

Date: May 10, 2011

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Financial Management, Inc.

40 East 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

800 Scudders Mill Rd.

Plainsboro, NJ 08536

Bridgeway Capital Management, Inc.

5615 Kirby Drive

Suite 518

Houston, TX 77005-2448

Century Capital Management, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

70 Pine Street

New York, NY 10270

RCM Capital Management, LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

Broward Financial Centre, Suite 2100

Ft. Lauderdale, FL 33394

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Thomas M. Ward,

Vice President

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

Go paperless

Together we can make a difference

Sign up for Personal Deliver-e® to get:

Go paperless Sign up for Personal Deliver-e today! CLICK VALIC.com CALL 1-800-448-2542 VISIT your VALIC financial advisor

Convenience. See your account statements, certain regulatory documents and transaction confirmations online, print as you wish. Days faster than paper delivery through the mail.

Security. Password-protected documents online are more secure than paper.

Eco-friendly delivery. Less paper, less waste. One more way that together we can make a difference.

Ready to go paperless?

>  Visit our website at VALIC.com

>  Select “Access Your Account” under Links to Login

>  Follow the registration instructions

>  You can also enroll by contacting our Client Care Center at 1-800-448-2542

We know privacy is important to you, so please be assured that your e-mail address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Securities and investment advisory services are offered by VALIC Financial Advisors, Inc., member FINRA and an SEC-registered investment advisor.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (05/2011) 79619 EE

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password.

With your PIN,
you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Account access

Manage your VALIC account online today

CLICK

VALIC.com

CALL

1-800-448-2542

VISIT

your VALIC financial advisor

Manage your account online!

Enjoy quick, easy and secure access — now or anytime.

Powerful features:

You’ll find a long list of powerful features to track and analyze your portfolio values with graphs and charts. You can print and download account transaction confirmations and tax statements, view transaction history and download it to Quicken using Direct ConnectSM. The Account Aggregation Feature allows you to display information from other accounts in addition to your VALIC accounts. Account information is also available for viewing on your cell phone or mobile device.

You can easily manage your personal profile to update your contact information (phone, address, e-mail), reset your password and more. Your financial advisor’s contact information is also readily accessible. You can also request forms for a variety of services.

With VALIC Online you can initiate account transactions including:

•  Allocation changes

•  Transfer money among investment options

•  Rebalance account to your desired allocation mix

•  Change contributions

Personal Deliver-e® is an electronic document delivery service with these attractive features:

•  Elect to receive notification when account statements, certain regulatory documents and transaction confirmations are available for viewing and printing

•  Select which notifications you want to receive electronically

•  Days faster than paper delivery

•  Less paper, less waste

Start exploring VALIC Online today!

>   Go to VALIC.com and click on Access Your Account in the “Links to Login” section

>   Click “Register Now” to begin the registration process

>   Enter the information to set up your security profile

>   Click “I Agree” to accept the VALIC access agreement (required)

>   Verify and/or update your address, e-mail and telephone number

>   Click “Continue” to update your record and proceed to the Summary screen

Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2011) J74462

Item 2.	Code of Ethics.

VALIC Company I (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2011, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(a) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2011	2010
(a) Audit Fees	$681,435	$641,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2010
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$145,000	$126,566

In addition, Ernst & Young, LLP is performing tax services for the Series. For the fiscal years ended 2011 and 2010, the fees for these tax services were $320,145 and $309,767, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2010 were $238,270 and $594,850, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2011